UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21265

Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-983-0903

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2018 is set forth below.

Schedule of Investments(a)

Invesco DWA NASDAQ

Momentum ETF (DWAQ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 25.7%
824	Amazon.com, Inc.(b)	$1,464,611
7,251	American Public Education, Inc.(b)	319,769
787	Booking Holdings, Inc.(b)	1,596,603
1,389	Churchill Downs, Inc.	397,185
15,299	Conn’s, Inc.(b)	518,636
18,970	Crocs, Inc.(b)	343,547
3,547	Five Below, Inc.(b)	344,627
6,699	G-III Apparel Group Ltd.(b)	306,144
4,578	Grand Canyon Education, Inc.(b)	533,474
25,383	Huazhu Group Ltd. ADR (China)	1,015,574
2,612	Lululemon Athletica, Inc.(b)	313,309
2,292	Marriott International, Inc., Class A	293,009
1,217	Netflix, Inc.(b)	410,677
2,157	O’Reilly Automotive, Inc.(b)	660,042
9,170	Penn National Gaming, Inc.(b)	293,898
2,380	Pool Corp.	364,735
11,564	Ross Stores, Inc.	1,011,041
25,614	Ruth’s Hospitality Group, Inc.	741,525
14,629	Scientific Games Corp., Class A(b)	702,923
3,399	Shutterfly, Inc.(b)	279,602
134,389	Sirius XM Holdings, Inc.	943,411
8,067	SodaStream International Ltd. (Israel)(b)	704,249
6,354	Texas Roadhouse, Inc.	399,285
1,814	Wynn Resorts Ltd.	302,539

		14,260,415

	Energy - 1.5%
11,197	Carrizo Oil & Gas, Inc.(b)	315,532
3,757	Diamondback Energy, Inc.	495,736

		811,268

	Financials - 8.8%
7,129	BofI Holding, Inc.(b)	278,174
3,669	Credit Acceptance Corp.(b)	1,407,428
8,711	E*TRADE Financial Corp.(b)	521,005
5,645	Eagle Bancorp, Inc.(b)	305,112
8,294	East West Bancorp, Inc.	536,954
35,759	EZCORP, Inc., Class A(b)	409,440
8,538	First Merchants Corp.	402,994
5,053	LPL Financial Holdings, Inc.	334,963
1,078	SVB Financial Group(b)	331,895
3,645	World Acceptance Corp.(b)	364,172

		4,892,137

	Health Care - 18.9%
3,631	ABIOMED, Inc.(b)	1,287,299
3,622	Align Technology, Inc.(b)	1,291,786
47,176	Array BioPharma, Inc.(b)	726,039
20,534	Exact Sciences Corp.(b)	1,200,212
3,496	ICON PLC(b)	486,503
1,531	ICU Medical, Inc.(b)	439,091
4,907	IDEXX Laboratories, Inc.(b)	1,201,872
11,061	Insmed, Inc.(b)	275,087
3,663	Insulet Corp.(b)	304,615
4,719	Integra LifeSciences Holdings Corp.(b)	294,135
694	Intuitive Surgical, Inc.(b)	352,684
1,984	Ligand Pharmaceuticals, Inc.(b)	433,167
7,434	Merit Medical Systems, Inc.(b)	403,666
4,851	Neogen Corp.(b)	399,723
2,994	Neurocrine Biosciences, Inc.(b)	300,867
6,405	Quidel Corp.(b)	434,643
19,811	STAAR Surgical Co.(b)	611,169

		10,442,558

	Industrials - 9.0%
3,727	51job, Inc. ADR (China)(b)	$342,027
6,796	ArcBest Corp.	316,354
6,383	Axon Enterprise, Inc.(b)	433,597
6,169	Chart Industries, Inc.(b)	481,737
1,858	Cintas Corp.	379,924
6,081	Copart, Inc.(b)	348,989
1,431	CoStar Group, Inc.(b)	595,081
7,761	Gibraltar Industries, Inc.(b)	337,215
4,197	Old Dominion Freight Line, Inc.	616,120
4,475	Saia, Inc.(b)	337,191
13,420	SkyWest, Inc.	803,858

		4,992,093

	Information Technology - 35.4%
5,596	Activision Blizzard, Inc.	410,858
2,156	Adobe Systems, Inc.(b)	527,530
9,452	Apple, Inc.	1,798,621
3,216	Aspen Technology, Inc.(b)	308,061
2,227	Autodesk, Inc.(b)	286,036
2,855	Blackbaud, Inc.	284,957
24,822	Blucora, Inc.(b)	862,564
10,398	Comtech Telecommunications Corp.	349,373
8,399	Ebix, Inc.	666,461
6,685	Electronic Arts, Inc.(b)	860,694
8,592	Entegris, Inc.	302,009
3,706	Facebook, Inc., Class A(b)	639,581
5,948	Intuit, Inc.	1,214,819
1,380	IPG Photonics Corp.(b)	226,375
2,481	Jack Henry & Associates, Inc.	334,191
3,747	Littelfuse, Inc.	812,424
21,906	LivePerson, Inc.(b)	508,219
10,677	Micron Technology, Inc.(b)	563,639
5,828	Monolithic Power Systems, Inc.	773,259
4,311	NetApp, Inc.	334,189
5,743	NVIDIA Corp.	1,406,231
12,439	ON Semiconductor Corp.(b)	274,280
5,867	Pegasystems, Inc.	326,205
6,825	Proofpoint, Inc.(b)	778,391
3,205	PTC, Inc.(b)	294,572
5,179	Qualys, Inc.(b)	451,091
5,866	RealPage, Inc.(b)	323,217
5,316	Seagate Technology PLC	279,728
6,419	Semtech Corp.(b)	304,582
2,821	Splunk, Inc.(b)	271,098
7,072	SS&C Technologies Holdings, Inc.	375,311
3,848	Stamps.com, Inc.(b)	1,004,328
17,124	TTM Technologies, Inc.(b)	297,273
3,268	Ultimate Software Group, Inc. (The)(b)	904,876
4,965	Zillow Group, Inc., Class A(b)	279,877

		19,634,920

	Real Estate - 0.7%
2,402	SBA Communications Corp. REIT(b)	380,116

	Total Common Stocks & Other Equity Interests (Cost $46,472,148)	55,413,507

	Money Market Fund - 0.2%
102,933	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $102,933)	102,933

	Total Investments in Securities (Cost $46,575,081) - 100.2%	55,516,440
	Other assets less liabilities - (0.2)%	(123,956)

	Net Assets - 100.0%	$55,392,484

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Market ETF (PWC)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 14.1%
26,160	Abercrombie & Fitch Co., Class A	$619,731
11,609	AMC Networks, Inc., Class A(b)	699,907
55,809	Best Buy Co., Inc.	4,187,349
4,987	Burlington Stores, Inc.(b)	762,064
2,200	Churchill Downs, Inc.	629,090
61,111	Gannett Co., Inc.	645,943
49,892	Las Vegas Sands Corp.	3,587,235
56,103	Liberty Broadband Corp., Class A(b)	4,451,212
37,185	Lululemon Athletica, Inc.(b)	4,460,341
40,066	New Media Investment Group, Inc.	720,787
6,628	RH(b)(c)	900,480
11,613	Shake Shack, Inc., Class A(b)(c)	723,838
19,696	Tailored Brands, Inc.	397,071
11,540	World Wrestling Entertainment, Inc., Class A	912,929

		23,697,977

	Consumer Staples - 6.5%
11,897	Cal-Maine Foods, Inc.(b)	535,365
15,088	Conagra Brands, Inc.	553,880
26,002	Estee Lauder Cos., Inc. (The), Class A	3,508,710
3,967	Medifast, Inc.	681,055
15,999	Performance Food Group Co.(b)	573,564
60,599	Sysco Corp.	4,072,859
15,654	US Foods Holding Corp.(b)	529,262
10,588	Weis Markets, Inc.	541,364

		10,996,059

	Energy - 7.7%
88,142	Gulfport Energy Corp.(b)	1,014,514
44,305	Hess Midstream Partners LP	981,356
269,642	Kinder Morgan, Inc.	4,794,235
138,798	Spectra Energy Partners LP	5,131,362
35,647	Sunoco LP	951,418

		12,872,885

	Financials - 14.9%
65,286	Aflac, Inc.	3,038,410
18,200	American Equity Investment Life Holding Co.	650,286
5,694	American Financial Group, Inc.	641,657
135,820	AXA Equitable Holdings, Inc.(b)	2,986,682
10,698	BancFirst Corp.	664,346
13,119	Brighthouse Financial, Inc.(b)	569,758
45,678	E*TRADE Financial Corp.(b)	2,732,001
19,474	Enova International, Inc.(b)	603,694
8,805	Green Dot Corp., Class A(b)	698,413
13,721	Hamilton Lane, Inc., Class A	671,917
8,089	Interactive Brokers Group, Inc., Class A	484,208
8,935	LPL Financial Holdings, Inc.	592,301
61,629	MetLife, Inc.	2,818,910
47,232	Progressive Corp. (The)	2,834,392
29,470	Prudential Financial, Inc.	2,973,818
24,372	TCF Financial Corp.	611,981
17,707	Universal Insurance Holdings, Inc.	786,191
11,283	Walker & Dunlop, Inc.	668,631

		25,027,596

	Health Care - 13.6%
37,144	AbbVie, Inc.	3,425,791
25,352	Acorda Therapeutics, Inc.(b)	632,532
32,854	Centene Corp.(b)	4,281,862
23,025	CytomX Therapeutics, Inc.(b)	606,479
6,112	Enanta Pharmaceuticals, Inc.(b)	596,042

63,583	Global Cord Blood Corp. (Hong Kong)(c)	$496,583
6,606	Haemonetics Corp.(b)	645,010
13,044	Humana, Inc.	4,098,164
2,186	ICU Medical, Inc.(b)	626,945
42,194	Innoviva, Inc.(b)	597,045
7,083	Molina Healthcare, Inc.(b)	737,270
12,649	REGENXBIO, Inc.(b)	889,225
37,148	ResMed, Inc.	3,929,515
16,389	Triple-S Management Corp., Class B(b)	581,973
2,740	WellCare Health Plans, Inc.(b)	732,731

		22,877,167

	Industrials - 10.8%
13,958	ArcBest Corp.	649,745
11,637	Boeing Co. (The)	4,146,263
10,833	FTI Consulting, Inc.(b)	855,374
16,515	HD Supply Holdings, Inc.(b)	726,330
7,423	Insperity, Inc.	705,927
38,966	KBR, Inc.	778,541
9,093	KLX, Inc.(b)	664,244
32,992	PGT Innovations, Inc.(b)	791,808
19,526	Raytheon Co.	3,866,734
11,727	SkyWest, Inc.	702,447
62,443	Textron, Inc.	4,262,983

		18,150,396

	Information Technology - 24.6%
24,751	Bottomline Technologies (de), Inc.(b)	1,334,079
10,082	Broadridge Financial Solutions, Inc.	1,139,064
30,417	Intuit, Inc.	6,212,368
31,349	Mastercard, Inc., Class A	6,207,102
28,399	Match Group, Inc.(b)(c)	1,025,772
13,731	Mellanox Technologies Ltd. (Israel)(b)	1,077,883
97,840	Micron Technology, Inc.(b)	5,164,974
18,949	Novanta, Inc.(b)	1,181,470
18,474	Orbotech Ltd. (Israel)(b)	1,186,770
15,606	Qualys, Inc.(b)	1,359,283
36,442	Red Hat, Inc.(b)	5,146,704
25,848	SMART Global Holdings, Inc.(b)(c)	789,139
20,761	SolarEdge Technologies, Inc.(b)	1,105,523
15,301	Varonis Systems, Inc.(b)	914,617
45,615	Visa, Inc., Class A	6,237,395
6,552	WEX, Inc.(b)	1,243,701

		41,325,844

	Materials - 3.2%
228,430	Freeport-McMoRan, Inc.	3,769,095
54,274	Resolute Forest Products, Inc.(b)	550,881
15,855	United States Steel Corp.	577,598
21,622	Warrior Met Coal, Inc.	559,361

		5,456,935

	Telecommunication Services - 1.7%
30,522	AT&T, Inc.	975,788
11,088	Telephone & Data Systems, Inc.	279,972
7,879	United States Cellular Corp.(b)	270,723
20,569	Verizon Communications, Inc.	1,062,183
8,295	Zayo Group Holdings, Inc.(b)	307,662

		2,896,328

	Utilities - 2.8%
54,931	AES Corp. (The)	733,878
78,363	Exelon Corp.	3,330,427
28,263	Vistra Energy Corp.(b)	638,744

		4,703,049

	Total Common Stocks & Other Equity Interests (Cost $158,672,430)	168,004,236

	Money Market Fund - 0.1%
119,065	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $119,065)	119,065

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $158,791,495) - 100.0%	$168,123,301

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund - 1.4%
2,410,135	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $2,410,135)	2,410,135

	Total Investments in Securities (Cost $161,201,630) - 101.4%	170,533,436
	Other assets less liabilities - (1.4)%	(2,436,454)

	Net Assets - 100.0%	$168,096,982

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco FTSE RAFI US 1000 ETF (PRF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 11.1%
47,120	Abercrombie & Fitch Co., Class A	$1,116,273
69,385	Adient PLC	3,304,808
14,195	Adtalem Global Education, Inc.(b)	774,337
18,500	Advance Auto Parts, Inc.	2,612,755
13,271	Amazon.com, Inc.(b)	23,588,406
13,069	AMC Networks, Inc., Class A(b)	787,930
59,145	American Axle & Manufacturing Holdings, Inc.(b)	988,904
67,302	American Eagle Outfitters, Inc.	1,694,664
39,095	Aptiv PLC	3,834,047
64,308	Aramark	2,585,825
14,392	Asbury Automotive Group, Inc.(b)	1,011,758
302,908	Ascena Retail Group, Inc.(b)	1,114,701
20,187	Autoliv, Inc. (Sweden)(c)	2,068,360
46,985	AutoNation, Inc.(b)	2,280,182
4,485	AutoZone, Inc.(b)	3,164,302
119,173	Bed Bath & Beyond, Inc.	2,232,110
87,018	Best Buy Co., Inc.	6,528,961
16,988	Big Lots, Inc.	737,789
36,178	Bloomin’ Brands, Inc.	699,682
3,069	Booking Holdings, Inc.(b)	6,226,142
44,795	BorgWarner, Inc.	2,061,466
24,558	Brinker International, Inc.	1,158,401
17,539	Brunswick Corp.	1,127,758
8,518	Burlington Stores, Inc.(b)	1,301,636
54,496	CarMax, Inc.(b)	4,069,761
89,256	Carnival Corp.	5,287,525
6,657	Carter’s, Inc.	697,853
77,110	CBS Corp., Class B	4,061,384
26,149	Charter Communications, Inc., Class A(b)	7,964,462
68,298	Chico’s FAS, Inc.	594,193
3,919	Chipotle Mexican Grill, Inc.(b)	1,699,514
29,593	Cinemark Holdings, Inc.	1,062,981
989,965	Comcast Corp., Class A	35,420,948
25,882	Cooper Tire & Rubber Co.	738,931
6,809	Cooper-Standard Holdings, Inc.(b)	917,853
41,664	Core-Mark Holding Co., Inc.	1,007,435
4,255	Cracker Barrel Old Country Store, Inc.(c)	623,336
55,386	D.R. Horton, Inc.	2,420,368
49,899	Dana, Inc.	1,065,344
24,713	Darden Restaurants, Inc.	2,642,808
26,779	Delphi Technologies PLC	1,209,607
42,899	Dick’s Sporting Goods, Inc.	1,464,572
11,732	Dillard’s, Inc., Class A(c)	941,728
43,199	Discovery, Inc., Class A(b)(c)	1,148,229
72,297	Discovery, Inc., Class C(b)	1,774,891
44,504	DISH Network Corp., Class A(b)	1,404,546
47,926	Dollar General Corp.	4,703,937
37,218	Dollar Tree, Inc.(b)	3,397,259
3,442	Domino’s Pizza, Inc.	904,076
35,237	DSW, Inc., Class A	966,903
17,408	Expedia Group, Inc.	2,329,887
92,298	Express, Inc.(b)	888,830
45,326	Extended Stay America, Inc.	964,991
45,122	Foot Locker, Inc.	2,202,405
3,310,303	Ford Motor Co.	33,235,442
68,354	Fossil Group, Inc.(b)	1,790,875
132,693	GameStop Corp., Class A(c)	1,912,106
69,129	Gannett Co., Inc.	730,694
88,045	Gap, Inc. (The)	2,656,318
25,585	Garmin Ltd.	1,597,783

749,021	General Motors Co.	$28,395,386
20,080	Genesco, Inc.(b)	817,256
45,779	Gentex Corp.	1,062,073
39,906	Genuine Parts Co.	3,883,253
160,281	GNC Holdings, Inc., Class A(b)(c)	509,694
139,556	Goodyear Tire & Rubber Co. (The)	3,378,651
1,291	Graham Holdings Co., Class B	721,669
17,716	Group 1 Automotive, Inc.	1,239,943
58,685	H&R Block, Inc.	1,476,515
75,657	Hanesbrands, Inc.	1,684,125
54,908	Harley-Davidson, Inc.	2,355,004
18,866	Hasbro, Inc.	1,879,242
17,625	Hilton Worldwide Holdings, Inc.	1,386,382
144,588	Home Depot, Inc. (The)	28,559,022
9,671	Hyatt Hotels Corp., Class A	756,562
42,286	International Game Technology PLC	1,068,990
90,430	Interpublic Group of Cos., Inc. (The)	2,039,196
410,727	J.C. Penney Co., Inc.(b)(c)	1,006,281
85,532	Kohl’s Corp.	6,318,249
107,618	L Brands, Inc.	3,408,262
73,893	Las Vegas Sands Corp.	5,312,907
17,891	Lear Corp.	3,222,706
33,597	Leggett & Platt, Inc.	1,463,821
36,807	Lennar Corp., Class A	1,923,902
2,759	Liberty Broadband Corp., Class A(b)	218,899
11,303	Liberty Broadband Corp., Class C(b)	898,249
17,685	Liberty Expedia Holdings, Inc., Class A(b)	851,886
86,116	Liberty Global PLC, Series A (United Kingdom)(b)	2,431,055
223,947	Liberty Global PLC, Series C (United Kingdom)(b)	6,077,922
28,011	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	1,320,439
56,573	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	2,671,943
8,724	Lithia Motors, Inc., Class A	776,872
22,898	Live Nation Entertainment, Inc.(b)	1,128,413
54,050	LKQ Corp.(b)	1,811,756
150,521	Lowe’s Cos., Inc.	14,952,756
8,159	Lululemon Athletica, Inc.(b)	978,672
277,724	Macy’s, Inc.	11,033,975
24,158	Marriott International, Inc., Class A	3,088,359
207,239	Mattel, Inc.(c)	3,288,883
129,076	McDonald’s Corp.	20,334,633
15,412	Meritage Homes Corp.(b)	665,028
107,366	MGM Resorts International	3,368,071
27,184	Michael Kors Holdings Ltd.(b)	1,813,988
33,432	Michaels Cos., Inc. (The)(b)	682,347
10,863	Mohawk Industries, Inc.(b)	2,046,155
29,713	Murphy USA, Inc.(b)	2,354,458
5,770	Netflix, Inc.(b)	1,947,086
136,821	Newell Brands, Inc.	3,583,342
112,229	News Corp., Class A	1,691,291
36,032	News Corp., Class B	551,290
137,413	NIKE, Inc., Class B	10,568,434
57,158	Nordstrom, Inc.	2,995,651
30,854	Norwegian Cruise Line Holdings Ltd.(b)	1,543,626
401	NVR, Inc.(b)	1,106,531
525,891	Office Depot, Inc.	1,319,986
62,259	Omnicom Group, Inc.	4,285,287
10,583	O’Reilly Automotive, Inc.(b)	3,238,398
22,809	Penske Automotive Group, Inc.	1,190,630
12,098	Polaris Industries, Inc.	1,275,371
65,519	PulteGroup, Inc.	1,866,636
14,906	PVH Corp.	2,288,369
126,338	Qurate Retail, Inc., Class A(b)	2,689,736
16,336	Ralph Lauren Corp., Class A	2,205,033
41,112	Ross Stores, Inc.	3,594,422
25,429	Royal Caribbean Cruises Ltd.	2,867,374
60,569	Sally Beauty Holdings, Inc.(b)	998,783
46,248	SeaWorld Entertainment, Inc.(b)	985,082
29,782	Service Corp. International	1,171,922
14,651	ServiceMaster Global Holdings, Inc.(b)	834,960

Schedule of Investments(a)

32,636	Signet Jewelers Ltd.	$1,884,403
18,703	Sinclair Broadcast Group, Inc., Class A	482,537
11,842	Six Flags Entertainment Corp.	769,138
19,349	Skechers U.S.A., Inc., Class A(b)	536,354
36,362	Sonic Automotive, Inc., Class A	739,967
135,405	Starbucks Corp.	7,093,868
59,893	Tapestry, Inc.	2,822,158
245,163	Target Corp.	19,779,751
42,474	Taylor Morrison Home Corp., Class A(b)	829,517
80,423	TEGNA, Inc.	887,066
33,112	Tenneco, Inc.	1,526,463
3,462	Tesla, Inc.(b)(c)	1,032,161
7,768	Thor Industries, Inc.	736,795
18,308	Tiffany & Co.	2,518,448
107,694	TJX Cos., Inc. (The)	10,474,318
33,528	Toll Brothers, Inc.	1,182,197
23,659	Tractor Supply Co.	1,846,348
39,039	TRI Pointe Group, Inc.(b)	553,183
34,905	Tribune Media Co., Class A	1,181,534
19,659	Tupperware Brands Corp.	721,682
167,602	Twenty-First Century Fox, Inc., Class A	7,542,090
68,595	Twenty-First Century Fox, Inc., Class B	3,046,990
4,815	Ulta Beauty, Inc.(b)	1,176,738
32,079	Under Armour, Inc., Class C(b)	601,160
30,996	Under Armour, Inc., Class A(b)(c)	618,990
24,624	Urban Outfitters, Inc.(b)	1,093,306
3,057	Vail Resorts, Inc.	846,392
20,187	Veoneer, Inc. (Sweden)(b)	1,055,780
55,164	VF Corp.	5,078,949
173,023	Viacom, Inc., Class B	5,026,318
34,787	Vista Outdoor, Inc.(b)	564,941
16,436	Visteon Corp.(b)	1,924,327
261,151	Walt Disney Co. (The)	29,656,308
27,223	Whirlpool Corp.	3,568,935
28,012	Williams-Sonoma, Inc.(c)	1,638,422
16,796	Wyndham Destinations, Inc.	774,632
16,796	Wyndham Hotels & Resorts, Inc.	974,168
16,271	Wynn Resorts Ltd.	2,713,677
50,371	Yum China Holdings, Inc. (China)	1,817,386
60,802	Yum! Brands, Inc.	4,820,991

		583,102,450

	Consumer Staples - 8.1%
362,543	Altria Group, Inc.	21,274,023
342,161	Archer-Daniels-Midland Co.	16,512,690
421,209	Avon Products, Inc. (United Kingdom)(b)	669,722
24,444	Brown-Forman Corp., Class B	1,300,910
107,957	Bunge Ltd.	7,463,067
42,930	Campbell Soup Co.	1,755,837
11,759	Casey’s General Stores, Inc.	1,286,199
34,545	Church & Dwight Co., Inc.	1,931,066
20,370	Clorox Co. (The)	2,753,413
703,736	Coca-Cola Co. (The)	32,815,210
37,269	Coca-Cola European Partners PLC (United Kingdom)	1,536,974
124,620	Colgate-Palmolive Co.	8,350,786
94,130	Conagra Brands, Inc.	3,455,512
12,724	Constellation Brands, Inc., Class A	2,674,967
115,927	Costco Wholesale Corp.	25,354,394
61,909	Darling Ingredients, Inc.(b)	1,243,752
117,196	Dean Foods Co.	1,150,865
18,510	Edgewell Personal Care Co.(b)	996,949
17,590	Estee Lauder Cos., Inc. (The), Class A	2,373,595
48,115	Flowers Foods, Inc.	981,546
147,729	General Mills, Inc.	6,804,398
23,751	Hain Celestial Group, Inc. (The)(b)	675,478
20,868	Herbalife Nutrition Ltd.(b)	1,077,415
22,121	Hershey Co. (The)	2,172,503
47,023	Hormel Foods Corp.(c)	1,691,417
15,317	Ingredion, Inc.	1,551,612
28,022	JM Smucker Co. (The)	3,113,805
56,074	Kellogg Co.	3,982,936
75,162	Kimberly-Clark Corp.	8,557,945
150,586	Kraft Heinz Co. (The)	9,072,807

589,738	Kroger Co. (The)	$17,102,402
12,372	Lamb Weston Holdings, Inc.	869,380
15,934	McCormick & Co., Inc.	1,872,882
42,057	Molson Coors Brewing Co., Class B	2,817,819
335,432	Mondelez International, Inc., Class A	14,551,040
19,592	Monster Beverage Corp.(b)	1,175,912
53,488	Nomad Foods Ltd. (United Kingdom)(b)	1,016,272
12,478	Nu Skin Enterprises, Inc., Class A	909,022
270,740	PepsiCo, Inc.	31,135,100
55,221	Performance Food Group Co.(b)	1,979,673
317,453	Philip Morris International, Inc.	27,396,194
20,452	Pinnacle Foods, Inc.	1,358,422
15,257	Post Holdings, Inc.(b)	1,320,646
630,626	Procter & Gamble Co. (The)	51,005,031
2,386,851	Rite Aid Corp.(b)(c)	4,797,571
5,203	Sanderson Farms, Inc.	524,618
29,946	SpartanNash Co.	717,506
27,516	Sprouts Farmers Market, Inc.(b)	591,319
126,884	SUPERVALU, Inc.(b)	4,100,891
143,440	Sysco Corp.	9,640,602
31,732	TreeHouse Foods, Inc.(b)	1,506,953
68,616	Tyson Foods, Inc., Class A	3,955,712
33,422	United Natural Foods, Inc.(b)	1,076,188
14,845	Universal Corp.	1,025,790
126,528	US Foods Holding Corp.(b)	4,277,912
272,215	Walgreens Boots Alliance, Inc.	18,407,178
495,864	Walmart, Inc.	44,245,945

		423,959,773

	Energy - 11.5%
126,075	Anadarko Petroleum Corp.	9,222,386
66,082	Andeavor	9,916,265
92,358	Antero Resources Corp.(b)	1,897,033
149,325	Apache Corp.	6,868,950
14,794	Apergy Corp.(b)	606,554
80,998	Baker Hughes a GE Co.	2,800,911
45,716	Cabot Oil & Gas Corp.	1,074,326
734,881	Chesapeake Energy Corp.(b)(c)	3,468,638
830,751	Chevron Corp.	104,898,929
8,689	Cimarex Energy Co.	856,735
86,266	CNX Resources Corp.(b)	1,404,410
26,406	Concho Resources, Inc.(b)	3,851,315
537,807	ConocoPhillips	38,813,531
85,562	Cosan Ltd., Class A (Brazil)	691,341
34,802	Delek US Holdings, Inc.	1,855,643
101,283	Devon Energy Corp.	4,558,748
83,189	Diamond Offshore Drilling, Inc.(b)(c)	1,597,229
7,156	Diamondback Energy, Inc.	944,234
18,011	Energen Corp.(b)	1,336,056
663,728	Ensco PLC, Class A	4,931,499
67,440	EOG Resources, Inc.	8,695,714
34,789	EQT Corp.	1,728,318
1,732,460	Exxon Mobil Corp.	141,212,815
169,358	Halliburton Co.	7,184,166
38,031	Helmerich & Payne, Inc.	2,333,202
138,970	Hess Corp.	9,120,601
116,321	HollyFrontier Corp.	8,675,220
864,488	Kinder Morgan, Inc.	15,370,597
503,735	Marathon Oil Corp.	10,638,883
230,866	Marathon Petroleum Corp.	18,660,899
114,164	McDermott International, Inc.(b)	2,056,094
116,657	Murphy Oil Corp.	3,880,012
272,497	Nabors Industries Ltd.	1,629,532
192,641	National Oilwell Varco, Inc.	9,366,205
634,887	Noble Corp. PLC(b)	3,707,740
153,055	Noble Energy, Inc.	5,523,755
151,881	Oasis Petroleum, Inc.(b)	1,855,986
239,320	Occidental Petroleum Corp.	20,086,128
70,911	Oceaneering International, Inc.	1,940,125
54,309	ONEOK, Inc.	3,825,526
62,963	Patterson-UTI Energy, Inc.	1,082,964
91,949	PBF Energy, Inc., Class A	4,294,018
16,099	PDC Energy, Inc.(b)	1,013,915
17,203	Peabody Energy Corp.	730,955

Schedule of Investments(a)

209,785	Phillips 66	$25,874,882
17,192	Pioneer Natural Resources Co.	3,253,930
147,909	QEP Resources, Inc.(b)	1,536,774
111,070	Range Resources Corp.	1,713,810
103,367	Rowan Cos. PLC, Class A(b)	1,496,754
365,142	Schlumberger Ltd.	24,654,388
51,327	SM Energy Co.	1,412,006
92,381	Superior Energy Services, Inc.(b)	909,029
54,854	Targa Resources Corp.	2,801,394
702,099	Transocean Ltd.(b)	9,036,014
229,335	Valero Energy Corp.	27,141,797
901,685	Weatherford International PLC(b)	3,056,712
80,705	Whiting Petroleum Corp.(b)	4,007,003
265,665	Williams Cos., Inc. (The)	7,903,534
71,520	World Fuel Services Corp.	1,990,402
101,057	WPX Energy, Inc.(b)	1,896,840

		604,893,372

	Financials - 18.0%
9,422	Affiliated Managers Group, Inc.	1,507,614
245,152	Aflac, Inc.	11,409,374
149,772	AGNC Investment Corp. REIT	2,916,061
5,563	Alleghany Corp.	3,500,629
117,762	Allstate Corp. (The)	11,201,521
211,277	Ally Financial, Inc.	5,653,773
46,262	Ambac Financial Group, Inc.(b)	944,670
33,812	American Equity Investment Life Holding Co.	1,208,103
154,307	American Express Co.	15,356,633
18,899	American Financial Group, Inc.	2,129,728
490,608	American International Group, Inc.	27,086,468
31,834	Ameriprise Financial, Inc.	4,637,259
465,800	Annaly Capital Management, Inc. REIT	4,993,376
32,828	Aon PLC	4,712,459
89,997	Arch Capital Group Ltd.(b)	2,750,308
31,817	Arthur J. Gallagher & Co.	2,270,143
30,072	Aspen Insurance Holdings Ltd. (Bermuda)	1,216,412
40,113	Associated Banc-Corp.	1,083,051
27,601	Assurant, Inc.	3,044,390
52,244	Assured Guaranty Ltd.	2,033,336
29,157	Athene Holding Ltd., Class A(b)	1,337,432
41,216	Axis Capital Holdings Ltd.	2,331,177
1,972,667	Bank of America Corp.	60,915,957
8,080	Bank of Hawaii Corp.	650,359
231,426	Bank of New York Mellon Corp. (The)	12,374,348
13,879	Bank OZK	567,651
24,632	BankUnited, Inc.	957,200
195,846	BB&T Corp.	9,950,935
470,484	Berkshire Hathaway, Inc., Class B(b)	93,094,669
19,021	BlackRock, Inc.	9,562,998
24,556	Blackstone Mortgage Trust, Inc., Class A REIT(c)	813,786
50,473	Brighthouse Financial, Inc.(b)	2,192,042
33,976	Brown & Brown, Inc.	994,138
200,027	Capital One Financial Corp.	18,866,547
93,101	Charles Schwab Corp. (The)	4,753,737
83,712	Chimera Investment Corp. REIT	1,598,899
108,047	Chubb Ltd.	15,096,327
39,339	Cincinnati Financial Corp.	2,975,209
57,171	CIT Group, Inc.	3,026,061
819,645	Citigroup, Inc.	58,924,279
136,662	Citizens Financial Group, Inc.	5,436,414
50,280	CME Group, Inc.	8,000,554
75,529	CNO Financial Group, Inc.	1,537,015
27,271	Comerica, Inc.	2,643,651
17,603	Commerce Bancshares, Inc.	1,175,880
10,313	Cullen/Frost Bankers, Inc.	1,139,483
91,184	Discover Financial Services	6,511,449
41,108	E*TRADE Financial Corp.(b)	2,458,670
20,528	East West Bancorp, Inc.	1,328,983
17,421	Eaton Vance Corp.	925,578
13,077	Everest Re Group Ltd.	2,855,363
63,861	F.N.B. Corp.	819,337
25,615	Federated Investors, Inc., Class B	619,883

52,863	Fidelity National Financial, Inc.	$2,140,952
196,409	Fifth Third Bancorp	5,811,742
27,986	First American Financial Corp.	1,567,216
37,120	First Horizon National Corp.	664,077
19,597	First Republic Bank	1,937,359
103,388	Franklin Resources, Inc.	3,548,276
42,451	Fulton Financial Corp.	736,525
611,142	Genworth Financial, Inc., Class A(b)	2,811,253
98,235	Goldman Sachs Group, Inc. (The)	23,323,936
18,758	Hancock Whitney Corp.	942,590
13,063	Hanover Insurance Group, Inc. (The)	1,638,361
157,058	Hartford Financial Services Group, Inc. (The)	8,276,957
209,035	Huntington Bancshares, Inc.	3,227,500
8,983	IBERIABANK Corp.	746,487
61,467	Intercontinental Exchange, Inc.	4,543,026
114,928	Invesco Ltd.(d)	3,101,907
55,254	Invesco Mortgage Capital, Inc. REIT(d)	916,664
55,576	Investors Bancorp, Inc.	695,812
28,399	Janus Henderson Group PLC (United Kingdom)	924,387
121,819	Jefferies Financial Group, Inc.	2,954,111
818,902	JPMorgan Chase & Co.	94,132,785
12,004	Kemper Corp.	957,919
223,423	KeyCorp	4,662,838
30,903	Legg Mason, Inc.	1,054,719
70,263	Lincoln National Corp.	4,784,910
106,710	Loews Corp.	5,418,734
19,567	LPL Financial Holdings, Inc.	1,297,096
27,736	M&T Bank Corp.	4,808,036
2,694	Markel Corp.(b)	3,151,980
74,029	Marsh & McLennan Cos., Inc.	6,171,057
17,144	MB Financial, Inc.	830,627
152,274	MBIA, Inc.(b)(c)	1,560,809
433,959	MetLife, Inc.	19,849,285
156,116	MFA Financial, Inc. REIT	1,256,734
59,633	MGIC Investment Corp.(b)	744,220
10,495	Moody’s Corp.	1,795,904
285,558	Morgan Stanley	14,437,812
18,133	Nasdaq, Inc.	1,657,356
253,366	Navient Corp.	3,346,965
95,470	New Residential Investment Corp. REIT	1,707,958
211,533	New York Community Bancorp, Inc.	2,278,210
35,673	Northern Trust Corp.	3,896,205
101,405	Old Republic International Corp.	2,160,941
25,996	OneMain Holdings, Inc.(b)	864,367
26,544	PacWest Bancorp	1,333,040
43,766	PennyMac Mortgage Investment Trust REIT	844,246
99,051	People’s United Financial, Inc.	1,805,700
103,476	PNC Financial Services Group, Inc. (The)	14,986,429
35,122	Popular, Inc.	1,743,105
7,424	Primerica, Inc.	852,275
77,152	Principal Financial Group, Inc.	4,480,988
23,207	ProAssurance Corp.	958,449
117,332	Progressive Corp. (The)	7,041,093
13,703	Prosperity Bancshares, Inc.	961,265
184,623	Prudential Financial, Inc.	18,630,307
35,562	Radian Group, Inc.	681,012
20,460	Raymond James Financial, Inc.	1,873,931
279,275	Regions Financial Corp.	5,197,308
20,540	Reinsurance Group of America, Inc.	2,906,410
11,424	RenaissanceRe Holdings Ltd. (Bermuda)	1,506,254
10,713	RLI Corp.	800,904
18,317	S&P Global, Inc.	3,671,459
94,357	Santander Consumer USA Holdings, Inc.	1,815,429
10,101	SEI Investments Co.	605,454
12,125	Selective Insurance Group, Inc.	725,075
8,495	Signature Bank/New York NY	931,986
133,426	SLM Corp.(b)	1,506,380
92,578	Starwood Property Trust, Inc. REIT	2,114,482
71,402	State Street Corp.	6,305,511
16,614	Stifel Financial Corp.	915,930

Schedule of Investments(a)

117,741	SunTrust Banks, Inc.	$8,485,594
6,376	SVB Financial Group(b)	1,963,043
218,556	Synchrony Financial	6,325,011
19,659	Synovus Financial Corp.	971,548
40,276	T. Rowe Price Group, Inc.	4,796,066
38,646	TCF Financial Corp.	970,401
26,237	TD Ameritrade Holding Corp.	1,499,445
7,526	Texas Capital Bancshares, Inc.(b)	683,361
24,991	Torchmark Corp.	2,200,957
110,189	Travelers Cos., Inc. (The)	14,339,996
75,344	Two Harbors Investment Corp. REIT	1,167,832
57,357	Umpqua Holdings Corp.	1,221,704
21,034	United Bankshares, Inc.	777,206
76,317	Unum Group	3,032,074
364,444	US Bancorp	19,319,176
59,703	Valley National Bancorp	695,540
82,132	Voya Financial, Inc.	4,149,309
29,858	W.R. Berkley Corp.	2,263,535
47,721	Waddell & Reed Financial, Inc., Class A(c)	988,302
19,054	Washington Federal, Inc.	639,262
16,628	Webster Financial Corp.	1,073,005
1,307,589	Wells Fargo & Co.	74,911,774
1,058	White Mountains Insurance Group Ltd.	965,986
19,376	Willis Towers Watson PLC	3,088,922
8,638	Wintrust Financial Corp.	757,812
87,135	XL Group Ltd. (Bermuda)	4,899,601
34,107	Zions Bancorporation	1,763,332

		948,572,140

	Health Care - 12.1%
201,088	Abbott Laboratories	13,179,308
146,490	AbbVie, Inc.	13,510,773
20,639	Acadia Healthcare Co., Inc.(b)	814,828
69,744	Aetna, Inc.	13,139,072
27,639	Agilent Technologies, Inc.	1,825,280
22,355	Alexion Pharmaceuticals, Inc.(b)	2,972,321
110,403	Allergan PLC	20,324,088
102,454	AmerisourceBergen Corp.	8,383,811
108,464	Amgen, Inc.	21,318,599
75,081	Anthem, Inc.	18,995,493
73,327	Baxter International, Inc.	5,312,541
23,022	Becton, Dickinson and Co.	5,764,018
24,206	Biogen, Inc.(b)	8,093,760
8,096	BioMarin Pharmaceutical, Inc.(b)	814,134
3,161	Bio-Rad Laboratories, Inc., Class A(b)	969,321
90,784	Boston Scientific Corp.(b)	3,051,250
224,014	Bristol-Myers Squibb Co.	13,160,822
148,952	Brookdale Senior Living, Inc.(b)	1,428,450
219,745	Cardinal Health, Inc.	10,976,263
16,433	Catalent, Inc.(b)	685,256
51,074	Celgene Corp.(b)	4,601,257
45,459	Centene Corp.(b)	5,924,671
31,006	Cerner Corp.(b)	1,924,852
41,344	Cigna Corp.	7,417,940
376,032	Community Health Systems, Inc.(b)(c)	1,255,947
3,884	Cooper Cos., Inc. (The)	1,011,782
458,385	CVS Health Corp.	29,730,851
71,241	Danaher Corp.	7,307,902
49,600	DaVita, Inc.(b)	3,485,888
35,903	DENTSPLY SIRONA, Inc.	1,727,293
11,567	Edwards Lifesciences Corp.(b)	1,647,719
175,699	Eli Lilly & Co.	17,360,818
19,127	Encompass Health Corp.	1,446,575
141,639	Endo International PLC(b)	1,761,989
54,495	Envision Healthcare Corp.(b)	2,411,949
305,928	Express Scripts Holding Co.(b)	24,309,039
194,786	Gilead Sciences, Inc.	15,160,194
86,058	HCA Healthcare, Inc.	10,690,985
39,727	Henry Schein, Inc.(b)	3,154,721
8,571	Hill-Rom Holdings, Inc.	807,388
33,059	Hologic, Inc.(b)	1,418,562
33,970	Humana, Inc.	10,672,695
5,115	Illumina, Inc.(b)	1,659,101
5,561	Intuitive Surgical, Inc.(b)	2,826,045

21,141	IQVIA Holdings, Inc.(b)	$2,577,934
6,453	Jazz Pharmaceuticals PLC(b)	1,116,885
461,108	Johnson & Johnson	61,106,032
19,076	Laboratory Corp. of America Holdings(b)	3,344,786
30,344	LifePoint Health, Inc.(b)	1,966,291
10,174	Magellan Health, Inc.(b)	740,159
117,730	Mallinckrodt PLC(b)(c)	2,760,769
153,315	McKesson Corp.	19,256,364
24,548	MEDNAX, Inc.(b)	1,050,409
244,650	Medtronic PLC	22,074,770
675,882	Merck & Co., Inc.	44,520,347
1,445	Mettler-Toledo International, Inc.(b)	856,177
23,012	Molina Healthcare, Inc.(b)	2,395,319
124,781	Mylan NV(b)	4,655,579
92,926	Owens & Minor, Inc.	1,753,514
32,515	Patterson Cos., Inc.(c)	797,268
11,601	PerkinElmer, Inc.	918,567
19,350	Perrigo Co. PLC	1,558,062
1,429,080	Pfizer, Inc.	57,063,164
30,737	Quest Diagnostics, Inc.	3,310,990
5,056	Regeneron Pharmaceuticals, Inc.(b)	1,860,659
11,976	ResMed, Inc.	1,266,821
46,939	Select Medical Holdings Corp.(b)	976,331
11,951	STERIS PLC	1,368,031
31,335	Stryker Corp.	5,115,439
3,546	Teleflex, Inc.	967,030
149,251	Tenet Healthcare Corp.(b)	5,616,315
38,725	Thermo Fisher Scientific, Inc.	9,082,174
8,299	United Therapeutics Corp.(b)	1,020,030
149,716	UnitedHealth Group, Inc.	37,911,086
20,667	Universal Health Services, Inc., Class B	2,523,441
9,714	Varian Medical Systems, Inc.(b)	1,121,481
6,130	Waters Corp.(b)	1,209,265
12,515	WellCare Health Plans, Inc.(b)	3,346,761
29,843	Zimmer Biomet Holdings, Inc.	3,745,893
24,928	Zoetis, Inc.	2,155,773

		637,545,467

	Industrials - 9.9%
74,797	3M Co.	15,880,899
12,235	A.O. Smith Corp.	728,350
20,338	ABM Industries, Inc.	634,546
5,537	Acuity Brands, Inc.	769,809
79,703	AECOM(b)	2,674,833
60,682	AerCap Holdings NV (Ireland)(b)	3,406,081
25,778	AGCO Corp.	1,624,530
21,004	Air Lease Corp.	923,336
24,555	Allison Transmission Holdings, Inc.	1,154,085
38,730	American Airlines Group, Inc.	1,531,384
23,328	AMETEK, Inc.	1,814,918
131,579	Arconic, Inc.	2,853,948
80,763	Avis Budget Group, Inc.(b)	2,814,591
14,828	Beacon Roofing Supply, Inc.(b)	623,962
61,154	Boeing Co. (The)	21,789,170
31,153	C.H. Robinson Worldwide, Inc.	2,873,241
12,034	Carlisle Cos., Inc.	1,478,257
113,435	Caterpillar, Inc.	16,311,953
9,092	Cintas Corp.	1,859,132
17,727	Clean Harbors, Inc.(b)	1,009,198
34,067	Colfax Corp.(b)	1,100,364
48,637	Covanta Holding Corp.	875,466
8,580	Crane Co.	777,091
145,005	CSX Corp.	10,248,953
37,309	Cummins, Inc.	5,328,098
5,879	Curtiss-Wright Corp.	782,083
66,981	Deere & Co.	9,698,179
52,493	Delta Air Lines, Inc.	2,856,669
10,928	Deluxe Corp.	643,987
18,861	Donaldson Co., Inc.	899,670
29,572	Dover Corp.	2,453,885
5,889	Dun & Bradstreet Corp. (The)	741,366
115,480	Eaton Corp. PLC	9,604,472
16,080	EMCOR Group, Inc.	1,237,356
143,399	Emerson Electric Co.	10,364,880

Schedule of Investments(a)

9,539	EnerSys	$782,866
14,219	Equifax, Inc.	1,784,484
10,383	Esterline Technologies Corp.(b)	885,670
28,699	Expeditors International of Washington, Inc.	2,186,003
42,943	Fastenal Co.	2,444,745
49,363	FedEx Corp.	12,136,881
34,497	Flowserve Corp.	1,529,252
69,789	Fluor Corp.	3,576,686
23,605	Fortive Corp.	1,937,498
21,581	Fortune Brands Home & Security, Inc.	1,251,698
13,515	GATX Corp.	1,112,825
19,805	Generac Holdings, Inc.(b)	1,064,519
41,878	General Dynamics Corp.	8,365,549
4,557,189	General Electric Co.	62,114,486
17,085	Genesee & Wyoming, Inc., Class A(b)	1,469,310
15,720	Harris Corp.	2,593,014
53,287	HD Supply Holdings, Inc.(b)	2,343,562
159,555	Hertz Global Holdings, Inc.(b)	2,430,023
10,086	Hexcel Corp.	696,035
110,995	Honeywell International, Inc.	17,720,352
15,511	Hub Group, Inc., Class A(b)	719,710
10,289	Hubbell, Inc.	1,268,119
6,354	Huntington Ingalls Industries, Inc.	1,480,800
8,100	IDEX Corp.	1,243,998
43,856	IHS Markit Ltd.(b)	2,325,684
37,779	Illinois Tool Works, Inc.	5,414,864
47,415	Ingersoll-Rand PLC	4,670,852
15,804	ITT, Inc.	895,613
11,564	J.B. Hunt Transport Services, Inc.	1,386,524
41,254	Jacobs Engineering Group, Inc.	2,790,008
32,590	JetBlue Airways Corp.(b)	586,620
208,492	Johnson Controls International PLC	7,820,535
18,270	Kansas City Southern	2,124,253
24,630	KAR Auction Services, Inc.	1,464,253
54,485	KBR, Inc.	1,088,610
16,864	Kennametal, Inc.	657,021
15,318	Kirby Corp.(b)	1,278,287
11,174	KLX, Inc.(b)	816,261
17,842	Knight-Swift Transportation Holdings, Inc.	580,757
16,285	L3 Technologies, Inc.	3,492,155
3,513	Lennox International, Inc.	762,602
8,998	Lincoln Electric Holdings, Inc.	845,272
36,733	Lockheed Martin Corp.	11,978,631
24,526	Macquarie Infrastructure Corp.	1,113,726
26,880	ManpowerGroup, Inc.	2,506,829
38,773	Masco Corp.	1,563,715
18,089	MasTec, Inc.(b)	842,043
25,891	Meritor, Inc.(b)	533,355
5,824	Middleby Corp. (The)(b)	596,843
8,633	Moog, Inc., Class A	647,561
57,818	MRC Global, Inc.(b)	1,309,578
10,265	MSC Industrial Direct Co., Inc., Class A	868,727
19,660	Navistar International Corp.(b)	846,756
99,740	Nielsen Holdings PLC	2,349,874
5,319	Nordson Corp.	713,331
58,991	Norfolk Southern Corp.	9,969,479
20,382	Northrop Grumman Corp.	6,124,587
73,147	NOW, Inc.(b)	1,093,548
31,812	nVent Electric PLC (United Kingdom)(b)	871,649
6,832	Old Dominion Freight Line, Inc.	1,002,938
17,935	Oshkosh Corp.	1,349,609
20,927	Owens Corning	1,302,078
98,488	PACCAR, Inc.	6,472,631
22,965	Parker-Hannifin Corp.	3,882,233
31,812	Pentair PLC (United Kingdom)	1,420,406
127,914	Pitney Bowes, Inc.	1,116,689
59,655	Quanta Services, Inc.(b)	2,032,446
44,383	Raytheon Co.	8,789,165
13,995	Regal Beloit Corp.	1,202,870
52,824	Republic Services, Inc.	3,828,684
28,451	Rexnord Corp.(b)	860,358

23,376	Robert Half International, Inc.	$1,770,966
15,665	Rockwell Automation, Inc.	2,938,127
16,098	Rockwell Collins, Inc.	2,237,461
8,411	Roper Technologies, Inc.	2,539,281
122,468	RR Donnelley & Sons Co.	722,561
19,864	Rush Enterprises, Inc., Class A(b)	895,668
30,570	Ryder System, Inc.	2,393,631
23,995	Sensata Technologies Holding PLC(b)	1,304,608
10,333	Snap-on, Inc.	1,752,373
25,968	Southwest Airlines Co.	1,510,299
14,268	Spirit AeroSystems Holdings, Inc., Class A	1,330,491
27,268	Stanley Black & Decker, Inc.	4,075,748
17,346	Stericycle, Inc.(b)	1,211,792
4,890	Teledyne Technologies, Inc.(b)	1,072,964
27,438	Terex Corp.	1,210,565
55,163	Textron, Inc.	3,765,978
19,454	Timken Co. (The)	958,109
10,739	Toro Co. (The)	646,380
10,394	TransDigm Group, Inc.	3,903,363
13,095	TransUnion	948,078
61,585	Trinity Industries, Inc.	2,346,388
24,933	Triumph Group, Inc.	519,853
36,658	Tutor Perini Corp.(b)	678,173
131,541	Union Pacific Corp.	19,716,680
41,407	United Continental Holdings, Inc.	3,329,123
150,415	United Parcel Service, Inc., Class B	18,033,254
18,753	United Rentals, Inc.(b)	2,790,446
177,267	United Technologies Corp.	24,062,223
55,319	Univar, Inc.(b)	1,520,719
21,229	USG Corp.(b)	917,517
5,107	Valmont Industries, Inc.	713,193
11,532	Verisk Analytics, Inc.(b)	1,275,670
10,855	W.W. Grainger, Inc.	3,761,909
6,094	WABCO Holdings, Inc.(b)	765,894
12,448	Wabtec Corp.(c)	1,373,263
80,532	Waste Management, Inc.	7,247,880
5,819	Watsco, Inc.	1,003,836
29,029	WESCO International, Inc.(b)	1,770,769
16,623	XPO Logistics, Inc.(b)	1,657,646
19,312	Xylem, Inc.	1,478,527
88,016	YRC Worldwide, Inc.(b)	857,276

		522,706,019

	Information Technology - 14.1%
74,251	Accenture PLC, Class A	11,830,412
53,922	Activision Blizzard, Inc.	3,958,953
16,348	Adobe Systems, Inc.(b)	4,000,029
57,006	Advanced Micro Devices, Inc.(b)	1,044,920
22,580	Akamai Technologies, Inc.(b)	1,699,371
8,589	Alliance Data Systems Corp.	1,931,494
23,141	Alphabet, Inc., Class A(b)	28,399,098
23,279	Alphabet, Inc., Class C(b)	28,336,596
24,141	Amdocs Ltd.	1,631,449
25,764	Amphenol Corp., Class A	2,409,192
38,870	Analog Devices, Inc.	3,736,962
14,834	Anixter International, Inc.(b)	1,081,399
5,874	ANSYS, Inc.(b)	992,001
688,165	Apple, Inc.	130,950,918
87,944	Applied Materials, Inc.	4,276,717
61,885	ARRIS International PLC(b)	1,563,215
59,479	Arrow Electronics, Inc.(b)	4,510,887
52,561	Automatic Data Processing, Inc.	7,095,209
97,149	Avnet, Inc.	4,259,984
9,112	Belden, Inc.	590,002
25,649	Benchmark Electronics, Inc.	620,706
58,215	Booz Allen Hamilton Holding Corp.	2,751,823
23,438	Broadcom, Inc.	5,197,845
11,511	Broadridge Financial Solutions, Inc.	1,300,513
84,469	CA, Inc.	3,734,374
7,536	CACI International, Inc., Class A(b)	1,320,307
17,146	Cadence Design Systems, Inc.(b)	755,967
27,194	Cars.com, Inc.(b)	771,494
29,016	CDW Corp.	2,439,955

Schedule of Investments(a)

11,757	Check Point Software Technologies Ltd. (Israel)(b)	$1,324,661
826,325	Cisco Systems, Inc.	34,945,284
14,031	Citrix Systems, Inc.(b)	1,542,989
68,895	Cognizant Technology Solutions Corp., Class A	5,614,942
40,525	CommScope Holding Co., Inc.(b)	1,301,258
111,959	Conduent, Inc.(b)	2,010,784
32,349	Convergys Corp.	795,785
16,138	CoreLogic, Inc.(b)	785,921
236,351	Corning, Inc.	7,842,126
23,914	Cree, Inc.(b)	1,127,545
46,245	Cypress Semiconductor Corp.	823,623
46,394	Diebold Nixdorf, Inc.	526,572
74,454	DXC Technology Co.	6,309,232
105,789	eBay, Inc.(b)	3,538,642
15,766	EchoStar Corp., Class A(b)	709,312
17,104	Electronic Arts, Inc.(b)	2,202,140
6,658	F5 Networks, Inc.(b)	1,141,048
93,455	Facebook, Inc., Class A(b)	16,128,464
46,196	Fidelity National Information Services, Inc.	4,764,193
115,328	First Data Corp., Class A(b)	2,682,529
22,734	First Solar, Inc.(b)	1,190,125
37,425	Fiserv, Inc.(b)	2,824,839
6,951	FleetCor Technologies, Inc.(b)	1,508,367
278,221	Flex Ltd.(b)	3,883,965
17,203	FLIR Systems, Inc.	1,008,096
26,317	Genpact Ltd.	799,510
8,990	Global Payments, Inc.	1,012,004
613,371	Hewlett Packard Enterprise Co.	9,470,448
386,093	HP, Inc.	8,911,026
6,459	IAC/InterActiveCorp.(b)	951,088
26,984	Insight Enterprises, Inc.(b)	1,356,486
1,041,830	Intel Corp.	50,112,023
250,076	International Business Machines Corp.	36,243,515
13,234	Intuit, Inc.	2,702,912
112,570	Jabil, Inc.	3,171,097
6,753	Jack Henry & Associates, Inc.	909,629
73,705	Juniper Networks, Inc.	1,941,390
27,611	Keysight Technologies, Inc.(b)	1,601,438
36,724	KLA-Tencor Corp.	4,312,132
11,729	Lam Research Corp.	2,236,017
37,802	Leidos Holdings, Inc.	2,586,413
53,054	Marvell Technology Group Ltd.	1,130,581
34,605	Mastercard, Inc., Class A	6,851,790
33,712	Maxim Integrated Products, Inc.	2,061,152
25,713	Microchip Technology, Inc.	2,402,366
160,410	Micron Technology, Inc.(b)	8,468,044
752,708	Microsoft Corp.	79,847,265
21,544	Motorola Solutions, Inc.	2,613,287
51,611	NCR Corp.(b)	1,440,979
40,160	NetApp, Inc.	3,113,203
25,328	NetScout Systems, Inc.(b)	678,790
55,050	Nuance Communications, Inc.(b)	813,089
11,067	NVIDIA Corp.	2,709,866
38,403	NXP Semiconductors NV (Netherlands)(b)	3,661,342
55,371	ON Semiconductor Corp.(b)	1,220,931
433,925	Oracle Corp.	20,689,544
45,073	Paychex, Inc.	3,110,938
70,095	PayPal Holdings, Inc.(b)	5,757,603
37,227	Perspecta, Inc.	807,826
11,155	Plexus Corp.(b)	662,830
21,339	Qorvo, Inc.(b)	1,744,677
332,503	QUALCOMM, Inc.	21,310,117
5,763	Red Hat, Inc.(b)	813,908
30,880	Sabre Corp.	760,266
22,526	salesforce.com, Inc.(b)	3,089,441
54,243	Sanmina Corp.(b)	1,578,471
11,300	Science Applications International Corp.	953,381
106,470	Seagate Technology PLC	5,602,451
15,527	Skyworks Solutions, Inc.	1,468,544
161,140	Symantec Corp.	3,258,251

11,466	SYNNEX Corp.	$1,106,125
15,206	Synopsys, Inc.(b)	1,359,873
6,120	Take-Two Interactive Software, Inc.(b)	691,682
55,015	TE Connectivity Ltd.	5,147,754
41,276	Tech Data Corp.(b)	3,442,831
26,949	Teradata Corp.(b)	1,031,877
17,345	Teradyne, Inc.	750,171
103,382	Texas Instruments, Inc.	11,508,484
15,267	Total System Services, Inc.	1,397,541
28,989	Trimble, Inc.(b)	1,023,312
32,384	Twitter, Inc.(b)	1,032,078
9,783	ViaSat, Inc.(b)(c)	688,136
89,083	Visa, Inc., Class A	12,181,209
40,190	Vishay Intertechnology, Inc.	1,004,750
5,447	VMware, Inc., Class A(b)	787,582
69,647	Western Digital Corp.	4,885,737
128,174	Western Union Co. (The)	2,583,988
4,498	WEX, Inc.(b)	853,810
14,221	Worldpay, Inc., Class A(b)	1,168,824
97,874	Xerox Corp.	2,541,788
32,436	Xilinx, Inc.	2,337,663
5,788	Zebra Technologies Corp., Class A(b)	798,339

		744,985,849

	Materials - 3.0%
32,183	Air Products & Chemicals, Inc.	5,283,483
143,555	AK Steel Holding Corp.(b)(c)	664,660
14,423	Albemarle Corp.	1,358,647
83,519	Alcoa Corp.(b)	3,613,867
31,836	Allegheny Technologies, Inc.(b)	885,041
10,429	AptarGroup, Inc.	1,068,242
13,004	Ashland Global Holdings, Inc.	1,067,758
13,816	Avery Dennison Corp.	1,584,419
39,646	Axalta Coating Systems Ltd.(b)	1,199,292
59,133	Ball Corp.	2,304,413
30,287	Bemis Co., Inc.	1,390,476
25,952	Berry Global Group, Inc.(b)	1,267,755
16,715	Boise Cascade Co.	722,924
14,578	Cabot Corp.	963,606
13,320	Carpenter Technology Corp.	729,536
21,545	Celanese Corp., Series A	2,544,680
81,977	CF Industries Holdings, Inc.	3,641,418
25,681	Chemours Co. (The)	1,176,447
140,416	Cleveland-Cliffs, Inc.(b)	1,515,089
49,690	Commercial Metals Co.	1,110,075
11,136	Compass Minerals International, Inc.	755,578
70,001	Constellium NV, Class A(b)	917,013
42,225	Crown Holdings, Inc.(b)	1,911,526
38,624	Domtar Corp.	1,862,449
287,647	DowDuPont, Inc.	19,781,484
36,400	Eastman Chemical Co.	3,771,768
35,839	Ecolab, Inc.	5,042,547
15,111	FMC Corp.	1,358,177
374,621	Freeport-McMoRan, Inc.	6,181,246
74,323	Graphic Packaging Holding Co.	1,079,913
62,098	Huntsman Corp.	2,082,146
11,225	International Flavors & Fragrances, Inc.	1,490,231
124,975	International Paper Co.	6,714,907
23,120	Louisiana-Pacific Corp.	622,390
113,178	LyondellBasell Industries NV, Class A	12,538,991
7,712	Martin Marietta Materials, Inc.	1,537,927
197,505	Mosaic Co. (The)	5,946,876
114,371	Newmont Mining Corp.	4,195,128
87,415	Nucor Corp.	5,850,686
38,048	Olin Corp.	1,122,796
89,990	Owens-Illinois, Inc.(b)	1,681,013
16,476	Packaging Corp. of America	1,860,140
91,586	Platform Specialty Products Corp.(b)	1,132,003
18,569	PolyOne Corp.	832,820
43,690	PPG Industries, Inc.	4,834,735
47,039	Praxair, Inc.	7,879,033
25,614	Reliance Steel & Aluminum Co.	2,310,383
29,843	RPM International, Inc.	1,920,994
8,821	Scotts Miracle-Gro Co. (The)	700,652

Schedule of Investments(a)

37,457	Sealed Air Corp.	$1,650,730
7,142	Sherwin-Williams Co. (The)	3,147,694
31,906	Sonoco Products Co.	1,780,993
14,053	Southern Copper Corp. (Peru)	693,656
40,567	Steel Dynamics, Inc.	1,910,300
10,423	Trinseo SA	778,598
47,196	United States Steel Corp.	1,719,350
12,994	Vulcan Materials Co.	1,455,328
59,799	WestRock Co.	3,467,146

		158,611,175

	Real Estate - 3.6%
13,346	Alexandria Real Estate Equities, Inc. REIT	1,700,814
38,218	American Campus Communities, Inc.	1,576,492
36,287	American Homes 4 Rent, Class A REIT	803,394
33,607	American Tower Corp. REIT	4,981,902
30,772	Apartment Investment & Management Co., Class A REIT	1,312,426
76,998	Apple Hospitality REIT, Inc. REIT	1,385,194
24,704	AvalonBay Communities, Inc. REIT	4,368,902
35,973	Boston Properties, Inc. REIT	4,515,691
52,408	Brandywine Realty Trust REIT	864,208
113,029	Brixmor Property Group, Inc.	1,999,483
19,622	Camden Property Trust REIT	1,816,801
233,869	CBL & Associates Properties, Inc. REIT(c)	1,274,586
54,246	CBRE Group, Inc., Class A REIT(b)	2,701,451
53,960	Columbia Property Trust, Inc.	1,250,793
89,359	CoreCivic, Inc. REIT	2,291,165
27,145	Corporate Office Properties Trust REIT	807,292
44,849	Crown Castle International Corp. REIT	4,970,615
28,920	CubeSmart	878,011
13,566	DCT Industrial Trust, Inc. REIT	907,158
87,975	DDR Corp. REIT	1,205,257
70,441	DiamondRock Hospitality Co. REIT	839,657
28,371	Digital Realty Trust, Inc. REIT	3,444,807
25,178	Douglas Emmett, Inc.	977,914
69,026	Duke Realty Corp. REIT	2,010,037
12,994	EPR Properties REIT	863,971
5,762	Equinix, Inc. REIT	2,531,131
31,180	Equity Commonwealth REIT(b)	1,005,243
9,352	Equity LifeStyle Properties, Inc. REIT	850,938
87,140	Equity Residential REIT	5,701,570
10,231	Essex Property Trust, Inc. REIT	2,460,044
15,954	Extra Space Storage, Inc. REIT	1,499,197
11,755	Federal Realty Investment Trust REIT	1,475,253
33,218	Forest City Realty Trust, Inc., Class A REIT	829,453
34,161	Gaming and Leisure Properties, Inc. REIT	1,240,728
53,898	GEO Group, Inc. (The) REIT	1,394,880
133,567	GGP, Inc. REIT	2,847,648
34,821	Gramercy Property Trust REIT	953,747
165,512	HCP, Inc. REIT	4,286,761
28,230	Healthcare Realty Trust, Inc. REIT	838,713
30,509	Healthcare Trust of America, Inc., Class A	833,506
26,477	Highwoods Properties, Inc. REIT	1,300,285
73,375	Hospitality Properties Trust REIT	2,074,311
207,890	Host Hotels & Resorts, Inc. REIT	4,353,217
5,509	Howard Hughes Corp. (The)(b)	746,745
25,929	Hudson Pacific Properties, Inc.	888,328
101,358	Iron Mountain, Inc. REIT	3,558,679
9,072	Jones Lang LaSalle, Inc. REIT	1,551,403
16,813	Kilroy Realty Corp. REIT	1,226,508
141,723	Kimco Realty Corp. REIT	2,365,357
14,962	Lamar Advertising Co., Class A REIT	1,101,652
41,207	LaSalle Hotel Properties REIT	1,428,647
92,423	Lexington Realty Trust REIT	812,398
38,180	Liberty Property Trust REIT	1,636,395
10,163	Life Storage, Inc. REIT	975,241
35,364	Macerich Co. (The) REIT	2,088,598
41,825	Mack-Cali Realty Corp. REIT	814,333
80,161	Medical Properties Trust, Inc. REIT	1,155,120
23,219	Mid-America Apartment Communities, Inc. REIT	2,340,011

29,371	National Retail Properties, Inc. REIT	$1,310,240
54,783	Omega Healthcare Investors, Inc. REIT(c)	1,626,507
60,984	Outfront Media, Inc. REIT	1,295,910
68,356	Paramount Group, Inc. REIT	1,055,417
43,693	Park Hotels & Resorts, Inc. REIT	1,366,717
56,790	Piedmont Office Realty Trust, Inc., Class A	1,123,306
86,795	Prologis, Inc. REIT	5,695,488
18,390	Public Storage REIT	4,005,894
31,354	Rayonier, Inc. REIT	1,097,704
51,972	Realogy Holdings Corp.(c)	1,136,628
46,025	Realty Income Corp. REIT	2,566,814
17,554	Regency Centers Corp. REIT	1,116,961
90,690	Retail Properties of America, Inc., Class A REIT	1,138,160
8,795	Retail Value, Inc. REIT(b)	290,587
50,021	RLJ Lodging Trust REIT	1,129,974
11,249	Ryman Hospitality Properties, Inc. REIT	956,277
4,883	SBA Communications Corp. REIT(b)	772,735
108,126	Senior Housing Properties Trust REIT	1,928,968
50,319	Simon Property Group, Inc. REIT	8,866,711
26,649	SL Green Realty Corp. REIT	2,747,778
17,644	Spirit MTA REIT(b)	176,264
176,496	Spirit Realty Capital, Inc. REIT	1,477,272
10,811	Sun Communities, Inc.	1,048,235
67,944	Sunstone Hotel Investors, Inc. REIT	1,105,449
15,535	Taubman Centers, Inc. REIT	963,947
49,397	UDR, Inc. REIT	1,900,797
67,427	Uniti Group, Inc. REIT(b)	1,192,109
112,427	Ventas, Inc. REIT	6,338,634
377,767	VEREIT, Inc. REIT	2,882,362
40,797	Vornado Realty Trust REIT	2,934,120
164,834	Washington Prime Group, Inc. REIT	1,323,617
33,391	Weingarten Realty Investors REIT	1,009,076
126,784	Welltower, Inc. REIT	7,936,678
143,187	Weyerhaeuser Co. REIT	4,894,132
25,766	WP Carey, Inc. REIT	1,684,581
44,861	Xenia Hotels & Resorts, Inc. REIT	1,094,160

		188,104,270

	Telecommunication Services - 3.6%
2,911,139	AT&T, Inc.	93,069,114
636,722	CenturyLink, Inc.	11,951,272
386,362	Frontier Communications Corp.(c)	2,016,810
415,385	Sprint Corp.(b)(c)	2,255,540
70,296	Telephone & Data Systems, Inc.	1,774,974
73,834	T-Mobile US, Inc.	4,430,040
1,427,846	Verizon Communications, Inc.	73,733,967

		189,231,717

	Utilities - 5.0%
516,342	AES Corp. (The)	6,898,329
13,616	ALLETE, Inc.	1,055,648
60,183	Alliant Energy Corp.	2,586,064
80,265	Ameren Corp.	4,981,246
167,419	American Electric Power Co., Inc.	11,910,188
35,786	American Water Works Co., Inc.	3,158,114
29,633	Aqua America, Inc.	1,094,643
22,516	Atmos Energy Corp.	2,068,545
14,429	Avangrid, Inc.	722,316
18,741	Avista Corp.	947,920
16,917	Black Hills Corp.	1,014,512
152,832	CenterPoint Energy, Inc.	4,352,655
81,978	CMS Energy Corp.	3,962,817
110,803	Consolidated Edison, Inc.	8,745,681
155,837	Dominion Energy, Inc.	11,175,071
55,042	DTE Energy Co.	5,974,259
286,802	Duke Energy Corp.	23,408,779
123,172	Edison International	8,206,950
83,349	Entergy Corp.	6,774,607
85,457	Evergy, Inc.	4,793,283
97,021	Eversource Energy	5,891,115
439,742	Exelon Corp.	18,689,035
187,343	FirstEnergy Corp.	6,637,562
41,918	Hawaiian Electric Industries, Inc.	1,474,256

Schedule of Investments(a)

12,245	IDACORP, Inc.	$1,153,969
60,514	MDU Resources Group, Inc.	1,754,906
21,670	National Fuel Gas Co.	1,163,679
22,313	New Jersey Resources Corp.	1,031,976
94,235	NextEra Energy, Inc.	15,788,132
93,317	NiSource, Inc.	2,443,039
16,637	NorthWestern Corp.	987,073
107,058	NRG Energy, Inc.	3,390,527
65,767	OGE Energy Corp.	2,383,396
12,600	ONE Gas, Inc.	970,704
264,060	PG&E Corp.	11,375,705
37,707	Pinnacle West Capital Corp.	3,032,774
25,989	PNM Resources, Inc.	1,022,667
30,979	Portland General Electric Co.	1,405,207
268,032	PPL Corp.	7,711,281
170,516	Public Service Enterprise Group, Inc.	8,791,805
83,021	SCANA Corp.	3,320,010
64,030	Sempra Energy	7,401,228
24,379	South Jersey Industries, Inc.	827,179
385,009	Southern Co. (The)	18,711,437
15,790	Southwest Gas Holdings, Inc.	1,234,778
12,332	Spire, Inc.	882,971
56,014	UGI Corp.	2,976,584
21,929	Vectren Corp.	1,567,266
215,943	Vistra Energy Corp.(b)	4,880,312
73,943	WEC Energy Group, Inc.	4,907,597
164,189	Xcel Energy, Inc.	7,693,897

		265,333,694

	Total Common Stocks & Other Equity Interests (Cost $4,335,621,828)	5,267,045,926

	Money Market Fund - 0.1%
4,938,564	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $4,938,564)	4,938,564

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,340,560,392) - 100.1%	5,271,984,490

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
40,918,794	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $40,918,794)	40,918,794

	Total Investments in Securities (Cost $4,381,479,186) - 100.9%	5,312,903,284
	Other assets less liabilities - (0.9)%	(46,214,377)

	Net Assets - 100.0%	$5,266,688,907

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$3,399,369	$21,422	$(88,210)	$(227,147)	$(3,527)	$3,101,907	$35,050
Invesco Mortgage Capital, Inc. REIT	915,583	5,957	(24,767)	17,167	2,724	916,664	23,412

Total Investments in Affiliates	$4,314,952	$27,379	$(112,977)	$(209,980)	$(803)	$4,018,571	$58,462

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco FTSE RAFI US 1500

Small-Mid ETF (PRFZ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 15.8%
47,577	1-800-Flowers.com, Inc., Class A(b)	$689,867
82,359	Aaron’s, Inc.	3,566,968
52,799	Acushnet Holdings Corp.	1,276,152
167,222	AMC Entertainment Holdings, Inc., Class A(c)	2,725,719
166,764	American Outdoor Brands Corp.(b)	1,579,255
33,678	American Public Education, Inc.(b)	1,485,200
12,808	America’s Car-Mart, Inc.(b)	819,712
230,872	Arcos Dorados Holdings, Inc., Class A (Uruguay)	1,616,104
60,833	Ascent Capital Group, Inc., Class A(b)	175,199
26,211	AV Homes, Inc.(b)	564,847
275,325	Barnes & Noble Education, Inc.(b)	1,547,326
616,159	Barnes & Noble, Inc.	3,758,570
16,465	Bassett Furniture Industries, Inc.	411,625
108,739	Beazer Homes USA, Inc.(b)	1,392,947
116,386	Belmond Ltd., Class A (United Kingdom)(b)	1,309,343
165,135	Big 5 Sporting Goods Corp.(c)	1,065,121
184	Biglari Holdings, Inc., Class A(b)	179,845
1,842	Biglari Holdings, Inc., Class B(b)	348,930
36,189	BJ’s Restaurants, Inc.	2,288,954
33,303	Bojangles’, Inc.(b)	437,934
17,663	Boot Barn Holdings, Inc.(b)	413,138
84,353	Boyd Gaming Corp.	3,150,585
100,491	Bridgepoint Education, Inc., Class A(b)	1,317,437
26,557	Bright Horizons Family Solutions, Inc.(b)	2,841,333
125,861	Buckle, Inc. (The)(c)	3,026,957
46,898	Build-A-Bear Workshop, Inc.(b)	379,874
2,476	Cable One, Inc.	1,792,277
87,356	Caesars Entertainment Corp.(b)	987,123
93,987	Caleres, Inc.	3,147,625
69,992	Callaway Golf Co.	1,346,646
26,315	Camping World Holdings, Inc., Class A(c)	583,404
12,095	Capella Education Co.	1,257,880
89,649	Career Education Corp.(b)	1,649,542
17,893	Carriage Services, Inc.	447,146
69,346	Carrols Restaurant Group, Inc.(b)	1,005,517
164,522	Cato Corp. (The), Class A	4,096,598
6,209	Cavco Industries, Inc.(b)	1,319,102
26,259	Century Casinos, Inc.(b)	214,011
22,914	Century Communities, Inc.(b)	698,877
62,709	Cheesecake Factory, Inc. (The)(c)	3,513,585
22,192	Chegg, Inc.(b)	614,718
14,130	Children’s Place, Inc. (The)	1,736,577
32,090	Choice Hotels International, Inc.	2,490,184
7,231	Churchill Downs, Inc.	2,067,704
18,615	Chuy’s Holdings, Inc.(b)	589,165
29,441	Citi Trends, Inc.	836,419
18,486	Collectors Universe, Inc.	249,561
22,727	Columbia Sportswear Co.	1,976,794
42,221	Conn’s, Inc.(b)(c)	1,431,292
75,162	Container Store Group, Inc. (The)(b)(c)	498,324
102,485	Crocs, Inc.(b)	1,856,003
32,640	CSS Industries, Inc.	520,608

14,619	Culp, Inc.	$362,551
39,940	Dave & Buster’s Entertainment, Inc.(b)	1,963,051
34,963	Deckers Outdoor Corp.(b)	3,944,875
41,106	Del Frisco’s Restaurant Group, Inc.(b)	351,456
57,330	Del Taco Restaurants, Inc.(b)	741,850
47,517	Denny’s Corp.(b)	691,372
135,677	Destination Maternity Corp.(b)(c)	550,849
43,528	Dine Brands Global, Inc.	3,091,794
17,406	Dorman Products, Inc.(b)	1,299,880
226,786	Drive Shack, Inc.(b)	1,406,073
56,818	Dunkin’ Brands Group, Inc.	3,956,237
94,311	E.W. Scripps Co. (The), Class A	1,235,474
45,026	El Pollo Loco Holdings, Inc.(b)	522,302
24,474	Eldorado Resorts, Inc.(b)	1,048,711
15,899	Emerald Expositions Events, Inc.	306,851
99,339	Entercom Communications Corp., Class A(c)	750,009
78,919	Entravision Communications Corp., Class A	382,757
52,996	Eros International PLC (India)(b)(c)	712,796
49,118	Ethan Allen Interiors, Inc.	1,105,155
55,483	Fiesta Restaurant Group, Inc.(b)	1,611,781
18,640	Five Below, Inc.(b)	1,811,062
15,047	Flexsteel Industries, Inc.	539,134
4,783	Floor & Decor Holdings, Inc., Class A(b)	228,388
16,099	Fox Factory Holding Corp.(b)	800,120
145,864	Francesca’s Holdings Corp.(b)	1,187,333
514,481	Fred’s, Inc., Class A(c)	1,121,569
134,132	FTD Cos., Inc.(b)	484,217
67,303	GCI Liberty, Inc., Class A(b)	3,237,947
51,466	Gentherm, Inc.(b)	2,331,410
83,033	G-III Apparel Group Ltd.(b)	3,794,608
191,607	Global Eagle Entertainment, Inc.(b)(c)	442,612
194,193	GoPro, Inc., Class A(b)(c)	1,134,087
25,515	Grand Canyon Education, Inc.(b)	2,973,263
89,569	Gray Television, Inc.(b)	1,383,841
394,754	Groupon, Inc., Class A(b)	1,847,449
225,021	Guess?, Inc.	5,098,976
31,038	Habit Restaurants, Inc. (The), Class A(b)	394,183
54,283	Haverty Furniture Cos., Inc.	1,074,803
34,325	Helen of Troy Ltd.(b)	3,931,929
67,108	Hibbett Sports, Inc.(b)	1,540,129
43,294	Hilton Grand Vacations, Inc.(b)	1,497,539
14,372	Hooker Furniture Corp.	647,459
75,150	Horizon Global Corp.(b)(c)	522,292
329,534	Houghton Mifflin Harcourt Co.(b)	2,092,541
718,432	Hovnanian Enterprises, Inc., Class A(b)	1,127,938
488,776	Iconix Brand Group, Inc.(b)	254,164
77,395	ILG, Inc.	2,656,970
54,298	IMAX Corp.(b)	1,199,986
7,909	Installed Building Products, Inc.(b)	431,831
29,356	International Speedway Corp., Class A	1,271,115
16,409	iRobot Corp.(b)(c)	1,300,413
31,938	J. Jill, Inc.(b)	261,572
23,439	Jack in the Box, Inc.	1,974,501
157,594	JAKKS Pacific, Inc.(b)(c)	362,466
19,294	Jamba, Inc.(b)(c)	213,006
51,589	John Wiley & Sons, Inc., Class A	3,257,845
4,376	Johnson Outdoors, Inc., Class A	354,762
105,671	K12, Inc.(b)	1,728,778
97,361	KB Home	2,312,324
57,778	Kirkland’s, Inc.(b)	657,514
38,466	Lands’ End, Inc.(b)(c)	932,800
154,591	Laureate Education, Inc., Class A(b)	2,289,493
68,103	La-Z-Boy, Inc.	2,077,141
21,993	LCI Industries	2,022,256
11,701	LGI Homes, Inc.(b)(c)	604,825

Schedule of Investments(a)

144,575	Libbey, Inc.	$1,385,028
5,657	Liberty Media Corp.-Liberty Braves, Class A(b)	145,385
19,447	Liberty Media Corp.-Liberty Braves, Class C(b)	501,149
4,539	Liberty Media Corp.-Liberty Formula One, Class A(b)	152,102
34,470	Liberty Media Corp.-Liberty Formula One, Class C(b)	1,215,067
18,870	Liberty Tax, Inc., Class A	194,361
248,629	Liberty TripAdvisor Holdings, Inc., Series A(b)	4,139,673
20,624	Lindblad Expeditions Holdings, Inc.(b)	273,062
41,015	Lions Gate Entertainment Corp., Class A	978,208
79,587	Lions Gate Entertainment Corp., Class B	1,820,155
48,662	Lumber Liquidators Holdings, Inc.(b)	941,123
59,451	M/I Homes, Inc.(b)	1,537,403
14,328	Madison Square Garden Co. (The), Class A(b)	4,472,915
17,110	MakeMyTrip Ltd. (India)(b)	560,353
8,236	Malibu Boats, Inc., Class A(b)	309,591
31,148	Marcus Corp. (The)	1,200,755
35,492	MarineMax, Inc.(b)	665,475
15,389	Marriott Vacations Worldwide Corp.	1,832,984
21,532	MCBC Holdings, Inc.(b)	537,439
88,467	MDC Holdings, Inc.	2,569,082
165,666	MDC Partners, Inc., Class A(b)	844,897
62,703	Meredith Corp.(c)	3,332,664
78,861	Modine Manufacturing Co.(b)	1,376,124
8,619	Monarch Casino & Resort, Inc.(b)	410,868
32,248	Monro, Inc.	2,175,128
31,457	Motorcar Parts of America, Inc.(b)	679,471
26,040	Movado Group, Inc.	1,296,792
31,000	MSG Networks, Inc., Class A(b)	730,050
7,062	Nathan’s Famous, Inc.	693,841
229,526	National CineMedia, Inc.	1,895,885
46,078	Nautilus, Inc.(b)	656,612
30,227	Netshoes Cayman Ltd. (Brazil)(b)(c)	74,358
25,638	New Home Co., Inc. (The)(b)	236,382
113,067	New Media Investment Group, Inc.	2,034,075
82,080	New York Times Co. (The), Class A	2,035,584
22,847	Nexstar Media Group, Inc., Class A	1,700,959
19,454	Nutrisystem, Inc.	778,160
22,856	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,588,492
15,086	Overstock.com, Inc.(b)(c)	537,816
19,004	Oxford Industries, Inc.	1,750,648
22,841	Papa John’s International, Inc.(c)	958,408
40,707	Papa Murphy’s Holdings, Inc.(b)(c)	227,145
62,561	Party City Holdco, Inc.(b)	985,336
116,934	Penn National Gaming, Inc.(b)	3,747,735
35,265	Perry Ellis International, Inc.(b)	988,831
14,337	PetMed Express, Inc.(c)	532,333
47,264	PICO Holdings, Inc.(b)	571,894
667,907	Pier 1 Imports, Inc.	1,442,679
98,800	Pinnacle Entertainment, Inc.(b)	3,284,112
16,830	Planet Fitness, Inc., Class A(b)	799,762
41,709	Playa Hotels & Resorts NV(b)	433,357
19,062	Pool Corp.	2,921,252
38,213	Potbelly Corp.(b)	473,841
8,679	RCI Hospitality Holdings, Inc.	281,460
25,721	Reading International, Inc., Class A(b)	406,392
33,725	Red Robin Gourmet Burgers, Inc.(b)	1,595,193
49,817	Red Rock Resorts, Inc., Class A	1,760,533
90,009	Regis Corp.(b)	1,571,557
240,103	Rent-A-Center, Inc.(b)	3,563,129
30,202	RH(b)(c)	4,103,244
21,987	Rocky Brands, Inc.	568,364

23,329	Ruth’s Hospitality Group, Inc.	$675,375
61,542	Scholastic Corp.	2,569,994
981,348	Sears Holdings Corp.(b)(c)	1,805,680
152,838	Sequential Brands Group, Inc.(b)(c)	331,658
5,725	Shake Shack, Inc., Class A(b)	356,839
86,399	Shiloh Industries, Inc.(b)	712,792
33,242	Shoe Carnival, Inc.	1,042,802
25,094	Shutterfly, Inc.(b)	2,064,232
432,252	Sirius XM Holdings, Inc.(c)	3,034,409
46,569	Sleep Number Corp.(b)	1,326,751
38,980	Sonic Corp.(c)	1,370,147
48,036	Sotheby’s(b)	2,551,192
24,483	Speedway Motorsports, Inc.	432,125
137,337	Sportsman’s Warehouse Holdings, Inc.(b)(c)	699,045
153,252	Stage Stores, Inc.(c)	326,427
29,581	Standard Motor Products, Inc.	1,441,778
292,397	Stein Mart, Inc.(b)(c)	646,197
63,582	Steven Madden Ltd.	3,436,607
41,574	Stoneridge, Inc.(b)	1,413,516
9,635	Strategic Education, Inc.	1,135,388
11,810	Strattec Security Corp.	389,730
37,765	Sturm Ruger & Co., Inc.(c)	2,046,863
88,300	Superior Industries International, Inc.	1,620,305
106,518	Tailored Brands, Inc.	2,147,403
60,834	Tempur Sealy International, Inc.(b)(c)	2,972,958
50,310	Texas Roadhouse, Inc.	3,161,480
52,696	Tile Shop Holdings, Inc.	437,377
27,417	Tilly’s, Inc., Class A	424,964
37,147	TopBuild Corp.(b)	2,759,279
66,853	Tower International, Inc.	2,159,352
42,959	Townsquare Media, Inc., Class A	278,374
75,996	TripAdvisor, Inc.(b)	4,407,008
45,132	tronc, Inc.(b)	705,864
185,301	Tuesday Morning Corp.(b)(c)	537,373
26,949	Unifi, Inc.(b)	813,051
21,474	Universal Electronics, Inc.(b)	750,516
62,687	Vera Bradley, Inc.(b)	833,110
417,044	Vitamin Shoppe, Inc.(b)(c)	3,482,317
6,135	Wayfair, Inc., Class A(b)	667,611
14,120	Weight Watchers International, Inc.(b)	1,264,164
195,114	Wendy’s Co. (The)	3,254,502
11,987	Weyco Group, Inc.	417,747
62,963	Wideopenwest, Inc.(b)(c)	685,037
49,825	William Lyon Homes, Class A(b)	1,087,680
10,898	Wingstop, Inc.	537,816
25,484	Winnebago Industries, Inc.	1,016,812
110,639	Wolverine World Wide, Inc.	3,914,408
19,069	World Wrestling Entertainment, Inc., Class A	1,508,549
28,662	ZAGG, Inc.(b)	427,064
23,631	Zoe’s Kitchen, Inc.(b)(c)	230,402
48,558	Zumiez, Inc.(b)	1,099,839

		323,628,621

	Consumer Staples - 2.7%
164,937	Adecoagro SA (Argentina)(b)	1,385,471
11,001	Alliance One International, Inc.(b)(c)	180,416
90,679	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	163,222
94,169	Andersons, Inc. (The)	3,319,457
101,784	B&G Foods, Inc.(c)	3,196,018
6,678	Boston Beer Co., Inc. (The), Class A(b)	1,836,116
9,650	Calavo Growers, Inc.(c)	892,625
42,032	Cal-Maine Foods, Inc.(b)	1,891,440
59,342	Central Garden & Pet Co., Class A(b)	2,380,801
36,769	Chefs’ Warehouse, Inc. (The)(b)	990,925
5,785	Coca-Cola Bottling Co. Consolidated	839,519

Schedule of Investments(a)

152,955	Coty, Inc., Class A	$2,051,127
11,965	Craft Brew Alliance, Inc.(b)	236,907
11,235	elf Beauty, Inc.(b)(c)	162,233
42,144	Energizer Holdings, Inc.	2,683,730
11,967	Farmer Brothers Co.(b)	345,248
67,656	Fresh Del Monte Produce, Inc.	2,455,913
94,155	Hostess Brands, Inc.(b)	1,319,112
77,931	Ingles Markets, Inc., Class A	2,318,447
17,553	Inter Parfums, Inc.	1,056,691
11,163	J & J Snack Foods Corp.	1,618,188
15,258	John B. Sanfilippo & Son, Inc.	1,172,882
20,262	Lancaster Colony Corp.	2,938,598
8,625	Limoneira Co.	235,117
6,598	Medifast, Inc.	1,132,745
3,866	MGP Ingredients, Inc.	317,283
4,896	National Beverage Corp.(b)	516,577
40,383	Natural Grocers by Vitamin Cottage, Inc.(b)	535,882
10,873	Natural Health Trends Corp.(c)	259,539
39,861	Orchids Paper Products Co.(b)(c)	200,501
89,734	Pilgrim’s Pride Corp.(b)	1,599,060
25,269	PriceSmart, Inc.	2,065,741
29,950	Revlon, Inc., Class A(b)(c)	467,220
11,717	Seneca Foods Corp., Class A(b)	315,773
142,830	Smart & Final Stores, Inc.(b)	842,697
29,556	Spectrum Brands Holdings, Inc.(b)(c)	2,582,308
14,137	Tootsie Roll Industries, Inc.(c)	422,696
9,826	USANA Health Sciences, Inc.(b)	1,299,489
155,694	Vector Group Ltd.	2,872,554
22,830	Village Super Market, Inc., Class A	614,812
7,462	WD-40 Co.	1,195,039
32,049	Weis Markets, Inc.	1,638,665

		54,548,784

	Energy - 7.2%
261,912	Aegean Marine Petroleum Network, Inc. (Greece)(c)	395,487
171,908	Approach Resources, Inc.(b)(c)	395,388
23,612	Arch Coal, Inc., Class A	1,997,339
264,532	Archrock, Inc.	3,610,862
73,113	Ardmore Shipping Corp. (Ireland)(b)	493,513
67,662	Basic Energy Services, Inc.(b)	763,227
12,596	Bonanza Creek Energy, Inc.(b)	468,571
186,920	Bristow Group, Inc.(b)	2,613,142
18,527	C&J Energy Services, Inc.(b)	430,938
100,788	California Resources Corp.(b)	3,669,691
192,193	Callon Petroleum Co.(b)	2,067,997
153,166	CARBO Ceramics, Inc.(b)(c)	1,429,039
30,235	Carrizo Oil & Gas, Inc.(b)	852,022
70,154	Centennial Resource Development, Inc., Class A(b)	1,259,966
5,277	Cheniere Energy, Inc.(b)	335,089
507,523	Clean Energy Fuels Corp.(b)	1,446,441
813,158	Cloud Peak Energy, Inc.(b)	2,122,342
53,855	Comstock Resources, Inc.(b)(c)	490,080
143,832	Contango Oil & Gas Co.(b)	806,898
64,159	Continental Resources, Inc.(b)	4,097,835
29,222	Core Laboratories NV	3,276,371
48,284	Covia Holdings Corp.(b)	870,561
82,321	CVR Energy, Inc.(c)	3,234,392
49,725	Dawson Geophysical Co.(b)	388,352
946,490	Denbury Resources, Inc.(b)	4,268,670
230,597	DHT Holdings, Inc.	980,037
96,441	Dorian LPG Ltd.(b)	819,749
69,438	Dril-Quip, Inc.(b)	3,579,529
175,131	Eclipse Resources Corp.(b)	281,961
380,064	EP Energy Corp., Class A(b)(c)	817,138
44,193	Era Group, Inc.(b)	624,447

75,736	Exterran Corp.(b)	$2,099,402
107,897	Extraction Oil & Gas, Inc.(b)	1,631,403
188,251	Forum Energy Technologies, Inc.(b)	2,475,501
133,721	Frank’s International NV(c)	1,127,268
348,407	Frontline Ltd. (Norway)(b)(c)	1,780,360
56,425	GasLog Ltd. (Monaco)	950,761
34,261	Geospace Technologies Corp.(b)	482,052
97,047	Golar LNG Ltd. (Bermuda)	2,524,192
173,704	Green Plains, Inc.	2,883,486
36,129	Gulf Island Fabrication, Inc.	326,967
284,488	Gulfport Energy Corp.(b)	3,274,457
78,676	Halcon Resources Corp.(b)	307,623
55,448	Hallador Energy Co.	388,690
357,544	Helix Energy Solutions Group, Inc.(b)	3,579,015
212,105	HighPoint Resources Corp.(b)	1,387,167
257,337	Hornbeck Offshore Services, Inc.(b)(c)	1,224,924
71,771	Independence Contract Drilling, Inc.(b)	289,237
129,374	International Seaways Inc.(b)	2,816,472
705,312	Jones Energy, Inc., Class A(b)(c)	225,700
8,523	Keane Group, Inc.(b)	120,260
47,603	Key Energy Services, Inc.(b)	797,826
302,864	Kosmos Energy Ltd. (Ghana)(b)	2,295,709
62,275	Laredo Petroleum, Inc.(b)	580,403
75,533	Lonestar Resources US, Inc., Class A(b)	694,904
24,427	Matador Resources Co.(b)	818,304
94,446	Matrix Service Co.(b)	1,884,198
10,293	NACCO Industries, Inc., Class A	339,669
20,074	Natural Gas Services Group, Inc.(b)	443,635
63,261	Navigator Holdings Ltd.(b)(c)	787,599
330,612	Navios Maritime Acquisition Corp. (Greece)(c)	201,673
96,073	Newfield Exploration Co.(b)	2,759,217
179,027	Newpark Resources, Inc.(b)	1,978,248
886,239	Nordic American Tankers Ltd.(c)	1,994,038
47,981	Ocean Rig UDW, Inc. (Cyprus)(b)	1,345,387
131,048	Oil States International, Inc.(b)	4,573,575
463,181	Overseas Shipholding Group, Inc., Class A(b)	1,667,452
249,860	Pacific Ethanol, Inc.(b)	730,841
62,314	Par Pacific Holdings, Inc.(b)	1,091,118
108,515	Parsley Energy, Inc., Class A(b)	3,410,626
29,605	PHI, Inc.(b)	246,018
525,259	Pioneer Energy Services Corp.(b)	1,733,355
26,109	Propetro Holding Corp.(b)	429,232
175,541	Renewable Energy Group, Inc.(b)	2,992,974
5,654	Resolute Energy Corp.(b)	173,804
12,087	REX American Resources Corp.(b)	930,699
28,913	RigNet, Inc.(b)(c)	355,630
23,973	Ring Energy, Inc.(b)	296,306
59,837	RPC, Inc.(c)	885,588
80,902	Sanchez Energy Corp.(b)(c)	360,014
107,974	Sandridge Energy, Inc.(b)	1,762,136
895,288	Scorpio Tankers, Inc. (Monaco)	1,924,869
30,481	SEACOR Holdings, Inc.(b)	1,608,482
71,228	SEACOR Marine Holdings, Inc.(b)	1,802,068
106,585	SemGroup Corp., Class A	2,680,613
153,046	Ship Finance International Ltd. (Norway)	2,226,819
8,719	Silverbow Resources, Inc.(b)	265,668
582,390	Southwestern Energy Co.(b)	2,993,485
124,990	SRC Energy, Inc.(b)	1,414,887
16,841	Talos Energy, Inc.(b)	625,475
439,494	Teekay Corp. (Bermuda)(c)	3,063,273
920,527	Teekay Tankers Ltd., Class A (Bermuda)(c)	873,120
362,154	TETRA Technologies, Inc.(b)	1,560,884
15,259	Tidewater, Inc.(b)	523,841

Schedule of Investments(a)

278,398	Tsakos Energy Navigation Ltd. (Greece)(c)	$974,393
166,428	Ultra Petroleum Corp.(b)(c)	294,578
129,634	Unit Corp.(b)	3,227,887
72,748	US Silica Holdings, Inc.(c)	1,961,286
289,191	W&T Offshore, Inc.(b)	2,006,986
38,165	Wildhorse Resource Development Corp.(b)	836,958

		148,207,761

	Financials - 17.3%
17,313	1st Source Corp.	979,223
9,990	Access National Corp.	277,522
70,555	AG Mortgage Investment Trust, Inc. REIT	1,377,939
12,545	Allegiance Bancshares, Inc.(b)	563,898
9,360	American National Insurance Co.	1,207,346
18,320	Ameris Bancorp	853,712
26,946	AMERISAFE, Inc.	1,692,209
239,263	AmTrust Financial Services, Inc.(c)	3,464,528
298,602	Anworth Mortgage Asset Corp. REIT	1,504,954
122,006	Apollo Commercial Real Estate Finance, Inc. REIT	2,329,095
82,396	Arbor Realty Trust, Inc. REIT	936,843
65,685	Ares Commercial Real Estate Corp. REIT	927,472
64,428	Argo Group International Holdings Ltd.	4,029,971
47,026	Arlington Asset Investment Corp., Class A(c)	494,714
48,035	ARMOUR Residential REIT, Inc. REIT	1,141,792
39,780	Artisan Partners Asset Management, Inc., Class A	1,370,421
21,805	Atlantic Capital Bancshares, Inc.(b)	389,219
17,626	Atlas Financial Holdings, Inc.(b)	148,940
56,217	Banc of California, Inc.	1,124,340
14,510	BancFirst Corp.	901,071
62,455	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,484,555
40,988	Bancorp, Inc. (The)(b)	397,993
77,700	BancorpSouth Bank	2,556,330
6,255	Bank of Marin Bancorp	555,757
38,910	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,924,489
17,301	BankFinancial Corp.	289,619
34,687	Banner Corp.	2,184,240
66,635	Beneficial Bancorp, Inc.	1,082,819
41,479	Berkshire Hills Bancorp, Inc.	1,684,047
201,555	BGC Partners, Inc., Class A	2,164,701
28,502	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	317,797
19,079	Blue Hills Bancorp, Inc.	417,830
36,473	BofI Holding, Inc.(b)	1,423,176
31,329	BOK Financial Corp.	3,049,252
107,720	Boston Private Financial Holdings, Inc.	1,551,168
20,278	Bridge Bancorp, Inc.	725,952
44,747	BrightSphere Investment Group PLC	637,645
89,620	Brookline Bancorp, Inc.	1,631,084
16,468	Bryn Mawr Bank Corp.	804,462
4,915	C&F Financial Corp.	307,187
16,647	Cadence Bancorp, Class A	453,298
17,126	Camden National Corp.	789,509
10,893	Capital City Bank Group, Inc.	263,828
267,891	Capitol Federal Financial, Inc.	3,501,335
300,910	Capstead Mortgage Corp. REIT	2,518,617
6,281	Carolina Financial Corp.	262,232
68,992	Cathay General Bancorp	2,869,377
28,206	Cboe Global Markets, Inc.	2,739,649
27,135	CenterState Bank Corp.	752,996

35,238	Central Pacific Financial Corp.	$971,159
10,333	Central Valley Community Bancorp	222,056
2,751	Century Bancorp, Inc., Class A	212,790
13,412	Charter Financial Corp.	302,977
60,654	Chemical Financial Corp.	3,445,147
20,175	Cherry Hill Mortgage Investment Corp. REIT	371,623
12,722	Citizens & Northern Corp.	344,512
61,133	Citizens, Inc.(b)(c)	483,562
17,183	City Holding Co.	1,382,888
9,894	Civista Bancshares, Inc.	244,679
55,317	CNA Financial Corp.	2,587,729
18,234	CNB Financial Corp.	565,436
27,332	CoBiz Financial, Inc.	598,571
24,751	Cohen & Steers, Inc.	1,036,819
66,648	Columbia Banking System, Inc.	2,727,903
48,884	Community Bank System, Inc.	3,091,913
23,630	Community Trust Bancorp, Inc.	1,153,735
27,769	ConnectOne Bancorp, Inc.	688,671
65,822	Cowen, Inc., Class A(b)	1,033,405
35,937	Crawford & Co., Class B	306,183
6,658	Credit Acceptance Corp.(b)	2,554,009
39,073	Customers Bancorp, Inc.(b)	995,189
95,170	CVB Financial Corp.	2,276,466
3,041	Diamond Hill Investment Group, Inc.	583,081
57,632	Dime Community Bancshares, Inc.	991,270
23,561	Ditech Holding Corp.(b)	138,539
28,550	Ditech Holding Corp., Series B Rts. expiring 01/31/28(b)	9,992
22,653	Ditech Holding Corp., Series B Wts. expiring 01/31/28(b)	6,569
21,948	Donegal Group, Inc., Class A	320,660
84,477	Donnelley Financial Solutions, Inc.(b)	1,757,122
170,439	Dynex Capital, Inc. REIT	1,133,419
24,348	Eagle Bancorp, Inc.(b)	1,316,009
13,959	eHealth, Inc.(b)	331,387
12,394	EMC Insurance Group, Inc.	331,787
39,987	Employers Holdings, Inc.	1,857,396
42,915	Encore Capital Group, Inc.(b)(c)	1,549,231
67,763	Enova International, Inc.(b)	2,100,653
15,091	Enstar Group Ltd. (Bermuda)(b)	3,262,674
14,815	Enterprise Financial Services Corp.	833,344
8,197	Equity Bancshares, Inc., Class A(b)	331,978
39,892	Essent Group Ltd.(b)	1,531,853
24,241	Evercore, Inc., Class A	2,739,233
157,270	Exantas Capital Corp. REIT	1,649,762
132,573	EZCORP, Inc., Class A(b)(c)	1,517,961
16,749	FactSet Research Systems, Inc.	3,372,579
7,554	Farmers Capital Bank Corp.	425,290
10,644	FB Financial Corp.	453,009
14,717	FBL Financial Group, Inc., Class A	1,202,379
23,887	FCB Financial Holdings, Inc., Class A(b)	1,218,237
10,547	Federal Agricultural Mortgage Corp., Class C	994,477
26,236	FedNat Holding Co.	611,299
25,639	Fidelity Southern Corp.	613,541
21,566	Financial Institutions, Inc.	683,642
495,219	First BanCorp/Puerto Rico(b)	4,070,700
18,501	First Bancorp/Southern Pines NC	766,311
32,055	First Busey Corp.	1,016,785
7,119	First Citizens BancShares, Inc., Class A	2,896,152
111,170	First Commonwealth Financial Corp.	1,875,438
18,722	First Community Bancshares, Inc.	609,027
13,235	First Connecticut Bancorp, Inc.	411,608
20,658	First Defiance Financial Corp.	664,361
108,022	First Financial Bancorp	3,278,468
40,593	First Financial Bankshares, Inc.(c)	2,297,564

Schedule of Investments(a)

13,071	First Financial Corp.	$671,849
20,379	First Foundation, Inc.(b)	320,358
57,592	First Hawaiian, Inc.	1,627,550
5,746	First Internet Bancorp	182,723
26,435	First Interstate BancSystem, Inc., Class A	1,140,670
28,557	First Merchants Corp.	1,347,890
87,449	First Midwest Bancorp, Inc.	2,332,265
21,599	First of Long Island Corp. (The)	470,858
30,055	Firstcash, Inc.	2,440,466
31,975	Flagstar Bancorp, Inc.(b)	1,088,749
41,485	Flushing Financial Corp.	1,040,444
12,775	Franklin Financial Network, Inc.(b)	500,141
92,876	Gain Capital Holdings, Inc.(c)	632,486
18,794	German American Bancorp, Inc.	688,612
75,983	Glacier Bancorp, Inc.	3,244,474
38,629	Granite Point Mortgage Trust, Inc. REIT	733,951
28,822	Great Ajax Corp. REIT	385,350
15,120	Great Southern Bancorp, Inc.	892,836
60,049	Great Western Bancorp, Inc.	2,513,051
18,434	Green Bancorp, Inc.	447,946
26,198	Green Dot Corp., Class A(b)	2,078,025
80,321	Greenhill & Co., Inc.	2,626,497
64,029	Greenlight Capital Re Ltd., Class A(b)	934,823
16,181	Guaranty Bancorp	486,239
30,982	Hanmi Financial Corp.	776,099
39,118	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	766,322
10,750	HarborOne Bancorp, Inc.(b)	197,263
19,488	HCI Group, Inc.	833,892
19,718	Heartland Financial USA, Inc.	1,158,433
26,975	Heritage Commerce Corp.	410,829
25,079	Heritage Financial Corp.	879,019
54,898	Heritage Insurance Holdings, Inc.(c)	942,599
83,680	Hilltop Holdings, Inc.	1,740,544
1,017	Hingham Institution for Savings	224,828
94,400	Home BancShares, Inc.	2,189,136
35,875	HomeStreet, Inc.(b)	1,061,900
18,327	HomeTrust Bancshares, Inc.(b)	533,316
144,030	Hope Bancorp, Inc.	2,416,823
71,477	Horace Mann Educators Corp.	3,123,545
25,937	Horizon Bancorp, Inc.	544,936
15,872	Houlihan Lokey, Inc., Class A	780,268
106,033	Hunt Cos. Finance Trust, Inc. REIT(c)	355,211
23,144	Independent Bank Corp.	2,045,930
17,975	Independent Bank Corp./MI	440,388
8,214	Independent Bank Group, Inc.	551,159
10,370	Interactive Brokers Group, Inc., Class A	620,748
70,274	International Bancshares Corp.	3,123,679
23,477	INTL FCStone, Inc.(b)	1,258,132
42,406	Investment Technology Group, Inc.	939,293
1,174	Investors Title Co.	224,704
60,364	James River Group Holdings Ltd.	2,498,466
117,250	Kearny Financial Corp.	1,682,538
4,741	Kinsale Capital Group, Inc.	280,786
115,715	Ladder Capital Corp., Class A REIT	1,850,283
44,734	Lakeland Bancorp, Inc.	867,840
19,215	Lakeland Financial Corp.	931,735
37,022	LegacyTexas Financial Group, Inc.	1,622,674
310,046	LendingClub Corp.(b)	1,277,390
712	LendingTree, Inc.(b)(c)	170,026
13,897	Live Oak Bancshares, Inc.	395,370
385,053	Maiden Holdings Ltd.	3,349,961
8,275	MarketAxess Holdings, Inc.	1,603,447
16,993	Marlin Business Services Corp.	523,384
21,553	Mercantile Bank Corp.	765,563
69,756	Mercury General Corp.	3,587,551
33,027	Meridian Bancorp, Inc.	604,394

5,550	Meta Financial Group, Inc.	$496,448
20,989	Midland States Bancorp, Inc.	706,910
15,974	MidWestOne Financial Group, Inc.	513,724
11,327	Moelis & Co., Class A	720,397
10,744	Morningstar, Inc.	1,418,208
22,541	MSCI, Inc., Class A	3,746,089
96,863	MTGE Investment Corp. REIT	1,942,103
18,087	National Bank Holdings Corp., Class A	715,883
6,932	National Commerce Corp.(b)	302,235
69,935	National General Holdings Corp.	1,928,807
4,769	National Western Life Group, Inc., Class A	1,545,156
80,538	Nationstar Mortgage Holdings, Inc.(b)(c)	1,471,429
24,226	Navigators Group, Inc. (The)	1,462,039
58,074	NBT Bancorp, Inc.	2,336,898
43,096	Nelnet, Inc., Class A	2,533,183
481,398	New York Mortgage Trust, Inc. REIT(c)	2,989,482
8,134	Nicolet Bankshares, Inc.(b)	450,217
26,331	NMI Holdings, Inc., Class A(b)	550,318
52,706	Northfield Bancorp, Inc.	878,082
10,696	Northrim Bancorp, Inc.	431,049
165,747	Northwest Bancshares, Inc.	2,986,761
31,152	OceanFirst Financial Corp.	908,704
575,714	Ocwen Financial Corp.(b)	2,291,342
151,837	OFG Bancorp(c)	2,528,086
177,097	Old National Bancorp	3,444,537
24,610	Old Second Bancorp, Inc.	381,455
84,902	On Deck Capital, Inc.(b)	580,730
31,708	Oppenheimer Holdings, Inc., Class A	936,971
26,209	Opus Bank	741,715
49,840	Orchid Island Capital, Inc. REIT(c)	405,199
85,628	Oritani Financial Corp.	1,370,048
17,199	Pacific Premier Bancorp, Inc.(b)	636,363
18,820	Park National Corp.	2,061,166
14,340	Peapack-Gladstone Financial Corp.	471,499
7,187	Penns Woods Bancorp, Inc.	327,727
19,327	Peoples Bancorp, Inc.	700,024
9,357	People’s Utah Bancorp	340,127
267,807	PHH Corp.(b)	2,911,062
30,762	Pinnacle Financial Partners, Inc.	1,922,625
18,578	Piper Jaffray Cos.	1,437,008
76,954	PRA Group, Inc.(b)	3,016,597
7,342	Preferred Bank	456,966
86,805	Provident Financial Services, Inc.	2,217,000
8,587	QCR Holdings, Inc.	373,105
218,679	Redwood Trust, Inc. REIT	3,675,994
22,299	Regional Management Corp.(b)	739,658
42,339	Renasant Corp.	1,891,707
11,713	Republic Bancorp, Inc., Class A	560,701
38,163	S&T Bancorp, Inc.	1,708,176
20,372	Safeguard Scientifics, Inc.(b)	232,241
25,782	Safety Insurance Group, Inc.	2,361,631
28,591	Sandy Spring Bancorp, Inc.	1,118,194
25,464	Seacoast Banking Corp. of Florida(b)	746,350
20,121	ServisFirst Bancshares, Inc.	850,112
13,270	Sierra Bancorp	391,996
56,114	Simmons First National Corp., Class A	1,672,197
21,908	South State Corp.	1,833,700
5,436	Southern Missouri Bancorp, Inc.	215,483
15,997	Southern National Bancorp of Virginia, Inc.	280,587
32,134	Southside Bancshares, Inc.	1,101,875
22,847	State Auto Financial Corp.	738,872
30,694	State Bank Financial Corp.	965,326
99,680	Sterling Bancorp	2,212,896
46,472	Stewart Information Services Corp.	2,111,688
21,143	Stock Yards Bancorp, Inc.	806,605

Schedule of Investments(a)

40,413	Sutherland Asset Management Corp. REIT	$674,897
12,273	Territorial Bancorp, Inc.	374,327
37,565	TFS Financial Corp.	571,739
125,286	Third Point Reinsurance Ltd. (Bermuda)(b)	1,578,604
16,290	Tompkins Financial Corp.	1,395,727
53,207	TowneBank	1,718,586
18,490	Tpg RE Finance Trust, Inc. REIT	381,264
20,747	TriCo Bancshares	805,399
22,217	TriState Capital Holdings, Inc.(b)	653,180
11,481	Triumph Bancorp, Inc.(b)	440,296
130,460	TrustCo Bank Corp. NY	1,187,186
108,654	Trustmark Corp.	3,823,534
45,987	UMB Financial Corp.	3,306,005
40,164	Union Bankshares Corp.	1,627,044
55,450	United Community Banks, Inc.	1,665,164
69,357	United Financial Bancorp, Inc.	1,214,441
37,741	United Fire Group, Inc.	2,275,405
14,440	United Insurance Holdings Corp.	299,774
43,168	Universal Insurance Holdings, Inc.	1,916,659
31,291	Univest Corp. of Pennsylvania	854,244
9,192	Veritex Holdings, Inc.(b)	283,297
8,518	Virtu Financial, Inc., Class A	171,638
7,640	Virtus Investment Partners, Inc.	1,018,030
33,331	Walker & Dunlop, Inc.	1,975,195
17,837	Washington Trust Bancorp, Inc.	1,042,573
33,564	Waterstone Financial, Inc.	570,588
50,766	WesBanco, Inc.	2,480,934
27,511	Westamerica Bancorporation	1,651,210
56,203	Western Alliance Bancorp(b)	3,187,834
150,748	Western Asset Mortgage Capital Corp. REIT	1,668,780
9,129	Westwood Holdings Group, Inc.	532,860
81,854	WisdomTree Investments, Inc.	715,404
13,819	World Acceptance Corp.(b)	1,380,656
22,703	WSFS Financial Corp.	1,287,260

		354,918,216

	Health Care - 8.4%
9,875	Abaxis, Inc.	819,625
3,240	ABIOMED, Inc.(b)	1,148,677
15,082	ACADIA Pharmaceuticals, Inc.(b)	227,587
5,402	Acceleron Pharma, Inc.(b)	235,311
74,771	Accuray, Inc.(b)	287,868
111,879	Aceto Corp.	365,844
138,112	Achillion Pharmaceuticals, Inc.(b)	356,329
42,929	Acorda Therapeutics, Inc.(b)	1,071,079
9,991	Addus HomeCare Corp.(b)	660,905
28,956	Adverum Biotechnologies, Inc.(b)	136,093
4,899	Agios Pharmaceuticals, Inc.(b)	423,323
6,035	Aimmune Therapeutics, Inc.(b)	174,532
55,509	Akorn, Inc.(b)	1,028,027
30,677	Alder Biopharmaceuticals, Inc.(b)	581,329
10,360	Align Technology, Inc.(b)	3,694,894
26,864	Alkermes PLC(b)	1,177,986
236,366	Allscripts Healthcare Solutions, Inc.(b)	2,893,120
7,690	Alnylam Pharmaceuticals, Inc.(b)	730,550
84,233	AMAG Pharmaceuticals, Inc.(b)	1,857,338
22,551	Amedisys, Inc.(b)	2,111,450
18,662	American Renal Associates Holdings, Inc.(b)(c)	300,272
27,078	Amicus Therapeutics, Inc.(b)	393,985
35,333	AMN Healthcare Services, Inc.(b)	2,137,646
63,444	Amneal Pharmaceuticals, Inc.(b)	1,216,221
29,987	Amphastar Pharmaceuticals, Inc.(b)	523,273
59,875	AngioDynamics, Inc.(b)	1,265,757
3,956	ANI Pharmaceuticals, Inc.(b)	264,854

8,577	Anika Therapeutics, Inc.(b)	$343,337
3,679	Atara Biotherapeutics, Inc.(b)	138,146
12,474	athenahealth, Inc.(b)	1,879,957
16,926	AtriCure, Inc.(b)	484,930
782	Atrion Corp.	538,016
64,985	Avanos Medical, Inc.(b)	3,587,172
198,430	BioScrip, Inc.(b)	525,839
17,288	Bio-Techne Corp.	2,777,144
9,616	BioTelemetry, Inc.(b)	504,840
4,665	Bluebird Bio, Inc.(b)	722,608
3,017	Blueprint Medicines Corp.(b)	179,632
48,615	Bruker Corp.	1,575,126
22,404	Cambrex Corp.(b)	1,400,250
8,108	Cantel Medical Corp.	751,693
51,050	Capital Senior Living Corp.(b)	509,990
9,520	Cardiovascular Systems, Inc.(b)	361,094
124,654	Celldex Therapeutics, Inc.(b)	57,964
30,881	Charles River Laboratories International, Inc.(b)	3,838,508
8,685	Chemed Corp.	2,744,721
73,917	Chimerix, Inc.(b)	330,409
56,112	Civitas Solutions, Inc.(b)	917,431
23,656	Computer Programs & Systems, Inc.(c)	738,067
26,534	CONMED Corp.	1,963,516
8,236	CorVel Corp.(b)	472,335
22,647	Cotiviti Holdings, Inc.(b)	1,010,962
50,700	Cross Country Healthcare, Inc.(b)	594,711
19,942	CryoLife, Inc.(b)	594,272
108,134	Depomed, Inc.(b)	958,067
9,461	Dermira, Inc.(b)	92,150
9,422	DexCom, Inc.(b)	896,315
76,852	Diplomat Pharmacy, Inc.(b)	1,596,985
19,116	Emergent Biosolutions, Inc.(b)	1,038,955
5,377	Enanta Pharmaceuticals, Inc.(b)	524,365
54,169	Endologix, Inc.(b)	275,720
49,305	Ensign Group, Inc. (The)	1,778,431
49,488	Evolent Health, Inc., Class A(b)(c)	999,658
8,097	Exact Sciences Corp.(b)	473,270
4,151	FibroGen, Inc.(b)	261,928
26,667	Five Prime Therapeutics, Inc.(b)	397,338
7,909	Flexion Therapeutics, Inc.(b)(c)	188,709
6,688	Genomic Health, Inc.(b)	359,012
31,257	Globus Medical, Inc., Class A(b)	1,609,110
28,661	Haemonetics Corp.(b)	2,798,460
8,436	HealthEquity, Inc.(b)	636,918
21,800	HealthStream, Inc.	612,144
100,064	HMS Holdings Corp.(b)	2,394,532
138,354	Horizon Pharma PLC(b)	2,439,181
29,594	ICON PLC(b)	4,118,301
4,629	ICU Medical, Inc.(b)	1,327,597
15,519	IDEXX Laboratories, Inc.(b)	3,801,069
12,359	Incyte Corp.(b)	822,368
19,641	Innoviva, Inc.(b)	277,920
2,675	Inogen, Inc.(b)	532,994
48,834	Inovalon Holdings, Inc., Class A(b)(c)	520,082
3,630	Insulet Corp.(b)	301,871
32,505	Insys Therapeutics, Inc.(b)(c)	216,483
43,246	Integer Holdings Corp.(b)	3,089,927
33,002	Integra LifeSciences Holdings Corp.(b)	2,057,015
4,262	Intercept Pharmaceuticals, Inc.(b)	388,439
16,496	Intra-Cellular Therapies, Inc.(b)	331,075
25,070	Intrexon Corp.(b)(c)	367,526
59,707	Invacare Corp.	1,065,770
5,511	Ionis Pharmaceuticals, Inc.(b)	240,720
21,327	K2M Group Holdings, Inc.(b)	434,431
59,724	Lannett Co., Inc.(b)(c)	761,481
17,302	Lantheus Holdings, Inc.(b)	250,014

Schedule of Investments(a)

28,837	LHC Group, Inc.(b)	$2,482,289
3,643	Ligand Pharmaceuticals, Inc.(b)	795,376
31,457	LivaNova PLC(b)	3,464,359
38,051	Luminex Corp.	1,288,407
14,087	MacroGenics, Inc.(b)	290,897
16,517	Masimo Corp.(b)	1,642,120
31,405	Medicines Co. (The)(b)	1,247,721
13,466	Medidata Solutions, Inc.(b)	1,000,658
6,637	Medpace Holdings, Inc.(b)	407,313
72,706	Meridian Bioscience, Inc.	1,148,755
26,846	Merit Medical Systems, Inc.(b)	1,457,738
19,190	MiMedx Group, Inc.(b)(c)	81,558
31,151	Momenta Pharmaceuticals, Inc.(b)	922,070
69,333	Myriad Genetics, Inc.(b)	3,033,319
31,172	Natus Medical, Inc.(b)	1,137,778
2,548	Nektar Therapeutics, Class A(b)	134,025
16,920	Neogen Corp.(b)	1,394,208
29,241	NeoGenomics, Inc.(b)	409,374
4,304	Neurocrine Biosciences, Inc.(b)	432,509
3,959	Nevro Corp.(b)	222,733
42,158	NuVasive, Inc.(b)	2,447,272
22,277	NxStage Medical, Inc.(b)	625,315
25,086	Omnicell, Inc.(b)	1,492,617
408,642	OPKO Health, Inc.(b)(c)	2,296,568
16,073	OraSure Technologies, Inc.(b)	269,866
14,389	Orthofix Medical, Inc. (b)	870,391
34,798	Otonomy, Inc.(b)	114,833
12,111	Pacira Pharmaceuticals, Inc.(b)	486,862
1,217,689	PDL BioPharma, Inc.(b)	3,056,399
3,847	Penumbra, Inc.(b)	547,236
14,141	Phibro Animal Health Corp., Class A	677,354
4,291	Portola Pharmaceuticals, Inc.(b)	153,618
24,159	PRA Health Sciences, Inc.(b)	2,540,077
46,775	Premier, Inc., Class A(b)	1,749,385
73,077	Prestige Brands Holdings, Inc.(b)	2,611,041
12,744	Prothena Corp. PLC (Ireland)(b)	189,376
20,691	Providence Service Corp. (The)(b)	1,450,025
2,733	Puma Biotechnology, Inc.(b)	131,594
96,753	Quality Systems, Inc.(b)	1,947,638
8,758	Quidel Corp.(b)	594,318
138,101	Quorum Health Corp.(b)(c)	668,409
7,807	Radius Health, Inc.(b)(c)	187,368
88,729	RadNet, Inc.(b)	1,188,969
9,695	Repligen Corp.(b)	468,559
16,941	Retrophin, Inc.(b)	468,249
2,360	Sage Therapeutics, Inc.(b)	340,595
5,788	Sarepta Therapeutics, Inc.(b)	672,797
11,633	Seattle Genetics, Inc.(b)	818,963
6,032	Spark Therapeutics, Inc.(b)(c)	462,775
14,481	Spectrum Pharmaceuticals, Inc.(b)	308,300
7,143	Supernus Pharmaceuticals, Inc.(b)	378,222
33,207	Surgery Partners, Inc.(b)(c)	501,426
9,503	SurModics, Inc.(b)	558,776
25,634	Syneos Health, Inc., Class A(b)	1,263,115
13,682	Taro Pharmaceutical Industries Ltd.(b)(c)	1,535,941
7,391	Teladoc, Inc.(b)(c)	442,351
8,009	TESARO, Inc.(b)(c)	278,953
11,202	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	268,288
26,712	Tivity Health, Inc.(b)	900,194
84,208	Triple-S Management Corp., Class B(b)	2,990,226
10,046	Ultragenyx Pharmaceutical, Inc.(b)	794,739
8,563	US Physical Therapy, Inc.	896,974
2,211	Utah Medical Products, Inc.	214,467
11,748	Vanda Pharmaceuticals, Inc.(b)	244,946
41,523	Varex Imaging Corp.(b)	1,587,840
16,949	Veeva Systems, Inc., Class A(b)	1,281,853

13,802	Vertex Pharmaceuticals, Inc.(b)	$2,416,040
7,348	Vocera Communications, Inc.(b)	221,763
36,994	West Pharmaceutical Services, Inc.	4,056,392
53,739	Wright Medical Group NV(b)	1,366,583
12,016	Xencor, Inc.(b)	447,236

		172,339,177

	Industrials - 17.8%
18,804	AAON, Inc.	709,851
54,640	AAR Corp.	2,590,482
156,610	Acacia Research Corp.(b)	595,118
226,458	ACCO Brands Corp.	2,898,662
74,293	Actuant Corp., Class A	2,121,065
68,539	Advanced Disposal Services, Inc.(b)	1,686,059
37,225	Advanced Drainage Systems, Inc.	1,040,439
79,226	Aegion Corp.(b)	1,963,220
53,115	Aerojet Rocketdyne Holdings, Inc.(b)	1,789,975
11,923	Aerovironment, Inc.(b)	877,652
68,475	Air Transport Services Group, Inc.(b)	1,542,742
137,366	Aircastle Ltd.	2,847,597
7,962	Alamo Group, Inc.	740,466
45,209	Alaska Air Group, Inc.	2,840,481
21,862	Albany International Corp., Class A	1,446,171
4,700	Allegiant Travel Co.	580,920
38,834	Allegion PLC	3,166,524
5,849	Allied Motion Technologies, Inc.	268,352
25,594	Altra Industrial Motion Corp.	1,123,577
6,379	AMERCO	2,405,393
20,288	American Railcar Industries, Inc.(c)	924,524
8,271	American Woodmark Corp.(b)	690,215
32,580	Apogee Enterprises, Inc.	1,653,761
46,881	Applied Industrial Technologies, Inc.	3,499,667
161,184	ARC Document Solutions, Inc.(b)	415,855
74,399	ArcBest Corp.	3,463,273
21,594	Argan, Inc.	829,210
89,875	Armstrong Flooring, Inc.(b)	1,174,666
52,128	Armstrong World Industries, Inc.(b)	3,539,491
41,221	ASGN, Inc.(b)	3,722,256
24,213	Astec Industries, Inc.	1,189,585
21,431	Astronics Corp.(b)	878,885
48,557	Atkore International Group, Inc.(b)	1,148,859
20,288	Atlas Air Worldwide Holdings, Inc.(b)	1,360,310
16,159	Axon Enterprise, Inc.(b)	1,097,681
39,118	AZZ, Inc.	2,120,196
430,645	Babcock & Wilcox Enterprises, Inc.(b)	925,887
43,367	Barnes Group, Inc.	2,942,451
8,598	Barrett Business Services, Inc.	789,984
107,747	BMC Stock Holdings, Inc.(b)	2,370,434
55,707	Brady Corp., Class A	2,130,793
96,267	Briggs & Stratton Corp.	1,702,963
42,529	Brink’s Co. (The)	3,395,941
145,186	Builders FirstSource, Inc.(b)	2,603,185
40,572	BWX Technologies, Inc.	2,668,015
32,491	Caesarstone Ltd.(c)	511,733
45,327	CAI International, Inc.(b)	1,040,708
28,720	Casella Waste Systems, Inc., Class A(b)	791,523
75,250	CBIZ, Inc.(b)	1,655,500
97,260	CECO Environmental Corp.	668,176
41,208	Chart Industries, Inc.(b)	3,217,933
59,356	China Yuchai International Ltd. (China)	1,184,746
9,866	Cimpress NV (Netherlands)(b)	1,441,127
18,171	CIRCOR International, Inc.	805,884
490,792	Civeo Corp.(b)	1,869,918
23,949	Columbus McKinnon Corp.	985,741
38,094	Comfort Systems USA, Inc.	2,116,122
67,491	Commercial Vehicle Group, Inc.(b)	473,112
41,588	Continental Building Products, Inc.(b)	1,326,657
10,446	Copa Holdings SA, Class A (Panama)	1,016,814

Schedule of Investments(a)

65,753	Copart, Inc.(b)	$3,773,565
251,531	Costamare, Inc. (Monaco)(c)	1,745,625
8,288	CoStar Group, Inc.(b)	3,446,565
30,170	Covenant Transportation Group, Inc., Class A(b)	874,327
10,464	CRA International, Inc.	566,312
13,792	CSW Industrials, Inc.(b)	748,216
28,307	Cubic Corp.	1,927,707
119,816	Diana Containerships Inc. (Greece)(b)(c)	186,913
303,160	Diana Shipping, Inc. (Greece)(b)(c)	1,364,220
11,541	DMC Global, Inc.	473,758
24,535	Douglas Dynamics, Inc.	1,204,668
32,124	Ducommun, Inc.(b)	1,070,693
44,209	DXP Enterprises, Inc.(b)	1,827,600
25,752	Dycom Industries, Inc.(b)	2,296,048
68,703	Eagle Bulk Shipping, Inc.(b)	395,042
50,281	Echo Global Logistics, Inc.(b)	1,732,180
27,673	Encore Wire Corp.	1,349,059
40,094	Engility Holdings, Inc.(b)	1,387,252
53,732	Ennis, Inc.	1,168,671
68,872	Enphase Energy, Inc.(b)(c)	409,788
18,612	EnPro Industries, Inc.	1,421,771
19,957	ESCO Technologies, Inc.	1,242,323
221,644	Essendant, Inc.	3,685,940
22,359	Exponent, Inc.	1,093,355
62,519	Federal Signal Corp.	1,484,826
8,843	Forrester Research, Inc.	408,989
25,433	Forward Air Corp.	1,625,169
10,176	Franklin Covey Co.(b)	259,997
42,048	Franklin Electric Co., Inc.	2,079,274
43,535	FreightCar America, Inc.	797,126
80,953	FTI Consulting, Inc.(b)	6,392,049
117,367	FuelCell Energy, Inc.(b)(c)	152,577
27,402	Gardner Denver Holdings, Inc.(b)	783,971
19,314	Genco Shipping & Trading Ltd.(b)	286,813
45,144	Gibraltar Industries, Inc.(b)	1,961,507
47,666	Global Brass & Copper Holdings, Inc.	1,570,595
45,878	GMS, Inc.(b)	1,203,839
93,821	Golden Ocean Group Ltd. (Norway)	877,226
41,031	Goldfield Corp. (The)(b)	194,897
24,266	GP Strategies Corp.(b)	458,627
78,528	Graco, Inc.	3,623,282
12,637	Graham Corp.	336,523
58,639	Granite Construction, Inc.	3,163,574
168,485	Great Lakes Dredge & Dock Corp.(b)	909,819
59,973	Greenbrier Cos., Inc. (The)	3,397,470
63,903	Griffon Corp.	1,143,864
70,444	H&E Equipment Services, Inc.	2,591,635
180,456	Harsco Corp.(b)	4,574,560
27,193	Hawaiian Holdings, Inc.	1,090,439
120,434	HC2 Holdings, Inc.(b)	696,109
44,029	Healthcare Services Group, Inc.(c)	1,772,608
54,293	Heartland Express, Inc.	1,041,883
15,371	HEICO Corp.	1,173,883
29,330	HEICO Corp., Class A	1,899,117
32,382	Heidrick & Struggles International, Inc.	1,324,424
34,413	Herc Holdings, Inc.(b)	1,955,347
16,047	Heritage-Crystal Clean, Inc.(b)	386,733
80,128	Herman Miller, Inc.	3,032,845
75,008	Hill International, Inc.(b)	412,544
69,496	Hillenbrand, Inc.	3,488,699
80,498	HNI Corp.	3,483,148
31,124	Hudson Technologies, Inc.(b)(c)	56,646
8,325	Hurco Cos., Inc.	368,797
47,936	Huron Consulting Group, Inc.(b)	2,092,406
42,150	Huttig Building Products, Inc.(b)(c)	193,890
21,502	Hyster-Yale Materials Handling, Inc.	1,413,972

32,392	ICF International, Inc.	$2,385,671
18,406	IES Holdings, Inc.(b)	330,388
110,516	InnerWorkings, Inc.(b)	979,172
32,885	Insperity, Inc.	3,127,364
20,749	Insteel Industries, Inc.	853,406
59,481	Interface, Inc.	1,332,374
59,249	Jeld-Wen Holding, Inc.(b)	1,625,793
10,849	John Bean Technologies Corp.	1,199,899
7,593	Kadant, Inc.	733,484
36,156	Kaman Corp.	2,394,250
95,839	Kelly Services, Inc., Class A	2,327,929
76,069	KeyW Holding Corp. (The)(b)(c)	674,732
37,801	Kforce, Inc.	1,428,878
46,151	Kimball International, Inc., Class B	745,339
73,836	Knoll, Inc.	1,665,002
49,502	Korn/Ferry International	3,266,142
69,016	Kratos Defense & Security Solutions, Inc.(b)	891,687
32,398	Landstar System, Inc.	3,601,038
13,986	LB Foster Co., Class A(b)	343,356
10,752	Lindsay Corp.	1,012,193
214,503	LSC Communications, Inc.	3,221,835
47,675	LSI Industries, Inc.	233,131
20,232	Lydall, Inc.(b)	938,765
27,901	Manitex International, Inc.(b)	338,439
29,338	Manitowoc Co., Inc. (The)(b)	777,164
42,046	Marten Transport Ltd.	918,705
38,747	Masonite International Corp.	2,644,483
17,483	Matson, Inc.	629,388
37,229	Matthews International Corp., Class A	1,956,384
32,422	McGrath RentCorp	1,925,218
18,230	Mercury Systems, Inc.(b)	760,738
81,640	Milacron Holdings Corp.(b)	1,702,194
32,253	Mistras Group, Inc.(b)	678,603
40,051	Mobile Mini, Inc.	1,708,175
32,232	MSA Safety, Inc.	3,251,564
111,497	Mueller Industries, Inc.	3,691,666
147,952	Mueller Water Products, Inc., Class A	1,827,207
12,977	Multi-Color Corp.	861,024
42,927	MYR Group, Inc.(b)	1,583,577
10,252	National Presto Industries, Inc.(c)	1,277,912
93,806	Navigant Consulting, Inc.(b)	2,041,219
419,351	Navios Maritime Holdings, Inc. (Greece)(b)(c)	343,868
62,314	NCI Building Systems, Inc.(b)	993,908
35,225	NN, Inc.	757,338
24,722	Northwest Pipe Co.(b)	483,562
5,181	NV5 Global, Inc.(b)	390,129
70,778	Orion Group Holdings, Inc.(b)	649,034
6,195	P.A.M. Transportation Services, Inc.(b)	337,937
17,119	Park-Ohio Holdings Corp.	641,107
16,365	Patrick Industries, Inc.(b)	1,002,356
38,475	PGT Innovations, Inc.(b)	923,400
27,053	Powell Industries, Inc.	991,492
67,976	Primoris Services Corp.	1,836,032
7,310	Proto Labs, Inc.(b)	911,192
127,135	Quad/Graphics, Inc., Class A	2,613,896
53,518	Quanex Building Products Corp.	947,269
27,076	Raven Industries, Inc.	1,050,549
11,451	RBC Bearings, Inc.(b)	1,664,746
57,582	Resources Connection, Inc.	915,554
24,342	REV Group, Inc.(c)	417,952
131,267	Roadrunner Transportation Systems, Inc.(b)	287,475
33,798	Rollins, Inc.	1,856,862
121,883	Safe Bulkers, Inc. (Greece)(b)	404,652
28,033	Saia, Inc.(b)	2,112,287

Schedule of Investments(a)

108,248	Scorpio Bulkers, Inc.	$817,272
332,962	Seaspan Corp. (Hong Kong)(c)	2,856,814
31,884	Simpson Manufacturing Co., Inc.	2,326,257
17,971	Siteone Landscape Supply, Inc.(b)	1,602,294
19,380	SkyWest, Inc.	1,160,862
34,880	SP Plus Corp.(b)	1,360,320
31,659	Spartan Motors, Inc.	466,970
18,402	Sparton Corp.(b)	274,742
31,121	Spirit Airlines, Inc.(b)	1,351,896
37,192	SPX Corp.(b)	1,379,823
74,659	SPX FLOW, Inc.(b)	3,547,796
11,038	Standex International Corp.	1,144,089
36,423	Star Bulk Carriers Corp. (Greece)(b)	487,704
211,645	Steelcase, Inc., Class A	2,910,119
45,966	Sterling Construction Co., Inc.(b)	617,323
14,961	Sun Hydraulics Corp.	778,870
112,340	Sunrun, Inc.(b)(c)	1,588,488
16,402	Systemax, Inc.	733,497
85,349	Team, Inc.(b)(c)	1,860,608
19,592	Tennant Co.	1,593,809
54,463	Tetra Tech, Inc.	3,311,350
107,479	Textainer Group Holdings Ltd.(b)	1,708,916
39,038	Thermon Group Holdings, Inc.(b)	978,683
110,095	Titan International, Inc.	1,165,906
84,953	Titan Machinery, Inc.(b)	1,286,188
9,839	TPI Composites, Inc.(b)	303,238
14,168	Trex Co., Inc.(b)	1,101,420
68,107	TriMas Corp.(b)	2,015,967
29,277	TriNet Group, Inc.(b)	1,576,566
90,952	Triton International Ltd. (Bermuda)	3,201,510
90,069	TrueBlue, Inc.(b)	2,436,366
11,265	Twin Disc, Inc.(b)	295,256
14,128	UniFirst Corp.	2,644,055
79,755	Universal Forest Products, Inc.	2,938,174
18,309	US Ecology, Inc.	1,241,350
24,364	USA Truck, Inc.(b)	531,622
43,554	Vectrus, Inc.(b)	1,368,031
73,060	Veritiv Corp.(b)	2,798,198
30,198	Viad Corp.	1,733,365
12,757	VSE Corp.	549,827
110,239	Wabash National Corp.	2,182,732
14,653	WageWorks, Inc.(b)	773,678
24,072	Watts Water Technologies, Inc., Class A	2,059,360
94,789	Welbilt, Inc.(b)	2,161,189
67,184	Werner Enterprises, Inc.	2,502,604
152,983	Wesco Aircraft Holdings, Inc.(b)	1,828,147
7,722	Willis Lease Finance Corp.(b)	241,081
44,019	Woodward, Inc.	3,662,821

		365,007,062

	Information Technology - 14.9%
3,812	2U, Inc.(b)	288,416
107,754	3D Systems Corp.(b)(c)	1,311,366
26,255	8x8, Inc.(b)	523,787
10,122	Acacia Communications, Inc.(b)(c)	325,321
111,570	ACI Worldwide, Inc.(b)	2,882,969
74,094	Acxiom Corp.(b)	3,003,771
82,076	ADTRAN, Inc.	1,333,735
17,996	Advanced Energy Industries, Inc.(b)	1,102,075
37,814	Alpha & Omega Semiconductor Ltd.(b)	505,195
18,420	Ambarella, Inc.(b)(c)	721,696
298,160	Amkor Technology, Inc.(b)	2,588,029
13,206	Applied Optoelectronics, Inc.(b)(c)	507,507
6,978	Arista Networks, Inc.(b)	1,784,484
11,074	Aspen Technology, Inc.(b)	1,060,778
6,835	Atlassian Corp. PLC, Class A(b)	494,922
29,159	Autodesk, Inc.(b)	3,745,182
28,653	Autoweb, Inc.(b)	111,174

14,214	Aviat Networks, Inc.(b)	$216,763
114,603	Avid Technology, Inc.(b)	642,923
68,176	AVX Corp.	1,416,697
15,861	Axcelis Technologies, Inc.(b)	348,942
26,411	AXT, Inc.(b)	199,403
16,369	Badger Meter, Inc.	853,643
23,483	Bel Fuse, Inc., Class B	528,367
213,020	Black Box Corp.(b)(c)	291,837
42,994	Black Knight, Inc.(b)	2,220,640
12,828	Blackbaud, Inc.	1,280,363
39,562	Blucora, Inc.(b)	1,374,779
18,569	Bottomline Technologies (de), Inc.(b)	1,000,869
49,006	Brooks Automation, Inc.	1,498,603
22,895	Cabot Microelectronics Corp.	2,757,703
20,240	CalAmp Corp.(b)	460,662
67,734	Calix, Inc.(b)	477,525
92,423	Cardtronics PLC, Class A(b)	2,340,150
9,772	Cass Information Systems, Inc.	658,144
48,316	CDK Global, Inc.	3,017,334
141,499	Ceragon Networks Ltd. (Israel)(b)	567,411
9,685	CEVA, Inc.(b)	291,518
147,065	Ciena Corp.(b)	3,735,451
77,440	Cirrus Logic, Inc.(b)	3,350,054
33,137	Cognex Corp.	1,748,971
10,632	Coherent, Inc.(b)	1,680,494
24,727	Cohu, Inc.	622,626
19,516	CommVault Systems, Inc.(b)	1,266,588
51,482	Comtech Telecommunications Corp.	1,729,795
12,015	Control4 Corp.(b)	305,541
5,173	Cornerstone OnDemand, Inc.(b)	255,546
56,228	Cray, Inc.(b)	1,402,889
31,385	CSG Systems International, Inc.	1,276,428
28,031	CTS Corp.	978,282
10,962	CyberArk Software Ltd. (Israel)(b)	665,503
84,282	Daktronics, Inc.	723,982
25,548	Dell Technologies, Inc., Class V(b)	2,363,701
178,530	DHI Group, Inc.(b)	374,913
55,686	Digi International, Inc.(b)	751,761
56,756	Diodes, Inc.(b)	2,109,053
31,207	Dolby Laboratories, Inc., Class A	2,011,291
22,840	DSP Group, Inc.(b)	285,500
141,664	Eastman Kodak Co.(b)(c)	446,242
8,604	Ebix, Inc.	682,727
30,472	Electro Scientific Industries, Inc.(b)	549,410
73,152	Electronics For Imaging, Inc.(b)	2,495,946
11,902	Ellie Mae, Inc.(b)	1,180,916
54,024	EMCORE Corp.(b)	272,821
66,520	Endurance International Group Holdings, Inc.(b)	545,464
76,148	Entegris, Inc.	2,676,602
15,526	Envestnet, Inc.(b)	909,824
16,297	EPAM Systems, Inc.(b)	2,122,032
20,090	ePlus, Inc.(b)	1,981,878
29,611	Etsy, Inc.(b)	1,209,905
38,784	Euronet Worldwide, Inc.(b)	3,565,801
114,049	Everi Holdings, Inc.(b)	838,260
65,915	EVERTEC, Inc.	1,535,819
23,999	ExlService Holdings, Inc.(b)	1,431,300
38,072	Extreme Networks, Inc.(b)	323,612
47,738	Fabrinet (Thailand)(b)	1,867,511
9,259	Fair Isaac Corp.(b)	1,865,318
14,851	FARO Technologies, Inc.(b)	966,800
192,835	Finisar Corp.(b)	3,249,270
75,347	FireEye, Inc.(b)	1,170,139
346,267	Fitbit, Inc., Class A(b)	2,053,363
50,612	FormFactor, Inc.(b)	655,425
33,866	Fortinet, Inc.(b)	2,130,510

Schedule of Investments(a)

26,029	Gartner, Inc.(b)	$3,525,107
6,604	Globant SA (Argentina)(b)	366,126
79,132	Glu Mobile, Inc.(b)	421,774
28,094	GoDaddy, Inc., Class A(b)	2,068,280
32,394	Gogo, Inc.(b)(c)	115,971
16,599	GrubHub, Inc.(b)	2,023,252
8,289	GTT Communications, Inc.(b)(c)	368,446
15,607	Guidewire Software, Inc.(b)	1,345,323
19,145	Hackett Group, Inc. (The)	345,184
220,531	Harmonic, Inc.(b)	1,014,443
2,070	HubSpot, Inc.(b)	256,887
14,410	Ichor Holdings Ltd.(b)(c)	302,610
48,781	II-VI, Inc.(b)	1,912,215
8,466	Imperva, Inc.(b)	391,553
149,356	Infinera Corp.(b)	1,242,642
28,404	Inphi Corp.(b)	893,022
63,835	Integrated Device Technology, Inc.(b)	2,197,839
31,615	InterDigital, Inc.	2,606,657
32,511	Internap Corp.(b)	321,209
21,387	InterXion Holding NV (Netherlands)(b)	1,387,589
8,503	IPG Photonics Corp.(b)	1,394,832
35,762	Itron, Inc.(b)	2,188,634
37,918	j2 Global, Inc.	3,216,963
53,534	KEMET Corp.(b)	1,391,349
44,901	Kimball Electronics, Inc.(b)	913,735
195,897	Knowles Corp.(b)	3,400,772
82,941	Kulicke & Soffa Industries, Inc. (Singapore)	2,186,325
17,389	KVH Industries, Inc.(b)	215,624
132,759	Lattice Semiconductor Corp.(b)	1,020,917
49,480	Limelight Networks, Inc.(b)	220,681
64,217	Liquidity Services, Inc.(b)	452,730
10,102	Littelfuse, Inc.	2,190,316
25,817	LivePerson, Inc.(b)	598,954
3,874	LogMeIn, Inc.	313,988
24,119	Lumentum Holdings, Inc.(b)	1,260,218
18,221	Luxoft Holding, Inc., Class A(b)	692,398
33,216	MACOM Technology Solutions Holdings, Inc.(b)(c)	691,889
55,772	Magnachip Semiconductor Corp. (South Korea)(b)(c)	646,955
28,359	Manhattan Associates, Inc.(b)	1,364,635
39,903	ManTech International Corp., Class A	2,388,195
41,394	MAXIMUS, Inc.	2,682,745
22,381	MaxLinear, Inc., Class A(b)	387,415
42,687	Maxwell Technologies, Inc.(b)(c)	195,933
98,699	Meet Group, Inc. (The)(b)	400,718
27,505	Mellanox Technologies Ltd. (Israel)(b)	2,159,143
4,291	MercadoLibre, Inc. (Argentina)	1,471,427
1,482	Mesa Laboratories, Inc.	299,705
37,025	Methode Electronics, Inc.	1,453,231
8,590	MicroStrategy, Inc., Class A(b)	1,117,989
24,341	MKS Instruments, Inc.	2,295,356
82,669	MoneyGram International, Inc.(b)	540,655
9,384	Monolithic Power Systems, Inc.	1,245,069
31,415	Monotype Imaging Holdings, Inc.	648,720
26,867	MTS Systems Corp.	1,464,923
16,692	Nanometrics, Inc.(b)	628,621
64,534	National Instruments Corp.	2,827,235
65,083	NeoPhotonics Corp.(b)(c)	414,579
134,585	Net 1 UEPS Technologies, Inc. (South Africa)(b)	1,257,024
39,896	NETGEAR, Inc.(b)	2,627,152
64,900	NIC, Inc.	1,064,360
12,393	Novanta, Inc.(b)	772,704
3,897	NVE Corp.	416,278
68,544	Oclaro, Inc.(b)	579,882

31,852	OneSpan, Inc.(b)	$519,188
29,922	Orbotech Ltd. (Israel)(b)	1,922,189
26,443	OSI Systems, Inc.(b)	2,109,094
9,229	Palo Alto Networks, Inc.(b)	1,829,742
241,766	Pandora Media, Inc.(b)(c)	1,629,503
55,560	Park Electrochemical Corp.	1,228,432
3,685	Paycom Software, Inc.(b)	391,531
29,481	PC Connection, Inc.	997,932
97,934	PCM, Inc.(b)	2,164,341
30,806	PDF Solutions, Inc.(b)	323,463
9,372	Pegasystems, Inc.	521,083
47,551	Perficient, Inc.(b)	1,251,542
217,809	Photronics, Inc.(b)	1,960,281
30,099	Plantronics, Inc.	2,066,597
16,229	Power Integrations, Inc.	1,160,374
58,905	Presidio, Inc.(b)	822,314
16,713	Progress Software Corp.	614,871
1,978	Proofpoint, Inc.(b)	225,591
36,888	PTC, Inc.(b)	3,390,376
16,546	Pure Storage, Inc., Class A(b)	358,386
4,774	QAD, Inc., Class A	237,745
6,120	Qualys, Inc.(b)	533,052
79,094	Quantum Corp.(b)	134,460
23,658	QuinStreet, Inc.(b)	313,705
33,721	Quotient Technology, Inc.(b)	497,385
247,373	Radisys Corp.(b)(c)	366,112
26,596	Radware Ltd. (Israel)(b)	702,666
92,377	Rambus, Inc.(b)	1,141,780
13,829	RealPage, Inc.(b)	761,978
30,955	Ribbon Communications, Inc.(b)	210,030
4,278	RingCentral, Inc., Class A(b)	315,503
10,119	Rogers Corp.(b)	1,179,572
257,172	Rubicon Project, Inc. (The)(b)	740,655
24,356	Rudolph Technologies, Inc.(b)	696,582
72,127	ScanSource, Inc.(b)	2,975,239
43,469	Semtech Corp.(b)	2,062,604
6,448	ServiceNow, Inc.(b)	1,134,590
77,841	ServiceSource International, Inc.(b)	272,444
3,225	Shopify, Inc., Class A (Canada)(b)	445,727
9,336	Shutterstock, Inc.(b)	430,110
58,849	Sigma Designs, Inc.(b)	356,036
3,737	Silicom Ltd. (Israel)(b)(c)	147,612
20,073	Silicon Laboratories, Inc.(b)	1,911,953
8,492	SMART Global Holdings, Inc.(b)(c)	259,261
7,128	SolarEdge Technologies, Inc.(b)	379,566
13,974	Splunk, Inc.(b)	1,342,901
7,973	SPS Commerce, Inc.(b)	684,004
19,059	Square, Inc., Class A(b)	1,232,164
68,508	SS&C Technologies Holdings, Inc.	3,635,720
4,077	Stamps.com, Inc.(b)	1,064,097
76,636	Stratasys Ltd.(b)	1,488,271
173,019	SunPower Corp.(b)(c)	1,256,118
100,966	Super Micro Computer, Inc.(b)	2,231,349
74,789	Sykes Enterprises, Inc.(b)	2,218,242
50,610	Synaptics, Inc.(b)	2,536,067
96,548	Syntel, Inc.(b)	3,918,883
12,060	Tableau Software, Inc., Class A(b)	1,243,024
11,151	TechTarget, Inc.(b)	316,911
35,551	Telenav, Inc.(b)	191,975
238,765	Tivo Corp.	2,900,995
5,207	Trade Desk, Inc. (The), Class A(b)	439,054
243,914	Travelport Worldwide Ltd.	4,609,975
24,883	TrueCar, Inc.(b)	276,699
16,385	TTEC Holdings, Inc.	526,778
177,613	TTM Technologies, Inc.(b)	3,083,362
3,495	Tucows, Inc., Class A(b)(c)	205,331
9,677	Twilio, Inc., Class A(b)	560,202

Schedule of Investments(a)

8,940	Tyler Technologies, Inc.(b)	$2,011,411
5,525	Ubiquiti Networks, Inc.(b)(c)	456,255
4,606	Ultimate Software Group, Inc. (The)(b)	1,275,355
31,814	Ultra Clean Holdings, Inc.(b)	426,944
211,071	Unisys Corp.(b)(c)	2,712,262
5,668	Universal Display Corp.(c)	545,828
51,194	Veeco Instruments, Inc.(b)	749,992
200,361	VeriFone Systems, Inc.(b)	4,588,267
68,716	Verint Systems, Inc.(b)	3,085,348
23,234	VeriSign, Inc.(b)	3,374,274
40,780	Versum Materials, Inc.	1,572,069
158,902	Viavi Solutions, Inc.(b)	1,608,088
22,725	Virtusa Corp.(b)	1,200,562
13,751	Vishay Precision Group, Inc.(b)	548,665
47,348	Web.com Group, Inc.(b)	1,190,802
10,016	Workday, Inc., Class A(b)	1,242,184
54,749	Xcerra Corp.(b)	779,626
20,764	XO Group, Inc.(b)	585,130
75,158	Xperi Corp.	1,251,381
78,350	Yandex NV, Class A (Russia)(b)	2,817,466
29,174	Yelp, Inc., Class A(b)	1,075,937
11,098	Zendesk, Inc.(b)	604,508
20,184	Zillow Group, Inc., Class A(b)	1,137,772
40,123	Zillow Group, Inc., Class C(b)	2,234,851
600,888	Zynga, Inc., Class A(b)	2,277,366

		304,914,712

	Materials - 5.5%
44,161	A. Schulman, Inc.	1,914,379
54,939	AdvanSix, Inc.(b)	2,223,381
26,545	Agrofresh Solutions, Inc.(b)(c)	188,735
33,404	American Vanguard Corp.	724,867
30,717	Ampco-Pittsburgh Corp.(b)	324,064
16,533	Balchem Corp.	1,658,095
52,427	Century Aluminum Co.(b)	671,590
71,288	Clearwater Paper Corp.(b)	1,611,109
171,868	Coeur Mining, Inc.(b)	1,203,076
27,277	Eagle Materials, Inc.	2,709,970
66,746	Ferro Corp.(b)	1,503,120
55,395	Ferroglobe PLC	451,469
144,151	Flotek Industries, Inc.(b)	446,868
30,959	Forterra, Inc.(b)(c)	280,179
73,791	FutureFuel Corp.	1,015,364
63,068	GCP Applied Technologies, Inc.(b)	1,838,432
111,014	Gold Resource Corp.	727,142
55,724	Greif, Inc., Class A	3,034,172
61,633	H.B. Fuller Co.	3,493,358
18,349	Hawkins, Inc.	684,418
21,119	Haynes International, Inc.	896,713
497,235	Hecla Mining Co.	1,591,152
25,791	Ingevity Corp.(b)	2,570,589
43,273	Innophos Holdings, Inc.	1,955,074
28,122	Innospec, Inc.	2,276,476
157,272	Intrepid Potash, Inc.(b)	671,551
20,259	Kaiser Aluminum Corp.	2,261,310
102,192	KapStone Paper and Packaging Corp.	3,554,238
5,908	KMG Chemicals, Inc.	424,194
37,721	Koppers Holdings, Inc.(b)	1,416,423
40,751	Kraton Corp.(b)	1,959,716
24,276	Kronos Worldwide, Inc.	552,036
135,466	LSB Industries, Inc.(b)	890,012
28,868	Materion Corp.	1,810,024
179,315	McEwen Mining, Inc.(b)(c)	401,666
62,284	Mercer International, Inc. (Canada)	1,117,998
37,866	Minerals Technologies, Inc.	2,862,670
36,574	Myers Industries, Inc.	788,170
18,716	Neenah, Inc.	1,643,265
8,214	NewMarket Corp.	3,363,140

34,879	Olympic Steel, Inc.	$771,175
91,179	OMNOVA Solutions, Inc.(b)	852,524
22,409	Orion Engineered Carbons SA (Luxembourg)	735,015
114,146	P.H. Glatfelter Co.	1,868,570
38,275	PQ Group Holdings, Inc.(b)	689,715
8,973	Quaker Chemical Corp.	1,593,066
75,526	Rayonier Advanced Materials, Inc.	1,362,489
41,754	Royal Gold, Inc.	3,532,806
129,007	Ryerson Holding Corp.(b)	1,490,031
57,202	Schnitzer Steel Industries, Inc., Class A	1,884,806
51,046	Schweitzer-Mauduit International, Inc.	2,117,898
44,664	Sensient Technologies Corp.	3,097,895
117,374	Silgan Holdings, Inc.	3,228,959
30,234	Stepan Co.	2,647,894
84,695	Summit Materials, Inc., Class A(b)	2,125,844
174,634	SunCoke Energy, Inc.(b)	1,992,574
80,210	TimkenSteel Corp.(b)	1,114,919
47,020	Tredegar Corp.	1,224,871
162,954	Tronox Ltd., Class A	3,006,501
9,560	UFP Technologies, Inc.(b)	312,612
14,332	US Concrete, Inc.(b)(c)	723,766
139,433	Valvoline, Inc.	3,149,791
31,927	Venator Materials PLC(b)	466,773
160,150	Verso Corp., Class A(b)	3,342,330
43,074	W.R. Grace & Co.	3,181,446
23,330	Warrior Met Coal, Inc.	603,547
30,460	Westlake Chemical Corp.	3,265,921
63,360	Worthington Industries, Inc.	2,966,515

		113,060,458

	Real Estate - 7.1%
119,891	Acadia Realty Trust REIT	3,246,648
21,745	Agree Realty Corp. REIT	1,157,704
71,877	Alexander & Baldwin, Inc. REIT	1,721,454
2,285	Alexander’s, Inc. REIT	846,547
37,301	Altisource Portfolio Solutions SA(b)(c)	1,242,496
53,318	American Assets Trust, Inc. REIT	2,049,011
61,385	Armada Hoffler Properties, Inc. REIT	926,913
336,742	Ashford Hospitality Trust, Inc. REIT	2,660,262
46,262	Bluerock Residential Growth REIT, Inc., Class A REIT	424,223
77,955	Braemar Hotels & Resorts, Inc. REIT	891,026
66,559	CareTrust REIT, Inc. REIT	1,125,513
47,145	CatchMark Timber Trust, Inc., Class A REIT	585,541
227,526	Cedar Realty Trust, Inc. REIT	1,083,024
72,477	Chatham Lodging Trust REIT	1,561,155
108,661	Chesapeake Lodging Trust REIT	3,479,325
30,688	City Office REIT, Inc. REIT	391,272
217,501	Colony Capital, Inc. REIT	1,339,806
11,493	Community Healthcare Trust, Inc. REIT	344,790
18,825	CorEnergy Infrastructure Trust, Inc. REIT	715,915
51,632	CorePoint Lodging, Inc. REIT(b)	1,304,224
12,103	CoreSite Realty Corp. REIT	1,356,746
373,561	Cousins Properties, Inc.	3,481,589
54,673	CyrusOne, Inc.	3,385,352
33,648	Easterly Government Properties, Inc. REIT	637,630
27,338	EastGroup Properties, Inc. REIT	2,605,858
100,744	Education Realty Trust, Inc. REIT	4,166,772
122,032	Empire State Realty Trust, Inc., Class A REIT	2,034,273
29,016	Farmland Partners, Inc. REIT(c)	195,568
94,783	First Industrial Realty Trust, Inc. REIT	3,085,187
10,184	Forestar Group, Inc.(b)(c)	231,177
35,027	Four Corners Property Trust, Inc. REIT	872,172

Schedule of Investments(a)

290,459	Franklin Street Properties Corp. REIT	$2,558,944
169,999	Front Yard Residential Corp. REIT	1,642,190
38,030	Getty Realty Corp. REIT	1,089,560
43,670	Gladstone Commercial Corp. REIT	866,413
134,953	Global NET Lease, Inc. REIT	2,855,605
163,735	Government Properties Income Trust REIT	2,467,486
98,084	Hersha Hospitality Trust REIT	2,117,634
30,448	HFF, Inc., Class A	1,370,464
101,180	Independence Realty Trust, Inc. REIT	1,026,977
63,490	InfraREIT, Inc. REIT(b)	1,330,116
391,017	Investors Real Estate Trust REIT	2,142,773
121,564	Invitation Homes, Inc.	2,809,344
121,188	iStar, Inc. REIT(b)	1,317,314
112,849	Kennedy-Wilson Holdings, Inc.	2,358,544
196,896	Kite Realty Group Trust REIT	3,321,636
41,853	LTC Properties, Inc. REIT	1,764,941
15,312	Marcus & Millichap, Inc.(b)	615,696
49,535	MedEquities Realty Trust, Inc. REIT	554,792
61,295	Monmouth Real Estate Investment Corp. REIT	1,021,788
35,485	National Health Investors, Inc. REIT	2,655,697
37,962	National Storage Affiliates Trust REIT	1,094,444
315,587	New Senior Investment Group, Inc. REIT	2,234,356
19,954	NexPoint Residential Trust, Inc. REIT	597,423
96,608	NorthStar Realty Europe Corp. REIT	1,322,564
25,823	One Liberty Properties, Inc. REIT	696,188
90,035	Pebblebrook Hotel Trust REIT	3,470,849
198,099	Pennsylvania Real Estate Investment Trust REIT	2,103,811
142,995	Physicians Realty Trust REIT	2,253,601
35,079	PotlatchDeltic Corp. REIT	1,639,943
79,161	Preferred Apartment Communities, Inc., Class A REIT	1,339,404
17,947	PS Business Parks, Inc. REIT	2,293,088
42,123	QTS Realty Trust, Inc., Class A	1,800,758
47,036	Rafael Holdings, Inc., Class B(b)	428,028
174,135	Ramco-Gershenson Properties Trust REIT	2,289,875
10,639	RE/MAX Holdings, Inc., Class A	540,461
125,320	Retail Opportunity Investments Corp. REIT	2,369,801
43,702	Rexford Industrial Realty, Inc. REIT	1,339,029
4,602	RMR Group, Inc. (The), Class A	399,454
139,723	Sabra Health Care REIT, Inc. REIT	3,019,414
13,378	Saul Centers, Inc. REIT	712,780
143,033	Select Income REIT	2,982,238
33,882	Seritage Growth Properties, Class A REIT(c)	1,433,547
51,829	St. Joe Co. (The)(b)	914,782
88,891	STAG Industrial, Inc., Class A REIT	2,428,502
142,229	STORE Capital Corp.	3,904,186
130,648	Summit Hotel Properties, Inc. REIT	1,848,669
149,993	Tanger Factory Outlet Centers, Inc. REIT(c)	3,577,333
12,979	Tejon Ranch Co.(b)	303,709
33,996	Terreno Realty Corp. REIT	1,254,792
76,919	Tier REIT, Inc.	1,828,365
42,121	UMH Properties, Inc. REIT	650,348
10,028	Universal Health Realty Income Trust REIT	674,985
78,734	Urban Edge Properties REIT	1,785,687
45,732	Urstadt Biddle Properties, Inc., Class A REIT	1,017,994
120,903	Washington Real Estate Investment Trust REIT	3,686,332

62,899	Whitestone REIT REIT	$817,687

		146,091,514

	Telecommunication Services - 1.7%
17,917	ATN International, Inc.	1,144,538
11,181	Boingo Wireless, Inc.(b)	258,393
181,234	Cincinnati Bell, Inc.(b)	2,419,474
32,352	Cogent Communications Holdings, Inc.	1,680,687
205,366	Consolidated Communications Holdings, Inc.(c)	2,616,363
94,073	IDT Corp., Class B(b)	493,883
316,300	Intelsat SA(b)(c)	6,167,850
170,608	Iridium Communications, Inc.(b)	2,951,518
32,792	magicJack VocalTec Ltd. (Israel)(b)(c)	278,732
821,479	NII Holdings, Inc.(b)(c)	5,093,170
40,696	ORBCOMM, Inc.(b)	389,054
32,324	Shenandoah Telecommunications Co.	1,066,692
55,761	Spok Holdings, Inc.	808,535
48,162	United States Cellular Corp.(b)	1,654,846
132,977	Vonage Holdings Corp.(b)	1,703,435
465,329	Windstream Holdings, Inc.(b)(c)	1,637,958
91,336	Zayo Group Holdings, Inc.(b)	3,387,652

		33,752,780

	Utilities - 1.6%
33,632	American States Water Co.	2,021,956
17,100	AquaVenture Holdings Ltd.(b)	282,834
10,106	Artesian Resources Corp., Class A	372,810
107,619	Atlantica Yield PLC (Spain)	2,211,571
51,393	California Water Service Group	2,112,252
18,358	Chesapeake Utilities Corp.	1,539,318
10,777	Connecticut Water Service, Inc.	694,254
21,704	Consolidated Water Co. Ltd. (Cayman Islands)	304,941
64,641	El Paso Electric Co.	4,027,134
41,856	MGE Energy, Inc.	2,678,784
16,820	Middlesex Water Co.	744,958
51,009	Northwest Natural Gas Co.	3,323,236
49,746	NRG Yield, Inc., Class A	919,306
88,744	NRG Yield, Inc., Class C	1,650,639
26,894	Ormat Technologies, Inc.	1,459,000
59,095	Otter Tail Corp.	2,860,198
107,361	Pattern Energy Group, Inc., Class A	1,993,694
17,448	SJW Corp.	1,128,537
64,909	TerraForm Power, Inc., Class A	664,019
25,440	Unitil Corp.	1,295,150
11,208	York Water Co. (The)	347,448

		32,632,039

	Total Common Stocks & Other Equity Interests (Cost $1,701,173,839)	2,049,101,124

	Money Market Fund - 0.0%
899,201	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $899,201)	899,201

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,702,073,040) - 100.0%	2,050,000,325

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.5%
131,754,830	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $131,754,830)	$131,754,830

	Total Investments in Securities (Cost $1,833,827,870) - 106.5%	2,181,755,155
	Other assets less liabilities - (6.5)%	(132,776,833)

	Net Assets - 100.0%	$2,048,978,322

Investment Abbreviations:

REIT - Real Estate Investment Trust

Rts. - Rights

Wts. - Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Large Cap

Growth ETF (PWB)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.8%
13,084	Amazon.com, Inc.(b)	$23,256,025
92,750	Dollar General Corp.	9,103,412
112,073	Home Depot, Inc. (The)	22,136,659
113,335	Las Vegas Sands Corp.	8,148,787
65,200	Marriott International, Inc., Class A	8,335,168
1,298,961	Sirius XM Holdings, Inc.(c)	9,118,706
107,689	Yum! Brands, Inc.	8,538,661

		88,637,418

	Consumer Staples - 4.3%
45,196	Costco Wholesale Corp.	9,884,817
59,715	Estee Lauder Cos., Inc. (The), Class A	8,057,942
139,168	Sysco Corp.	9,353,481

		27,296,240

	Energy - 8.9%
165,659	Chevron Corp.	20,917,762
134,084	Continental Resources, Inc.(b)	8,563,945
74,923	EOG Resources, Inc.	9,660,572
113,623	Marathon Petroleum Corp.	9,184,147
107,187	Occidental Petroleum Corp.	8,996,205

		57,322,631

	Financials - 5.5%
88,118	American Express Co.	8,769,503
51,672	Moody’s Corp.	8,842,113
44,983	S&P Global, Inc.	9,016,392
148,898	TD Ameritrade Holding Corp.	8,509,521

		35,137,529

	Health Care - 16.2%
335,532	Abbott Laboratories	21,990,767
28,356	Align Technology, Inc.(b)	10,113,167
77,082	Centene Corp.(b)	10,046,097
30,609	Humana, Inc.	9,616,736
33,191	Illumina, Inc.(b)	10,765,833
19,631	Intuitive Surgical, Inc.(b)	9,976,278
86,410	UnitedHealth Group, Inc.	21,880,740
106,061	Zoetis, Inc.	9,172,155

		103,561,773

	Industrials - 14.7%
58,419	Boeing Co. (The)	20,814,690
56,996	Caterpillar, Inc.	8,196,025
122,715	Emerson Electric Co.	8,869,840
27,545	Lockheed Martin Corp.	8,982,424
27,011	Northrop Grumman Corp.	8,116,535
42,019	Raytheon Co.	8,321,023
31,878	Roper Technologies, Inc.	9,623,968
143,990	Union Pacific Corp.	21,582,661

		94,507,166

	Information Technology - 35.2%
85,558	Adobe Systems, Inc.(b)	20,934,332
19,320	Alphabet, Inc., Class A(b)	23,709,890
112,803	Facebook, Inc., Class A(b)	19,467,542
45,447	Intuit, Inc.	9,282,095
109,292	Mastercard, Inc., Class A	21,639,816
213,346	Microsoft Corp.	22,631,744
84,683	NVIDIA Corp.	20,735,479
54,447	Red Hat, Inc.(b)	7,689,550
69,820	salesforce.com, Inc.(b)	9,575,813
189,383	Texas Instruments, Inc.	21,082,116
268,160	Twitter, Inc.(b)	8,546,259
159,027	Visa, Inc., Class A	21,745,352
65,725	VMware, Inc., Class A(b)	9,503,178

113,376	Worldpay, Inc., Class A(b)	$9,318,373

		225,861,539

	Materials - 1.4%
175,046	Southern Copper Corp. (Peru)	8,640,271

	Total Common Stocks (Cost $532,745,225)	640,964,567

	Money Market Fund - 0.0%
215,123	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $215,123)	215,123

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $532,960,348) - 100.0%	641,179,690

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
9,245,685	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $9,245,685)	9,245,685

	Total Investments in Securities (Cost $542,206,033) - 101.5%	650,425,375
	Other assets less liabilities - (1.5)%	(9,397,356)

	Net Assets - 100.0%	$641,028,019

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Large Cap Value

ETF (PWV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 6.6%
499,747	General Motors Co.	$18,945,409
270,445	Target Corp.	21,819,503
438,406	Walt Disney Co. (The)	49,785,385

		90,550,297

	Consumer Staples - 13.4%
1,057,793	Coca-Cola Co. (The)	49,324,888
606,831	Procter & Gamble Co. (The)	49,080,491
276,525	Tyson Foods, Inc., Class A	15,941,666
302,560	Walgreens Boots Alliance, Inc.	20,459,107
540,325	Walmart, Inc.	48,213,200

		183,019,352

	Energy - 7.6%
280,281	ConocoPhillips	20,227,880
557,689	Exxon Mobil Corp.	45,457,230
161,467	Phillips 66	19,915,340
157,411	Valero Energy Corp.	18,629,592

		104,230,042

	Financials - 29.9%
423,424	Aflac, Inc.	19,706,153
200,852	Allstate Corp. (The)	19,105,042
1,481,820	Bank of America Corp.	45,758,602
335,171	Bank of New York Mellon Corp. (The)	17,921,593
201,253	Capital One Financial Corp.	18,982,183
645,875	Citigroup, Inc.	46,431,954
249,420	Discover Financial Services	17,811,082
402,463	JPMorgan Chase & Co.	46,263,122
399,695	MetLife, Inc.	18,282,049
355,283	Morgan Stanley	17,963,108
129,193	PNC Financial Services Group, Inc. (The)	18,711,022
191,127	Prudential Financial, Inc.	19,286,626
277,123	SunTrust Banks, Inc.	19,972,255
534,408	Synchrony Financial	15,465,768
146,846	Travelers Cos., Inc. (The)	19,110,538
818,837	Wells Fargo & Co.	46,911,172

		407,682,269

	Health Care - 9.6%
107,807	Amgen, Inc.	21,189,466
83,190	Anthem, Inc.	21,047,070
364,117	Bristol-Myers Squibb Co.	21,391,874
133,204	McKesson Corp.	16,730,422
1,247,305	Pfizer, Inc.	49,804,889

		130,163,721

	Industrials - 4.2%
129,298	Cummins, Inc.	18,465,047
352,670	Delta Air Lines, Inc.	19,192,301
294,116	PACCAR, Inc.	19,329,304

		56,986,652

	Information Technology - 16.3%
1,027,443	Cisco Systems, Inc.	43,450,564
1,217,340	Hewlett Packard Enterprise Co.	18,795,730
875,240	HP, Inc.	20,200,539
817,640	Intel Corp.	39,328,484
133,165	International Business Machines Corp.	19,299,603
963,532	Oracle Corp.	45,941,206
203,409	TE Connectivity Ltd.	19,032,980
219,359	Western Digital Corp.	15,388,034

		221,437,140

	Materials - 4.1%
1,103,873	Freeport-McMoRan, Inc.	$18,213,904
351,378	International Paper Co.	18,879,540
163,950	LyondellBasell Industries NV, Class A	18,164,021

		55,257,465

	Telecommunication Services - 6.7%
1,365,642	AT&T, Inc.	43,659,575
920,345	Verizon Communications, Inc.	47,526,616

		91,186,191

	Utilities - 1.5%
473,361	Exelon Corp.	20,117,842

	Total Investments in Securities (Cost $1,277,134,618) - 99.9%	1,360,630,971
	Other assets less liabilities - 0.1%	713,662

	Net Assets - 100.0%	$1,361,344,633

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 2000 Equal Weight ETF (EQWS)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 11.1%
806	1-800-Flowers.com, Inc., Class A(b)	$11,687
235	Aaron’s, Inc.	10,178
403	Abercrombie & Fitch Co., Class A	9,547
415	Acushnet Holdings Corp.	10,031
211	Adtalem Global Education, Inc.(b)	11,510
655	AMC Entertainment Holdings, Inc., Class A	10,676
606	American Axle & Manufacturing Holdings, Inc.(b)	10,132
434	American Eagle Outfitters, Inc.	10,928
819	American Outdoor Brands Corp.(b)	7,756
236	American Public Education, Inc.(b)	10,408
162	America’s Car-Mart, Inc.(b)	10,368
141	Asbury Automotive Group, Inc.(b)	9,912
2,542	Ascena Retail Group, Inc.(b)	9,355
270	At Home Group, Inc.(b)	9,793
247	AV Homes, Inc.(b)	5,323
1,603	Barnes & Noble Education, Inc.(b)	9,009
1,735	Barnes & Noble, Inc.	10,583
382	Bassett Furniture Industries, Inc.	9,550
598	BBX Capital Corp., Class A	5,215
864	Beasley Broadcast Group, Inc., Class A	5,573
680	Beazer Homes USA, Inc.(b)	8,711
521	Bed Bath & Beyond, Inc.	9,758
857	Belmond Ltd., Class A (United Kingdom)(b)	9,641
1,140	Big 5 Sporting Goods Corp.	7,353
248	Big Lots, Inc.	10,771
52	Biglari Holdings, Inc., Class B(b)	9,850
181	BJ’s Restaurants, Inc.	11,448
474	Bloomin’ Brands, Inc.	9,167
460	Bluegreen Vacations Corp.(c)	11,827
732	Bojangles’, Inc.(b)	9,626
454	Boot Barn Holdings, Inc.(b)	10,619
450	Boston Omaha Corp., Class A(b)	8,982
285	Boyd Gaming Corp.	10,645
207	Brinker International, Inc.	9,764
389	Buckle, Inc. (The)(c)	9,355
304	Caleres, Inc.	10,181
510	Callaway Golf Co.	9,812
963	Cambium Learning Group, Inc.(b)	11,421
438	Camping World Holdings, Inc., Class A	9,710
107	Capella Education Co.	11,128
641	Career Education Corp.(b)	11,794
420	Carriage Services, Inc.	10,496
794	Carrols Restaurant Group, Inc.(b)	11,513
256	Carvana Co., Class A(b)	11,008
421	Cato Corp. (The), Class A	10,483
49	Cavco Industries, Inc.(b)	10,410
2,580	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	9,998
1,214	Century Casinos, Inc.(b)	9,894
306	Century Communities, Inc.(b)	9,333
188	Cheesecake Factory, Inc. (The)	10,534
358	Chegg, Inc.(b)	9,917
1,219	Chico’s FAS, Inc.	10,605
80	Children’s Place, Inc. (The)	9,832
35	Churchill Downs, Inc.	10,008
340	Chuy’s Holdings, Inc.(b)	10,761
369	Citi Trends, Inc.	10,483
1,385	Clarus Corp.(b)	12,465

2,196	Clear Channel Outdoor Holdings, Inc., Class A	$9,772
288	Conn’s, Inc.(b)	9,763
1,266	Container Store Group, Inc. (The)(b)	8,394
385	Cooper Tire & Rubber Co.	10,992
74	Cooper-Standard Holdings, Inc.(b)	9,975
3,191	Core-Mark Holding Co., Inc.	77,158
64	Cracker Barrel Old Country Store, Inc.	9,376
548	Crocs, Inc.(b)	9,924
878	Culp, Inc.	21,774
45	Daily Journal Corp.(b)	10,565
469	Dana, Inc.	10,013
188	Dave & Buster’s Entertainment, Inc.(b)	9,240
87	Deckers Outdoor Corp.(b)	9,816
816	Del Frisco’s Restaurant Group, Inc.(b)	6,977
782	Del Taco Restaurants, Inc.(b)	10,119
660	Denny’s Corp.(b)	9,603
116	Dillard’s, Inc., Class A	9,311
139	Dine Brands Global, Inc.	9,873
147	Dorman Products, Inc.(b)	10,978
1,479	Drive Shack, Inc.(b)	9,170
409	DSW, Inc., Class A	11,223
515	Duluth Holdings, Inc., Class B(b)	11,855
751	E.W. Scripps Co. (The), Class A	9,838
956	El Pollo Loco Holdings, Inc.(b)	11,090
241	Eldorado Resorts, Inc.(b)	10,327
503	Emerald Expositions Events, Inc.	9,708
512	Empire Resorts, Inc.(b)	7,091
1,385	Entercom Communications Corp., Class A	10,457
2,373	Entravision Communications Corp., Class A	11,509
770	Eros International PLC (India)(b)	10,357
735	Escalade, Inc.	9,849
423	Ethan Allen Interiors, Inc.	9,517
1,096	Express, Inc.(b)	10,554
397	Fiesta Restaurant Group, Inc.(b)	11,533
101	Five Below, Inc.(b)	9,813
268	Flexsteel Industries, Inc.	9,602
3,440	Fluent, Inc.(b)	8,084
358	Fossil Group, Inc.(b)	9,380
236	Fox Factory Holding Corp.(b)	11,729
1,675	Francesca’s Holdings Corp.(b)	13,634
887	Funko, Inc., Class A(b)	15,576
500	Gaia, Inc.(b)	9,100
803	GameStop Corp., Class A	11,571
997	Gannett Co., Inc.	10,538
259	Genesco, Inc.(b)	10,541
280	Gentherm, Inc.(b)	12,684
218	G-III Apparel Group Ltd.(b)	9,963
15,956	GNC Holdings, Inc., Class A(b)(c)	50,740
342	Golden Entertainment, Inc.(b)	10,646
1,659	GoPro, Inc., Class A(b)	9,689
846	Gray Television, Inc.(b)	13,071
846	Green Brick Partners, Inc.(b)	8,206
145	Group 1 Automotive, Inc.	10,149
2,775	Groupon, Inc., Class A(b)	12,987
476	Guess?, Inc.	10,786
1,092	Habit Restaurants, Inc. (The), Class A(b)	13,868
340	Hamilton Beach Brands Holding Co., Class A	8,636
480	Haverty Furniture Cos., Inc.	9,504
104	Helen of Troy Ltd.(b)	11,913
806	Hemisphere Media Group, Inc., Class A(b)	9,672
455	Hibbett Sports, Inc.(b)	10,442
218	Hooker Furniture Corp.	9,821
1,485	Houghton Mifflin Harcourt Co.(b)	9,430
5,376	Hovnanian Enterprises, Inc., Class A(b)	8,440
553	Hudson Ltd., Class A(b)	9,346
302	ILG, Inc.	10,368
469	IMAX Corp.(b)	10,365
372	Installed Building Products, Inc.(b)	20,311
238	International Speedway Corp., Class A	10,305

Schedule of Investments(a)

160	iRobot Corp.(b)	$12,680
901	J. Alexander’s Holdings, Inc.(b)	9,641
1,236	J. Jill, Inc.(b)	10,123
3,823	J.C. Penney Co., Inc.(b)(c)	9,366
121	Jack in the Box, Inc.	10,193
131	Johnson Outdoors, Inc., Class A	10,620
620	K12, Inc.(b)	10,143
394	KB Home	9,357
830	Kirkland’s, Inc.(b)	9,445
352	Lands’ End, Inc.(b)	8,536
697	Laureate Education, Inc., Class A(b)	10,323
314	La-Z-Boy, Inc.	9,577
113	LCI Industries	10,390
173	LGI Homes, Inc.(b)	8,942
226	Liberty Expedia Holdings, Inc., Class A(b)	10,886
476	Liberty Latin America Ltd., Class C (Chile)(b)	9,215
399	Liberty Media Corp.-Liberty Braves, Class C(b)	10,282
613	Liberty TripAdvisor Holdings, Inc., Series A(b)	10,206
882	Lifetime Brands, Inc.	10,716
798	Lindblad Expeditions Holdings, Inc.(b)	10,566
102	Lithia Motors, Inc., Class A	9,083
1,340	LiveXLive Media, Inc.(b)	6,405
334	Loral Space & Communications, Inc.(b)	13,193
420	Lumber Liquidators Holdings, Inc.(b)	8,123
368	M/I Homes, Inc.(b)	9,516
228	Malibu Boats, Inc., Class A(b)	8,571
321	Marcus Corp. (The)	12,375
625	Marine Products Corp.	11,612
436	MarineMax, Inc.(b)	8,175
86	Marriott Vacations Worldwide Corp.	10,243
336	MCBC Holdings, Inc.(b)	8,387
325	MDC Holdings, Inc.	9,438
2,173	MDC Partners, Inc., Class A(b)	11,082
314	Media General(b)(d)	18
202	Meredith Corp.	10,736
224	Meritage Homes Corp.(b)	9,666
599	Modine Manufacturing Co.(b)	10,453
235	Monarch Casino & Resort, Inc.(b)	11,202
175	Monro, Inc.	11,804
516	Motorcar Parts of America, Inc.(b)	11,146
212	Movado Group, Inc.	10,558
502	MSG Networks, Inc., Class A(b)	11,822
145	Murphy USA, Inc.(b)	11,490
114	Nathan’s Famous, Inc.	11,201
1,337	National CineMedia, Inc.	11,044
283	National Vision Holdings, Inc.(b)	11,507
635	Nautilus, Inc.(b)	9,049
1,011	New Home Co., Inc. (The)(b)	9,321
559	New Media Investment Group, Inc.	10,056
2,469	New York & Co., Inc.(b)	12,098
414	New York Times Co. (The), Class A	10,267
139	Nexstar Media Group, Inc., Class A	10,349
1,070	Noodles & Co., Class A(b)	11,182
283	Nutrisystem, Inc.	11,320
3,535	Office Depot, Inc.	8,873
136	Ollie’s Bargain Outlet Holdings, Inc.(b)	9,452
262	Overstock.com, Inc.(b)	9,340
121	Oxford Industries, Inc.	11,147
198	Papa John’s International, Inc.	8,308
681	Party City Holdco, Inc.(b)	10,726
319	Penn National Gaming, Inc.(b)	10,224
372	Perry Ellis International, Inc.(b)	10,431
1,490	PetMed Express, Inc.(c)	55,324
483	PICO Holdings, Inc.	5,844
3,673	Pier 1 Imports, Inc.	7,934
311	Pinnacle Entertainment, Inc.(b)	10,338
228	Planet Fitness, Inc., Class A(b)	10,835
518	PlayAGS, Inc.(b)	14,789
788	Potbelly Corp.(b)	9,771

338	RCI Hospitality Holdings, Inc.	$10,961
647	Reading International, Inc., Class A(b)	10,223
886	Red Lion Hotels Corp.(b)	11,075
195	Red Robin Gourmet Burgers, Inc.(b)	9,224
304	Red Rock Resorts, Inc., Class A	10,743
590	Regis Corp.(b)	10,301
834	Rent-A-Center, Inc.	12,377
67	RH(b)	9,103
361	Rocky Brands, Inc.	9,332
229	Roku, Inc., Class A(b)	10,401
381	Ruth’s Hospitality Group, Inc.	11,030
269	Saga Communications, Inc., Class A	10,182
675	Sally Beauty Holdings, Inc.(b)	11,131
229	Scholastic Corp.	9,563
181	Scientific Games Corp., Class A(b)	8,697
4,016	Sears Holdings Corp.(b)	7,389
501	SeaWorld Entertainment, Inc.(b)	10,671
158	Shake Shack, Inc., Class A(b)	9,848
2,576	Shiloh Industries, Inc.(b)	21,252
315	Shoe Carnival, Inc.	9,882
108	Shutterfly, Inc.(b)	8,884
186	Signet Jewelers Ltd.	10,740
313	Sinclair Broadcast Group, Inc., Class A	8,075
329	Skyline Champion Corp.	8,449
346	Sleep Number Corp.(b)	9,858
476	Sonic Automotive, Inc., Class A	9,687
308	Sonic Corp.	10,826
177	Sotheby’s(b)	9,400
603	Speedway Motorsports, Inc.	10,643
1,908	Sportsman’s Warehouse Holdings, Inc.(b)	9,712
218	Standard Motor Products, Inc.	10,625
191	Steven Madden Ltd.	10,324
327	Stoneridge, Inc.(b)	11,118
94	Strategic Education, Inc.	11,077
171	Sturm Ruger & Co., Inc.	9,268
468	Superior Group of Cos., Inc.	9,809
539	Superior Industries International, Inc.	9,891
394	Tailored Brands, Inc.	7,943
482	Taylor Morrison Home Corp., Class A(b)	9,413
907	TEGNA, Inc.	10,004
222	Tenneco, Inc.	10,234
159	Texas Roadhouse, Inc.	9,992
1,340	Tile Shop Holdings, Inc.	11,122
701	Tilly’s, Inc., Class A	10,866
135	TopBuild Corp.(b)	10,028
321	Tower International, Inc.	10,368
897	Town Sports International Holdings, Inc.(b)	9,688
603	TRI Pointe Group, Inc.(b)	8,545
602	tronc, Inc.(b)	9,415
234	Tupperware Brands Corp.	8,590
584	Turtle Beach Corp.(b)	15,879
715	Unifi, Inc.(b)	21,572
338	Universal Electronics, Inc.(b)	11,813
743	Vera Bradley, Inc.(b)	9,874
620	Vista Outdoor, Inc.(b)	10,069
1,454	Vuzix Corp.(b)	9,015
108	Weight Watchers International, Inc.(b)	9,669
294	Weyco Group, Inc.	10,246
1,106	WideOpenWest, Inc.(b)	12,033
414	William Lyon Homes, Class A(b)	9,038
195	Wingstop, Inc.	9,623
73	Winmark Corp.	10,746
254	Winnebago Industries, Inc.	10,135
285	Wolverine World Wide, Inc.	10,083
166	World Wrestling Entertainment, Inc., Class A	13,132
585	ZAGG, Inc.(b)	8,717
1,166	Zoe’s Kitchen, Inc.(b)(c)	11,369
401	Zumiez, Inc.(b)	9,083

		2,852,558

	Consumer Staples - 10.7%
29,477	22nd Century Group, Inc.(b)(c)	73,693

Schedule of Investments(a)

1,886	Andersons, Inc. (The)	$66,481
2,230	B&G Foods, Inc.(c)	70,022
227	Boston Beer Co., Inc. (The), Class A(b)	62,414
710	Calavo Growers, Inc.	65,675
1,260	Cal-Maine Foods, Inc.	56,700
250	Central Garden & Pet Co., Class A(b)	10,030
2,378	Chefs’ Warehouse, Inc. (The)(b)	64,087
497	Coca-Cola Bottling Co. Consolidated	72,125
3,319	Craft Brew Alliance, Inc.(b)	65,716
589	Darling Ingredients, Inc.(b)	11,833
6,729	Dean Foods Co.	66,079
1,370	Edgewell Personal Care Co.(b)	73,788
529	elf Beauty, Inc.(b)	7,639
2,178	Farmer Brothers Co.(b)	62,835
1,455	Fresh Del Monte Produce, Inc.	52,817
2,701	Freshpet, Inc.(b)	78,329
4,936	Hostess Brands, Inc.(b)	69,153
2,249	Ingles Markets, Inc., Class A	66,908
191	Inter Parfums, Inc.	11,498
430	J & J Snack Foods Corp.	62,333
920	John B. Sanfilippo & Son, Inc.	70,720
498	Lancaster Colony Corp.	72,225
1,624	Landec Corp.(b)	22,736
2,453	Limoneira Co.	66,869
408	Medifast, Inc.	70,045
687	MGP Ingredients, Inc.	56,382
644	National Beverage Corp.(b)	67,948
537	Oil-Dri Corp. of America	22,747
1,849	Performance Food Group Co.(b)	66,287
117	PriceSmart, Inc.	9,565
3,853	Primo Water Corp.(b)	67,620
546	Revlon, Inc., Class A(b)(c)	8,518
36,779	Rite Aid Corp.(b)	73,926
640	Sanderson Farms, Inc.	64,531
4,849	Simply Good Foods Co. (The)(b)	80,881
2,549	SpartanNash Co.	61,074
3,384	SUPERVALU, Inc.(b)	109,371
2,253	Tootsie Roll Industries, Inc.(c)	67,365
2,116	Turning Point Brands, Inc.	70,801
1,588	United Natural Foods, Inc.(b)	51,134
1,011	Universal Corp.	69,860
557	USANA Health Sciences, Inc.(b)	73,663
3,249	Vector Group Ltd.	59,944
2,235	Village Super Market, Inc., Class A	60,189
439	WD-40 Co.	70,306
1,203	Weis Markets, Inc.	61,509

		2,746,371

	Energy - 11.1%
10,202	Abraxas Petroleum Corp.(b)	26,525
579	Adams Resources & Energy, Inc.	23,160
3,538	Alta Mesa Resources, Inc.(b)	21,369
4,254	Amyris, Inc.(b)	29,225
9,806	Approach Resources, Inc.(b)(c)	22,554
304	Arch Coal, Inc., Class A	25,715
2,229	Archrock, Inc.	30,426
1,507	Ardmore Shipping Corp. (Ireland)	10,172
1,980	Basic Energy Services, Inc.(b)	22,334
754	Bonanza Creek Energy, Inc.(b)	28,049
869	Bristow Group, Inc.	12,149
1,080	C&J Energy Services, Inc.(b)	25,121
789	Cactus, Inc., Class A(b)	25,816
673	California Resources Corp.(b)	24,504
2,478	Callon Petroleum Co.(b)	26,663
2,991	CARBO Ceramics, Inc.(b)	27,906
918	Carrizo Oil & Gas, Inc.(b)	25,869
8,754	Clean Energy Fuels Corp.(b)	24,949
6,801	Cloud Peak Energy, Inc.(b)	17,751
575	CONSOL Energy, Inc.(b)	23,937
1,161	Covia Holdings Corp.(b)	20,933
654	CVR Energy, Inc.(c)	25,696
3,227	Dawson Geophysical Co.(b)	25,203
487	Delek US Holdings, Inc.	25,967

6,232	Denbury Resources, Inc.(b)	$28,106
2,659	DHT Holdings, Inc.	11,301
1,341	Diamond Offshore Drilling, Inc.(b)	25,747
1,334	Dorian LPG Ltd.(b)	11,339
521	Dril-Quip, Inc.(b)	26,858
3,123	Earthstone Energy, Inc., Class A(b)	30,418
15,241	Eclipse Resources Corp.(b)	24,538
11,302	Energy Fuels, Inc.(b)	33,341
3,382	Energy XXI Gulf Coast, Inc.(b)	30,269
9,234	EP Energy Corp., Class A(b)	19,853
1,958	Era Group, Inc.(b)	27,667
2,569	Evolution Petroleum Corp.	27,617
927	Exterran Corp.(b)	25,696
2,100	Forum Energy Technologies, Inc.(b)	27,615
3,252	Frank’s International NV	27,414
1,996	Frontline Ltd. (Norway)	10,200
1,607	FTS International, Inc.(b)	19,284
637	GasLog Ltd. (Monaco)	10,733
906	Golar LNG Ltd. (Bermuda)	23,565
2,069	Goodrich Petroleum Corp.(b)	26,090
1,216	Green Plains, Inc.	20,186
321	Gulfmark Offshore, Inc.(b)	12,098
2,285	Gulfport Energy Corp.(b)	26,300
6,067	Halcon Resources Corp.(b)	23,722
3,355	Hallador Energy Co.	23,519
3,410	Helix Energy Solutions Group, Inc.(b)	34,134
4,094	HighPoint Resources Corp.(b)	26,775
6,554	Independence Contract Drilling, Inc.(b)	26,413
564	International Seaways, Inc.(b)	12,278
1,063	ION Geophysical Corp.(b)	27,213
2,202	Jagged Peak Energy, Inc.(b)	31,489
1,852	Keane Group, Inc.(b)	26,132
1,603	Key Energy Services, Inc.(b)	26,866
2,959	Laredo Petroleum, Inc.(b)	27,578
1,391	Liberty Oilfield Services, Inc., Class A	27,264
5,080	Lilis Energy, Inc.(b)	23,825
666	Mammoth Energy Services, Inc.	24,788
957	Matador Resources Co.(b)	32,059
1,311	Matrix Service Co.(b)	26,154
1,212	McDermott International, Inc.(b)	21,828
2,060	Midstates Petroleum Co., Inc.(b)	27,007
319	NACCO Industries, Inc., Class A	10,527
1,145	Natural Gas Services Group, Inc.(b)	25,304
1,914	NCS Multistage Holdings, Inc.(b)	30,356
2,456	Newpark Resources, Inc.(b)	27,139
834	Nine Energy Service, Inc.(b)	24,361
4,642	Noble Corp. PLC(b)	27,109
4,850	Nordic American Tankers Ltd.	10,912
8,908	Northern Oil and Gas, Inc.(b)	33,138
2,003	Oasis Petroleum, Inc.(b)	24,477
886	Ocean Rig UDW, Inc. (Cyprus)(b)	24,843
1,063	Oceaneering International, Inc.	29,084
771	Oil States International, Inc.(b)	26,908
2,966	Overseas Shipholding Group, Inc., Class A(b)	10,678
1,339	Panhandle Oil and Gas, Inc., Class A	27,316
1,409	Par Pacific Holdings, Inc.(b)	24,672
428	PDC Energy, Inc.(b)	26,955
533	Peabody Energy Corp.	22,647
320	Penn Virginia Corp.(b)	27,046
1,000	PHI, Inc.(b)	8,310
4,961	Pioneer Energy Services Corp.(b)	16,371
5,249	Profire Energy, Inc.(b)	18,267
1,731	ProPetro Holding Corp.(b)	28,458
1,475	Renewable Energy Group, Inc.(b)	25,149
819	Resolute Energy Corp.(b)(c)	25,176
338	REX American Resources Corp.(b)	26,026
2,040	RigNet, Inc.(b)	25,092
2,014	Ring Energy, Inc.(b)	24,893
1,644	Rowan Cos. PLC, Class A(b)	23,805
6,156	Sanchez Energy Corp.(b)	27,394
1,647	SandRidge Energy, Inc.(b)	26,879

Schedule of Investments(a)

3,924	Scorpio Tankers, Inc. (Monaco)	$8,437
209	SEACOR Holdings, Inc.(b)	11,029
1,127	SEACOR Marine Holdings, Inc.(b)	28,513
1,816	Select Energy Services, Inc., Class A(b)	27,748
1,012	SemGroup Corp., Class A	25,452
753	Ship Finance International Ltd. (Norway)	10,956
958	SilverBow Resources, Inc.(b)	29,190
4,400	Smart Sand, Inc.(b)(c)	25,520
1,577	Solaris Oilfield Infrastructure, Inc., Class A(b)	24,743
4,865	Southwestern Energy Co.(b)	25,006
2,347	SRC Energy, Inc.(b)	26,568
2,582	Superior Energy Services, Inc.(b)	25,407
761	Talos Energy, Inc.(b)	28,264
1,436	Teekay Corp. (Bermuda)(c)	10,009
10,561	Teekay Tankers Ltd., Class A (Bermuda)	10,017
2,210	Tellurian, Inc.(b)	17,260
5,843	TETRA Technologies, Inc.(b)	25,183
386	Tidewater, Inc.(b)	13,251
12,778	Ultra Petroleum Corp.(b)	22,617
1,107	Unit Corp.(b)	27,564
14,145	Uranium Energy Corp.(b)	23,339
812	US Silica Holdings, Inc.	21,892
3,661	W&T Offshore, Inc.(b)	25,407
992	WildHorse Resource Development Corp.(b)	21,755
1,132	World Fuel Services Corp.	31,504
7,906	Zion Oil & Gas, Inc.(b)	24,430

		2,847,625

	Financials - 8.6%
242	1st Constitution Bancorp	5,384
96	1st Source Corp.	5,430
183	Access National Corp.	5,084
171	ACNB Corp.	5,865
279	AG Mortgage Investment Trust, Inc. REIT	5,449
123	Allegiance Bancshares, Inc.(b)	5,529
260	Ambac Financial Group, Inc.(b)	5,309
148	American Equity Investment Life Holding Co.	5,288
129	American National Bankshares, Inc.	5,199
94	Ameris Bancorp	4,380
88	AMERISAFE, Inc.	5,526
173	Ames National Corp.	5,441
364	AmTrust Financial Services, Inc.	5,271
1,046	Anworth Mortgage Asset Corp. REIT	5,272
283	Apollo Commercial Real Estate Finance, Inc. REIT	5,402
531	Arbor Realty Trust, Inc. REIT	6,037
383	Ares Commercial Real Estate Corp. REIT	5,408
86	Argo Group International Holdings Ltd.	5,379
441	Arlington Asset Investment Corp., Class A	4,639
232	ARMOUR Residential REIT, Inc. REIT	5,515
147	Arrow Financial Corp.	5,689
165	Artisan Partners Asset Management, Inc., Class A	5,684
72	Ashford, Inc.(b)	6,101
136	Associated Capital Group, Inc., Class A	5,066
254	Atlantic Capital Bancshares, Inc.(b)	4,534
105	Auburn National Bancorporation, Inc.	5,091
255	B. Riley Financial, Inc.	5,584
218	Baldwin & Lyons, Inc., Class B	5,090
269	Banc of California, Inc.	5,380
86	BancFirst Corp.	5,341
207	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	4,920
472	Bancorp, Inc. (The)(b)	4,583
156	BancorpSouth Bank	5,132
447	Bank of Commerce Holdings	5,587
68	Bank of Marin Bancorp	6,042
110	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,441
163	Bank of Princeton (The)(b)	5,527
294	BankFinancial Corp.	4,922

169	Bankwell Financial Group, Inc.	$5,492
88	Banner Corp.	5,541
178	Bar Harbor Bankshares	5,157
220	Baycom Corp.(b)	5,337
364	BCB Bancorp, Inc.	5,424
322	Beneficial Bancorp, Inc.	5,232
127	Berkshire Hills Bancorp, Inc.	5,156
164	Blackstone Mortgage Trust, Inc., Class A REIT	5,435
251	Blue Hills Bancorp, Inc.	5,497
125	BofI Holding, Inc.(b)	4,877
314	Boston Private Financial Holdings, Inc.	4,522
147	Bridge Bancorp, Inc.	5,263
413	Bridgewater Bancshares, Inc.(b)	5,266
328	BrightSphere Investment Group PLC	4,674
280	Brookline Bancorp, Inc.	5,096
112	Bryn Mawr Bank Corp.	5,471
159	BSB Bancorp, Inc.(b)	5,358
212	Business First Bancshares, Inc.	5,480
244	Byline Bancorp, Inc.(b)	5,500
90	C&F Financial Corp.	5,625
178	Cadence BanCorp, Class A	4,847
61	Cambridge Bancorp	5,487
116	Camden National Corp.	5,348
260	Cannae Holdings, Inc.(b)	4,745
222	Capital City Bank Group, Inc.	5,377
403	Capitol Federal Financial, Inc.	5,267
269	Capstar Financial Holdings, Inc.	4,815
586	Capstead Mortgage Corp. REIT	4,905
127	Carolina Financial Corp.	5,302
125	Cathay General Bancorp	5,199
149	CB Financial Services, Inc.	4,887
164	CBTX, Inc.	6,130
175	CenterState Bank Corp.	4,856
182	Central Pacific Financial Corp.	5,016
248	Central Valley Community Bancorp	5,330
70	Century Bancorp, Inc., Class A	5,414
218	Charter Financial Corp.	4,925
91	Chemical Financial Corp.	5,169
106	Chemung Financial Corp.	4,766
290	Cherry Hill Mortgage Investment Corp. REIT	5,342
206	Citizens & Northern Corp.	5,578
667	Citizens, Inc.(b)	5,276
70	City Holding Co.	5,634
220	Civista Bancshares, Inc.	5,441
173	CNB Financial Corp.	5,365
266	CNO Financial Group, Inc.	5,413
242	CoBiz Financial, Inc.	5,300
175	Codorus Valley Bancorp, Inc.	5,465
127	Cohen & Steers, Inc.	5,320
277	Colony Credit Real Estate, Inc. REIT	5,889
123	Columbia Banking System, Inc.	5,034
305	Columbia Financial, Inc.(b)	5,121
88	Community Bank System, Inc.	5,566
562	Community Bankers Trust Corp.(b)	5,339
145	Community Financial Corp. (The)	5,042
106	Community Trust Bancorp, Inc.	5,175
205	ConnectOne Bancorp, Inc.	5,084
200	County Bancorp, Inc.	5,288
347	Cowen, Inc., Class A(b)	5,448
634	Crawford & Co., Class B	5,402
231	Curo Group Holdings Corp.(b)	6,013
176	Customers Bancorp, Inc.(b)	4,483
227	CVB Financial Corp.	5,430
27	Diamond Hill Investment Group, Inc.	5,177
268	Dime Community Bancshares, Inc.	4,610
370	Donegal Group, Inc., Class A	5,406
312	Donnelley Financial Solutions, Inc.(b)	6,490
820	Dynex Capital, Inc. REIT	5,453
86	Eagle Bancorp, Inc.(b)	4,648
232	eHealth, Inc.(b)	5,508

Schedule of Investments(a)

658	Elevate Credit, Inc.(b)	$6,133
198	EMC Insurance Group, Inc.	5,300
132	Employers Holdings, Inc.	6,131
138	Encore Capital Group, Inc.(b)	4,982
150	Enova International, Inc.(b)	4,650
25	Enstar Group Ltd. (Bermuda)(b)	5,405
188	Entegra Financial Corp.(b)	5,480
131	Enterprise Bancorp, Inc.	4,977
97	Enterprise Financial Services Corp.	5,456
129	Equity Bancshares, Inc., Class A(b)	5,224
198	Esquire Financial Holdings, Inc.(b)	5,057
337	ESSA Bancorp, Inc.	5,291
143	Essent Group Ltd.(b)	5,491
115	Evans Bancorp, Inc.	5,388
537	Exantas Capital Corp. REIT	5,633
412	EZCORP, Inc., Class A(b)	4,717
129	Farmers & Merchants Bancorp, Inc.	6,017
100	Farmers Capital Bank Corp.	5,630
335	Farmers National Banc Corp.	5,352
129	FB Financial Corp.	5,490
65	FBL Financial Group, Inc., Class A	5,310
88	FCB Financial Holdings, Inc., Class A(b)	4,488
59	Federal Agricultural Mortgage Corp., Class C	5,563
224	Federated Investors, Inc., Class B	5,421
243	FedNat Holding Co.	5,662
609	FGL Holdings(b)	5,493
91	Fidelity D&D Bancorp, Inc.	5,728
209	Fidelity Southern Corp.	5,001
161	Financial Institutions, Inc.	5,104
186	First Bancorp, Inc./ME	5,673
684	First BanCorp/Puerto Rico(b)	5,622
128	First Bancorp/Southern Pines NC	5,302
154	First Bancshares, Inc. (The)	5,937
410	First Bank/Hamilton NJ	5,801
164	First Busey Corp.	5,202
204	First Business Financial Services, Inc.	4,847
169	First Choice Bancorp	4,850
333	First Commonwealth Financial Corp.	5,618
159	First Community Bancshares, Inc.	5,172
217	First Community Corp.	5,371
207	First Connecticut Bancorp, Inc.	6,438
170	First Defiance Financial Corp.	5,467
163	First Financial Bancorp	4,947
100	First Financial Bankshares, Inc.	5,660
121	First Financial Corp.	6,219
268	First Financial Northwest, Inc.	4,733
263	First Foundation, Inc.(b)	4,134
193	First Guaranty Bancshares, Inc.	5,095
152	First Internet Bancorp	4,834
123	First Interstate BancSystem, Inc., Class A	5,307
113	First Merchants Corp.	5,334
135	First Mid-Illinois Bancshares, Inc.	5,442
201	First Midwest Bancorp, Inc.	5,361
327	First Northwest Bancorp(b)	5,291
207	First of Long Island Corp. (The)	4,513
74	First Savings Financial Group, Inc.	5,124
221	First United Corp.	4,133
58	FirstCash, Inc.	4,710
149	Flagstar Bancorp, Inc.(b)	5,073
201	Flushing Financial Corp.	5,041
140	Franklin Financial Network, Inc.(b)	5,481
89	FS Bancorp, Inc.	5,462
312	Fulton Financial Corp.	5,413
646	GAIN Capital Holdings, Inc.	4,399
205	GAMCO Investors, Inc., Class A	5,020
1,128	Genworth Financial, Inc., Class A(b)	5,189
143	German American Bancorp, Inc.	5,240
134	Glacier Bancorp, Inc.	5,722
135	Global Indemnity Ltd., Class A (Cayman Islands)	5,501
221	Goosehead Insurance, Inc., Class A(b)	6,005

286	Granite Point Mortgage Trust, Inc. REIT	$5,434
412	Great Ajax Corp. REIT	5,508
92	Great Southern Bancorp, Inc.	5,433
120	Great Western Bancorp, Inc.	5,022
228	Green Bancorp, Inc.	5,540
68	Green Dot Corp., Class A(b)	5,394
183	Greene County Bancorp, Inc.	6,204
192	Greenhill & Co., Inc.	6,278
360	Greenlight Capital Re Ltd., Class A(b)	5,256
164	Guaranty Bancorp	4,928
165	Guaranty Bancshares, Inc.	5,174
529	Hallmark Financial Services, Inc.(b)	5,586
113	Hamilton Lane, Inc., Class A	5,534
105	Hancock Whitney Corp.	5,276
179	Hanmi Financial Corp.	4,484
284	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,564
287	HarborOne Bancorp, Inc.(b)	5,266
122	HCI Group, Inc.	5,220
155	Health Insurance Innovations, Inc., Class A(b)	5,154
95	Heartland Financial USA, Inc.	5,581
305	Heritage Commerce Corp.	4,645
160	Heritage Financial Corp.	5,608
323	Heritage Insurance Holdings, Inc.	5,546
232	Hilltop Holdings, Inc.	4,826
25	Hingham Institution for Savings	5,527
118	Home Bancorp, Inc.	5,380
234	Home BancShares, Inc.	5,426
185	HomeStreet, Inc.(b)	5,476
194	HomeTrust Bancshares, Inc.(b)	5,645
292	Hope Bancorp, Inc.	4,900
119	Horace Mann Educators Corp.	5,200
251	Horizon Bancorp, Inc.	5,274
105	Houlihan Lokey, Inc., Class A	5,162
295	Howard Bancorp, Inc.(b)	4,749
66	IBERIABANK Corp.	5,485
532	Impac Mortgage Holdings, Inc.(b)	4,692
148	Independence Holding Co.	5,143
65	Independent Bank Corp./MA	5,746
205	Independent Bank Corp./MI	5,022
74	Independent Bank Group, Inc.	4,965
122	International Bancshares Corp.	5,423
102	INTL. FCStone, Inc.(b)	5,466
329	Invesco Mortgage Capital, Inc. REIT(e)	5,458
188	Investar Holding Corp.	5,038
246	Investment Technology Group, Inc.	5,449
397	Investors Bancorp, Inc.	4,970
28	Investors Title Co.	5,359
133	James River Group Holdings Ltd.	5,505
380	Kearny Financial Corp.	5,453
113	Kemper Corp.	9,017
310	Kingstone Cos., Inc.	5,068
100	Kinsale Capital Group, Inc.	5,922
261	KKR Real Estate Finance Trust, Inc.	5,408
338	Ladder Capital Corp., Class A REIT	5,405
1,468	Ladenburg Thalmann Financial Services, Inc.	4,977
261	Lakeland Bancorp, Inc.	5,063
108	Lakeland Financial Corp.	5,237
270	LCNB Corp.	5,022
125	LegacyTexas Financial Group, Inc.	5,479
1,391	LendingClub Corp.(b)	5,731
21	LendingTree, Inc.(b)	5,015
192	Level One Bancorp, Inc.	5,280
179	Live Oak Bancshares, Inc.	5,093
423	Luther Burbank Corp.	4,602
436	Macatawa Bank Corp.	5,350
611	Maiden Holdings Ltd.	5,316
205	Malvern Bancorp, Inc.(b)	5,074
380	Marlin Business Services Corp.	11,704
107	MB Financial, Inc.	5,184

Schedule of Investments(a)

518	MBIA, Inc.(b)	$5,309
518	MBT Financial Corp.	5,905
145	Mercantile Bank Corp.	5,150
191	Merchants Bancorp	4,681
272	Meridian Bancorp, Inc.	4,978
49	Meta Financial Group, Inc.	4,383
101	Metropolitan Bank Holding Corp.(b)	4,963
484	MGIC Investment Corp.(b)	6,040
152	Mid Penn Bancorp, Inc.	4,986
99	Middlefield Banc Corp.	5,019
156	Midland States Bancorp, Inc.	5,254
391	MidSouth Bancorp, Inc.	5,533
160	MidWestOne Financial Group, Inc.	5,146
82	Moelis & Co., Class A	5,215
267	MTGE Investment Corp. REIT	5,353
140	MutualFirst Financial, Inc.	5,376
281	MVB Financial Corp.	4,636
135	National Bank Holdings Corp., Class A	5,343
115	National Bankshares, Inc.	5,434
115	National Commerce Corp.(b)	5,014
194	National General Holdings Corp.	5,351
17	National Western Life Group, Inc., Class A	5,508
298	Nationstar Mortgage Holdings, Inc.(b)	5,444
90	Navigators Group, Inc. (The)	5,432
136	NBT Bancorp, Inc.	5,473
88	Nelnet, Inc., Class A	5,173
863	New York Mortgage Trust, Inc. REIT	5,359
321	NI Holdings, Inc.(b)	5,367
94	Nicolet Bankshares, Inc.(b)	5,203
305	NMI Holdings, Inc., Class A(b)	6,375
239	Northeast Bancorp	5,127
325	Northfield Bancorp, Inc.	5,415
136	Northrim Bancorp, Inc.	5,481
301	Northwest Bancshares, Inc.	5,424
163	Norwood Financial Corp.	6,129
244	Oak Valley Bancorp	5,351
177	OceanFirst Financial Corp.	5,163
185	Oconee Federal Financial Corp.	5,034
1,242	Ocwen Financial Corp.(b)	4,943
374	OFG Bancorp	6,227
105	Ohio Valley Banc Corp.	5,135
155	Old Line Bancshares, Inc.	5,313
287	Old National Bancorp	5,582
352	Old Second Bancorp, Inc.	5,456
738	On Deck Capital, Inc.(b)	5,048
430	OP Bancorp(b)	5,431
187	Oppenheimer Holdings, Inc., Class A	5,526
181	Opus Bank	5,122
716	Orchid Island Capital, Inc. REIT	5,821
130	Origin Bancorp, Inc.	5,281
322	Oritani Financial Corp.	5,152
204	Orrstown Financial Services, Inc.	5,365
542	Pacific Mercantile Bancorp(b)	5,312
131	Pacific Premier Bancorp, Inc.(b)	4,847
46	Park National Corp.	5,038
235	Parke Bancorp, Inc.	5,546
268	PCSB Financial Corp.	5,274
334	PDL Community Bancorp(b)	5,063
155	Peapack-Gladstone Financial Corp.	5,096
121	Penns Woods Bancorp, Inc.	5,518
260	PennyMac Financial Services, Inc., Class A(b)	4,979
284	PennyMac Mortgage Investment Trust REIT	5,478
164	Peoples Bancorp of North Carolina, Inc.	5,148
139	Peoples Bancorp, Inc.	5,035
106	Peoples Financial Services Corp.	4,887
145	People’s Utah Bancorp	5,271
1,041	PHH Corp.(b)	11,316
66	Piper Jaffray Cos.	5,105
92	PJT Partners, Inc., Class A	5,539
129	PRA Group, Inc.(b)	5,057

81	Preferred Bank	$5,041
281	Premier Financial Bancorp, Inc.	5,342
53	Primerica, Inc.	6,084
140	ProAssurance Corp.	5,782
213	Provident Bancorp, Inc.(b)	5,847
189	Provident Financial Services, Inc.	4,827
280	Prudential Bancorp, Inc.	5,306
536	Pzena Investment Management, Inc., Class A	5,226
111	QCR Holdings, Inc.	4,823
318	Radian Group, Inc.	6,090
163	RBB Bancorp	4,918
322	Redwood Trust, Inc. REIT	5,413
147	Regional Management Corp.(b)	4,876
193	Reliant Bancorp, Inc.	5,348
112	Renasant Corp.	5,004
119	Republic Bancorp, Inc., Class A	5,697
640	Republic First Bancorp, Inc.(b)	5,056
618	Riverview Bancorp, Inc.	5,624
77	RLI Corp.	5,757
120	S&T Bancorp, Inc.	5,371
407	Safeguard Scientifics, Inc.(b)	4,640
61	Safety Insurance Group, Inc.	5,588
126	Sandy Spring Bancorp, Inc.	4,928
177	SB One Bancorp	5,071
163	Seacoast Banking Corp. of Florida(b)	4,778
403	Select Bancorp, Inc.(b)	5,243
92	Selective Insurance Group, Inc.	5,502
123	ServisFirst Bancshares, Inc.	5,197
276	Shore Bancshares, Inc.	5,332
360	SI Financial Group, Inc.	5,022
624	Siebert Financial Corp.(b)	9,304
184	Sierra Bancorp	5,435
322	Silvercrest Asset Management Group, Inc., Class A	5,619
168	Simmons First National Corp., Class A	5,006
206	SmartFinancial, Inc.(b)	5,294
60	South State Corp.	5,022
115	Southern First Bancshares, Inc.(b)	5,054
141	Southern Missouri Bancorp, Inc.	5,589
310	Southern National Bancorp of Virginia, Inc.	5,437
154	Southside Bancshares, Inc.	5,281
259	Spirit of Texas Bancshares, Inc.(b)	5,667
166	State Auto Financial Corp.	5,368
155	State Bank Financial Corp.	4,875
394	Sterling Bancorp, Inc./MI	5,051
121	Stewart Information Services Corp.	5,498
89	Stifel Financial Corp.	4,907
133	Stock Yards Bancorp, Inc.	5,074
200	Summit Financial Group, Inc.	5,120
335	Sutherland Asset Management Corp. REIT	5,595
172	Territorial Bancorp, Inc.	5,246
378	Third Point Reinsurance Ltd. (Bermuda)(b)	4,763
154	Timberland Bancorp, Inc.	5,578
824	Tiptree, Inc.	5,603
61	Tompkins Financial Corp.	5,226
164	Towne Bank	5,297
255	TPG RE Finance Trust, Inc. REIT	5,258
276	TriCo Bancshares	10,714
204	TriState Capital Holdings, Inc.(b)	5,998
129	Triumph Bancorp, Inc.(b)	4,947
138	Trupanion, Inc.(b)	5,741
604	TrustCo Bank Corp. NY	5,496
163	Trustmark Corp.	5,736
68	UMB Financial Corp.	4,889
131	Union Bankshares Corp.	5,307
100	Union Bankshares, Inc.	5,285
145	United Bankshares, Inc.	5,358
160	United Community Banks, Inc.	4,805
490	United Community Financial Corp.	5,121
309	United Financial Bancorp, Inc.	5,411
98	United Fire Group, Inc.	5,908

Schedule of Investments(a)

255	United Insurance Holdings Corp.	$5,294
483	United Security Bancshares	5,192
239	Unity Bancorp, Inc.	5,832
150	Universal Insurance Holdings, Inc.	6,660
189	Univest Corp. of Pennsylvania	5,160
420	Valley National Bancorp	4,893
256	Value Line, Inc.	5,839
166	Veritex Holdings, Inc.(b)	5,116
41	Virtus Investment Partners, Inc.	5,463
274	Waddell & Reed Financial, Inc., Class A	5,675
91	Walker & Dunlop, Inc.	5,393
162	Washington Federal, Inc.	5,435
87	Washington Trust Bancorp, Inc.	5,085
300	Waterstone Financial, Inc.	5,100
114	WesBanco, Inc.	5,571
209	West Bancorporation, Inc.	5,183
90	Westamerica Bancorporation	5,402
494	Western Asset Mortgage Capital Corp. REIT	5,469
497	Western New England Bancorp, Inc.	5,392
90	Westwood Holdings Group, Inc.	5,253
492	WisdomTree Investments, Inc.	4,300
3,966	WMIH Corp.(b)	5,394
46	World Acceptance Corp.(b)	4,596
98	WSFS Financial Corp.	5,557

		2,203,335

	Health Care - 11.4%
782	AAC Holdings, Inc.(b)	8,125
92	Abaxis, Inc.	7,636
485	Abeona Therapeutics, Inc.(b)	7,008
502	ACADIA Pharmaceuticals, Inc.(b)	7,575
335	Accelerate Diagnostics, Inc.(b)	7,353
213	Acceleron Pharma, Inc.(b)	9,278
1,640	Accuray, Inc.(b)(c)	6,314
636	Achaogen, Inc.(b)(c)	4,528
2,577	Achillion Pharmaceuticals, Inc.(b)	6,649
390	Aclaris Therapeutics, Inc.(b)	6,685
245	Acorda Therapeutics, Inc.(b)	6,113
281	Adamas Pharmaceuticals, Inc.(b)	6,682
136	Addus HomeCare Corp.(b)	8,996
1,579	ADMA Biologics, Inc.(b)	10,295
1,001	Aduro Biotech, Inc.(b)	5,856
1,388	Adverum Biotechnologies, Inc.(b)	6,524
741	Aeglea BioTherapeutics, Inc.(b)	6,232
120	Aerie Pharmaceuticals, Inc.(b)	8,106
2,752	Agenus, Inc.(b)	5,036
259	Aimmune Therapeutics, Inc.(b)	7,490
316	Akcea Therapeutics, Inc.(b)	9,992
692	Akebia Therapeutics, Inc.(b)	7,128
512	Akorn, Inc.(b)	9,482
238	Albireo Pharma, Inc.(b)	7,509
466	Alder Biopharmaceuticals, Inc.(b)	8,831
891	Aldeyra Therapeutics, Inc.(b)	6,192
570	Allena Pharmaceuticals, Inc.(b)	6,105
620	Allscripts Healthcare Solutions, Inc.(b)	7,589
311	AMAG Pharmaceuticals, Inc.(b)	6,858
92	Amedisys, Inc.(b)	8,614
471	American Renal Associates Holdings, Inc.(b)	7,578
470	Amicus Therapeutics, Inc.(b)	6,838
133	AMN Healthcare Services, Inc.(b)	8,046
391	Amneal Pharmaceuticals, Inc.(b)	7,495
454	Amphastar Pharmaceuticals, Inc.(b)	7,922
4,281	Ampio Pharmaceuticals, Inc.(b)(c)	12,715
103	AnaptysBio, Inc.(b)	8,067
354	AngioDynamics, Inc.(b)	7,484
116	ANI Pharmaceuticals, Inc.(b)	7,766
172	Anika Therapeutics, Inc.(b)	6,885
2,648	Antares Pharma, Inc.(b)	7,070
349	Apellis Pharmaceuticals, Inc.(b)	6,422
475	Apollo Medical Holdings, Inc.(b)	11,485
1,557	Aratana Therapeutics, Inc.(b)	7,061

1,284	Arbutus Biopharma Corp. (Canada)(b)	$14,252
480	Arcus Biosciences, Inc.(b)	5,616
1,903	Ardelyx, Inc.(b)	7,707
155	Arena Pharmaceuticals, Inc.(b)	5,981
1,451	ArQule, Inc.(b)	7,226
428	Array BioPharma, Inc.(b)	6,587
661	Arrowhead Pharmaceuticals, Inc.(b)(c)	9,631
469	Arsanis, Inc.(b)	1,182
167	Assembly Biosciences, Inc.(b)	7,386
169	Atara Biotherapeutics, Inc.(b)	6,346
430	Athenex, Inc.(b)	8,286
3,307	Athersys, Inc.(b)	6,614
308	AtriCure, Inc.(b)	8,824
13	Atrion Corp.	8,944
198	Audentes Therapeutics, Inc.(b)	7,455
127	Avanos Medical, Inc.(b)	7,010
3,503	AVEO Pharmaceuticals, Inc.(b)	7,461
2,100	Avid Bioservices, Inc.(b)	11,697
154	AxoGen, Inc.(b)	6,918
786	Bellicum Pharmaceuticals, Inc.(b)	4,999
1,359	BioCryst Pharmaceuticals, Inc.(b)	8,018
194	Biohaven Pharmaceutical Holding Co., Ltd.(b)	6,697
2,875	BioScrip, Inc.(b)	7,619
187	BioSpecifics Technologies Corp.(b)	8,508
172	BioTelemetry, Inc.(b)	9,030
3,365	BioTime, Inc.(b)(c)	8,749
103	Blueprint Medicines Corp.(b)	6,133
827	Brookdale Senior Living, Inc.(b)	7,931
1,482	Calithera Biosciences, Inc.(b)	6,595
395	Calyxt, Inc.(b)	6,936
164	Cambrex Corp.(b)	10,250
684	Capital Senior Living Corp.(b)	6,833
460	Cara Therapeutics, Inc.(b)	8,248
240	Cardiovascular Systems, Inc.(b)	9,103
509	CareDx, Inc.(b)	6,851
1,369	CASI Pharmaceuticals, Inc.(b)	9,994
2,002	Castlight Health, Inc., Class B(b)	6,607
299	Catalyst Biosciences, Inc.(b)	2,954
2,234	Catalyst Pharmaceuticals, Inc.(b)	6,456
389	Celcuity, Inc.(b)	9,562
448	Cellular Biomedicine Group, Inc.(b)	10,147
1,145	Cerus Corp.(b)	8,484
615	ChemoCentryx, Inc.(b)	7,109
1,705	Chimerix, Inc.(b)	7,621
6,231	ChromaDex Corp.(b)	27,915
455	Civitas Solutions, Inc.(b)	7,439
735	Clearside BioMedical, Inc.(b)	6,549
171	Clovis Oncology, Inc.(b)	7,548
515	Codexis, Inc.(b)	7,416
757	Cohbar, Inc.(b)	4,330
510	Coherus Biosciences, Inc.(b)	9,715
293	Collegium Pharmaceutical, Inc.(b)	5,646
1,800	Community Health Systems, Inc.(b)	6,012
232	Computer Programs & Systems, Inc.	7,238
393	Concert Pharmaceuticals, Inc.(b)	6,284
104	CONMED Corp.	7,696
1,263	Corbus Pharmaceuticals Holdings, Inc.(b)	6,378
399	Corcept Therapeutics, Inc.(b)	5,239
829	Corium International, Inc.(b)	6,143
150	CorVel Corp.(b)	8,603
594	Corvus Pharmaceuticals, Inc.(b)	5,863
193	Cotiviti Holdings, Inc.(b)	8,616
619	Cross Country Healthcare, Inc.(b)	7,261
265	CryoLife, Inc.(b)	7,897
761	CryoPort, Inc.(b)	11,232
1,560	CTI BioPharma Corp.(b)	3,463
557	Cue Biopharma, Inc.(b)	5,046
172	Cutera, Inc.(b)	6,880
588	Cymabay Therapeutics, Inc.(b)	6,580
815	Cytokinetics, Inc.(b)	5,990
307	CytomX Therapeutics, Inc.(b)	8,086

Schedule of Investments(a)

642	CytoSorbents Corp.(b)	$7,704
191	Deciphera Pharmaceuticals, Inc.(b)	6,570
431	Denali Therapeutics, Inc.(b)	5,426
1,106	Depomed, Inc.(b)	9,799
771	Dermira, Inc.(b)	7,510
600	Dicerna Pharmaceuticals, Inc.(b)	7,560
2,365	Diplomat Pharmacy, Inc.(b)	49,145
254	Dova Pharmaceuticals, Inc.(b)	5,479
3,652	Durect Corp.(b)	5,368
103	Dyax Corp.(b)(d)	114
485	Dynavax Technologies Corp.(b)	6,548
105	Eagle Pharmaceuticals, Inc.(b)	8,321
207	Editas Medicine, Inc.(b)	6,156
358	Eloxx Pharmaceuticals, Inc.(b)	5,431
138	Emergent BioSolutions, Inc.(b)	7,500
69	Enanta Pharmaceuticals, Inc.(b)	6,729
865	Endo International PLC(b)	10,761
534	Endocyte, Inc.(b)	8,181
1,162	Endologix, Inc.(b)	5,915
202	Ensign Group, Inc. (The)	7,286
1,317	Enzo Biochem, Inc.(b)	5,821
486	Epizyme, Inc.(b)	6,269
187	Esperion Therapeutics, Inc.(b)	8,404
644	Evelo Biosciences, Inc.(b)	8,140
556	Evolent Health, Inc., Class A(b)	11,231
267	Evolus, Inc.(b)	5,249
637	Fate Therapeutics, Inc.(b)	5,688
741	Fennec Pharmaceuticals, Inc. (Canada)(b)	6,817
130	FibroGen, Inc.(b)	8,203
437	Five Prime Therapeutics, Inc.(b)	6,511
288	Flexion Therapeutics, Inc.(b)	6,872
1,523	Fluidigm Corp.(b)	9,747
286	FONAR Corp.(b)	7,465
2,470	Fortress Biotech, Inc.(b)	5,508
172	G1 Therapeutics, Inc.(b)	8,832
2,908	Genesis Healthcare, Inc., Class A(b)	4,391
1,054	GenMark Diagnostics, Inc.(b)	7,041
156	Genomic Health, Inc.(b)	8,374
1,976	Geron Corp.(b)(c)	7,094
176	Glaukos Corp.(b)	7,323
164	Global Blood Therapeutics, Inc.(b)	6,855
137	Globus Medical, Inc., Class A(b)	7,053
469	GlycoMimetics, Inc.(b)	6,890
398	GTx, Inc.(b)(c)	6,495
80	Haemonetics Corp.(b)	7,811
406	Halozyme Therapeutics, Inc.(b)	7,349
1,454	Harvard Bioscience, Inc.(b)	8,288
96	HealthEquity, Inc.(b)	7,248
369	HealthStream, Inc.	10,362
605	Helius Medical Technologies, Inc., Class A(b)	5,542
251	Heron Therapeutics, Inc.(b)	9,400
72	Heska Corp.(b)	7,218
335	HMS Holdings Corp.(b)	8,017
388	Homology Medicines, Inc.(b)	6,833
435	Horizon Pharma PLC(b)	7,669
563	Idera Pharmaceuticals, Inc.(b)	3,215
1,712	Immune Design Corp.(b)	6,506
735	ImmunoGen, Inc.(b)	6,836
321	Immunomedics, Inc.(b)	7,682
748	Innovate Biopharmaceuticals, Inc.(b)(c)	3,905
531	Innoviva, Inc.(b)	7,514
41	Inogen, Inc.(b)	8,169
1,221	Inovalon Holdings, Inc., Class A(b)(c)	13,004
1,694	Inovio Pharmaceuticals, Inc.(b)	6,793
273	Insmed, Inc.(b)	6,790
218	Inspire Medical Systems, Inc.(b)	9,766
951	Insys Therapeutics, Inc.(b)	6,334
119	Integer Holdings Corp.(b)	8,503
296	Intellia Therapeutics, Inc.(b)(c)	7,880
95	Intercept Pharmaceuticals, Inc.(b)	8,658
208	Intersect ENT, Inc.(b)	6,729

362	Intra-Cellular Therapies, Inc.(b)	$7,265
465	Intrexon Corp.(b)	6,817
175	IntriCon Corp.(b)	10,168
390	Invacare Corp.	6,962
953	Invitae Corp.(b)	8,425
588	Iovance Biotherapeutics, Inc.(b)	8,350
411	iRadimed Corp.(b)	9,453
95	iRhythm Technologies, Inc.(b)	7,177
415	Ironwood Pharmaceuticals, Inc., Class A(b)	8,001
984	Jounce Therapeutics, Inc.(b)	6,947
353	K2M Group Holdings, Inc.(b)	7,191
2,055	Kadmon Holdings, Inc.(b)	6,987
562	Kala Pharmaceuticals, Inc.(b)	7,132
427	Karyopharm Therapeutics, Inc.(b)	7,592
1,526	Keryx Biopharmaceuticals, Inc.(b)	6,470
670	Kindred Biosciences, Inc.(b)	9,079
414	Kura Oncology, Inc.(b)	8,404
249	La Jolla Pharmaceutical Co.(b)	8,234
466	Lannett Co., Inc.(b)	5,942
541	Lantheus Holdings, Inc.(b)	7,817
208	LeMaitre Vascular, Inc.	7,488
598	Lexicon Pharmaceuticals, Inc.(b)	7,164
92	LHC Group, Inc.(b)	7,919
141	LifePoint Health, Inc.(b)	9,137
40	Ligand Pharmaceuticals, Inc.(b)	8,733
73	LivaNova PLC(b)	8,039
43	Loxo Oncology, Inc.(b)	7,206
254	Luminex Corp.	8,600
342	MacroGenics, Inc.(b)	7,062
26	Madrigal Pharmaceuticals, Inc.(b)	6,683
83	Magellan Health, Inc.(b)	6,038
409	Mallinckrodt PLC(b)	9,591
4,077	MannKind Corp.(b)	6,279
1,048	Marinus Pharmaceuticals, Inc.(b)	7,755
210	Medicines Co. (The)(b)	8,343
904	MediciNova, Inc.(b)	8,552
95	Medidata Solutions, Inc.(b)	7,059
171	Medpace Holdings, Inc.(b)	10,494
934	Melinta Therapeutics, Inc.(b)	4,950
969	Menlo Therapeutics, Inc.(b)	7,907
479	Meridian Bioscience, Inc.	7,568
155	Merit Medical Systems, Inc.(b)	8,417
440	Mersana Therapeutics, Inc.(b)	5,192
1,430	MiMedx Group, Inc.(b)(c)	6,078
891	Minerva Neurosciences, Inc.(b)	7,173
1,060	Miragen Therapeutics, Inc.(b)	7,144
156	Mirati Therapeutics, Inc.(b)	9,578
1,476	Molecular Templates, Inc.(b)	7,646
335	Momenta Pharmaceuticals, Inc.(b)	9,916
977	Mustang Bio, Inc.(b)	6,692
157	MyoKardia, Inc.(b)	9,012
198	Myriad Genetics, Inc.(b)	8,663
552	NanoString Technologies, Inc.(b)	6,475
2,349	NantHealth, Inc.(b)	7,587
2,371	NantKwest, Inc.(b)	8,299
537	Natera, Inc.(b)	12,330
109	National HealthCare Corp.	7,857
207	National Research Corp., Class A	7,856
213	Natus Medical, Inc.(b)	7,775
96	Neogen Corp.(b)	7,910
588	NeoGenomics, Inc.(b)	8,232
1,133	Neos Therapeutics, Inc.(b)	6,175
91	Nevro Corp.(b)	5,120
1,473	NewLink Genetics Corp.(b)	5,568
4,757	Novavax, Inc.(b)	6,041
243	Novocure Ltd.(b)	8,262
141	NuVasive, Inc.(b)	8,185
338	Nuvectra Corp.(b)	5,300
271	NxStage Medical, Inc.(b)	7,607
2,247	Nymox Pharmaceutical Corp. (Canada)(b)	7,213
947	Ocular Therapeutix, Inc.(b)	5,256
291	Odonate Therapeutics, Inc.(b)	5,753

Schedule of Investments(a)

391	Omeros Corp.(b)(c)	$8,234
151	Omnicell, Inc.(b)	8,985
1,720	OPKO Health, Inc.(b)	9,666
341	Optinose, Inc.(b)	6,939
431	OraSure Technologies, Inc.(b)	7,236
5,103	Organovo Holdings, Inc.(b)(c)	6,073
131	Orthofix Medical, Inc.(b)	7,924
296	Orthopediatrics Corp.(b)	8,318
956	Ovid Therapeutics, Inc.(b)	9,541
473	Owens & Minor, Inc.	8,926
573	Oxford Immunotec Global PLC(b)	7,512
2,314	Pacific Biosciences of California, Inc.(b)	8,793
200	Pacira Pharmaceuticals, Inc.(b)	8,040
7,630	Palatin Technologies, Inc.(b)	7,325
710	Paratek Pharmaceuticals, Inc.(b)	7,171
345	Patterson Cos., Inc.	8,459
2,975	PDL BioPharma, Inc.(b)	7,467
349	PetIQ, Inc., Class A(b)	9,563
1,369	Pfenex, Inc.(b)	7,009
164	Phibro Animal Health Corp., Class A	7,856
1,448	Pieris Pharmaceuticals, Inc.(b)	7,950
459	PolarityTE, Inc.(b)(c)	10,461
186	Portola Pharmaceuticals, Inc.(b)	6,659
217	Prestige Brands Holdings, Inc.(b)	7,753
870	Progenics Pharmaceuticals, Inc.(b)	6,947
2,713	Proteostasis Therapeutics, Inc.(b)	6,728
524	Prothena Corp. PLC (Ireland)(b)	7,787
100	Providence Service Corp. (The)(b)	7,008
201	PTC Therapeutics, Inc.(b)	7,652
460	Pulse Biosciences, Inc.(b)	6,146
142	Puma Biotechnology, Inc.(b)	6,837
403	Quality Systems, Inc.(b)	8,112
466	Quanterix Corp.(b)	6,985
113	Quidel Corp.(b)	7,668
1,520	Quorum Health Corp.(b)	7,357
866	R1 RCM, Inc.(b)	6,945
869	Ra Pharmaceuticals, Inc.(b)	9,559
251	Radius Health, Inc.(b)	6,024
558	RadNet, Inc.(b)	7,477
194	Reata Pharmaceuticals, Inc., Class A(b)	13,601
1,430	Recro Pharma, Inc.(b)	7,407
138	REGENXBIO, Inc.(b)	9,701
172	Repligen Corp.(b)	8,313
710	resTORbio, Inc.(b)(c)	10,927
276	Retrophin, Inc.(b)	7,629
248	Revance Therapeutics, Inc.(b)	7,130
235	Rhythm Pharmaceuticals, Inc.(b)	7,294
2,342	Rigel Pharmaceuticals, Inc.(b)	6,604
364	Rocket Pharmaceuticals, Inc.(b)	7,466
1,462	Rockwell Medical, Inc.(b)(c)	5,936
1,657	RTI Surgical, Inc.(b)	7,622
491	Sangamo Therapeutics, Inc.(b)	6,702
618	Savara, Inc.(b)	6,804
1,274	scPharmaceuticals, Inc.(b)	5,937
549	SeaSpine Holdings Corp.(b)	7,664
417	Select Medical Holdings Corp.(b)	8,674
643	Selecta Biosciences, Inc.(b)	7,787
1,898	Senseonics Holdings, Inc.(b)	6,985
895	Seres Therapeutics, Inc.(b)	6,775
486	Sienna Biopharmaceuticals, Inc.(b)	7,358
370	Sientra, Inc.(b)	7,574
1,064	SIGA Technologies, Inc.(b)	8,076
610	Simulations Plus, Inc.	10,828
312	Solid Biosciences, Inc.(b)	12,542
1,048	Sorrento Therapeutics, Inc.(b)	5,869
100	Spark Therapeutics, Inc.(b)	7,672
385	Spectrum Pharmaceuticals, Inc.(b)	8,197
625	Spero Therapeutics, Inc.(b)	7,200
548	Spring Bank Pharmaceuticals, Inc.(b)	7,031
259	STAAR Surgical Co.(b)	7,990
435	Stemline Therapeutics, Inc.(b)	6,699
143	Supernus Pharmaceuticals, Inc.(b)	7,572

540	Surface Oncology, Inc.(b)	$5,972
494	Surgery Partners, Inc.(b)	7,459
135	SurModics, Inc.(b)	7,938
924	Syndax Pharmaceuticals, Inc.(b)	6,228
162	Syneos Health, Inc., Class A(b)	7,983
4,257	Synergy Pharmaceuticals, Inc.(b)(c)	7,237
809	Synlogic, Inc.(b)	7,580
595	Syros Pharmaceuticals, Inc.(b)	6,021
816	T2 Biosystems, Inc.(b)	4,888
128	Tabula Rasa HealthCare, Inc.(b)	7,455
136	Tactile Systems Technology, Inc.(b)	6,538
409	Tandem Diabetes Care, Inc.(b)	11,272
127	Teladoc, Inc.(b)	7,601
2,135	Teligent, Inc.(b)	8,924
211	Tenet Healthcare Corp.(b)	7,940
1,813	Tetraphase Pharmaceuticals, Inc.(b)	5,203
560	TG Therapeutics, Inc.(b)	6,580
1,120	TherapeuticsMD, Inc.(b)(c)	5,846
317	Theravance Biopharma, Inc. (Cayman Islands)(b)	7,592
226	Tivity Health, Inc.(b)	7,616
99	Tobira Therapeutics, Inc.(b)(d)	1,360
816	Tocagen, Inc.(b)	7,548
2,071	TransEnterix, Inc.(b)(c)	11,080
209	Triple-S Management Corp., Class B(b)	7,422
2,189	Tyme Technologies, Inc.(b)	6,348
94	Ultragenyx Pharmaceutical, Inc.(b)	7,436
514	UNITY Biotechnology, Inc.(b)	7,725
638	Unum Therapeutics, Inc.(b)	10,699
80	US Physical Therapy, Inc.	8,380
73	Utah Medical Products, Inc.	7,081
421	Vanda Pharmaceuticals, Inc.(b)	8,778
203	Varex Imaging Corp.(b)	7,763
884	Veracyte, Inc.(b)	9,574
1,381	Verastem, Inc.(b)	10,634
629	Vericel Corp.(b)	6,573
1,021	ViewRay, Inc.(b)(c)	12,170
668	Viking Therapeutics, Inc.(b)	6,814
1,329	Vital Therapies, Inc.(b)	10,566
439	Vocera Communications, Inc.(b)	13,249
356	Voyager Therapeutics, Inc.(b)	6,714
157	WaVe Life Sciences Ltd.(b)	6,343
295	Wright Medical Group NV(b)	7,502
188	Xencor, Inc.(b)	6,997
354	XOMA Corp.(b)	8,662
1,104	Zafgen, Inc.(b)	11,482
1,805	ZIOPHARM Oncology, Inc.(b)(c)	4,675
172	Zogenix, Inc.(b)	9,761
4,035	Zomedica Pharmaceuticals Corp.(b)(c)	8,675

		2,918,868

	Industrials - 14.3%
695	AAON, Inc.	26,236
236	AAR Corp.	11,189
363	ABM Industries, Inc.	11,326
2,947	Acacia Research Corp.(b)	11,199
856	ACCO Brands Corp.	10,957
436	Actuant Corp., Class A	12,448
473	Advanced Disposal Services, Inc.(b)	11,636
794	Advanced Drainage Systems, Inc.	22,192
445	Aegion Corp.(b)	11,027
379	Aerojet Rocketdyne Holdings, Inc.(b)	12,772
191	Aerovironment, Inc.(b)	14,060
470	Air Transport Services Group, Inc.(b)	10,589
541	Aircastle Ltd.	11,215
121	Alamo Group, Inc.	11,253
180	Albany International Corp., Class A	11,907
76	Allegiant Travel Co.	9,394
239	Allied Motion Technologies, Inc.	10,965
253	Altra Industrial Motion Corp.	11,107
2,162	Ameresco, Inc., Class A(b)	28,971
289	American Railcar Industries, Inc.	13,170
107	American Woodmark Corp.(b)	8,929

Schedule of Investments(a)

518	Apogee Enterprises, Inc.	$26,294
151	Applied Industrial Technologies, Inc.	11,272
237	ArcBest Corp.	11,032
315	Argan, Inc.	12,096
1,689	Armstrong Flooring, Inc.(b)	22,075
137	ASGN, Inc.(b)	12,371
188	Astec Industries, Inc.	9,236
295	Astronics Corp.(b)	12,098
506	Atkore International Group, Inc.(b)	11,972
155	Atlas Air Worldwide Holdings, Inc.(b)	10,393
246	Avis Budget Group, Inc.(b)	8,573
177	Axon Enterprise, Inc.(b)	12,024
249	AZZ, Inc.	13,496
4,689	Babcock & Wilcox Enterprises, Inc.(b)	10,081
193	Barnes Group, Inc.	13,095
135	Barrett Business Services, Inc.	12,404
525	Beacon Roofing Supply, Inc.(b)	22,092
545	BG Staffing, Inc.	14,333
545	Blue Bird Corp.(b)	12,290
521	BlueLinx Holdings, Inc.(b)	17,750
1,058	BMC Stock Holdings, Inc.(b)	23,276
283	Brady Corp., Class A	10,825
605	Briggs & Stratton Corp.	10,702
142	Brink’s Co. (The)	11,339
1,210	Builders FirstSource, Inc.(b)	21,695
1,385	Caesarstone Ltd.(c)	21,814
472	CAI International, Inc.(b)	10,837
456	Casella Waste Systems, Inc., Class A(b)	12,567
506	CBIZ, Inc.(b)	11,132
1,840	CECO Environmental Corp.	12,641
165	Chart Industries, Inc.(b)	12,885
70	Cimpress NV (Netherlands)(b)	10,225
265	CIRCOR International, Inc.	11,753
267	Columbus McKinnon Corp.	10,990
485	Comfort Systems USA, Inc.	26,942
1,529	Commercial Vehicle Group, Inc.(b)	10,718
712	Continental Building Products, Inc.(b)	22,713
1,429	Costamare, Inc. (Monaco)	9,917
683	Covanta Holding Corp.	12,294
347	Covenant Transportation Group, Inc., Class A(b)	10,056
210	CRA International, Inc.	11,365
216	CSW Industrials, Inc.(b)	11,718
167	Cubic Corp.	11,373
1,150	Daseke, Inc.(b)	9,993
168	Deluxe Corp.	9,900
515	DMC Global, Inc.	21,141
236	Douglas Dynamics, Inc.	11,588
324	Ducommun, Inc.(b)	10,799
283	DXP Enterprises, Inc.(b)	11,699
116	Dycom Industries, Inc.(b)	10,343
1,922	Eagle Bulk Shipping, Inc.(b)	11,052
772	Eastern Co. (The)	22,774
371	Echo Global Logistics, Inc.(b)	12,781
145	EMCOR Group, Inc.	11,158
231	Encore Wire Corp.	11,261
696	Energous Corp.(b)(c)	9,549
1,332	Energy Recovery, Inc.(b)(c)	10,776
141	EnerSys	11,572
389	Engility Holdings, Inc.(b)	13,459
609	Ennis, Inc.	13,246
3,929	Enphase Energy, Inc.(b)(c)	23,378
148	EnPro Industries, Inc.	11,306
283	EnviroStar, Inc.	11,348
194	ESCO Technologies, Inc.	12,076
830	Essendant, Inc.	13,803
154	Esterline Technologies Corp.(b)	13,136
560	Evoqua Water Technologies Corp.(b)	11,950
226	Exponent, Inc.	11,051
476	Federal Signal Corp.	11,305
262	Forrester Research, Inc.	12,117
185	Forward Air Corp.	11,821

1,477	Foundation Building Materials, Inc.(b)	$21,402
352	Franklin Covey Co.(b)	8,994
241	Franklin Electric Co., Inc.	11,917
693	FreightCar America, Inc.	12,689
178	FTI Consulting, Inc.(b)	14,055
14,294	FuelCell Energy, Inc.(b)(c)	18,582
157	GATX Corp.	12,927
622	Genco Shipping & Trading Ltd.(b)	9,237
722	Gencor Industries, Inc.(b)	10,830
217	Generac Holdings, Inc.(b)	11,664
970	General Finance Corp.(b)	13,289
572	Gibraltar Industries, Inc.(b)	24,853
688	Global Brass & Copper Holdings, Inc.	22,670
773	GMS, Inc.(b)	20,284
333	Gorman-Rupp Co. (The)	12,601
575	GP Strategies Corp.(b)	10,867
450	Graham Corp.	11,983
198	Granite Construction, Inc.	10,682
2,216	Great Lakes Dredge & Dock Corp.(b)	11,966
230	Greenbrier Cos., Inc. (The)	13,029
1,236	Griffon Corp.	22,124
294	H&E Equipment Services, Inc.	10,816
449	Harsco Corp.(b)	11,382
304	Hawaiian Holdings, Inc.	12,190
1,852	HC2 Holdings, Inc.(b)	10,705
269	Healthcare Services Group, Inc.	10,830
594	Heartland Express, Inc.	11,399
292	Heidrick & Struggles International, Inc.	11,943
188	Herc Holdings, Inc.(b)	10,682
585	Heritage-Crystal Clean, Inc.(b)	14,098
324	Herman Miller, Inc.	12,263
571	Hertz Global Holdings, Inc.(b)	8,696
1,915	Hill International, Inc.(b)	10,532
243	Hillenbrand, Inc.	12,199
289	HNI Corp.	12,505
222	Hub Group, Inc., Class A(b)	10,301
255	Hurco Cos., Inc.	11,296
278	Huron Consulting Group, Inc.(b)	12,135
169	Hyster-Yale Materials Handling, Inc.	11,113
158	ICF International, Inc.	11,637
669	IES Holdings, Inc.(b)	12,009
2,802	Infrastructure and Energy Alternatives, Inc.(b)	28,580
1,291	InnerWorkings, Inc.(b)	11,438
113	Insperity, Inc.	10,746
705	Insteel Industries, Inc.	28,997
975	Interface, Inc.	21,840
792	JELD-WEN Holding, Inc.(b)	21,732
127	John Bean Technologies Corp.	14,046
119	Kadant, Inc.	11,495
157	Kaman Corp.	10,397
618	KBR, Inc.	12,348
479	Kelly Services, Inc., Class A	11,635
295	Kennametal, Inc.	11,493
1,390	KeyW Holding Corp. (The)(b)	12,329
316	Kforce, Inc.	11,945
689	Kimball International, Inc., Class B	11,127
157	KLX, Inc.(b)	11,469
547	Knoll, Inc.	12,335
176	Korn/Ferry International	11,612
982	Kratos Defense & Security Solutions, Inc.(b)	12,687
943	Lawson Products, Inc.(b)	25,508
959	LB Foster Co., Class A(b)	23,543
111	Lindsay Corp.	10,450
861	LSC Communications, Inc.	12,932
266	Lydall, Inc.(b)	12,342
957	Manitex International, Inc.(b)	11,608
446	Manitowoc Co., Inc. (The)(b)	11,815
489	Marten Transport Ltd.	10,685
320	Masonite International Corp.	21,840
222	MasTec, Inc.(b)	10,334
296	Matson, Inc.	10,656

Schedule of Investments(a)

182	Matthews International Corp., Class A	$9,564
248	Maxar Technologies Ltd.	12,145
175	McGrath RentCorp	10,391
350	Mercury Systems, Inc.(b)	14,605
483	Meritor, Inc.(b)	9,950
549	Milacron Holdings Corp.(b)	11,447
436	Miller Industries, Inc.	11,358
602	Mistras Group, Inc.(b)	12,666
241	Mobile Mini, Inc.	10,279
137	Moog, Inc., Class A	10,276
1,132	MRC Global, Inc.(b)	25,640
119	MSA Safety, Inc.	12,005
751	Mueller Industries, Inc.	24,866
1,936	Mueller Water Products, Inc., Class A	23,910
160	Multi-Color Corp.	10,616
309	MYR Group, Inc.(b)	11,399
76	National Presto Industries, Inc.	9,473
461	Navigant Consulting, Inc.(b)	10,031
288	Navistar International Corp.(b)	12,404
1,041	NCI Building Systems, Inc.(b)	16,604
2,458	Nexeo Solutions, Inc.(b)	22,319
1,065	NN, Inc.	22,897
1,090	Northwest Pipe Co.(b)	21,320
1,871	NOW, Inc.(b)	27,971
171	NV5 Global, Inc.(b)	12,876
335	Omega Flex, Inc.	30,914
1,427	Orion Group Holdings, Inc.(b)	13,086
274	P.A.M. Transportation Services, Inc.(b)	14,947
288	Park-Ohio Holdings Corp.	10,786
381	Patrick Industries, Inc.(b)	23,336
1,122	PGT Innovations, Inc.(b)	26,928
1,227	Pitney Bowes, Inc.	10,712
5,678	Plug Power, Inc.(b)(c)	11,356
314	Powell Industries, Inc.	11,508
145	Preformed Line Products Co.	12,731
401	Primoris Services Corp.	10,831
84	Proto Labs, Inc.(b)	10,471
565	Quad/Graphics, Inc., Class A	11,616
1,213	Quanex Building Products Corp.	21,470
2,743	Radiant Logistics, Inc.(b)	10,945
293	Raven Industries, Inc.	11,368
178	RBC Bearings, Inc.(b)	25,878
630	Resources Connection, Inc.	10,017
706	REV Group, Inc.	12,122
763	Rexnord Corp.(b)	23,073
1,652	RR Donnelley & Sons Co.	9,747
254	Rush Enterprises, Inc., Class A	11,453
2,920	Safe Bulkers, Inc. (Greece)(b)	9,694
136	Saia, Inc.(b)	10,248
1,497	Scorpio Bulkers, Inc.	11,302
347	Simpson Manufacturing Co., Inc.	25,317
115	SiteOne Landscape Supply, Inc.(b)	10,253
201	SkyWest, Inc.	12,040
297	SP Plus Corp.(b)	11,583
771	Spartan Motors, Inc.	11,372
671	Sparton Corp.(b)	10,018
296	Spirit Airlines, Inc.(b)	12,858
301	SPX Corp.(b)	11,167
255	SPX FLOW, Inc.(b)	12,118
107	Standex International Corp.	11,091
758	Steelcase, Inc., Class A	10,423
865	Sterling Construction Co., Inc.(b)	11,617
220	Sun Hydraulics Corp.	11,453
1,784	Sunrun, Inc.(b)	25,226
304	Systemax, Inc.	13,595
536	Team, Inc.(b)	11,685
149	Tennant Co.	12,121
198	Tetra Tech, Inc.	12,038
669	Textainer Group Holdings Ltd.(b)	10,637
468	Thermon Group Holdings, Inc.(b)	11,733
968	Titan International, Inc.	10,251
677	Titan Machinery, Inc.(b)	10,250

977	TPI Composites, Inc.(b)	$30,111
374	Trex Co., Inc.(b)	29,075
375	TriMas Corp.(b)	11,100
202	TriNet Group, Inc.(b)	10,878
319	Triton International Ltd. (Bermuda)	11,229
534	Triumph Group, Inc.	11,134
396	TrueBlue, Inc.(b)	10,712
587	Tutor Perini Corp.(b)	10,860
429	Twin Disc, Inc.(b)	11,244
62	UniFirst Corp.	11,603
612	Universal Forest Products, Inc.	22,546
435	Universal Logistics Holdings, Inc.	14,573
182	US Ecology, Inc.	12,340
493	USA Truck, Inc.(b)	10,757
353	Vectrus, Inc.(b)	11,088
612	Veritiv Corp.(b)	23,440
188	Viad Corp.	10,791
234	Vicor Corp.(b)	13,467
5,060	Vivint Solar, Inc.(b)	28,842
230	VSE Corp.	9,913
562	Wabash National Corp.	11,128
224	WageWorks, Inc.(b)	11,827
141	Watts Water Technologies, Inc., Class A	12,063
294	Werner Enterprises, Inc.	10,952
983	Wesco Aircraft Holdings, Inc.(b)	11,747
398	Willdan Group, Inc.(b)	11,096
360	Willis Lease Finance Corp.(b)	11,239
938	Willscot Corp., Class A(b)	15,665
144	Woodward, Inc.	11,982
1,020	YRC Worldwide, Inc.(b)	9,935

		3,654,752

	Information Technology - 12.6%
886	3D Systems Corp.(b)	10,783
3,069	8x8, Inc.(b)	61,227
1,985	A10 Networks, Inc.(b)	13,419
363	Acacia Communications, Inc.(b)	11,667
497	ACI Worldwide, Inc.(b)	12,842
956	ACM Research, Inc., Class A(b)	12,390
423	Acxiom Corp.(b)	17,148
1,357	Adesto Technologies Corp.(b)	7,463
846	ADTRAN, Inc.	13,747
182	Advanced Energy Industries, Inc.(b)	11,146
3,017	Aerohive Networks, Inc.(b)	12,068
838	Agilysys, Inc.(b)	13,785
282	Alarm.com Holdings, Inc.(b)	12,089
799	Alpha & Omega Semiconductor Ltd.(b)	10,675
349	Altair Engineering, Inc., Class A(b)	12,250
322	Alteryx, Inc., Class A(b)	12,555
301	Ambarella, Inc.(b)	11,793
1,327	Amber Road, Inc.(b)	11,279
939	American Software, Inc., Class A	14,047
1,432	Amkor Technology, Inc.(b)	12,430
194	Anixter International, Inc.(b)	14,143
196	AppFolio, Inc., Class A(b)	14,151
293	Applied Optoelectronics, Inc.(b)	11,260
359	Apptio, Inc., Class A(b)	12,052
1,026	Aquantia Corp.(b)	13,092
724	Asure Software, Inc.(b)	10,201
598	Avaya Holdings Corp.(b)	12,307
2,654	Avid Technology, Inc.(b)	14,889
827	AVX Corp.	17,185
625	Axcelis Technologies, Inc.(b)	13,750
1,665	AXT, Inc.(b)	12,571
251	Badger Meter, Inc.	13,090
621	Bel Fuse, Inc., Class B	13,972
377	Belden, Inc.	24,411
434	Benchmark Electronics, Inc.	10,503
374	Benefitfocus, Inc.(b)	11,257
119	Blackbaud, Inc.	11,877
262	Blackline, Inc.(b)	11,187
342	Blucora, Inc.(b)	11,884
261	Bottomline Technologies (DE), Inc.(b)	14,068

Schedule of Investments(a)

480	Box, Inc., Class A(b)	$11,501
1,257	Brightcove, Inc.(b)	10,747
370	Brooks Automation, Inc.	11,315
201	Cabot Microelectronics Corp.	24,210
77	CACI International, Inc., Class A(b)	13,490
572	CalAmp Corp.(b)	13,019
1,603	Calix, Inc.(b)	11,301
415	Carbon Black, Inc.(b)	8,615
317	Carbonite, Inc.(b)	10,873
475	Cardlytics, Inc.(b)	8,939
213	Cardtronics PLC, Class A(b)	5,393
467	Care.com, Inc.(b)	8,415
363	Cargurus, Inc., Class A(b)	15,736
348	Cars.com, Inc.(b)	9,873
693	Casa Systems, Inc.(b)	10,554
80	Cass Information Systems, Inc.	5,388
366	CEVA, Inc.(b)	11,017
852	ChannelAdvisor Corp.(b)	11,843
514	Ciena Corp.(b)	13,056
330	Cirrus Logic, Inc.(b)	14,276
814	Cision Ltd.(b)	12,275
1,150	Clearfield, Inc.(b)	14,892
822	Cloudera, Inc.(b)	11,007
508	Cohu, Inc.	12,791
179	CommVault Systems, Inc.(b)	11,617
394	Comtech Telecommunications Corp.	13,238
441	Control4 Corp.(b)	11,215
1,218	ConvergeOne Holdings, Inc.	11,571
459	Convergys Corp.	11,291
247	Cornerstone OnDemand, Inc.(b)	12,202
206	Coupa Software, Inc.(b)	12,630
477	Cray, Inc.(b)	11,901
259	Cree, Inc.(b)	12,212
301	CSG Systems International, Inc.	12,242
382	CTS Corp.	13,332
1,492	Daktronics, Inc.	12,816
1,243	DASAN Zhone Solutions, Inc.(b)	11,523
1,051	Diebold Nixdorf, Inc.	11,929
1,051	Digi International, Inc.(b)	14,188
402	Digimarc Corp.(b)	12,100
351	Diodes, Inc.(b)	13,043
2,064	Eastman Kodak Co.(b)	6,502
162	Ebix, Inc.	12,855
1,034	eGain Corp.(b)	13,442
682	Electro Scientific Industries, Inc.(b)	12,296
328	Electronics For Imaging, Inc.(b)	11,191
113	Ellie Mae, Inc.(b)	11,212
1,335	Endurance International Group Holdings, Inc.(b)	10,947
330	Entegris, Inc.	11,599
218	Envestnet, Inc.(b)	12,775
133	ePlus, Inc.(b)	13,120
248	Etsy, Inc.(b)	10,133
245	Everbridge, Inc.(b)	11,020
671	Everi Holdings, Inc.(b)	4,932
235	EVERTEC, Inc.	5,476
2,190	Exela Technologies, Inc.(b)	10,972
191	ExlService Holdings, Inc.(b)	11,391
1,415	Extreme Networks, Inc.(b)	12,028
342	Fabrinet (Thailand)(b)	13,379
203	FARO Technologies, Inc.(b)	13,215
724	Finisar Corp.(b)	12,199
1,391	Fitbit, Inc., Class A(b)	8,249
334	Five9, Inc.(b)	10,655
362	ForeScout Technologies, Inc.(b)	12,294
900	FormFactor, Inc.(b)	11,655
2,058	Glu Mobile, Inc.(b)	10,969
11,263	Gogo, Inc.(b)(c)	40,322
251	GTT Communications, Inc.(b)	11,157
692	Hackett Group, Inc. (The)	12,477
2,881	Harmonic, Inc.(b)	13,253
694	Hortonworks, Inc.(b)	12,089

95	HubSpot, Inc.(b)	$11,790
549	Ichor Holdings Ltd.(b)	11,529
266	II-VI, Inc.(b)	10,427
759	Immersion Corp.(b)	10,656
244	Imperva, Inc.(b)	11,285
570	Impinj, Inc.(b)(c)	12,147
1,302	Infinera Corp.(b)	10,833
2,783	Information Services Group, Inc.(b)	11,410
356	Inphi Corp.(b)	11,193
254	Insight Enterprises, Inc.(b)	12,769
233	Instructure, Inc.(b)	9,017
368	Integrated Device Technology, Inc.(b)	12,670
150	InterDigital, Inc.	12,368
1,095	Internap Corp.(b)	10,819
2,705	Iteris, Inc.(b)	13,282
195	Itron, Inc.(b)	11,934
687	j2 Global, Inc.	58,285
519	KEMET Corp.(b)	13,489
689	Kimball Electronics, Inc.(b)	14,021
805	Knowles Corp.(b)	13,975
3,581	Kopin Corp.(b)	10,958
1,150	KVH Industries, Inc.(b)	14,260
1,960	Lattice Semiconductor Corp.(b)	15,072
1,295	Leaf Group Ltd.(b)	15,152
2,499	Limelight Networks, Inc.(b)	11,146
1,868	Liquidity Services, Inc.(b)	13,169
550	LivePerson, Inc.(b)	12,760
217	Lumentum Holdings, Inc.(b)	11,338
513	MACOM Technology Solutions Holdings, Inc.(b)	10,686
234	ManTech International Corp., Class A	14,005
181	MAXIMUS, Inc.	11,731
720	MaxLinear, Inc., Class A(b)	12,463
2,018	Maxwell Technologies, Inc.(b)	9,263
3,089	Meet Group, Inc. (The)(b)	12,541
57	Mesa Laboratories, Inc.	11,527
305	Methode Electronics, Inc.	11,971
96	MicroStrategy, Inc., Class A(b)	12,494
314	MINDBODY, Inc., Class A(b)	11,728
1,401	Mitek Systems, Inc.(b)	11,838
2,849	Mobileiron, Inc.(b)	13,390
724	Model N, Inc.(b)	13,503
754	MoneyGram International, Inc.(b)	4,931
584	Monotype Imaging Holdings, Inc.	12,060
206	MTS Systems Corp.	11,232
321	Nanometrics, Inc.(b)	12,089
926	Napco Security Technologies, Inc.(b)	14,631
1,883	NeoPhotonics Corp.(b)	11,995
197	NETGEAR, Inc.(b)	12,972
428	NetScout Systems, Inc.(b)	11,470
118	New Relic, Inc.(b)	11,529
804	NIC, Inc.	13,186
329	nLight, Inc.(b)	10,044
190	Novanta, Inc.(b)	11,847
110	NVE Corp.	11,750
1,404	Oclaro, Inc.(b)	11,878
609	OneSpan, Inc.(b)	9,927
147	OSI Systems, Inc.(b)	11,725
1,282	Pandora Media, Inc.(b)	8,641
869	Par Technology Corp.(b)	16,233
1,858	Park City Group, Inc.(b)	15,329
628	Park Electrochemical Corp.	13,885
183	Paylocity Holding Corp.(b)	10,614
405	PC Connection, Inc.	13,709
956	PDF Solutions, Inc.(b)	10,038
479	Perficient, Inc.(b)	12,607
566	Perspecta, Inc.	12,282
1,056	PFSweb, Inc.(b)	10,159
1,526	Photronics, Inc.(b)	13,734
169	Plantronics, Inc.	11,604
210	Plexus Corp.(b)	12,478
162	Power Integrations, Inc.	11,583

Schedule of Investments(a)

902	Presidio, Inc.(b)	$12,592
1,215	PRGX Global, Inc.(b)	10,996
327	Progress Software Corp.	12,030
349	PROS Holdings, Inc.(b)	12,962
208	Q2 Holdings, Inc.(b)	12,303
237	QAD, Inc., Class A	11,803
135	Qualys, Inc.(b)	11,759
755	Quantenna Communications, Inc.(b)	12,027
761	QuinStreet, Inc.(b)	10,091
745	Quotient Technology, Inc.(b)	10,989
943	Rambus, Inc.(b)	11,655
378	Rapid7, Inc.(b)	10,512
592	Reis, Inc.	12,639
2,348	Remark Holdings, Inc.(b)	8,453
1,905	Ribbon Communications, Inc.(b)	12,925
2,112	Rimini Street, Inc.(b)	14,784
105	Rogers Corp.(b)	12,240
642	Rosetta Stone, Inc.(b)	9,437
397	Rudolph Technologies, Inc.(b)	11,354
455	SailPoint Technologies Holding, Inc.(b)	10,961
420	Sanmina Corp.(b)	12,222
316	ScanSource, Inc.(b)	13,035
158	Science Applications International Corp.	13,330
1,019	SecureWorks Corp., Class A(b)	13,064
254	Semtech Corp.(b)	12,052
442	SendGrid, Inc.(b)	11,284
2,832	ServiceSource International, Inc.(b)	9,912
321	ShotSpotter, Inc.(b)	13,697
210	Shutterstock, Inc.	9,675
2,085	Sigma Designs, Inc.	12,614
118	Silicon Laboratories, Inc.(b)	11,240
300	SMART Global Holdings, Inc.(b)	9,159
165	SPS Commerce, Inc.(b)	14,155
37	Stamps.com, Inc.(b)	9,657
638	Stratasys Ltd.(b)	12,390
3,155	SunPower Corp.(b)(c)	22,905
489	Super Micro Computer, Inc.(b)	10,807
387	Sykes Enterprises, Inc.(b)	11,478
267	Synaptics, Inc.(b)	13,379
112	SYNNEX Corp.	10,805
383	Syntel, Inc.(b)	15,546
148	Tech Data Corp.(b)	12,345
457	TechTarget, Inc.(b)	12,988
2,887	Telaria, Inc.(b)	10,769
2,210	Telenav, Inc.(b)	11,934
887	TiVo Corp.	10,777
114	Trade Desk, Inc. (The), Class A(b)	9,612
550	Travelport Worldwide Ltd.	10,395
710	Travelzoo(b)	9,230
1,205	TrueCar, Inc.(b)	13,400
309	TTEC Holdings, Inc.	9,934
681	TTM Technologies, Inc.(b)	11,822
193	Tucows, Inc., Class A(b)	11,339
744	Ultra Clean Holdings, Inc.(b)	9,984
975	Unisys Corp.(b)	12,529
363	Upland Software, Inc.(b)	11,369
932	USA Technologies, Inc.(b)	12,535
158	Varonis Systems, Inc.(b)	9,444
735	Veeco Instruments, Inc.(b)	10,768
562	VeriFone Systems, Inc.(b)	12,870
280	Verint Systems, Inc.(b)	12,572
549	Veritone, Inc.(b)	8,197
197	ViaSat, Inc.(b)	13,857
1,304	Viavi Solutions, Inc.(b)	13,196
3,716	VirnetX Holding Corp.(b)(c)	10,776
251	Virtusa Corp.(b)	13,260
531	Vishay Intertechnology, Inc.	13,275
290	Vishay Precision Group, Inc.(b)	11,571
549	Web.com Group, Inc.(b)	13,807
494	Workiva, Inc., Class A(b)	12,474
905	Xcerra Corp.(b)	12,887
310	XO Group, Inc.(b)	8,736

693	Xperi Corp.	$11,538
311	Yelp, Inc., Class A(b)	11,470
654	Yext, Inc.(b)	13,826
2,379	Zix Corp.(b)	12,704
325	Zscaler, Inc.(b)	11,476

		3,231,673

	Materials - 6.6%
521	A. Schulman, Inc.	22,585
1,022	Advanced Emissions Solutions, Inc.	11,600
569	AdvanSix, Inc.(b)	23,027
3,070	AgroFresh Solutions, Inc.(b)	21,828
4,803	AK Steel Holding Corp.(b)	22,238
818	Allegheny Technologies, Inc.(b)	22,740
1,018	American Vanguard Corp.	22,091
232	Balchem Corp.	23,267
508	Boise Cascade Co.	21,971
406	Carpenter Technology Corp.	22,237
1,398	Century Aluminum Co.(b)	17,908
192	Chase Corp.	23,712
959	Clearwater Paper Corp.(b)	21,673
2,617	Cleveland-Cliffs, Inc.(b)	28,237
2,805	Coeur Mining, Inc.(b)	19,635
959	Commercial Metals Co.	21,424
332	Compass Minerals International, Inc.	22,526
1,068	Ferro Corp.(b)	24,051
7,507	Flotek Industries, Inc.(b)	23,272
2,296	Forterra, Inc.(b)	20,779
1,661	FutureFuel Corp.	22,855
732	GCP Applied Technologies, Inc.(b)	21,338
3,654	Gold Resource Corp.	23,934
415	Greif, Inc., Class A	22,597
414	H.B. Fuller Co.	23,466
601	Hawkins, Inc.	22,417
581	Haynes International, Inc.	24,669
9,743	Hecla Mining Co.	31,178
280	Ingevity Corp.(b)	27,908
477	Innophos Holdings, Inc.	21,551
289	Innospec, Inc.	23,395
4,990	Intrepid Potash, Inc.(b)	21,307
203	Kaiser Aluminum Corp.	22,659
663	KapStone Paper and Packaging Corp.	23,059
296	KMG Chemicals, Inc.	21,253
557	Koppers Holdings, Inc.(b)	20,915
479	Kraton Corp.(b)	23,035
929	Kronos Worldwide, Inc.	21,125
817	Louisiana-Pacific Corp.	21,994
4,477	LSB Industries, Inc.(b)	29,414
12,668	Marrone Bio Innovations, Inc.(b)	25,716
409	Materion Corp.	25,644
304	Minerals Technologies, Inc.	22,982
1,122	Myers Industries, Inc.	24,179
276	Neenah, Inc.	24,233
983	Olympic Steel, Inc.	21,734
2,260	OMNOVA Solutions, Inc.(b)	21,131
1,242	P.H. Glatfelter Co.	20,332
535	PolyOne Corp.	23,995
1,318	PQ Group Holdings, Inc.(b)	23,750
144	Quaker Chemical Corp.	25,566
1,360	Rayonier Advanced Materials, Inc.	24,534
1,882	Ryerson Holding Corp.(b)	21,737
699	Schnitzer Steel Industries, Inc., Class A	23,032
537	Schweitzer-Mauduit International, Inc.	22,280
325	Sensient Technologies Corp.	22,542
304	Stepan Co.	26,624
828	Summit Materials, Inc., Class A(b)	20,783
1,789	SunCoke Energy, Inc.(b)	20,413
1,127	Synalloy Corp.	24,343
4,602	Tahoe Resources, Inc.	20,755
1,227	TimkenSteel Corp.(b)	17,055
1,840	Trecora Resources(b)	27,600
967	Tredegar Corp.	25,190
308	Trinseo SA	23,008

Schedule of Investments(a)

1,182	Tronox Ltd., Class A	$21,808
757	UFP Technologies, Inc.(b)	24,754
273	United States Lime & Minerals, Inc.	21,212
953	Universal Stainless & Alloy Products, Inc.(b)	28,504
361	US Concrete, Inc.(b)	18,231
4,383	Valhi, Inc.	23,493
1,170	Verso Corp., Class A(b)	24,418
919	Warrior Met Coal, Inc.	23,775
477	Worthington Industries, Inc.	22,333

		1,694,556

	Real Estate - 2.4%
195	Acadia Realty Trust REIT	5,281
99	Agree Realty Corp. REIT	5,271
253	Alexander & Baldwin, Inc. REIT	6,059
14	Alexander’s, Inc. REIT	5,187
175	Altisource Portfolio Solutions SA(b)(c)	5,829
142	American Assets Trust, Inc. REIT	5,457
378	American Realty Investors, Inc.(b)	6,868
245	Americold Realty Trust REIT	5,270
363	Armada Hoffler Properties, Inc. REIT	5,481
748	Ashford Hospitality Trust, Inc. REIT	5,909
585	Bluerock Residential Growth REIT, Inc., Class A REIT	5,364
498	Braemar Hotels & Resorts, Inc. REIT	5,692
408	BRT Apartments Corp. REIT	5,357
319	CareTrust REIT, Inc. REIT	5,394
425	CatchMark Timber Trust, Inc., Class A REIT	5,279
982	CBL & Associates Properties, Inc. REIT	5,352
1,197	Cedar Realty Trust, Inc. REIT	5,698
261	Chatham Lodging Trust REIT	5,622
167	Chesapeake Lodging Trust REIT	5,347
433	City Office REIT, Inc. REIT	5,521
535	Clipper Realty, Inc. REIT	5,692
192	Community Healthcare Trust, Inc. REIT	5,760
90	Consolidated-Tomoka Land Co.	5,896
251	CoreCivic, Inc. REIT	6,436
145	CorEnergy Infrastructure Trust, Inc. REIT	5,514
203	CorePoint Lodging, Inc. REIT(b)	5,128
548	Cousins Properties, Inc.	5,107
433	DiamondRock Hospitality Co.	5,161
269	Easterly Government Properties, Inc. REIT	5,098
56	EastGroup Properties, Inc. REIT	5,338
132	Education Realty Trust, Inc. REIT	5,460
591	Farmland Partners, Inc. REIT(c)	3,983
160	First Industrial Realty Trust, Inc. REIT	5,208
230	Forestar Group, Inc.(b)	5,221
231	Four Corners Property Trust, Inc. REIT	5,752
681	Franklin Street Properties Corp. REIT	6,000
514	Front Yard Residential Corp. REIT	4,965
90	FRP Holdings, Inc.(b)	5,850
213	GEO Group, Inc. (The) REIT	5,512
200	Getty Realty Corp. REIT	5,730
283	Gladstone Commercial Corp. REIT	5,615
417	Gladstone Land Corp. REIT	4,954
589	Global Medical REIT, Inc. REIT	4,977
274	Global NET Lease, Inc. REIT	5,798
369	Government Properties Income Trust REIT	5,561
192	Gramercy Property Trust REIT	5,259
122	Griffin Industrial Realty, Inc.	5,076
196	Healthcare Realty Trust, Inc. REIT	5,823
254	Hersha Hospitality Trust REIT	5,484
155	HFF, Inc., Class A	6,977
530	Independence Realty Trust, Inc. REIT	5,380
242	Industrial Logistics Properties Trust REIT	5,590
256	InfraREIT, Inc. REIT	5,363
145	Innovative Industrial Properties, Inc., Class A REIT	4,695
941	Investors Real Estate Trust REIT	5,157
490	iStar, Inc. REIT(b)	5,326
279	Jernigan Capital, Inc. REIT	5,075

254	Kennedy-Wilson Holdings, Inc.	$5,309
324	Kite Realty Group Trust REIT	5,466
150	LaSalle Hotel Properties REIT	5,201
616	Lexington Realty Trust REIT	5,415
125	LTC Properties, Inc. REIT	5,271
270	Mack-Cali Realty Corp. REIT	5,257
138	Marcus & Millichap, Inc.(b)	5,549
477	Maui Land & Pineapple Co., Inc.(b)	6,082
515	MedEquities Realty Trust, Inc. REIT	5,768
344	Monmouth Real Estate Investment Corp. REIT	5,734
71	National Health Investors, Inc. REIT	5,314
180	National Storage Affiliates Trust REIT	5,189
711	New Senior Investment Group, Inc. REIT	5,034
368	Newmark Group, Inc., Class A	5,130
196	NexPoint Residential Trust, Inc. REIT	5,868
373	NorthStar Realty Europe Corp. REIT	5,106
206	One Liberty Properties, Inc. REIT	5,554
133	Pebblebrook Hotel Trust REIT	5,127
472	Pennsylvania Real Estate Investment Trust REIT	5,013
349	Physicians Realty Trust REIT	5,500
275	Piedmont Office Realty Trust, Inc., Class A	5,440
105	PotlatchDeltic Corp. REIT	4,909
361	Preferred Apartment Communities, Inc., Class A REIT	6,108
43	PS Business Parks, Inc. REIT	5,494
132	QTS Realty Trust, Inc., Class A	5,643
416	Ramco-Gershenson Properties Trust REIT	5,470
97	RE/MAX Holdings, Inc., Class A	4,928
216	Redfin Corp.(b)	5,292
283	Retail Opportunity Investments Corp. REIT	5,352
169	Rexford Industrial Realty, Inc. REIT	5,178
237	RLJ Lodging Trust REIT	5,354
68	RMR Group, Inc. (The), Class A	5,902
64	Ryman Hospitality Properties, Inc.	5,441
249	Sabra Health Care REIT, Inc. REIT	5,381
279	Safety Income & Growth, Inc. REIT	4,966
106	Saul Centers, Inc. REIT	5,648
247	Select Income REIT	5,150
123	Seritage Growth Properties, Class A REIT	5,204
526	Spirit MTA REIT REIT(b)	5,255
295	St. Joe Co. (The)(b)	5,207
201	STAG Industrial, Inc., Class A REIT	5,491
166	Stratus Properties, Inc.(b)	5,113
374	Summit Hotel Properties, Inc. REIT	5,292
321	Sunstone Hotel Investors, Inc. REIT	5,223
238	Tanger Factory Outlet Centers, Inc. REIT	5,676
208	Tejon Ranch Co.(b)	4,867
141	Terreno Realty Corp. REIT	5,204
232	Tier REIT, Inc.	5,515
166	Transcontinental Realty Investors, Inc.(b)	5,778
784	Trinity Place Holdings, Inc.(b)	5,041
360	UMH Properties, Inc. REIT	5,558
84	Universal Health Realty Income Trust REIT	5,654
240	Urban Edge Properties REIT	5,443
243	Urstadt Biddle Properties, Inc., Class A REIT	5,409
680	Washington Prime Group, Inc. REIT	5,460
182	Washington Real Estate Investment Trust REIT	5,549
439	Whitestone REIT REIT	5,707
217	Xenia Hotels & Resorts, Inc. REIT	5,293

		624,641

	Telecommunication Services - 3.4%
1,123	ATN International, Inc.	71,737
2,460	Boingo Wireless, Inc.(b)	56,851
4,658	Cincinnati Bell, Inc.(b)	62,184
1,115	Cogent Communications Holdings, Inc.	57,924
4,617	Consolidated Communications Holdings, Inc.	58,821

Schedule of Investments(a)

7,597	Frontier Communications Corp.(c)	$39,656
3,595	Intelsat SA(b)	70,103
3,337	Iridium Communications, Inc.(b)	57,730
17,394	NII Holdings, Inc.(b)	107,843
1,051	Ooma, Inc.(b)	16,921
5,982	ORBCOMM, Inc.(b)	57,188
464	pdvWireless, Inc.(b)	13,874
1,783	Shenandoah Telecommunications Co.	58,839
4,045	Spok Holdings, Inc.	58,652
4,878	Vonage Holdings Corp.(b)	62,487
9,245	Windstream Holdings, Inc.	32,542

		883,352

	Utilities - 7.8%
832	ALLETE, Inc.	64,505
1,080	American States Water Co.	64,930
1,624	Artesian Resources Corp., Class A	59,909
27,181	Atlantic Power Corp.(b)	59,798
1,128	Avista Corp.	57,054
1,066	Black Hills Corp.	63,928
5,157	Cadiz, Inc.(b)	69,104
1,517	California Water Service Group	62,349
804	Chesapeake Utilities Corp.	67,416
908	Connecticut Water Service, Inc.	58,493
1,084	El Paso Electric Co.	67,533
691	IDACORP, Inc.	65,120
1,038	MGE Energy, Inc.	66,432
1,415	Middlesex Water Co.	62,670
1,464	New Jersey Resources Corp.	67,710
1,009	Northwest Natural Gas Co.	65,736
1,132	NorthWestern Corp.	67,162
3,499	NRG Yield, Inc., Class C	65,082
846	ONE Gas, Inc.	65,176
1,169	Ormat Technologies, Inc.	63,418
1,279	Otter Tail Corp.	61,904
3,127	Pattern Energy Group, Inc., Class A	58,068
1,665	PNM Resources, Inc.	65,518
1,481	Portland General Electric Co.	67,178
2,116	RGC Resources, Inc.	60,031
871	SJW Corp.	56,336
1,995	South Jersey Industries, Inc.	67,690
803	Southwest Gas Holdings, Inc.	62,795
925	Spire, Inc.	66,230
2,187	TerraForm Power, Inc., Class A	22,373
1,233	Unitil Corp.	62,772
1,854	York Water Co. (The)	57,474

		1,991,894

	Total Common Stocks & Other Equity Interests (Cost $22,549,975)	25,649,625

	Money Market Fund - 0.3%
80,356	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(f) (Cost $80,356)	80,356

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $22,630,331) - 100.3%	25,729,981

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.8%
723,335	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(f)(g) (Cost $723,335)	723,335

	Total Investments in Securities (Cost $23,353,666) - 103.1%	26,453,316
	Other assets less liabilities - (3.1)%	(793,542)

	Net Assets - 100.0%	$25,659,774

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$5,161	$477	$(294)	$133	$(19)	$5,458	$138

(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 2000 Pure Growth ETF (PXSG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.5%
602	Asbury Automotive Group, Inc.(b)	$42,321
3,424	At Home Group, Inc.(b)	124,188
8,032	BJ’s Restaurants, Inc.	508,024
12,790	Boot Barn Holdings, Inc.(b)	299,158
22,668	Camping World Holdings, Inc., Class A(c)	502,550
1,022	Cavco Industries, Inc.(b)	217,124
82	Chegg, Inc.(b)	2,271
1,134	Churchill Downs, Inc.	324,267
7,659	Crocs, Inc.(b)	138,705
3,040	Deckers Outdoor Corp.(b)	343,003
2,725	Dorman Products, Inc.(b)	203,503
14,278	Duluth Holdings, Inc., Class B(b)(c)	328,680
9,841	Eldorado Resorts, Inc.(b)	421,687
5,846	Five Below, Inc.(b)	567,997
6,538	Fox Factory Holding Corp.(b)	324,939
32,797	Funko, Inc., Class A(b)(c)	575,915
35,875	GoPro, Inc., Class A(b)(c)	209,510
113,098	Groupon, Inc., Class A(b)	529,299
6,500	Hudson Ltd., Class A(b)	109,850
11,303	Installed Building Products, Inc.(b)	617,144
2,166	iRobot Corp.(b)(c)	171,656
2,717	LCI Industries	249,828
8,897	Lindblad Expeditions Holdings, Inc.(b)	117,796
89	Loral Space & Communications, Inc.(b)	3,516
311	Malibu Boats, Inc., Class A(b)	11,691
11,615	MCBC Holdings, Inc.(b)	289,910
2,114	Monro, Inc.	142,589
12,270	National Vision Holdings, Inc.(b)	498,898
737	Nutrisystem, Inc.	29,480
3,434	Ollie’s Bargain Outlet Holdings, Inc.(b)	238,663
2,162	Overstock.com, Inc.(b)(c)	77,075
7,201	Pinnacle Entertainment, Inc.(b)	239,361
12,599	PlayAGS, Inc.(b)	359,701
6,477	Shake Shack, Inc., Class A(b)	403,711
4,929	Shutterfly, Inc.(b)	405,460
1,323	Skyline Champion Corp.	33,975
20,680	Sleep Number Corp.(b)	589,173
6,330	Sotheby’s(b)	336,186
672	Tailored Brands, Inc.	13,548
3,506	Texas Roadhouse, Inc.	220,317
1,746	TopBuild Corp.(b)	129,693
5,141	Turtle Beach Corp.(b)	139,784
6,253	World Wrestling Entertainment, Inc., Class A	494,675
18,456	ZAGG, Inc.(b)	274,994

		11,861,815

	Consumer Staples - 2.8%
80,889	22nd Century Group, Inc.(b)(c)	202,222
4,137	Calavo Growers, Inc.	382,672
14,324	Chefs’ Warehouse, Inc. (The)(b)	386,032
956	Coca-Cola Bottling Co. Consolidated	138,735
13,785	Freshpet, Inc.(b)	399,765
4,181	National Beverage Corp.(b)	441,137
18,850	Primo Water Corp.(b)	330,817
723	Turning Point Brands, Inc.	24,192
1,026	USANA Health Sciences, Inc.(b)	135,689

		2,441,261

	Energy - 2.4%
1,439	Cactus, Inc., Class A(b)	47,084
55,140	Evolution Petroleum Corp.	592,755
8,509	Jagged Peak Energy, Inc.(b)(c)	121,679

11,511	Key Energy Services, Inc.(b)	$192,924
1,590	Liberty Oilfield Services, Inc., Class A	31,164
6,974	Penn Virginia Corp.(b)	589,442
130,935	Profire Energy, Inc.(b)	455,654
1,175	Solaris Oilfield Infrastructure, Inc., Class A(b)	18,436
4,666	Zion Oil & Gas, Inc.(b)(c)	14,418

		2,063,556

	Financials - 5.1%
1,983	BofI Holding, Inc.(b)	77,377
11,062	Curo Group Holdings Corp.(b)	287,944
1,032	Diamond Hill Investment Group, Inc.	197,876
5,951	Elevate Credit, Inc.(b)	55,463
1,658	FirstCash, Inc.	134,630
12,966	Hamilton Lane, Inc., Class A	634,945
19,644	Health Insurance Innovations, Inc., Class A(b)(c)	653,163
6,873	Kinsale Capital Group, Inc.	407,053
2,546	LendingTree, Inc.(b)(c)	607,985
3,479	Moelis & Co., Class A	221,264
4,497	ServisFirst Bancshares, Inc.	189,998
7,972	Trupanion, Inc.(b)(c)	331,635
2,815	Westwood Holdings Group, Inc.	164,312
62,075	WisdomTree Investments, Inc.	542,535

		4,506,180

	Health Care - 28.0%
16,081	ACADIA Pharmaceuticals, Inc.(b)	242,662
14,614	Accelerate Diagnostics, Inc.(b)(c)	320,777
5,403	Addus HomeCare Corp.(b)	357,408
52,513	ADMA Biologics, Inc.(b)(c)	342,385
14,276	Agenus, Inc.(b)(c)	26,125
2,039	Amicus Therapeutics, Inc.(b)	29,667
5,641	AMN Healthcare Services, Inc.(b)	341,281
6,851	ANI Pharmaceuticals, Inc.(b)	458,674
110,938	Antares Pharma, Inc.(b)	296,204
14,630	Array BioPharma, Inc.(b)	225,156
27,431	Arrowhead Pharmaceuticals, Inc.(b)(c)	399,670
103	Atrion Corp.	70,864
11,857	Avid Bioservices, Inc.(b)	66,044
4,779	AxoGen, Inc.(b)	214,697
8,475	BioSpecifics Technologies Corp.(b)	385,613
9,293	BioTelemetry, Inc.(b)	487,883
62,705	ChromaDex Corp.(b)(c)	280,918
3,054	Coherus Biosciences, Inc.(b)	58,179
25,173	Corcept Therapeutics, Inc.(b)	330,522
6,797	CorVel Corp.(b)	389,808
27,534	CryoPort, Inc.(b)(c)	406,402
11,999	Cutera, Inc.(b)	479,960
26,115	CytoSorbents Corp.(b)	313,380
1,459	Eloxx Pharmaceuticals, Inc.(b)	22,133
8,586	Ensign Group, Inc. (The)	309,697
644	Esperion Therapeutics, Inc.(b)	28,941
754	Evolus, Inc.(b)	14,824
243	FibroGen, Inc.(b)	15,333
27,690	Fluidigm Corp.(b)	177,216
24,999	GenMark Diagnostics, Inc.(b)	166,993
9,618	Genomic Health, Inc.(b)	516,294
70,939	Geron Corp.(b)(c)	254,671
4,267	Glaukos Corp.(b)	177,550
92	Global Blood Therapeutics, Inc.(b)	3,846
9,376	HealthEquity, Inc.(b)	707,888
15,166	Horizon Pharma PLC(b)	267,377
14,672	Idera Pharmaceuticals, Inc.(b)	83,777
16,761	ImmunoGen, Inc.(b)	155,877
21,751	Innoviva, Inc.(b)	307,777
58,834	Inovio Pharmaceuticals, Inc.(b)	235,924
765	Intercept Pharmaceuticals, Inc.(b)	69,722
5,549	Intersect ENT, Inc.(b)	179,510
3,055	IntriCon Corp.(b)(c)	177,496
735	iRhythm Technologies, Inc.(b)	55,529
10,987	Ironwood Pharmaceuticals, Inc., Class A(b)	211,829
8,132	K2M Group Holdings, Inc.(b)	165,649

Schedule of Investments(a)

790	LeMaitre Vascular, Inc.	$28,440
33,076	Lexicon Pharmaceuticals, Inc.(b)(c)	396,251
3,039	LHC Group, Inc.(b)	261,597
3,318	Ligand Pharmaceuticals, Inc.(b)	724,419
7,142	Medidata Solutions, Inc.(b)	530,722
4,105	Merit Medical Systems, Inc.(b)	222,902
83,613	MiMedx Group, Inc.(b)(c)	355,355
10,520	Momenta Pharmaceuticals, Inc.(b)	311,392
5,468	Neogen Corp.(b)	450,563
50,634	NeoGenomics, Inc.(b)	708,876
2,194	Nevro Corp.(b)	123,434
4,180	Novocure Ltd.(b)	142,120
2,485	NxStage Medical, Inc.(b)	69,754
29,653	Ocular Therapeutix, Inc.(b)(c)	164,574
7,885	Omnicell, Inc.(b)	469,158
344	Optinose, Inc.(b)	7,000
20,944	Oxford Immunotec Global PLC(b)	274,576
18,321	Pacific Biosciences of California, Inc.(b)	69,620
20,981	Pacira Pharmaceuticals, Inc.(b)	843,436
8,633	PTC Therapeutics, Inc.(b)	328,658
226	Puma Biotechnology, Inc.(b)	10,882
3,375	Quanterix Corp.(b)	50,591
10,111	Quidel Corp.(b)	686,132
7,048	Radius Health, Inc.(b)(c)	169,152
12,503	RadNet, Inc.(b)	167,540
5,416	Revance Therapeutics, Inc.(b)	155,710
16,079	Simulations Plus, Inc.	285,402
356	Spark Therapeutics, Inc.(b)	27,312
14,619	Stemline Therapeutics, Inc.(b)	225,133
12,508	Supernus Pharmaceuticals, Inc.(b)	662,299
26,049	T2 Biosystems, Inc.(b)	156,034
6,797	Tabula Rasa HealthCare, Inc.(b)	395,857
788	Tactile Systems Technology, Inc.(b)	37,879
26,421	Tandem Diabetes Care, Inc.(b)(c)	728,163
75,063	Teligent, Inc.(b)(c)	313,763
61,914	TherapeuticsMD, Inc.(b)(c)	323,191
12,425	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	297,579
34,563	TransEnterix, Inc.(b)(c)	184,912
1,504	US Physical Therapy, Inc.	157,544
18,038	Vanda Pharmaceuticals, Inc.(b)	376,092
29,151	Veracyte, Inc.(b)	315,705
22,512	Vericel Corp.(b)	235,250
58,573	ViewRay, Inc.(b)(c)	698,190
11,359	Vocera Communications, Inc.(b)	342,815
5,407	Xencor, Inc.(b)	201,249

		24,517,355

	Industrials - 18.3%
11,217	AAON, Inc.	423,442
12,775	Advanced Drainage Systems, Inc.	357,061
12,328	Aerojet Rocketdyne Holdings, Inc.(b)	415,454
9,494	Air Transport Services Group, Inc.(b)	213,900
461	Allegiant Travel Co.	56,980
7,287	Allied Motion Technologies, Inc.	334,328
4,372	American Woodmark Corp.(b)	364,843
2,769	ASGN, Inc.(b)	250,041
10,280	Atkore International Group, Inc.(b)	243,225
5,672	Avis Budget Group, Inc.(b)	197,669
10,944	Axon Enterprise, Inc.(b)	743,426
2,837	Barrett Business Services, Inc.	260,664
24,032	BG Staffing, Inc.	632,042
36,412	Builders FirstSource, Inc.(b)	652,867
2,483	Cimpress NV (Netherlands)(b)	362,692
5,539	Comfort Systems USA, Inc.	307,691
4,033	Douglas Dynamics, Inc.	198,020
2,820	Dycom Industries, Inc.(b)	251,431
22,100	Energous Corp.(b)(c)	303,212
79,713	Energy Recovery, Inc.(b)(c)	644,878
15,092	Evoqua Water Technologies Corp.(b)	322,063
3,000	Forward Air Corp.	191,700
4,030	Franklin Covey Co.(b)	102,966
471	Generac Holdings, Inc.(b)	25,316

57,428	HC2 Holdings, Inc.(b)	$331,934
8,502	Healthcare Services Group, Inc.(c)	342,290
1,602	Heidrick & Struggles International, Inc.	65,522
4,781	Insperity, Inc.	454,673
13,448	JELD-WEN Holding, Inc.(b)	369,013
1,358	John Bean Technologies Corp.	150,195
15,692	Kforce, Inc.	593,158
108	Lindsay Corp.	10,167
4,388	Omega Flex, Inc.	404,925
7,483	Patrick Industries, Inc.(b)	458,334
30,584	PGT Innovations, Inc.(b)	734,016
3,378	Proto Labs, Inc.(b)	421,068
1,508	RBC Bearings, Inc.(b)	219,233
605	Saia, Inc.(b)	45,587
3,575	Simpson Manufacturing Co., Inc.	260,832
8,783	SiteOne Landscape Supply, Inc.(b)	783,092
14,530	Spartan Motors, Inc.	214,317
4,273	Tennant Co.	347,608
15,214	TPI Composites, Inc.(b)	468,895
3,515	Trex Co., Inc.(b)	273,256
11,355	TriNet Group, Inc.(b)	611,467
421	Universal Logistics Holdings, Inc.	14,103
7,927	US Ecology, Inc.	537,451
2,542	Willdan Group, Inc.(b)	70,871

		16,037,918

	Information Technology - 26.1%
51,342	A10 Networks, Inc.(b)	347,072
22,196	ACM Research, Inc., Class A(b)(c)	287,660
63,981	Aerohive Networks, Inc.(b)	255,924
7,568	Alarm.com Holdings, Inc.(b)	324,440
9,028	Altair Engineering, Inc., Class A(b)	316,883
2,666	Alteryx, Inc., Class A(b)	103,947
32,528	Amber Road, Inc.(b)	276,488
8,442	AppFolio, Inc., Class A(b)	609,512
2,801	Apptio, Inc., Class A(b)	94,030
7,128	Asure Software, Inc.(b)(c)	100,434
2,896	Badger Meter, Inc.	151,026
1,738	Benefitfocus, Inc.(b)	52,314
3,297	Blackbaud, Inc.	329,074
2,016	Blackline, Inc.(b)	86,083
2,392	Bottomline Technologies (DE), Inc.(b)	128,929
13,070	Box, Inc., Class A(b)	313,157
12,876	Carbonite, Inc.(b)	441,647
8,600	Cargurus, Inc., Class A(b)	372,810
19,171	Cision Ltd.(b)	289,099
6,426	Cloudera, Inc.(b)	86,044
3,292	CommVault Systems, Inc.(b)	213,651
11,735	Cornerstone OnDemand, Inc.(b)	579,709
1,752	Coupa Software, Inc.(b)	107,415
54,935	Eastman Kodak Co.(b)(c)	173,045
3,159	Ebix, Inc.	250,667
5,063	Ellie Mae, Inc.(b)	502,351
29,277	Endurance International Group Holdings, Inc.(b)	240,071
9,490	Entegris, Inc.	333,573
7,338	Envestnet, Inc.(b)	430,007
1,935	ePlus, Inc.(b)	190,888
2,588	Etsy, Inc.(b)	105,746
7,525	Everbridge, Inc.(b)	338,474
54,643	Extreme Networks, Inc.(b)	464,465
9,852	Five9, Inc.(b)	314,279
3,660	ForeScout Technologies, Inc.(b)	124,294
11,251	Glu Mobile, Inc.(b)	59,968
3,903	GTT Communications, Inc.(b)(c)	173,488
19,581	Hortonworks, Inc.(b)	341,101
4,787	HubSpot, Inc.(b)	594,067
5,120	Ichor Holdings Ltd.(b)(c)	107,520
20,407	Immersion Corp.(b)	286,514
9,224	Imperva, Inc.(b)	426,610
4,097	Impinj, Inc.(b)(c)	87,307
9,488	Instructure, Inc.(b)	367,186
5,600	Integrated Device Technology, Inc.(b)	192,808

Schedule of Investments(a)

46,192	Iteris, Inc.(b)	$226,803
33,882	Lattice Semiconductor Corp.(b)	260,553
11,360	LivePerson, Inc.(b)	263,552
2,483	Mesa Laboratories, Inc.	502,137
14,230	MINDBODY, Inc., Class A(b)	531,490
28,373	Mitek Systems, Inc.(b)	239,752
77,564	Mobileiron, Inc.(b)	364,551
9,032	Nanometrics, Inc.(b)	340,145
3,291	New Relic, Inc.(b)	321,531
5,823	Novanta, Inc.(b)	363,064
3,193	OneSpan, Inc.(b)	52,046
71,938	Pandora Media, Inc.(b)	484,862
850	Park City Group, Inc.(b)	7,013
12,211	Paylocity Holding Corp.(b)	708,238
3,852	Plantronics, Inc.	264,478
1,546	Progress Software Corp.	56,877
10,097	Q2 Holdings, Inc.(b)	597,238
1,720	Quantenna Communications, Inc.(b)	27,400
3,374	QuinStreet, Inc.(b)	44,739
10,940	Rapid7, Inc.(b)	304,241
31,437	Remark Holdings, Inc.(b)(c)	113,173
1,210	Rudolph Technologies, Inc.(b)	34,606
3,917	ShotSpotter, Inc.(b)	167,138
9,008	Shutterstock, Inc.	414,999
10,401	SMART Global Holdings, Inc.(b)(c)	317,543
6,267	SPS Commerce, Inc.(b)	537,646
18,186	TechTarget, Inc.(b)	516,846
1,317	Trade Desk, Inc. (The), Class A(b)	111,049
33,263	TrueCar, Inc.(b)	369,885
7,896	Tucows, Inc., Class A(b)(c)	463,890
2,491	Upland Software, Inc.(b)	78,018
23,037	USA Technologies, Inc.(b)	309,848
4,381	Varonis Systems, Inc.(b)	261,874
4,899	Veritone, Inc.(b)	73,142
7,372	Virtusa Corp.(b)	389,463
3,817	Workiva, Inc., Class A(b)	96,379
5,886	XO Group, Inc.(b)	165,867
9,356	Yelp, Inc., Class A(b)	345,049
7,371	Yext, Inc.(b)	155,823
2,674	Zix Corp.(b)	14,279

		22,869,004

	Materials - 2.4%
273	Balchem Corp.	27,379
2,522	Chase Corp.	311,467
72,533	Forterra, Inc.(b)(c)	656,424
8,402	KapStone Paper and Packaging Corp.	292,222
10,592	Summit Materials, Inc., Class A(b)	265,859
10,427	US Concrete, Inc.(b)	526,563

		2,079,914

	Real Estate - 0.1%
6,151	Newmark Group, Inc., Class A	85,745

	Telecommunication Services - 1.3%
9,774	Boingo Wireless, Inc.(b)	225,877
524	Cogent Communications Holdings, Inc.	27,222
14,284	Ooma, Inc.(b)	229,973
18,771	Shenandoah Telecommunications Co.	619,443
78	Vonage Holdings Corp.(b)	999

		1,103,514

	Utilities - 0.0%
2,010	Spark Energy, Inc., Class A	17,185

	Total Common Stocks (Cost $81,247,021)	87,583,447

	Money Market Fund - 0.1%
53,934	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $53,934)	53,934

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $81,300,955) - 100.1%	$87,637,381

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.9%
10,498,536	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $10,498,536)	10,498,536

	Total Investments in Securities (Cost $91,799,491) - 112.0%	98,135,917
	Other assets less liabilities - (12.0)%	(10,540,100)

	Net Assets - 100.0%	$87,595,817

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 2000 Pure Value ETF (PXSV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 12.0%
2,855	Abercrombie & Fitch Co., Class A	$67,635
977	Acushnet Holdings Corp.	23,614
8,811	Adtalem Global Education, Inc.(b)	480,640
3,774	AMC Entertainment Holdings, Inc., Class A(c)	61,516
6,518	American Axle & Manufacturing Holdings, Inc.(b)	108,981
5,819	Ascena Retail Group, Inc.(b)	21,414
74,694	Barnes & Noble, Inc.	455,633
25,844	Big 5 Sporting Goods Corp.(c)	166,694
8,631	Cato Corp. (The), Class A	214,912
3,621	Chico’s FAS, Inc.	31,503
21,420	Container Store Group, Inc. (The)(b)	142,015
19,156	Cooper Tire & Rubber Co.	546,904
17,068	Del Taco Restaurants, Inc.(b)	220,860
760	Dillard’s, Inc., Class A(c)	61,005
7,654	E.W. Scripps Co. (The), Class A	100,267
23,216	El Pollo Loco Holdings, Inc.(b)	269,306
2,941	Emerald Expositions Events, Inc.	56,761
6,029	Ethan Allen Interiors, Inc.	135,652
5,003	Express, Inc.(b)	48,179
98,962	Fluent, Inc.(b)(c)	232,561
22,097	GameStop Corp., Class A(c)	318,418
28,948	Gannett Co., Inc.	305,980
604	Genesco, Inc.(b)	24,583
250	Gray Television, Inc.(b)	3,863
3,485	Haverty Furniture Cos., Inc.	69,003
1,977	International Speedway Corp., Class A	85,604
217,025	J.C. Penney Co., Inc.(b)(c)	531,711
20,098	Motorcar Parts of America, Inc.(b)	434,117
11,908	National CineMedia, Inc.	98,360
160,061	Office Depot, Inc.	401,753
17,903	Perry Ellis International, Inc.(b)	502,000
22,852	PICO Holdings, Inc.	276,509
54,265	Pier 1 Imports, Inc.	117,212
9,408	Red Lion Hotels Corp.(b)	117,600
19,633	Regis Corp.(b)	342,792
2,226	Rocky Brands, Inc.	57,542
11,087	Scholastic Corp.	462,993
25,897	Speedway Motorsports, Inc.	457,082
4,143	Superior Industries International, Inc.	76,024
5,132	Tower International, Inc.	165,764
8,543	Unifi, Inc.(b)	257,742
32,199	Vera Bradley, Inc.(b)	427,925
4,948	Weyco Group, Inc.	172,438

		9,153,067

	Consumer Staples - 4.4%
10,320	Alliance One International, Inc.(b)(c)	169,248
893	Andersons, Inc. (The)	31,478
51,950	Dean Foods Co.	510,149
11,523	Edgewell Personal Care Co.(b)	620,629
38,262	Natural Grocers by Vitamin Cottage, Inc.(b)	507,737
28,643	Rite Aid Corp.(b)(c)	57,573
1,958	Sanderson Farms, Inc.	197,425
30,067	Smart & Final Stores, Inc.(b)	177,395
56	SpartanNash Co.	1,342
26,849	SUPERVALU, Inc.(b)	867,760
2,741	Universal Corp.	189,403
1,380	Weis Markets, Inc.	70,559

		3,400,698

	Energy - 11.1%
22,218	Approach Resources, Inc.(b)(c)	$51,101
2,908	Basic Energy Services, Inc.(b)	32,802
12,362	Bristow Group, Inc.	172,821
87,747	Clean Energy Fuels Corp.(b)	250,079
147,664	Cloud Peak Energy, Inc.(b)	385,403
128,401	DHT Holdings, Inc.	545,704
29,331	Diamond Offshore Drilling, Inc.(b)(c)	563,155
13,359	Era Group, Inc.(b)	188,763
73,524	Frontline Ltd. (Norway)(c)	375,708
2,930	Green Plains, Inc.	48,638
10,362	Gulfmark Offshore, Inc.(b)	390,544
9,312	Gulfport Energy Corp.(b)	107,181
15,550	Halcon Resources Corp.(b)	60,801
9,533	HighPoint Resources Corp.(b)	62,346
16,940	International Seaways, Inc.(b)	368,784
23,648	McDermott International, Inc.(b)	425,900
5,124	Midstates Petroleum Co., Inc.(b)	67,176
34,231	Noble Corp. PLC(b)	199,909
138,657	Nordic American Tankers Ltd.	311,978
19,913	Ocean Rig UDW, Inc. (Cyprus)(b)	558,360
115,526	Overseas Shipholding Group, Inc., Class A(b)	415,894
4,536	Peabody Energy Corp.	192,735
1,814	Rowan Cos. PLC, Class A(b)	26,267
32,628	Scorpio Tankers, Inc. (Monaco)	70,150
3,153	SEACOR Holdings, Inc.(b)	166,384
6,584	SEACOR Marine Holdings, Inc.(b)	166,575
5,601	SemGroup Corp., Class A	140,865
33,693	Ship Finance International Ltd. (Norway)	490,233
6,994	SilverBow Resources, Inc.(b)	213,107
594	Talos Energy, Inc.(b)	22,061
45,322	Teekay Corp. (Bermuda)(c)	315,894
12,186	Tidewater, Inc.(b)	418,345
26,558	Ultra Petroleum Corp.(b)(c)	47,008
3,102	Unit Corp.(b)	77,240
19,929	World Fuel Services Corp.	554,624

		8,484,535

	Financials - 26.7%
7,296	American Equity Investment Life Holding Co.	260,686
99,534	Anworth Mortgage Asset Corp. REIT	501,651
19,408	Arbor Realty Trust, Inc. REIT	220,669
22,764	Arlington Asset Investment Corp., Class A(c)	239,477
14,106	ARMOUR Residential REIT, Inc. REIT	335,300
1,166	Associated Capital Group, Inc., Class A	43,433
6,152	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	146,233
11,990	Bancorp, Inc. (The)(b)	116,423
168	BankFinancial Corp.	2,812
594	Beneficial Bancorp, Inc.	9,652
7,575	Berkshire Hills Bancorp, Inc.	307,545
7,131	Boston Private Financial Holdings, Inc.	102,686
13,811	Cannae Holdings, Inc.(b)	252,051
8,898	Capitol Federal Financial, Inc.	116,297
56,780	Capstead Mortgage Corp. REIT	475,249
4,374	CBTX, Inc.(c)	163,500
6,827	Civista Bancshares, Inc.	168,832
1,766	CNO Financial Group, Inc.	35,938
3,410	Community Bank System, Inc.	215,683
6,032	Community Trust Bancorp, Inc.	294,512
24,012	Dime Community Bancshares, Inc.	413,006
63,985	Dynex Capital, Inc. REIT	425,500
6,631	eHealth, Inc.(b)	157,420
8,683	Employers Holdings, Inc.	403,325
49,106	Exantas Capital Corp. REIT	515,122
21,094	EZCORP, Inc., Class A(b)	241,526
1,195	Farmers Capital Bank Corp.	67,279
1,849	FBL Financial Group, Inc., Class A	151,063
23,749	FGL Holdings(b)	214,216
4,414	Financial Institutions, Inc.	139,924

Schedule of Investments(a)

3,372	First Bancshares, Inc. (The)	$129,991
1,363	First Commonwealth Financial Corp.	22,994
2,702	First Community Bancshares, Inc.	87,896
6,594	First Financial Corp.	338,932
3,516	First Internet Bancorp	111,809
5,308	First Mid-Illinois Bancshares, Inc.	213,965
7,635	First United Corp.	142,775
3,873	Flagstar Bancorp, Inc.(b)	131,876
7,649	Flushing Financial Corp.	191,837
333	Franklin Financial Network, Inc.(b)	13,037
782	Fulton Financial Corp.	13,568
150,243	Genworth Financial, Inc., Class A(b)	691,118
6,904	Great Southern Bancorp, Inc.	407,681
10,764	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	210,867
2,536	Heartland Financial USA, Inc.	148,990
16,725	HomeStreet, Inc.(b)	495,060
4,179	Hope Bancorp, Inc.	70,124
82	Horace Mann Educators Corp.	3,583
4,355	Horizon Bancorp, Inc.	91,499
1,289	IBERIABANK Corp.	107,116
1,573	International Bancshares Corp.	69,920
11,565	Invesco Mortgage Capital, Inc. REIT(d)	191,863
10,110	Lakeland Bancorp, Inc.	196,134
23,188	Luther Burbank Corp.	252,285
4,795	Mercantile Bank Corp.	170,318
47,468	MGIC Investment Corp.(b)	592,401
21,604	MTGE Investment Corp. REIT	433,160
728	National Western Life Group, Inc., Class A	235,872
3,902	NBT Bancorp, Inc.	157,016
3,801	Nelnet, Inc., Class A	223,423
85,515	New York Mortgage Trust, Inc. REIT(c)	531,048
5,270	Nicolet Bankshares, Inc.(b)	291,695
20,208	Northwest Bancshares, Inc.	364,148
39,493	Ocwen Financial Corp.(b)	157,182
6,416	OFG Bancorp	106,826
14,533	Old National Bancorp	282,667
7,496	Oppenheimer Holdings, Inc., Class A	221,507
53,719	Orchid Island Capital, Inc. REIT(c)	436,735
20,596	Oritani Financial Corp.	329,536
6,505	Parke Bancorp, Inc.	153,518
16,659	PennyMac Financial Services, Inc., Class A(b)	319,020
15,632	PennyMac Mortgage Investment Trust REIT	301,541
4,369	Peoples Bancorp, Inc.	158,245
40,779	PHH Corp.(b)	443,268
3,840	ProAssurance Corp.	158,592
8,024	Provident Financial Services, Inc.	204,933
9,232	Radian Group, Inc.	176,793
30,171	Redwood Trust, Inc. REIT	507,175
804	Safety Insurance Group, Inc.	73,646
122	SmartFinancial, Inc.(b)	3,135
2,995	Towne Bank	96,739
4,376	TPG RE Finance Trust, Inc. REIT	90,233
20,032	TrustCo Bank Corp. NY	182,291
8,708	Trustmark Corp.	306,435
1,205	Union Bankshares Corp.	48,815
9,003	United Bankshares, Inc.	332,661
5,869	United Community Financial Corp.	61,331
255	United Financial Bancorp, Inc.	4,465
7,106	Univest Corp. of Pennsylvania	193,994
12,961	Waddell & Reed Financial, Inc., Class A	268,422
6,502	Washington Federal, Inc.	218,142
8,628	WesBanco, Inc.	421,650
80,102	WMIH Corp.(b)	108,939

		20,439,447

	Health Care - 3.7%
11,077	AngioDynamics, Inc.(b)	234,168
8,322	Ardelyx, Inc.(b)	33,704
3,171	Avanos Medical, Inc.(b)	175,039
2,782	Brookdale Senior Living, Inc.(b)	26,680

47,282	Chimerix, Inc.(b)	$211,351
3,928	Concert Pharmaceuticals, Inc.(b)	62,809
10,527	Five Prime Therapeutics, Inc.(b)	156,852
15,399	Invacare Corp.	274,872
30,447	Mallinckrodt PLC(b)	713,982
197,334	PDL BioPharma, Inc.(b)	495,308
20,058	Prothena Corp. PLC (Ireland)(b)	298,062
43,469	Tetraphase Pharmaceuticals, Inc.(b)	124,756

		2,807,583

	Industrials - 10.5%
3,800	ABM Industries, Inc.	118,560
109,374	Acacia Research Corp.(b)	415,621
9,166	ACCO Brands Corp.	117,325
19,021	Aircastle Ltd.	394,305
8,572	Ameresco, Inc., Class A(b)	114,865
2,040	American Railcar Industries, Inc.(c)	92,963
1,366	Atlas Air Worldwide Holdings, Inc.(b)	91,590
39,924	Babcock & Wilcox Enterprises, Inc.(b)	85,837
17,083	Briggs & Stratton Corp.	302,198
3,177	CBIZ, Inc.(b)	69,894
3,259	CECO Environmental Corp.	22,389
40,952	Costamare, Inc. (Monaco)	284,207
73,074	Eagle Bulk Shipping, Inc.(b)	420,176
4,938	Encore Wire Corp.	240,728
11,537	Engility Holdings, Inc.(b)	399,180
7,614	Ennis, Inc.	165,605
378	Essendant, Inc.	6,286
5,742	Esterline Technologies Corp.(b)	489,793
4,898	FreightCar America, Inc.	89,682
808	FTI Consulting, Inc.(b)	63,800
1,800	GATX Corp.	148,212
22,779	Genco Shipping & Trading Ltd.(b)	338,268
4,113	Great Lakes Dredge & Dock Corp.(b)	22,210
15,311	Hertz Global Holdings, Inc.(b)	233,187
8,680	Huron Consulting Group, Inc.(b)	378,882
21,681	KBR, Inc.	433,186
10,038	Kelly Services, Inc., Class A	243,823
20,897	LSC Communications, Inc.	313,873
7,583	Manitowoc Co., Inc. (The)(b)	200,874
81	Navigant Consulting, Inc.(b)	1,763
12,408	Northwest Pipe Co.(b)	242,700
3,651	NOW, Inc.(b)	54,582
1,460	Park-Ohio Holdings Corp.	54,677
11,159	Powell Industries, Inc.	408,977
109	Preformed Line Products Co.	9,570
4,143	Quanex Building Products Corp.	73,331
10,955	RR Donnelley & Sons Co.	64,634
117,491	Safe Bulkers, Inc. (Greece)(b)	390,070
1,797	Scorpio Bulkers, Inc.	13,567
14,884	Titan Machinery, Inc.(b)	225,344
5,734	Triumph Group, Inc.	119,554
1,479	Veritiv Corp.(b)	56,646

		8,012,934

	Information Technology - 7.7%
10,122	ADTRAN, Inc.	164,482
7,456	Alpha & Omega Semiconductor Ltd.(b)	99,612
2,168	Anixter International, Inc.(b)	158,047
14,225	Avaya Holdings Corp.(b)	292,751
24,272	AVX Corp.	504,372
14,428	Benchmark Electronics, Inc.	349,158
4,916	Cars.com, Inc.(b)	139,467
12,448	Ciena Corp.(b)	316,179
38,453	Digi International, Inc.(b)	519,116
20,519	Finisar Corp.(b)	345,745
54,389	Harmonic, Inc.(b)	250,189
2,319	Kimball Electronics, Inc.(b)	47,192
33,677	Knowles Corp.(b)	584,633
6,674	ManTech International Corp., Class A	399,439
11,121	Maxwell Technologies, Inc.(b)(c)	51,045
36,844	NeoPhotonics Corp.(b)(c)	234,696
4,532	NetScout Systems, Inc.(b)	121,458
45,149	Ribbon Communications, Inc.(b)	306,336

Schedule of Investments(a)

7,062	Sanmina Corp.(b)	$205,504
11,413	Stratasys Ltd.(b)	221,640
2,988	Sykes Enterprises, Inc.(b)	88,624
1,392	Tech Data Corp.(b)	116,107
26,338	TiVo Corp.	320,007
883	ViaSat, Inc.(b)(c)	62,110

		5,897,909

	Materials - 1.9%
30,071	AgroFresh Solutions, Inc.(b)	213,805
10,265	Clearwater Paper Corp.(b)	231,989
1,503	FutureFuel Corp.	20,681
52,621	Intrepid Potash, Inc.(b)	224,692
20,258	LSB Industries, Inc.(b)	133,095
27	Materion Corp.	1,693
5,261	Olympic Steel, Inc.	116,321
14,815	P.H. Glatfelter Co.	242,521
913	Stepan Co.	79,960
8,700	SunCoke Energy, Inc.(b)	99,267
7,824	TimkenSteel Corp.(b)	108,754

		1,472,778

	Real Estate - 15.4%
13,324	Acadia Realty Trust REIT	360,814
4,797	Agree Realty Corp. REIT	255,392
2,073	Alexander & Baldwin, Inc. REIT	49,648
25,061	Ashford Hospitality Trust, Inc. REIT	197,982
38,969	Braemar Hotels & Resorts, Inc. REIT	445,416
24,478	CatchMark Timber Trust, Inc., Class A REIT	304,017
98,995	CBL & Associates Properties, Inc. REIT(c)	539,523
87,231	Cedar Realty Trust, Inc. REIT	415,220
12,587	Chatham Lodging Trust REIT	271,124
1,288	Chesapeake Lodging Trust REIT	41,242
11,811	CoreCivic, Inc. REIT	302,834
13,344	CorEnergy Infrastructure Trust, Inc. REIT	507,472
41,132	Cousins Properties, Inc.	383,350
27,526	DiamondRock Hospitality Co.	328,110
11,023	Education Realty Trust, Inc. REIT	455,911
34,375	Franklin Street Properties Corp. REIT	302,844
28,139	Front Yard Residential Corp. REIT	271,823
2,719	Getty Realty Corp. REIT	77,899
50,075	Global Medical REIT, Inc. REIT	423,134
31,974	Government Properties Income Trust REIT	481,848
3,336	Gramercy Property Trust REIT	91,373
7,873	Healthcare Realty Trust, Inc. REIT	233,907
52,643	Independence Realty Trust, Inc. REIT	534,327
7,791	Industrial Logistics Properties Trust REIT	179,972
34,805	Investors Real Estate Trust REIT	190,731
9,059	Kite Realty Group Trust REIT	152,825
5,704	LaSalle Hotel Properties REIT	197,758
28,766	Lexington Realty Trust REIT	252,853
15,098	Mack-Cali Realty Corp. REIT	293,958
20,579	MedEquities Realty Trust, Inc. REIT	230,485
9,054	NorthStar Realty Europe Corp. REIT	123,949
6,704	Piedmont Office Realty Trust, Inc., Class A	132,605
26,623	Ramco-Gershenson Properties Trust REIT	350,092
1,045	RLJ Lodging Trust REIT	23,607
11,440	Sabra Health Care REIT, Inc. REIT	247,218
14,094	Safety Income & Growth, Inc. REIT	250,873
2,693	Seritage Growth Properties, Class A REIT(c)	113,941
26,852	Summit Hotel Properties, Inc. REIT	379,956
28,160	Sunstone Hotel Investors, Inc. REIT	458,163
2,905	Tejon Ranch Co.(b)	67,977
13,054	Tier REIT, Inc.	310,294
47,643	Washington Prime Group, Inc. REIT	382,573
6,972	Whitestone REIT REIT	90,636
1,433	Xenia Hotels & Resorts, Inc. REIT	34,951

		11,740,627

	Telecommunication Services - 2.4%
7,079	ATN International, Inc.	452,207
30,623	Consolidated Communications Holdings, Inc.	390,137

34,855	Iridium Communications, Inc.(b)	$602,991
25,976	Spok Holdings, Inc.	376,652

		1,821,987

	Utilities - 4.2%
1,299	ALLETE, Inc.	100,712
14,395	AquaVenture Holdings Ltd.(b)	238,093
85,355	Atlantic Power Corp.(b)	187,781
8,073	Avista Corp.	408,332
4,803	Black Hills Corp.	288,036
8,442	Consolidated Water Co. Ltd. (Cayman Islands)	118,610
639	El Paso Electric Co.	39,810
2,121	Northwest Natural Gas Co.	138,183
8,409	NorthWestern Corp.	498,906
2,985	NRG Yield, Inc., Class C	55,521
486	ONE Gas, Inc.	37,441
545	Ormat Technologies, Inc.	29,566
180	Pattern Energy Group, Inc., Class A	3,343
5,567	PNM Resources, Inc.	219,062
9,878	Portland General Electric Co.	448,066
5,343	Spire, Inc.	382,559

		3,194,021

	Total Common Stocks & Other Equity Interests (Cost $72,234,789)	76,425,586

	Money Market Fund - 0.2%
143,561	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $143,561)	143,561

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $72,378,350) - 100.2%	76,569,147

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.0%
4,597,478	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $4,597,478)	4,597,478

	Total Investments in Securities (Cost $76,975,828) - 106.2%	81,166,625
	Other assets less liabilities - (6.2)%	(4,734,960)

	Net Assets - 100.0%	$76,431,665

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$407,568	$136,338	$(357,160)	$(10,815)	$15,932	$191,863	$4,857

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Midcap Equal Weight ETF (EQWM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 10.3%
474	Adient PLC	$22,577
171	Advance Auto Parts, Inc.	24,150
337	AMC Networks, Inc., Class A(b)	20,318
222	Aptiv PLC	21,772
573	Aramark	23,040
464	AutoNation, Inc.(b)	22,518
34	AutoZone, Inc.(b)	23,988
311	Best Buy Co., Inc.	23,334
466	BorgWarner, Inc.	21,445
215	Bright Horizons Family Solutions, Inc.(b)	23,003
335	Brunswick Corp.	21,540
148	Burlington Stores, Inc.(b)	22,616
33	Cable One, Inc.	23,887
1,963	Caesars Entertainment Corp.(b)	22,182
311	CarMax, Inc.(b)	23,225
212	Carter’s, Inc.	22,224
413	CBS Corp., Class B	21,753
51	Chipotle Mexican Grill, Inc.(b)	22,117
279	Choice Hotels International, Inc.	21,650
641	Cinemark Holdings, Inc.	23,025
250	Columbia Sportswear Co.	21,745
529	D.R. Horton, Inc.	23,117
247	Darden Restaurants, Inc.	26,414
609	Dick’s Sporting Goods, Inc.	20,791
893	Discovery, Inc., Class A(b)(c)	23,736
668	DISH Network Corp., Class A(b)	21,082
236	Dollar General Corp.	23,163
258	Dollar Tree, Inc.(b)	23,550
83	Domino’s Pizza, Inc.	21,801
333	Dunkin’ Brands Group, Inc.	23,187
184	Expedia Group, Inc.	24,627
1,056	Extended Stay America, Inc.	22,482
414	Floor & Decor Holdings, Inc., Class A(b)	19,768
395	Foot Locker, Inc.	19,280
727	Gap, Inc. (The)	21,934
368	Garmin Ltd.	22,982
509	GCI Liberty, Inc., Class A(b)	24,488
903	Gentex Corp.	20,950
242	Genuine Parts Co.	23,549
907	Goodyear Tire & Rubber Co. (The)	21,958
38	Graham Holdings Co., Class B	21,242
199	Grand Canyon Education, Inc.(b)	23,189
958	H&R Block, Inc.	24,103
1,129	Hanesbrands, Inc.	25,132
515	Harley-Davidson, Inc.	22,088
249	Hasbro, Inc.	24,803
585	Hilton Grand Vacations, Inc.(b)	20,235
275	Hilton Worldwide Holdings, Inc.	21,631
274	Hyatt Hotels Corp., Class A	21,435
872	International Game Technology PLC	22,044
966	Interpublic Group of Cos., Inc. (The)	21,783
323	John Wiley & Sons, Inc., Class A	20,397
311	Kohl’s Corp.	22,974
633	L Brands, Inc.	20,047
112	Lear Corp.	20,175
515	Leggett & Platt, Inc.	22,439
429	Lennar Corp., Class A	22,424
298	Liberty Broadband Corp., Class C(b)	23,682
682	Liberty Media Corp.-Liberty Formula One, Class C(b)	24,041

489	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	$23,095
909	Lions Gate Entertainment Corp., Class A	21,680
489	Live Nation Entertainment, Inc.(b)	24,098
687	LKQ Corp.(b)	23,028
181	Lululemon Athletica, Inc.(b)	21,711
606	Macy’s, Inc.	24,076
83	Madison Square Garden Co. (The), Class A(b)	25,911
1,271	Mattel, Inc.	20,171
724	MGM Resorts International	22,712
346	Michael Kors Holdings Ltd.(b)	23,089
1,207	Michaels Cos., Inc. (The)(b)	24,635
106	Mohawk Industries, Inc.(b)	19,966
863	Newell Brands, Inc.	22,602
1,421	News Corp., Class A	21,414
457	Nordstrom, Inc.	23,951
418	Norwegian Cruise Line Holdings Ltd.(b)	20,913
7	NVR, Inc.(b)	19,316
302	Omnicom Group, Inc.	20,787
81	O’Reilly Automotive, Inc.(b)	24,786
452	Penske Automotive Group, Inc.	23,594
176	Polaris Industries, Inc.	18,554
150	Pool Corp.	22,988
739	PulteGroup, Inc.	21,054
142	PVH Corp.	21,800
1,061	Qurate Retail, Inc., Class A(b)	22,589
164	Ralph Lauren Corp., Class A	22,137
269	Ross Stores, Inc.	23,519
201	Royal Caribbean Cruises Ltd.	22,665
645	Service Corp. International	25,381
386	ServiceMaster Global Holdings, Inc.(b)	21,998
3,085	Sirius XM Holdings, Inc.(c)	21,657
315	Six Flags Entertainment Corp.	20,459
786	Skechers U.S.A., Inc., Class A(b)	21,788
500	Tapestry, Inc.	23,560
454	Tempur Sealy International, Inc.(b)	22,187
231	Thor Industries, Inc.	21,910
168	Tiffany & Co.	23,110
583	Toll Brothers, Inc.	20,557
306	Tractor Supply Co.	23,880
593	Tribune Media Co., Class A	20,073
394	TripAdvisor, Inc.(b)	22,848
92	Ulta Beauty, Inc.(b)	22,484
970	Under Armour, Inc., Class A(b)(c)	19,371
495	Urban Outfitters, Inc.(b)	21,978
81	Vail Resorts, Inc.	22,426
271	VF Corp.	24,951
788	Viacom, Inc., Class B	22,891
172	Visteon Corp.(b)	20,138
208	Wayfair, Inc., Class A(b)	22,635
1,293	Wendy’s Co. (The)	21,567
146	Whirlpool Corp.	19,141
374	Williams-Sonoma, Inc.	21,875
263	Wyndham Destinations, Inc.	12,130
376	Wyndham Hotels & Resorts, Inc.	21,808
129	Wynn Resorts Ltd.	21,515
555	Yum China Holdings, Inc. (China)	20,024

		2,556,015

	Consumer Staples - 11.1%
1,922	Archer-Daniels-Midland Co.	92,756
1,644	Brown-Forman Corp., Class B	87,494
1,233	Bunge Ltd.	85,237
2,380	Campbell Soup Co.	97,342
877	Casey’s General Stores, Inc.	95,926
1,746	Church & Dwight Co., Inc.	97,601
680	Clorox Co. (The)	91,916
2,279	Conagra Brands, Inc.	83,662
1,597	Coty, Inc., Class A	21,416
1,457	Energizer Holdings, Inc.	92,782
4,289	Flowers Foods, Inc.	87,496
3,092	Hain Celestial Group, Inc. (The)(b)	87,936

Schedule of Investments(a)

1,611	Herbalife Nutrition Ltd.(b)	$83,176
944	Hershey Co. (The)	92,710
2,409	Hormel Foods Corp.	86,652
769	Ingredion, Inc.	77,900
838	JM Smucker Co. (The)	93,119
1,306	Kellogg Co.	92,765
714	Keurig Dr Pepper, Inc.	17,143
3,323	Kroger Co. (The)	96,367
1,320	Lamb Weston Holdings, Inc.	92,756
820	McCormick & Co., Inc.	96,383
1,303	Molson Coors Brewing Co., Class B	87,301
1,043	Nu Skin Enterprises, Inc., Class A	75,982
4,212	Pilgrim’s Pride Corp.(b)	75,058
1,356	Pinnacle Foods, Inc.	90,065
1,024	Post Holdings, Inc.(b)	88,637
22	Seaboard Corp.	80,036
1,100	Spectrum Brands Holdings, Inc.	96,107
4,061	Sprouts Farmers Market, Inc.(b)	87,271
1,664	TreeHouse Foods, Inc.(b)	79,023
1,227	Tyson Foods, Inc., Class A	70,737
2,333	US Foods Holding Corp.(b)	78,879

		2,759,631

	Energy - 11.0%
457	Andeavor	68,577
3,207	Antero Resources Corp.(b)	65,872
1,478	Apache Corp.	67,988
1,662	Apergy Corp.(b)	68,142
2,688	Cabot Oil & Gas Corp.	63,168
3,777	Centennial Resource Development, Inc., Class A(b)	67,835
977	Cheniere Energy, Inc.(b)	62,039
13,395	Chesapeake Energy Corp.(b)	63,224
732	Cimarex Energy Co.	72,175
3,734	CNX Resources Corp.(b)	60,790
998	Concho Resources, Inc.(b)	145,558
987	Continental Resources, Inc.(b)	63,040
1,520	Devon Energy Corp.	68,415
546	Diamondback Energy, Inc.	72,045
993	Energen Corp.(b)	73,661
1,130	EQT Corp.	56,138
4,213	Extraction Oil & Gas, Inc.(b)	63,701
964	Helmerich & Payne, Inc.	59,141
1,039	Hess Corp.	68,190
870	HollyFrontier Corp.	64,885
7,874	Kosmos Energy Ltd. (Ghana)(b)	59,685
3,004	Marathon Oil Corp.	63,444
1,893	Murphy Oil Corp.	62,961
9,086	Nabors Industries Ltd.	54,334
1,504	National Oilwell Varco, Inc.	73,124
2,172	Newfield Exploration Co.(b)	62,380
1,834	Noble Energy, Inc.	66,189
915	ONEOK, Inc.	64,453
2,285	Parsley Energy, Inc., Class A(b)	71,818
3,395	Patterson-UTI Energy, Inc.	58,394
1,324	PBF Energy, Inc., Class A	61,831
5,312	QEP Resources, Inc.(b)	55,192
3,925	Range Resources Corp.	60,563
4,466	RPC, Inc.(c)	66,097
2,594	SM Energy Co.	71,361
1,307	Targa Resources Corp.	66,748
5,148	Transocean Ltd.(b)	66,255
18,134	Weatherford International PLC(b)	61,474
1,228	Whiting Petroleum Corp.(b)	60,970
2,332	Williams Cos., Inc. (The)	69,377
3,569	WPX Energy, Inc.(b)	66,990

		2,738,224

	Financials - 5.8%
82	Affiliated Managers Group, Inc.	13,121
668	AGNC Investment Corp. REIT	13,006
22	Alleghany Corp.	13,844
482	Ally Financial, Inc.	12,898
116	American Financial Group, Inc.	13,072

106	American National Insurance Co.	$13,673
86	Ameriprise Financial, Inc.	12,528
1,207	Annaly Capital Management, Inc. REIT	12,939
469	Arch Capital Group Ltd.(b)	14,333
192	Arthur J. Gallagher & Co.	13,699
299	Aspen Insurance Holdings Ltd. (Bermuda)	12,095
452	Associated Banc-Corp.	12,204
133	Assurant, Inc.	14,670
339	Assured Guaranty Ltd.	13,194
272	Athene Holding Ltd., Class A(b)	12,477
599	AXA Equitable Holdings, Inc.(b)	13,172
224	Axis Capital Holdings Ltd.	12,669
149	Bank of Hawaii Corp.	11,993
261	Bank OZK	10,675
290	BankUnited, Inc.	11,269
1,069	BGC Partners, Inc., Class A	11,481
124	BOK Financial Corp.	12,069
281	Brighthouse Financial, Inc.(b)	12,204
448	Brown & Brown, Inc.	13,108
122	Cboe Global Markets, Inc.	11,850
687	Chimera Investment Corp. REIT	13,122
184	Cincinnati Financial Corp.	13,916
247	CIT Group, Inc.	13,074
307	Citizens Financial Group, Inc.	12,212
268	CNA Financial Corp.	12,537
133	Comerica, Inc.	12,893
194	Commerce Bancshares, Inc.	12,959
35	Credit Acceptance Corp.(b)	13,426
112	Cullen/Frost Bankers, Inc.	12,375
169	Discover Financial Services	12,068
196	E*TRADE Financial Corp.(b)	11,723
181	East West Bancorp, Inc.	11,718
231	Eaton Vance Corp.	12,273
108	Erie Indemnity Co., Class A	13,418
114	Evercore, Inc., Class A	12,882
56	Everest Re Group Ltd.	12,228
921	F.N.B. Corp.	11,816
59	FactSet Research Systems, Inc.	11,880
332	Fidelity National Financial, Inc.	13,446
412	Fifth Third Bancorp	12,191
245	First American Financial Corp.	13,720
29	First Citizens BancShares, Inc., Class A	11,798
416	First Hawaiian, Inc.	11,756
665	First Horizon National Corp.	11,897
127	First Republic Bank	12,555
383	Franklin Resources, Inc.	13,145
106	Hanover Insurance Group, Inc. (The)	13,294
239	Hartford Financial Services Group, Inc. (The)	12,595
823	Huntington Bancshares, Inc.	12,707
181	Interactive Brokers Group, Inc., Class A	10,835
467	Invesco Ltd.(d)	12,604
564	Jefferies Financial Group, Inc.	13,677
618	KeyCorp	12,898
236	Lazard Ltd., Class A	12,815
354	Legg Mason, Inc.	12,082
187	Lincoln National Corp.	12,735
256	Loews Corp.	13,000
181	LPL Financial Holdings, Inc.	11,998
73	M&T Bank Corp.	12,655
12	Markel Corp.(b)	14,040
58	MarketAxess Holdings, Inc.	11,239
268	Mercury General Corp.	13,783
1,628	MFA Financial, Inc. REIT	13,105
72	Moody’s Corp.	12,321
96	Morningstar, Inc.	12,672
74	MSCI, Inc., Class A	12,298
134	Nasdaq, Inc.	12,248
941	Navient Corp.	12,431
699	New Residential Investment Corp. REIT	12,505
1,100	New York Community Bancorp, Inc.	11,847
119	Northern Trust Corp.	12,997

Schedule of Investments(a)

605	Old Republic International Corp.	$12,893
381	OneMain Holdings, Inc.(b)	12,668
234	PacWest Bancorp	11,751
676	People’s United Financial, Inc.	12,323
194	Pinnacle Financial Partners, Inc.	12,125
273	Popular, Inc.	13,549
226	Principal Financial Group, Inc.	13,126
176	Prosperity Bancshares, Inc.	12,346
129	Raymond James Financial, Inc.	11,815
682	Regions Financial Corp.	12,692
88	Reinsurance Group of America, Inc.	12,452
102	RenaissanceRe Holdings Ltd. (Bermuda)	13,449
677	Santander Consumer USA Holdings, Inc.	13,025
193	SEI Investments Co.	11,568
101	Signature Bank/New York NY	11,081
1,093	SLM Corp.(b)	12,340
570	Starwood Property Trust, Inc. REIT	13,019
516	Sterling Bancorp	11,455
184	SunTrust Banks, Inc.	13,261
40	SVB Financial Group(b)	12,315
360	Synchrony Financial	10,418
228	Synovus Financial Corp.	11,268
103	T. Rowe Price Group, Inc.	12,265
482	TCF Financial Corp.	12,103
127	Texas Capital Bancshares, Inc.(b)	11,532
801	TFS Financial Corp.	12,191
151	Torchmark Corp.	13,299
799	Two Harbors Investment Corp. REIT	12,384
530	Umpqua Holdings Corp.	11,289
327	Unum Group	12,992
419	Virtu Financial, Inc., Class A	8,443
246	Voya Financial, Inc.	12,428
169	W.R. Berkley Corp.	12,812
192	Webster Financial Corp.	12,390
205	Western Alliance Bancorp(b)	11,628
14	White Mountains Insurance Group Ltd.	12,782
81	Willis Towers Watson PLC	12,913
135	Wintrust Financial Corp.	11,844
226	XL Group Ltd. (Bermuda)	12,708
229	Zions Bancorporation	11,839

		1,449,433

	Health Care - 11.2%
91	ABIOMED, Inc.(b)	32,262
970	Acadia Healthcare Co., Inc.(b)	38,296
602	Agilent Technologies, Inc.	39,756
426	Agios Pharmaceuticals, Inc.(b)	36,811
109	Align Technology, Inc.(b)	38,875
796	Alkermes PLC(b)	34,905
373	Alnylam Pharmaceuticals, Inc.(b)	35,435
428	AmerisourceBergen Corp.	35,023
253	athenahealth, Inc.(b)	38,130
444	BioMarin Pharmaceutical, Inc.(b)	44,649
134	Bio-Rad Laboratories, Inc., Class A(b)	41,091
243	Bio-Techne Corp.	39,035
203	Bluebird Bio, Inc.(b)	31,445
1,236	Bruker Corp.	40,046
401	Cantel Medical Corp.	37,177
731	Cardinal Health, Inc.	36,513
961	Catalent, Inc.(b)	40,074
323	Centene Corp.(b)	42,097
654	Cerner Corp.(b)	40,600
349	Charles River Laboratories International, Inc.(b)	43,381
122	Chemed Corp.	38,556
170	Cooper Cos., Inc. (The)	44,285
562	DaVita, Inc.(b)	39,497
889	DENTSPLY SIRONA, Inc.	42,770
405	DexCom, Inc.(b)	38,528
263	Edwards Lifesciences Corp.(b)	37,464
592	Encompass Health Corp.	44,773
892	Envision Healthcare Corp.(b)	39,480
591	Exact Sciences Corp.(b)	34,544

2,058	Exelixis, Inc.(b)	$42,601
548	Henry Schein, Inc.(b)	43,517
431	Hill-Rom Holdings, Inc.	40,600
992	Hologic, Inc.(b)	42,567
129	ICU Medical, Inc.(b)	36,997
177	IDEXX Laboratories, Inc.(b)	43,353
542	Incyte Corp.(b)	36,065
403	Insulet Corp.(b)	33,513
596	Integra LifeSciences Holdings Corp.(b)	37,149
843	Ionis Pharmaceuticals, Inc.(b)	36,822
387	IQVIA Holdings, Inc.(b)	47,191
225	Jazz Pharmaceuticals PLC(b)	38,943
213	Laboratory Corp. of America Holdings(b)	37,347
393	Masimo Corp.(b)	39,072
890	MEDNAX, Inc.(b)	38,083
45	Mettler-Toledo International, Inc.(b)	26,663
415	Molina Healthcare, Inc.(b)	43,197
1,011	Mylan NV(b)	37,720
708	Nektar Therapeutics, Class A(b)	37,241
399	Neurocrine Biosciences, Inc.(b)	40,095
254	Penumbra, Inc.(b)	36,131
510	PerkinElmer, Inc.	40,382
534	Perrigo Co. PLC	42,998
420	PRA Health Sciences, Inc.(b)	44,159
1,127	Premier, Inc., Class A(b)	42,150
1,068	QIAGEN NV(b)	38,576
360	Quest Diagnostics, Inc.	38,779
374	ResMed, Inc.	39,562
242	Sage Therapeutics, Inc.(b)	34,925
410	Sarepta Therapeutics, Inc.(b)	47,658
610	Seattle Genetics, Inc.(b)	42,944
374	STERIS PLC	42,812
141	Teleflex, Inc.	38,452
964	TESARO, Inc.(b)	33,576
350	United Therapeutics Corp.(b)	43,018
348	Universal Health Services, Inc., Class B	42,491
324	Varian Medical Systems, Inc.(b)	37,406
481	Veeva Systems, Inc., Class A(b)	36,378
134	Waters Corp.(b)	26,434
169	WellCare Health Plans, Inc.(b)	45,194
399	West Pharmaceutical Services, Inc.	43,750
348	Zimmer Biomet Holdings, Inc.	43,681

		2,785,690

	Industrials - 13.3%
418	A.O. Smith Corp.	24,884
380	Acuity Brands, Inc.	52,831
3,306	ADT, Inc.	29,787
795	AECOM(b)	26,680
434	AGCO Corp.	27,351
610	Air Lease Corp.	26,816
428	Alaska Air Group, Inc.	26,891
327	Allegion PLC	26,664
645	Allison Transmission Holdings, Inc.	30,315
65	AMERCO	24,510
621	American Airlines Group, Inc.	24,554
357	AMETEK, Inc.	27,775
1,486	Arconic, Inc.	32,231
723	Armstrong World Industries, Inc.(b)	49,092
406	BWX Technologies, Inc.	26,699
296	C.H. Robinson Worldwide, Inc.	27,300
249	Carlisle Cos., Inc.	30,587
140	Cintas Corp.	28,627
500	Clean Harbors, Inc.(b)	28,465
865	Colfax Corp.(b)	27,939
264	Copa Holdings SA, Class A (Panama)	25,698
461	Copart, Inc.(b)	26,457
65	CoStar Group, Inc.(b)	27,030
317	Crane Co.	28,711
189	Cummins, Inc.	26,991
207	Curtiss-Wright Corp.	27,537
557	Donaldson Co., Inc.	26,569
352	Dover Corp.	29,209

Schedule of Investments(a)

96	Dun & Bradstreet Corp. (The)	$12,085
101	Equifax, Inc.	12,676
348	Expeditors International of Washington, Inc.	26,507
870	Fastenal Co.	49,529
644	Flowserve Corp.	28,549
547	Fluor Corp.	28,034
334	Fortive Corp.	27,415
401	Fortune Brands Home & Security, Inc.	23,258
890	Gardner Denver Holdings, Inc.(b)	25,463
1,684	Gates Industrial Corp PLC(b)	26,220
332	Genesee & Wyoming, Inc., Class A(b)	28,552
575	Graco, Inc.	26,531
2,236	GrafTech International Ltd.	47,403
189	Harris Corp.	31,176
618	HD Supply Holdings, Inc.(b)	27,180
361	HEICO Corp.	27,570
646	Hexcel Corp.	44,580
237	Hubbell, Inc.	29,210
122	Huntington Ingalls Industries, Inc.	28,432
186	IDEX Corp.	28,566
560	IHS Markit Ltd.(b)	29,697
500	Ingersoll-Rand PLC	49,255
487	ITT, Inc.	27,598
206	J.B. Hunt Transport Services, Inc.	24,699
409	Jacobs Engineering Group, Inc.	27,661
1,405	JetBlue Airways Corp.(b)	25,290
246	Kansas City Southern	28,602
413	KAR Auction Services, Inc.	24,553
312	Kirby Corp.(b)	26,036
640	Knight-Swift Transportation Holdings, Inc.	20,832
135	L3 Technologies, Inc.	28,949
235	Landstar System, Inc.	26,120
217	Lennox International, Inc.	47,106
287	Lincoln Electric Holdings, Inc.	26,961
641	Macquarie Infrastructure Corp.	29,108
287	ManpowerGroup, Inc.	26,766
1,195	Masco Corp.	48,194
252	Middleby Corp. (The)(b)	25,825
286	MSC Industrial Direct Co., Inc., Class A	24,204
722	Nielsen Holdings PLC	17,010
206	Nordson Corp.	27,627
1,000	nVent Electric PLC (United Kingdom)	27,400
167	Old Dominion Freight Line, Inc.	24,516
368	Oshkosh Corp.	27,692
704	Owens Corning	43,803
419	PACCAR, Inc.	27,537
156	Parker-Hannifin Corp.	26,372
611	Pentair PLC (United Kingdom)	27,281
745	Quanta Services, Inc.(b)	25,382
327	Regal Beloit Corp.	28,106
386	Republic Services, Inc.	27,977
382	Robert Half International, Inc.	28,940
149	Rockwell Automation, Inc.	27,946
194	Rockwell Collins, Inc.	26,964
512	Rollins, Inc.	28,129
94	Roper Technologies, Inc.	28,379
374	Ryder System, Inc.	29,284
932	Schneider National, Inc., Class B	24,362
497	Sensata Technologies Holding PLC(b)	27,022
168	Snap-on, Inc.	28,491
303	Spirit AeroSystems Holdings, Inc., Class A	28,255
188	Stanley Black & Decker, Inc.	28,100
417	Stericycle, Inc.(b)	29,132
129	Teledyne Technologies, Inc.(b)	28,305
669	Terex Corp.	29,516
396	Textron, Inc.	27,035
955	Timken Co. (The)	47,034
430	Toro Co. (The)	25,882
78	TransDigm Group, Inc.	29,292
178	TransUnion	12,887
773	Trinity Industries, Inc.	29,451

366	United Continental Holdings, Inc.	$29,426
163	United Rentals, Inc.(b)	24,254
1,665	Univar, Inc.(b)	45,771
1,063	USG Corp.(b)	45,943
304	Valmont Industries, Inc.	42,454
243	Verisk Analytics, Inc.(b)	26,881
84	W.W. Grainger, Inc.	29,111
185	WABCO Holdings, Inc.(b)	23,251
262	Wabtec Corp.	28,904
244	Watsco, Inc.	42,092
1,229	Welbilt, Inc.(b)	28,021
430	WESCO International, Inc.(b)	26,230
240	XPO Logistics, Inc.(b)	23,933
373	Xylem, Inc.	28,557

		3,304,529

	Information Technology - 12.8%
236	2U, Inc.(b)	17,856
1,748	Advanced Micro Devices, Inc.(b)	32,041
351	Akamai Technologies, Inc.(b)	26,416
56	Alliance Data Systems Corp.	12,593
406	Amdocs Ltd.	27,437
311	Amphenol Corp., Class A	29,082
279	Analog Devices, Inc.	26,823
161	ANSYS, Inc.(b)	27,190
101	Arista Networks, Inc.(b)	25,829
1,086	ARRIS International PLC(b)	27,432
359	Arrow Electronics, Inc.(b)	27,227
285	Aspen Technology, Inc.(b)	27,300
427	Atlassian Corp. PLC, Class A(b)	30,919
205	Autodesk, Inc.(b)	26,330
707	Avnet, Inc.	31,002
546	Black Knight, Inc.(b)	28,201
588	Booz Allen Hamilton Holding Corp.	27,795
111	Broadridge Financial Solutions, Inc.	12,541
766	CA, Inc.	33,865
632	Cadence Design Systems, Inc.(b)	27,865
431	CDK Global, Inc.	26,916
339	CDW Corp.	28,507
744	Ceridian HCM Holding, Inc.(b)	24,373
266	Citrix Systems, Inc.(b)	29,252
620	Cognex Corp.	32,724
173	Coherent, Inc.(b)	27,344
938	CommScope Holding Co., Inc.(b)	30,119
1,284	Conduent, Inc.(b)	23,061
234	CoreLogic, Inc.(b)	11,396
983	Corning, Inc.	32,616
1,605	Cypress Semiconductor Corp.	28,585
323	Dell Technologies, Inc., Class V(b)	29,884
447	DocuSign Inc(b)	24,093
435	Dolby Laboratories, Inc., Class A	28,036
336	DXC Technology Co.	28,473
608	EchoStar Corp., Class A(b)	27,354
226	EPAM Systems, Inc.(b)	29,427
149	Euronet Worldwide, Inc.(b)	13,699
156	F5 Networks, Inc.(b)	26,735
63	Fair Isaac Corp.(b)	12,692
118	Fidelity National Information Services, Inc.	12,169
1,642	FireEye, Inc.(b)	25,500
587	First Data Corp., Class A(b)	13,654
1,182	First Solar, Inc.(b)	61,878
166	Fiserv, Inc.(b)	12,530
62	FleetCor Technologies, Inc.(b)	13,454
493	FLIR Systems, Inc.	28,890
432	Fortinet, Inc.(b)	27,177
207	Gartner, Inc.(b)	28,034
866	Genpact Ltd.	26,309
108	Global Payments, Inc.	12,158
386	GoDaddy, Inc., Class A(b)	28,417
237	GrubHub, Inc.(b)	28,888
308	Guidewire Software, Inc.(b)	26,550
175	IAC/InterActiveCorp.(b)	25,769
118	IPG Photonics Corp.(b)	19,357

Schedule of Investments(a)

958	Jabil, Inc.	$26,987
97	Jack Henry & Associates, Inc.	13,066
1,021	Juniper Networks, Inc.	26,893
437	Keysight Technologies, Inc.(b)	25,346
251	KLA-Tencor Corp.	29,472
157	Lam Research Corp.	29,930
468	Leidos Holdings, Inc.	32,021
115	Littelfuse, Inc.	24,934
267	LogMeIn, Inc.	21,640
595	Manhattan Associates, Inc.(b)	28,631
2,036	Marvell Technology Group Ltd.	43,387
654	Match Group, Inc.(b)(c)	23,622
462	Maxim Integrated Products, Inc.	28,247
277	Microchip Technology, Inc.	25,880
269	MKS Instruments, Inc.	25,367
203	Monolithic Power Systems, Inc.	26,934
249	Motorola Solutions, Inc.	30,204
613	National Instruments Corp.	26,856
895	NCR Corp.(b)	24,988
366	NetApp, Inc.	28,372
1,960	Nuance Communications, Inc.(b)	28,949
454	Nutanix, Inc., Class A(b)	22,196
538	Okta, Inc., Class A(b)	26,712
1,097	ON Semiconductor Corp.(b)	24,189
132	Palo Alto Networks, Inc.(b)	26,170
386	Paychex, Inc.	26,642
250	Paycom Software, Inc.(b)	26,562
457	Pegasystems, Inc.	25,409
224	Proofpoint, Inc.(b)	25,547
298	PTC, Inc.(b)	27,389
1,119	Pure Storage, Inc., Class A(b)	24,238
340	Qorvo, Inc.(b)	27,798
474	RealPage, Inc.(b)	26,117
161	Red Hat, Inc.(b)	22,738
365	RingCentral, Inc., Class A(b)	26,919
1,075	Sabre Corp.	26,466
153	ServiceNow, Inc.(b)	26,922
279	Skyworks Solutions, Inc.	26,388
238	Splunk, Inc.(b)	22,872
199	Square, Inc., Class A(b)	12,865
536	SS&C Technologies Holdings, Inc.	28,446
2,175	Switch, Inc., Class A	28,318
1,330	Symantec Corp.	26,893
313	Synopsys, Inc.(b)	27,992
278	Tableau Software, Inc., Class A(b)	28,653
233	Take-Two Interactive Software, Inc.(b)	26,334
672	Teradata Corp.(b)	25,731
727	Teradyne, Inc.	31,443
146	Total System Services, Inc.	13,365
756	Trimble, Inc.(b)	26,687
481	Twilio, Inc., Class A(b)	27,845
607	Twitter, Inc.(b)	19,345
120	Tyler Technologies, Inc.(b)	26,999
324	Ubiquiti Networks, Inc.(b)(c)	26,756
103	Ultimate Software Group, Inc. (The)(b)	28,520
288	Universal Display Corp.(c)	27,734
201	VeriSign, Inc.(b)	29,191
1,145	Versum Materials, Inc.	44,140
344	Western Digital Corp.	24,132
614	Western Union Co. (The)	12,378
66	WEX, Inc.(b)	12,528
222	Workday, Inc., Class A(b)	27,532
151	Worldpay, Inc., Class A(b)	12,411
964	Xerox Corp.	25,035
403	Xilinx, Inc.	29,044
170	Zebra Technologies Corp., Class A(b)	23,448
478	Zendesk, Inc.(b)	26,037
195	Zillow Group, Inc., Class C(b)	10,861
6,499	Zynga, Inc., Class A(b)	24,631

		3,200,058

	Materials - 8.6%
490	Albemarle Corp.	46,158

960	Alcoa Corp.(b)	$41,539
484	AptarGroup, Inc.	49,576
2,753	Ardagh Group SA (Luxembourg)	43,690
581	Ashland Global Holdings, Inc.	47,706
252	Avery Dennison Corp.	28,899
1,472	Axalta Coating Systems Ltd.(b)	44,528
1,245	Ball Corp.	48,518
1,070	Bemis Co., Inc.	49,124
994	Berry Global Group, Inc.(b)	48,557
710	Cabot Corp.	46,931
399	Celanese Corp., Series A	47,126
1,022	CF Industries Holdings, Inc.	45,397
922	Chemours Co. (The)	42,237
1,021	Crown Holdings, Inc.(b)	46,221
963	Domtar Corp.	46,436
409	Eagle Materials, Inc.	40,634
425	Eastman Chemical Co.	44,039
508	FMC Corp.	45,659
2,612	Freeport-McMoRan, Inc.	43,098
3,173	Graphic Packaging Holding Co.	46,104
1,386	Huntsman Corp.	46,473
369	International Flavors & Fragrances, Inc.	48,988
808	International Paper Co.	43,414
203	Martin Marietta Materials, Inc.	40,482
1,557	Mosaic Co. (The)	46,881
117	NewMarket Corp.	47,904
1,172	Newmont Mining Corp.	42,989
670	Nucor Corp.	44,843
1,510	Olin Corp.	44,560
2,535	Owens-Illinois, Inc.(b)	47,354
380	Packaging Corp. of America	42,902
3,979	Platform Specialty Products Corp.(b)	49,180
478	Reliance Steel & Aluminum Co.	43,116
492	Royal Gold, Inc.	41,628
901	RPM International, Inc.	57,997
535	Scotts Miracle-Gro Co. (The)	42,495
1,042	Sealed Air Corp.	45,921
1,689	Silgan Holdings, Inc.	46,464
865	Sonoco Products Co.	48,284
937	Steel Dynamics, Inc.	44,123
1,220	United States Steel Corp.	44,445
3,035	Valvoline, Inc.	68,561
348	Vulcan Materials Co.	38,976
627	W.R. Grace & Co.	46,310
409	Westlake Chemical Corp.	43,853
759	WestRock Co.	44,007

		2,144,327

	Real Estate - 4.1%
99	Alexandria Real Estate Equities, Inc.	12,617
297	American Campus Communities, Inc.	12,251
603	American Homes 4 Rent, Class A REIT	13,350
307	Apartment Investment & Management Co., Class A REIT	13,094
677	Apple Hospitality REIT, Inc. REIT	12,179
75	AvalonBay Communities, Inc.	13,264
106	Boston Properties, Inc. REIT	13,306
788	Brandywine Realty Trust REIT	12,994
732	Brixmor Property Group, Inc.	12,949
141	Camden Property Trust REIT	13,055
263	CBRE Group, Inc., Class A(b)	13,097
2,085	Colony Capital, Inc. REIT	12,844
572	Columbia Property Trust, Inc.	13,259
118	CoreSite Realty Corp. REIT	13,228
464	Corporate Office Properties Trust REIT	13,799
405	CubeSmart	12,296
216	CyrusOne, Inc.	13,375
193	DCT Industrial Trust, Inc. REIT	12,906
736	DDR Corp. REIT	10,083
119	Digital Realty Trust, Inc. REIT	14,449
328	Douglas Emmett, Inc.	12,740
445	Duke Realty Corp.	12,958

Schedule of Investments(a)

751	Empire State Realty Trust, Inc., Class A REIT	$12,519
200	EPR Properties REIT	13,298
410	Equity Commonwealth REIT(b)	13,218
138	Equity LifeStyle Properties, Inc. REIT	12,557
199	Equity Residential	13,021
54	Essex Property Trust, Inc. REIT	12,984
130	Extra Space Storage, Inc.	12,216
105	Federal Realty Investment Trust REIT	13,177
628	Forest City Realty Trust, Inc., Class A REIT	15,681
360	Gaming and Leisure Properties, Inc. REIT	13,075
612	GGP, Inc. REIT	13,048
532	HCP, Inc. REIT	13,779
507	Healthcare Trust of America, Inc., Class A	13,851
263	Highwoods Properties, Inc. REIT	12,916
446	Hospitality Properties Trust REIT	12,608
595	Host Hotels & Resorts, Inc. REIT	12,459
94	Howard Hughes Corp. (The)(b)	12,742
360	Hudson Pacific Properties, Inc.	12,334
566	Invitation Homes, Inc.	13,080
374	Iron Mountain, Inc. REIT	13,131
336	JBG SMITH Properties	12,264
74	Jones Lang LaSalle, Inc.	12,655
167	Kilroy Realty Corp. REIT	12,183
768	Kimco Realty Corp. REIT	12,818
179	Lamar Advertising Co., Class A REIT	13,180
287	Liberty Property Trust REIT	12,301
136	Life Storage, Inc. REIT	13,051
226	Macerich Co. (The)	13,348
919	Medical Properties Trust, Inc. REIT	13,243
131	Mid-America Apartment Communities, Inc.	13,202
301	National Retail Properties, Inc. REIT	13,428
406	Omega Healthcare Investors, Inc. REIT	12,054
640	Outfront Media, Inc. REIT	13,600
841	Paramount Group, Inc. REIT	12,985
413	Park Hotels & Resorts, Inc.	12,919
333	Rayonier, Inc. REIT	11,658
516	Realogy Holdings Corp.	11,285
240	Realty Income Corp. REIT	13,385
212	Regency Centers Corp.	13,490
977	Retail Properties of America, Inc., Class A REIT	12,261
73	Retail Value, Inc. REIT(b)	2,412
81	SBA Communications Corp. REIT(b)	12,818
726	Senior Housing Properties Trust REIT	12,952
130	SL Green Realty Corp. REIT	13,404
1,562	Spirit Realty Capital, Inc. REIT	13,074
472	STORE Capital Corp.	12,956
132	Sun Communities, Inc.	12,799
227	Taubman Centers, Inc.	14,085
342	UDR, Inc. REIT	13,160
553	Uniti Group, Inc. REIT(b)	9,777
233	Ventas, Inc.	13,137
1,754	VEREIT, Inc. REIT	13,383
618	VICI Properties, Inc.	12,576
176	Vornado Realty Trust	12,658
423	Weingarten Realty Investors REIT	12,783
220	Welltower, Inc. REIT	13,772
341	Weyerhaeuser Co. REIT	11,655
190	WP Carey, Inc. REIT	12,422

		1,020,920

	Telecommunication Services - 1.4%
4,071	CenturyLink, Inc.	76,413
13,441	Sprint Corp.(b)	72,984
2,711	Telephone & Data Systems, Inc.	68,453
1,996	United States Cellular Corp.(b)	68,582
2,007	Zayo Group Holdings, Inc.(b)	74,440

		360,872

	Utilities - 10.3%
5,568	AES Corp. (The)	74,389
1,852	Alliant Energy Corp.	79,580

1,301	Ameren Corp.	$80,740
919	American Water Works Co., Inc.	81,102
2,204	Aqua America, Inc.	81,416
856	Atmos Energy Corp.	78,641
1,460	Avangrid, Inc.	73,088
2,803	CenterPoint Energy, Inc.	79,829
1,682	CMS Energy Corp.	81,308
1,001	Consolidated Edison, Inc.	79,009
756	DTE Energy Co.	82,056
1,218	Edison International	81,155
956	Entergy Corp.	77,704
1,412	Evergy, Inc.	79,199
1,359	Eversource Energy	82,519
2,141	FirstEnergy Corp.	75,856
2,237	Hawaiian Electric Industries, Inc.	78,675
2,608	MDU Resources Group, Inc.	75,632
1,388	National Fuel Gas Co.	74,536
3,057	NiSource, Inc.	80,032
2,191	NRG Energy, Inc.	69,389
2,123	OGE Energy Corp.	76,938
1,837	PG&E Corp.	79,138
973	Pinnacle West Capital Corp.	78,258
2,711	PPL Corp.	77,995
1,406	Public Service Enterprise Group, Inc.	72,493
1,988	SCANA Corp.	79,500
647	Sempra Energy	74,787
1,489	UGI Corp.	79,125
1,037	Vectren Corp.	74,114
3,056	Vistra Energy Corp.(b)	69,066
1,225	WEC Energy Group, Inc.	81,303
1,711	Xcel Energy, Inc.	80,177

		2,568,749

	Total Common Stocks & Other Equity Interests (Cost $21,107,211)	24,888,448

	Money Market Fund - 0.4%
93,568	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $93,568)	93,568

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $21,200,779) - 100.3%	24,982,016

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
207,860	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $207,860)	207,860

	Total Investments in Securities (Cost $21,408,639) - 101.1%	25,189,876
	Other assets less liabilities - (1.1)%	(281,559)

	Net Assets - 100.0%	$24,908,317

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$10,748	$2,631	$—	$(775)	$—	$12,604	$111

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Midcap Pure Growth ETF (PXMG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 20.6%
12,954	Chipotle Mexican Grill, Inc.(b)	$5,617,632
11,401	Domino’s Pizza, Inc.	2,994,587
118,417	Floor & Decor Holdings, Inc., Class A(b)	5,654,412
21,466	Hilton Grand Vacations, Inc.(b)	742,509
31,168	Lululemon Athletica, Inc.(b)	3,738,601
1,239	NVR, Inc.(b)	3,418,934
16,235	O’Reilly Automotive, Inc.(b)	4,967,910
41,512	Polaris Industries, Inc.	4,376,195
29,506	Pool Corp.	4,521,794
22,974	Ross Stores, Inc.	2,008,617
11,215	Tractor Supply Co.	875,218
4,764	TripAdvisor, Inc.(b)	276,264
22,425	Ulta Beauty, Inc.(b)	5,480,446
10,548	Vail Resorts, Inc.	2,920,425
36,283	Wyndham Destinations, Inc.	1,673,372
36,283	Wyndham Hotels & Resorts, Inc.	2,104,414

		51,371,330

	Financials - 6.7%
23,982	Evercore, Inc., Class A	2,709,966
1,213	FactSet Research Systems, Inc.	244,250
13,501	LPL Financial Holdings, Inc.	894,982
5,199	MarketAxess Holdings, Inc.	1,007,410
17,675	Moody’s Corp.	3,024,546
26,985	MSCI, Inc., Class A	4,484,637
27,031	SEI Investments Co.	1,620,238
130,046	Virtu Financial, Inc., Class A	2,620,427

		16,606,456

	Health Care - 15.7%
15,173	ABIOMED, Inc.(b)	5,379,284
12,168	Align Technology, Inc.(b)	4,339,717
21,302	Alkermes PLC(b)	934,093
18,838	athenahealth, Inc.(b)	2,839,075
6,466	BioMarin Pharmaceutical, Inc.(b)	650,221
19,688	Cantel Medical Corp.	1,825,275
1,605	Chemed Corp.	507,228
20,996	DexCom, Inc.(b)	1,997,349
30,118	Edwards Lifesciences Corp.(b)	4,290,309
29,998	Exact Sciences Corp.(b)	1,753,383
269,303	Exelixis, Inc.(b)	5,574,572
10,055	Insulet Corp.(b)	836,174
31,429	Ionis Pharmaceuticals, Inc.(b)	1,372,819
10,852	Nektar Therapeutics, Class A(b)	570,815
3,023	Neurocrine Biosciences, Inc.(b)	303,781
24,182	PRA Health Sciences, Inc.(b)	2,542,495
48,227	Seattle Genetics, Inc.(b)	3,395,181
6,318	TESARO, Inc.(b)(c)	220,056

		39,331,827

	Industrials - 12.0%
59,278	Allison Transmission Holdings, Inc.	2,786,066
7,540	C.H. Robinson Worldwide, Inc.	695,414
19,866	Cintas Corp.	4,062,200
85,451	Copart, Inc.(b)	4,904,033
5,631	CoStar Group, Inc.(b)	2,341,651
55,858	Graco, Inc.	2,577,288
40,001	HEICO Corp.	3,054,876
20,073	J.B. Hunt Transport Services, Inc.	2,406,753
26,180	Landstar System, Inc.	2,909,907
12,579	Old Dominion Freight Line, Inc.	1,846,597
11,380	Robert Half International, Inc.	862,149
2,446	United Rentals, Inc.(b)	363,965

3,591	W.W. Grainger, Inc.	$1,244,497

		30,055,396

	Information Technology - 45.0%
6,213	2U, Inc.(b)	470,076
15,984	Alliance Data Systems Corp.	3,594,482
11,345	Arista Networks, Inc.(b)	2,901,257
22,727	Atlassian Corp. PLC, Class A(b)	1,645,662
32,453	Broadridge Financial Solutions, Inc.	3,666,540
17,450	EPAM Systems, Inc.(b)	2,272,164
18,961	Fair Isaac Corp.(b)	3,819,883
22,690	Fiserv, Inc.(b)	1,712,641
4,481	FleetCor Technologies, Inc.(b)	972,377
66,379	Fortinet, Inc.(b)	4,175,903
15,064	Gartner, Inc.(b)	2,040,117
62,734	GoDaddy, Inc., Class A(b)	4,618,477
38,275	GrubHub, Inc.(b)	4,665,340
7,214	IAC/InterActiveCorp.(b)	1,062,261
2,784	IPG Photonics Corp.(b)	456,687
5,265	Lam Research Corp.	1,003,720
87,807	Match Group, Inc.(b)(c)	3,171,589
26,651	Monolithic Power Systems, Inc.	3,536,055
3,289	NetApp, Inc.	254,963
14,606	Nutanix, Inc., Class A(b)	714,087
13,988	Okta, Inc., Class A(b)	694,504
15,341	Palo Alto Networks, Inc.(b)	3,041,507
42,467	Paycom Software, Inc.(b)	4,512,119
53,730	Pegasystems, Inc.	2,987,388
38,259	Proofpoint, Inc.(b)	4,363,439
68,705	RealPage, Inc.(b)	3,785,645
7,705	Red Hat, Inc.(b)	1,088,177
59,049	RingCentral, Inc., Class A(b)	4,354,864
24,280	ServiceNow, Inc.(b)	4,272,309
29,166	Splunk, Inc.(b)	2,802,853
101,367	Square, Inc., Class A(b)	6,553,377
35,556	Total System Services, Inc.	3,254,796
13,254	Twilio, Inc., Class A(b)	767,274
49,550	Twitter, Inc.(b)	1,579,158
6,197	Tyler Technologies, Inc.(b)	1,394,263
37,785	Ubiquiti Networks, Inc.(b)(c)	3,120,285
16,344	Ultimate Software Group, Inc. (The)(b)	4,525,490
44,483	Universal Display Corp.(c)	4,283,713
25,434	Workday, Inc., Class A(b)	3,154,325
21,904	Zebra Technologies Corp., Class A(b)	3,021,219
38,676	Zendesk, Inc.(b)	2,106,682

		112,417,668

	Materials - 0.0%
780	Packaging Corp. of America	88,062

	Total Common Stocks (Cost $239,334,047)	249,870,739

	Money Market Fund - 0.1%
246,433	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $246,433)	246,433

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $239,580,480) - 100.1%	250,117,172

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.3%
5,754,443	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $5,754,443)	5,754,443

	Total Investments in Securities (Cost $245,334,923) - 102.4%	255,871,615
	Other assets less liabilities - (2.4)%	(5,905,388)

	Net Assets - 100.0%	$249,966,227

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Midcap Pure Value ETF (PXMV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 12.0%
11,065	Adient PLC	$527,026
5,039	Cinemark Holdings, Inc.	181,001
17,208	DISH Network Corp., Class A(b)	543,084
4,314	Garmin Ltd.	269,409
766	GCI Liberty, Inc., Class A(b)	36,852
12,268	Goodyear Tire & Rubber Co. (The)	297,008
716	Graham Holdings Co., Class B	400,244
3,030	John Wiley & Sons, Inc., Class A	191,345
54	Kohl’s Corp.	3,989
5,072	Liberty Broadband Corp., Class C(b)	403,072
12,894	Liberty Media Corp.-Liberty Formula One, Class C(b)	454,513
5,163	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	243,848
4,394	Macy’s, Inc.	174,574
30	Mohawk Industries, Inc.(b)	5,651
732	Newell Brands, Inc.	19,171
14,353	News Corp., Class A	216,300
6,237	Norwegian Cruise Line Holdings Ltd.(b)	312,037
948	PVH Corp.	145,537
18,414	Qurate Retail, Inc., Class A(b)	392,034
2,694	Ralph Lauren Corp., Class A	363,636
552	Royal Caribbean Cruises Ltd.	62,244
13,398	Viacom, Inc., Class B	389,212
495	Whirlpool Corp.	64,895

		5,696,682

	Consumer Staples - 4.7%
4,587	Archer-Daniels-Midland Co.	221,369
2,803	Casey’s General Stores, Inc.	306,592
14,836	Coty, Inc., Class A	198,951
865	Ingredion, Inc.	87,624
3,248	JM Smucker Co. (The)	360,918
13,136	Pilgrim’s Pride Corp.(b)	234,083
1,285	Pinnacle Foods, Inc.	85,350
74	Seaboard Corp.	269,212
3,709	Spectrum Brands Holdings, Inc.	324,055
2,767	Tyson Foods, Inc., Class A	159,518

		2,247,672

	Energy - 2.3%
150	Andeavor	22,509
87,381	Chesapeake Energy Corp.(b)	412,438
339	CNX Resources Corp.(b)	5,519
645	Helmerich & Payne, Inc.	39,571
85	Hess Corp.	5,578
6,516	Nabors Industries Ltd.	38,966
1,180	National Oilwell Varco, Inc.	57,372
2,021	Patterson-UTI Energy, Inc.	34,761
15,888	Williams Cos., Inc. (The)	472,668

		1,089,382

	Financials - 14.1%
1,392	Affiliated Managers Group, Inc.	222,734
1,035	American National Insurance Co.	133,505
56,568	Annaly Capital Management, Inc. REIT	606,409
1,744	Bank of Hawaii Corp.	140,375
1,497	BankUnited, Inc.	58,173
510	BOK Financial Corp.	49,638
4,100	Cincinnati Financial Corp.	310,083
11,180	CNA Financial Corp.	523,000
22,552	F.N.B. Corp.	289,342

6,606	Fidelity National Financial, Inc.	$267,543
5,452	Fifth Third Bancorp	161,325
1,288	First American Financial Corp.	72,128
13,260	Franklin Resources, Inc.	455,083
11,136	Invesco Ltd.(c)	300,561
15,171	Jefferies Financial Group, Inc.	367,897
358	Legg Mason, Inc.	12,219
5,231	Loews Corp.	265,630
545	M&T Bank Corp.	94,476
74,872	MFA Financial, Inc. REIT	602,720
15,137	Navient Corp.	199,960
47,506	New York Community Bancorp, Inc.	511,640
2,310	PacWest Bancorp	116,008
298	Principal Financial Group, Inc.	17,308
2,956	Prosperity Bancshares, Inc.	207,363
830	Reinsurance Group of America, Inc.	117,445
2,608	SunTrust Banks, Inc.	187,959
675	TFS Financial Corp.	10,273
4,201	Two Harbors Investment Corp. REIT	65,115
12	White Mountains Insurance Group Ltd.	10,956
2,025	Willis Towers Watson PLC	322,825

		6,699,693

	Health Care - 2.4%
9,231	DENTSPLY SIRONA, Inc.	444,103
342	IQVIA Holdings, Inc.(b)	41,704
7,095	Perrigo Co. PLC	571,289
917	STERIS PLC	104,969

		1,162,065

	Industrials - 8.4%
16,525	ADT, Inc.(d)	148,890
3,040	AGCO Corp.	191,581
124	AMERCO	46,758
26,198	Arconic, Inc.	568,235
1,034	Colfax Corp.(b)	33,398
2,602	Copa Holdings SA, Class A (Panama)	253,279
3,873	Dover Corp.	321,382
315	Fluor Corp.	16,144
2,982	JetBlue Airways Corp.(b)	53,676
3,852	Macquarie Infrastructure Corp.	174,919
6,500	Nielsen Holdings PLC	153,140
550	PACCAR, Inc.	36,146
13,000	Pentair PLC (United Kingdom)	580,450
5,015	Regal Beloit Corp.	431,039
411	Ryder System, Inc.	32,181
16,676	Trinity Industries, Inc.	635,356
1,756	United Continental Holdings, Inc.	141,182
352	Valmont Industries, Inc.	49,157
2,631	WESCO International, Inc.(b)	160,491

		4,027,404

	Information Technology - 7.0%
185	Arrow Electronics, Inc.(b)	14,030
14,924	Avnet, Inc.	654,417
7,242	CA, Inc.	320,169
8,812	Conduent, Inc.(b)	158,264
7,622	First Solar, Inc.(b)	399,012
5,034	Leidos Holdings, Inc.	344,426
15,759	Marvell Technology Group Ltd.	335,824
24,046	Nuance Communications, Inc.(b)	355,160
18,155	Symantec Corp.	367,094
14,498	Xerox Corp.	376,513

		3,324,909

	Materials - 6.0%
2,203	Albemarle Corp.	207,522
55	Alcoa Corp.(b)	2,380
7,542	Ashland Global Holdings, Inc.	619,274
2,009	Bemis Co., Inc.	92,233
1,147	Cabot Corp.	75,817
168	Domtar Corp.	8,101
1,730	Eastman Chemical Co.	179,263
17,352	Freeport-McMoRan, Inc.	286,308
4,844	Huntsman Corp.	162,419
5,087	Mosaic Co. (The)	153,169

Schedule of Investments(a)

14,345	Newmont Mining Corp.	$526,175
9,839	Owens-Illinois, Inc.(b)	183,792
35	Sonoco Products Co.	1,954
16,551	Valvoline, Inc.	373,887

		2,872,294

	Real Estate - 22.5%
5,872	Apple Hospitality REIT, Inc. REIT	105,637
15,937	Brandywine Realty Trust REIT	262,801
32,712	Brixmor Property Group, Inc.	578,675
2,304	Camden Property Trust REIT	213,327
76	CyrusOne, Inc.	4,706
26,443	DDR Corp. REIT	362,269
13,026	Duke Realty Corp.	379,317
15,050	Empire State Realty Trust, Inc., Class A REIT	250,883
1,433	EPR Properties REIT	95,280
13,246	Equity Commonwealth REIT(b)	427,051
4,419	Equity Residential	289,135
23,220	Forest City Realty Trust, Inc., Class A REIT	579,803
13,685	GGP, Inc. REIT	291,764
18,695	HCP, Inc. REIT	484,201
3,323	Highwoods Properties, Inc. REIT	163,193
5,661	Hospitality Properties Trust REIT	160,036
18,931	Host Hotels & Resorts, Inc. REIT	396,415
3,519	Invitation Homes, Inc.	81,324
8,024	JBG SMITH Properties	292,876
1,910	Kilroy Realty Corp. REIT	139,335
24,283	Kimco Realty Corp. REIT	405,283
7,332	Liberty Property Trust REIT	314,250
2,014	Macerich Co. (The)	118,947
4,864	Mid-America Apartment Communities, Inc.	490,194
7,742	National Retail Properties, Inc. REIT	345,371
17,350	Outfront Media, Inc. REIT	368,688
12,735	Park Hotels & Resorts, Inc.	398,351
10,002	Rayonier, Inc. REIT	350,170
4,306	Realogy Holdings Corp.	94,172
6,067	Realty Income Corp. REIT	338,357
10,826	Retail Properties of America, Inc., Class A REIT	135,866
2,644	Retail Value, Inc. REIT(b)	87,358
8,425	Ventas, Inc.	475,002
32,382	VEREIT, Inc. REIT	247,075
14,205	Weingarten Realty Investors REIT	429,275
4,404	Welltower, Inc. REIT	275,690
4,437	WP Carey, Inc. REIT	290,091

		10,722,168

	Telecommunication Services - 1.1%
19,597	CenturyLink, Inc.	367,836
26,020	Sprint Corp.(b)(d)	141,288

		509,124

	Utilities - 19.4%
19,690	AES Corp. (The)	263,058
4,740	Alliant Energy Corp.	203,678
6,342	Ameren Corp.	393,585
418	American Water Works Co., Inc.	36,889
3,604	Atmos Energy Corp.	331,100
983	Avangrid, Inc.	49,209
9,601	CenterPoint Energy, Inc.	273,436
4,386	CMS Energy Corp.	212,019
5,649	Consolidated Edison, Inc.	445,876
710	DTE Energy Co.	77,063
7,168	Edison International	477,604
3,793	Entergy Corp.	308,295
13,231	Evergy, Inc.	742,127
6,471	Eversource Energy	392,919
12,432	FirstEnergy Corp.	440,466
9,444	Hawaiian Electric Industries, Inc.	332,145
5,253	MDU Resources Group, Inc.	152,337
6,229	National Fuel Gas Co.	334,497
12,390	NiSource, Inc.	324,370

11,837	OGE Energy Corp.	$428,973
8,441	PG&E Corp.	363,638
5,252	Pinnacle West Capital Corp.	422,418
10,235	PPL Corp.	294,461
5,751	Public Service Enterprise Group, Inc.	296,522
11,557	SCANA Corp.	462,164
3,182	Sempra Energy	367,807
5,818	UGI Corp.	309,169
1,237	WEC Energy Group, Inc.	82,100
8,873	Xcel Energy, Inc.	415,789

		9,233,714

	Total Common Stocks & Other Equity Interests (Cost $46,283,478)	47,585,107

	Money Market Fund - 0.2%
99,230	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $99,230)	99,230

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $46,382,708) - 100.1%	47,684,337

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
267,750	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $267,750)	267,750

	Total Investments in Securities (Cost $46,650,458) - 100.7%	47,952,087
	Other assets less liabilities - (0.7)%	(342,286)

	Net Assets - 100.0%	$47,609,801

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Ltd.	$—	$307,799	$—	$(7,238)	$—	$300,561	$—

(d)	All or a portion of this security was out on loan at July 31, 2018.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Top 200 Equal Weight ETF (EQWL)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 8.5%
157	Amazon.com, Inc.(b)	$279,058
126	Booking Holdings, Inc.(b)	255,619
4,168	Carnival Corp.	246,912
905	Charter Communications, Inc., Class A(b)	275,645
7,912	Comcast Corp., Class A	283,091
22,506	Ford Motor Co.	225,960
6,142	General Motors Co.	232,843
1,341	Home Depot, Inc. (The)	264,874
3,320	Las Vegas Sands Corp.	238,708
2,700	Lowe’s Cos., Inc.	268,218
1,929	Marriott International, Inc., Class A	246,603
1,602	McDonald’s Corp.	252,379
681	Netflix, Inc.(b)	229,804
3,583	NIKE, Inc., Class B	275,569
4,693	Starbucks Corp.	245,866
3,465	Target Corp.	279,556
748	Tesla, Inc.(b)	223,009
2,830	TJX Cos., Inc. (The)	275,246
6,003	Twenty-First Century Fox, Inc., Class A	270,135
2,461	Walt Disney Co. (The)	279,471
3,209	Yum! Brands, Inc.	254,442

		5,403,008

	Consumer Staples - 12.0%
8,181	Altria Group, Inc.	480,061
10,701	Coca-Cola Co. (The)	498,988
7,365	Colgate-Palmolive Co.	493,529
1,998	Constellation Brands, Inc., Class A	420,040
1,306	Costco Wholesale Corp.	285,635
1,711	Estee Lauder Cos., Inc. (The), Class A	230,882
10,421	General Mills, Inc.	479,991
4,546	Kimberly-Clark Corp.	517,608
7,686	Kraft Heinz Co. (The)	463,081
11,543	Mondelez International, Inc., Class A	500,735
8,320	Monster Beverage Corp.(b)	499,366
4,436	PepsiCo, Inc.	510,140
5,737	Philip Morris International, Inc.	495,103
6,137	Procter & Gamble Co. (The)	496,361
7,014	Sysco Corp.	471,411
7,150	Walgreens Boots Alliance, Inc.	483,483
3,194	Walmart, Inc.	285,001

		7,611,415

	Energy - 11.2%
7,032	Anadarko Petroleum Corp.	514,391
14,834	Baker Hughes a GE Co.	512,960
3,949	Chevron Corp.	498,640
7,332	ConocoPhillips	529,151
4,229	EOG Resources, Inc.	545,287
6,069	Exxon Mobil Corp.	494,684
10,412	Halliburton Co.	441,677
29,466	Kinder Morgan, Inc.	523,906
6,610	Marathon Petroleum Corp.	534,286
5,893	Occidental Petroleum Corp.	494,600
4,301	Phillips 66	530,485
2,596	Pioneer Natural Resources Co.	491,345
7,312	Schlumberger Ltd.	493,706
4,255	Valero Energy Corp.	503,579

		7,108,697

	Financials - 8.4%
3,905	Aflac, Inc.	181,739

1,922	Allstate Corp. (The)	$182,821
1,788	American Express Co.	177,942
3,255	American International Group, Inc.	179,709
1,272	Aon PLC	182,596
6,047	Bank of America Corp.	186,731
3,141	Bank of New York Mellon Corp. (The)	167,949
3,402	BB&T Corp.	172,856
927	Berkshire Hathaway, Inc., Class B(b)	183,425
341	BlackRock, Inc.	171,441
1,853	Capital One Financial Corp.	174,775
3,151	Charles Schwab Corp. (The)	160,890
1,371	Chubb Ltd.	191,556
2,696	Citigroup, Inc.	193,815
1,056	CME Group, Inc.	168,031
764	Goldman Sachs Group, Inc. (The)	181,396
2,394	Intercontinental Exchange, Inc.	176,941
1,651	JPMorgan Chase & Co.	189,782
2,177	Marsh & McLennan Cos., Inc.	181,475
3,814	MetLife, Inc.	174,452
3,477	Morgan Stanley	175,797
1,258	PNC Financial Services Group, Inc. (The)	182,196
2,883	Progressive Corp. (The)	173,009
1,807	Prudential Financial, Inc.	182,344
861	S&P Global, Inc.	172,579
1,816	State Street Corp.	160,371
2,974	TD Ameritrade Holding Corp.	169,964
1,384	Travelers Cos., Inc. (The)	180,114
3,503	US Bancorp	185,694
3,259	Wells Fargo & Co.	186,708

		5,349,098

	Health Care - 12.2%
3,350	Abbott Laboratories	219,559
2,135	AbbVie, Inc.	196,911
1,121	Aetna, Inc.	211,185
1,755	Alexion Pharmaceuticals, Inc.(b)	233,345
1,212	Allergan PLC	223,117
1,136	Amgen, Inc.	223,281
872	Anthem, Inc.	220,616
2,797	Baxter International, Inc.	202,643
907	Becton, Dickinson and Co.	227,086
690	Biogen, Inc.(b)	230,715
6,486	Boston Scientific Corp.(b)	217,994
3,931	Bristol-Myers Squibb Co.	230,946
2,690	Celgene Corp.(b)	242,342
1,203	Cigna Corp.	215,842
6,711	CVS Health Corp.	435,275
2,054	Danaher Corp.	210,699
2,442	Eli Lilly & Co.	241,294
2,565	Express Scripts Holding Co.(b)	203,815
2,963	Gilead Sciences, Inc.	230,610
1,989	HCA Healthcare, Inc.	247,093
693	Humana, Inc.	217,727
727	Illumina, Inc.(b)	235,810
425	Intuitive Surgical, Inc.(b)	215,981
1,722	Johnson & Johnson	228,199
1,406	McKesson Corp.	176,594
2,435	Medtronic PLC	219,710
3,425	Merck & Co., Inc.	225,605
5,831	Pfizer, Inc.	232,832
668	Regeneron Pharmaceuticals, Inc.(b)	245,831
1,250	Stryker Corp.	204,063
974	Thermo Fisher Scientific, Inc.	228,432
826	UnitedHealth Group, Inc.	209,160
1,360	Vertex Pharmaceuticals, Inc.(b)	238,068
2,392	Zoetis, Inc.	206,860

		7,749,240

	Industrials - 10.3%
1,367	3M Co.	290,241
768	Boeing Co. (The)	273,638
1,817	Caterpillar, Inc.	261,285
4,225	CSX Corp.	298,623
1,853	Deere & Co.	268,296

Schedule of Investments(a)

5,069	Delta Air Lines, Inc.	$275,855
3,510	Eaton Corp. PLC	291,927
3,818	Emerson Electric Co.	275,965
1,057	FedEx Corp.	259,884
1,421	General Dynamics Corp.	283,859
20,403	General Electric Co.	278,093
1,841	Honeywell International, Inc.	293,916
1,869	Illinois Tool Works, Inc.	267,884
7,977	Johnson Controls International PLC	299,217
896	Lockheed Martin Corp.	292,186
1,814	Norfolk Southern Corp.	306,566
863	Northrop Grumman Corp.	259,323
1,373	Raytheon Co.	271,895
5,358	Southwest Airlines Co.	311,621
1,920	Union Pacific Corp.	287,789
2,375	United Parcel Service, Inc., Class B	284,739
2,192	United Technologies Corp.	297,542
3,330	Waste Management, Inc.	299,700

		6,530,044

	Information Technology - 12.6%
1,710	Accenture PLC, Class A	272,454
3,731	Activision Blizzard, Inc.	273,930
1,123	Adobe Systems, Inc.(b)	274,776
252	Alphabet, Inc., Class C(b)	306,749
1,520	Apple, Inc.	289,241
5,834	Applied Materials, Inc.	283,707
1,991	Automatic Data Processing, Inc.	268,765
1,080	Broadcom, Inc.	239,512
6,487	Cisco Systems, Inc.	274,335
3,691	Cognizant Technology Solutions Corp., Class A	300,816
6,862	eBay, Inc.(b)	229,534
2,009	Electronic Arts, Inc.(b)	258,659
1,473	Facebook, Inc., Class A(b)	254,210
18,325	Hewlett Packard Enterprise Co.	282,938
12,181	HP, Inc.	281,137
5,220	Intel Corp.	251,082
1,997	International Business Machines Corp.	289,425
1,387	Intuit, Inc.	283,281
895	Mastercard, Inc., Class A	177,210
4,899	Micron Technology, Inc.(b)	258,618
2,858	Microsoft Corp.	303,177
1,086	NVIDIA Corp.	265,918
2,565	NXP Semiconductors NV (Netherlands)(b)	244,547
6,316	Oracle Corp.	301,147
2,084	PayPal Holdings, Inc.(b)	171,180
4,876	QUALCOMM, Inc.	312,503
2,094	salesforce.com, Inc.(b)	287,192
2,527	Texas Instruments, Inc.	281,306
1,321	Visa, Inc., Class A	180,634
1,930	VMware, Inc., Class A(b)	279,059

		7,977,042

	Materials - 11.2%
5,269	Air Products & Chemicals, Inc.	865,012
12,768	DowDuPont, Inc.	878,055
6,005	Ecolab, Inc.	844,904
7,649	LyondellBasell Industries NV, Class A	847,433
8,397	PPG Industries, Inc.	929,212
5,405	Praxair, Inc.	905,338
2,176	Sherwin-Williams Co. (The)	959,028
17,373	Southern Copper Corp. (Peru)	857,531

		7,086,513

	Real Estate - 1.8%
1,289	American Tower Corp. REIT	191,081
1,763	Crown Castle International Corp. REIT	195,393
450	Equinix, Inc.	197,676
2,769	Prologis, Inc.	181,702
833	Public Storage REIT	181,453
1,087	Simon Property Group, Inc.	191,540

		1,138,845

	Telecommunication Services - 3.8%
23,863	AT&T, Inc.	$762,900
13,039	T-Mobile US, Inc.	782,340
16,229	Verizon Communications, Inc.	838,066

		2,383,306

	Utilities - 7.9%
12,011	American Electric Power Co., Inc.	854,462
11,845	Dominion Energy, Inc.	849,405
10,564	Duke Energy Corp.	862,234
18,898	Exelon Corp.	803,165
4,887	NextEra Energy, Inc.	818,768
17,552	Southern Co. (The)	853,027

		5,041,061

	Total Common Stocks & Other Equity Interests (Cost $54,452,605)	63,378,269

	Money Market Fund - 0.1%
51,929	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $51,929)	51,929

	Total Investments in Securities (Cost $54,504,534) - 100.0%	63,430,198
	Other assets less liabilities - (0.0)%	(23,651)

	Net Assets - 100.0%	$63,406,547

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Top 200 Pure Growth ETF (PXLG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 25.4%
5,517	Amazon.com, Inc.(b)	$9,806,137
2,038	Booking Holdings, Inc.(b)	4,134,531
30,319	Home Depot, Inc. (The)	5,988,609
79,884	Lowe’s Cos., Inc.	7,935,677
50,204	Marriott International, Inc., Class A	6,418,079
25,402	Netflix, Inc.(b)	8,571,905
49,986	NIKE, Inc., Class B	3,844,423
85,833	Starbucks Corp.	4,496,791
16,402	Tesla, Inc.(b)(c)	4,890,092
74,054	TJX Cos., Inc. (The)	7,202,492

		63,288,736

	Consumer Staples - 5.3%
4,453	Altria Group, Inc.	261,302
3,323	Constellation Brands, Inc., Class A	698,594
2,262	Costco Wholesale Corp.	494,722
28,401	Estee Lauder Cos., Inc. (The), Class A	3,832,431
73,367	Monster Beverage Corp.(b)	4,403,487
53,532	Sysco Corp.	3,597,886

		13,288,422

	Energy - 0.0%
2,113	Halliburton Co.	89,633

	Financials - 3.6%
12,765	Aon PLC	1,832,416
58,875	Charles Schwab Corp. (The)	3,006,158
4,942	Progressive Corp. (The)	296,569
7,656	S&P Global, Inc.	1,534,569
40,082	TD Ameritrade Holding Corp.	2,290,686

		8,960,398

	Health Care - 17.6%
76,913	AbbVie, Inc.	7,093,686
75,743	Celgene Corp.(b)	6,823,687
21,760	Illumina, Inc.(b)	7,058,074
9,396	Intuitive Surgical, Inc.(b)	4,774,953
2,750	Regeneron Pharmaceuticals, Inc.(b)	1,012,027
2,546	Stryker Corp.	415,635
12,896	UnitedHealth Group, Inc.	3,265,525
55,738	Vertex Pharmaceuticals, Inc.(b)	9,756,937
40,851	Zoetis, Inc.	3,532,794

		43,733,318

	Industrials - 5.5%
18,247	Boeing Co. (The)	6,501,406
5,223	Deere & Co.	756,238
2,813	FedEx Corp.	691,632
6,587	Illinois Tool Works, Inc.	944,115
3,158	Northrop Grumman Corp.	948,948
8,264	Raytheon Co.	1,636,520
19,290	United Parcel Service, Inc., Class B	2,312,678

		13,791,537

	Information Technology - 35.8%
16,754	Accenture PLC, Class A	2,669,415
29,468	Activision Blizzard, Inc.	2,163,540
33,661	Adobe Systems, Inc.(b)	8,236,173
1,065	Alphabet, Inc., Class C(b)	1,296,382
30,471	Apple, Inc.	5,798,327
144,364	Applied Materials, Inc.	7,020,421
4,583	Automatic Data Processing, Inc.	618,659
19,821	Electronic Arts, Inc.(b)	2,551,954
35,905	Facebook, Inc., Class A(b)	6,196,485

31,794	Intuit, Inc.	$6,493,607
46,871	Mastercard, Inc., Class A	9,280,458
26,964	NVIDIA Corp.	6,602,405
81,307	PayPal Holdings, Inc.(b)	6,678,557
69,781	salesforce.com, Inc.(b)	9,570,464
15,002	Texas Instruments, Inc.	1,670,023
60,819	Visa, Inc., Class A	8,316,390
27,927	VMware, Inc., Class A(b)	4,037,965

		89,201,225

	Materials - 3.5%
14,085	Sherwin-Williams Co. (The)	6,207,682
48,456	Southern Copper Corp. (Peru)	2,391,788

		8,599,470

	Real Estate - 3.2%
19,917	American Tower Corp. REIT	2,952,496
6,124	Equinix, Inc.	2,690,151
10,983	Public Storage REIT	2,392,427

		8,035,074

	Total Common Stocks & Other Equity Interests (Cost $201,287,350)	248,987,813

	Money Market Fund - 0.1%
145,163	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $145,163)	145,163

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $201,432,513) - 100.0%	249,132,976

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
4,795,200	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $4,795,200)	4,795,200

	Total Investments in Securities (Cost $206,227,713) - 101.9%	253,928,176
	Other assets less liabilities - (1.9)%	(4,829,895)

	Net Assets - 100.0%	$249,098,281

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Top 200 Pure Value ETF (PXLV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 9.5%
24,548	Carnival Corp.	$1,454,224
7,365	Comcast Corp., Class A	263,520
266,350	Ford Motor Co.	2,674,154
67,430	General Motors Co.	2,556,271
24,406	Target Corp.	1,969,076
31,023	Twenty-First Century Fox, Inc., Class A	1,396,035

		10,313,280

	Consumer Staples - 8.2%
15,807	Kraft Heinz Co. (The)	952,372
73,885	Mondelez International, Inc., Class A	3,205,131
14,586	Philip Morris International, Inc.	1,258,772
24,114	Procter & Gamble Co. (The)	1,950,340
11,637	Walgreens Boots Alliance, Inc.	786,894
8,449	Walmart, Inc.	753,904

		8,907,413

	Energy - 7.9%
39,453	Baker Hughes a GE Co.	1,364,285
9,765	Chevron Corp.	1,233,026
4,317	ConocoPhillips	311,558
10,128	Exxon Mobil Corp.	825,533
111,531	Kinder Morgan, Inc.	1,983,021
4,117	Marathon Petroleum Corp.	332,777
948	Occidental Petroleum Corp.	79,566
8,002	Phillips 66	986,967
5,512	Schlumberger Ltd.	372,170
8,811	Valero Energy Corp.	1,042,782

		8,531,685

	Financials - 26.1%
68,659	Aflac, Inc.	3,195,390
8,121	Allstate Corp. (The)	772,470
44,194	Bank of America Corp.	1,364,711
24,088	Bank of New York Mellon Corp. (The)	1,287,985
32,169	BB&T Corp.	1,634,507
478	BlackRock, Inc.	240,319
1,110	Chubb Ltd.	155,089
30,655	Citigroup, Inc.	2,203,788
9,769	Goldman Sachs Group, Inc. (The)	2,319,454
17,292	JPMorgan Chase & Co.	1,987,715
33,761	MetLife, Inc.	1,544,228
26,173	Morgan Stanley	1,323,307
11,293	PNC Financial Services Group, Inc. (The)	1,635,565
34,895	Prudential Financial, Inc.	3,521,254
44,672	US Bancorp	2,368,063
45,334	Wells Fargo & Co.	2,597,185

		28,151,030

	Health Care - 10.2%
6,917	Abbott Laboratories	453,340
23,451	Allergan PLC	4,317,095
1,353	Anthem, Inc.	342,309
6,491	CVS Health Corp.	421,006
25,684	Danaher Corp.	2,634,665
17,595	Medtronic PLC	1,587,597
30,867	Pfizer, Inc.	1,232,519

		10,988,531

	Industrials - 9.3%
40,221	Eaton Corp. PLC	3,345,181
215,773	General Electric Co.	2,940,986
50,529	Johnson Controls International PLC	1,895,343
4,942	Norfolk Southern Corp.	835,198

7,329	United Technologies Corp.	$994,838

		10,011,546

	Information Technology - 4.4%
12,249	Cisco Systems, Inc.	518,010
205,009	Hewlett Packard Enterprise Co.	3,165,339
1,175	HP, Inc.	27,119
9,312	Intel Corp.	447,907
9,395	QUALCOMM, Inc.	602,126

		4,760,501

	Materials - 3.2%
9,988	Air Products & Chemicals, Inc.	1,639,730
26,699	DowDuPont, Inc.	1,836,090

		3,475,820

	Real Estate - 1.7%
27,592	Prologis, Inc.	1,810,587

	Telecommunication Services - 4.7%
123,870	AT&T, Inc.	3,960,124
21,220	Verizon Communications, Inc.	1,095,801

		5,055,925

	Utilities - 14.7%
42,582	American Electric Power Co., Inc.	3,029,283
39,467	Dominion Energy, Inc.	2,830,179
39,974	Duke Energy Corp.	3,262,678
51,073	Exelon Corp.	2,170,603
9,956	NextEra Energy, Inc.	1,668,028
58,818	Southern Co. (The)	2,858,555

		15,819,326

	Total Common Stocks (Cost $100,593,892)	107,825,644

	Money Market Fund - 0.0%
40,089	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $40,089)	40,089

	Total Investments in Securities (Cost $100,633,981) - 99.9%	107,865,733
	Other assets less liabilities - 0.1%	67,238

	Net Assets - 100.0%	$107,932,971

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Wilshire Micro-Cap ETF (WMCR)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 10.6%
4,791	A. H. Belo Corp., Class A, Series A	$21,080
1,317	ADOMANI, Inc.(b)	1,008
1,442	Alliance MMA, Inc.(b)	267
1,277	America’s Car-Mart, Inc.(b)	81,728
1,261	Appliance Recycling Centers of America, Inc.(b)	870
1,085	Arcimoto, Inc.(b)	3,949
461	Ark Restaurants Corp.	10,372
1,570	Ascent Capital Group, Inc., Class A(b)	4,522
2,420	Ballantyne Strong, Inc.(b)	13,068
2,651	Bassett Furniture Industries, Inc.	66,275
605	Beasley Broadcast Group, Inc., Class A	3,902
6,881	Beazer Homes USA, Inc.(b)	88,146
621	bebe stores, Inc.	4,384
3,110	Bon-Ton Stores, Inc. (The)(b)	17
2,521	Boot Barn Holdings, Inc.(b)	58,966
3,741	Build-A-Bear Workshop, Inc.(b)	30,302
2,227	CafePress, Inc.(b)	2,695
4,144	CDTi Advanced Materials, Inc.(b)	2,207
6,313	Century Casinos, Inc.(b)	51,451
5,374	Charles & Colvard Ltd.(b)	5,643
2,716	Cherokee, Inc.(b)	1,241
274	Chicken Soup For The Soul Entertainment, Inc., Class A	2,863
9,982	Christopher & Banks Corp.(b)	9,832
8,338	Cinedigm Corp., Class A(b)	12,340
5,434	Clarus Corp.(b)	48,906
2,246	Collectors Universe, Inc.	30,321
637	Comstock Holding Cos., Inc., Class A(b)	1,554
633	Cool Holdings, Inc.(b)	2,475
2,459	Crown Crafts, Inc.	13,033
2,775	Culp, Inc.	68,820
3,953	Del Frisco’s Restaurant Group, Inc.(b)	33,798
1,159	Delta Apparel, Inc.(b)	19,170
3,108	Destination Maternity Corp.(b)	12,618
11,694	Destination XL Group, Inc.(b)	23,680
2,047	DGSE Cos., Inc.(b)	1,466
3,041	Differential Brands Group, Inc.(b)(c)	16,361
4,165	Diversified Restaurant Holdings, Inc.(b)	3,832
2,791	Dixie Group, Inc. (The)(b)	5,582
2,863	Dogness International Copr., Class A (China)(b)	9,648
2,322	Dover Downs Gaming & Entertainment, Inc.(b)	7,059
3,765	Dover Motorsports, Inc.	7,530
589	Educational Development Corp.	11,751
2,166	Emerson Radio Corp.(b)	3,119
2,779	Emmis Communications Corp., Class A(b)	13,478
3,175	Escalade, Inc.	42,545
14,617	EVINE Live, Inc.(b)	20,756
2,378	Famous Dave’s of America, Inc.(b)	15,219
533	FAT Brands, Inc.	3,385
1,936	Flexsteel Industries, Inc.	69,367
1,846	Forward Industries, Inc.(b)	3,175
6,563	Full House Resorts, Inc.(b)	19,755
2,110	Gaia, Inc.(b)	38,402
1,460	Harte-Hanks, Inc.(b)	14,775
3,676	HG Holdings, Inc.(b)	2,389
3,792	hhgregg, Inc.(b)	8
2,996	Hooker Furniture Corp.	134,970

13,000	Iconix Brand Group, Inc.(b)	$6,760
2,227	Insignia Systems, Inc.(b)	3,719
3,436	Inspired Entertainment, Inc.(b)	23,021
156	iPic Entertainment, Inc., Class A(b)	1,019
3,622	J. Alexander’s Holdings, Inc.(b)	38,755
5,048	JAKKS Pacific, Inc.(b)	11,610
3,597	Jamba, Inc.(b)	39,711
1,574	Jerash Holdings US, Inc. (Jordan)(b)	9,491
2,607	Kona Grill, Inc.(b)	6,061
406	Koss Corp.(b)	1,003
2,022	Lakeland Industries, Inc.(b)	27,297
1,910	Lazydays Holdings, Inc.(b)	17,095
14,955	Lee Enterprises, Inc.(b)	46,361
569	Level Brands, Inc.(b)	1,940
4,700	Lifetime Brands, Inc.	57,105
3,430	Lincoln Educational Services Corp.(b)	5,762
7,139	LiveXLive Media, Inc.(b)	34,124
907	Lovesac Co. (The)(b)	18,140
4,637	Luby’s, Inc.(b)	11,361
1,715	MCBC Holdings, Inc.(b)	42,806
1,109	McClatchy Co. (The), Class A(b)	10,813
769	Nathan’s Famous, Inc.	75,554
2,915	Nevada Gold & Casinos, Inc.(b)	5,917
3,304	New Home Co., Inc. (The)(b)	30,463
8,569	New York & Co., Inc.(b)	41,988
1,510	Noodles & Co., Class A(b)(c)	15,780
3,318	Nova Lifestyle, Inc.(b)	6,039
489	NTN Buzztime, Inc.(b)	2,230
469	P&F Industries, Inc., Class A	3,902
1,781	Papa Murphy’s Holdings, Inc.(b)	9,938
2,273	Peak Resorts, Inc.	11,251
3,945	Rave Restaurant Group, Inc.(b)	5,878
2,370	RCI Hospitality Holdings, Inc.	76,859
4,988	Reading International, Inc., Class A(b)	78,810
4,951	Red Lion Hotels Corp.(b)	61,888
1,071	RLJ Entertainment, Inc.(b)	6,608
1,942	Rocky Brands, Inc.	50,201
850	Saga Communications, Inc., Class A	32,173
3,293	Salem Media Group, Inc.	16,300
2,798	Sears Hometown and Outlet Stores, Inc.(b)	6,296
3,734	Shiloh Industries, Inc.(b)	30,806
14,051	Skyline Champion Corp.	360,830
802	Spanish Broadcasting System, Inc., Class A(b)	241
1,894	SPAR Group, Inc.(b)	2,349
6,289	Stage Stores, Inc.	13,396
8,039	Stein Mart, Inc.(b)	17,766
709	Strattec Security Corp.	23,397
4,115	Summer Infant, Inc.(b)	5,555
2,901	Superior Group of Cos., Inc.	60,805
3,366	Sypris Solutions, Inc.(b)	4,914
2,406	Tandy Leather Factory, Inc.(b)	18,767
7,132	Town Sports International Holdings, Inc.(b)	77,026
1,903	Townsquare Media, Inc., Class A	12,331
3,418	Trans World Entertainment Corp.(b)	3,216
2,727	Turtle Beach Corp.(b)	74,147
666	Unique Fabricating, Inc.	5,528
5,217	Universal Technical Institute, Inc.(b)	16,955
14,194	UQM Technologies, Inc.(b)	13,493
6,992	Urban One, Inc.(b)	15,033
7,611	US Auto Parts Network, Inc.(b)	10,427
2,284	Vince Holding Corp.(b)	40,450
3,997	VOXX International Corp.(b)	20,984
2,824	Xcel Brands, Inc.(b)	7,625
6,354	XpresSpa Group, Inc.(b)	1,722
1,043	Xspand Products Lab, Inc.(b)	5,862
987	YogaWorks, Inc.(b)	1,875
6,751	ZAGG, Inc.(b)	100,590

		3,074,194

Schedule of Investments(a)

	Consumer Staples - 3.9%
30,636	22nd Century Group, Inc.(b)(c)	$76,590
1,942	Alico, Inc.	62,144
1,984	Alliance One International, Inc.(b)(c)	32,538
701	Arcadia Biosciences, Inc.(b)	4,486
26,135	Castle Brands, Inc.(b)	32,146
1,709	CCA Industries, Inc.(b)	4,700
1,400	Coffee Holding Co., Inc.(b)	7,630
3,088	Craft Brew Alliance, Inc.(b)	61,142
4,210	Crimson Wine Group Ltd.(b)	39,153
1,011	Cyanotech Corp.(b)	3,690
3,132	Ifresh, Inc.(b)	8,143
10,219	Jones Soda Co.(b)	2,810
5,709	Landec Corp.(b)	79,926
3,751	Lifevantage Corp.(b)	36,235
1,165	Lifeway Foods, Inc.(b)	4,334
3,785	Limoneira Co.	103,179
2,313	Long Blockchain Corp.(b)	775
506	Mannatech, Inc.	10,044
1,685	Natural Alternatives International, Inc.(b)	17,103
4,248	Nature’s Sunshine Products, Inc.(b)	33,559
7,607	New Age Beverages Corp.(b)(c)	15,442
1,237	Ocean Bio-Chem, Inc.	4,367
1,189	Oil-Dri Corp. of America	50,366
2,630	Orchids Paper Products Co.(b)	13,229
9,094	Primo Water Corp.(b)	159,600
11,776	PURE Bioscience, Inc.(b)	6,606
3,610	Reed’s, Inc.(b)	9,205
343	Reliv International, Inc.(b)	1,657
1,429	Seneca Foods Corp., Class A(b)	38,512
3,897	Shineco, Inc. (China)(b)	5,066
955	Truett-Hurst, Inc., Class A(b)	1,251
4,908	Turning Point Brands, Inc.	164,222
747	United-Guardian, Inc.	13,819
9,821	Veru, Inc.(b)	18,954
989	Willamette Valley Vineyards, Inc.(b)	8,110

		1,130,733

	Energy - 5.5%
675	Adams Resources & Energy, Inc.	27,000
12,901	Approach Resources, Inc.(b)(c)	29,672
5,135	Aspen Aerogels, Inc.(b)	26,086
1,085	Barnwell Industries, Inc.(b)	2,213
9,097	Camber Energy, Inc.(b)	3,731
1,398	Centrus Energy Corp., Class A(b)	4,320
3,858	Comstock Resources, Inc.(b)	35,108
4,171	Contango Oil & Gas Co.(b)	23,399
1,574	Cross Timbers Royalty Trust	23,311
5,222	Dawson Geophysical Co.(b)	40,784
5,883	Enduro Royalty Trust	19,120
3,824	ENGlobal Corp.(b)	4,589
6,523	Evolution Petroleum Corp.	70,122
4,310	EXCO Resources, Inc.(b)	246
1,566	FieldPoint Petroleum Corp.(b)	313
57,708	Gastar Exploration, Inc.(b)	9,810
461	Gevo, Inc.(b)	1,793
1,867	Gulfmark Offshore, Inc.(b)	70,367
4,543	Harvest Natural Resources, Inc.(b)(d)	0
13,418	Houston American Energy Corp.(b)	3,220
10,487	Hugoton Royalty Trust	6,135
9,326	Hyperdynamics Corp.(b)	65
2,590	ION Geophysical Corp.(b)	66,304
199	Isramco, Inc.(b)	23,482
11,834	Lilis Energy, Inc.(b)(c)	55,502
3,940	Lonestar Resources US, Inc., Class A(b)	36,248
235	Mexco Energy Corp.(b)	1,351
6,622	Midstates Petroleum Co., Inc.(b)	86,815
2,187	Mitcham Industries, Inc.(b)	8,442
2,951	Natural Gas Services Group, Inc.(b)	65,217
55,434	Northern Oil and Gas, Inc.(b)	206,215
170	Nuverra Environmental Solutions, Inc.(b)	2,023
9,307	Pacific Coast Oil Trust, Class Trust Unit	23,547
11,486	Pacific Ethanol, Inc.(b)	33,597
3,871	Panhandle Oil and Gas, Inc., Class A	78,968
6,708	PetroQuest Energy, Inc.(b)	1,605
13,724	Pioneer Energy Services Corp.(b)	45,289

2,116	Quintana Energy Services, Inc.(b)	$15,383
1,082	Ranger Energy Services, Inc., Class A(b)	10,441
7,188	Renewable Energy Group, Inc.(b)	122,555
2,807	Rex Energy Corp.(b)	357
765	Rosehill Resources, Inc.(b)	6,717
12,689	Royale Energy, Inc.(b)	5,329
3,290	SAExploration Holdings, Inc.(b)(c)	4,277
2,832	SilverBow Resources, Inc.(b)	86,291
2,380	Superior Drilling Products, Inc.(b)	4,308
2,307	Synthesis Energy Systems, Inc.(b)	6,160
2,785	Tengasco, Inc.(b)	2,740
13,723	Torchlight Energy Resources, Inc.(b)	16,056
17,060	Triangle Petroleum Corp.(b)	508
42,035	Uranium Energy Corp.(b)(c)	69,358
3,301	US Energy Corp. Wyoming(b)	3,664
13,283	VAALCO Energy, Inc.(b)	40,380
55,451	Vantage Drilling Co.(b)	1,109
5,772	Vertex Energy, Inc.(b)	5,610
3,343	Voc Energy Trust	19,055
4,383	Westmoreland Coal Co.(b)	789
11,085	Westwater Resources, Inc.(b)	3,937
3,411	Yuma Energy, Inc.(b)	1,261
15,212	Zion Oil & Gas, Inc.(b)(c)	47,005

		1,609,299

	Financials - 25.6%
1,224	1347 Property Insurance Holdings, Inc.(b)	8,752
6,446	180 Degree Capital Corp.(b)	14,504
1,327	Alcentra Capital Corp.	8,055
2,115	American National Bankshares, Inc.	85,234
1,543	American River Bankshares	24,148
4,728	AmeriServ Financial, Inc.	20,567
12,716	Arbor Realty Trust, Inc. REIT	144,581
5,849	Ares Commercial Real Estate Corp. REIT	82,588
287	Ashford, Inc.(b)	24,320
521	Asta Funding, Inc.	1,615
1,328	Atlantic American Corp.	3,386
1,892	Atlanticus Holdings Corp.(b)	4,352
2,567	Atlas Financial Holdings, Inc.(b)	21,691
839	Bancorp 34, Inc.	13,088
1,561	Bank of Marin Bancorp	138,695
1,152	Bank of South Carolina Corp.	23,558
1,787	Bankwell Financial Group, Inc.	58,077
4,113	BCB Bancorp, Inc.	61,284
1,370	Broadway Financial Corp.(b)	2,767
2,299	BSB Bancorp, Inc.(b)	77,476
989	Business First Bancshares, Inc.	25,566
918	C&F Financial Corp.	57,375
2,599	Capstar Financial Holdings, Inc.	46,522
1,877	Carolina Trust Bancshares, Inc.(b)	15,579
5,702	Central Federal Corp.(b)	13,799
3,427	Central Valley Community Bancorp	73,646
789	Century Bancorp, Inc., Class A	61,029
1,087	Chemung Financial Corp.	48,872
3,286	Cherry Hill Mortgage Investment Corp. REIT	60,528
2,990	Citizens & Northern Corp.	80,969
565	Citizens First Corp.	14,718
2,690	Civista Bancshares, Inc.	66,524
3,590	CM Finance, Inc.	31,951
3,876	CNB Financial Corp.	120,195
1,942	Codorus Valley Bancorp, Inc.	60,649
200	Cohen & Co., Inc.	2,083
1,748	Colony Bankcorp, Inc.	28,929
909	Community First Bancshares, Inc.(b)	10,499
1,050	Conifer Holdings, Inc.(b)	6,563
4,960	Consumer Portfolio Services, Inc.(b)	16,616
491	County Bancorp, Inc.	12,982
6,890	Crossroads Capital Escrow(b)(d)	0
583	Ditech Holding Corp.(b)	3,428
1,274	Eagle Bancorp Montana, Inc.	24,270
389	Eagle Financial Bancorp, Inc.(b)	6,185
2,882	Elevate Credit, Inc.(b)	26,860

Schedule of Investments(a)

3,333	Ellington Residential Mortgage REIT	$37,330
39,778	Emergent Capital, Inc.(b)	13,922
1,644	Entegra Financial Corp.(b)	47,923
2,822	Enterprise Bancorp, Inc.	107,208
1,807	Equus Total Return, Inc.(b)	3,885
664	Esquire Financial Holdings, Inc.(b)	16,959
2,745	ESSA Bancorp, Inc.	43,097
1,088	Evans Bancorp, Inc.	50,973
2,344	Farmers & Merchants Bancorp, Inc.(c)	109,324
1,798	Farmers Capital Bank Corp.	101,227
2,768	FedNat Holding Co.	64,494
781	FFBW, Inc.(b)	8,708
6,414	Fidus Investment Corp.	92,554
1,070	Fifth Street Asset Management, Inc., Class A	1,445
4,434	First Acceptance Corp.(b)	4,966
2,503	First Bancorp, Inc./Me	76,342
3,473	First Connecticut Bancorp, Inc.	108,010
2,232	First Financial Northwest, Inc.	39,417
2,610	First Internet Bancorp	82,998
3,933	First NBC Bank Holding Co.(b)	159
1,853	First United Corp.	34,651
1,596	First US Bancshares, Inc.	17,891
4,208	Garrison Capital, Inc.	35,305
7,052	Gladstone Capital Corp.	65,936
8,435	Gladstone Investment Corp.(c)	95,316
626	Glen Burnie Bancorp	7,825
1,611	Global Brokerage, Inc., Class A(b)	113
2,794	Great Ajax Corp. REIT	37,356
6,143	Great Elm Capital Group, Inc.(b)	19,965
5,026	GSV Capital Corp.(b)	34,679
2,551	Guaranty Bancshares, Inc.	79,999
396	GWG Holdings, Inc.(b)	2,990
4,024	Hallmark Financial Services, Inc.(b)	42,493
1,273	Harvest Capital Credit Corp.	13,876
1,427	Hawthorn Bancshares, Inc.	31,037
2,998	Health Insurance Innovations, Inc., Class A(b)	99,684
1,028	HMN Financial, Inc.(b)	21,331
2,005	Home Bancorp, Inc.	91,408
1,342	HopFed Bancorp, Inc.	22,076
3,022	Horizon Technology Finance Corp., Class Closed End Fund	32,456
4,719	Hunt Cos. Finance Trust, Inc. REIT	15,809
2,802	Impac Mortgage Holdings, Inc.(b)	24,714
1,474	Independence Holding Co.	51,222
2,153	Investar Holding Corp.	57,700
237	Investors Title Co.	45,362
325	Level One Bancorp, Inc.	8,938
1,029	Limestone Bancorp, Inc.(b)	16,052
7,171	Macatawa Bank Corp.	87,988
3,736	Manning & Napier, Inc., Class A	11,395
2,931	Marlin Business Services Corp.	90,275
5,001	MBT Financial Corp.	57,011
5,511	Medallion Financial Corp.(b)	28,547
1,206	Medley Management, Inc., Class A	4,462
860	Metropolitan Bank Holding Corp.(b)	42,260
4,353	MidSouth Bancorp, Inc.	61,595
2,919	MidWestOne Financial Group, Inc.	93,875
5,306	Monroe Capital Corp.	70,994
2,248	MutualFirst Financial, Inc.	86,323
1,569	National Bankshares, Inc.	74,135
4,395	Newtek Business Services Corp.	92,383
2,068	Nicholas Financial, Inc.(b)	19,026
1,676	Northrim Bancorp, Inc.	67,543
1,639	Norwood Financial Corp.	61,626
2,730	OFS Capital Corp.	31,586
4,919	OHA Investment Corp.	7,182
1,175	Old Point Financial Corp.	34,063
6,574	Old Second Bancorp, Inc.	101,897
2,618	Oppenheimer Holdings, Inc., Class A	77,362
12,336	Orchid Island Capital, Inc. REIT(c)	100,292

205	Ottawa Bancorp, Inc.	$2,813
2,035	Owens Realty Mortgage, Inc. REIT(c)	33,944
3,852	Pacific Mercantile Bancorp(b)	37,750
2,104	Parke Bancorp, Inc.	49,654
4,084	Patriot National, Inc.(b)(d)	94
4,549	PCSB Financial Corp.	89,524
1,936	PDL Community Bancorp(b)	29,350
1,229	Penns Woods Bancorp, Inc.	56,042
1,383	Peoples Bancorp of North Carolina, Inc.	43,412
1,219	Plumas Bancorp	33,583
2,903	Premier Financial Bancorp, Inc.	55,186
1,212	Provident Bancorp, Inc.(b)	33,269
1,506	Provident Financial Holdings, Inc.	27,936
1,578	Randolph Bancorp, Inc.(b)	26,037
2,740	Regional Management Corp.(b)	90,886
5,917	Riverview Bancorp, Inc.	53,845
2,991	Sachem Capital Corp. REIT	12,472
731	Salisbury Bancorp, Inc.	32,091
956	Saratoga Investment Corp.	23,116
1,582	SB Financial Group, Inc.	31,324
2,485	Security National Financial Corp., Class A(b)	12,798
2,695	Severn Bancorp, Inc.	23,177
2,975	Shore Bancshares, Inc.	57,477
2,856	SI Financial Group, Inc.	39,841
1,068	Siebert Financial Corp.(b)	15,924
3,461	Sierra Bancorp	102,238
1,693	Silvercrest Asset Management Group, Inc., Class A	29,543
1,529	Southern First Bancshares, Inc.(b)	67,200
2,028	Southern Missouri Bancorp, Inc.	80,390
4,977	Southern National Bancorp of Virginia, Inc.	87,297
525	Spirit of Texas Bancshares, Inc.(b)	11,487
4,183	Stellus Capital Investment Corp.	55,006
3,007	Summit Financial Group, Inc.	76,979
8,127	Sutherland Asset Management Corp. REIT	135,721
2,297	Territorial Bancorp, Inc.	70,059
10,704	TheStreet.com, Inc.(b)	24,512
1,744	Timberland Bancorp, Inc.	63,168
717	Tremont Mortgage Trust(b)	9,285
4,654	TriplePoint Venture Growth BDC Corp.	63,574
2,237	Two River Bancorp	41,608
937	Union Bankshares, Inc.	49,520
1,356	United Bancorp, Inc./Oh	17,899
11,281	United Community Financial Corp.	117,886
3,899	United Security Bancshares	41,914
2,106	Unity Bancorp, Inc.	51,386
2,859	US Global Investors, Inc., Class A(c)	4,660
280	Value Line, Inc.	6,387
3,933	West Bancorporation, Inc.	97,538
656	Westbury Bancorp, Inc.(b)	14,465
6,830	Western New England Bancorp, Inc.	74,106
5,383	WhiteHorse Finance, Inc.	78,269

		7,437,662

	Health Care - 26.5%
12,422	AcelRx Pharmaceuticals, Inc.(b)	34,782
1,966	Acer Therapeutics, Inc.(b)	35,388
566	Achieve Life Sciences, Inc.(b)	1,856
2,017	Acura Pharmaceuticals, Inc.(b)	605
8,754	Adamis Pharmaceuticals Corp.(b)(c)	28,013
2,838	Addus HomeCare Corp.(b)	187,734
4,012	Aeglea BioTherapeutics, Inc.(b)	33,741
1,425	Aeon Global Health Corp.(b)	819
9,830	Affymax, Inc.(b)	162
5,926	Agile Therapeutics, Inc.(b)	1,736
1,739	Aileron Therapeutics, Inc.(b)	5,374
21,492	Akers Biosciences, Inc.(b)	5,958
3,069	Albireo Pharma, Inc.(b)	96,827
3,848	Aldeyra Therapeutics, Inc.(b)	26,744
13,772	Alimera Sciences, Inc.(b)	14,598
1,953	Allena Pharmaceuticals, Inc.(b)	20,917

Schedule of Investments(a)

631	Allied Healthcare Products, Inc.(b)	$1,483
5,916	Alphatec Holdings, Inc.(b)	15,973
2,796	Alpine Immune Sciences, Inc.(b)	19,502
6,765	Altimmune, Inc.(b)	2,253
1,159	Amedica Corp.(b)	556
1,033	American Shared Hospital Services(b)	3,047
21,273	Ampio Pharmaceuticals, Inc.(b)(c)	63,181
4,187	Anthera Pharmaceuticals, Inc.(b)	356
3,383	Apollo Endosurgery, Inc.(b)	30,819
3,276	Applied Genetic Technologies Corp.(b)	13,104
6,146	Apricus Biosciences, Inc.(b)	1,844
4,915	Aptevo Therapeutics, Inc.(b)	20,741
3,094	AquaBounty Technologies, Inc.(b)	8,818
3,431	ARCA biopharma, Inc.(b)	2,848
2,553	Argos Therapeutics, Inc.(b)	353
20,759	ArQule, Inc.(b)	103,380
1,162	Arsanis, Inc.(b)	2,928
653	Atossa Genetics, Inc.(b)	1,476
4,301	aTyr Pharma, Inc.(b)	3,335
1,798	Avenue Therapeutics, Inc.(b)	7,102
26,802	AVEO Pharmaceuticals, Inc.(b)(c)	57,088
13,546	Avid Bioservices, Inc.(b)	75,451
2,354	Avinger, Inc.(b)	3,131
4,781	Axsome Therapeutics, Inc.(b)	12,550
9,409	Aytu BioScience, Inc.(b)	3,232
3,384	AzurRx BioPharma, Inc.(b)	8,629
8,589	Bellerophon Therapeutics, Inc.(b)(c)	21,472
1,838	Bioanalytical Systems, Inc.(b)	3,161
596	Biocept, Inc.(b)(c)	2,861
596	Biocept, Inc. Rts. expiring 08/13/18(b)(d)	0
3,812	Biolase, Inc.(b)	4,727
2,494	BioLife Solutions, Inc.(b)	47,536
46,195	BioPharmX Corp.(b)	9,285
1,513	BioSpecifics Technologies Corp.(b)	68,841
31,601	BioTime, Inc.(b)(c)	82,163
1,189	Bioxcel Therapeutics, Inc.(b)	11,949
8,017	Bovie Medical Corp.(b)	38,722
1,706	Caladrius Biosciences, Inc.(b)	8,547
7,518	Calithera Biosciences, Inc.(b)	33,455
1,595	Calyxt, Inc.(b)	28,008
6,547	Cancer Genetics, Inc.(b)	5,971
8,073	CareDx, Inc.(b)	108,663
6,172	CAS Medical Systems, Inc.(b)	12,221
10,841	CASI Pharmaceuticals, Inc.(b)	79,139
6,318	Catabasis Pharmaceuticals, Inc.(b)	4,359
2,847	Catalyst Biosciences, Inc.(b)	28,128
23,402	Catalyst Pharmaceuticals, Inc.(b)	67,632
1,919	Catasys, Inc.(b)	13,337
462	Cellectar Biosciences, Inc.(b)(c)	1,474
2,648	CEL-SCI Corp.(b)	2,358
4,628	Celsion Corp.(b)(c)	12,357
8,236	Cerecor, Inc.(b)	36,568
4,883	Cesca Therapeutics, Inc.(b)	1,872
3,193	Chembio Diagnostics, Inc.(b)	36,241
4,343	Chiasma, Inc.(b)	6,080
4,985	Cidara Therapeutics, Inc.(b)	20,937
7,454	Clearside BioMedical, Inc.(b)(c)	66,415
1,274	Cleveland BioLabs, Inc.(b)	3,019
10,526	Codexis, Inc.(b)	151,574
1,777	Co-Diagnostics, Inc.(b)	6,255
6,858	Conatus Pharmaceuticals, Inc.(b)	27,775
5,459	Concert Pharmaceuticals, Inc.(b)	87,289
15,171	ConforMIS, Inc.(b)	14,564
30,688	Corindus Vascular Robotics, Inc.(b)(c)	30,995
7,011	Corium International, Inc.(b)	51,952
4,440	Corvus Pharmaceuticals, Inc.(b)	43,823
4,281	CryoPort, Inc.(b)(c)	63,188
14,289	CTI BioPharma Corp.(b)	31,722
1,689	Cue Biopharma, Inc.(b)	15,302
2,307	Cumberland Pharmaceuticals, Inc.(b)	14,073
6,774	Curis, Inc.(b)	10,635
2,579	Cyclacel Pharmaceuticals, Inc.(b)	4,075

1,614	Cytori Therapeutics, Inc.(b)(c)	$1,090
7,168	CytoSorbents Corp.(b)	86,016
8,819	CytRx Corp.(b)	10,142
1,707	Dare Bioscience, Inc.(b)	1,946
216	Delcath Systems, Inc.(b)	551
12,639	Dextera Surgical, Inc.(b)	755
5,011	Digirad Corp.	8,268
1,049	Diversicare Healthcare Services, Inc.	6,798
39,853	Durect Corp.(b)	58,584
5,570	Edge Therapeutics, Inc.(b)	5,180
12,087	Egalet Corp.(b)	3,505
2,795	Eiger BioPharmaceuticals, Inc.(b)	28,229
6,330	Ekso Bionics Holdings, Inc.(b)(c)	11,141
1,869	Electromed, Inc.(b)	9,812
14,276	Endocyte, Inc.(b)	218,708
473	ENDRA Life Sciences, Inc.(b)	1,178
10,228	Enzo Biochem, Inc.(b)	45,208
11,592	Enzon Pharmaceuticals, Inc.	3,026
1,980	Escalon Medical Corp.(b)	416
4,002	Evoke Pharma, Inc.(b)	11,086
1,923	Evolus, Inc.(b)	37,806
10,323	EyeGate Pharmaceuticals, Inc.(b)	5,499
703	Eyenovia, Inc.(b)	4,042
1,276	FC Global Realty, Inc.(b)	384
1,435	Fibrocell Science, Inc.(b)	2,813
6,625	Five Star Senior Living, Inc.(b)	8,612
2,361	Flex Pharma, Inc.(b)	1,968
1,648	FONAR Corp.(b)	43,013
8,738	Fortress Biotech, Inc.(b)	19,486
1,642	Fulgent Genetics, Inc.(b)	7,882
8,411	Galectin Therapeutics, Inc.(b)	42,476
2,724	Gemphire Therapeutics, Inc.(b)	19,940
14,074	Genocea Biosciences, Inc.(b)	8,585
1,021	Genprex, Inc.(b)(c)	3,094
1,161	GlobeImmune, Inc.(b)	621
2,934	Great Basin Scientific, Inc.(b)	100
2,008	GTx, Inc.(b)	32,771
85	Hancock Jaffe Laboratories, Inc.(b)	255
7,264	Harvard Bioscience, Inc.(b)	41,405
5,456	Heat Biologics, Inc.(b)(c)	10,967
12,113	Hemispherx Biopharma, Inc.(b)	3,513
4,287	Histogenics Corp.(b)	9,474
3,298	Hooper Holmes, Inc.(b)	160
6,025	HTG Molecular Diagnostics, Inc.(b)	17,593
4,019	Icad, Inc.(b)	12,218
6,267	Idera Pharmaceuticals, Inc.(b)	35,785
8,958	Immune Design Corp.(b)	34,040
10,992	ImmunoCellular Therapeutics Ltd.(b)	2,542
5,474	Imprimis Pharmaceuticals, Inc.(b)	12,864
13,818	Infinity Pharmaceuticals, Inc.(b)	24,458
5,013	InfuSystem Holdings, Inc.(b)	15,290
6,737	Innovate Biopharmaceuticals, Inc.(b)(c)	35,167
7,307	Interpace Diagnostics Group, Inc.(b)(c)	7,526
805	Intrexon Corp.(b)(d)	0
1,626	IntriCon Corp.(b)(c)	94,471
14,307	Invitae Corp.(b)	126,474
5,484	Invuity, Inc.(b)	21,936
1,257	iRadimed Corp.(b)	28,911
3,051	IRIDEX Corp.(b)	23,935
14,446	IsoRay, Inc.(b)	8,913
4,852	ITUS Corp.(b)	15,963
2,550	Jaguar Health, Inc.(b)	2,546
2,959	Joint Corp. (The)(b)	24,264
2,911	Juniper Pharmaceuticals, Inc.(b)	33,476
1,387	KalVista Pharmaceuticals, Inc.(b)	12,989
2,424	KemPharm, Inc.(b)	9,938
629	Kewaunee Scientific Corp.	19,876
1,300	Kezar Life Sciences, Inc.(b)	21,203
6,943	Kindred Biosciences, Inc.(b)	94,078
1,325	Krystal Biotech, Inc.(b)	21,796
3,855	Leap Therapeutics, Inc.(b)	28,835
2,068	MabVax Therapeutics Holdings, Inc.(b)	1,034

Schedule of Investments(a)

8,924	Marinus Pharmaceuticals, Inc.(b)	$66,038
10,860	Mateon Therapeutics, Inc.(b)	2,224
22,929	Matinas Biopharma Holdings, Inc.(b)	8,094
1,743	Medical Transcription Billing Corp.(b)(c)	8,332
10,338	MediciNova, Inc.(b)(c)	97,797
9,101	MEI Pharma, Inc.(b)	34,493
1,312	MeiraGTx Holdings PLC(b)	12,084
3,288	Merrimack Pharmaceuticals, Inc.(b)	16,999
3,303	Mersana Therapeutics, Inc.(b)	38,975
11,043	Microbot Medical, Inc.(b)	6,876
544	Micron Solutions, Inc.(b)	1,795
2,771	Miragen Therapeutics, Inc.(b)	18,677
1,899	Misonix, Inc.(b)	31,096
6,740	Molecular Templates, Inc.(b)	34,913
902	Motus GI Holdings, Inc. (Israel)(b)	6,089
4,269	Mustang Bio, Inc.(b)	29,243
2,213	Myomo, Inc.(b)	4,935
5,165	NanoString Technologies, Inc.(b)	60,585
42,725	Navidea Biopharmaceuticals, Inc.(b)	6,580
1,639	Neon Therapeutics, Inc.(b)	18,111
6,539	Neos Therapeutics, Inc.(b)	35,638
3,975	Neuralstem, Inc.(b)	4,492
1,929	NeuroMetrix, Inc.(b)	2,276
1,638	Neurotrope, Inc.(b)	16,462
103,377	Northwest Biotherapeutics, Inc.(b)	22,226
1,389	NovaBay Pharmaceuticals, Inc.(b)	3,403
5,121	Novan, Inc.(b)	13,110
1,678	Novus Therapeutics, Inc.(b)	12,300
3,711	Nuvectra Corp.(b)	58,188
2,396	Obalon Therapeutics, Inc.(b)	3,977
6,018	Oncobiologics, Inc.(b)	5,115
4,856	Oncocyte Corp.(b)	11,897
20,740	Onconova Therapeutics, Inc.(b)	9,374
1,282	OpGen, Inc.(b)	2,410
845	Oragenics, Inc.(b)(c)	490
4,655	Orexigen Therapeutics, Inc.(b)	163
1,105	Orthopediatrics Corp.(b)	31,051
8,156	OvaScience, Inc.(b)	7,340
2,969	Ovid Therapeutics, Inc.(b)	29,631
1,247	Pain Therapeutics, Inc.(b)	2,793
52,089	Palatin Technologies, Inc.(b)	50,005
1,744	PAVmed, Inc.(b)	2,756
2,521	Pernix Therapeutics Holdings, Inc.(b)(c)	5,924
6,293	Pfenex, Inc.(b)	32,220
1,379	PhaseRx, Inc.(b)	8
4,529	Pieris Pharmaceuticals, Inc.(b)	24,864
2,151	PLx Pharma, Inc.(b)	7,206
4,639	PolarityTE, Inc.(b)(c)	105,723
2,462	PositiveID Corp.(b)	2
4,538	Precipio, Inc.(b)	1,797
3,095	Precision Therapeutics, Inc.(b)(c)	3,590
365	Pressure BioSciences, Inc.(b)	1,256
845	Pro-Dex, Inc.(b)	5,281
2,218	ProPhase Labs, Inc.	6,587
2,891	Protagonist Therapeutics, Inc.(b)	20,006
38,166	Protalix BioTherapeutics, Inc.(b)	18,701
2,086	Proteon Therapeutics, Inc.(b)	4,485
6,716	Proteostasis Therapeutics, Inc.(b)	16,656
1,267	Psychemedics Corp.	26,474
8,684	Pulmatrix, Inc.(b)	3,995
2,611	Pulse Biosciences, Inc.(b)	34,883
1,151	Quanterix Corp.(b)	17,253
3,471	Ra Pharmaceuticals, Inc.(b)	38,181
12,319	RadNet, Inc.(b)	165,075
4,516	Recro Pharma, Inc.(b)	23,393
17,879	RegeneRx Biopharmaceuticals, Inc.(b)	3,755
18,052	Regulus Therapeutics, Inc.(b)	5,098
214,631	Rennova Health, Inc.(b)	193
590	ReShape Lifesciences, Inc.(b)	620
993	Restoration Robotics, Inc.(b)	2,919
3,340	Retractable Technologies, Inc.(b)	2,639
8,323	Rexahn Pharmaceuticals, Inc.(b)(c)	12,568

1,978	Riot Blockchain, Inc.(c)	$12,837
1,000	Ritter Pharmaceuticals, Inc.(b)	2,180
8,764	Savara, Inc.(b)	96,492
2,625	scPharmaceuticals, Inc.(b)	12,233
12,281	SCYNEXIS, Inc.(b)	19,527
3,049	SeaSpine Holdings Corp.(b)	42,564
9,434	Second Sight Medical Products, Inc.(b)	15,094
4,688	Selecta Biosciences, Inc.(b)(c)	56,772
1,622	SELLAS Life Sciences Group, Inc.(b)(c)	1,865
4,336	Senestech, Inc.(b)(c)	5,160
4,336	Senestech, Inc. Rts. expiring 08/13/18(b)(c)	0
21,827	Senseonics Holdings, Inc.(b)	80,323
569	Sensus Healthcare, Inc.(b)	3,881
16,646	Sesen Bio, Inc.(b)	29,131
5,850	Sientra, Inc.(b)	119,750
15,976	Sierra Oncology, Inc. (Canada)(b)	45,372
3,089	Simulations Plus, Inc.	54,830
1,618	Sonoma Pharmaceuticals, Inc.(b)	3,527
7,499	Sophiris Bio, Inc. (Canada)(b)	21,372
3,741	Sorrento Tech, Inc.(b)(d)	0
2,621	Spero Therapeutics, Inc.(b)	30,194
1,105	Spring Bank Pharmaceuticals, Inc.(b)	14,177
6,267	Stemline Therapeutics, Inc.(b)	96,512
12,205	Stereotaxis, Inc.(b)	9,967
5,978	Strata Skin Sciences, Inc.(b)	12,016
3,877	Streamline Health Solutions, Inc.(b)	4,846
10,028	Strongbridge Biopharma PLC(b)	47,633
7,209	Sunesis Pharmaceuticals, Inc.(b)	16,364
1,148	SunLink Health Systems, Inc.(b)	1,538
5,830	Syndax Pharmaceuticals, Inc.(b)	39,294
4,871	Synlogic, Inc.(b)	45,641
30,337	Synthetic Biologics, Inc.(b)	5,461
8,393	T2 Biosystems, Inc.(b)	50,274
10,956	Tandem Diabetes Care, Inc.(b)	301,947
2,074	Tapimmune, Inc.(b)	14,539
2,864	Taxus Cardium Pharmaceuticals Group, Inc.(b)	272
7,435	Teligent, Inc.(b)	31,078
4,169	TetraLogic Pharmaceuticals Corp.(b)	94
1,799	Tobira Therapeutics, Inc.(b)(d)	24,718
2,401	Tocagen, Inc.(b)	22,209
2,218	Tonix Pharmaceuticals Holding Corp.(b)	2,617
6,859	Tracon Pharmaceuticals, Inc.(b)	16,805
14,612	Trevena, Inc.(b)	22,502
1,297	Trovagene, Inc.(b)	1,016
1,486	Unum Therapeutics, Inc.(b)	24,920
694	Utah Medical Products, Inc.	67,318
4,521	Valeritas Holdings, Inc.(b)	6,736
1,742	Vaxart, Inc.(b)	5,313
6,152	Veracyte, Inc.(b)	66,626
19,127	Verastem, Inc.(b)	147,278
10,494	Vericel Corp.(b)	109,662
10,467	Vermillion, Inc.(b)	6,125
8,987	Versartis, Inc.(b)	15,278
4,747	Vical, Inc.(b)	6,551
12,922	Viking Therapeutics, Inc.(b)(c)	131,804
7,443	Vital Therapies, Inc.(b)(c)	59,172
5,247	Viveve Medical, Inc.(b)	10,599
27,805	VIVUS, Inc.(b)	18,073
1,893	vTv Therapeutics, Inc., Class A(b)(c)	2,385
989	Windtree Therapeutics, Inc.(b)	3,907
1,475	Xeris Pharmaceuticals, Inc.(b)	26,845
2,194	XOMA Corp.(b)	53,687
1,729	Yield10 Bioscience, Inc.(b)	2,127
6,650	Zafgen, Inc.(b)	69,160
2,731	Zosano Pharma Corp.(b)	11,416
3,619	Zynerba Pharmaceuticals, Inc.(b)	24,066

		7,707,837

	Industrials - 9.1%
734	Acme United Corp.	16,009
201	AeroCentury Corp.(b)	3,367
284	Air T, Inc.(b)	9,301

Schedule of Investments(a)

1,939	Allied Motion Technologies, Inc.	$88,961
895	American Electric Technologies, Inc.(b)	1,083
4,665	American Superconductor Corp.(b)	24,165
786	AMREP Corp.(b)	5,785
33,690	Applied Energetics, Inc.(b)	4,211
8,348	Aqua Metals, Inc.(b)	24,961
6,461	Arotech Corp.(b)	25,198
650	Art’s-Way Manufacturing Co., Inc.(b)	1,787
830	Astrotech Corp.(b)	3,237
1,416	ASV Holdings, Inc.(b)	9,926
499	Avalon Holdings Corp., Class A(b)	1,831
22,762	Axion Power International, Inc.(b)	127
2,414	BlueLinx Holdings, Inc.(b)	82,245
4,032	Broadwind Energy, Inc.(b)	9,395
16,651	Capstone Turbine Corp.(b)	23,811
6,831	CECO Environmental Corp.	46,929
1,547	Cemtrex, Inc.(b)	3,109
1,890	Cenveo, Inc.(b)	71
1,907	Charah Solutions, Inc.(b)	14,436
193	Chicago Rivet & Machine Co.	5,981
1,113	Command Security Corp.(b)	1,469
7,559	Commercial Vehicle Group, Inc.(b)	52,989
116	Continental Materials Corp.(b)	1,798
3,028	Covenant Transportation Group, Inc., Class A(b)	87,751
2,015	CPI Aerostructures, Inc.(b)	18,941
2,745	DLH Holdings Corp.(b)	14,960
2,721	DMC Global, Inc.	111,697
4,352	Document Security Systems, Inc.(b)	6,484
13,672	DPW Holdings, Inc.(b)	5,988
11,485	Eagle Bulk Shipping, Inc.(b)	66,039
1,461	Eastern Co. (The)	43,099
665	Ecology and Environment, Inc., Class A	8,745
5,273	Energous Corp.(b)(c)	72,346
2,629	Energy Focus, Inc.(b)	5,968
19,443	Enphase Energy, Inc.(b)(c)	115,686
10,538	EnSync, Inc.(b)	3,583
849	EnviroStar, Inc.	34,045
563	Espey Manufacturing & Electronics Corp.	14,582
2,209	ExOne Co. (The)(b)	15,286
2,478	Franklin Covey Co.(b)	63,313
4,372	Fuel Tech, Inc.(b)	4,285
21,402	FuelCell Energy, Inc.(b)	27,823
2,142	GEE Group, Inc.(b)	5,269
2,330	Gencor Industries, Inc.(b)	34,950
5,672	Goldfield Corp. (The)(b)	26,942
9,931	HC2 Holdings, Inc.(b)	57,401
3,983	Heritage-Crystal Clean, Inc.(b)	95,990
6,872	Hudson Global, Inc.(b)	11,682
9,005	Hudson Technologies, Inc.(b)	16,389
1,555	Hurco Cos., Inc.	68,887
3,339	Ideal Power, Inc.(b)	2,671
5,317	IES Holdings, Inc.(b)	95,440
1,209	Industrial Services of America, Inc.(b)	2,539
1,563	Infrastructure and Energy Alternatives, Inc.(b)	15,943
2,782	Innovative Solutions & Support, Inc.(b)	8,179
5,922	Intersections, Inc.(b)(c)	10,008
1,212	Lawson Products, Inc.(b)	32,785
1,068	Limbach Holdings, Inc.(b)	11,865
1,307	LS Starrett Co. (The), Class A	8,365
5,970	LSI Industries, Inc.	29,193
3,595	Manitex International, Inc.(b)	43,607
401	Mastech Digital, Inc.(b)	7,811
2,507	Miller Industries, Inc.	65,307
692	Novume Solutions, Inc.(b)	900
4,811	Ocean Power Technologies, Inc.(b)	3,560
1,909	Odyssey Marine Exploration, Inc.(b)	13,287
5,839	Orion Energy Systems, Inc.(b)	5,839
603	P.A.M. Transportation Services, Inc.(b)	32,894
549	Patriot Transportation Holding, Inc.(b)	11,694
9,859	Performant Financial Corp.(b)	21,197

2,527	Perma-Fix Environmental Services(b)	$11,498
1,638	Perma-Pipe International Holdings, Inc.(b)	14,824
1,011	Polar Power, Inc.(b)	6,106
680	Power Solutions International, Inc.(b)	8,024
517	Preformed Line Products Co.	45,393
1,726	Quest Resource Holding Corp.(b)	3,021
1,990	RCM Technologies, Inc.	9,671
6,824	Real Goods Solar, Inc., Class A(b)	2,208
781	Red Violet, Inc.(b)	5,654
2,815	Revolution Lighting Technologies, Inc.(b)	11,232
1,247	root9B Holdings, Inc.(b)	120
726	SG Blocks, Inc.(b)	3,703
1,208	ShiftPixy, Inc.(b)	3,672
642	SIFCO Industries, Inc.(b)	3,306
2,348	Sino-Global Shipping America Ltd.(b)	2,771
7,873	Spartan Motors, Inc.	116,127
2,578	Sparton Corp.(b)	38,490
1,809	Spherix, Inc.(b)	1,863
6,659	Sterling Construction Co., Inc.(b)	89,430
2,286	Sunworks, Inc.(b)	2,222
908	Taylor Devices, Inc.(b)	10,442
3,514	Tecogen, Inc.(b)	11,631
3,716	Ultralife Corp.(b)	37,346
1,990	USA Truck, Inc.(b)	43,422
3,101	Virco Manufacturing Corp.	15,040
1,455	VSE Corp.	62,711
2,324	Willdan Group, Inc.(b)	64,793
4,841	Williams Industrial Services Group, Inc.(b)	13,264
917	Willis Lease Finance Corp.(b)	28,629
779	WSI Industries, Inc.	4,129
3,618	Xerium Technologies, Inc.(b)	48,373

		2,642,512

	Information Technology - 11.9%
308	ACM Research, Inc., Class A(b)	3,992
1,270	ADDvantage Technologies Group, Inc.(b)	1,841
6,455	Adesto Technologies Corp.(b)	35,502
5,756	Aehr Test Systems(b)	13,296
2,435	Aerohive Networks, Inc.(b)	9,740
2,130	Airgain, Inc.(b)	21,172
4,430	Akoustis Technologies, Inc.(b)(c)	35,130
6,664	Amber Road, Inc.(b)	56,644
4,630	American Software, Inc., Class A	69,265
3,319	Amtech Systems, Inc.(b)	18,786
15,658	Andrea Electronics Corp.(b)	1,279
7,342	Applied DNA Sciences, Inc.(b)	10,132
4,979	Ascent Solar Technologies, Inc.(b)	642
1,142	Astronova, Inc.	20,670
3,205	Asure Software, Inc.(b)	45,158
908	Atomera, Inc.(b)	5,212
2,601	Autoweb, Inc.(b)	10,092
1,136	Aviat Networks, Inc.(b)	17,324
3,728	Aware, Inc.(b)	13,980
10,340	AXT, Inc.(b)	78,067
2,577	BK Technologies, Inc.	9,148
3,612	Black Box Corp.(b)	4,948
834	Bridgeline Digital, Inc.(b)	1,068
629	Broadvision, Inc.(b)	1,258
3,327	BSQUARE Corp.(b)	7,652
1,487	Cardlytics, Inc.(b)	27,985
1,576	CCUR Holdings, Inc.	8,085
3,041	Clearfield, Inc.(b)	39,381
1,110	ClearOne, Inc.	3,774
5,601	ClearSign Combustion Corp.(b)	10,642
19,694	CMTSU Liquidation, Inc.(b)	59
1,915	Communications Systems, Inc.	6,913
3,107	Computer Task Group, Inc.(b)	18,704
1,197	CPI Card Group, Inc.	2,490
777	CSP, Inc.	8,392
7,474	CUI Global, Inc.(b)	20,404
1,479	CVD Equipment Corp.(b)	10,723
1,837	CyberOptics Corp.(b)	34,444
1,552	DASAN Zhone Solutions, Inc.(b)	14,387

Schedule of Investments(a)

2,174	Data I/O Corp.(b)	$11,022
3,170	Datawatch Corp.(b)	38,832
2,773	Determine, Inc.(b)	3,605
11,116	DHI Group, Inc.(b)	23,344
2,951	Digimarc Corp.(b)(c)	88,825
1,552	Digital Ally, Inc.(b)	3,958
1,844	DropCar, Inc.(b)(c)	2,194
1,048	Echelon Corp.(b)	8,772
3,170	Edgewater Technology, Inc.(b)	16,230
4,970	eGain Corp.(b)	64,610
9,107	eMagin Corp.(b)	14,571
7,199	EMCORE Corp.(b)	36,355
2,317	Everspin Technologies, Inc.(b)	20,390
2,160	Evolving Systems, Inc.(b)	5,616
22,596	FalconStor Software, Inc.(b)	2,248
1,785	Frequency Electronics, Inc.(b)	14,816
3,135	FunctionX, Inc.(b)	78
19,677	Fusion Connect, Inc.(b)(c)	78,905
2,189	Giga-tronics, Inc.(b)	854
686	GlassBridge Enterprises, Inc.(b)	639
3,620	GlobalSCAPE, Inc.	13,285
4,016	GSE Systems, Inc.(b)	11,847
3,923	GSI Technology, Inc.(b)	26,873
639	Hyrecar, Inc.(b)	2,288
1,737	I3 Verticals, Inc., Class A(b)	26,593
3,792	ID Systems, Inc.(b)	25,786
3,779	Identiv, Inc.(b)	17,837
2,686	IEC Electronics Corp.(b)	13,913
992	Image Sensing Systems, Inc.(b)	4,166
7,240	Immersion Corp.(b)	101,650
8,254	Information Services Group, Inc.(b)	33,841
6,785	Innodata, Inc.(b)	7,871
4,276	Inpixon(b)	588
9,220	Inseego Corp.(b)	17,334
2,991	Intellicheck, Inc.(b)	6,909
4,877	InterCloud Systems, Inc.(b)	88
7,673	Intermolecular, Inc.(b)	11,893
2,389	inTEST Corp.(b)	17,320
5,511	Intevac, Inc.(b)	25,902
6,394	Inuvo, Inc.(b)	4,220
4,579	Inventergy Global, Inc.(b)	159
17,356	iPass, Inc.	5,814
450	Issuer Direct Corp.	8,505
7,457	Iteris, Inc.(b)	36,614
2,398	Key Tronic Corp.(b)	19,376
3,488	KVH Industries, Inc.(b)	43,251
3,158	Lantronix, Inc.(b)	8,432
4,608	Leaf Group Ltd.(b)	53,914
6,139	LightPath Technologies, Inc., Class A(b)	14,611
8,493	LRAD Corp.(b)	23,186
6,591	Luna Innovations, Inc.(b)	22,343
905	Marin Software, Inc.(b)	5,023
6,532	Mattersight Corp.(b)	16,657
19,007	Meet Group, Inc. (The)(b)	77,168
24,468	Microvision, Inc.(b)(c)	21,899
9,192	Mitek Systems, Inc.(b)	77,672
6,437	Model N, Inc.(b)	120,050
2,142	MoSys, Inc.(b)	2,271
2,895	Napco Security Technologies, Inc.(b)	45,741
780	NET Element, Inc.(b)	5,577
20,424	NetList, Inc.(b)	2,859
2,823	NetSol Technologies, Inc.(b)	15,950
638	NVE Corp.	68,151
3,904	NXT-ID, Inc.(b)	6,129
2,628	Ominto, Inc.(b)	2,917
1,038	One Stop Systems, Inc.(b)	4,308
1,726	Optical Cable Corp.(b)	6,559
2,992	Par Technology Corp.(b)	55,891
6,335	ParkerVision, Inc.(b)	4,118
2,297	PCM, Inc.(b)	50,764
4,213	PC-Tel, Inc.	26,078
2,279	Perceptron, Inc.(b)	23,155

3,664	PFSweb, Inc.(b)	$35,248
8,490	Pixelworks, Inc.(b)	27,677
6,072	PRGX Global, Inc.(b)	54,952
296	Professional Diversity Network, Inc.(b)	935
24,364	QuickLogic Corp.(b)	26,069
2,498	Qumu Corp.(b)	6,120
9,718	Radisys Corp.(b)	14,383
2,305	Reis, Inc.	49,212
7,061	Remark Holdings, Inc.(b)	25,420
5,802	Research Frontiers, Inc.(b)	5,338
6,568	Resonant, Inc.(b)(c)	28,045
1,976	RF Industries Ltd.	19,661
2,474	Richardson Electronics Ltd.	22,662
12,394	Rubicon Project, Inc. (The)(b)	35,695
597	Rubicon Technology, Inc.(b)	4,728
8,219	SeaChange International, Inc.(b)	25,150
1,329	SharpSpring, Inc.(b)	13,888
1,030	ShotSpotter, Inc.(b)	43,950
1,017	SigmaTron International, Inc.(b)	7,109
4,209	Smith Micro Software, Inc.(b)	10,817
1,172	Socket Mobile, Inc.(b)	2,778
837	Sonic Foundry, Inc.(b)	1,808
2,976	StarTek, Inc.(b)	22,856
11,049	Steel Connect, Inc.(b)	23,424
323	Superconductor Technologies, Inc.(b)(c)	875
4,470	Support.com, Inc.(b)	12,337
7,527	Synacor, Inc.(b)	13,549
7,796	Telaria, Inc.(b)	29,079
1,502	TESSCO Technologies, Inc.	27,862
3,963	Tintri, Inc.(b)	99
1,941	TransAct Technologies, Inc.	21,448
1,405	Travelzoo(b)	18,265
412	Universal Security Instruments, Inc.(b)	639
2,541	Upland Software, Inc.(b)	79,584
15,092	USA Technologies, Inc.(b)	202,987
4,235	UTStarcom Holdings Corp (Hong Kong)(b)	16,093
772	Veritone, Inc.(b)	11,526
929	Wayside Technology Group, Inc.	12,542
2,618	Westell Technologies, Inc., Class A(b)	7,200
21,782	WidePoint Corp.(b)	11,109
5,060	Wireless Telecom Group, Inc.(b)	10,626
4,234	xG Technology, Inc.(b)	2,667
2,604	Xplore Technologies Corp.(b)	15,572
2,117	Zedge, Inc., Class B(b)	6,287
13,103	Zix Corp.(b)	69,970

		3,457,832

	Materials - 2.2%
5,381	Advanced Emissions Solutions, Inc.(c)	61,074
1,897	Core Molding Technologies, Inc.	25,515
1,838	Friedman Industries, Inc.	19,097
20,801	General Moly, Inc.(b)	8,258
13,497	Golden Minerals Co.(b)	3,509
19,591	Intrepid Potash, Inc.(b)	83,654
4,122	MagneGas Corp.(b)	1,076
19,984	Marrone Bio Innovations, Inc.(b)	40,568
4,881	Nanophase Technologies Corp.(b)	4,295
964	Northern Technologies International Corp.	36,536
20,867	Rare Element Resources Ltd.(b)	2,506
12,665	Senomyx, Inc.(b)	14,438
53,679	Silver Bull Resources, Inc.(b)	6,441
15,293	Solitario Zinc Corp.(b)	5,964
2,044	Synalloy Corp.	44,150
7,418	Timberline Resources Corp.(b)	742
5,548	Trecora Resources(b)	83,220
1,599	UFP Technologies, Inc.(b)	52,287
557	United States Lime & Minerals, Inc.	43,279
2,302	Universal Stainless & Alloy Products, Inc.(b)	68,853
14,131	US Antimony Corp.(b)	7,772
4,549	US Gold Corp.(b)	5,777
26,097	Vista Gold Corp.(b)	15,794

		634,805

Schedule of Investments(a)

	Real Estate - 3.3%
503	American Realty Investors, Inc.(b)	$9,140
6,228	Bluerock Residential Growth REIT, Inc., Class A REIT	57,111
2,971	BRT Apartments Corp. REIT	39,009
1,588	Clipper Realty, Inc. REIT	16,896
4,624	Community Healthcare Trust, Inc. REIT	138,720
685	Condor Hospitality Trust, Inc. REIT	7,227
1,306	Consolidated-Tomoka Land Co.	85,556
2,545	CorEnergy Infrastructure Trust, Inc. REIT	96,786
8,618	Farmland Partners, Inc. REIT(c)	58,085
3,468	Gladstone Land Corp. REIT	41,200
4,991	Global Medical REIT, Inc. REIT	42,174
1,311	Griffin Industrial Realty, Inc.	54,551
210	Income Opportunity Realty Investors, Inc. REIT(b)	2,751
1,778	Innovative Industrial Properties, Inc., Class A REIT	57,572
3,361	Jernigan Capital, Inc. REIT	61,137
1,910	Maui Land & Pineapple Co., Inc.(b)	24,352
880	Plymouth Industrial REIT, Inc. REIT	12,874
340	Power REIT(b)	2,083
21,106	RAIT Financial Trust REIT	1,794
847	Reven Housing REIT, Inc. REIT(b)	3,388
3,036	Sotherly Hotels, Inc. REIT	20,948
7,491	UMH Properties, Inc. REIT	115,661
618	Urstadt Biddle Properties, Inc. REIT	11,093
1,519	Wheeler Real Estate Investment Trust, Inc. REIT	7,747

		967,855

	Telecommunication Services - 0.3%
12,532	Alaska Communications Systems Group, Inc.(b)	20,177
4,753	Ooma, Inc.(b)	76,523
103	Towerstream Corp.(b)	335

		97,035

	Utilities - 1.1%
2,151	Artesian Resources Corp., Class A	79,351
6,140	Cadiz, Inc.(b)(c)	82,276
2,162	Global Water Resources, Inc.	20,517
6,231	Pure Cycle Corp.(b)	67,606
2,092	RGC Resources, Inc.	59,350

		309,100

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $26,845,769) - 100.0%	29,068,864

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.2%
2,093,523	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $2,093,523)	2,093,523

	Total Investments in Securities (Cost $28,939,292) - 107.2%	31,162,387
	Other assets less liabilities - (7.2)%	(2,089,379)

	Net Assets - 100.0%	$29,073,008

Investment Abbreviations:

REIT - Real Estate Investment Trust

Rts. - Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Zacks Micro Cap ETF (PZI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 12.6%
1,210	American Public Education, Inc.(b)	$53,361
791	America’s Car-Mart, Inc.(b)	50,624
11,867	Ascena Retail Group, Inc.(b)	43,671
5,716	BBX Capital Corp., Class A	49,844
4,578	Beasley Broadcast Group, Inc., Class A	29,528
3,612	Beazer Homes USA, Inc.(b)	46,270
2,398	Boot Barn Holdings, Inc.(b)	56,089
2,383	Boston Omaha Corp., Class A(b)	47,565
2,012	Cato Corp. (The), Class A	50,099
5,940	Century Casinos, Inc.(b)	48,411
1,667	Century Communities, Inc.(b)	50,843
1,794	Citi Trends, Inc.	50,968
6,399	Clarus Corp.(b)	57,591
1,495	Conn’s, Inc.(b)	50,680
6,032	Container Store Group, Inc. (The)(b)	39,992
3,815	Eros International PLC (India)(b)(c)	51,312
5,064	Express, Inc.(b)	48,766
2,260	Gaia, Inc.(b)	41,132
4,849	Gannett Co., Inc.	51,254
1,244	Genesco, Inc.(b)	50,631
1,843	Golden Entertainment, Inc.(b)	57,373
2,225	Hibbett Sports, Inc.(b)	51,064
592	Johnson Outdoors, Inc., Class A	47,993
11,839	Kandi Technologies Group, Inc. (China)(b)(c)	47,060
4,123	Kirkland’s, Inc.(b)	46,920
1,820	Lands’ End, Inc.(b)	44,135
897	LGI Homes, Inc.(b)	46,366
3,199	Liberty TripAdvisor Holdings, Inc., Series A(b)	53,263
1,955	M/I Homes, Inc.(b)	50,556
2,711	MarineMax, Inc.(b)	50,831
1,049	Movado Group, Inc.	52,240
2,739	New Media Investment Group, Inc.	49,275
10,667	New York & Co., Inc.(b)	52,268
1,686	Overstock.com, Inc.(b)(c)	60,106
1,675	RCI Hospitality Holdings, Inc.	54,320
4,542	Red Lion Hotels Corp.(b)	56,775
3,079	Regis Corp.(b)	53,759
1,740	Rocky Brands, Inc.	44,979
1,128	Scholastic Corp.	47,105
1,532	Shoe Carnival, Inc.	48,059
2,177	Sonic Automotive, Inc., Class A	44,302
2,943	Speedway Motorsports, Inc.	51,944
1,401	Stoneridge, Inc.(b)	47,634
3,364	Tilly’s, Inc., Class A	52,142
1,556	Tower International, Inc.	50,259
17,167	Tuesday Morning Corp.(b)(c)	49,784
3,427	Vera Bradley, Inc.(b)	45,545
3,305	Vince Holding Corp.(b)	58,532
1,393	Weyco Group, Inc.	48,546
2,268	William Lyon Homes, Class A(b)	49,510
2,798	ZAGG, Inc.(b)	41,690
1,910	Zumiez, Inc.(b)	43,262

		2,566,228

	Consumer Staples - 1.2%
3,102	Alliance One International, Inc.(b)(c)	50,873
1,486	Andersons, Inc. (The)	52,381
1,804	Chefs’ Warehouse, Inc. (The)(b)	48,618
4,117	Natural Grocers by Vitamin Cottage, Inc.(b)	54,632
1,705	Village Super Market, Inc., Class A	45,916

		252,420

	Energy - 12.0%
1,223	Adams Resources & Energy, Inc.	$48,920
6,131	Ardmore Shipping Corp. (Ireland)	41,384
15,825	Baytex Energy Corp. (Canada)(b)	49,216
1,611	Bonanza Creek Energy, Inc.(b)	59,929
3,681	Bristow Group, Inc.	51,460
17,053	Capital Product Partners LP (Greece)	52,864
5,826	CARBO Ceramics, Inc.(b)(c)	54,357
13,957	Cloud Peak Energy, Inc.(b)	36,428
6,611	Dawson Geophysical Co.(b)	51,632
11,009	DHT Holdings, Inc.	46,788
6,358	Dorian LPG Ltd.(b)	54,043
25,925	Energy Fuels, Inc.(b)	76,479
3,835	Era Group, Inc.(b)	54,188
8,293	Frontline Ltd. (Norway)(c)	42,377
2,141	GasLog Partners LP (Monaco)	53,846
3,781	Geospace Technologies Corp.(b)	53,199
15,886	Gran Tierra Energy, Inc. (Colombia)(b)	52,900
2,556	Green Plains, Inc.	42,430
12,470	Halcon Resources Corp.(b)	48,758
6,928	Helix Energy Solutions Group, Inc.(b)	69,349
2,556	Hess Midstream Partners LP	56,615
4,478	Hi-Crush Partners LP(c)	68,289
8,879	HighPoint Resources Corp.(b)	58,069
2,110	International Seaways, Inc.(b)	45,935
2,173	ION Geophysical Corp.(b)	55,629
2,273	Kimbell Royalty Partners LP	50,915
6,358	Lonestar Resources US, Inc., Class A(b)	58,494
2,769	Matrix Service Co.(b)	55,242
1,648	Natural Resource Partners LP	52,324
4,039	Navigator Holdings Ltd.(b)	50,286
4,748	Newpark Resources, Inc.(b)	52,465
8,804	North American Construction Group Ltd. (Canada)	57,666
13,482	Overseas Shipholding Group, Inc., Class A(b)	48,535
4,891	PHI, Inc.(b)	40,644
10,224	Pioneer Energy Services Corp.(b)	33,739
16,094	Precision Drilling Corp. (Canada)(b)	58,421
10,865	Profire Energy, Inc.(b)	37,810
2,853	Renewable Energy Group, Inc.(b)	48,644
893	SEACOR Holdings, Inc.(b)	47,124
2,300	SEACOR Marine Holdings, Inc.(b)	58,190
15,512	Seadrill Partners LLC	53,982
13,412	StealthGas, Inc. (Greece)(b)	49,624
6,776	Teekay Corp. (Bermuda)(c)	47,229
3,160	Teekay LNG Partners LP (Bermuda)	50,560
12,094	TETRA Technologies, Inc.(b)	52,125
21,690	TransGlobe Energy Corp. (Canada)(b)	70,276
2,075	Unit Corp.(b)	51,667

		2,451,046

	Financials - 35.5%
2,309	1st Constitution Bancorp	51,375
1,719	Access National Corp.	47,754
2,647	AG Mortgage Investment Trust, Inc. REIT	51,696
2,667	Ambac Financial Group, Inc.(b)	54,460
8,110	America First Multifamily Investors LP, Class Limited Partnership	52,309
5,099	Arbor Realty Trust, Inc. REIT	57,976
3,655	Ares Commercial Real Estate Corp. REIT	51,609
2,237	ARMOUR Residential REIT, Inc. REIT	53,173
1,256	Associated Capital Group, Inc., Class A	46,786
1,052	Auburn National Bancorporation, Inc.	51,011
2,060	Baldwin & Lyons, Inc., Class B	48,101
4,795	Bancorp, Inc. (The)(b)	46,559
598	Bank of Marin Bancorp	53,132
2,790	BankFinancial Corp.	46,705
3,066	Beneficial Bancorp, Inc.	49,822
2,237	Blue Hills Bancorp, Inc.	48,990
2,227	Byline Bancorp, Inc.(b)	50,197

Schedule of Investments(a)

795	C&F Financial Corp.	$49,687
2,698	Cannae Holdings, Inc.(b)	49,238
2,100	Capital City Bank Group, Inc.	50,862
2,805	Capital Southwest Corp.	51,949
1,150	Carolina Financial Corp.	48,012
1,484	CB Financial Services, Inc.	48,675
677	Century Bancorp, Inc., Class A	52,366
1,009	Chemung Financial Corp.	45,365
2,791	Cherry Hill Mortgage Investment Corp. REIT	51,410
2,053	Civista Bancshares, Inc.	50,771
1,604	CNB Financial Corp.	49,740
991	Community Trust Bancorp, Inc.	48,386
2,004	ConnectOne Bancorp, Inc.	49,699
1,788	County Bancorp, Inc.	47,275
3,527	Cowen, Inc., Class A(b)	55,374
1,689	Customers Bancorp, Inc.(b)	43,019
2,242	eHealth, Inc.(b)	53,225
3,268	Ellington Financial LLC	53,857
1,426	Enova International, Inc.(b)	44,206
1,846	Entegra Financial Corp.(b)	53,811
933	Enterprise Financial Services Corp.	52,481
1,171	Equity Bancshares, Inc., Class A(b)	47,425
1,995	Esquire Financial Holdings, Inc.(b)	50,952
3,351	ESSA Bancorp, Inc.	52,611
5,020	Exantas Capital Corp. REIT	52,660
4,170	EZCORP, Inc., Class A(b)	47,746
549	Federal Agricultural Mortgage Corp., Class C	51,765
2,250	FedNat Holding Co.	52,425
823	Fidelity D&D Bancorp, Inc.	51,808
1,530	Financial Institutions, Inc.	48,501
1,213	First Bancorp/Southern Pines NC	50,242
1,427	First Bancshares, Inc. (The)	55,011
1,962	First Business Financial Services, Inc.	46,617
1,499	First Community Bancshares, Inc.	48,762
1,592	First Defiance Financial Corp.	51,199
2,550	First Financial Northwest, Inc.	45,033
2,651	First Foundation, Inc.(b)	41,674
1,504	First Internet Bancorp	47,827
1,259	First Mid-Illinois Bancshares, Inc.	50,750
3,195	First Northwest Bancorp(b)	51,695
700	First Savings Financial Group, Inc.	48,475
2,441	First United Corp.	45,647
833	FS Bancorp, Inc.	51,121
6,785	GAIN Capital Holdings, Inc.(c)	46,206
4,487	Gladstone Investment Corp.(c)	50,703
1,218	Global Indemnity Ltd., Class A (Cayman Islands)	49,634
2,751	Granite Point Mortgage Trust, Inc. REIT	52,269
2,336	Green Bancorp, Inc.	56,765
7,496	GSV Capital Corp.(b)	51,722
1,496	Heritage Financial Corp.	52,435
3,053	Heritage Insurance Holdings, Inc.(c)	52,420
1,058	Home Bancorp, Inc.	48,234
1,826	HomeStreet, Inc.(b)	54,050
1,787	HomeTrust Bancshares, Inc.(b)	52,002
2,411	Horizon Bancorp, Inc.	50,655
2,648	Howard Bancorp, Inc.(b)	42,633
1,445	Independence Holding Co.	50,214
979	INTL. FCStone, Inc.(b)	52,465
1,796	Investar Holding Corp.	48,133
14,426	Ladenburg Thalmann Financial Services, Inc.	48,904
5,748	MBIA, Inc.(b)(c)	58,917
1,384	Mercantile Bank Corp.	49,160
2,588	Meridian Bancorp, Inc.	47,360
1,467	Mid Penn Bancorp, Inc.	48,118
3,746	MidSouth Bancorp, Inc.	53,006
2,885	MVB Financial Corp.	47,602
5,181	MVC Capital, Inc.	48,598
1,323	National Bank Holdings Corp., Class A	52,364

1,080	National Commerce Corp.(b)	$47,088
162	National Western Life Group, Inc., Class A	52,488
8,320	New York Mortgage Trust, Inc. REIT(c)	51,667
2,633	Newtek Business Services Corp.	55,346
3,140	NMI Holdings, Inc., Class A(b)	65,626
1,288	Northrim Bancorp, Inc.	51,906
2,320	Oak Valley Bancorp	50,878
11,028	Oaktree Specialty Lending Corp.	54,147
6,296	Oaktree Strategic Income Corp.	53,516
11,812	Ocwen Financial Corp.(b)	47,012
3,680	OFG Bancorp	61,272
922	Ohio Valley Banc Corp.	45,086
7,021	On Deck Capital, Inc.(b)	48,024
1,792	Oppenheimer Holdings, Inc., Class A	52,954
1,767	Opus Bank	50,006
1,958	Orrstown Financial Services, Inc.	51,495
2,991	Owens Realty Mortgage, Inc. REIT(c)	49,890
7,687	Oxford Square Capital Corp.	54,578
2,520	PCSB Financial Corp.	49,594
1,467	Peapack-Gladstone Financial Corp.	48,235
3,806	Pennantpark Floating Rate Capital Ltd.	51,609
7,347	PennantPark Investment Corp.	55,617
2,703	PennyMac Mortgage Investment Trust REIT	52,141
1,307	Peoples Bancorp, Inc.	47,340
1,051	Peoples Financial Services Corp.	48,451
652	Piper Jaffray Cos.	50,432
2,618	Premier Financial Bancorp, Inc.	49,768
3,146	Redwood Trust, Inc. REIT	52,884
1,405	Regional Management Corp.(b)	46,604
1,767	Reliant Bancorp, Inc.	48,964
1,132	Republic Bancorp, Inc., Class A	54,189
5,832	Riverview Bancorp, Inc.	53,071
587	Safety Insurance Group, Inc.	53,769
1,972	Saratoga Investment Corp.	47,683
1,720	SB One Bancorp	49,278
1,551	Seacoast Banking Corp. of Florida(b)	45,460
3,896	Select Bancorp, Inc.(b)	50,687
2,629	Shore Bancshares, Inc.	50,792
1,928	SmartFinancial, Inc.(b)	49,550
2,501	Solar Capital Ltd.	53,221
3,121	Solar Senior Capital Ltd.	52,277
1,609	State Auto Financial Corp.	52,035
3,896	Stellus Capital Investment Corp.	51,232
1,834	Summit Financial Group, Inc.	46,950
3,163	Sutherland Asset Management Corp. REIT	52,822
2,943	TCG BDC, Inc.	52,297
1,385	Timberland Bancorp, Inc.	50,165
1,247	Triumph Bancorp, Inc.(b)	47,822
4,495	United Community Financial Corp.	46,973
2,815	United Financial Bancorp, Inc.	49,291
945	United Fire Group, Inc.	56,974
2,589	United Insurance Holdings Corp.	53,748
2,220	Unity Bancorp, Inc.	54,168
1,610	Veritex Holdings, Inc.(b)	49,620
385	Virtus Investment Partners, Inc.	51,301
4,769	Western Asset Mortgage Capital Corp. REIT	52,793
3,569	WhiteHorse Finance, Inc.	51,893
426	World Acceptance Corp.(b)	42,562

		7,232,819

	Health Care - 5.0%
5,186	AAC Holdings, Inc.(b)	53,883
3,301	Abeona Therapeutics, Inc.(b)	47,700
8,583	Adverum Biotechnologies, Inc.(b)	40,340
4,849	Aeglea BioTherapeutics, Inc.(b)	40,780
1,448	Albireo Pharma, Inc.(b)	45,684
2,465	AMAG Pharmaceuticals, Inc.(b)	54,353
2,288	AngioDynamics, Inc.(b)	48,368
4,662	Catalyst Biosciences, Inc.(b)	46,061
2,685	Concert Pharmaceuticals, Inc.(b)	42,933
3,773	Cymabay Therapeutics, Inc.(b)	42,220

Schedule of Investments(a)

3,838	Endocyte, Inc.(b)	$58,798
9,626	Harvard Bioscience, Inc.(b)	54,868
2,791	Intra-Cellular Therapies, Inc.(b)	56,015
2,725	Invacare Corp.	48,641
7,496	Marinus Pharmaceuticals, Inc.(b)(c)	55,470
22,392	PDL BioPharma, Inc.(b)	56,204
4,246	Savara, Inc.(b)	46,749
15,846	Sierra Oncology, Inc. (Canada)(b)	45,003
7,970	Sorrento Therapeutics, Inc.(b)(c)	44,632
10,383	TransEnterix, Inc.(b)(c)	55,549
1,231	Triple-S Management Corp., Class B(b)	43,713

		1,027,964

	Industrials - 13.7%
11,977	Acacia Research Corp.(b)	45,513
2,011	Aegion Corp.(b)	49,833
4,364	Ameresco, Inc., Class A(b)	58,478
1,320	American Railcar Industries, Inc.(c)	60,152
1,106	ArcBest Corp.	51,484
2,348	CAI International, Inc.(b)	53,910
2,214	CBIZ, Inc.(b)	48,708
2,436	China Yuchai International Ltd. (China)	48,623
12,233	Civeo Corp.(b)	46,608
1,165	Columbus McKinnon Corp.	47,951
6,569	Costamare, Inc. (Monaco)	45,589
1,629	Covenant Transportation Group, Inc., Class A(b)	47,208
976	CRA International, Inc.	52,821
10,469	Diana Shipping, Inc. (Greece)(b)(c)	47,110
1,512	Ducommun, Inc.(b)	50,395
8,587	Eagle Bulk Shipping, Inc.(b)	49,375
1,708	Echo Global Logistics, Inc.(b)	58,841
1,041	Encore Wire Corp.	50,749
3,241	Foundation Building Materials, Inc.(b)	46,962
3,197	FreightCar America, Inc.	58,537
3,053	Genco Shipping & Trading Ltd.(b)	45,337
4,013	General Finance Corp.(b)	54,978
5,739	Golden Ocean Group Ltd. (Norway)	53,660
9,811	Great Lakes Dredge & Dock Corp.(b)	52,979
1,439	Heidrick & Struggles International, Inc.	58,855
2,634	Heritage-Crystal Clean, Inc.(b)	63,479
5,920	Houston Wire & Cable Co.(b)	47,360
1,120	Hurco Cos., Inc.	49,616
707	ICF International, Inc.	52,070
2,275	Kelly Services, Inc., Class A	55,260
1,983	Manitowoc Co., Inc. (The)(b)	52,530
2,220	Marten Transport Ltd.	48,507
797	McGrath RentCorp	47,326
2,117	Navigant Consulting, Inc.(b)	46,066
5,562	Nexeo Solutions, Inc.(b)	50,503
5,787	NL Industries, Inc.(b)	49,479
2,390	Northwest Pipe Co.(b)	46,748
5,990	Orion Group Holdings, Inc.(b)	54,928
1,121	P.A.M. Transportation Services, Inc.(b)	61,151
1,478	Powell Industries, Inc.	54,169
553	Preformed Line Products Co.	48,553
2,943	Resources Connection, Inc.	46,794
13,883	Safe Bulkers, Inc. (Greece)(b)	46,092
7,055	Scorpio Bulkers, Inc.	53,265
5,633	Seaspan Corp. (Hong Kong)(c)	48,331
3,564	Spartan Motors, Inc.	52,569
3,706	Star Bulk Carriers Corp. (Greece)(b)	49,623
3,893	Sunrun, Inc.(b)	55,047
3,506	Textainer Group Holdings Ltd.(b)	55,745
1,767	TriMas Corp.(b)	52,303
2,090	Twin Disc, Inc.(b)	54,779
5,337	Ultralife Corp.(b)	53,637
2,258	USA Truck, Inc.(b)	49,270
1,648	Willis Lease Finance Corp.(b)	51,451

		2,781,307

	Information Technology - 6.9%
9,681	Allot Communications Ltd. (Israel)(b)(c)	50,244
3,499	Alpha & Omega Semiconductor Ltd.(b)	46,747

7,357	AXT, Inc.(b)	$55,545
6,859	Camtek Ltd. (Israel)	56,450
14,266	Ceragon Networks Ltd. (Israel)(b)	57,207
2,117	Cohu, Inc.	53,306
1,592	Comtech Telecommunications Corp.	53,491
1,412	CTS Corp.	49,279
5,277	DASAN Zhone Solutions, Inc.(b)	48,918
3,829	Digi International, Inc.(b)	51,691
3,181	Electro Scientific Industries, Inc.(b)	57,353
976	FARO Technologies, Inc.(b)	63,538
13,957	Fusion Connect, Inc.(b)(c)	55,968
5,872	Gilat Satellite Networks Ltd. (Israel)(b)	50,499
2,319	Hollysys Automation Technologies Ltd. (China)	53,801
2,134	KEMET Corp.(b)	55,463
5,879	Net 1 UEPS Technologies, Inc. (South Africa)(b)	54,910
3,303	Par Technology Corp.(b)	61,700
1,553	PC Connection, Inc.	52,569
1,951	Perficient, Inc.(b)	51,350
6,398	Photronics, Inc.(b)	57,582
4,030	QuinStreet, Inc.(b)	53,438
1,273	ScanSource, Inc.(b)	52,511
4,321	SecureWorks Corp., Class A(b)(c)	55,395
12,500	UTStarcom Holdings Corp (Hong Kong)(b)(c)	47,500
1,409	Vishay Precision Group, Inc.(b)	56,219

		1,402,674

	Materials - 6.2%
7,143	AgroFresh Solutions, Inc.(b)	50,787
2,193	American Vanguard Corp.	47,588
9,004	Fortuna Silver Mines, Inc. (Canada)(b)	49,252
7,768	Gold Resource Corp.	50,880
11,977	Intrepid Potash, Inc.(b)	51,142
678	KMG Chemicals, Inc.	48,680
959	Materion Corp.	60,129
2,983	Mercer International, Inc. (Canada)	53,545
1,479	Northern Technologies International Corp.	56,054
2,430	Olympic Steel, Inc.	53,727
3,181	Rayonier Advanced Materials, Inc.	57,385
5,306	Resolute Forest Products, Inc.(b)	53,856
11,867	Sandstorm Gold Ltd. (Canada)(b)	52,689
1,484	Schnitzer Steel Industries, Inc., Class A	48,898
5,223	SSR Mining, Inc. (Canada)(b)	54,371
3,789	SunCoke Energy, Inc.(b)	43,233
2,500	Synalloy Corp.	54,000
3,133	TimkenSteel Corp.(b)	43,549
3,552	Trecora Resources(b)	53,280
2,178	Tredegar Corp.	56,737
2,149	Universal Stainless & Alloy Products, Inc.(b)	64,277
2,448	Verso Corp., Class A(b)	51,090
2,027	Warrior Met Coal, Inc.	52,439
2,098	Westlake Chemical Partners LP	55,492

		1,263,080

	Real Estate - 6.2%
1,561	Altisource Portfolio Solutions SA(b)(c)	51,997
3,361	American Realty Investors, Inc.(b)	61,069
3,402	Armada Hoffler Properties, Inc. REIT	51,370
7,210	Ashford Hospitality Trust, Inc. REIT	56,959
4,583	Braemar Hotels & Resorts, Inc. REIT	52,384
3,889	BRT Apartments Corp. REIT	51,063
4,074	CatchMark Timber Trust, Inc., Class A REIT	50,599
2,495	Chatham Lodging Trust REIT	53,742
1,389	CorEnergy Infrastructure Trust, Inc. REIT	52,824
5,710	Farmland Partners, Inc. REIT(c)	38,485
2,412	Forestar Group, Inc.(b)(c)	54,752
813	FRP Holdings, Inc.(b)	52,845
5,574	Global Medical REIT, Inc. REIT	47,100
2,342	Hersha Hospitality Trust REIT	50,564
2,367	InfraREIT, Inc. REIT	49,589

Schedule of Investments(a)

1,389	Innovative Industrial Properties, Inc., Class A REIT	$44,976
4,695	iStar, Inc. REIT(b)	51,035
1,732	National Storage Affiliates Trust REIT	49,933
3,472	NorthStar Realty Europe Corp. REIT	47,532
4,451	Pennsylvania Real Estate Investment Trust REIT	47,270
3,374	Preferred Apartment Communities, Inc., Class A REIT	57,088
2,719	Safety Income & Growth, Inc. REIT	48,398
2,099	Tejon Ranch Co.(b)	49,117
2,150	Tier REIT, Inc.	51,105
1,365	Transcontinental Realty Investors, Inc.(b)	47,516

		1,269,312

	Telecommunication Services - 0.3%
1,969	pdvWireless, Inc.(b)(c)	58,873

	Utilities - 0.3%
3,946	Consolidated Water Co. Ltd. (Cayman Islands)	55,441

	Total Common Stocks & Other Equity Interests (Cost $18,173,466)	20,361,164

	Money Market Fund - 0.5%
94,041	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $94,041)	94,041

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $18,267,507) - 100.4%	20,455,205

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.7%
1,157,086	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $1,157,086)	1,157,086

	Total Investments in Securities (Cost $19,424,593) - 106.1%	21,612,291
	Other assets less liabilities - (6.1)%	(1,245,159)

	Net Assets - 100.0%	$20,367,132

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Zacks Mid-Cap ETF (CZA)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 5.7%
12,675	Choice Hotels International, Inc.	$983,580
15,166	Columbia Sportswear Co.	1,319,139
43,156	Extended Stay America, Inc.	918,791
27,900	Hasbro, Inc.	2,779,119
115,540	Melco Resorts & Entertainment Ltd. ADR (Hong Kong)	2,987,864
16,400	Mohawk Industries, Inc.(b)	3,089,104
87,037	Yum China Holdings, Inc. (China)	3,140,295

		15,217,892

	Consumer Staples - 3.5%
106,138	Coca-Cola European Partners PLC (United Kingdom)	4,377,131
48,075	Molson Coors Brewing Co., Class B	3,221,025
26,067	Pinnacle Foods, Inc.	1,731,370

		9,329,526

	Energy - 5.5%
49,255	Andeavor Logistics LP	2,243,073
259,999	Energy Transfer Partners LP	5,449,579
164,708	Plains All American Pipeline LP	4,081,464
49,605	Shell Midstream Partners LP	1,126,034
33,988	Western Gas Partners LP	1,737,806

		14,637,956

	Financials - 27.5%
19,902	American Financial Group, Inc.	2,242,756
45,938	Apollo Global Management LLC, Class A	1,630,799
94,157	Ares Capital Corp.	1,586,546
40,815	Arthur J. Gallagher & Co.	2,912,150
129,476	AXA Equitable Holdings, Inc.(b)	2,847,177
18,562	Axis Capital Holdings Ltd.	1,049,867
150,059	Blackstone Group LP (The)	5,240,060
14,696	BOK Financial Corp.	1,430,362
61,899	Brown & Brown, Inc.	1,811,165
60,793	CNA Financial Corp.	2,843,897
17,549	Credicorp Ltd. (Peru)	4,014,685
32,663	East West Bancorp, Inc.	2,114,603
9,083	Everest Re Group Ltd.	1,983,273
30,823	First Hawaiian, Inc.	871,058
79,633	Hartford Financial Services Group, Inc. (The)	4,196,659
248,955	Huntington Bancshares, Inc.	3,843,865
12,621	IBERIABANK Corp.	1,048,805
242,325	KeyCorp	5,057,323
109,420	KKR & Co., Inc., Class A	2,995,920
29,157	Lazard Ltd., Class A	1,583,225
65,190	Principal Financial Group, Inc.	3,786,235
253,610	Regions Financial Corp.	4,719,682
35,898	SEI Investments Co.	2,151,726
12,161	SVB Financial Group(b)	3,744,129
43,283	Virtu Financial, Inc., Class A	872,152
23,856	Western Alliance Bancorp(b)	1,353,112
29,539	Willis Towers Watson PLC	4,709,107

		72,640,338

	Health Care - 4.5%
71,807	Agilent Technologies, Inc.	4,742,134
34,963	Bruker Corp.	1,132,801
73,694	Cerner Corp.(b)	4,574,924
14,885	Hill-Rom Holdings, Inc.	1,402,167

		11,852,026

	Industrials - 22.0%
51,808	AMETEK, Inc.	$4,030,662
11,939	ASGN, Inc.(b)	1,078,092
22,114	BWX Technologies, Inc.	1,454,217
13,082	Crane Co.	1,184,837
37,079	Cummins, Inc.	5,295,252
34,352	Dover Corp.	2,850,529
8,333	Dun & Bradstreet Corp. (The)	1,049,041
26,195	Harris Corp.	4,320,865
55,976	Ingersoll-Rand PLC	5,514,196
23,276	Kansas City Southern	2,706,301
30,256	KAR Auction Services, Inc.	1,798,719
17,569	L3 Technologies, Inc.	3,767,496
14,766	Lincoln Electric Holdings, Inc.	1,387,118
13,064	Nordson Corp.	1,752,013
41,821	nVent Electric PLC (United Kingdom)	1,145,895
29,749	Parker-Hannifin Corp.	5,029,069
39,875	Pentair PLC (United Kingdom)	1,780,419
34,208	Stanley Black & Decker, Inc.	5,113,070
8,012	Teledyne Technologies, Inc.(b)	1,757,993
57,642	Textron, Inc.	3,935,219
13,801	Woodward, Inc.	1,148,381

		58,099,384

	Information Technology - 9.5%
32,481	Amdocs Ltd.	2,195,066
18,406	CoreLogic, Inc.(b)	896,372
23,517	Dolby Laboratories, Inc., Class A	1,515,671
32,978	Leidos Holdings, Inc.	2,256,355
62,960	Maxim Integrated Products, Inc.	3,849,374
55,043	SS&C Technologies Holdings, Inc.	2,921,132
41,606	Total System Services, Inc.	3,808,613
56,155	Trimble, Inc.(b)	1,982,271
56,436	Xilinx, Inc.	4,067,343
12,214	Zebra Technologies Corp., Class A(b)	1,684,677

		25,176,874

	Materials - 7.6%
19,243	Avery Dennison Corp.	2,206,787
30,885	Celanese Corp., Series A	3,647,827
66,525	Graphic Packaging Holding Co.	966,608
72,756	Nucor Corp.	4,869,559
21,021	Packaging Corp. of America	2,373,271
16,543	Reliance Steel & Aluminum Co.	1,492,179
21,818	Sonoco Products Co.	1,217,881
56,521	WestRock Co.	3,277,088

		20,051,200

	Real Estate - 8.0%
77,800	CBRE Group, Inc., Class A REIT(b)	3,874,440
37,831	Douglas Emmett, Inc.	1,469,356
78,577	Duke Realty Corp. REIT	2,288,162
34,731	Hudson Pacific Properties, Inc.	1,189,884
52,846	Senior Housing Properties Trust REIT	942,773
17,735	Sun Communities, Inc.	1,719,585
78,823	Ventas, Inc. REIT	4,444,041
81,867	Welltower, Inc. REIT	5,124,874

		21,053,115

	Utilities - 6.1%
24,405	Atmos Energy Corp.	2,242,087
67,955	Avangrid, Inc.	3,401,827
62,275	Brookfield Infrastructure Partners LP (Canada)	2,549,539
61,150	CMS Energy Corp.	2,955,991
43,252	MDU Resources Group, Inc.	1,254,308
44,141	OGE Energy Corp.	1,599,670
37,969	UGI Corp.	2,017,673

		16,021,095

	Total Common Stocks & Other Equity Interests (Cost $242,822,512)	264,079,406

Schedule of Investments(a)

	Money Market Fund - 0.1%
183,949	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $183,949)	$183,949

	Total Investments in Securities (Cost $243,006,461) - 100.0%	264,263,355
	Other assets less liabilities - (0.0)%	(49,746)

	Net Assets - 100.0%	$264,213,609

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Zacks Multi-Asset Income ETF (CVY)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 80.2%
	Consumer Discretionary - 17.8%
104,246	Bed Bath & Beyond, Inc.	$1,952,528
44,924	Big Lots, Inc.	1,951,049
44,507	Brinker International, Inc.	2,099,395
27,203	Cinemark Holdings, Inc.	977,132
32,151	Darden Restaurants, Inc.	3,438,228
61,766	Dick’s Sporting Goods, Inc.	2,108,691
36,337	DSW, Inc., Class A	997,087
33,665	Foot Locker, Inc.	1,643,189
244,538	Ford Motor Co.	2,455,161
73,814	General Motors Co.	2,798,289
20,512	Genuine Parts Co.	1,996,023
103,156	Hanesbrands, Inc.	2,296,253
44,350	Harley-Davidson, Inc.	1,902,171
21,409	Hasbro, Inc.	2,132,550
81,513	Interpublic Group of Cos., Inc. (The)	1,838,118
43,301	Kohl’s Corp.	3,198,645
82,824	Macy’s, Inc.	3,290,598
29,651	MDC Holdings, Inc.	861,065
111,894	Newell Brands, Inc.	2,930,504
26,615	Nutrisystem, Inc.	1,064,600
400,943	Office Depot, Inc.	1,006,367
19,440	Penske Automotive Group, Inc.	1,014,768
24,728	PetMed Express, Inc.	918,151
68,232	Viacom, Inc., Class B	1,982,140
18,714	Whirlpool Corp.	2,453,405
35,337	Williams-Sonoma, Inc.(b)	2,066,861

		51,372,968

	Consumer Staples - 1.8%
54,231	Campbell Soup Co.	2,218,048
49,733	Coca-Cola European Partners PLC (United Kingdom)	2,050,989
96,722	Dean Foods Co.	949,810

		5,218,847

	Energy - 12.7%
17,534	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,681,160
79,415	Crestwood Equity Partners LP	2,847,028
130,929	CVR Refining LP(b)	2,985,181
65,058	Ecopetrol SA ADR (Colombia)	1,390,290
179,439	Enable Midstream Partners LP(b)	3,285,528
70,473	Enterprise Products Partners LP	2,043,717
117,040	GasLog Partners LP (Monaco)	2,943,556
179,591	Golar LNG Partners LP (United Kingdom)(b)	2,947,088
155,717	Hi-Crush Partners LP(b)	2,374,684
24,943	Magellan Midstream Partners LP	1,789,910
61,163	MPLX LP(b)	2,228,168
36,068	Phillips 66 Partners LP	1,935,048
66,681	Plains All American Pipeline LP	1,652,355
30,147	Royal Dutch Shell PLC, Class A ADR (Netherlands)	2,061,151
31,956	TOTAL SA ADR (France)	2,085,129
46,140	Western Gas Partners LP	2,359,138

		36,609,131

	Financials - 14.6%
140,650	Apollo Commercial Real Estate Finance, Inc. REIT	2,685,008
48,146	Banco Santander Chile ADR (Chile)	1,579,670
296,344	Banco Santander SA ADR (Spain)	1,656,563

33,311	Bancolombia SA ADR (Colombia)	$1,529,308
19,559	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	967,388
51,351	BB&T Corp.	2,609,144
55,515	Boston Private Financial Holdings, Inc.	799,416
23,675	Cohen & Steers, Inc.	991,746
37,783	Federated Investors, Inc., Class B	914,349
17,345	First American Financial Corp.	971,320
32,555	First Hawaiian, Inc.	920,004
50,934	Hope Bancorp, Inc.	854,673
124,267	Huntington Bancshares, Inc.	1,918,682
29,136	Janus Henderson Group PLC (United Kingdom)	948,377
24,198	Legg Mason, Inc.	825,878
805,724	Lloyds Banking Group PLC ADR (United Kingdom)	2,675,004
48,865	Manulife Financial Corp. (Canada)	906,934
59,043	MetLife, Inc.	2,700,627
64,571	Navient Corp.	852,983
155,505	New Residential Investment Corp. REIT	2,781,984
117,515	New York Mortgage Trust, Inc. REIT(b)	729,768
51,692	Old National Bancorp	1,005,409
32,224	Principal Financial Group, Inc.	1,871,570
28,140	Prudential Financial, Inc.	2,839,607
22,113	Sun Life Financial, Inc. (Canada)	904,201
31,826	Toronto-Dominion Bank (The) (Canada)	1,883,463
51,496	Wells Fargo & Co.	2,950,206

		42,273,282

	Health Care - 6.8%
27,844	AbbVie, Inc.	2,568,052
15,857	Amgen, Inc.	3,116,693
47,607	AstraZeneca PLC ADR (United Kingdom)	1,862,862
53,672	Cardinal Health, Inc.	2,680,916
42,817	CVS Health Corp.	2,777,111
34,153	Eli Lilly & Co.	3,374,658
41,942	Gilead Sciences, Inc.	3,264,346

		19,644,638

	Industrials - 6.2%
8,193	Copa Holdings SA, Class A (Panama)	797,507
19,208	Cummins, Inc.	2,743,094
35,961	Eaton Corp. PLC	2,990,876
25,353	Grupo Aeroportuario del Pacifico SAB de CV ADR (Mexico)	2,397,126
81,255	Johnson Controls International PLC	3,047,875
41,670	Pentair PLC (United Kingdom)	1,860,566
13,565	Ryder System, Inc.	1,062,140
24,372	United Parcel Service, Inc., Class B	2,921,959

		17,821,143

	Information Technology - 5.4%
11,257	Broadcom, Inc.	2,496,465
52,768	CA, Inc.	2,332,873
51,237	Canon, Inc. ADR (Japan)(b)	1,659,567
65,063	Cisco Systems, Inc.	2,751,514
19,683	International Business Machines Corp.	2,852,657
93,823	Western Union Co. (The)	1,891,472
67,229	Xerox Corp.	1,745,937

		15,730,485

	Materials - 2.6%
73,503	Braskem SA ADR (Brazil)	2,131,587
24,741	LyondellBasell Industries NV, Class A	2,741,055
33,748	Orion Engineered Carbons SA (Luxembourg)	1,106,934
19,064	POSCO ADR (South Korea)	1,398,345

		7,377,921

	Real Estate - 7.8%
18,464	Agree Realty Corp. REIT	983,023
20,609	Chesapeake Lodging Trust REIT	659,900
89,201	CubeSmart	2,708,142
140,889	DiamondRock Hospitality Co. REIT	1,679,397
30,320	Hersha Hospitality Trust REIT	654,609
28,420	Life Storage, Inc. REIT	2,727,183

Schedule of Investments(a)

20,970	National Storage Affiliates Trust REIT	$604,565
91,441	Park Hotels & Resorts, Inc. REIT	2,860,274
19,763	Ryman Hospitality Properties, Inc. REIT	1,680,053
107,040	STORE Capital Corp. REIT	2,938,248
44,490	Taubman Centers, Inc. REIT	2,760,605
122,391	Uniti Group, Inc. REIT	2,163,873

		22,419,872

	Telecommunication Services - 1.4%
282,309	Mobile TeleSystems PJSC ADR (Russia)	2,475,850
73,252	Telecom Argentina SA ADR (Argentina)	1,470,167

		3,946,017

	Utilities - 3.1%
151,201	AES Corp. (The)	2,020,045
41,131	CMS Energy Corp.	1,988,273
33,353	Eversource Energy	2,025,194
74,757	NiSource, Inc.	1,957,138
23,690	PNM Resources, Inc.	932,202

		8,922,852

	Total Common Stocks & Other Equity Interests (Cost $224,753,668)	231,337,156

	Closed-End Funds 9.8%
156,316	AllianceBernstein Global High Income Fund, Inc.	1,824,208
37,187	Barings Global Short Duration High Yield Fund	694,281
88,225	BlackRock Multi-Sector Income Trust	1,535,997
112,989	Blackstone/GSO Strategic Credit Fund	1,803,305
115,444	ClearBridge American Energy MLP Fund, Inc.	930,479
155,714	DoubleLine Income Solutions Fund	3,129,852
121,136	First Trust Intermediate Duration Preferred & Income Fund	2,661,358
35,413	John Hancock Preferred Income Fund III	652,662
204,756	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,421,007
125,515	Nexpoint Strategic Opportunities Fund	2,822,832
44,014	Nuveen Global High Income Fund	686,618
29,647	Nuveen Preferred & Income Term Fund	685,735
113,562	PGIM Global Short Duration High Yield Fund, Inc.	1,547,850
83,618	PGIM Short Duration High Yield Fund, Inc.	1,170,652
132,880	PIMCO Dynamic Credit and Mortgage Income Fund	3,194,435
57,660	Pioneer High Income Trust	531,625
100,552	Wells Fargo Income Opportunities Fund	798,383
78,491	Western Asset Global High Income Fund, Inc.	722,117
159,221	Western Asset High Income Fund II, Inc.	1,019,014
37,126	Western Asset High Yield Defined Opportunity Fund, Inc.	534,614

	Total Closed-End Funds (Cost $28,363,615)	28,367,024

	Preferred Stocks 9.8%
	Financials - 9.8%
61,908	Bank of America Corp., 6.00%, Series EE(b)	1,605,894
114,150	Bank of America Corp., 6.50%, Series Y	2,978,173
87,329	Bank of America Corp., 6.63%, Series W	2,284,527
80,310	Citigroup, Inc., 6.30%, Series S	2,111,350
114,757	Citigroup, Inc., 6.88%, Series K	3,187,949
120,406	Morgan Stanley, 5.85%, Series K	3,122,128
114,934	Morgan Stanley, 6.38%, Series I	3,087,127
58,718	PNC Financial Services Group, Inc. (The), 6.13%, Series P	1,607,699
57,822	State Street Corp., 5.90%, Series D(b)	1,569,289
77,277	U.S. Bancorp, 6.50%, Series F(b)	2,151,392
52,869	Wells Fargo & Co., 6.63%, Series R	1,452,840

2,446	Wells Fargo & Co., 7.50%, Series L	$3,103,974

	Total Preferred Stocks (Cost $28,382,695)	28,262,342

	Money Market Fund - 0.0%
38,162	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $38,162)	38,162

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $281,538,140) - 99.8%	288,004,684

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.4%
12,768,952	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $12,768,952)	12,768,952

	Total Investments in Securities (Cost $294,307,092) - 104.2%	300,773,636
	Other assets less liabilities - (4.2)%	(12,247,950)

	Net Assets - 100.0%	$288,525,686

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.*	$1,693,818	$538,934	$(2,141,882)	$198,754	$(289,624)	$—	$17,407

*	At July 31, 2018, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Aerospace & Defense ETF (PPA)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 74.9%
79,578	AAR Corp.	$3,772,793
162,607	Aerojet Rocketdyne Holdings, Inc.(b)	5,479,856
54,735	Aerovironment, Inc.(b)	4,029,043
122,694	Axon Enterprise, Inc.(b)	8,334,603
200,369	Boeing Co. (The)	71,391,475
230,284	BWX Technologies, Inc.	15,143,476
62,836	Cubic Corp.	4,279,132
102,204	Curtiss-Wright Corp.	13,596,198
26,252	Ducommun, Inc.(b)	874,979
99,025	Elbit Systems Ltd. (Israel)	11,914,688
85,294	Engility Holdings, Inc.(b)	2,951,172
69,448	Esterline Technologies Corp.(b)	5,923,914
294,536	General Dynamics Corp.	58,836,511
265,591	Harris Corp.	43,809,236
305,765	HEICO Corp.	23,351,273
207,543	Hexcel Corp.	14,322,543
104,469	Huntington Ingalls Industries, Inc.	24,346,501
115,530	KeyW Holding Corp. (The)(b)	1,024,751
239,270	Kratos Defense & Security Solutions, Inc.(b)	3,091,368
180,389	L3 Technologies, Inc.	38,682,617
222,119	Lockheed Martin Corp.	72,433,006
130,206	Maxar Technologies Ltd.	6,376,188
107,255	Mercury Systems, Inc.(b)	4,475,751
82,887	Moog, Inc., Class A	6,217,354
172,701	Northrop Grumman Corp.	51,894,924
285,709	Raytheon Co.	56,578,953
286,354	Rockwell Collins, Inc.	39,800,343
22,843	Sparton Corp.(b)	341,046
82,323	Teledyne Technologies, Inc.(b)	18,063,313
582,334	Textron, Inc.	39,755,942
113,267	TransDigm Group, Inc.	42,536,289
115,051	Triumph Group, Inc.	2,398,813
532,557	United Technologies Corp.	72,289,287
25,758	Vectrus, Inc.(b)	809,059

		769,126,397

	Commercial Services & Supplies - 0.1%
25,106	VSE Corp.	1,082,069

	Communications Equipment - 1.1%
54,631	Comtech Telecommunications Corp.	1,835,602
136,445	ViaSat, Inc.(b)	9,597,541

		11,433,143

	Construction & Engineering - 0.6%
324,675	KBR, Inc.	6,487,006

	Containers & Packaging - 3.1%
810,447	Ball Corp.	31,583,120

	Diversified Telecommunication Services - 0.5%
277,034	Intelsat SA(b)	5,402,163

	Electronic Equipment, Instruments & Components - 2.2%
321,667	FLIR Systems, Inc.	18,849,686
43,292	OSI Systems, Inc.(b)	3,452,970

		22,302,656

	Industrial Conglomerates - 7.2%
460,719	Honeywell International, Inc.	73,553,788

	IT Services - 6.9%
332,272	Booz Allen Hamilton Holding Corp.	$15,706,497
56,662	CACI International, Inc., Class A(b)	9,927,182
349,769	Leidos Holdings, Inc.	23,931,195
90,874	ManTech International Corp., Class A	5,438,809
330,078	Perspecta, Inc.	7,162,693
99,605	Science Applications International Corp.	8,403,674

		70,570,050

	Machinery - 2.4%
173,756	Oshkosh Corp.	13,075,139
141,811	Woodward, Inc.	11,800,093

		24,875,232

	Software - 0.6%
433,398	FireEye, Inc.(b)	6,730,671

	Trading Companies & Distributors - 0.4%
64,428	Kaman Corp.	4,266,422

	Total Common Stocks (Cost $792,991,964)	1,027,412,717

	Money Market Fund - 0.0%
384,446	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $384,446)	384,446

	Total Investments in Securities (Cost $793,376,410) - 100.0%	1,027,797,163
	Other assets less liabilities - (0.0)%	(321,013)

	Net Assets - 100.0%	$1,027,476,150

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Cleantech™ ETF (PZD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Aerospace & Defense - 2.5%
63,306	Hexcel Corp.	$4,368,747

	Auto Components - 2.9%
109,564	BorgWarner, Inc.	5,042,135

	Building Products - 6.0%
146,617	Johnson Controls International PLC	5,499,604
104,696	Kingspan Group PLC (Ireland)	4,865,684

		10,365,288

	Chemicals - 8.0%
1,078	Gurit Holding AG (Switzerland)	940,800
100,357	Novozymes A/S, Class B (Denmark)	5,287,962
132,672	PQ Group Holdings, Inc.(b)	2,390,749
87,801	Umicore SA (Belgium)	5,136,580

		13,756,091

	Commercial Services & Supplies - 2.3%
191,240	Tomra Systems ASA (Norway)	3,957,515

	Communications Equipment - 0.8%
59,484	CalAmp Corp.(b)	1,353,856

	Construction & Engineering - 0.8%
56,156	Aegion Corp.(b)	1,391,546

	Electrical Equipment - 19.3%
227,488	ABB Ltd. (Switzerland)	5,218,437
51,136	EnerSys	4,196,732
60,803	Schneider Electric SE (France)	4,897,455
97,094	Sensata Technologies Holding PLC(b)	5,279,001
185,902	SGL Carbon SE (Germany)(b)	2,199,074
352,131	Siemens Gamesa Renewable Energy SA (Spain)	4,979,153
42,883	TPI Composites, Inc.(b)	1,321,654
79,145	Vestas Wind Systems A/S (Denmark)	5,109,978

		33,201,484

	Electronic Equipment, Instruments & Components - 10.7%
46,312	Badger Meter, Inc.	2,415,171
94,228	Hollysys Automation Technologies Ltd. (China)	2,186,090
56,227	Horiba Ltd. (Japan)	3,862,655
51,624	Itron, Inc.(b)	3,159,389
1,076,077	Opus Group AB (Sweden)	826,663
133,689	Trimble, Inc.(b)	4,719,222
45,905	Vaisala Oyj, Class A (Finland)	1,133,305

		18,302,495

	Independent Power & Renewable Electricity Producers - 2.5%
11,332,980	Energy Development Corp. (Philippines)(b)	1,086,242
58,245	Ormat Technologies, Inc.	3,159,791

		4,246,033

	Industrial Conglomerates - 7.6%
56,545	Raven Industries, Inc.	2,193,946
18,229	Roper Technologies, Inc.	5,503,335
37,781	Siemens AG (Germany)	5,338,278

		13,035,559

	Life Sciences Tools & Services - 3.2%
10,208	Eurofins Scientific SE (Luxembourg)	5,573,012

	Machinery - 11.1%
92,725	Donaldson Co., Inc.	$4,422,982
18,071	Kadant, Inc.	1,745,658
61,298	Kornit Digital Ltd. (Israel)(b)(c)	1,115,624
17,742	Lindsay Corp.	1,670,232
51,590	Woodward, Inc.	4,292,804
75,678	Xylem, Inc.	5,793,908

		19,041,208

	Mortgage REITs - 1.1%
92,616	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,814,348

	Professional Services - 6.6%
67,340	Intertek Group PLC (United Kingdom)	5,193,997
96,235	Ricardo PLC (United Kingdom)	1,017,465
1,957	SGS SA (Switzerland)	5,111,921

		11,323,383

	Semiconductors & Semiconductor Equipment - 9.1%
51,265	Advanced Energy Industries, Inc.(b)	3,139,469
83,451	Cree, Inc.(b)	3,934,715
1,028,099	Meyer Burger Technology AG (Switzerland)(b)(c)	724,862
39,839	Power Integrations, Inc.	2,848,488
41,203	SMA Solar Technology AG (Germany)	1,741,330
61,641	SolarEdge Technologies, Inc.(b)	3,282,383

		15,671,247

	Software - 5.5%
27,671	ANSYS, Inc.(b)	4,673,078
36,543	Autodesk, Inc.(b)	4,693,583

		9,366,661

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $124,149,699) - 100.0%	171,810,608

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
1,328,317	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $1,328,317)	1,328,317

	Total Investments in Securities (Cost $125,478,016) - 100.8%	173,138,925
	Other assets less liabilities - (0.8)%	(1,390,995)

	Net Assets - 100.0%	$171,747,930

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Momentum ETF (PDP)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 24.4%
18,057	Amazon.com, Inc.(b)	$32,095,234
108,565	Best Buy Co., Inc.	8,145,632
21,200	Booking Holdings, Inc.(b)	43,008,864
55,617	Burlington Stores, Inc.(b)	8,498,834
27,980	Churchill Downs, Inc.	8,000,881
151,459	Domino’s Pizza, Inc.	39,782,221
77,647	Grand Canyon Education, Inc.(b)	9,048,205
44,164	Home Depot, Inc. (The)	8,723,273
20,282	Netflix, Inc.(b)	6,844,161
339,103	NIKE, Inc., Class B	26,080,412
147,170	O’Reilly Automotive, Inc.(b)	45,034,020
56,628	Pool Corp.	8,678,241
198,835	Scientific Games Corp., Class A(b)	9,554,022
304,943	Service Corp. International	11,999,507
2,309,562	Sirius XM Holdings, Inc.(c)	16,213,125
138,351	Texas Roadhouse, Inc.	8,693,977
94,664	TJX Cos., Inc. (The)	9,207,020
35,979	Vail Resorts, Inc.	9,961,506
220,695	VF Corp.	20,319,389
64,137	Visteon Corp.(b)	7,509,160
183,411	Weight Watchers International, Inc.(b)	16,420,787
521,705	Wyndham Destinations, Inc.	24,061,034

		377,879,505

	Consumer Staples - 3.2%
223,610	Brown-Forman Corp., Class B	11,900,524
61,264	Constellation Brands, Inc., Class A	12,879,531
39,671	Costco Wholesale Corp.	8,676,444
56,902	Estee Lauder Cos., Inc. (The), Class A	7,678,356
87,325	National Beverage Corp.(b)	9,213,661

		50,348,516

	Energy - 0.9%
219,255	Cheniere Energy, Inc.(b)	13,922,693

	Financials - 7.8%
83,420	American Financial Group, Inc.	9,400,600
78,170	Credit Acceptance Corp.(b)	29,986,012
113,663	Discover Financial Services	8,116,675
136,971	E*TRADE Financial Corp.(b)	8,192,235
47,660	Moody’s Corp.	8,155,579
54,084	MSCI, Inc., Class A	8,988,220
39,785	S&P Global, Inc.	7,974,505
380,360	W.R. Berkley Corp.	28,835,092
187,907	Western Alliance Bancorp(b)	10,658,085

		120,307,003

	Health Care - 8.6%
82,905	ABIOMED, Inc.(b)	29,392,310
62,672	Align Technology, Inc.(b)	22,351,969
45,870	Becton, Dickinson and Co.	11,484,472
157,369	Danaher Corp.	16,142,912
28,061	ICU Medical, Inc.(b)	8,047,895
45,264	IDEXX Laboratories, Inc.(b)	11,086,511
87,573	PRA Health Sciences, Inc.(b)	9,207,425
64,189	Sarepta Therapeutics, Inc.(b)	7,461,329
34,303	UnitedHealth Group, Inc.	8,686,206
43,439	Waters Corp.(b)	8,569,211

		132,430,240

	Industrials - 23.1%
203,752	A.O. Smith Corp.	12,129,356
124,124	ASGN, Inc.(b)	11,208,397

25,196	Boeing Co. (The)	$8,977,335
392,723	Copart, Inc.(b)	22,538,373
28,463	CoStar Group, Inc.(b)	11,836,338
464,777	HEICO Corp.	35,495,019
121,957	Hexcel Corp.	8,416,253
105,202	IDEX Corp.	16,156,923
312,334	J.B. Hunt Transport Services, Inc.	37,448,847
39,988	Lennox International, Inc.	8,680,595
57,161	Northrop Grumman Corp.	17,176,309
131,257	Old Dominion Freight Line, Inc.	19,268,528
677,709	Rollins, Inc.	37,233,332
109,622	Roper Technologies, Inc.	33,094,882
79,449	Teledyne Technologies, Inc.(b)	17,432,700
49,494	TransDigm Group, Inc.	18,586,977
135,912	Union Pacific Corp.	20,371,850
41,945	W.W. Grainger, Inc.	14,536,459
75,885	XPO Logistics, Inc.(b)	7,567,252

		358,155,725

	Information Technology - 28.2%
91,038	2U, Inc.(b)	6,887,935
108,032	Activision Blizzard, Inc.	7,931,709
37,239	Adobe Systems, Inc.(b)	9,111,639
246,123	Amphenol Corp., Class A	23,014,962
179,770	ANSYS, Inc.(b)	30,359,558
254,462	Apple, Inc.	48,421,574
111,567	Aspen Technology, Inc.(b)	10,687,003
70,850	Broadridge Financial Solutions, Inc.	8,004,633
258,427	Cadence Design Systems, Inc.(b)	11,394,046
94,566	Electronic Arts, Inc.(b)	12,175,372
235,841	Entegris, Inc.	8,289,811
60,896	Facebook, Inc., Class A(b)	10,509,432
51,573	Fair Isaac Corp.(b)	10,389,897
272,022	Fiserv, Inc.(b)	20,532,221
77,869	GrubHub, Inc.(b)	9,491,452
46,669	Intuit, Inc.	9,531,677
84,030	IPG Photonics Corp.(b)	13,784,281
72,508	Jack Henry & Associates, Inc.	9,766,828
64,775	Littelfuse, Inc.	14,044,515
191,126	Mastercard, Inc., Class A	37,842,948
162,704	Micron Technology, Inc.(b)	8,589,144
90,390	Monolithic Power Systems, Inc.	11,992,945
103,758	NVIDIA Corp.	25,406,184
123,134	Paycom Software, Inc.(b)	13,082,987
65,921	Proofpoint, Inc.(b)	7,518,290
46,045	ServiceNow, Inc.(b)	8,102,078
178,790	Square, Inc., Class A(b)	11,558,774
54,464	Tyler Technologies, Inc.(b)	12,253,855
58,947	Ultimate Software Group, Inc. (The)(b)	16,321,835
72,093	Visa, Inc., Class A	9,857,997

		436,855,582

	Materials - 1.9%
65,976	Sherwin-Williams Co. (The)	29,077,602

	Real Estate - 1.3%
111,901	Extra Space Storage, Inc. REIT	10,515,337
56,919	SBA Communications Corp. REIT(b)	9,007,432

		19,522,769

	Utilities - 0.6%
57,968	NextEra Energy, Inc.	9,711,959

	Total Common Stocks & Other Equity Interests (Cost $1,213,658,796)	1,548,211,594

	Money Market Fund - 0.1%
918,518	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $918,518)	918,518

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,214,577,314) - 100.1%	$1,549,130,112

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
16,406,714	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $16,406,714)	16,406,714

	Total Investments in Securities (Cost $1,230,984,028) - 101.2%	1,565,536,826
	Other assets less liabilities - (1.2)%	(17,851,014)

	Net Assets - 100.0%	$1,547,685,812

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Global Listed Private Equity ETF (PSP)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 85.8%
	Capital Markets - 42.8%
890,574	3i Group PLC (United Kingdom)	$11,069,968
103,616	Alaris Royalty Corp. (Canada)(b)	1,472,270
1,350,595	Allied Minds PLC (United Kingdom)(c)	1,505,897
100,492	Altamir (France)	1,949,488
223,035	Apollo Global Management LLC, Class A(b)	7,917,743
345,124	Apollo Investment Corp.	2,053,488
462,087	Ares Capital Corp.	7,786,166
61,591	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	3,805,010
1,101,217	Brait SE (South Africa)(c)	3,615,027
201,232	Carlyle Group LP (The)(b)	4,899,999
156,267	Corporate Capital Trust, Inc.(b)	2,661,227
47,573	Deutsche Beteiligungs AG (Germany)	2,073,440
341,924	FS Investment Corp.(b)	2,786,681
54,221	Gimv NV (Belgium)	3,222,818
54,417	Gladstone Investment Corp.(b)	614,912
62,205	Goldman Sachs BDC, Inc.	1,322,478
105,340	Golub Capital BDC, Inc.	1,985,659
70,165	Hamilton Lane, Inc., Class A	3,435,980
204,883	Hercules Capital, Inc.	2,767,969
346,772	Intermediate Capital Group PLC (United Kingdom)	4,830,809
1,883,907	IP Group PLC (United Kingdom)(c)	3,064,308
77,510	JAFCO Co. Ltd. (Japan)	2,828,554
66,966	Main Street Capital Corp.(b)	2,641,809
143,951	New Mountain Finance Corp.	2,051,302
275,804	Oaktree Specialty Lending Corp.	1,354,198
14,150	Partners Group Holding AG (Switzerland)	10,755,429
222,070	Princess Private Equity Holding Ltd. (Guernsey)	2,593,134
465,643	Prospect Capital Corp.(b)	3,259,501
751,835	Ratos AB, Class B (Sweden)	2,799,738
91,673	Solar Capital Ltd.	1,950,801
279,630	Tamburi Investment Partners SpA (Italy)	2,061,242
110,008	TCG BDC, Inc.	1,954,842
133,435	TCP Capital Corp.	1,981,510
107,147	TPG Specialty Lending, Inc.	2,090,438
3,031,185	Zeder Investments Ltd. (South Africa)	1,282,013

		114,445,848

	Construction & Engineering - 0.2%
110,890	HC2 Holdings, Inc.(c)	640,944

	Diversified Financial Services - 19.2%
26,543	Ackermans & van Haaren NV (Belgium)	4,844,837
1,084,463	Apax Global Alpha Ltd. (Guernsey)(d)	1,913,323
161,023	Cannae Holdings, Inc.(c)	2,938,670
149,654	Compass Diversified Holdings(b)	2,603,980
94,766	Eurazeo SA (France)	7,334,778
101,516	HgCapital Trust PLC (United Kingdom)	2,550,085
280,601	Jefferies Financial Group, Inc.	6,804,574
128,498	Kinnevik AB, Class B (Sweden)	4,441,430
139,947	NB Private Equity Partners Ltd. (United Kingdom)	1,973,437
124,429	Onex Corp. (Canada)	9,305,416
45,391	Wendel SA (France)	6,622,787

		51,333,317

	Electrical Equipment - 3.3%
3,171,013	Melrose Industries PLC (United Kingdom)	$8,980,530

	Food Products - 1.0%
29,413	Schouw & Co. AB (Denmark)	2,734,696

	Industrial Conglomerates - 3.1%
3,197,754	Fosun International Ltd. (China)	5,843,624
54,033	Lifco AB, Class B (Sweden)	2,425,982

		8,269,606

	Internet Software & Services - 6.2%
71,931	IAC/InterActiveCorp.(c)	10,591,840
171,375	Rocket Internet SE (Germany)(c)(d)	5,959,377

		16,551,217

	Media - 5.2%
56,463	Naspers Ltd., Class N (South Africa)	13,974,848

	Wireless Telecommunication Services - 4.8%
154,884	SoftBank Group Corp. (Japan)	12,812,452

	Total Common Stocks & Other Equity Interests (Cost $200,278,031)	229,743,458

	Money Market Fund - 12.0%
32,007,420	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $32,007,420)	32,007,420

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $232,285,451) - 97.8%	261,750,878

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.1%
16,298,168	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $16,298,168)	16,298,168

	Total Investments in Securities (Cost $248,583,619) - 103.9%	278,049,046
	Other assets less liabilities - (3.9)%	(10,512,584)

	Net Assets - 100.0%	$267,536,462

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $7,872,700, which represented 2.94% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments(a)

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.7%

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(a)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2018		$13,169,143	$—	$(174,842)	$(174,842)
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2018		12,298,542	—	(191,302)	(191,302)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2018	CAD	4,756,640	—	(51,179)	(51,179)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2018	GBP	1,118,326	—	(1,627)	(1,627)

Subtotal - Depreciation								—	(418,950)	(418,950)

Total Over-The-Counter Total Return Swap Agreements - Equity Risk								$—	$(418,950)	$(418,950)

Investment Abbreviations:

CAD - Canadian Dollar

CDOR - Canadian Dollar Offered Rate

GBP - Pound Sterling

LIBOR - London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Golden Dragon China ETF (PGJ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Consumer Discretionary - 30.5%
40,549	500.com Ltd., Class A ADR (China)(b)(c)	$567,686
37,854	Bright Scholar Education Holdings Ltd. ADR (China)(c)	562,132
31,367	China Distance Education Holdings Ltd. ADR (China)	233,998
457,010	Ctrip.com International Ltd. ADR (China)(c)	18,805,962
4,207	Hailiang Education Group, Inc. ADR (China)(c)	332,984
197,853	Huazhu Group Ltd. ADR (China)	7,916,099
585,747	JD.Com, Inc., Class A ADR (China)(c)	21,004,888
142,568	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	287,987
72,269	Kandi Technologies Group, Inc. (China)(b)(c)	287,269
103,582	New Oriental Education & Technology Group, Inc. ADR (China)	8,912,195
21,958	Renren, Inc., Class A ADR (China)(b)	44,794
32,186	RISE Education Cayman Ltd. ADR (China)(b)(c)	427,430
242,659	TAL Education Group ADR (China)(c)	7,762,661
48,480	Tarena International, Inc., Class A ADR (China)(b)	430,502
49,573	Tuniu Corp., Class A ADR (China)(b)(c)	371,798
634,365	Vipshop Holdings Ltd., Class A ADR (China)(c)	6,121,622

		74,070,007

	Consumer Staples - 0.1%
112,002	Pingtan Marine Enterprise Ltd.(b)	315,846

	Energy - 2.3%
23,225	China Petroleum & Chemical Corp., H-Shares ADR (China)	2,226,813
14,488	CNOOC Ltd. ADR (China)	2,433,984
11,208	PetroChina Co. Ltd., H-Shares ADR (China)	850,239
26,179	Sino Clean Energy, Inc. (China)(c)(d)	0

		5,511,036

	Financials - 2.8%
30,758	China Internet Nationwide Financial Services, Inc. (China)(b)(c)	443,530
38,334	China Life Insurance Co. Ltd., H-Shares ADR (China)	482,242
37,293	CM Seven Star Acquisiton Co. (Hong Kong)(c)	371,065
48,965	Fanhua, Inc. ADR (China)	1,327,441
62,117	LexinFintech Holdings Ltd. ADR (China)(b)(c)	791,992
37,175	Noah Holdings Ltd. ADR (China)(b)(c)	1,898,156
125,339	Qudian, Inc. ADR (China)(b)(c)	971,377
19,380	Yintech Investment Holdings Ltd. ADR (China)(b)	143,412
16,463	Yirendai Ltd. ADR (China)(b)	295,511

		6,724,726

	Health Care - 2.7%
46,026	China Biologic Products Holdings, Inc. (China)(c)	4,693,731

71,308	iKang Healthcare Group, Inc., Class A ADR (China)(b)(c)	$1,460,388
16,062	Zai Lab Ltd. ADR (China)(c)	352,079

		6,506,198

	Industrials - 5.6%
50,614	51job, Inc. ADR (China)(c)	4,644,847
25,969	China Customer Relations Center, Inc. (China)(b)(c)	220,996
15,317	Newater Technology, Inc.(b)(c)	257,632
423,173	ZTO Express Cayman, Inc. ADR (China)	8,391,520

		13,514,995

	Information Technology - 52.3%
85,577	21Vianet Group, Inc., Class A ADR (China)(c)	807,847
126,856	58.com, Inc., Class A ADR (China)(c)	8,532,335
115,395	Alibaba Group Holding Ltd. ADR (China)(c)	21,605,406
78,261	Autohome, Inc., Class A ADR (China)	7,571,752
84,955	Baidu, Inc. ADR (China)(c)	20,999,177
60,184	Baozun, Inc. ADR (China)(b)(c)	3,481,644
42,118	Bitauto Holdings Ltd. ADR (China)(b)(c)	1,024,310
81,378	Canadian Solar, Inc. (Canada)(c)	1,096,975
27,225	Changyou.com Ltd., Class A ADR (China)	371,349
57,431	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	489,312
12,826	Daqo New Energy Corp. ADR (China)(c)	452,373
413,331	Fang Holdings Ltd. ADR (China)(c)	1,339,192
65,955	GDS Holdings Ltd. ADR (China)(c)	1,439,798
83,823	Hollysys Automation Technologies Ltd. (China)	1,944,694
39,632	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	549,696
122,870	Link Motion, Inc. ADR (China)(b)(c)	126,556
203,930	Momo, Inc., Class A ADR (China)(c)	8,365,209
90,253	NetEase, Inc. ADR (China)	23,285,274
46,139	Phoenix New Media Ltd. ADR (China)(c)	191,015
99,282	SINA Corp. (China)(c)	7,990,215
54,060	Sohu.com Ltd. ADR (China)(c)	1,362,312
89,025	Weibo Corp., Class A ADR (China)(b)(c)	7,366,819
68,098	YY, Inc., Class A ADR (China)(c)	6,348,776

		126,742,036

	Materials - 0.2%
32,245	ReTo Exo-Solutions, Inc.(b)(c)	124,466
5,468	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)	335,407

		459,873

	Real Estate - 0.3%
52,198	Nam Tai Property, Inc. (China)	558,519
59,855	Xinyuan Real Estate Co. Ltd. ADR (China)	281,318

		839,837

	Telecommunication Services - 3.2%
151,875	China Mobile Ltd. ADR (China)	6,899,681
8,061	China Telecom Corp. Ltd., H-Shares ADR (China)	380,318
46,438	China Unicom (Hong Kong) Ltd. ADR (China)	578,153

		7,858,152

	Utilities - 0.1%
7,602	Huaneng Power International, Inc., H-Shares ADR (China)(b)	228,212

	Total Common Stocks & Other Equity Interests (Cost $225,969,541)	242,770,918

Schedule of Investments(a)

	Money Market Fund - 0.1%
244,619	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $244,619)	$244,619

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $226,214,160) - 100.2%	243,015,537

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.8%
11,558,756	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $11,558,756)	11,558,756

	Total Investments in Securities (Cost $237,772,916) - 105.0%	254,574,293
	Other assets less liabilities - (5.0)%	(12,010,736)

	Net Assets - 100.0%	$242,563,557

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	99.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Insider Sentiment ETF (NFO)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 7.2%
8,939	Hyatt Hotels Corp., Class A	$699,298
3,654	Lear Corp.	658,195
2,859	Madison Square Garden Co. (The), Class A(b)	892,523
42,700	News Corp., Class B	653,310
4,385	PVH Corp.	673,185
13,165	Tapestry, Inc.	620,335
7,076	Tiffany & Co.	973,374

		5,170,220

	Consumer Staples - 6.5%
12,812	Brown-Forman Corp., Class B	681,855
3,068	Constellation Brands, Inc., Class A	644,986
4,702	Estee Lauder Cos., Inc. (The), Class A	634,488
13,574	Herbalife Nutrition Ltd.(b)	700,826
5,532	Ingredion, Inc.	560,391
6,774	McCormick & Co., Inc.	796,216
9,832	Nu Skin Enterprises, Inc., Class A	716,261

		4,735,023

	Energy - 8.5%
5,936	Andeavor	890,756
4,465	Concho Resources, Inc.(b)	651,220
10,630	ConocoPhillips	767,167
5,437	Diamondback Energy, Inc.	717,412
8,853	Exxon Mobil Corp.	721,608
12,004	HollyFrontier Corp.	895,259
8,753	Marathon Petroleum Corp.	707,505
11,746	ONEOK, Inc.	827,388

		6,178,315

	Financials - 9.3%
4,074	Affiliated Managers Group, Inc.	651,881
6,939	American Express Co.	690,569
13,985	CNA Financial Corp.	654,218
9,460	Interactive Brokers Group, Inc., Class A	566,276
51,333	Investors Bancorp, Inc.	642,689
3,454	MarketAxess Holdings, Inc.	669,282
6,485	Northern Trust Corp.	708,292
4,853	PNC Financial Services Group, Inc. (The)	702,860
33,834	Starwood Property Trust, Inc. REIT	772,768
13,295	Voya Financial, Inc.	671,663

		6,730,498

	Health Care - 9.9%
11,815	Abbott Laboratories	774,355
13,667	Bristol-Myers Squibb Co.	802,936
6,322	Centene Corp.(b)	823,946
2,783	ICU Medical, Inc.(b)	798,164
4,234	Laboratory Corp. of America Holdings(b)	742,390
8,098	Nektar Therapeutics, Class A(b)	425,955
7,125	Quest Diagnostics, Inc.	767,505
2,576	Teleflex, Inc.	702,501
5,519	Varian Medical Systems, Inc.(b)	637,169
8,184	Zoetis, Inc.	707,752

		7,182,673

	Industrials - 17.8%
8,238	Allegion PLC	671,727
13,580	Copart, Inc.(b)	779,356
14,908	Graco, Inc.	687,855
4,163	Harris Corp.	686,687
10,710	Hexcel Corp.	739,097

4,645	Honeywell International, Inc.	$741,574
4,411	Illinois Tool Works, Inc.	632,229
13,238	KAR Auction Services, Inc.	786,999
8,184	Kirby Corp.(b)	682,955
16,061	Knight-Swift Transportation Holdings, Inc.	522,786
1,987	Lockheed Martin Corp.	647,961
10,669	Republic Services, Inc.	773,289
2,475	Roper Technologies, Inc.	747,202
12,925	Sensata Technologies Holding PLC(b)	702,732
10,662	Textron, Inc.	727,895
2,134	TransDigm Group, Inc.	801,402
2,425	W.W. Grainger, Inc.	840,408
8,807	Xylem, Inc.	674,264

		12,846,418

	Information Technology - 17.5%
10,725	CDK Global, Inc.	669,776
8,538	Cognizant Technology Solutions Corp., Class A	695,847
15,610	CoreLogic, Inc.(b)	760,207
7,801	DXC Technology Co.	661,057
4,456	F5 Networks, Inc.(b)	763,669
4,050	Fair Isaac Corp.(b)	815,913
13,301	FLIR Systems, Inc.	779,439
6,285	Global Payments, Inc.	707,502
8,159	Guidewire Software, Inc.(b)	703,306
13,057	Keysight Technologies, Inc.(b)	757,306
13,816	Micron Technology, Inc.(b)	729,347
3,058	NVIDIA Corp.	748,782
13,884	SS&C Technologies Holdings, Inc.	736,824
5,604	VeriSign, Inc.(b)	813,869
36,653	Western Union Co. (The)	738,924
8,613	Worldpay, Inc., Class A(b)	707,902
14,975	Zillow Group, Inc., Class A(b)	844,141

		12,633,811

	Materials - 2.7%
4,199	Air Products & Chemicals, Inc.	689,350
4,700	Ecolab, Inc.	661,290
16,883	Newmont Mining Corp.	619,268

		1,969,908

	Real Estate - 8.2%
5,119	American Tower Corp. REIT	758,841
25,348	CubeSmart REIT	769,565
11,634	Equity Residential REIT	761,213
5,114	Howard Hughes Corp. (The)(b)	693,203
3,986	Jones Lang LaSalle, Inc. REIT	681,646
56,218	Medical Properties Trust, Inc. REIT	810,101
18,953	Rayonier, Inc. REIT	663,544
12,462	Regency Centers Corp. REIT	792,957

		5,931,070

	Utilities - 12.3%
16,807	Alliant Energy Corp.	722,197
12,428	Ameren Corp.	771,282
10,198	American Electric Power Co., Inc.	725,486
20,425	Aqua America, Inc.	754,499
8,321	Atmos Energy Corp.	764,450
8,996	Consolidated Edison, Inc.	710,054
6,796	DTE Energy Co.	737,638
8,855	Entergy Corp.	719,734
22,437	NRG Energy, Inc.	710,580
17,410	Portland General Electric Co.	789,718
11,233	WEC Energy Group, Inc.	745,534
15,480	Xcel Energy, Inc.	725,393

		8,876,565

	Total Common Stocks & Other Equity Interests (Cost $65,937,153)	72,254,501

Schedule of Investments(a)

	Money Market Fund - 0.2%
167,956	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $167,956)	$167,956

	Total Investments in Securities (Cost $66,105,109) - 100.1%	72,422,457
	Other assets less liabilities - (0.1)%	(89,588)

	Net Assets - 100.0%	$72,332,869

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 BuyWrite ETF (PBP)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.9%(b)
	Consumer Discretionary - 12.8%
1,069	Advance Auto Parts, Inc.	$150,975
5,814	Amazon.com, Inc.(c)	10,334,036
3,822	Aptiv PLC	374,824
385	AutoZone, Inc.(c)	271,629
3,540	Best Buy Co., Inc.	265,606
696	Booking Holdings, Inc.(c)	1,411,989
2,851	BorgWarner, Inc.	131,203
2,570	CarMax, Inc.(c)	191,928
5,860	Carnival Corp.	347,146
4,930	CBS Corp., Class B	259,663
2,674	Charter Communications, Inc., Class A(c)	814,447
353	Chipotle Mexican Grill, Inc.(c)	153,082
66,296	Comcast Corp., Class A	2,372,071
4,958	D.R. Horton, Inc.	216,665
1,787	Darden Restaurants, Inc.	191,102
2,253	Discovery, Inc., Class A(c)	59,885
4,932	Discovery, Inc., Class C(c)	121,081
3,305	DISH Network Corp., Class A(c)	104,306
3,670	Dollar General Corp.	360,210
3,432	Dollar Tree, Inc.(c)	313,273
1,745	Expedia Group, Inc.	233,551
1,705	Foot Locker, Inc.	83,221
56,507	Ford Motor Co.	567,330
3,133	Gap, Inc. (The)	94,523
1,606	Garmin Ltd.	100,295
18,313	General Motors Co.	694,246
2,118	Genuine Parts Co.	206,103
3,462	Goodyear Tire & Rubber Co. (The)	83,815
3,020	H&R Block, Inc.	75,983
5,202	Hanesbrands, Inc.	115,796
2,403	Harley-Davidson, Inc.	103,065
1,642	Hasbro, Inc.	163,560
4,033	Hilton Worldwide Holdings, Inc.	317,236
16,654	Home Depot, Inc. (The)	3,289,498
5,566	Interpublic Group of Cos., Inc. (The)	125,513
2,429	Kohl’s Corp.	179,430
3,502	L Brands, Inc.	110,908
1,895	Leggett & Platt, Inc.	82,565
3,950	Lennar Corp., Class A	206,466
4,471	LKQ Corp.(c)	149,868
11,867	Lowe’s Cos., Inc.	1,178,868
4,423	Macy’s, Inc.	175,726
4,286	Marriott International, Inc., Class A	547,922
4,966	Mattel, Inc.	78,810
11,335	McDonald’s Corp.	1,785,716
7,234	MGM Resorts International	226,931
2,163	Michael Kors Holdings Ltd.(c)	144,337
916	Mohawk Industries, Inc.(c)	172,538
6,275	Netflix, Inc.(c)	2,117,499
7,012	Newell Brands, Inc.	183,644
5,533	News Corp., Class A	83,382
1,758	News Corp., Class B	26,897
18,518	NIKE, Inc., Class B	1,424,219
1,696	Nordstrom, Inc.	88,887
2,984	Norwegian Cruise Line Holdings Ltd.(c)	149,289
3,281	Omnicom Group, Inc.	225,831
1,182	O’Reilly Automotive, Inc.(c)	361,692
3,792	PulteGroup, Inc.	108,034

1,113	PVH Corp.	$170,868
804	Ralph Lauren Corp., Class A	108,524
5,466	Ross Stores, Inc.	477,892
2,445	Royal Caribbean Cruises Ltd.	275,698
19,922	Starbucks Corp.	1,043,714
4,155	Tapestry, Inc.	195,784
7,697	Target Corp.	620,994
1,471	Tiffany & Co.	202,351
9,053	TJX Cos., Inc. (The)	880,495
1,762	Tractor Supply Co.	137,506
1,547	TripAdvisor, Inc.(c)	89,711
15,217	Twenty-First Century Fox, Inc., Class A	684,765
6,340	Twenty-First Century Fox, Inc., Class B	281,623
826	Ulta Beauty, Inc.(c)	201,866
2,719	Under Armour, Inc., Class C(c)	50,954
2,684	Under Armour, Inc., Class A(c)	53,599
4,727	VF Corp.	435,215
5,096	Viacom, Inc., Class B	148,039
21,464	Walt Disney Co. (The)	2,437,452
932	Whirlpool Corp.	122,185
1,223	Wynn Resorts Ltd.	203,972
4,666	Yum! Brands, Inc.	369,967

		43,701,489

	Consumer Staples - 6.9%
27,323	Altria Group, Inc.	1,603,314
8,072	Archer-Daniels-Midland Co.	389,555
3,782	Brown-Forman Corp., Class B	201,278
2,777	Campbell Soup Co.	113,579
3,532	Church & Dwight Co., Inc.	197,439
1,870	Clorox Co. (The)	252,768
55,288	Coca-Cola Co. (The)	2,578,079
12,593	Colgate-Palmolive Co.	843,857
5,681	Conagra Brands, Inc.	208,549
2,426	Constellation Brands, Inc., Class A	510,018
6,332	Costco Wholesale Corp.	1,384,872
6,827	Coty, Inc., Class A	91,550
3,234	Estee Lauder Cos., Inc. (The), Class A	436,396
8,559	General Mills, Inc.	394,227
2,017	Hershey Co. (The)	198,090
3,899	Hormel Foods Corp.	140,247
1,640	JM Smucker Co. (The)	182,237
3,605	Kellogg Co.	256,063
5,043	Kimberly-Clark Corp.	574,196
8,625	Kraft Heinz Co. (The)	519,656
11,735	Kroger Co. (The)	340,315
1,751	McCormick & Co., Inc.	205,813
2,671	Molson Coors Brewing Co., Class B	178,957
21,295	Mondelez International, Inc., Class A	923,777
5,930	Monster Beverage Corp.(c)	355,919
20,469	PepsiCo, Inc.	2,353,935
22,441	Philip Morris International, Inc.	1,936,658
36,302	Procter & Gamble Co. (The)	2,936,106
6,919	Sysco Corp.	465,026
4,297	Tyson Foods, Inc., Class A	247,722
12,312	Walgreens Boots Alliance, Inc.	832,537
20,886	Walmart, Inc.	1,863,658

		23,716,393

	Energy - 6.3%
7,436	Anadarko Petroleum Corp.	543,943
2,007	Andeavor	301,171
5,517	Apache Corp.	253,782
6,012	Baker Hughes a GE Co.	207,895
6,518	Cabot Oil & Gas Corp.	153,173
27,588	Chevron Corp.	3,483,537
1,378	Cimarex Energy Co.	135,871
2,744	Concho Resources, Inc.(c)	400,212
16,892	ConocoPhillips	1,219,096
7,556	Devon Energy Corp.	340,096
8,357	EOG Resources, Inc.	1,077,552
3,641	EQT Corp.	180,885

Schedule of Investments(a)

61,122	Exxon Mobil Corp.	$4,982,054
12,646	Halliburton Co.	536,443
1,572	Helmerich & Payne, Inc.	96,442
3,780	Hess Corp.	248,081
2,549	HollyFrontier Corp.	190,104
27,389	Kinder Morgan, Inc.	486,976
12,318	Marathon Oil Corp.	260,156
6,668	Marathon Petroleum Corp.	538,975
5,515	National Oilwell Varco, Inc.	268,139
2,883	Newfield Exploration Co.(c)	82,800
6,994	Noble Energy, Inc.	252,414
11,056	Occidental Petroleum Corp.	927,930
5,934	ONEOK, Inc.	417,991
6,059	Phillips 66	747,317
2,460	Pioneer Natural Resources Co.	465,604
19,996	Schlumberger Ltd.	1,350,130
6,265	TechnipFMC PLC (United Kingdom)	203,926
6,221	Valero Energy Corp.	736,255
11,949	Williams Cos., Inc. (The)	355,483

		21,444,433

	Financials - 14.2%
784	Affiliated Managers Group, Inc.	125,448
11,177	Aflac, Inc.	520,178
5,074	Allstate Corp. (The)	482,639
10,310	American Express Co.	1,026,051
12,960	American International Group, Inc.	715,522
2,088	Ameriprise Financial, Inc.	304,159
3,530	Aon PLC	506,732
2,632	Arthur J. Gallagher & Co.	187,793
765	Assurant, Inc.	84,379
136,132	Bank of America Corp.	4,203,756
14,591	Bank of New York Mellon Corp. (The)	780,181
11,256	BB&T Corp.	571,917
27,787	Berkshire Hathaway, Inc., Class B(c)	5,498,214
1,781	BlackRock, Inc.	895,416
1,729	Brighthouse Financial, Inc.(c)	75,090
7,022	Capital One Financial Corp.	662,315
1,624	Cboe Global Markets, Inc.	157,739
17,335	Charles Schwab Corp. (The)	885,125
6,725	Chubb Ltd.	939,617
2,156	Cincinnati Financial Corp.	163,058
36,812	Citigroup, Inc.	2,646,415
6,998	Citizens Financial Group, Inc.	278,380
4,916	CME Group, Inc.	782,234
2,482	Comerica, Inc.	240,605
5,038	Discover Financial Services	359,764
3,810	E*TRADE Financial Corp.(c)	227,876
592	Everest Re Group Ltd.	129,263
9,897	Fifth Third Bancorp	292,852
4,602	Franklin Resources, Inc.	157,941
5,071	Goldman Sachs Group, Inc. (The)	1,204,008
5,170	Hartford Financial Services Group, Inc. (The)	272,459
15,952	Huntington Bancshares, Inc.	246,299
8,362	Intercontinental Exchange, Inc.	618,035
5,915	Invesco Ltd.(d)	159,646
4,377	Jefferies Financial Group, Inc.	106,142
49,153	JPMorgan Chase & Co.	5,650,137
15,327	KeyCorp	319,874
3,158	Lincoln National Corp.	215,060
3,780	Loews Corp.	191,948
2,097	M&T Bank Corp.	363,515
7,325	Marsh & McLennan Cos., Inc.	610,612
14,675	MetLife, Inc.	671,234
2,410	Moody’s Corp.	412,399
19,678	Morgan Stanley	994,920
1,285	MSCI, Inc., Class A	213,554
1,687	Nasdaq, Inc.	154,192
3,053	Northern Trust Corp.	333,449
5,023	People’s United Financial, Inc.	91,569

6,778	PNC Financial Services Group, Inc. (The)	$981,658
3,845	Principal Financial Group, Inc.	223,318
8,408	Progressive Corp. (The)	504,564
6,063	Prudential Financial, Inc.	611,817
1,874	Raymond James Financial, Inc.	171,640
16,214	Regions Financial Corp.	301,743
3,628	S&P Global, Inc.	727,196
5,275	State Street Corp.	465,835
6,710	SunTrust Banks, Inc.	483,590
765	SVB Financial Group(c)	235,528
10,242	Synchrony Financial	296,403
3,496	T. Rowe Price Group, Inc.	416,304
1,524	Torchmark Corp.	134,219
3,902	Travelers Cos., Inc. (The)	507,806
3,193	Unum Group	126,858
22,526	US Bancorp	1,194,103
63,313	Wells Fargo & Co.	3,627,202
1,903	Willis Towers Watson PLC	303,376
3,729	XL Group Ltd. (Bermuda)	209,682
2,846	Zions Bancorporation	147,138

		48,399,691

	Health Care - 14.6%
25,310	Abbott Laboratories	1,658,817
21,878	AbbVie, Inc.	2,017,808
610	ABIOMED, Inc.(c)	216,263
4,723	Aetna, Inc.	889,766
4,619	Agilent Technologies, Inc.	305,039
3,212	Alexion Pharmaceuticals, Inc.(c)	427,068
1,042	Align Technology, Inc.(c)	371,629
4,895	Allergan PLC	901,121
2,348	AmerisourceBergen Corp.	192,137
9,615	Amgen, Inc.	1,889,828
3,684	Anthem, Inc.	932,052
7,112	Baxter International, Inc.	515,264
3,857	Becton, Dickinson and Co.	965,677
3,046	Biogen, Inc.(c)	1,018,491
19,919	Boston Scientific Corp.(c)	669,478
23,597	Bristol-Myers Squibb Co.	1,386,324
4,485	Cardinal Health, Inc.	224,026
10,205	Celgene Corp.(c)	919,368
2,962	Centene Corp.(c)	386,037
4,551	Cerner Corp.(c)	282,526
3,512	Cigna Corp.	630,123
708	Cooper Cos., Inc. (The)	184,434
14,677	CVS Health Corp.	951,950
8,875	Danaher Corp.	910,397
2,015	DaVita, Inc.(c)	141,614
3,283	DENTSPLY SIRONA, Inc.	157,945
3,043	Edwards Lifesciences Corp.(c)	433,475
13,789	Eli Lilly & Co.	1,362,491
1,749	Envision Healthcare Corp.(c)	77,411
8,110	Express Scripts Holding Co.(c)	644,421
18,772	Gilead Sciences, Inc.	1,461,025
4,034	HCA Healthcare, Inc.	501,144
2,224	Henry Schein, Inc.(c)	176,608
3,941	Hologic, Inc.(c)	169,108
1,988	Humana, Inc.	624,590
1,254	IDEXX Laboratories, Inc.(c)	307,142
2,122	Illumina, Inc.(c)	688,292
2,540	Incyte Corp.(c)	169,012
1,635	Intuitive Surgical, Inc.(c)	830,891
2,336	IQVIA Holdings, Inc.(c)	284,852
38,721	Johnson & Johnson	5,131,307
1,477	Laboratory Corp. of America Holdings(c)	258,977
2,917	McKesson Corp.	366,375
19,550	Medtronic PLC	1,763,996
38,838	Merck & Co., Inc.	2,558,259
366	Mettler-Toledo International, Inc.(c)	216,859
7,441	Mylan NV(c)	277,624
2,326	Nektar Therapeutics, Class A(c)	122,348

Schedule of Investments(a)

1,597	PerkinElmer, Inc.	$126,450
1,859	Perrigo Co. PLC	149,687
84,448	Pfizer, Inc.	3,372,009
1,961	Quest Diagnostics, Inc.	211,239
1,117	Regeneron Pharmaceuticals, Inc.(c)	411,067
2,060	ResMed, Inc.	217,907
4,640	Stryker Corp.	757,480
5,808	Thermo Fisher Scientific, Inc.	1,362,150
13,873	UnitedHealth Group, Inc.	3,512,921
1,258	Universal Health Services, Inc., Class B	153,602
1,322	Varian Medical Systems, Inc.(c)	152,625
3,679	Vertex Pharmaceuticals, Inc.(c)	644,009
1,131	Waters Corp.(c)	223,112
2,935	Zimmer Biomet Holdings, Inc.	368,401
6,985	Zoetis, Inc.	604,063

		49,838,111

	Industrials - 10.0%
8,571	3M Co.	1,819,795
2,095	A.O. Smith Corp.	124,715
1,780	Alaska Air Group, Inc.	111,837
1,371	Allegion PLC	111,791
6,015	American Airlines Group, Inc.	237,833
3,344	AMETEK, Inc.	260,163
6,134	Arconic, Inc.	133,047
7,906	Boeing Co. (The)	2,816,908
2,010	C.H. Robinson Worldwide, Inc.	185,382
8,632	Caterpillar, Inc.	1,241,282
1,248	Cintas Corp.	255,191
2,918	Copart, Inc.(c)	167,464
12,638	CSX Corp.	893,254
2,236	Cummins, Inc.	319,323
4,681	Deere & Co.	677,762
9,317	Delta Air Lines, Inc.	507,031
2,233	Dover Corp.	185,294
6,313	Eaton Corp. PLC	525,052
9,096	Emerson Electric Co.	657,459
1,736	Equifax, Inc.	217,868
2,522	Expeditors International of Washington, Inc.	192,101
4,152	Fastenal Co.	236,373
3,549	FedEx Corp.	872,593
1,888	Flowserve Corp.	83,695
2,029	Fluor Corp.	103,986
4,428	Fortive Corp.	363,450
2,107	Fortune Brands Home & Security, Inc.	122,206
3,988	General Dynamics Corp.	796,643
125,387	General Electric Co.	1,709,025
1,714	Harris Corp.	282,724
10,783	Honeywell International, Inc.	1,721,506
642	Huntington Ingalls Industries, Inc.	149,618
5,141	IHS Markit Ltd.(c)	272,627
4,402	Illinois Tool Works, Inc.	630,939
3,580	Ingersoll-Rand PLC	352,666
1,236	J.B. Hunt Transport Services, Inc.	148,196
1,739	Jacobs Engineering Group, Inc.	117,609
13,371	Johnson Controls International PLC	501,546
1,481	Kansas City Southern	172,196
1,133	L3 Technologies, Inc.	242,961
3,586	Lockheed Martin Corp.	1,169,395
4,482	Masco Corp.	180,759
4,834	Nielsen Holdings PLC	113,889
4,079	Norfolk Southern Corp.	689,351
2,518	Northrop Grumman Corp.	756,634
5,079	PACCAR, Inc.	333,792
1,919	Parker-Hannifin Corp.	324,407
2,343	Pentair PLC (United Kingdom)	104,615
2,159	Quanta Services, Inc.(c)	73,557
4,147	Raytheon Co.	821,231
3,219	Republic Services, Inc.	233,313
1,784	Robert Half International, Inc.	135,156

1,813	Rockwell Automation, Inc.	$340,046
2,371	Rockwell Collins, Inc.	329,545
1,489	Roper Technologies, Inc.	449,529
817	Snap-on, Inc.	138,555
7,701	Southwest Airlines Co.	447,890
2,228	Stanley Black & Decker, Inc.	333,019
1,236	Stericycle, Inc.(c)	86,347
3,696	Textron, Inc.	252,326
704	TransDigm Group, Inc.	264,380
11,197	Union Pacific Corp.	1,678,318
3,402	United Continental Holdings, Inc.	273,521
9,955	United Parcel Service, Inc., Class B	1,193,505
1,206	United Rentals, Inc.(c)	179,453
10,742	United Technologies Corp.	1,458,119
2,242	Verisk Analytics, Inc.(c)	248,010
736	W.W. Grainger, Inc.	255,068
5,742	Waste Management, Inc.	516,780
2,598	Xylem, Inc.	198,903

		34,100,524

	Information Technology - 25.8%
9,284	Accenture PLC, Class A	1,479,220
10,989	Activision Blizzard, Inc.	806,812
7,109	Adobe Systems, Inc.(c)	1,739,430
11,895	Advanced Micro Devices, Inc.(c)	218,035
2,463	Akamai Technologies, Inc.(c)	185,365
696	Alliance Data Systems Corp.	156,517
4,312	Alphabet, Inc., Class A(c)	5,291,773
4,382	Alphabet, Inc., Class C(c)	5,334,033
4,352	Amphenol Corp., Class A	406,956
5,355	Analog Devices, Inc.	514,830
1,212	ANSYS, Inc.(c)	204,683
70,958	Apple, Inc.	13,502,598
14,553	Applied Materials, Inc.	707,712
3,163	Autodesk, Inc.(c)	406,256
6,359	Automatic Data Processing, Inc.	858,401
5,796	Broadcom, Inc.	1,285,379
1,702	Broadridge Financial Solutions, Inc.	192,292
4,511	CA, Inc.	199,431
4,069	Cadence Design Systems, Inc.(c)	179,402
67,893	Cisco Systems, Inc.	2,871,195
1,859	Citrix Systems, Inc.(c)	204,434
8,458	Cognizant Technology Solutions Corp., Class A	689,327
11,987	Corning, Inc.	397,729
4,112	DXC Technology Co.	348,451
13,345	eBay, Inc.(c)	446,390
4,430	Electronic Arts, Inc.(c)	570,363
882	F5 Networks, Inc.(c)	151,157
34,627	Facebook, Inc., Class A(c)	5,975,928
4,779	Fidelity National Information Services, Inc.	492,858
5,911	Fiserv, Inc.(c)	446,162
1,294	FleetCor Technologies, Inc.(c)	280,798
1,981	FLIR Systems, Inc.	116,087
1,317	Gartner, Inc.(c)	178,361
2,303	Global Payments, Inc.	259,249
22,045	Hewlett Packard Enterprise Co.	340,375
23,696	HP, Inc.	546,904
67,274	Intel Corp.	3,235,879
12,325	International Business Machines Corp.	1,786,262
3,519	Intuit, Inc.	718,721
542	IPG Photonics Corp.(c)	88,910
5,041	Juniper Networks, Inc.	132,780
2,250	KLA-Tencor Corp.	264,195
2,368	Lam Research Corp.	451,436
13,236	Mastercard, Inc., Class A	2,620,728
3,393	Microchip Technology, Inc.	317,008
16,743	Micron Technology, Inc.(c)	883,863
110,919	Microsoft Corp.	11,766,288
2,341	Motorola Solutions, Inc.	283,963
3,868	NetApp, Inc.	299,847

Schedule of Investments(a)

8,763	NVIDIA Corp.	$2,145,708
43,022	Oracle Corp.	2,051,289
4,617	Paychex, Inc.	318,665
16,113	PayPal Holdings, Inc.(c)	1,323,522
1,826	Qorvo, Inc.(c)	149,294
21,404	QUALCOMM, Inc.	1,371,782
2,565	Red Hat, Inc.(c)	362,255
10,182	salesforce.com, Inc.(c)	1,396,461
4,144	Seagate Technology PLC	218,057
2,629	Skyworks Solutions, Inc.	248,651
8,973	Symantec Corp.	181,434
2,151	Synopsys, Inc.(c)	192,364
1,652	Take-Two Interactive Software, Inc.(c)	186,709
5,055	TE Connectivity Ltd.	472,996
14,133	Texas Instruments, Inc.	1,573,286
2,395	Total System Services, Inc.	219,238
9,453	Twitter, Inc.(c)	301,267
1,386	VeriSign, Inc.(c)	201,289
25,786	Visa, Inc., Class A	3,525,978
4,320	Western Digital Corp.	303,048
6,651	Western Union Co. (The)	134,084
3,088	Xerox Corp.	80,195
3,659	Xilinx, Inc.	263,704

		88,056,049

	Materials - 2.6%
3,164	Air Products & Chemicals, Inc.	519,434
1,599	Albemarle Corp.	150,626
1,271	Avery Dennison Corp.	145,758
5,042	Ball Corp.	196,487
3,369	CF Industries Holdings, Inc.	149,651
33,504	DowDuPont, Inc.	2,304,070
2,060	Eastman Chemical Co.	213,457
3,748	Ecolab, Inc.	527,344
1,942	FMC Corp.	174,547
19,452	Freeport-McMoRan, Inc.	320,958
1,140	International Flavors & Fragrances, Inc.	151,346
5,979	International Paper Co.	321,252
4,641	LyondellBasell Industries NV, Class A	514,176
909	Martin Marietta Materials, Inc.	181,273
5,063	Mosaic Co. (The)	152,447
7,702	Newmont Mining Corp.	282,509
4,592	Nucor Corp.	307,343
1,362	Packaging Corp. of America	153,770
3,599	PPG Industries, Inc.	398,265
4,148	Praxair, Inc.	694,790
2,327	Sealed Air Corp.	102,551
1,188	Sherwin-Williams Co. (The)	523,587
1,908	Vulcan Materials Co.	213,696
3,702	WestRock Co.	214,642

		8,913,979

	Real Estate - 2.8%
1,487	Alexandria Real Estate Equities, Inc. REIT	189,503
6,376	American Tower Corp. REIT	945,178
2,271	Apartment Investment & Management Co., Class A REIT	96,858
1,995	AvalonBay Communities, Inc. REIT	352,816
2,228	Boston Properties, Inc. REIT	279,681
4,365	CBRE Group, Inc., Class A REIT(c)	217,377
5,989	Crown Castle International Corp. REIT	663,761
2,973	Digital Realty Trust, Inc. REIT	360,982
5,155	Duke Realty Corp. REIT	150,114
1,147	Equinix, Inc. REIT	503,854
5,315	Equity Residential REIT	347,760
953	Essex Property Trust, Inc. REIT	229,149
1,820	Extra Space Storage, Inc. REIT	171,025
1,057	Federal Realty Investment Trust REIT	132,653
9,131	GGP, Inc. REIT	194,673
6,782	HCP, Inc. REIT	175,654
10,702	Host Hotels & Resorts, Inc. REIT	224,100
4,063	Iron Mountain, Inc. REIT	142,652

6,134	Kimco Realty Corp. REIT	$102,376
1,567	Macerich Co. (The) REIT	92,547
1,643	Mid-America Apartment Communities, Inc. REIT	165,581
7,698	Prologis, Inc. REIT	505,143
2,163	Public Storage REIT	471,166
4,106	Realty Income Corp. REIT	228,992
2,128	Regency Centers Corp. REIT	135,405
1,663	SBA Communications Corp. REIT(c)	263,170
4,471	Simon Property Group, Inc. REIT	787,835
1,276	SL Green Realty Corp. REIT	131,568
3,864	UDR, Inc. REIT	148,687
5,144	Ventas, Inc. REIT	290,019
2,499	Vornado Realty Trust REIT	179,728
5,370	Welltower, Inc. REIT	336,162
10,928	Weyerhaeuser Co. REIT	373,519

		9,589,688

	Telecommunication Services - 2.0%
104,834	AT&T, Inc.	3,351,543
14,173	CenturyLink, Inc.	266,027
59,650	Verizon Communications, Inc.	3,080,326

		6,697,896

	Utilities - 2.9%
9,548	AES Corp. (The)	127,561
3,342	Alliant Energy Corp.	143,606
3,517	Ameren Corp.	218,265
7,110	American Electric Power Co., Inc.	505,805
2,570	American Water Works Co., Inc.	226,803
6,229	CenterPoint Energy, Inc.	177,402
4,079	CMS Energy Corp.	197,179
4,485	Consolidated Edison, Inc.	354,001
9,421	Dominion Energy, Inc.	675,580
2,620	DTE Energy Co.	284,375
10,120	Duke Energy Corp.	825,994
4,703	Edison International	313,361
2,611	Entergy Corp.	212,222
3,915	Evergy, Inc.	219,592
4,574	Eversource Energy	277,733
13,937	Exelon Corp.	592,323
6,472	FirstEnergy Corp.	229,303
6,806	NextEra Energy, Inc.	1,140,277
4,870	NiSource, Inc.	127,497
4,319	NRG Energy, Inc.	136,783
7,456	PG&E Corp.	321,204
1,616	Pinnacle West Capital Corp.	129,975
10,092	PPL Corp.	290,347
7,294	Public Service Enterprise Group, Inc.	376,079
2,059	SCANA Corp.	82,339
3,813	Sempra Energy	440,745
14,604	Southern Co. (The)	709,754
4,555	WEC Energy Group, Inc.	302,315
7,346	Xcel Energy, Inc.	344,234

		9,982,654

	Total Investments in Securities (Cost $268,801,126) - 100.9%	344,440,907
	Other assets less liabilities - (0.9)%	(3,125,299)

	Net Assets - 100.0%	$341,315,608

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$156,844	$32,266	$(18,248)	$(4,816)	$(6,400)	$159,646	$1,601

Open Exchange-Traded Options Written - Equity Risk
Description	Type of Contract	Expiration Date	Exercise Price	Number of Contracts	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	August - 2018	$2,810	1,222	$(3,040,893)	$343,382,000	$(3,146,650)	$(105,757)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Quality ETF (SPHQ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 15.4%
83,490	Aptiv PLC	$8,187,864
81,007	Best Buy Co., Inc.	6,077,955
8,351	Chipotle Mexican Grill, Inc.(b)	3,621,495
73,706	Dollar General Corp.	7,234,244
34,898	Foot Locker, Inc.	1,703,371
61,474	Gap, Inc. (The)	1,854,671
32,251	Hasbro, Inc.	3,212,522
118,240	Hilton Worldwide Holdings, Inc.	9,300,758
77,932	Macy’s, Inc.	3,096,238
84,712	Marriott International, Inc., Class A	10,829,582
74,536	Omnicom Group, Inc.	5,130,313
17,307	Ralph Lauren Corp., Class A	2,336,099
140,990	Ross Stores, Inc.	12,326,756
677,458	Starbucks Corp.	35,492,025
110,420	Tapestry, Inc.	5,202,990
157,539	Target Corp.	12,710,247
207,737	TJX Cos., Inc. (The)	20,204,501
40,433	Tractor Supply Co.	3,155,391
31,207	TripAdvisor, Inc.(b)	1,809,694
15,975	Ulta Beauty, Inc.(b)	3,904,130
439,514	Walt Disney Co. (The)	49,911,210

		207,302,056

	Consumer Staples - 13.5%
696,890	Altria Group, Inc.	40,893,505
94,792	Brown-Forman Corp., Class B	5,044,830
64,847	Campbell Soup Co.	2,652,242
41,958	Clorox Co. (The)	5,671,463
148,269	Conagra Brands, Inc.	5,442,955
149,972	Costco Wholesale Corp.	32,800,376
77,124	Hormel Foods Corp.	2,774,150
34,033	JM Smucker Co. (The)	3,781,747
118,395	Monster Beverage Corp.(b)	7,106,068
726,963	Procter & Gamble Co. (The)	58,796,768
255,411	Walgreens Boots Alliance, Inc.	17,270,892

		182,234,996

	Energy - 2.8%
394,644	ConocoPhillips	28,481,457
33,677	Helmerich & Payne, Inc.	2,066,084
299,121	Marathon Oil Corp.	6,317,436

		36,864,977

	Financials - 3.7%
15,840	Affiliated Managers Group, Inc.	2,534,559
49,857	Ameriprise Financial, Inc.	7,262,669
85,011	Aon PLC	12,203,329
95,024	CME Group, Inc.	15,120,219
42,058	Raymond James Financial, Inc.	3,852,092
76,889	T. Rowe Price Group, Inc.	9,155,942

		50,128,810

	Health Care - 11.2%
20,412	Align Technology, Inc.(b)	7,279,940
48,318	AmerisourceBergen Corp.	3,953,862
62,566	Biogen, Inc.(b)	20,920,193
584,221	Bristol-Myers Squibb Co.	34,322,984
69,905	Cigna Corp.	12,542,355
42,223	Humana, Inc.	13,265,622
39,233	Intuitive Surgical, Inc.(b)	19,937,818
7,928	Mettler-Toledo International, Inc.(b)	4,697,419
43,375	Perrigo Co. PLC	3,492,555

36,919	Varian Medical Systems, Inc.(b)	$4,262,299
79,186	Vertex Pharmaceuticals, Inc.(b)	13,861,509
141,072	Zoetis, Inc.	12,199,907

		150,736,463

	Industrials - 10.9%
204,840	Emerson Electric Co.	14,805,835
56,913	Expeditors International of Washington, Inc.	4,335,063
96,793	Fastenal Co.	5,510,426
84,786	General Dynamics Corp.	16,936,852
13,766	Huntington Ingalls Industries, Inc.	3,208,166
91,482	Illinois Tool Works, Inc.	13,112,115
25,302	J.B. Hunt Transport Services, Inc.	3,033,710
268,308	Johnson Controls International PLC	10,064,233
62,599	Pentair PLC (United Kingdom)	2,795,045
91,205	Raytheon Co.	18,061,326
43,704	Robert Half International, Inc.	3,311,015
161,377	Southwest Airlines Co.	9,385,686
246,460	Union Pacific Corp.	36,941,890
16,020	W.W. Grainger, Inc.	5,551,891

		147,053,253

	Information Technology - 38.3%
198,867	Activision Blizzard, Inc.	14,600,815
144,396	Adobe Systems, Inc.(b)	35,330,813
21,789	ANSYS, Inc.(b)	3,679,726
318,595	Apple, Inc.	60,625,443
148,933	Automatic Data Processing, Inc.	20,104,466
124,783	Broadcom, Inc.	27,673,126
79,016	CA, Inc.	3,493,297
154,010	Cognizant Technology Solutions Corp., Class A	12,551,815
117,970	Electronic Arts, Inc.(b)	15,188,637
23,775	F5 Networks, Inc.(b)	4,074,560
106,601	Fiserv, Inc.(b)	8,046,243
34,827	FLIR Systems, Inc.	2,040,862
427,458	Hewlett Packard Enterprise Co.	6,599,952
111,252	Intuit, Inc.	22,722,108
291,737	Mastercard, Inc., Class A	57,763,926
63,456	Microchip Technology, Inc.	5,928,694
249,504	NVIDIA Corp.	61,093,549
112,933	Paychex, Inc.	7,794,636
281,298	PayPal Holdings, Inc.(b)	23,105,818
32,144	Qorvo, Inc.(b)	2,628,093
61,456	Red Hat, Inc.(b)	8,679,431
78,461	Seagate Technology PLC	4,128,618
53,686	Skyworks Solutions, Inc.	5,077,622
308,149	Texas Instruments, Inc.	34,303,147
453,453	Visa, Inc., Class A	62,005,163
91,493	Xilinx, Inc.	6,593,901

		515,834,461

	Materials - 3.1%
62,312	Air Products & Chemicals, Inc.	10,229,761
377,370	Freeport-McMoRan, Inc.	6,226,605
110,424	LyondellBasell Industries NV, Class A	12,233,875
153,790	Newmont Mining Corp.	5,641,017
70,327	PPG Industries, Inc.	7,782,386

		42,113,644

	Real Estate - 1.1%
117,619	Duke Realty Corp. REIT	3,425,065
48,372	Public Storage REIT	10,536,873

		13,961,938

	Total Investments in Securities (Cost $1,254,852,384) - 100.0%	1,346,230,598
	Other assets less liabilities - 0.0%	259,034

	Net Assets - 100.0%	$1,346,489,632

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Inves\tment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.*	$3,553,402	$832,626	$(4,214,867)	$712,039	$(883,200)	$ -	$36,757

*	At July 31, 2018, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P Spin-Off ETF (CSD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 26.1%
70,933	Adient PLC	$3,378,539
3,568	Cable One, Inc.	2,582,732
67,450	Delphi Technologies PLC	3,046,717
85,793	Gannett Co., Inc.	906,832
73,555	Hilton Grand Vacations, Inc.(b)	2,544,267
19,985	Liberty Broadband Corp., Class A(b)	1,585,610
115,916	Liberty Broadband Corp., Class C(b)	9,211,845
41,362	Liberty Expedia Holdings, Inc., Class A(b)	1,992,408
87,215	Liberty Latin America Ltd., Class C (Chile)(b)	1,688,482
26,564	Liberty Media Corp.-Liberty Braves, Class C(b)	684,554
154,059	Liberty Media Corp.-Liberty Formula One, Class C(b)	5,430,580
127,775	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	6,034,813
54,794	Liberty TripAdvisor Holdings, Inc., Series A(b)	912,320
12,646	Madison Square Garden Co. (The), Class A(b)	3,947,828
27,088	TopBuild Corp.(b)	2,012,097
66,165	Veoneer, Inc. (Sweden)(b)	3,460,429
75,759	Wyndham Hotels & Resorts, Inc.	4,394,022

		53,814,075

	Consumer Staples - 5.2%
45,343	Energizer Holdings, Inc.	2,887,442
111,090	Lamb Weston Holdings, Inc.	7,806,295

		10,693,737

	Energy - 1.8%
58,801	Apergy Corp.(b)	2,410,841
33,338	California Resources Corp.(b)	1,213,837

		3,624,678

	Financials - 8.3%
90,991	Brighthouse Financial, Inc.(b)	3,951,739
454,520	Synchrony Financial	13,153,809

		17,105,548

	Health Care - 1.5%
35,719	Avanos Medical, Inc.(b)	1,971,689
28,834	Varex Imaging Corp.(b)	1,102,612

		3,074,301

	Industrials - 13.8%
128,114	Babcock & Wilcox Enterprises, Inc.(b)	275,445
207,467	Fortive Corp.	17,028,891
63,865	Hertz Global Holdings, Inc.(b)	972,664
38,547	KLX, Inc.(b)	2,815,858
123,343	nVent Electric PLC (United Kingdom)(b)	3,379,598
32,303	SPX FLOW, Inc.(b)	1,535,039
106,303	Welbilt, Inc.(b)	2,423,709

		28,431,204

	Information Technology - 29.1%
54,612	Cars.com, Inc.(b)	$1,549,342
93,982	CDK Global, Inc.	5,869,176
150,325	Conduent, Inc.(b)	2,699,837
1,047,504	Hewlett Packard Enterprise Co.	16,173,462
141,987	Keysight Technologies, Inc.(b)	8,235,246
183,389	PayPal Holdings, Inc.(b)	15,063,573
108,362	Perspecta, Inc.	2,351,455
82,764	Versum Materials, Inc.	3,190,552
84,810	Zillow Group, Inc., Class C(b)	4,723,917

		59,856,560

	Materials - 8.1%
131,734	Alcoa Corp.(b)	5,700,130
135,159	Chemours Co. (The)	6,191,634
54,724	GCP Applied Technologies, Inc.(b)	1,595,204
31,976	Ingevity Corp.(b)	3,187,048

		16,674,016

	Real Estate - 6.1%
30,488	CorePoint Lodging, Inc. REIT(b)	770,127
70,792	JBG SMITH Properties REIT	2,583,908
62,408	New Senior Investment Group, Inc. REIT	441,848
152,799	Park Hotels & Resorts, Inc. REIT	4,779,553
125,473	Uniti Group, Inc. REIT(b)	2,218,363
80,496	Urban Edge Properties REIT	1,825,649

		12,619,448

	Total Common Stocks & Other Equity Interests (Cost $174,525,697)	205,893,567

	Money Market Fund - 0.8%
1,633,669	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $1,633,669)	1,633,669

	Total Investments in Securities (Cost $176,159,366) - 100.8%	207,527,236
	Other assets less liabilities - (0.8)%	(1,678,686)

	Net Assets - 100.0%	$205,848,550

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Water Resources ETF (PHO)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Building Products - 4.5%
526,998	A.O. Smith Corp.	$31,372,191
268,548	Advanced Drainage Systems, Inc.	7,505,916

		38,878,107

	Chemicals - 7.6%
466,135	Ecolab, Inc.	65,585,194

	Commercial Services & Supplies - 2.1%
306,402	Tetra Tech, Inc.	18,629,242

	Construction & Engineering - 2.9%
168,741	Aegion Corp.(b)	4,181,402
149,249	Valmont Industries, Inc.	20,842,623

		25,024,025

	Electronic Equipment, Instruments & Components - 4.2%
192,428	Badger Meter, Inc.	10,035,120
433,464	Itron, Inc.(b)	26,527,997

		36,563,117

	Health Care Equipment & Supplies - 7.9%
669,577	Danaher Corp.	68,685,209

	Industrial Conglomerates - 8.4%
241,037	Roper Technologies, Inc.	72,769,070

	Life Sciences Tools & Services - 7.8%
345,112	Waters Corp.(b)	68,080,244

	Machinery - 33.7%
509,270	Energy Recovery, Inc.(b)(c)	4,119,994
1,198,936	Evoqua Water Technologies Corp.(b)	25,585,294
140,629	Franklin Electric Co., Inc.	6,954,104
68,015	Gorman-Rupp Co. (The)	2,573,688
239,673	IDEX Corp.	36,808,979
97,030	Lindsay Corp.	9,134,404
313,865	Mueller Industries, Inc.	10,392,070
1,158,531	Mueller Water Products, Inc., Class A	14,307,858
761,636	Pentair PLC (United Kingdom)	34,007,048
948,168	Rexnord Corp.(b)	28,672,600
573,065	Toro Co. (The)	34,492,783
150,898	Watts Water Technologies, Inc., Class A	12,909,324
944,257	Xylem, Inc.	72,292,316

		292,250,462

	Trading Companies & Distributors - 4.1%
816,066	HD Supply Holdings, Inc.(b)	35,890,583

	Water Utilities - 16.8%
341,065	American States Water Co.	20,504,828
399,781	American Water Works Co., Inc.	35,280,673
724,527	Aqua America, Inc.	26,764,027
143,938	AquaVenture Holdings Ltd.(b)	2,380,735
20,397	Artesian Resources Corp., Class A	752,445
468,370	California Water Service Group	19,250,007
3,887,428	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	26,045,768
63,474	Consolidated Water Co. Ltd. (Cayman Islands)	891,810
65,260	Middlesex Water Co.	2,890,365
165,334	SJW Corp.	10,693,803

		145,454,461

	Total Common Stocks & Other Equity Interests (Cost $644,972,338)	867,809,714

	Money Market Fund - 0.1%
1,089,072	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $1,089,072)	$1,089,072

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $646,061,410) - 100.1%	868,898,786

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.5%
4,145,357	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $4,145,357)	4,145,357

	Total Investments in Securities (Cost $650,206,767) - 100.6%	873,044,143
	Other assets less liabilities - (0.6)%	(4,777,551)

	Net Assets - 100.0%	$868,266,592

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco WilderHill Clean Energy ETF (PBW)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Aerospace & Defense - 3.3%
54,155	Hexcel Corp.	$3,737,237

	Auto Components - 3.8%
94,182	Gentherm, Inc.(b)	4,266,445

	Automobiles - 2.5%
9,665	Tesla, Inc.(b)(c)	2,881,523

	Chemicals - 8.6%
19,596	Air Products & Chemicals, Inc.	3,217,075
35,049	Albemarle Corp.	3,301,616
66,827	Sociedad Quimica y Minera de Chile SA ADR (Chile)(c)	3,225,739

		9,744,430

	Commercial Services & Supplies - 0.5%
176,626	Aqua Metals, Inc.(b)(c)	528,112

	Construction & Engineering - 9.0%
273,201	Ameresco, Inc., Class A(b)	3,660,893
89,155	MYR Group, Inc.(b)	3,288,928
95,049	Quanta Services, Inc.(b)	3,238,320

		10,188,141

	Electrical Equipment - 17.1%
72,784	American Superconductor Corp.(b)(c)	377,021
1,259,299	Ballard Power Systems, Inc. (Canada)(b)(c)	3,840,862
461,091	Enphase Energy, Inc.(b)(c)	2,743,491
398,993	FuelCell Energy, Inc.(b)(c)	518,691
76,497	Hydrogenics Corp. (Canada)(b)(c)	527,829
108,109	LSI Industries, Inc.	528,653
1,759,061	Plug Power, Inc.(b)(c)	3,518,122
237,304	Sunrun, Inc.(b)	3,355,479
125,547	TPI Composites, Inc.(b)	3,869,359

		19,279,507

	Electronic Equipment, Instruments & Components - 5.3%
54,826	Itron, Inc.(b)	3,355,351
585,168	Maxwell Technologies, Inc.(b)(c)	2,685,921

		6,041,272

	Independent Power & Renewable Electricity Producers - 11.7%
156,287	Atlantica Yield PLC (Spain)	3,211,698
66,980	Ormat Technologies, Inc.	3,633,665
164,268	Pattern Energy Group, Inc., Class A	3,050,457
518,320	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	516,298
270,617	TerraForm Power, Inc., Class A	2,768,412

		13,180,530

	Oil, Gas & Consumable Fuels - 2.6%
169,089	Renewable Energy Group, Inc.(b)	2,882,967

	Semiconductors & Semiconductor Equipment - 35.6%
57,756	Advanced Energy Industries, Inc.(b)	3,536,978
83,650	Amtech Systems, Inc.(b)	473,459
289,015	Canadian Solar, Inc. (Canada)(b)(c)	3,895,922
74,129	Cree, Inc.(b)	3,495,182
106,879	Daqo New Energy Corp. ADR (China)(b)	3,769,622

68,029	First Solar, Inc.(b)	$3,561,318
593,584	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	3,775,194
257,633	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	3,573,370
69,393	SolarEdge Technologies, Inc.(b)	3,695,177
459,467	SunPower Corp.(b)(c)	3,335,731
39,669	Universal Display Corp.(c)	3,820,125
229,040	Veeco Instruments, Inc.(b)	3,355,436

		40,287,514

	Total Common Stocks & Other Equity Interests (Cost $102,017,584)	113,017,678

	Money Market Fund - 0.0%
40,608	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $40,608)	40,608

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $102,058,192) - 100.0%	113,058,286

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 21.3%
24,124,990	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $24,124,990)	24,124,990

	Total Investments in Securities (Cost $126,183,182) - 121.3%	137,183,276
	Other assets less liabilities - (21.3)%	(24,098,519)

	Net Assets - 100.0%	$113,084,757

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco WilderHill Progressive Energy ETF (PUW)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Auto Components - 2.8%
20,779	Kandi Technologies Group, Inc. (China)(b)(c)	$82,596
9,667	Tenneco, Inc.	445,649

		528,245

	Automobiles - 2.0%
20,831	Tata Motors Ltd. ADR (India)(c)	379,124

	Building Products - 7.8%
7,886	A.O. Smith Corp.	469,453
10,770	Apogee Enterprises, Inc.	546,685
6,962	Owens Corning	433,176

		1,449,314

	Chemicals - 5.4%
5,222	FMC Corp.	469,353
7,717	Methanex Corp. (Canada)	533,245

		1,002,598

	Commercial Services & Supplies - 6.2%
14,990	CECO Environmental Corp.	102,982
26,997	Covanta Holding Corp.	485,946
23,152	Heritage-Crystal Clean, Inc.(c)	557,963

		1,146,891

	Construction & Engineering - 2.3%
9,097	MasTec, Inc.(c)	423,465

	Electric Utilities - 5.2%
8,689	Avangrid, Inc.	434,972
251,452	Cia Energetica de Minas Gerais ADR (Brazil)(b)	528,049

		963,021

	Electrical Equipment - 13.6%
3,874	Acuity Brands, Inc.	538,602
5,960	Eaton Corp. PLC	495,693
6,728	Emerson Electric Co.	486,300
6,054	EnerSys	496,852
5,830	Regal Beloit Corp.	501,089

		2,518,536

	Electronic Equipment, Instruments & Components - 2.8%
15,670	Corning, Inc.	519,931

	Energy Equipment & Services - 2.1%
21,353	McDermott International, Inc.(c)	384,568

	Food & Staples Retailing - 2.8%
15,045	Andersons, Inc. (The)	530,336

	Independent Power & Renewable Electricity Producers - 2.6%
26,087	NRG Yield, Inc., Class C	485,218

	Machinery - 18.8%
10,480	Altra Industrial Motion Corp.	460,072
7,320	Chart Industries, Inc.(c)	571,619
8,099	ESCO Technologies, Inc.	504,163
25,471	Luxfer Holdings PLC (United Kingdom)	471,213
10,550	Lydall, Inc.(c)	489,520
3,887	WABCO Holdings, Inc.(c)	488,518
6,099	Woodward, Inc.	507,498

		3,492,603

	Metals & Mining - 2.6%
29,330	Freeport-McMoRan, Inc.	$483,945

	Mortgage REITs - 2.5%
23,685	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	463,989

	Oil, Gas & Consumable Fuels - 20.5%
106,607	Chesapeake Energy Corp.(c)	503,185
146,025	Clean Energy Fuels Corp.(c)	416,171
66,072	Cosan Ltd., Class A (Brazil)	533,862
16,493	Golar LNG Ltd. (Bermuda)	428,983
25,871	Green Plains, Inc.	429,458
31,404	Range Resources Corp.	484,564
6,540	REX American Resources Corp.(c)	503,580
98,733	Southwestern Energy Co.(c)	507,488

		3,807,291

	Total Common Stocks & Other Equity Interests (Cost $15,628,740)	18,579,075

	Money Market Fund - 0.3%
52,029	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $52,029)	52,029

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $15,680,769) - 100.3%	18,631,104

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.2%
594,545	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $594,545)	594,545

	Total Investments in Securities (Cost $16,275,314) - 103.5%	19,225,649
	Other assets less liabilities - (3.5)%	(649,066)

	Net Assets - 100.0%	$18,576,583

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco BuyBack Achievers™ ETF (PKW)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 28.0%
33,478	AMC Networks, Inc., Class A(b)	$2,018,389
5,169	America’s Car-Mart, Inc.(b)	330,816
15,047	Asbury Automotive Group, Inc.(b)	1,057,804
65,968	AutoNation, Inc.(b)	3,201,427
102,955	Bed Bath & Beyond, Inc.	1,928,347
204,325	Best Buy Co., Inc.	15,330,505
30,368	Big Lots, Inc.	1,318,882
14,901	BJ’s Restaurants, Inc.	942,488
67,300	Bloomin’ Brands, Inc.	1,301,582
21,091	Bridgepoint Education, Inc., Class A(b)	276,503
33,451	Brinker International, Inc.	1,577,884
16,830	Cato Corp. (The), Class A	419,067
250,015	CBS Corp., Class B	13,168,290
172,917	Charter Communications, Inc., Class A(b)	52,667,060
9,874	Churchill Downs, Inc.	2,823,470
9,935	Citi Trends, Inc.	282,253
50,362	Crocs, Inc.(b)	912,056
15,324	Del Frisco’s Restaurant Group, Inc.(b)	131,020
47,176	Denny’s Corp.(b)	686,411
17,697	Dillard’s, Inc., Class A(c)	1,420,538
30,789	Domino’s Pizza, Inc.	8,087,039
85,554	Foot Locker, Inc.	4,175,891
1,026,330	General Motors Co.	38,908,170
174,190	Goodyear Tire & Rubber Co. (The)	4,217,140
13,801	Hibbett Sports, Inc.(b)	316,733
34,516	Hyatt Hotels Corp., Class A	2,700,187
89,656	ILG, Inc.	3,077,890
21,286	Jack in the Box, Inc.	1,793,133
17,329	Lithia Motors, Inc., Class A	1,543,147
257,307	Marriott International, Inc., Class A	32,894,127
109,250	Michael Kors Holdings Ltd.(b)	7,290,252
130,996	Michaels Cos., Inc. (The)(b)	2,673,628
24,295	Murphy USA, Inc.(b)	1,925,136
59,647	O’Reilly Automotive, Inc.(b)	18,251,982
23,344	Papa John’s International, Inc.(c)	979,514
207,285	PulteGroup, Inc.	5,905,550
15,396	RH(b)(c)	2,091,701
91,806	Sally Beauty Holdings, Inc.(b)(c)	1,513,881
12,256	Shoe Carnival, Inc.	384,471
42,752	Signet Jewelers Ltd.	2,468,500
61,327	Six Flags Entertainment Corp.	3,983,189
27,084	Sleep Number Corp.(b)	771,623
26,900	Sonic Corp.(c)	945,535
12,610	Sturm Ruger & Co., Inc.(c)	683,462
39,166	Tempur Sealy International, Inc.(b)(c)	1,914,042
37,277	Tenneco, Inc.	1,718,470
109,962	Toll Brothers, Inc.	3,877,260
25,709	TopBuild Corp.(b)	1,909,665
108,730	TRI Pointe Group, Inc.(b)	1,540,704
24,296	tronc, Inc.(b)	379,989
78,242	Urban Outfitters, Inc.(b)	3,473,945
21,514	Visteon Corp.(b)	2,518,859
582,419	Walt Disney Co. (The)	66,139,502
2,780	Winmark Corp.	409,216
72,233	Wyndham Destinations, Inc.	3,331,386

235,361	Yum! Brands, Inc.	$18,661,774

		355,251,485

	Consumer Staples - 11.8%
6,244	Boston Beer Co., Inc. (The), Class A(b)	1,716,788
285,036	Conagra Brands, Inc.	10,463,672
126,651	Herbalife Nutrition Ltd.(b)	6,538,991
580,125	Kroger Co. (The)	16,823,625
782,005	Procter & Gamble Co. (The)	63,248,564
96,172	Sprouts Farmers Market, Inc.(b)	2,066,736
722,656	Walgreens Boots Alliance, Inc.	48,865,999

		149,724,375

	Energy - 2.1%
332,129	Marathon Petroleum Corp.	26,845,987

	Financials - 29.0%
313,946	Ally Financial, Inc.	8,401,195
622,601	American Express Co.	61,961,251
653,386	American International Group, Inc.	36,073,441
105,546	Ameriprise Financial, Inc.	15,374,886
38,056	Assurant, Inc.	4,197,577
83,265	Assured Guaranty Ltd.	3,240,674
60,100	Axis Capital Holdings Ltd.	3,399,256
93,526	CIT Group, Inc.	4,950,331
912,183	Citigroup, Inc.	65,576,836
13,974	Credit Acceptance Corp.(b)	5,360,426
250,943	Discover Financial Services	17,919,840
9,433	FedNat Holding Co.	219,789
498,222	Fifth Third Bancorp	14,742,389
32,574	GAIN Capital Holdings, Inc.(c)	221,829
275,047	Goldman Sachs Group, Inc. (The)	65,304,409
18,990	Greenhill & Co., Inc.(c)	620,973
260,790	Hartford Financial Services Group, Inc. (The)	13,743,633
17,638	Heritage Insurance Holdings, Inc.(c)	302,844
72,858	Kearny Financial Corp.	1,045,512
61,248	Legg Mason, Inc.	2,090,394
66,350	MBIA, Inc.(b)(c)	680,087
190,114	Navient Corp.	2,511,406
817,301	Regions Financial Corp.	15,209,972
551,303	Synchrony Financial	15,954,709
122,928	Voya Financial, Inc.	6,210,323
2,723	White Mountains Insurance Group Ltd.	2,486,181

		367,800,163

	Health Care - 12.7%
740,303	CVS Health Corp.	48,016,053
127,068	DaVita, Inc.(b)	8,930,339
409,035	Express Scripts Holding Co.(b)	32,501,921
254,682	HCA Healthcare, Inc.	31,639,145
147,321	IQVIA Holdings, Inc.(b)	17,964,323
146,929	McKesson Corp.	18,454,282
25,591	Medpace Holdings, Inc.(b)	1,570,520
24,015	Natus Medical, Inc.(b)	876,547
111,577	PDL BioPharma, Inc.(b)	280,058
9,633	Providence Service Corp. (The)(b)(c)	675,081

		160,908,269

	Industrials - 5.2%
100,221	Allison Transmission Holdings, Inc.	4,710,387
340,900	American Airlines Group, Inc.	13,479,186
58,847	Avis Budget Group, Inc.(b)	2,050,818
116,384	Babcock & Wilcox Enterprises, Inc.(b)(c)	250,226
27,278	Continental Building Products, Inc.(b)	870,168
27,427	FTI Consulting, Inc.(b)	2,165,636
134,216	HD Supply Holdings, Inc.(b)	5,902,820
285,459	IHS Markit Ltd.(b)	15,137,891
43,562	Interface, Inc.	975,789
48,375	NCI Building Systems, Inc.(b)	771,581

Schedule of Investments(a)

22,667	Resources Connection, Inc.	$360,405
55,684	Terex Corp.	2,456,778
201,900	United Continental Holdings, Inc.(b)	16,232,760

		65,364,445

	Information Technology - 8.3%
52,427	Aspen Technology, Inc.(b)	5,021,982
87,420	Avnet, Inc.	3,833,367
95,834	CDK Global, Inc.	5,984,833
604,645	Corning, Inc.	20,062,121
723,797	eBay, Inc.(b)	24,211,010
87,477	Teradata Corp.(b)	3,349,494
53,936	Ubiquiti Networks, Inc.(b)(c)	4,454,035
89,689	VeriSign, Inc.(b)	13,025,533
333,629	Western Union Co. (The)	6,725,961
215,688	Worldpay, Inc., Class A(b)	17,727,397

		104,395,733

	Materials - 1.4%
98,375	Celanese Corp., Series A	11,619,071
12,236	Kaiser Aluminum Corp.	1,365,782
117,353	Sealed Air Corp.	5,171,747

		18,156,600

	Real Estate - 1.5%
94,758	Realogy Holdings Corp.(c)	2,072,357
84,340	SBA Communications Corp. REIT(b)	13,346,805
312,062	Spirit Realty Capital, Inc. REIT	2,611,959
47,946	St. Joe Co. (The)(b)	846,247

		18,877,368

	Total Common Stocks & Other Equity Interests (Cost $1,247,898,798)	1,267,324,425

	Money Market Fund - 0.1%
1,038,630	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $1,038,630)	1,038,630

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,248,937,428)-100.1%	1,268,363,055

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
14,855,929	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $14,855,929)	14,855,929

	Total Investments in Securities (Cost $1,263,793,357) - 101.3%	1,283,218,984
	Other assets less liabilities - (1.3)%	(16,003,581)

	Net Assets - 100.0%	$1,267,215,403

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dividend Achievers™ ETF (PFM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 7.6%
2,711	Aaron’s, Inc.	$117,413
10,859	Best Buy Co., Inc.	814,751
2,697	Columbia Sportswear Co.	234,585
925	Cracker Barrel Old Country Store, Inc.	135,508
5,650	Genuine Parts Co.	549,802
4,811	Hasbro, Inc.	479,224
942	International Speedway Corp., Class A	40,789
1,860	John Wiley & Sons, Inc., Class A	117,459
5,056	Leggett & Platt, Inc.	220,290
31,806	Lowe’s Cos., Inc.	3,159,608
30,312	McDonald’s Corp.	4,775,353
1,531	Meredith Corp.	81,373
1,265	Monro, Inc.	85,324
49,404	NIKE, Inc., Class B	3,799,662
2,432	Polaris Industries, Inc.	256,381
14,584	Ross Stores, Inc.	1,275,079
20,534	Target Corp.	1,656,683
4,784	Tiffany & Co.	658,087
24,148	TJX Cos., Inc. (The)	2,348,634
15,192	VF Corp.	1,398,727
3,205	Williams-Sonoma, Inc.(b)	187,460

		22,392,192

	Consumer Staples - 19.2%
72,898	Altria Group, Inc.	4,277,655
1,090	Andersons, Inc. (The)	38,422
21,540	Archer-Daniels-Midland Co.	1,039,520
12,323	Brown-Forman Corp., Class B	655,830
5,427	Bunge Ltd.	375,168
1,444	Casey’s General Stores, Inc.	157,945
9,424	Church & Dwight Co., Inc.	526,802
4,987	Clorox Co. (The)	674,093
164,407	Coca-Cola Co. (The)	7,666,298
33,599	Colgate-Palmolive Co.	2,251,469
16,904	Costco Wholesale Corp.	3,697,074
8,119	Flowers Foods, Inc.	165,628
22,838	General Mills, Inc.	1,051,918
20,397	Hormel Foods Corp.	733,680
721	J & J Snack Foods Corp.	104,516
4,375	JM Smucker Co. (The)	486,150
13,361	Kellogg Co.	949,032
13,455	Kimberly-Clark Corp.	1,531,986
31,307	Kroger Co. (The)	907,903
1,058	Lancaster Colony Corp.	153,442
4,672	McCormick & Co., Inc.	549,147
2,141	Nu Skin Enterprises, Inc., Class A	155,972
54,792	PepsiCo, Inc.	6,301,080
97,148	Procter & Gamble Co. (The)	7,857,330
20,066	Sysco Corp.	1,348,636
1,491	Tootsie Roll Industries, Inc.(b)	44,581
960	Universal Corp.	66,336
5,177	Vector Group Ltd.	95,516
38,195	Walgreens Boots Alliance, Inc.	2,582,746
114,004	Walmart, Inc.	10,172,577

		56,618,452

	Energy - 10.3%
5,658	Buckeye Partners LP	$196,276
73,810	Chevron Corp.	9,319,989
41,566	Energy Transfer Equity LP	756,917
44,878	Energy Transfer Partners LP	940,643
83,682	Enterprise Products Partners LP(b)	2,426,778
138,607	Exxon Mobil Corp.	11,297,856
4,194	Helmerich & Payne, Inc.	257,302
4,062	Holly Energy Partners LP(b)	125,841
8,788	Magellan Midstream Partners LP	630,627
206	NACCO Industries, Inc., Class A	6,798
29,497	Occidental Petroleum Corp.	2,475,683
15,832	ONEOK, Inc.	1,115,206
18,674	Spectra Energy Partners LP	690,378
2,748	TC PipeLines LP(b)	86,397
624	TransMontaigne Partners LP	24,617

		30,351,308

	Financials - 5.8%
998	1st Source Corp.	56,447
29,818	Aflac, Inc.	1,387,730
3,469	American Equity Investment Life Holding Co.	123,947
3,425	American Financial Group, Inc.	385,963
5,571	Ameriprise Financial, Inc.	811,528
3,215	Axis Capital Holdings Ltd.	181,840
1,259	BancFirst Corp.	78,184
270	Bank of Marin Bancorp	23,990
4,956	Bank OZK	202,700
2,523	BOK Financial Corp.	245,564
10,641	Brown & Brown, Inc.	311,356
17,942	Chubb Ltd.	2,506,856
6,321	Cincinnati Financial Corp.	478,057
4,104	Commerce Bancshares, Inc.	274,147
1,963	Community Bank System, Inc.	124,160
683	Community Trust Bancorp, Inc.	33,347
2,458	Cullen/Frost Bankers, Inc.	271,584
4,624	Eaton Vance Corp.	245,673
1,779	Erie Indemnity Co., Class A	221,023
1,569	Evercore, Inc., Class A	177,297
1,496	FactSet Research Systems, Inc.	301,235
20,808	Franklin Resources, Inc.	714,131
1,640	Hanover Insurance Group, Inc. (The)	205,689
15,820	Invesco Ltd.(c)	426,982
4,600	Lazard Ltd., Class A	249,780
2,130	Mercury General Corp.	109,546
11,638	Old Republic International Corp.	248,006
13,398	People’s United Financial, Inc.	244,246
2,691	Prosperity Bancshares, Inc.	188,774
1,550	RenaissanceRe Holdings Ltd. (Bermuda)	204,368
1,703	RLI Corp.	127,316
9,678	S&P Global, Inc.	1,939,858
6,087	SEI Investments Co.	364,855
1,351	Southside Bancshares, Inc.	46,326
9,327	T. Rowe Price Group, Inc.	1,110,659
587	Tompkins Financial Corp.	50,294
4,373	Torchmark Corp.	385,130
10,410	Travelers Cos., Inc. (The)	1,354,757
1,927	UMB Financial Corp.	138,532
4,051	United Bankshares, Inc.	149,684
4,687	W.R. Berkley Corp.	355,321
1,024	Westamerica Bancorporation	61,460
346	Westwood Holdings Group, Inc.	20,196

		17,138,538

	Health Care - 10.9%
67,526	Abbott Laboratories	4,425,654
8,467	AmerisourceBergen Corp.	692,854
73	Atrion Corp.	50,224
10,290	Becton, Dickinson and Co.	2,576,307

Schedule of Investments(a)

11,967	Cardinal Health, Inc.	$597,752
39,159	CVS Health Corp.	2,539,853
1,995	Ensign Group, Inc. (The)	71,960
94,126	Johnson & Johnson	12,473,577
7,783	McKesson Corp.	977,545
52,132	Medtronic PLC	4,703,870
585	National HealthCare Corp.	42,167
2,379	Owens & Minor, Inc.	44,892
5,334	Perrigo Co. PLC	429,494
14,395	Stryker Corp.	2,349,984
2,833	West Pharmaceutical Services, Inc.	310,638

		32,286,771

	Industrials - 17.3%
22,869	3M Co.	4,855,546
5,589	A.O. Smith Corp.	332,713
2,532	ABM Industries, Inc.	78,998
1,858	Brady Corp., Class A	71,069
5,364	C.H. Robinson Worldwide, Inc.	494,722
2,346	Carlisle Cos., Inc.	288,183
23,032	Caterpillar, Inc.	3,312,002
4,109	Cintas Corp.	840,208
33,714	CSX Corp.	2,382,906
6,345	Cummins, Inc.	906,129
5,001	Donaldson Co., Inc.	238,548
5,985	Dover Corp.	496,635
1,430	Dun & Bradstreet Corp. (The)	180,023
24,268	Emerson Electric Co.	1,754,091
6,730	Expeditors International of Washington, Inc.	512,624
11,081	Fastenal Co.	630,841
10,291	FedEx Corp.	2,530,248
1,792	Franklin Electric Co., Inc.	88,614
11,440	General Dynamics Corp.	2,285,254
1,004	Gorman-Rupp Co. (The)	37,991
6,457	Graco, Inc.	297,926
4,572	Harris Corp.	754,151
2,839	Healthcare Services Group, Inc.(b)	114,298
2,055	HEICO Corp.	156,940
2,111	Hubbell, Inc.	260,181
13,048	Illinois Tool Works, Inc.	1,870,170
3,367	ITT, Inc.	190,808
4,228	J.B. Hunt Transport Services, Inc.	506,937
3,021	L3 Technologies, Inc.	647,823
2,527	Lincoln Electric Holdings, Inc.	237,386
414	Lindsay Corp.	38,974
10,997	Lockheed Martin Corp.	3,586,122
1,236	Matthews International Corp., Class A	64,952
930	McGrath RentCorp	55,223
1,474	MSA Safety, Inc.	148,697
1,766	MSC Industrial Direct Co., Inc., Class A	149,457
2,233	Nordson Corp.	299,468
6,718	Northrop Grumman Corp.	2,018,692
11,064	Raytheon Co.	2,191,004
1,693	Regal Beloit Corp.	145,513
12,631	Republic Services, Inc.	915,495
4,757	Robert Half International, Inc.	360,390
8,404	Rollins, Inc.	461,716
3,973	Roper Technologies, Inc.	1,199,449
2,046	Ryder System, Inc.	160,202
5,943	Stanley Black & Decker, Inc.	888,300
693	Tennant Co.	56,376
4,085	Toro Co. (The)	245,876
29,668	Union Pacific Corp.	4,446,937
30,818	United Technologies Corp.	4,183,235
419	VSE Corp.	18,059
2,157	W.W. Grainger, Inc.	747,530
16,612	Waste Management, Inc.	1,495,080

		51,230,712

	Information Technology - 12.2%
24,770	Accenture PLC, Class A	$3,946,604
14,284	Analog Devices, Inc.	1,373,264
16,967	Automatic Data Processing, Inc.	2,290,375
1,122	Badger Meter, Inc.	58,512
4,540	Broadridge Financial Solutions, Inc.	512,929
474	Cass Information Systems, Inc.	31,924
35,499	International Business Machines Corp.	5,144,870
2,979	Jack Henry & Associates, Inc.	401,271
10,771	Maxim Integrated Products, Inc.	658,539
9,053	Microchip Technology, Inc.	845,822
113,909	Microsoft Corp.	12,083,467
57,108	QUALCOMM, Inc.	3,660,052
37,703	Texas Instruments, Inc.	4,197,098
9,761	Xilinx, Inc.	703,475

		35,908,202

	Materials - 3.3%
8,443	Air Products & Chemicals, Inc.	1,386,087
4,267	Albemarle Corp.	401,951
2,402	AptarGroup, Inc.	246,037
3,504	Bemis Co., Inc.	160,869
1,303	Compass Minerals International, Inc.	88,409
11,114	Ecolab, Inc.	1,563,740
1,946	H.B. Fuller Co.	110,299
411	Hawkins, Inc.	15,330
3,039	International Flavors & Fragrances, Inc.	403,458
454	NewMarket Corp.	185,886
12,254	Nucor Corp.	820,160
9,605	PPG Industries, Inc.	1,062,889
514	Quaker Chemical Corp.	91,256
2,523	Royal Gold, Inc.	213,471
5,152	RPM International, Inc.	331,634
1,632	Sensient Technologies Corp.	113,195
3,604	Sherwin-Williams Co. (The)	1,588,391
4,261	Silgan Holdings, Inc.	117,220
3,836	Sonoco Products Co.	214,125
872	Stepan Co.	76,370
4,990	Westlake Chemical Corp.	535,028

		9,725,805

	Real Estate - 1.6%
7,932	Digital Realty Trust, Inc. REIT	963,103
3,420	Equity LifeStyle Properties, Inc. REIT	311,186
2,542	Essex Property Trust, Inc. REIT	611,224
2,819	Federal Realty Investment Trust REIT	353,785
1,601	National Health Investors, Inc. REIT	119,819
5,925	National Retail Properties, Inc. REIT	264,314
7,648	Omega Healthcare Investors, Inc. REIT	227,069
10,952	Realty Income Corp. REIT	610,793
3,637	Tanger Factory Outlet Centers, Inc. REIT(b)	86,742
531	Universal Health Realty Income Trust REIT	35,742
1,149	Urstadt Biddle Properties, Inc., Class A REIT	25,577
14,327	Welltower, Inc. REIT	896,870
4,128	WP Carey, Inc. REIT	269,889

		4,776,113

	Telecommunication Services - 5.4%
237,272	AT&T, Inc.	7,585,586
4,018	Telephone & Data Systems, Inc.	101,455
159,621	Verizon Communications, Inc.	8,242,828

		15,929,869

	Utilities - 6.4%
8,917	Alliant Energy Corp.	383,164
1,416	American States Water Co.	85,130

Schedule of Investments(a)

3,582	AmeriGas Partners LP(b)	$154,133
6,852	Aqua America, Inc.	253,113
4,279	Atmos Energy Corp.	393,112
2,066	Black Hills Corp.	123,898
1,853	California Water Service Group	76,158
16,620	CenterPoint Energy, Inc.	473,338
630	Chesapeake Utilities Corp.	52,826
10,883	CMS Energy Corp.	526,084
466	Connecticut Water Service, Inc.	30,020
11,969	Consolidated Edison, Inc.	944,713
25,133	Dominion Energy, Inc.	1,802,287
27,001	Duke Energy Corp.	2,203,822
12,548	Edison International	836,073
12,206	Eversource Energy	741,148
7,523	MDU Resources Group, Inc.	218,167
1,335	MGE Energy, Inc.	85,440
630	Middlesex Water Co.	27,903
3,310	National Fuel Gas Co.	177,747
3,380	New Jersey Resources Corp.	156,325
18,159	NextEra Energy, Inc.	3,042,359
1,109	Northwest Natural Gas Co.	72,251
1,904	NorthWestern Corp.	112,964
7,692	OGE Energy Corp.	278,758
3,434	Portland General Electric Co.	155,766
26,925	PPL Corp.	774,632
792	SJW Corp.	51,227
3,293	South Jersey Industries, Inc.	111,731
38,966	Southern Co. (The)	1,893,748
1,864	Southwest Gas Holdings, Inc.	145,765
1,939	Spire, Inc.	138,832
6,669	UGI Corp.	354,391
3,202	Vectren Corp.	228,847
12,154	WEC Energy Group, Inc.	806,661
19,598	Xcel Energy, Inc.	918,362

		18,830,895

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $213,198,478) - 100.0%	295,188,857

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
2,980,922	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $2,980,922)	2,980,922

	Total Investments in Securities (Cost $216,179,400) - 101.0%	298,169,779
	Other assets less liabilities - (1.0)%	(2,902,943)

	Net Assets - 100.0%	$295,266,836

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$462,014	$6,335	$(9,606)	$(29,674)	$(2,087)	$426,982	$4,784

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 11.2%
2,371	Home Depot, Inc. (The)	$468,320
3,104	McDonald’s Corp.	489,004
3,430	NIKE, Inc., Class B	263,802
2,963	Walt Disney Co. (The)	336,478

		1,557,604

	Consumer Staples - 13.2%
15,381	Coca-Cola Co. (The)	717,216
8,358	Procter & Gamble Co. (The)	675,995
4,963	Walmart, Inc.	442,849

		1,836,060

	Energy - 12.0%
6,522	Chevron Corp.	823,533
10,415	Exxon Mobil Corp.	848,927

		1,672,460

	Financials - 8.5%
2,762	American Express Co.	274,874
803	Goldman Sachs Group, Inc. (The)	190,656
3,131	JPMorgan Chase & Co.	359,909
2,774	Travelers Cos., Inc. (The)	361,008

		1,186,447

	Health Care - 16.9%
3,695	Johnson & Johnson	489,661
12,266	Merck & Co., Inc.	807,961
19,456	Pfizer, Inc.	776,878
1,121	UnitedHealth Group, Inc.	283,860

		2,358,360

	Industrials - 10.8%
1,824	3M Co.	387,272
1,015	Boeing Co. (The)	361,644
2,430	Caterpillar, Inc.	349,434
2,953	United Technologies Corp.	400,840

		1,499,190

	Information Technology - 17.4%
1,498	Apple, Inc.	285,054
12,414	Cisco Systems, Inc.	524,988
8,889	Intel Corp.	427,561
4,616	International Business Machines Corp.	668,997
3,536	Microsoft Corp.	375,099
1,046	Visa, Inc., Class A	143,030

		2,424,729

	Materials - 2.8%
5,704	DowDuPont, Inc.	392,264

	Telecommunication Services - 7.2%
19,259	Verizon Communications, Inc.	994,535

	Total Investments in Securities (Cost $13,239,149) - 100.0%	13,921,649
	Other assets less liabilities - (0.0)%	(785)

	Net Assets - 100.0%	$13,920,864

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Financial Preferred ETF (PGF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks - 100.2%
	Banks - 65.6%
738,000	Bank of America Corp., 5.88%, Series HH	$18,641,880
872,032	Bank of America Corp., 6.00%, Series EE(b)	22,620,510
1,068,845	Bank of America Corp., 6.00%, Series GG(b)	27,586,889
1,109,914	Bank of America Corp., 6.20%, Series CC	28,902,161
26,844	Bank of America Corp., 6.38%, Series 3	680,495
1,145,824	Bank of America Corp., 6.50%, Series Y	29,894,548
1,230,288	Bank of America Corp., 6.63%, Series W	32,184,334
2,162,960	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	57,469,847
65,625	BB&T Corp., 5.20%, Series G(b)	1,649,812
442,973	BB&T Corp., 5.63%(b)	11,743,214
1,889,302	BB&T Corp., 5.63%, Series E	48,347,238
475,316	BB&T Corp., 5.85%(b)	12,343,956
355,907	Citigroup, Inc., 5.80%, Series C(b)	8,940,384
876,133	Citigroup, Inc., 6.30%, Series S	23,033,537
1,273,653	Citigroup, Inc., 6.88%, Series K	35,382,080
202,148	Citigroup, Inc., 6.88%, Series L	5,253,827
982,098	Citigroup, Inc., 7.13%, Series J	27,449,639
436,503	Fifth Third Bancorp, 6.63%, Series I(b)	11,907,802
261,372	First Republic Bank, 5.50%, Series I	6,495,094
85,452	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	2,233,715
546,238	Huntington Bancshares, Inc., 6.25%, Series D	14,426,146
641,505	ING Groep NV, 6.13% (Netherlands)	16,537,999
1,453,421	ING Groep NV, 6.38% (Netherlands)	37,701,741
807,722	JPMorgan Chase & Co., 5.45%, Series P	20,645,374
1,299,870	JPMorgan Chase & Co., 6.10%, Series AA(b)	34,654,534
1,366,521	JPMorgan Chase & Co., 6.13%, Series Y	35,871,176
1,541,743	JPMorgan Chase & Co., 6.15%, Series BB	41,149,121
133,476	JPMorgan Chase & Co., 6.30%, Series W	3,482,389
658,581	JPMorgan Chase & Co., 6.70%, Series T	17,333,852
348,000	KeyCorp, 5.65%, Series F	8,609,520
482,514	KeyCorp, 6.13%, Series E	13,061,654
219,685	People’s United Financial, Inc., 5.63%, Series A	5,696,432
1,848,322	PNC Financial Services Group, Inc. (The), 6.13%, Series P	50,607,056
442,463	Regions Financial Corp., 6.38%, Series A	11,234,136
493,335	Regions Financial Corp., 6.38%, Series B	13,433,512
496,327	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,745,677
474,785	U.S. Bancorp, 5.15%	11,883,869
971,409	U.S. Bancorp, 6.50%, Series F(b)	27,044,027
1,000,924	Wells Fargo & Co., 5.20%	24,702,804
475,309	Wells Fargo & Co., 5.25%, Series P(b)	11,816,182
1,192,292	Wells Fargo & Co., 5.50%, Series X	29,866,915
669,891	Wells Fargo & Co., 5.63%, Series Y	16,854,458
977,909	Wells Fargo & Co., 5.70%, Series W	24,692,202
1,573,585	Wells Fargo & Co., 5.85%, Series Q	40,897,474
566,667	Wells Fargo & Co., 6.00%, Series T	14,620,009
882,532	Wells Fargo & Co., 6.00%, Series V	22,989,959
559,492	Wells Fargo & Co., 6.63%, Series R	15,374,840

1,437,004	Wells Fargo & Co., 8.00%, Series J	$36,514,272

		1,027,208,292

	Capital Markets - 16.4%
568,811	Bank of New York Mellon Corp. (The), 5.20%	14,334,037
688,589	Charles Schwab Corp. (The), 5.95%, Series D	18,151,206
576,523	Charles Schwab Corp. (The), 6.00%, Series C	15,318,216
1,045,840	Goldman Sachs Group, Inc. (The), 5.50%, Series J	26,878,088
507,629	Goldman Sachs Group, Inc. (The), 6.30%, Series N	13,304,956
686,430	Goldman Sachs Group, Inc. (The), 6.38%, Series K	18,410,053
673,157	Morgan Stanley, 5.85%, Series K	17,454,961
541,132	Morgan Stanley, 6.38%, Series I	14,534,805
337,400	Morgan Stanley, 6.63%, Series G(b)	8,762,278
710,033	Morgan Stanley, 6.88%, Series F	19,419,403
611,941	Morgan Stanley, 7.13%, Series E	17,177,184
378,196	Northern Trust Corp., 5.85%, Series C(b)	10,222,638
554,238	State Street Corp., 5.25%, Series C	13,911,374
396,509	State Street Corp., 5.35%, Series G	10,340,955
867,607	State Street Corp., 5.90%, Series D(b)	23,546,854
551,585	State Street Corp., 6.00%, Series E(b)	14,479,106

		256,246,114

	Consumer Finance - 4.8%
484,269	Capital One Financial Corp., 5.20%, Series G(b)	12,097,040
760,515	Capital One Financial Corp., 6.00%, Series B	19,393,132
460,751	Capital One Financial Corp., 6.00%, Series H	11,910,413
504,488	Capital One Financial Corp., 6.20%, Series F	13,303,349
421,659	Capital One Financial Corp., 6.25%, Series C	10,946,268
299,178	Capital One Financial Corp., 6.70%, Series D	7,871,373

		75,521,575

	Insurance - 12.5%
843,285	Aegon NV, 6.38% (Netherlands)	21,891,679
290,824	Aegon NV, 6.50% (Netherlands)	7,587,598
336,752	Allstate Corp. (The), 5.63%, Series A	8,479,415
536,781	Allstate Corp. (The), 5.63%, Series G(b)	13,886,525
137,896	Allstate Corp. (The), 6.25%, Series F	3,607,359
752,190	Allstate Corp. (The), 6.63%, Series E	19,391,458
334,543	Allstate Corp. (The), 6.75%, Series C	8,570,992
421,755	Arch Capital Group Ltd., 5.25%, Series E	10,016,681
281,243	Arch Capital Group Ltd., 5.45%, Series F	6,921,390
241,785	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	5,947,911
256,596	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,581,688
518,048	Axis Capital Holdings Ltd., 5.50%, Series E	12,868,312
373,443	Enstar Group Ltd., 7.00%, Series D (Bermuda)	9,586,282
736,213	MetLife, Inc., 5.63%, Series E(b)	18,743,983
311,449	PartnerRe Ltd., 7.25%, Series H (Bermuda)	8,648,939
360,451	Prudential PLC, 6.50% (United Kingdom)	9,429,398
205,651	Prudential PLC, 6.75% (United Kingdom)	5,425,073
294,556	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	7,325,608
211,581	RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(b)	5,365,694

Schedule of Investments(a)

210,427	Validus Holdings Ltd., 5.80%, Series B	$5,349,054

		195,625,039

	Thrifts & Mortgage Finance - 0.9%
490,597	New York Community Bancorp, Inc., 6.38%, Series A	13,172,529

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,541,266,417) - 100.2%	1,567,773,549

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
24,163,350	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $24,163,350)	24,163,350

	Total Investments in Securities (Cost $1,565,429,767) - 101.7%	1,591,936,899
	Other assets less liabilities - (1.7)%	(26,938,951)

	Net Assets - 100.0%	$1,564,997,948

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco High Yield Equity Dividend Achievers™ ETF (PEY)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Banks - 5.0%
765,736	People’s United Financial, Inc.	$13,959,367
377,989	United Bankshares, Inc.	13,966,693
181,933	Westamerica Bancorporation	10,919,619

		38,845,679

	Beverages - 3.6%
304,032	Coca-Cola Co. (The)	14,177,012
124,645	PepsiCo, Inc.	14,334,175

		28,511,187

	Capital Markets - 2.0%
587,476	Invesco Ltd.(b)	15,855,977

	Containers & Packaging - 1.6%
226,503	Sonoco Products Co.	12,643,397

	Distributors - 1.5%
124,807	Genuine Parts Co.	12,144,969

	Diversified Telecommunication Services - 5.5%
710,378	AT&T, Inc.	22,710,785
387,152	Verizon Communications, Inc.	19,992,529

		42,703,314

	Electric Utilities - 11.7%
224,097	Duke Energy Corp.	18,290,797
222,599	Edison International	14,831,771
397,261	OGE Energy Corp.	14,396,739
800,876	PPL Corp.	23,041,203
435,002	Southern Co. (The)	21,141,097

		91,701,607

	Energy Equipment & Services - 1.9%
238,148	Helmerich & Payne, Inc.	14,610,380

	Food Products - 5.6%
256,850	Archer-Daniels-Midland Co.	12,395,581
618,418	Flowers Foods, Inc.	12,615,727
410,723	General Mills, Inc.	18,917,902

		43,929,210

	Gas Utilities - 3.3%
197,811	Northwest Natural Gas Co.	12,887,387
377,527	South Jersey Industries, Inc.	12,809,491

		25,696,878

	Health Care Providers & Services - 5.1%
186,532	CVS Health Corp.	12,098,466
1,456,399	Owens & Minor, Inc.	27,482,249

		39,580,715

	Hotels, Restaurants & Leisure - 1.4%
73,250	Cracker Barrel Old Country Store, Inc.(c)	10,730,759

	Household Durables - 1.8%
316,395	Leggett & Platt, Inc.	13,785,330

	Household Products - 4.1%
144,075	Kimberly-Clark Corp.	16,404,379
195,019	Procter & Gamble Co. (The)	15,773,137

		32,177,516

	Insurance - 7.3%
178,576	Axis Capital Holdings Ltd.	$10,100,259
95,225	Erie Indemnity Co., Class A	11,830,754
421,317	Mercury General Corp.	21,668,333
651,353	Old Republic International Corp.	13,880,332

		57,479,678

	IT Services - 2.1%
113,922	International Business Machines Corp.	16,510,715

	Media - 2.1%
314,883	Meredith Corp.	16,736,031

	Metals & Mining - 2.2%
252,350	Compass Minerals International, Inc.	17,121,948

	Multi-line Retail - 1.8%
174,939	Target Corp.	14,114,079

	Multi-Utilities - 11.7%
207,184	Black Hills Corp.	12,424,825
598,295	CenterPoint Energy, Inc.	17,039,442
178,872	Consolidated Edison, Inc.	14,118,367
290,606	Dominion Energy, Inc.	20,839,356
378,242	MDU Resources Group, Inc.	10,969,018
268,316	NorthWestern Corp.	15,919,188

		91,310,196

	Oil, Gas & Consumable Fuels - 7.5%
106,725	Chevron Corp.	13,476,165
177,733	Exxon Mobil Corp.	14,487,017
162,285	Occidental Petroleum Corp.	13,620,580
246,445	ONEOK, Inc.	17,359,586

		58,943,348

	Semiconductors & Semiconductor Equipment - 2.1%
258,507	QUALCOMM, Inc.	16,567,714

	Specialty Retail - 1.5%
195,588	Williams-Sonoma, Inc.(c)	11,439,942

	Tobacco - 7.7%
317,241	Altria Group, Inc.	18,615,702
186,708	Universal Corp.	12,901,523
1,537,314	Vector Group Ltd.(c)	28,363,443

		59,880,668

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $765,966,891) - 100.1%	783,021,237

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.6%
28,632,585	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $28,632,585)	28,632,585

	Total Investments in Securities (Cost $794,599,476) - 103.7%	811,653,822
	Other assets less liabilities - (3.7)%	(29,153,260)

	Net Assets - 100.0%	$782,500,562

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$12,024,665	$5,293,652	$(566,178)	$(864,347)	$(31,815)	$15,855,977	$123,964

(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco International Dividend Achievers™ ETF (PID)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Argentina - 0.4%
82,234	Grupo Financiero Galicia SA, Class B ADR	$2,929,997

	Brazil - 1.7%
1,229,684	Ultrapar Participacoes SA ADR(a)	13,501,930

	Canada - 42.8%
1,992,867	Algonquin Power & Utilities Corp.	19,569,954
197,215	Bank of Montreal	15,635,205
277,352	Bank of Nova Scotia (The)	16,433,106
532,165	BCE, Inc.	22,579,761
148,559	Brookfield Asset Management, Inc., Class A	6,263,247
506,905	Brookfield Infrastructure Partners LP(a)	20,752,691
251,310	CAE, Inc.	5,239,814
217,032	Canadian Imperial Bank of Commerce(a)	19,799,829
76,845	Canadian National Railway Co.	6,850,732
307,794	Canadian Natural Resources Ltd.	11,277,572
850,209	Enbridge, Inc.	30,122,905
526,142	Fortis, Inc.	17,241,673
75,154	Franco-Nevada Corp.	5,505,031
199,636	Gildan Activewear, Inc., Class A	5,120,663
198,843	Imperial Oil Ltd.	6,792,477
119,829	Magna International, Inc.	7,283,207
107,512	Methanex Corp.	7,429,079
564,235	Pembina Pipeline Corp.	20,239,109
238,015	Ritchie Bros. Auctioneers, Inc.	7,918,759
204,709	Royal Bank of Canada	15,961,161
262,122	Suncor Energy, Inc.	11,045,821
510,443	TELUS Corp.(a)	18,626,065
372,283	Thomson Reuters Corp.	15,412,516
232,620	Toronto-Dominion Bank (The)	13,766,452
467,360	TransCanada Corp.	21,007,832

		347,874,661

	Colombia - 1.4%
247,235	Bancolombia SA ADR	11,350,559

	France - 2.6%
497,035	Sanofi ADR	21,551,438

	Germany - 1.4%
101,174	Fresenius Medical Care AG & Co. KGaA ADR	4,919,080
52,884	SAP SE ADR	6,136,659

		11,055,739

	India - 1.3%
18,456	HDFC Bank Ltd. ADR	1,907,243
246,389	Infosys Ltd. ADR	4,972,130
221,603	Larsen & Toubro Ltd. GDR(b)	4,175,001

		11,054,374

	Mexico - 4.0%
552,208	America Movil SAB de CV, Class L ADR	9,448,279

242,174	Grupo Aeroportuario del Pacifico SAB de CV ADR	$22,897,552

		32,345,831

	Netherlands - 0.5%
17,760	ASML Holding NV	3,800,640

	Russia - 7.6%
318,945	LUKOIL PJSC ADR	22,893,872
48,684	Novatek PJSC GDR(b)	7,745,625
1,203,262	Novolipetsk Steel PJSC GDR(b)	31,116,355

		61,755,852

	South Korea - 0.9%
7,072	Samsung Electronics Co. Ltd. GDR(b)	7,270,016

	Switzerland - 4.0%
633,653	ABB Ltd. ADR	14,586,692
214,967	Novartis AG ADR	18,035,731

		32,622,423

	Taiwan - 4.1%
3,692,959	HON HAI Precision Industry Co. Ltd. GDR(b)	20,311,274
312,495	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,877,919

		33,189,193

	United Kingdom - 24.3%
314,285	British American Tobacco PLC ADR	17,216,532
2,256,207	BT Group PLC ADR(a)	34,655,339
64,747	Diageo PLC ADR	9,535,291
101,591	Intercontinental Hotels Group PLC ADR(a)	6,318,960
462,448	Micro Focus International PLC ADR(a)	7,491,658
401,674	National Grid PLC ADR(a)	21,722,530
296,720	Pentair PLC	13,248,548
219,475	Prudential PLC ADR	10,385,557
449,433	Relx NV ADR	9,811,122
426,719	Relx PLC ADR	9,366,482
230,017	Unilever NV	13,216,777
1,069,798	Vodafone Group PLC ADR	26,263,541
231,261	WPP PLC ADR(a)	18,116,987

		197,349,324

	United States - 2.9%
81,292	Amdocs Ltd.	5,493,714
30,766	Aon PLC	4,416,459
15,761	Shire PLC ADR	2,688,984
45,625	STERIS PLC	5,222,694
38,960	Willis Towers Watson PLC	6,211,003

		24,032,854

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $776,205,963) - 99.9%	811,684,831

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.1%
82,063,239	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $82,063,239)	82,063,239

	Total Investments in Securities (Cost $858,269,202) - 110.0%	893,748,070
	Other assets less liabilities - (10.0)%	(80,960,103)

	Net Assets - 100.0%	$812,787,967

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $70,618,271, which represented 8.69% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Biotechnology & Genome ETF (PBE)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 82.4%
283,197	Acorda Therapeutics, Inc.(b)	$7,065,765
104,379	Alexion Pharmaceuticals, Inc.(b)	13,878,232
68,707	Amgen, Inc.	13,504,361
682,630	Arrowhead Pharmaceuticals, Inc.(b)(c)	9,945,919
42,991	Biogen, Inc.(b)	14,374,901
257,204	CytomX Therapeutics, Inc.(b)	6,774,753
304,514	Dyax Corp.(b)(d)	338,010
131,779	Emergent BioSolutions, Inc.(b)	7,162,189
68,290	Enanta Pharmaceuticals, Inc.(b)	6,659,641
596,440	Exelixis, Inc.(b)	12,346,308
173,777	Genomic Health, Inc.(b)	9,328,349
181,061	Gilead Sciences, Inc.	14,091,978
363,252	Halozyme Therapeutics, Inc.(b)	6,574,861
147,453	Ionis Pharmaceuticals, Inc.(b)	6,440,747
305,790	MacroGenics, Inc.(b)	6,314,563
185,568	Myriad Genetics, Inc.(b)	8,118,600
1,802,511	OPKO Health, Inc.(b)(c)	10,130,112
222,236	PTC Therapeutics, Inc.(b)	8,460,524
141,299	REGENXBIO, Inc.(b)	9,933,320
155,000	Repligen Corp.(b)	7,491,150
74,111	Sarepta Therapeutics, Inc.(b)	8,614,663
103,400	Ultragenyx Pharmaceutical, Inc.(b)	8,179,974
63,681	United Therapeutics Corp.(b)	7,827,032
387,750	Vanda Pharmaceuticals, Inc.(b)	8,084,587
77,894	Vertex Pharmaceuticals, Inc.(b)	13,635,345
177,659	Xencor, Inc.(b)	6,612,468

		231,888,352

	Health Care Equipment - 3.0%
224,253	Cardiovascular Systems, Inc.(b)	8,505,916

	Life Sciences Tools & Services - 12.0%
44,031	Bio-Techne Corp.	7,073,140
45,150	Illumina, Inc.(b)	14,644,854
337,032	QIAGEN NV(b)	12,173,596

		33,891,590

	Pharmaceuticals - 2.6%
171,845	Catalent, Inc.(b)	7,165,936

	Total Common Stocks (Cost $234,650,785)	281,451,794

	Money Market Fund - 0.1%
332,911	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $332,911)	332,911

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $234,983,696) - 100.1%	281,784,705

	Investments Purchased with Cash Collateral from Securities on Loan Money
	Market Fund - 5.3%
15,022,618	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $15,022,618)	15,022,618

Total Investments in Securities (Cost $250,006,314) - 105.4%	$296,807,323
Other assets less liabilities - (5.4)%	(15,253,938)

Net Assets - 100.0%	$281,553,385

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Building & Construction ETF (PKB)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 22.8%
174,436	A.O. Smith Corp.	$10,384,175
100,825	Armstrong World Industries, Inc.(b)	6,846,017
317,634	Builders FirstSource, Inc.(b)	5,695,178
212,125	Continental Building Products, Inc.(b)	6,766,787
159,228	Gibraltar Industries, Inc.(b)	6,918,457
301,252	PGT Innovations, Inc.(b)	7,230,048
97,754	Simpson Manufacturing Co., Inc.	7,132,132

		50,972,794

	Construction & Engineering - 10.8%
187,302	AECOM(b)	6,285,855
80,338	EMCOR Group, Inc.	6,182,009
172,207	Quanta Services, Inc.(b)	5,867,093
308,062	Tutor Perini Corp.(b)	5,699,147

		24,034,104

	Construction Machinery & Heavy Trucks - 5.6%
79,001	Oshkosh Corp.	5,944,825
146,946	Terex Corp.	6,483,258

		12,428,083

	Construction Materials - 13.8%
51,463	Martin Marietta Materials, Inc.	10,262,751
216,620	Summit Materials, Inc., Class A(b)	5,437,162
105,696	US Concrete, Inc.(b)(c)	5,337,648
87,865	Vulcan Materials Co.	9,840,880

		30,878,441

	Distributors - 2.9%
41,836	Pool Corp.	6,411,367

	Forest Products - 5.1%
131,696	Boise Cascade Co.	5,695,852
210,522	Louisiana-Pacific Corp.	5,667,252

		11,363,104

	Home Improvement Retail - 5.3%
60,057	Home Depot, Inc. (The)	11,862,459

	Homebuilding - 22.7%
34,295	Cavco Industries, Inc.(b)	7,285,973
268,874	D.R. Horton, Inc.	11,749,794
3,777	NVR, Inc.(b)	10,422,367
373,142	PulteGroup, Inc.	10,630,816
72,594	TopBuild Corp.(b)	5,392,282
357,878	TRI Pointe Group, Inc.(b)	5,071,131

		50,552,363

	Office Services & Supplies - 2.7%
270,060	Interface, Inc.	6,049,344

	Specialty Stores - 5.3%
151,453	Tractor Supply Co.	11,819,392

	Trading Companies & Distributors - 3.0%
308,062	BMC Stock Holdings, Inc.(b)	6,777,364

	Total Common Stocks (Cost $214,588,350)	223,148,815

	Money Market Fund - 0.1%
125,350	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $125,350)	125,350

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $214,713,700) - 100.1%	$223,274,165

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
4,340,355	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $4,340,355)	4,340,355

	Total Investments in Securities (Cost $219,054,055) - 102.0%	227,614,520
	Other assets less liabilities - (2.0)%	(4,570,082)

	Net Assets - 100.0%	$223,044,438

Notes to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Gas Utilities - 2.7%
60,729	National Fuel Gas Co.	$3,261,147

	Integrated Oil & Gas - 4.8%
68,171	Occidental Petroleum Corp.	5,721,592

	Oil & Gas Drilling - 2.9%
141,338	Unit Corp.(b)	3,519,316

	Oil & Gas Exploration & Production - 67.3%
169,278	Antero Resources Corp.(b)	3,476,970
685,262	Chesapeake Energy Corp.(b)(c)	3,234,437
32,835	Cimarex Energy Co.	3,237,531
196,592	CNX Resources Corp.(b)	3,200,518
83,510	ConocoPhillips	6,026,917
85,267	Continental Resources, Inc.(b)	5,446,003
740,606	Denbury Resources, Inc.(b)	3,340,133
137,111	Devon Energy Corp.	6,171,366
46,299	Energen Corp.(b)	3,434,460
47,637	EOG Resources, Inc.	6,142,315
61,340	EQT Corp.	3,047,371
202,592	Geopark Ltd. (Chile)(b)	4,181,499
947,699	Gran Tierra Energy, Inc. (Colombia)(b)	3,155,838
299,522	Gulfport Energy Corp.(b)	3,447,498
333,464	Laredo Petroleum, Inc.(b)	3,107,884
100,320	Murphy Oil Corp.	3,336,643
106,895	Newfield Exploration Co.(b)	3,070,024
246,289	Oasis Petroleum, Inc.(b)	3,009,652
206,208	Range Resources Corp.	3,181,789
700,662	Southwestern Energy Co.(b)	3,601,403
97,046	Talos Energy, Inc.(b)	3,604,288

		80,454,539

	Oil & Gas Refining & Marketing - 22.3%
58,678	Delek US Holdings, Inc.	3,128,711
41,270	HollyFrontier Corp.	3,077,917
72,255	Marathon Petroleum Corp.	5,840,372
68,401	PBF Energy, Inc., Class A	3,194,327
48,113	Phillips 66	5,934,257
46,901	Valero Energy Corp.	5,550,733

		26,726,317

	Total Common Stocks (Cost $106,282,917)	119,682,911

	Money Market Fund - 0.1%
60,842	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $60,842)	60,842

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $106,343,759) - 100.1%	119,743,753

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.4%
552,500	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $552,500)	$552,500

	Total Investments in Securities (Cost $106,896,259) - 100.5%	120,296,253
	Other assets less liabilities - (0.5)%	(648,598)

	Net Assets - 100.0%	$119,647,655

Notes to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Food & Beverage ETF (PBJ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 3.0%
45,414	Archer-Daniels-Midland Co.	$2,191,679

	Brewers - 3.1%
8,425	Boston Beer Co., Inc. (The), Class A(b)	2,316,454

	Distillers & Vintners - 12.0%
63,721	Brown-Forman Corp., Class B	3,391,232
17,196	Constellation Brands, Inc., Class A	3,615,115
23,117	MGP Ingredients, Inc.	1,897,212

		8,903,559

	Food Distributors - 12.5%
58,227	Performance Food Group Co.(b)	2,087,438
57,762	Sysco Corp.	3,882,184
44,134	United Natural Foods, Inc.(b)	1,421,115
56,971	US Foods Holding Corp.(b)	1,926,189

		9,316,926

	Food Retail - 8.6%
82,859	Kroger Co. (The)	2,402,911
93,221	Sprouts Farmers Market, Inc.(b)	2,003,319
38,535	Weis Markets, Inc.	1,970,295

		6,376,525

	Packaged Foods & Meats - 53.1%
23,138	Calavo Growers, Inc.	2,140,265
43,298	Cal-Maine Foods, Inc.(b)	1,948,410
54,911	Conagra Brands, Inc.	2,015,783
101,346	Flowers Foods, Inc.	2,067,458
88,409	General Mills, Inc.	4,072,119
57,454	Hormel Foods Corp.	2,066,620
18,527	JM Smucker Co. (The)	2,058,720
65,385	Kraft Heinz Co. (The)	3,939,446
31,212	Lamb Weston Holdings, Inc.	2,193,267
94,309	Mondelez International, Inc., Class A	4,091,125
114,007	Nomad Foods Ltd. (United Kingdom)(b)	2,166,133
96,629	Pilgrim’s Pride Corp.(b)	1,721,929
31,907	Pinnacle Foods, Inc.	2,119,263
19,195	Sanderson Farms, Inc.	1,935,432
505	Seaboard Corp.	1,837,190
53,774	Tyson Foods, Inc., Class A	3,100,071

		39,473,231

	Restaurants - 7.7%
34,840	Shake Shack, Inc., Class A(b)	2,171,577
44,697	Yum! Brands, Inc.	3,544,025

		5,715,602

	Total Common Stocks (Cost $71,806,673)	74,293,976

	Money Market Fund - 0.1%
108,398	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $108,398)	108,398

	Total Investments in Securities (Cost $71,915,071) - 100.1%	74,402,374
	Other assets less liabilities - (0.1)%	(42,372)

	Net Assets - 100.0%	$74,360,002

Notes to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 16.2%
44,843	Copa Holdings SA, Class A (Panama)	$4,365,018
170,719	Delta Air Lines, Inc.	9,290,528
130,056	Hawaiian Holdings, Inc.	5,215,245
266,075	JetBlue Airways Corp.(b)	4,789,350
88,481	SkyWest, Inc.	5,300,012

		28,960,153

	Broadcasting - 2.9%
86,708	AMC Networks, Inc., Class A(b)	5,227,625

	Casinos & Gaming - 20.4%
138,486	Boyd Gaming Corp.	5,172,452
16,425	Churchill Downs, Inc.	4,696,729
117,111	Las Vegas Sands Corp.	8,420,281
148,046	Pinnacle Entertainment, Inc.(b)	4,921,049
148,654	Red Rock Resorts, Inc., Class A	5,253,432
47,960	Wynn Resorts Ltd.	7,998,769

		36,462,712

	Food Distributors - 5.6%
144,945	Performance Food Group Co.(b)	5,196,278
141,823	US Foods Holding Corp.(b)	4,795,036

		9,991,314

	Hotels, Resorts & Cruise Lines - 16.1%
248,347	Bluegreen Vacations Corp.	6,385,002
113,230	Hilton Worldwide Holdings, Inc.	8,906,672
62,566	Hyatt Hotels Corp., Class A	4,894,538
67,356	Marriott International, Inc., Class A	8,610,791

		28,797,003

	Internet & Direct Marketing Retail - 5.1%
4,460	Booking Holdings, Inc.(b)	9,048,091

	Internet Software & Services - 3.4%
49,152	GrubHub, Inc.(b)	5,991,137

	Movies & Entertainment - 7.2%
19,080	Madison Square Garden Co. (The), Class A(b)	5,956,394
86,186	World Wrestling Entertainment, Inc., Class A	6,818,175

		12,774,569

	Restaurants - 23.1%
95,397	BJ’s Restaurants, Inc.	6,033,860
115,684	Brinker International, Inc.	5,456,814
341,613	Denny’s Corp.(b)	4,970,469
20,078	Domino’s Pizza, Inc.	5,273,688
86,727	Shake Shack, Inc., Class A(b)	5,405,694
83,296	Texas Roadhouse, Inc.	5,234,321
111,269	Yum! Brands, Inc.	8,822,519

		41,197,365

	Total Common Stocks (Cost $171,229,250)	178,449,969

	Money Market Fund - 0.0%
48,728	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $48,728)	48,728

	Total Investments in Securities (Cost $171,277,978) - 100.0%	178,498,697
	Other assets less liabilities - (0.0)%	(88,303)

	Net Assets - 100.0%	$178,410,394

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Media ETF (PBS)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Advertising - 8.0%
77,612	Emerald Expositions Events, Inc.	$1,497,911
70,032	Interpublic Group of Cos., Inc. (The)	1,579,222
22,483	Omnicom Group, Inc.	1,547,505

		4,624,638

	Broadcasting - 5.5%
27,736	AMC Networks, Inc., Class A(b)	1,672,204
44,866	Tribune Media Co., Class A	1,518,714

		3,190,918

	Cable & Satellite - 8.5%
82,469	MSG Networks, Inc., Class A(b)	1,942,145
429,324	Sirius XM Holdings, Inc.	3,013,854

		4,955,999

	Internet & Direct Marketing Retail - 7.7%
347,007	Groupon, Inc., Class A(b)	1,623,993
8,506	Netflix, Inc.(b)	2,870,349

		4,494,342

	Internet Software & Services - 27.2%
2,737	Alphabet, Inc., Class A(b)	3,358,901
51,791	Cargurus, Inc., Class A(b)	2,245,140
15,979	Facebook, Inc., Class A(b)	2,757,656
10,657	IAC/InterActiveCorp.(b)	1,569,243
39,265	Match Group, Inc.(b)	1,418,252
35,399	Shutterstock, Inc.(b)	1,630,832
88,630	Twitter, Inc.(b)	2,824,638

		15,804,662

	Movies & Entertainment - 21.1%
69,402	Lions Gate Entertainment Corp., Class A	1,655,238
76,317	Twenty-First Century Fox, Inc., Class A	3,434,265
59,401	Viacom, Inc., Class B	1,725,599
29,094	Walt Disney Co. (The)	3,303,915
27,569	World Wrestling Entertainment, Inc., Class A	2,180,983

		12,300,000

	Publishing - 16.6%
145,993	Gannett Co., Inc.	1,543,146
23,988	John Wiley & Sons, Inc., Class A	1,514,842
95,718	New Media Investment Group, Inc.	1,721,967
70,456	New York Times Co. (The), Class A	1,747,309
104,414	News Corp., Class A	1,573,519
36,881	Scholastic Corp.	1,540,150

		9,640,933

	Research & Consulting Services - 3.0%
4,241	CoStar Group, Inc.(b)	1,763,620

	Thrifts & Mortgage Finance - 2.5%
6,150	LendingTree, Inc.(b)	1,468,620

	Total Common Stocks (Cost $55,836,372)	58,243,732

	Money Market Fund - 0.1%
61,667	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $61,667)	61,667

	Total Investments in Securities (Cost $55,898,039) - 100.2%	58,305,399
	Other assets less liabilities - (0.2)%	(108,309)

	Net Assets - 100.0%	$58,197,090

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Networking ETF (PXQ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 2.8%
16,685	Citrix Systems, Inc.(b)	$1,834,849

	Consumer Electronics - 2.8%
29,374	Garmin Ltd.	1,834,406

	Electronic Components - 5.3%
37,126	Amphenol Corp., Class A	3,471,652

	Electronic Equipment & Instruments - 2.3%
48,886	nLight, Inc.(b)	1,492,490

	Internet Software & Services - 7.7%
42,182	Mimecast Ltd.(b)	1,514,756
18,490	New Relic, Inc.(b)	1,806,473
35,082	Okta, Inc., Class A(b)	1,741,821

		5,063,050

	Semiconductor Equipment - 2.2%
88,457	Xperi Corp.	1,472,809

	Semiconductors - 5.3%
55,173	QUALCOMM, Inc.	3,536,038

	Systems Software - 27.2%
49,985	CA, Inc.	2,209,837
29,516	CyberArk Software Ltd. (Israel)(b)	1,791,916
105,644	FireEye, Inc.(b)	1,640,651
58,314	ForeScout Technologies, Inc.(b)	1,980,343
29,321	Fortinet, Inc.(b)	1,844,584
23,675	Qualys, Inc.(b)	2,062,093
58,143	Rapid7, Inc.(b)	1,616,957
23,211	Varonis Systems, Inc.(b)	1,387,438
23,833	VMware, Inc., Class A(b)	3,446,013

		17,979,832

	Technology Hardware, Storage & Peripherals - 5.0%
17,325	Apple, Inc.	3,296,774

	Telecommunications Equipment - 39.4%
12,904	Arista Networks, Inc.(b)	3,299,940
71,722	Ciena Corp.(b)	1,821,739
74,815	Cisco Systems, Inc.	3,163,926
10,253	F5 Networks, Inc.(b)	1,757,159
22,449	InterDigital, Inc.	1,850,920
29,403	Motorola Solutions, Inc.	3,566,584
29,584	NETGEAR, Inc.(b)	1,948,107
15,585	Palo Alto Networks, Inc.(b)	3,089,882
24,460	Plantronics, Inc.	1,679,424
76,015	Radware Ltd. (Israel)(b)	2,008,316
21,950	Ubiquiti Networks, Inc.(b)(c)	1,812,631

		25,998,628

	Total Common Stocks (Cost $59,517,145)	65,980,528

	Money Market Fund - 0.2%
103,537	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $103,537)	103,537

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $59,620,682) - 100.2%	$66,084,065

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
1,678,325	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $1,678,325)	1,678,325

	Total Investments in Securities (Cost $61,299,007) - 102.7%	67,762,390
	Other assets less liabilities - (2.7)%	(1,769,062)

	Net Assets - 100.0%	$65,993,328

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Oil & Gas Drilling - 23.7%
51,607	Diamond Offshore Drilling, Inc.(b)(c)	$990,854
145,609	Ensco PLC, Class A	1,081,875
25,688	Helmerich & Payne, Inc.	1,575,959
172,572	Noble Corp. PLC(c)	1,007,820
37,389	Ocean Rig UDW, Inc. (Cyprus)(c)	1,048,388
60,853	Rowan Cos. PLC, Class A(c)	881,151
137,356	Transocean Ltd.(c)	1,767,772

		8,353,819

	Oil & Gas Equipment & Services - 73.6%
21,488	Apergy Corp.(c)	881,008
84,720	Archrock, Inc.	1,156,428
50,294	Baker Hughes a GE Co.	1,739,166
14,247	Core Laboratories NV(b)	1,597,374
21,224	Dril-Quip, Inc.(c)	1,094,097
34,697	Exterran Corp.(c)	961,801
67,716	Forum Energy Technologies, Inc.(c)	890,465
133,859	Frank’s International NV	1,128,431
46,309	FTS International, Inc.(c)	555,708
126,258	Helix Energy Solutions Group, Inc.(c)	1,263,843
61,735	Keane Group, Inc.(c)	871,081
28,899	Mammoth Energy Services, Inc.(c)	1,075,621
44,681	McDermott International, Inc.(c)	804,705
42,399	National Oilwell Varco, Inc.	2,061,439
92,309	Newpark Resources, Inc.(c)	1,020,014
40,857	Oceaneering International, Inc.	1,117,848
27,069	Oil States International, Inc.(c)	944,708
51,524	ProPetro Holding Corp.(c)	847,055
99,329	RPC, Inc.(b)	1,470,069
25,186	Schlumberger Ltd.	1,700,559
56,306	TechnipFMC PLC (United Kingdom)	1,832,760
54,421	USA Compression Partners LP(b)	886,518

		25,900,698

	Oil & Gas Storage & Transportation - 2.6%
354,525	Teekay Offshore Partners LP	900,494

	Total Common Stocks & Other Equity Interests (Cost $33,706,489)	35,155,011

	Money Market Fund - 0.3%
88,785	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $88,785)	88,785

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $33,795,274) - 100.2%	35,243,796

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.7%
3,767,225	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $3,767,225)	3,767,225

Total Investments in Securities (Cost $37,562,499) - 110.9%	$39,011,021
Other assets less liabilities - (10.9)%	(3,835,724)

Net Assets - 100.0%	$35,175,297

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Pharmaceuticals ETF (PJP)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 39.5%
248,069	AbbVie, Inc.	$22,879,404
592,607	Acorda Therapeutics, Inc.(b)	14,785,545
119,139	Alexion Pharmaceuticals, Inc.(b)	15,840,721
143,773	Amgen, Inc.	28,258,583
49,068	Biogen, Inc.(b)	16,406,867
207,368	Eagle Pharmaceuticals, Inc.(b)(c)	16,433,914
275,754	Emergent BioSolutions, Inc.(b)	14,987,230
142,873	Enanta Pharmaceuticals, Inc.(b)	13,932,975
378,880	Gilead Sciences, Inc.	29,488,230
73,678	Ligand Pharmaceuticals, Inc.(b)	16,086,118
133,257	United Therapeutics Corp.(b)	16,378,618
811,389	Vanda Pharmaceuticals, Inc.(b)	16,917,461

		222,395,666

	Health Care Equipment - 4.8%
409,308	Abbott Laboratories	26,826,046

	Pharmaceuticals - 55.7%
90,823	Allergan PLC	16,719,606
628,078	Bausch Health Cos., Inc.(b)	13,654,416
264,866	Bristol-Myers Squibb Co.	15,560,877
750,718	Corcept Therapeutics, Inc.(b)	9,856,927
309,342	Eli Lilly & Co.	30,566,083
2,229,374	Endo International PLC(b)	27,733,413
899,219	Horizon Pharma PLC(b)	15,853,231
986,280	Innoviva, Inc.(b)	13,955,862
85,314	Jazz Pharmaceuticals PLC(b)	14,766,147
209,292	Johnson & Johnson	27,735,376
432,706	Merck & Co., Inc.	28,502,344
354,839	Mylan NV(b)	13,239,043
185,805	Perrigo Co. PLC	14,961,019
712,893	Pfizer, Inc.	28,465,817
411,678	Prestige Brands Holdings, Inc.(b)	14,709,255
250,780	Supernus Pharmaceuticals, Inc.(b)	13,278,801
121,210	Taro Pharmaceutical Industries Ltd.(b)	13,607,035

		313,165,252

	Total Common Stocks (Cost $474,069,196)	562,386,964

	Money Market Fund - 0.0%
102,549	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $102,549)	102,549

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $474,171,745) - 100.0%	562,489,513

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
443,716	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $443,716)	443,716

	Total Investments in Securities (Cost $474,615,461) - 100.1%	562,933,229
	Other assets less liabilities - (0.1)%	(491,220)

	Net Assets - 100.0%	$562,442,009

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Retail ETF (PMR)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 19.8%
11,745	Abercrombie & Fitch Co., Class A	$278,239
13,346	American Eagle Outfitters, Inc.	336,052
11,827	Buckle, Inc. (The)	284,439
2,239	Burlington Stores, Inc.(b)	342,142
6,730	Ross Stores, Inc.	588,404
8,843	Tailored Brands, Inc.	178,275
7,219	Urban Outfitters, Inc.(b)	320,524

		2,328,075

	Apparel, Accessories & Luxury Goods - 2.9%
2,862	Lululemon Athletica, Inc.(b)	343,297

	Computer & Electronics Retail - 5.0%
7,875	Best Buy Co., Inc.	590,861

	Department Stores - 11.4%
3,886	Dillard’s, Inc., Class A(c)	311,929
4,721	Kohl’s Corp.	348,740
8,950	Macy’s, Inc.	355,584
6,249	Nordstrom, Inc.	327,510

		1,343,763

	Diversified Support Services - 2.8%
5,778	Copart, Inc.(b)	331,599

	Food Retail - 10.7%
22,734	Kroger Co. (The)	659,286
13,951	Sprouts Farmers Market, Inc.(b)	299,807
5,767	Weis Markets, Inc.	294,867

		1,253,960

	Forest Products - 2.4%
6,543	Boise Cascade Co.	282,985

	General Merchandise Stores - 7.4%
5,762	Dollar General Corp.	565,540
4,351	Ollie’s Bargain Outlet Holdings, Inc.(b)	302,395

		867,935

	Home Improvement Retail - 5.0%
2,983	Home Depot, Inc. (The)	589,202

	Homefurnishing Retail - 8.8%
7,435	Aaron’s, Inc.	322,010
8,533	At Home Group, Inc.(b)	309,492
2,976	RH(b)(c)	404,319

		1,035,821

	Hypermarkets & Super Centers - 12.8%
2,807	Costco Wholesale Corp.	613,919
3,579	PriceSmart, Inc.	292,583
6,739	Walmart, Inc.	601,321

		1,507,823

	Internet & Direct Marketing Retail - 5.3%
348	Amazon.com, Inc.(b)	618,549

	Internet Software & Services - 3.6%
10,324	Etsy, Inc.(b)	421,839

	Trucking - 2.1%
7,079	Avis Budget Group, Inc.(b)	246,703

	Total Common Stocks (Cost $10,225,473)	11,762,412

	Money Market Fund - 0.6%
75,874	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $75,874)	$75,874

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $10,301,347) - 100.6%	11,838,286

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.2%
729,406	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $729,406)	729,406

	Total Investments in Securities (Cost $11,030,753) - 106.8%	12,567,692
	Other assets less liabilities - (6.8)%	(804,257)

	Net Assets - 100.0%	$11,763,435

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Semiconductors ETF (PSI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components - 3.2%
397,824	Vishay Intertechnology, Inc.	$9,945,600

	Semiconductor Equipment - 36.6%
128,094	Advanced Energy Industries, Inc.(b)	7,844,476
967,324	Amkor Technology, Inc.(b)	8,396,372
305,992	Applied Materials, Inc.	14,880,391
271,683	Brooks Automation, Inc.	8,308,066
242,799	Entegris, Inc.	8,534,385
74,635	KLA-Tencor Corp.	8,763,642
382,392	Kulicke & Soffa Industries, Inc. (Singapore)	10,079,853
76,012	Lam Research Corp.	14,490,928
74,657	MKS Instruments, Inc.	7,040,155
222,641	Nanometrics, Inc.(b)	8,384,660
262,749	Rudolph Technologies, Inc.(b)	7,514,621
219,979	Teradyne, Inc.	9,514,092

		113,751,641

	Semiconductors - 60.2%
631,896	Advanced Micro Devices, Inc.(b)	11,582,654
516,060	Cypress Semiconductor Corp.	9,191,029
252,566	Diodes, Inc.(b)	9,385,353
283,748	Intel Corp.	13,648,279
386,051	Marvell Technology Group Ltd.	8,226,747
144,038	Maxim Integrated Products, Inc.	8,806,483
163,783	Microchip Technology, Inc.	15,302,246
252,647	Micron Technology, Inc.(b)	13,337,235
64,890	Monolithic Power Systems, Inc.	8,609,605
62,722	NVIDIA Corp.	15,358,109
338,676	ON Semiconductor Corp.(b)	7,467,806
115,679	Power Integrations, Inc.	8,271,048
262,947	QUALCOMM, Inc.	16,852,273
193,026	Semtech Corp.(b)	9,159,084
81,357	Silicon Laboratories, Inc.(b)	7,749,254
140,276	Texas Instruments, Inc.	15,615,524
123,276	Xilinx, Inc.	8,884,501

		187,447,230

	Total Common Stocks (Cost $269,984,939)	311,144,471

	Money Market Fund - 0.1%
238,026	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $238,026)	238,026

	Total Investments in Securities (Cost $270,222,965) - 100.1%	311,382,497
	Other assets less liabilities - (0.1)%	(208,688)

	Net Assets - 100.0%	$311,173,809

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Software ETF (PSJ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Application Software - 47.6%
45,450	Adobe Systems, Inc.(b)	$11,120,706
64,376	Aspen Technology, Inc.(b)	6,166,577
271,093	Avaya Holdings Corp.(b)	5,579,094
128,364	Bottomline Technologies (DE), Inc.(b)	6,918,820
104,565	Citrix Systems, Inc.(b)	11,499,013
33,566	Fair Isaac Corp.(b)	6,762,206
52,235	HubSpot, Inc.(b)	6,482,364
56,337	Intuit, Inc.	11,506,269
58,983	Paycom Software, Inc.(b)	6,266,944
70,804	PTC, Inc.(b)	6,507,596
103,803	RealPage, Inc.(b)	5,719,545
82,132	RingCentral, Inc., Class A(b)	6,057,235
86,553	salesforce.com, Inc.(b)	11,870,744
107,784	Zendesk, Inc.(b)	5,870,994

		108,328,107

	Cable & Satellite - 5.5%
157,988	Liberty Broadband Corp., Class A(b)	12,534,768

	Data Processing & Outsourced Services - 2.9%
49,762	Jack Henry & Associates, Inc.	6,702,941

	Health Care Technology - 5.4%
481,222	Allscripts Healthcare Solutions, Inc.(b)	5,890,157
592,961	Inovalon Holdings, Inc., Class A(b)	6,315,035

		12,205,192

	Internet Software & Services - 13.8%
68,444	2U, Inc.(b)	5,178,473
110,207	AppFolio, Inc., Class A(b)	7,956,945
191,673	Apptio, Inc., Class A(b)	6,434,463
161,430	Blucora, Inc.(b)	5,609,693
63,203	New Relic, Inc.(b)	6,174,933

		31,354,507

	IT Consulting & Other Services - 2.6%
156,646	Teradata Corp.(b)	5,997,975

	Systems Software - 19.5%
113,342	Microsoft Corp.	12,023,319
80,933	Qualys, Inc.(b)	7,049,264
67,495	Red Hat, Inc.(b)	9,532,319
63,484	ServiceNow, Inc.(b)	11,170,645
79,347	Varonis Systems, Inc.(b)	4,742,967

		44,518,514

	Telecommunications Equipment - 2.8%
76,743	InterDigital, Inc.	6,327,460

	Total Common Stocks (Cost $204,883,857)	227,969,464

	Money Market Fund - 0.0%
29,234	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $29,234)	29,234

	Total Investments in Securities (Cost $204,913,091) - 100.1%	227,998,698
	Other assets less liabilities - (0.1)%	(212,679)

	Net Assets - 100.0%	$227,786,019

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Basic Materials Momentum ETF (PYZ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Aluminum - 3.1%
39,990	Alcoa Corp.(b)	$1,730,368
12,744	Kaiser Aluminum Corp.	1,422,485

		3,152,853

	Commodity Chemicals - 10.1%
29,869	AdvanSix, Inc.(b)	1,208,798
32,896	LyondellBasell Industries NV, Class A	3,644,548
86,368	Olin Corp.	2,548,720
27,548	Westlake Chemical Corp.	2,953,697

		10,355,763

	Copper - 2.3%
141,058	Freeport-McMoRan, Inc.	2,327,457

	Diversified Chemicals - 7.3%
86,849	Chemours Co. (The)	3,978,553
33,843	Eastman Chemical Co.	3,506,811

		7,485,364

	Fertilizers & Agricultural Chemicals - 6.4%
60,575	CF Industries Holdings, Inc.	2,690,742
43,433	FMC Corp.	3,903,758

		6,594,500

	Forest Products - 2.0%
78,572	Louisiana-Pacific Corp.	2,115,158

	Gold - 3.0%
46,514	Newmont Mining Corp.	1,706,134
15,841	Royal Gold, Inc.	1,340,307

		3,046,441

	Industrial Gases - 3.7%
23,548	Air Products & Chemicals, Inc.	3,865,875

	Paper Packaging - 7.3%
33,292	Avery Dennison Corp.	3,817,927
68,766	International Paper Co.	3,694,797

		7,512,724

	Paper Products - 1.3%
15,234	Neenah, Inc.	1,337,545

	Specialized REITs - 1.6%
47,522	Weyerhaeuser Co. REIT	1,624,302

	Specialty Chemicals - 36.4%
18,684	Albemarle Corp.	1,760,033
50,144	Ashland Global Holdings, Inc.	4,117,324
25,864	Celanese Corp., Series A	3,054,797
13,164	Ecolab, Inc.	1,852,175
61,266	Ferro Corp.(b)	1,379,710
27,005	Ingevity Corp.(b)	2,691,588
21,776	Innospec, Inc.	1,762,767
16,052	International Flavors & Fragrances, Inc.	2,131,064
21,495	KMG Chemicals, Inc.	1,543,341
30,689	Kraton Corp.(b)	1,475,834
14,381	Minerals Technologies, Inc.	1,087,204
5,801	NewMarket Corp.	2,375,161
134,586	Platform Specialty Products Corp.(b)	1,663,483
41,128	PolyOne Corp.	1,844,591
20,740	PPG Industries, Inc.	2,295,088
10,559	Quaker Chemical Corp.	1,874,645
28,163	RPM International, Inc.	1,812,852

20,250	Sensient Technologies Corp.	$1,404,540
14,245	Stepan Co.	1,247,577

		37,373,774

	Steel - 15.4%
72,459	Allegheny Technologies, Inc.(b)	2,014,360
28,736	Carpenter Technology Corp.	1,573,871
275,546	Cleveland-Cliffs, Inc.(b)	2,973,141
39,480	Schnitzer Steel Industries, Inc., Class A	1,300,866
78,182	Steel Dynamics, Inc.	3,681,591
77,126	United States Steel Corp.	2,809,700
30,693	Worthington Industries, Inc.	1,437,046

		15,790,575

	Total Common Stocks & Other Equity Interests (Cost $90,374,058)	102,582,331

	Money Market Fund - 0.2%
180,474	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $180,474)	180,474

	Total Investments in Securities (Cost $90,554,532) - 100.1%	102,762,805
	Other assets less liabilities - (0.1)%	(121,921)

	Net Assets - 100.0%	$102,640,884

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Airlines - 1.4%
15,896	SkyWest, Inc.	$952,170

	Apparel Retail - 11.0%
49,472	Boot Barn Holdings, Inc.(b)	1,157,150
12,875	Burlington Stores, Inc.(b)	1,967,429
25,828	Cato Corp. (The), Class A	643,117
43,479	Ross Stores, Inc.	3,801,369

		7,569,065

	Apparel, Accessories & Luxury Goods - 5.9%
45,472	Fossil Group, Inc.(b)	1,191,366
31,228	VF Corp.	2,875,162

		4,066,528

	Auto Parts & Equipment - 2.9%
7,105	Lear Corp.	1,279,824
20,655	Stoneridge, Inc.(b)	702,270

		1,982,094

	Automotive Retail - 7.2%
25,155	Carvana Co., Class A(b)(c)	1,081,665
12,651	O’Reilly Automotive, Inc.(b)	3,871,206

		4,952,871

	Cable & Satellite - 3.3%
324,729	Sirius XM Holdings, Inc.(c)	2,279,598

	Casinos & Gaming - 8.9%
24,749	Boyd Gaming Corp.	924,375
3,196	Churchill Downs, Inc.	913,896
36,303	Eldorado Resorts, Inc.(b)	1,555,583
28,271	Scientific Games Corp., Class A(b)	1,358,422
8,102	Wynn Resorts Ltd.	1,351,252

		6,103,528

	Computer & Electronics Retail - 4.2%
23,375	Best Buy Co., Inc.	1,753,826
32,775	Conn’s, Inc.(b)(c)	1,111,073

		2,864,899

	Footwear - 5.5%
50,570	Crocs, Inc.(b)	915,823
37,279	NIKE, Inc., Class B	2,867,128

		3,782,951

	General Merchandise Stores - 2.6%
25,876	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,798,382

	Home Entertainment Software - 5.8%
23,253	Activision Blizzard, Inc.	1,707,235
17,774	Electronic Arts, Inc.(b)	2,288,403

		3,995,638

	Homefurnishing Retail - 3.3%
16,704	RH(b)(c)	2,269,405

	Home Improvement Retail - 2.3%
7,820	Home Depot, Inc. (The)	1,544,606

	Internet & Direct Marketing Retail - 10.2%
2,252	Amazon.com, Inc.(b)	4,002,795
4,702	Netflix, Inc.(b)	1,586,690
13,074	Wayfair, Inc., Class A(b)	1,422,712

		7,012,197

	Internet Software & Services - 5.4%
52,745	Etsy, Inc.(b)	2,155,161

18,305	Trade Desk, Inc. (The), Class A(b)	$1,543,477

		3,698,638

	Leisure Facilities - 6.0%
20,080	Planet Fitness, Inc., Class A(b)	954,202
22,478	Six Flags Entertainment Corp.	1,459,946
6,251	Vail Resorts, Inc.	1,730,714

		4,144,862

	Leisure Products - 0.9%
15,423	Malibu Boats, Inc., Class A(b)	579,751

	Movies & Entertainment - 3.9%
34,025	World Wrestling Entertainment, Inc., Class A	2,691,718

	Restaurants - 5.8%
11,926	Domino’s Pizza, Inc.	3,132,483
28,845	Ruth’s Hospitality Group, Inc.	835,063

		3,967,546

	Specialty Stores - 2.2%
15,730	Five Below, Inc.(b)	1,528,327

	Trading Companies & Distributors - 1.4%
10,376	Siteone Landscape Supply, Inc.(b)	925,124

	Total Common Stocks (Cost $65,897,614)	68,709,898

	Money Market Fund - 0.1%
49,822	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $49,822)	49,822

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $65,947,436) - 100.2%	68,759,720

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.7%
3,900,100	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $3,900,100)	3,900,100

	Total Investments in Securities (Cost $69,847,536) - 105.9%	72,659,820
	Other assets less liabilities - (5.9)%	(4,028,543)

	Net Assets - 100.0%	$68,631,277

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Consumer Staples Momentum ETF (PSL)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 2.4%
101,835	Darling Ingredients, Inc.(b)	$2,045,865
28,895	Fresh Del Monte Produce, Inc.	1,048,889

		3,094,754

	Distillers & Vintners - 9.0%
53,691	Brown-Forman Corp., Class B	2,857,435
26,533	Constellation Brands, Inc., Class A	5,578,033
36,879	MGP Ingredients, Inc.	3,026,659

		11,462,127

	Education Services - 8.6%
50,067	Adtalem Global Education, Inc.(b)	2,731,155
20,204	Bright Horizons Family Solutions, Inc.(b)	2,161,626
110,007	Chegg, Inc.(b)	3,047,194
26,042	Grand Canyon Education, Inc.(b)	3,034,674

		10,974,649

	Environmental & Facilities Services - 2.9%
66,422	Rollins, Inc.	3,649,225

	Food Distributors - 5.0%
52,601	SpartanNash Co.	1,260,320
41,352	Sysco Corp.	2,779,268
67,324	US Foods Holding Corp.(b)	2,276,224

		6,315,812

	Health Care Services - 2.1%
8,578	Chemed Corp.	2,710,905

	Household Products - 8.0%
115,816	Church & Dwight Co., Inc.	6,474,114
30,765	Energizer Holdings, Inc.	1,959,115
11,063	WD-40 Co.	1,771,740

		10,204,969

	Industrial Machinery - 3.9%
29,659	Hillenbrand, Inc.	1,488,882
23,415	Stanley Black & Decker, Inc.	3,499,840

		4,988,722

	Internet & Direct Marketing Retail - 1.1%
86,047	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,432,683

	Packaged Foods & Meats - 23.9%
17,239	Calavo Growers, Inc.	1,594,608
33,806	Cal-Maine Foods, Inc.(b)	1,521,270
66,879	Conagra Brands, Inc.	2,455,128
92,523	Hormel Foods Corp.(c)	3,328,052
10,539	J & J Snack Foods Corp.	1,527,733
44,996	Lamb Weston Holdings, Inc.	3,161,869
11,327	Lancaster Colony Corp.	1,642,755
46,327	McCormick & Co., Inc.	5,445,276
49,788	Pinnacle Foods, Inc.	3,306,919
34,943	Post Holdings, Inc.(b)	3,024,666
58,673	Tyson Foods, Inc., Class A	3,382,498

		30,390,774

	Personal Products - 10.6%
31,222	Estee Lauder Cos., Inc. (The), Class A	4,213,097
75,550	Herbalife Nutrition Ltd.(b)	3,900,647
17,643	Medifast, Inc.	3,028,950
17,294	USANA Health Sciences, Inc.(b)	2,287,131

		13,429,825

	Soft Drinks - 2.5%
30,283	National Beverage Corp.(b)	$3,195,159

	Specialized Consumer Services - 10.3%
79,597	Service Corp. International	3,132,142
38,327	ServiceMaster Global Holdings, Inc.(b)	2,184,256
40,089	Sotheby’s(b)	2,129,127
62,283	Weight Watchers International, Inc.(b)	5,576,197

		13,021,722

	Tobacco - 6.5%
80,994	Altria Group, Inc.	4,752,728
20,659	Universal Corp.	1,427,537
110,052	Vector Group Ltd.	2,030,459

		8,210,724

	Trading Companies & Distributors - 3.2%
27,073	United Rentals, Inc.(b)	4,028,462

	Total Common Stocks (Cost $116,162,812)	127,110,512

	Money Market Fund - 0.1%
168,167	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $168,167)	168,167

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $116,330,979) - 100.1%	127,278,679

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
2,680,970	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $2,680,970)	2,680,970

	Total Investments in Securities (Cost $119,011,949) - 102.2%	129,959,649
	Other assets less liabilities - (2.2)%	(2,808,784)

	Net Assets - 100.0%	$127,150,865

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Energy Momentum ETF (PXI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal & Consumable Fuels - 2.1%
70,077	Peabody Energy Corp.	$2,977,572

	Integrated Oil & Gas - 3.1%
33,938	Chevron Corp.	4,285,351

	Oil & Gas Drilling - 2.5%
137,059	Unit Corp.(b)	3,412,769

	Oil & Gas Equipment & Services - 2.1%
77,169	Mammoth Energy Services, Inc.(b)(c)	2,872,230

	Oil & Gas Exploration & Production - 57.0%
117,610	California Resources Corp.(b)	4,282,180
148,800	Carrizo Oil & Gas, Inc.(b)	4,193,184
283,277	Comstock Resources, Inc.(b)	2,577,821
65,088	ConocoPhillips	4,697,401
75,492	Continental Resources, Inc.(b)	4,821,674
917,217	Denbury Resources, Inc.(b)	4,136,649
39,051	EOG Resources, Inc.	5,035,236
185,621	Marathon Oil Corp.	3,920,315
334,829	Oasis Petroleum, Inc.(b)	4,091,610
161,485	Parsley Energy, Inc., Class A(b)	5,075,474
60,153	PDC Energy, Inc.(b)	3,788,436
54,097	Penn Virginia Corp.(b)	4,572,278
28,970	Pioneer Natural Resources Co.	5,483,152
315,811	QEP Resources, Inc.(b)	3,281,276
154,806	SM Energy Co.	4,258,713
684,977	Southwestern Energy Co.(b)	3,520,782
292,732	SRC Energy, Inc.(b)	3,313,726
136,103	Wildhorse Resource Development Corp.(b)	2,984,739
246,043	WPX Energy, Inc.(b)	4,618,227

		78,652,873

	Oil & Gas Refining & Marketing - 26.7%
101,503	CVR Energy, Inc.(c)	3,988,053
93,022	Delek US Holdings, Inc.	4,959,933
69,963	HollyFrontier Corp.	5,217,841
61,066	Marathon Petroleum Corp.	4,935,965
98,046	PBF Energy, Inc., Class A	4,578,748
39,110	Phillips 66	4,823,827
189,249	Renewable Energy Group, Inc.(b)	3,226,696
43,435	Valero Energy Corp.	5,140,532

		36,871,595

	Oil & Gas Storage & Transportation - 3.8%
82,735	Cheniere Energy, Inc.(b)	5,253,672

	Steel - 2.7%
145,476	Warrior Met Coal, Inc.	3,763,464

	Total Common Stocks (Cost $125,267,100)	138,089,526

	Money Market Fund - 0.1%
135,495	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $135,495)	135,495

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $125,402,595) - 100.1%	$138,225,021

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.7%
5,061,982	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $5,061,982)	5,061,982

	Total Investments in Securities (Cost $130,464,577) - 103.8%	143,287,003
	Other assets less liabilities - (3.8)%	(5,231,608)

	Net Assets - 100.0%	$138,055,395

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Financial Momentum ETF (PFI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Asset Management & Custody Banks - 1.1%
9,002	Hamilton Lane, Inc., Class A	$440,828

	Consumer Finance - 2.0%
15,216	Enova International, Inc.(b)	471,696
3,145	World Acceptance Corp.(b)	314,217

		785,913

	Data Processing & Outsourced Services - 9.3%
12,568	Mastercard, Inc., Class A	2,488,464
9,043	Visa, Inc., Class A	1,236,540

		3,725,004

	Diversified Banks - 3.9%
13,538	JPMorgan Chase & Co.	1,556,193

	Financial Exchanges & Data - 13.8%
4,969	MarketAxess Holdings, Inc.	962,843
7,797	Moody’s Corp.	1,334,223
6,381	MSCI, Inc., Class A	1,060,458
8,946	Nasdaq, Inc.	817,665
6,821	S&P Global, Inc.	1,367,201

		5,542,390

	Hotel & Resort REITs - 2.5%
11,705	Ryman Hospitality Properties, Inc. REIT	995,042

	Internet Software & Services - 1.2%
8,357	Zillow Group, Inc., Class A(b)	471,084

	Investment Banking & Brokerage - 10.3%
18,211	E*TRADE Financial Corp.(b)	1,089,200
7,780	Evercore, Inc., Class A	879,140
14,177	Interactive Brokers Group, Inc., Class A	848,635
8,211	Moelis & Co., Class A	522,220
8,869	Raymond James Financial, Inc.	812,312

		4,151,507

	Life & Health Insurance - 4.1%
5,752	Primerica, Inc.	660,330
6,451	Torchmark Corp.	568,139
10,131	Trupanion, Inc.(b)	421,450

		1,649,919

	Multi-line Insurance - 1.4%
5,183	American Financial Group, Inc.	584,072

	Property & Casualty Insurance - 6.1%
12,565	Allstate Corp. (The)	1,195,183
15,688	FNF Group	635,364
7,703	Kemper Corp.	614,699

		2,445,246

	Regional Banks - 32.3%
9,409	Ameris Bancorp	438,459
13,235	Cathay General Bancorp	550,444
18,130	CenterState Bank Corp.	503,107
27,524	East West Bancorp, Inc.	1,781,904
69,839	Fifth Third Bancorp	2,066,536
49,333	First BanCorp/Puerto Rico(b)	405,517
77,393	Huntington Bancshares, Inc.	1,194,948
5,207	Independent Bank Corp.	460,299
7,347	PNC Financial Services Group, Inc. (The)	1,064,066
12,823	SunTrust Banks, Inc.	924,154

2,816	SVB Financial Group(b)	$866,990
11,097	Synovus Financial Corp.	548,414
9,395	Triumph Bancorp, Inc.(b)	360,298
14,018	Webster Financial Corp.	904,581
16,633	Western Alliance Bancorp(b)	943,424

		13,013,141

	Reinsurance - 3.2%
8,981	Reinsurance Group of America, Inc.	1,270,812

	Specialized REITs - 6.8%
28,652	CubeSmart REIT	869,875
20,044	Extra Space Storage, Inc. REIT	1,883,534

		2,753,409

	Thrifts & Mortgage Finance - 2.1%
4,577	Meta Financial Group, Inc.	409,413
7,581	Walker & Dunlop, Inc.	449,250

		858,663

	Total Common Stocks & Other Equity Interests (Cost $37,706,535)	40,243,223

	Money Market Fund - 0.2%
99,799	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $99,799)	99,799

	Total Investments in Securities (Cost $37,806,334) - 100.3%	40,343,022
	Other assets less liabilities - (0.3)%	(109,133)

	Net Assets - 100.0%	$40,233,889

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Healthcare Momentum ETF (PTH)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 36.6%
213,822	Amicus Therapeutics, Inc.(b)	$3,111,110
133,549	Arena Pharmaceuticals, Inc.(b)	5,153,656
278,113	Array BioPharma, Inc.(b)	4,280,159
438,325	Arrowhead Pharmaceuticals, Inc.(b)(c)	6,386,395
235,917	CareDx, Inc.(b)	3,175,443
41,280	Enanta Pharmaceuticals, Inc.(b)	4,025,626
136,328	Exact Sciences Corp.(b)	7,968,372
225,802	Fate Therapeutics, Inc.(b)(c)	2,016,412
61,376	FibroGen, Inc.(b)	3,872,826
59,590	G1 Therapeutics, Inc.(b)	3,059,946
406,085	Immunomedics, Inc.(b)	9,717,614
30,211	Ligand Pharmaceuticals, Inc.(b)	6,595,968
48,660	Loxo Oncology, Inc.(b)	8,154,929
124,395	Mirati Therapeutics, Inc.(b)	7,637,853
64,170	Sarepta Therapeutics, Inc.(b)	7,459,121
633,331	Sorrento Therapeutics, Inc.(b)(c)	3,546,654
83,069	uniQure N.V. (Netherlands)(b)	2,566,001
422,222	Verastem, Inc.(b)	3,251,109

		91,979,194

	Health Care Equipment - 25.5%
24,091	ABIOMED, Inc.(b)	8,540,982
126,603	AxoGen, Inc.(b)	5,687,640
26,486	Becton, Dickinson and Co.	6,631,300
164,917	Boston Scientific Corp.(b)	5,542,860
65,800	Cutera, Inc.(b)	2,632,000
35,743	Edwards Lifesciences Corp.(b)	5,091,590
32,160	Heska Corp.(b)	3,224,040
25,540	IDEXX Laboratories, Inc.(b)	6,255,512
30,970	Inogen, Inc.(b)	6,170,773
38,433	Insulet Corp.(b)	3,196,088
142,951	Novocure Ltd.(b)	4,860,334
24,570	Penumbra, Inc.(b)	3,495,083
53,983	Tactile Systems Technology, Inc.(b)	2,594,963

		63,923,165

	Health Care Facilities - 2.2%
144,030	Tenet Healthcare Corp.(b)	5,419,849

	Health Care Services - 3.4%
53,545	Amedisys, Inc.(b)	5,013,418
66,749	BioTelemetry, Inc.(b)	3,504,323

		8,517,741

	Health Care Supplies - 10.6%
24,847	Align Technology, Inc.(b)	8,861,683
13,315	ICU Medical, Inc.(b)	3,818,742
73,210	Merit Medical Systems, Inc.(b)	3,975,303
61,225	Quidel Corp.(b)	4,154,728
136,869	Sientra, Inc.(b)	2,801,708
97,206	STAAR Surgical Co.(b)	2,998,805

		26,610,969

	Health Care Technology - 3.1%
130,750	Teladoc, Inc.(b)	7,825,387

	Life Sciences Tools & Services - 2.9%
69,919	PRA Health Sciences, Inc.(b)	7,351,284

	Managed Health Care - 5.3%
28,250	UnitedHealth Group, Inc.	7,153,465
23,005	WellCare Health Plans, Inc.(b)	6,151,997

		13,305,462

	Pharmaceuticals - 10.4%
69,831	Aerie Pharmaceuticals, Inc.(b)	$4,717,084
225,590	Cymabay Therapeutics, Inc.(b)(c)	2,524,352
422,003	Endocyte, Inc.(b)	6,465,086
76,754	Intersect ENT, Inc.(b)	2,482,992
79,233	Supernus Pharmaceuticals, Inc.(b)	4,195,387
103,341	Zogenix, Inc.(b)	5,864,602

		26,249,503

	Total Common Stocks (Cost $221,611,132)	251,182,554

	Money Market Fund - 0.1%
157,307	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $157,307)	157,307

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $221,768,439) - 100.1%	251,339,861

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.8%
11,968,230	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $11,968,230)	11,968,230

	Total Investments in Securities (Cost $233,736,669) - 104.9%	263,308,091
	Other assets less liabilities - (4.9)%	(12,225,084)

	Net Assets - 100.0%	$251,083,007

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Industrials Momentum ETF (PRN)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 19.6%
39,430	Axon Enterprise, Inc.(b)	$2,678,480
10,254	Boeing Co. (The)	3,653,500
37,204	HEICO Corp.	2,841,269
8,301	Northrop Grumman Corp.	2,494,368
14,883	Raytheon Co.	2,947,280
41,551	Textron, Inc.	2,836,687
15,350	TransDigm Group, Inc.	5,764,539

		23,216,123

	Air Freight & Logistics - 2.3%
27,403	XPO Logistics, Inc.(b)	2,732,627

	Application Software - 1.8%
10,252	Fair Isaac Corp.(b)	2,065,368

	Building Products - 8.5%
68,977	A.O. Smith Corp.	4,106,201
13,418	Lennox International, Inc.	2,912,780
38,495	Trex Co., Inc.(b)	2,992,601

		10,011,582

	Commodity Chemicals - 1.8%
27,847	Trinseo SA	2,080,171

	Construction & Engineering - 1.9%
28,688	EMCOR Group, Inc.	2,207,542

	Consumer Electronics - 0.8%
66,798	ZAGG, Inc.(b)	995,290

	Consumer Finance - 1.7%
24,906	Green Dot Corp., Class A(b)	1,975,544

	Data Processing & Outsourced Services - 4.3%
22,571	Broadridge Financial Solutions, Inc.	2,550,071
22,570	Global Payments, Inc.	2,540,705

		5,090,776

	Distributors - 1.6%
12,018	Pool Corp.	1,841,759

	Diversified Support Services - 4.8%
15,724	Cintas Corp.	3,215,243
42,792	Copart, Inc.(b)	2,455,833

		5,671,076

	Electrical Components & Equipment - 5.9%
67,160	AMETEK, Inc.	5,225,048
31,148	Vicor Corp.(b)	1,792,567

		7,017,615

	Electronic Components - 1.9%
10,320	Littelfuse, Inc.	2,237,582

	Health Care Technology - 1.7%
34,344	Tabula Rasa Healthcare, Inc.(b)	2,000,195

	Human Resource & Employment Services - 1.4%
31,638	TriNet Group, Inc.(b)	1,703,706

	Industrial Conglomerates - 4.1%
16,158	Roper Technologies, Inc.	$4,878,100

	Industrial Machinery - 7.7%
60,254	Harsco Corp.(b)	1,527,439
16,407	IDEX Corp.	2,519,787
40,991	ITT, Inc.	2,322,960
16,349	Parker-Hannifin Corp.	2,763,798

		9,133,984

	IT Consulting & Other Services - 2.9%
21,811	Accenture PLC, Class A	3,475,147

	Paper Packaging - 2.4%
24,733	Packaging Corp. of America	2,792,356

	Railroads - 4.0%
31,893	Union Pacific Corp.	4,780,442

	Specialty Chemicals - 4.5%
12,035	Sherwin-Williams Co. (The)	5,304,186

	Technology Hardware, Storage & Peripherals - 1.4%
126,363	USA Technologies, Inc.(b)	1,699,582

	Trading Companies & Distributors - 5.8%
12,736	W.W. Grainger, Inc.	4,413,788
14,171	Watsco, Inc.	2,444,639

		6,858,427

	Trucking - 7.2%
42,604	J.B. Hunt Transport Services, Inc.	5,108,220
22,885	Old Dominion Freight Line, Inc.	3,359,518

		8,467,738

	Total Common Stocks (Cost $100,603,785)	118,236,918

	Money Market Fund - 0.1%
146,943	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $146,943)	146,943

	Total Investments in Securities (Cost $100,750,728) - 100.1%	118,383,861
	Other assets less liabilities - (0.1)%	(138,237)

	Net Assets - 100.0%	$118,245,624

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Technology Momentum ETF (PTF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Alternative Carriers - 1.5%
155,603	Vonage Holdings Corp.(b)	$1,993,275

	Application Software - 20.2%
16,007	Adobe Systems, Inc.(b)	3,916,593
40,174	Everbridge, Inc.(b)	1,807,026
232,838	Glu Mobile, Inc.(b)	1,241,027
23,389	HubSpot, Inc.(b)	2,902,575
17,458	Intuit, Inc.	3,565,622
49,010	Paycom Software, Inc.(b)	5,207,312
33,513	Pegasystems, Inc.	1,863,323
35,099	RingCentral, Inc., Class A(b)	2,588,551
60,368	SS&C Technologies Holdings, Inc.	3,203,730
49,338	Upland Software, Inc.(b)	1,545,266

		27,841,025

	Data Processing & Outsourced Services - 5.3%
17,234	Jack Henry & Associates, Inc.	2,321,420
77,084	Square, Inc., Class A(b)	4,983,480

		7,304,900

	Electrical Components & Equipment - 2.6%
597,595	Enphase Energy, Inc.(b)(c)	3,555,690

	Electronic Components - 6.8%
100,477	Amphenol Corp., Class A	9,395,604

	Health Care Technology - 2.0%
37,170	Veeva Systems, Inc., Class A(b)	2,811,167

	Internet & Direct Marketing Retail - 1.9%
31,411	Shutterfly, Inc.(b)	2,583,869

	Internet Software & Services - 30.2%
25,616	2U, Inc.(b)	1,938,107
26,174	AppFolio, Inc., Class A(b)	1,889,763
82,810	Blucora, Inc.(b)	2,877,647
91,390	Five9, Inc.(b)	2,915,341
36,101	GrubHub, Inc.(b)	4,400,351
68,704	LivePerson, Inc.(b)	1,593,933
33,113	New Relic, Inc.(b)	3,235,140
64,710	Nutanix, Inc., Class A(b)	3,163,672
38,043	Q2 Holdings, Inc.(b)	2,250,243
129,219	QuinStreet, Inc.(b)	1,713,444
22,465	Stamps.com, Inc.(b)	5,863,365
51,372	TechTarget, Inc.(b)	1,459,992
51,472	Twilio, Inc., Class A(b)	2,979,714
69,286	Twitter, Inc.(b)	2,208,145
21,379	VeriSign, Inc.(b)	3,104,872

		41,593,729

	Semiconductors - 10.6%
71,569	Micron Technology, Inc.(b)	3,778,128
21,419	Monolithic Power Systems, Inc.	2,841,873
32,869	NVIDIA Corp.	8,048,303

		14,668,304

	Specialized REITs - 2.4%
20,707	SBA Communications Corp. REIT(b)	3,276,883

	Systems Software - 6.9%
25,392	Proofpoint, Inc.(b)	2,895,958

24,503	Qualys, Inc.(b)	$2,134,211
15,865	ServiceNow, Inc.(b)	2,791,605
29,291	Varonis Systems, Inc.(b)	1,750,870

		9,572,644

	Technology Distributors - 1.7%
23,903	ePlus, Inc.(b)	2,358,031

	Technology Hardware, Storage & Peripherals - 7.9%
50,689	Apple, Inc.	9,645,610
92,308	Immersion Corp.(b)	1,296,004

		10,941,614

	Total Common Stocks & Other Equity Interests (Cost $116,518,410)	137,896,735

	Money Market Fund - 0.1%
133,843	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $133,843)	133,843

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $116,652,253) - 100.1%	138,030,578

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
2,855,462	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $2,855,462)	2,855,462

	Total Investments in Securities (Cost $119,507,715) - 102.2%	140,886,040
	Other assets less liabilities - (2.2)%	(3,052,493)

	Net Assets - 100.0%	$137,833,547

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Utilities Momentum ETF (PUI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 36.8%
32,750	Alliant Energy Corp.	$1,407,268
17,656	American Electric Power Co., Inc.	1,256,048
18,297	Duke Energy Corp.	1,493,401
13,863	El Paso Electric Co.	863,665
23,238	Eversource Energy	1,411,011
11,719	IDACORP, Inc.	1,104,399
8,582	NextEra Energy, Inc.	1,437,828
27,277	OGE Energy Corp.	988,518
17,978	Pinnacle West Capital Corp.	1,445,971
30,329	PNM Resources, Inc.	1,193,446
21,601	Portland General Electric Co.	979,821
32,799	Xcel Energy, Inc.	1,536,961

		15,118,337

	Gas Utilities - 17.1%
14,648	Atmos Energy Corp.	1,345,712
27,894	New Jersey Resources Corp.	1,290,097
12,743	ONE Gas, Inc.	981,721
37,849	South Jersey Industries, Inc.	1,284,216
14,081	Spire, Inc.	1,008,200
20,640	UGI Corp.	1,096,810

		7,006,756

	Independent Power Producers & Energy Traders - 6.2%
86,252	AES Corp. (The)	1,152,327
43,477	NRG Energy, Inc.	1,376,916

		2,529,243

	Multi-Utilities - 24.3%
19,603	Ameren Corp.	1,216,562
54,526	CenterPoint Energy, Inc.	1,552,901
29,185	CMS Energy Corp.	1,410,803
17,123	Consolidated Edison, Inc.	1,351,518
14,007	DTE Energy Co.	1,520,320
56,563	NiSource, Inc.	1,480,819
21,542	WEC Energy Group, Inc.	1,429,743

		9,962,666

	Oil & Gas Exploration & Production - 4.0%
22,374	Energen Corp.(b)	1,659,704

	Oil & Gas Storage & Transportation - 3.3%
19,003	ONEOK, Inc.	1,338,571

	Water Utilities - 8.3%
14,275	American States Water Co.	858,213
16,791	American Water Works Co., Inc.	1,481,806
29,170	Aqua America, Inc.	1,077,540

		3,417,559

	Total Common Stocks (Cost $38,890,311)	41,032,836

	Money Market Fund - 0.2%
92,336	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $92,336)	92,336

	Total Investments in Securities (Cost $38,982,647) - 100.2%	41,125,172
	Other assets less liabilities - (0.2)%	(88,738)

	Net Assets - 100.0%	$41,036,434

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco NASDAQ Internet ETF (PNQI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Advertising - 0.2%
49,436	Criteo SA ADR (France)(b)(c)	$1,588,379

	Alternative Carriers - 0.3%
35,123	Cogent Communications Holdings, Inc.	1,824,640

	Application Software - 1.3%
712,656	Snap, Inc., Class A(b)(c)	8,908,200

	Casinos & Gaming - 0.0%
22,146	500.com Ltd., Class A ADR (China)(b)(c)	310,044

	Commercial Printing - 0.5%
23,306	Cimpress NV (Netherlands)(c)	3,404,307

	Data Processing & Outsourced Services - 0.1%
36,024	GDS Holdings Ltd. ADR (China)(b)(c)	786,404

	Home Entertainment Software - 0.2%
93,664	Sea Ltd. ADR (Thailand)(c)	1,320,662

	Internet & Direct Marketing Retail - 34.5%
27,342	1-800-Flowers.com, Inc., Class A(c)	396,459
32,993	Amazon.com, Inc.(c)	58,643,078
25,493	Booking Holdings, Inc.(c)	51,718,159
351,939	Ctrip.com International Ltd. ADR (China)(c)	14,482,290
103,730	Expedia Group, Inc.	13,883,223
428,408	Groupon, Inc., Class A(c)	2,004,950
697,376	JD.Com, Inc., Class A ADR (China)(c)	25,007,903
24,381	Lands’ End, Inc.(c)	591,239
41,311	Liberty Expedia Holdings, Inc., Class A(c)	1,989,951
54,726	Liberty TripAdvisor Holdings, Inc., Series A(c)	911,188
44,175	MakeMyTrip Ltd. (India)(c)	1,446,731
152,908	Netflix, Inc.(c)	51,598,805
22,540	Nutrisystem, Inc.	901,600
21,925	Overstock.com, Inc.(b)(c)	781,626
15,630	PetMed Express, Inc.(b)	580,342
25,162	Shutterfly, Inc.(c)	2,069,826
94,543	TripAdvisor, Inc.(c)	5,482,549

		232,489,919

	Internet Software & Services - 55.0%
46,742	21Vianet Group, Inc., Class A ADR (China)(c)	441,244
43,427	2U, Inc.(c)	3,285,687
128,801	Akamai Technologies, Inc.(c)	9,693,563
35,886	Alarm.com Holdings, Inc.(c)	1,538,433
49,554	Alphabet, Inc., Class C(c)	60,320,102
348,694	Altaba, Inc.(b)(c)	25,611,574
11,557	AppFolio, Inc., Class A(c)	834,415
33,137	Apptio, Inc., Class A(c)	1,112,409
42,745	Autohome, Inc., Class A ADR (China)	4,135,579
110,958	Baidu, Inc. ADR (China)(c)	27,426,598
32,402	Baozun, Inc. ADR (China)(b)(c)	1,874,456
24,100	Benefitfocus, Inc.(c)	725,410
35,645	Blucora, Inc.(c)	1,238,664
26,824	Brightcove, Inc.(c)	229,345
24,886	Carbonite, Inc.(c)	853,590
43,777	Cornerstone OnDemand, Inc.(c)	2,162,584
42,969	Coupa Software, Inc.(c)	2,634,429

712,289	eBay, Inc.(c)	$23,826,067
20,844	eGain Corp.(c)	270,972
108,287	Endurance International Group Holdings, Inc.(c)	887,953
34,308	Envestnet, Inc.(c)	2,010,449
90,655	Etsy, Inc.(c)	3,704,163
280,325	Facebook, Inc., Class A(c)	48,378,488
43,770	Five9, Inc.(c)	1,396,263
112,885	GoDaddy, Inc., Class A(c)	8,310,594
66,015	Gogo, Inc.(b)(c)	236,334
59,980	Hortonworks, Inc.(c)	1,044,852
59,105	IAC/InterActiveCorp.(c)	8,703,211
16,032	Internap Corp.(c)	158,396
37,264	j2 Global, Inc.	3,161,478
83,967	Limelight Networks, Inc.(c)	374,493
24,359	Liquidity Services, Inc.(c)	171,731
46,072	LivePerson, Inc.(c)	1,068,870
39,616	LogMeIn, Inc.	3,210,877
50,839	Match Group, Inc.(b)(c)	1,836,305
33,345	MercadoLibre, Inc. (Argentina)	11,434,334
44,747	Mimecast Ltd.(c)	1,606,865
33,216	MINDBODY, Inc., Class A(c)	1,240,618
111,390	Momo, Inc., Class A ADR (China)(c)	4,569,218
57,662	NetEase, Inc. ADR (China)	14,876,796
42,474	New Relic, Inc.(c)	4,149,710
50,470	NIC, Inc.	827,708
100,034	Nutanix, Inc., Class A(c)	4,890,662
66,205	Okta, Inc., Class A(c)	3,287,078
194,773	Pandora Media, Inc.(b)(c)	1,312,770
35,765	QuinStreet, Inc.(c)	474,244
24,919	Remark Holdings, Inc.(b)(c)	89,708
26,457	Shutterstock, Inc.(c)	1,218,874
54,228	SINA Corp. (China)(c)	4,364,269
65,684	Sogou, Inc. ADR (China)(b)(c)	604,950
29,527	Sohu.com Ltd. ADR (China)(c)	744,080
13,175	SPS Commerce, Inc.(c)	1,130,283
13,600	Stamps.com, Inc.(c)	3,549,600
26,013	Trade Desk, Inc. (The), Class A(c)	2,193,416
76,584	TrueCar, Inc.(c)	851,614
8,038	Tucows, Inc., Class A(b)(c)	472,233
568,715	Twitter, Inc.(c)	18,124,947
92,991	VeriSign, Inc.(c)	13,505,083
12,347	Veritone, Inc.(c)	184,341
37,547	Web.com Group, Inc.(c)	944,307
48,626	Weibo Corp., Class A ADR (China)(c)	4,023,802
35,578	Wix.com Ltd. (Israel)(c)	3,379,910
27,787	Xunlei Ltd. ADR (China)(b)(c)	292,875
218,480	Yandex NV, Class A (Russia)(c)	7,856,541
37,196	YY, Inc., Class A ADR (China)(c)	3,467,783
43,494	Zillow Group, Inc., Class A(c)	2,451,757

		370,989,954

	IT Consulting & Other Services - 0.1%
27,368	Switch, Inc., Class A(b)	356,331

	Research & Consulting Services - 1.7%
27,480	CoStar Group, Inc.(c)	11,427,558

	Specialized REITs - 3.9%
60,140	Equinix, Inc. REIT	26,418,299

	Telecommunications Equipment - 2.1%
56,190	Arista Networks, Inc.(c)	14,369,469

	Wireless Telecommunication Services - 0.1%
31,727	Boingo Wireless, Inc.(c)	733,211

	Total Common Stocks & Other Equity Interests (Cost $553,519,635)	674,927,377

Schedule of Investments(a)

	Money Market Fund - 0.0%
195,071	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $195,071)	$195,071

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $553,714,706) - 100.0%	675,122,448

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.3%
21,973,552	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $21,973,552)	21,973,552

	Total Investments in Securities (Cost $575,688,258) - 103.3%	697,096,000
	Other assets less liabilities - (3.3)%	(22,193,297)

	Net Assets - 100.0%	$674,902,703

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	15.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 100® Equal Weight ETF (OEW)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 14.8%
20	Amazon.com, Inc.(b)	$35,549
16	Booking Holdings, Inc.(b)	32,459
120	Charter Communications, Inc., Class A(b)	36,550
1,035	Comcast Corp., Class A	37,032
2,745	Ford Motor Co.	27,560
749	General Motors Co.	28,395
167	Home Depot, Inc. (The)	32,986
331	Lowe’s Cos., Inc.	32,882
197	McDonald’s Corp.	31,035
92	Netflix, Inc.(b)	31,045
443	NIKE, Inc., Class B	34,071
587	Starbucks Corp.	30,753
426	Target Corp.	34,370
587	Twenty-First Century Fox, Inc., Class A	26,415
244	Twenty-First Century Fox, Inc., Class B	10,838
319	Walt Disney Co. (The)	36,226

		498,166

	Consumer Staples - 11.5%
574	Altria Group, Inc.	33,682
756	Coca-Cola Co. (The)	35,252
523	Colgate-Palmolive Co.	35,046
163	Costco Wholesale Corp.	35,650
567	Kraft Heinz Co. (The)	34,162
835	Mondelez International, Inc., Class A	36,222
324	PepsiCo, Inc.	37,260
418	Philip Morris International, Inc.	36,074
430	Procter & Gamble Co. (The)	34,778
524	Walgreens Boots Alliance, Inc.	35,433
394	Walmart, Inc.	35,157

		388,716

	Energy - 6.8%
263	Chevron Corp.	33,209
478	ConocoPhillips	34,497
397	Exxon Mobil Corp.	32,360
689	Halliburton Co.	29,227
1,971	Kinder Morgan, Inc.	35,044
389	Occidental Petroleum Corp.	32,649
478	Schlumberger Ltd.	32,275

		229,261

	Financials - 14.7%
354	Allstate Corp. (The)	33,673
329	American Express Co.	32,742
601	American International Group, Inc.	33,181
1,107	Bank of America Corp.	34,184
576	Bank of New York Mellon Corp. (The)	30,799
169	Berkshire Hathaway, Inc., Class B(b)	33,440
60	BlackRock, Inc.	30,166
342	Capital One Financial Corp.	32,257
485	Citigroup, Inc.	34,867
142	Goldman Sachs Group, Inc. (The)	33,715
299	JPMorgan Chase & Co.	34,370
699	MetLife, Inc.	31,972
640	Morgan Stanley	32,358
638	US Bancorp	33,820
595	Wells Fargo & Co.	34,088

		495,632

	Health Care - 16.6%
524	Abbott Laboratories	34,343
331	AbbVie, Inc.	30,528
195	Allergan PLC	35,897

180	Amgen, Inc.	$35,379
109	Biogen, Inc.(b)	36,446
625	Bristol-Myers Squibb Co.	36,719
420	Celgene Corp.(b)	37,838
503	CVS Health Corp.	32,624
322	Danaher Corp.	33,031
386	Eli Lilly & Co.	38,141
462	Gilead Sciences, Inc.	35,957
268	Johnson & Johnson	35,515
381	Medtronic PLC	34,378
531	Merck & Co., Inc.	34,977
906	Pfizer, Inc.	36,177
132	UnitedHealth Group, Inc.	33,425

		561,375

	Industrials - 12.7%
161	3M Co.	34,184
90	Boeing Co. (The)	32,067
214	Caterpillar, Inc.	30,773
454	Emerson Electric Co.	32,815
128	FedEx Corp.	31,471
164	General Dynamics Corp.	32,761
2,384	General Electric Co.	32,494
219	Honeywell International, Inc.	34,963
103	Lockheed Martin Corp.	33,588
155	Raytheon Co.	30,695
230	Union Pacific Corp.	34,475
285	United Parcel Service, Inc., Class B	34,169
260	United Technologies Corp.	35,292

		429,747

	Information Technology - 14.6%
205	Accenture PLC, Class A	32,663
15	Alphabet, Inc., Class A(b)	18,408
15	Alphabet, Inc., Class C(b)	18,259
173	Apple, Inc.	32,920
764	Cisco Systems, Inc.	32,310
176	Facebook, Inc., Class A(b)	30,374
602	Intel Corp.	28,956
227	International Business Machines Corp.	32,899
166	Mastercard, Inc., Class A	32,868
327	Microsoft Corp.	34,688
131	NVIDIA Corp.	32,077
688	Oracle Corp.	32,804
394	PayPal Holdings, Inc.(b)	32,363
550	QUALCOMM, Inc.	35,249
287	Texas Instruments, Inc.	31,949
246	Visa, Inc., Class A	33,638

		492,425

	Materials - 1.0%
478	DowDuPont, Inc.	32,872

	Real Estate - 1.0%
201	Simon Property Group, Inc. REIT	35,418

	Telecommunication Services - 2.0%
981	AT&T, Inc.	31,363
674	Verizon Communications, Inc.	34,805

		66,168

	Utilities - 4.3%
454	Duke Energy Corp.	37,056
830	Exelon Corp.	35,275
212	NextEra Energy, Inc.	35,518
767	Southern Co. (The)	37,276

		145,125

	Total Investments in Securities (Cost $3,455,382) - 100.0%	3,374,905
	Other assets less liabilities - 0.0%	863

	Net Assets - 100.0%	$3,375,768

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight ETF (RSP)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 14.9%
234,181	Advance Auto Parts, Inc.	$33,073,383
18,090	Amazon.com, Inc.(b)	32,153,890
306,029	Aptiv PLC	30,012,264
45,716	AutoZone, Inc.(b)	32,254,010
426,551	Best Buy Co., Inc.	32,004,122
14,232	Booking Holdings, Inc.(b)	28,872,743
607,884	BorgWarner, Inc.	27,974,822
418,068	CarMax, Inc.(b)	31,221,318
506,102	Carnival Corp.	29,981,482
603,223	CBS Corp., Class B	31,771,755
111,221	Charter Communications, Inc., Class A(b)	33,875,692
68,034	Chipotle Mexican Grill, Inc.(b)	29,503,624
961,448	Comcast Corp., Class A	34,400,609
697,964	D.R. Horton, Inc.	30,501,027
336,841	Darden Restaurants, Inc.	36,021,777
436,448	Discovery, Inc., Class A(b)(c)	11,600,788
953,938	Discovery, Inc., Class C(b)	23,419,178
961,448	DISH Network Corp., Class A(b)	30,343,299
325,035	Dollar General Corp.	31,902,185
373,276	Dollar Tree, Inc.(b)	34,072,633
255,138	Expedia Group, Inc.	34,147,670
523,461	Foot Locker, Inc.	25,550,131
2,548,987	Ford Motor Co.	25,591,829
965,657	Gap, Inc. (The)	29,133,872
498,771	Garmin Ltd.	31,148,249
697,042	General Motors Co.	26,424,862
325,979	Genuine Parts Co.	31,721,017
1,218,590	Goodyear Tire & Rubber Co. (The)	29,502,064
1,058,068	H&R Block, Inc.	26,620,991
1,535,241	Hanesbrands, Inc.	34,174,465
720,020	Harley-Davidson, Inc.	30,881,658
341,450	Hasbro, Inc.	34,011,835
366,601	Hilton Worldwide Holdings, Inc.	28,836,835
153,041	Home Depot, Inc. (The)	30,228,658
1,313,171	Interpublic Group of Cos., Inc. (The)	29,612,006
396,667	Kohl’s Corp.	29,301,791
833,827	L Brands, Inc.	26,407,301
706,756	Leggett & Platt, Inc.	30,793,359
571,153	Lennar Corp., Class A	29,854,167
946,406	LKQ Corp.(b)	31,723,529
307,785	Lowe’s Cos., Inc.	30,575,362
773,412	Macy’s, Inc.	30,727,659
222,902	Marriott International, Inc., Class A	28,495,792
1,811,103	Mattel, Inc.	28,742,205
182,680	McDonald’s Corp.	28,779,407
1,002,029	MGM Resorts International	31,433,650
477,151	Michael Kors Holdings Ltd.(b)	31,840,286
146,548	Mohawk Industries, Inc.(b)	27,603,781
85,554	Netflix, Inc.(b)	28,870,197
1,249,722	Newell Brands, Inc.	32,730,219
1,464,212	News Corp., Class A	22,065,675
465,578	News Corp., Class B	7,123,343
411,815	NIKE, Inc., Class B	31,672,692
587,826	Nordstrom, Inc.	30,807,961
596,010	Norwegian Cruise Line Holdings Ltd.(b)	29,818,380
417,378	Omnicom Group, Inc.	28,728,128
107,186	O’Reilly Automotive, Inc.(b)	32,798,916
947,264	PulteGroup, Inc.	26,987,551
183,514	PVH Corp.	28,173,069
216,918	Ralph Lauren Corp., Class A	29,279,592

359,400	Ross Stores, Inc.	$31,422,342
298,041	Royal Caribbean Cruises Ltd.	33,607,103
544,907	Starbucks Corp.	28,547,678
667,034	Tapestry, Inc.	31,430,642
395,347	Target Corp.	31,896,596
233,368	Tiffany & Co.	32,102,102
324,926	TJX Cos., Inc. (The)	31,602,303
402,805	Tractor Supply Co.	31,434,902
552,405	TripAdvisor, Inc.(b)	32,033,966
546,276	Twenty-First Century Fox, Inc., Class A	24,582,420
219,823	Twenty-First Century Fox, Inc., Class B	9,764,538
121,880	Ulta Beauty, Inc.(b)	29,786,253
658,637	Under Armour, Inc., Class C(b)	12,342,857
661,968	Under Armour, Inc., Class A(b)	13,219,501
368,675	VF Corp.	33,943,907
1,105,079	Viacom, Inc., Class B	32,102,545
296,631	Walt Disney Co. (The)	33,685,416
207,206	Whirlpool Corp.	27,164,707
171,030	Wynn Resorts Ltd.	28,524,383
370,806	Yum! Brands, Inc.	29,401,208

		2,326,476,124

	Consumer Staples - 6.6%
534,451	Altria Group, Inc.	31,361,585
687,708	Archer-Daniels-Midland Co.	33,188,788
570,728	Brown-Forman Corp., Class B	30,374,144
905,810	Campbell Soup Co.	37,047,629
640,006	Church & Dwight Co., Inc.	35,776,335
241,527	Clorox Co. (The)	32,647,205
701,762	Coca-Cola Co. (The)	32,723,162
486,946	Colgate-Palmolive Co.	32,630,251
817,242	Conagra Brands, Inc.	30,000,954
135,719	Constellation Brands, Inc., Class A	28,532,205
151,396	Costco Wholesale Corp.	33,111,819
2,220,525	Coty, Inc., Class A	29,777,240
201,544	Estee Lauder Cos., Inc. (The), Class A	27,196,347
718,783	General Mills, Inc.	33,107,145
336,083	Hershey Co. (The)	33,006,711
851,841	Hormel Foods Corp.(c)	30,640,721
300,835	JM Smucker Co. (The)	33,428,785
484,116	Kellogg Co.	34,386,760
298,679	Kimberly-Clark Corp.	34,007,591
527,514	Kraft Heinz Co. (The)	31,782,719
1,216,184	Kroger Co. (The)	35,269,336
298,041	McCormick & Co., Inc.	35,031,739
485,240	Molson Coors Brewing Co., Class B	32,511,080
775,337	Mondelez International, Inc., Class A	33,634,119
555,922	Monster Beverage Corp.(b)	33,366,438
300,922	PepsiCo, Inc.	34,606,030
388,359	Philip Morris International, Inc.	33,515,382
395,741	Procter & Gamble Co. (The)	32,007,532
466,317	Sysco Corp.	31,341,166
435,948	Tyson Foods, Inc., Class A	25,132,402
486,487	Walgreens Boots Alliance, Inc.	32,896,251
365,607	Walmart, Inc.	32,623,113

		1,036,662,684

	Energy - 6.3%
432,040	Anadarko Petroleum Corp.	31,603,726
213,216	Andeavor	31,995,193
730,186	Apache Corp.	33,588,556
888,835	Baker Hughes a GE Co.	30,735,914
1,310,226	Cabot Oil & Gas Corp.	30,790,311
243,980	Chevron Corp.	30,807,355
355,450	Cimarex Energy Co.	35,047,370
240,437	Concho Resources, Inc.(b)	35,067,736
444,280	ConocoPhillips	32,063,688
731,602	Devon Energy Corp.	32,929,406
262,107	EOG Resources, Inc.	33,796,077
580,606	EQT Corp.	28,844,506
368,925	Exxon Mobil Corp.	30,071,077
641,226	Halliburton Co.	27,200,807
471,758	Helmerich & Payne, Inc.	28,942,353
498,759	Hess Corp.	32,733,553

Schedule of Investments(a)

399,589	HollyFrontier Corp.	$29,801,348
1,830,426	Kinder Morgan, Inc.	32,544,974
1,469,463	Marathon Oil Corp.	31,035,059
390,476	Marathon Petroleum Corp.	31,562,175
724,354	National Oilwell Varco, Inc.	35,218,091
1,058,068	Newfield Exploration Co.(b)	30,387,713
905,549	Noble Energy, Inc.	32,681,263
360,883	Occidental Petroleum Corp.	30,288,910
450,640	ONEOK, Inc.	31,743,082
264,065	Phillips 66	32,569,777
157,035	Pioneer Natural Resources Co.	29,722,014
444,246	Schlumberger Ltd.	29,995,490
946,120	TechnipFMC PLC (United Kingdom)	30,796,206
257,731	Valero Energy Corp.	30,502,464
1,180,834	Williams Cos., Inc. (The)	35,129,812

		980,196,006

	Financials - 13.2%
186,875	Affiliated Managers Group, Inc.	29,901,869
672,094	Aflac, Inc.	31,279,255
324,259	Allstate Corp. (The)	30,843,516
305,407	American Express Co.	30,394,105
550,323	American International Group, Inc.	30,383,333
216,254	Ameriprise Financial, Inc.	31,501,720
215,720	Aon PLC	30,966,606
455,036	Arthur J. Gallagher & Co.	32,466,819
313,848	Assurant, Inc.	34,617,434
1,027,750	Bank of America Corp.	31,736,920
535,822	Bank of New York Mellon Corp. (The)	28,650,402
555,081	BB&T Corp.	28,203,666
157,355	Berkshire Hathaway, Inc., Class B(b)	31,135,834
56,143	BlackRock, Inc.	28,226,455
660,433	Brighthouse Financial, Inc.(b)	28,682,605
316,849	Capital One Financial Corp.	29,885,198
296,715	Cboe Global Markets, Inc.	28,819,928
534,269	Charles Schwab Corp. (The)	27,279,775
231,010	Chubb Ltd.	32,276,717
432,711	Cincinnati Financial Corp.	32,725,933
450,470	Citigroup, Inc.	32,384,288
734,690	Citizens Financial Group, Inc.	29,225,968
180,412	CME Group, Inc.	28,707,157
319,727	Comerica, Inc.	30,994,335
407,263	Discover Financial Services	29,082,651
471,625	E*TRADE Financial Corp.(b)	28,207,891
133,910	Everest Re Group Ltd.	29,239,248
969,580	Fifth Third Bancorp	28,689,872
896,343	Franklin Resources, Inc.	30,762,492
132,213	Goldman Sachs Group, Inc. (The)	31,391,333
579,104	Hartford Financial Services Group, Inc. (The)	30,518,781
1,965,776	Huntington Bancshares, Inc.	30,351,581
407,641	Intercontinental Exchange, Inc.	30,128,746
1,104,300	Invesco Ltd.(d)	29,805,057
1,336,919	Jefferies Financial Group, Inc.	32,420,286
277,568	JPMorgan Chase & Co.	31,906,442
1,501,621	KeyCorp	31,338,830
445,388	Lincoln National Corp.	30,330,923
601,840	Loews Corp.	30,561,435
174,163	M&T Bank Corp.	30,191,156
371,899	Marsh & McLennan Cos., Inc.	31,001,501
650,557	MetLife, Inc.	29,756,477
172,177	Moody’s Corp.	29,462,928
592,961	Morgan Stanley	29,980,108
182,470	MSCI, Inc., Class A	30,324,689
324,239	Nasdaq, Inc.	29,635,445
288,486	Northern Trust Corp.	31,508,441
1,607,231	People’s United Financial, Inc.	29,299,821
207,220	PNC Financial Services Group, Inc. (The)	30,011,673
543,013	Principal Financial Group, Inc.	31,538,195
490,825	Progressive Corp. (The)	29,454,408
306,730	Prudential Financial, Inc.	30,952,124
306,623	Raymond James Financial, Inc.	28,083,601
1,613,947	Regions Financial Corp.	30,035,554

149,374	S&P Global, Inc.	$29,940,525
305,043	State Street Corp.	26,938,347
430,819	SunTrust Banks, Inc.	31,049,125
93,004	SVB Financial Group(b)	28,634,071
870,040	Synchrony Financial	25,178,958
244,825	T. Rowe Price Group, Inc.	29,153,761
357,622	Torchmark Corp.	31,495,770
234,865	Travelers Cos., Inc. (The)	30,565,331
783,811	Unum Group	31,140,811
592,582	US Bancorp	31,412,772
548,493	Wells Fargo & Co.	31,423,164
194,498	Willis Towers Watson PLC	31,006,871
547,812	XL Group Ltd. (Bermuda)	30,803,469
539,322	Zions Bancorporation	27,882,947

		2,053,887,449

	Health Care - 12.9%
487,476	Abbott Laboratories	31,949,177
307,091	AbbVie, Inc.	28,323,003
75,253	ABIOMED, Inc.(b)	26,679,446
167,936	Aetna, Inc.	31,637,463
469,239	Agilent Technologies, Inc.	30,988,544
260,664	Alexion Pharmaceuticals, Inc.(b)	34,657,885
88,978	Align Technology, Inc.(b)	31,734,004
181,059	Allergan PLC	33,331,151
358,276	AmerisourceBergen Corp.	29,317,725
167,051	Amgen, Inc.	32,833,874
135,076	Anthem, Inc.	34,174,228
412,531	Baxter International, Inc.	29,887,871
133,059	Becton, Dickinson and Co.	33,313,982
101,684	Biogen, Inc.(b)	34,000,079
965,366	Boston Scientific Corp.(b)	32,445,951
580,176	Bristol-Myers Squibb Co.	34,085,340
578,136	Cardinal Health, Inc.	28,877,893
390,105	Celgene Corp.(b)	35,144,559
257,477	Centene Corp.(b)	33,556,977
508,201	Cerner Corp.(b)	31,549,118
173,442	Cigna Corp.	31,118,964
132,837	Cooper Cos., Inc. (The)	34,604,038
467,093	CVS Health Corp.	30,295,652
299,455	Danaher Corp.	30,718,094
434,095	DaVita, Inc.(b)	30,508,197
717,954	DENTSPLY SIRONA, Inc.	34,540,767
215,976	Edwards Lifesciences Corp.(b)	30,765,781
358,332	Eli Lilly & Co.	35,406,785
706,756	Envision Healthcare Corp.(b)	31,281,021
387,670	Express Scripts Holding Co.(b)	30,804,258
428,892	Gilead Sciences, Inc.	33,380,664
292,740	HCA Healthcare, Inc.	36,367,090
427,663	Henry Schein, Inc.(b)	33,960,719
794,299	Hologic, Inc.(b)	34,083,370
101,918	Humana, Inc.	32,020,597
140,382	IDEXX Laboratories, Inc.(b)	34,383,763
107,590	Illumina, Inc.(b)	34,897,892
440,536	Incyte Corp.(b)	29,313,265
62,620	Intuitive Surgical, Inc.(b)	31,822,858
294,853	IQVIA Holdings, Inc.(b)	35,954,375
248,628	Johnson & Johnson	32,948,183
165,038	Laboratory Corp. of America Holdings(b)	28,937,763
212,149	McKesson Corp.	26,645,914
353,789	Medtronic PLC	31,922,381
492,860	Merck & Co., Inc.	32,464,688
51,827	Mettler-Toledo International, Inc.(b)	30,708,016
730,390	Mylan NV(b)	27,250,851
569,693	Nektar Therapeutics, Class A(b)	29,965,852
393,920	PerkinElmer, Inc.	31,190,586
421,013	Perrigo Co. PLC	33,899,967
841,088	Pfizer, Inc.	33,584,644
281,170	Quest Diagnostics, Inc.	30,287,632
100,121	Regeneron Pharmaceuticals, Inc.(b)	36,845,529
288,815	ResMed, Inc.	30,550,851
172,419	Stryker Corp.	28,147,402
142,128	Thermo Fisher Scientific, Inc.	33,333,280

Schedule of Investments(a)

121,039	UnitedHealth Group, Inc.	$30,649,496
267,499	Universal Health Services, Inc., Class B	32,661,628
252,344	Varian Medical Systems, Inc.(b)	29,133,115
204,870	Vertex Pharmaceuticals, Inc.(b)	35,862,494
150,160	Waters Corp.(b)	29,622,063
269,386	Zimmer Biomet Holdings, Inc.	33,813,331
355,454	Zoetis, Inc.	30,739,662

		2,015,881,748

	Industrials - 14.1%
149,283	3M Co.	31,695,767
467,429	A.O. Smith Corp.	27,826,048
492,799	Alaska Air Group, Inc.	30,962,561
380,214	Allegion PLC	31,002,650
715,449	American Airlines Group, Inc.	28,288,853
405,302	AMETEK, Inc.	31,532,496
1,719,233	Arconic, Inc.	37,290,164
82,085	Boeing Co. (The)	29,246,885
346,419	C.H. Robinson Worldwide, Inc.	31,950,224
198,584	Caterpillar, Inc.	28,556,379
161,069	Cintas Corp.	32,935,389
540,026	Copart, Inc.(b)	30,992,092
459,871	CSX Corp.	32,503,682
214,652	Cummins, Inc.	30,654,452
196,298	Deere & Co.	28,421,987
569,336	Delta Air Lines, Inc.	30,983,265
390,827	Dover Corp.	32,430,824
377,363	Eaton Corp. PLC	31,385,281
421,642	Emerson Electric Co.	30,476,284
241,351	Equifax, Inc.	30,289,550
403,165	Expeditors International of Washington, Inc.	30,709,078
583,939	Fastenal Co.	33,243,647
116,416	FedEx Corp.	28,623,202
731,385	Flowserve Corp.	32,422,297
612,680	Fluor Corp.	31,399,850
388,004	Fortive Corp.	31,847,368
527,030	Fortune Brands Home & Security, Inc.	30,567,740
152,239	General Dynamics Corp.	30,411,263
2,214,114	General Electric Co.	30,178,374
199,431	Harris Corp.	32,896,143
203,084	Honeywell International, Inc.	32,422,361
136,268	Huntington Ingalls Industries, Inc.	31,757,257
603,172	IHS Markit Ltd.(b)	31,986,211
208,724	Illinois Tool Works, Inc.	29,916,411
340,110	Ingersoll-Rand PLC	33,504,236
239,770	J.B. Hunt Transport Services, Inc.	28,748,423
463,154	Jacobs Engineering Group, Inc.	31,323,105
877,735	Johnson Controls International PLC	32,923,840
282,313	Kansas City Southern	32,824,533
151,035	L3 Technologies, Inc.	32,387,945
95,683	Lockheed Martin Corp.	31,202,226
793,685	Masco Corp.	32,009,316
987,273	Nielsen Holdings PLC	23,260,152
200,040	Norfolk Southern Corp.	33,806,760
89,729	Northrop Grumman Corp.	26,962,667
472,612	PACCAR, Inc.	31,060,061
176,518	Parker-Hannifin Corp.	29,840,368
677,764	Pentair PLC (United Kingdom)	30,262,163
831,126	Quanta Services, Inc.(b)	28,316,463
143,731	Raytheon Co.	28,463,050
451,970	Republic Services, Inc.	32,758,786
447,652	Robert Half International, Inc.	33,914,116
173,250	Rockwell Automation, Inc.	32,494,770
221,617	Rockwell Collins, Inc.	30,802,547
107,984	Roper Technologies, Inc.	32,600,370
196,519	Snap-on, Inc.	33,327,657
611,002	Southwest Airlines Co.	35,535,876
212,149	Stanley Black & Decker, Inc.	31,709,911
477,452	Stericycle, Inc.(b)	33,354,797
444,965	Textron, Inc.	30,377,761
87,764	TransDigm Group, Inc.	32,958,893
213,428	Union Pacific Corp.	31,990,723

440,660	United Continental Holdings, Inc.	$35,429,064
264,517	United Parcel Service, Inc., Class B	31,712,943
184,898	United Rentals, Inc.(b)	27,512,822
241,680	United Technologies Corp.	32,805,643
282,858	Verisk Analytics, Inc.(b)	31,289,752
98,048	W.W. Grainger, Inc.	33,979,515
366,162	Waste Management, Inc.	32,954,580
420,957	Xylem, Inc.	32,228,468

		2,194,440,337

	Information Technology - 13.7%
190,188	Accenture PLC, Class A	30,302,654
415,175	Activision Blizzard, Inc.	30,482,148
122,803	Adobe Systems, Inc.(b)	30,047,438
2,022,494	Advanced Micro Devices, Inc.(b)	37,072,315
392,995	Akamai Technologies, Inc.(b)	29,576,804
138,709	Alliance Data Systems Corp.	31,192,880
13,153	Alphabet, Inc., Class A(b)	16,141,625
13,451	Alphabet, Inc., Class C(b)	16,373,364
339,259	Amphenol Corp., Class A	31,724,109
305,257	Analog Devices, Inc.	29,347,408
179,067	ANSYS, Inc.(b)	30,240,835
160,887	Apple, Inc.	30,615,187
602,990	Applied Materials, Inc.	29,323,404
225,349	Autodesk, Inc.(b)	28,943,826
227,917	Automatic Data Processing, Inc.	30,766,516
119,550	Broadcom, Inc.	26,512,604
258,318	Broadridge Financial Solutions, Inc.	29,184,768
838,934	CA, Inc.	37,089,272
699,945	Cadence Design Systems, Inc.(b)	30,860,575
703,875	Cisco Systems, Inc.	29,766,874
285,779	Citrix Systems, Inc.(b)	31,427,117
399,997	Cognizant Technology Solutions Corp., Class A	32,599,756
1,066,973	Corning, Inc.	35,402,164
360,550	DXC Technology Co.	30,553,007
765,531	eBay, Inc.(b)	25,607,012
220,194	Electronic Arts, Inc.(b)	28,349,978
174,466	F5 Networks, Inc.(b)	29,899,983
160,579	Facebook, Inc., Class A(b)	27,712,724
290,631	Fidelity National Information Services, Inc.	29,972,775
408,713	Fiserv, Inc.(b)	30,849,657
145,034	FleetCor Technologies, Inc.(b)	31,472,378
560,239	FLIR Systems, Inc.	32,830,005
223,937	Gartner, Inc.(b)	30,327,788
263,450	Global Payments, Inc.	29,656,567
1,926,490	Hewlett Packard Enterprise Co.	29,745,006
1,295,576	HP, Inc.	29,901,894
560,359	Intel Corp.	26,953,268
211,048	International Business Machines Corp.	30,587,187
147,138	Intuit, Inc.	30,051,465
123,906	IPG Photonics Corp.(b)	20,325,540
1,104,689	Juniper Networks, Inc.	29,097,508
270,082	KLA-Tencor Corp.	31,713,028
164,022	Lam Research Corp.	31,269,154
154,211	Mastercard, Inc., Class A	30,533,778
301,948	Microchip Technology, Inc.	28,211,002
502,438	Micron Technology, Inc.(b)	26,523,702
303,489	Microsoft Corp.	32,194,113
270,407	Motorola Solutions, Inc.	32,800,369
414,912	NetApp, Inc.	32,163,978
117,672	NVIDIA Corp.	28,813,166
640,178	Oracle Corp.	30,523,687
452,468	Paychex, Inc.	31,229,341
365,723	PayPal Holdings, Inc.(b)	30,040,487
384,783	Qorvo, Inc.(b)	31,459,858
506,692	QUALCOMM, Inc.	32,473,890
180,371	Red Hat, Inc.(b)	25,473,796
227,374	salesforce.com, Inc.(b)	31,184,344
550,982	Seagate Technology PLC	28,992,673
309,015	Skyworks Solutions, Inc.	29,226,639
1,446,661	Symantec Corp.	29,251,485

Schedule of Investments(a)

340,782	Synopsys, Inc.(b)	$30,476,134
267,468	Take-Two Interactive Software, Inc.(b)	30,229,233
317,162	TE Connectivity Ltd.	29,676,848
266,532	Texas Instruments, Inc.	29,670,342
351,994	Total System Services, Inc.	32,221,531
748,483	Twitter, Inc.(b)	23,854,153
220,121	VeriSign, Inc.(b)	31,968,173
225,206	Visa, Inc., Class A	30,794,668
373,320	Western Digital Corp.	26,188,398
1,482,118	Western Union Co. (The)	29,879,499
1,105,079	Xerox Corp.	28,698,902
443,513	Xilinx, Inc.	31,963,982

		2,138,587,738

	Materials - 4.7%
183,051	Air Products & Chemicals, Inc.	30,051,483
323,409	Albemarle Corp.	30,465,128
285,498	Avery Dennison Corp.	32,740,911
820,284	Ball Corp.	31,966,467
714,397	CF Industries Holdings, Inc.	31,733,515
442,156	DowDuPont, Inc.	30,407,068
282,772	Eastman Chemical Co.	29,300,835
211,057	Ecolab, Inc.	29,695,720
347,951	FMC Corp.	31,273,836
1,710,646	Freeport-McMoRan, Inc.	28,225,659
243,985	International Flavors & Fragrances, Inc.	32,391,449
524,466	International Paper Co.	28,179,558
261,232	LyondellBasell Industries NV, Class A	28,941,893
132,127	Martin Marietta Materials, Inc.	26,348,766
1,046,922	Mosaic Co. (The)	31,522,821
803,636	Newmont Mining Corp.	29,477,368
461,360	Nucor Corp.	30,878,825
251,554	Packaging Corp. of America	28,400,447
296,154	PPG Industries, Inc.	32,772,402
192,975	Praxair, Inc.	32,323,312
704,174	Sealed Air Corp.	31,032,948
77,481	Sherwin-Williams Co. (The)	34,148,201
237,233	Vulcan Materials Co.	26,570,096
505,938	WestRock Co.	29,334,285

		728,182,993

	Real Estate - 6.7%
242,506	Alexandria Real Estate Equities, Inc. REIT	30,904,965
221,333	American Tower Corp. REIT	32,810,404
739,639	Apartment Investment & Management Co., Class A REIT	31,545,603
183,792	AvalonBay Communities, Inc. REIT	32,503,615
251,481	Boston Properties, Inc. REIT	31,568,410
634,838	CBRE Group, Inc., Class A REIT(b)	31,614,932
299,341	Crown Castle International Corp. REIT	33,175,963
281,502	Digital Realty Trust, Inc. REIT	34,179,973
1,073,985	Duke Realty Corp. REIT	31,274,443
76,479	Equinix, Inc. REIT	33,595,695
477,452	Equity Residential REIT	31,239,684
127,980	Essex Property Trust, Inc. REIT	30,772,791
314,746	Extra Space Storage, Inc. REIT	29,576,682
255,200	Federal Realty Investment Trust REIT	32,027,600
1,492,139	GGP, Inc. REIT	31,812,403
1,267,185	HCP, Inc. REIT	32,820,092
1,396,284	Host Hotels & Resorts, Inc. REIT	29,238,187
891,151	Iron Mountain, Inc. REIT	31,288,312
1,882,963	Kimco Realty Corp. REIT	31,426,652
541,097	Macerich Co. (The) REIT	31,957,189
320,321	Mid-America Apartment Communities, Inc. REIT	32,281,950
467,651	Prologis, Inc. REIT	30,687,259
142,431	Public Storage REIT	31,025,745
578,997	Realty Income Corp. REIT	32,290,663
518,643	Regency Centers Corp. REIT	33,001,254
196,052	SBA Communications Corp. REIT(b)	31,025,229
186,508	Simon Property Group, Inc. REIT	32,864,575
312,951	SL Green Realty Corp. REIT	32,268,378
823,132	UDR, Inc. REIT	31,674,119

562,401	Ventas, Inc. REIT	$31,708,168
430,767	Vornado Realty Trust REIT	30,980,763
531,864	Welltower, Inc. REIT	33,294,686
809,310	Weyerhaeuser Co. REIT	27,662,216

		1,046,098,600

	Telecommunication Services - 0.6%
896,877	AT&T, Inc.	28,673,158
1,747,457	CenturyLink, Inc.	32,799,768
627,138	Verizon Communications, Inc.	32,385,406

		93,858,332

	Utilities - 6.2%
2,415,340	AES Corp. (The)	32,268,942
786,218	Alliant Energy Corp.	33,783,787
544,056	Ameren Corp.	33,764,115
473,065	American Electric Power Co., Inc.	33,653,844
383,403	American Water Works Co., Inc.	33,835,315
1,216,698	CenterPoint Energy, Inc.	34,651,559
711,503	CMS Energy Corp.	34,394,055
422,043	Consolidated Edison, Inc.	33,311,854
492,705	Dominion Energy, Inc.	35,331,876
316,118	DTE Energy Co.	34,311,448
417,438	Duke Energy Corp.	34,071,290
517,404	Edison International	34,474,629
401,129	Entergy Corp.	32,603,765
597,068	Evergy, Inc.	33,489,544
575,858	Eversource Energy	34,966,098
771,177	Exelon Corp.	32,775,022
925,671	FirstEnergy Corp.	32,796,524
196,692	NextEra Energy, Inc.	32,953,778
1,311,369	NiSource, Inc.	34,331,640
930,465	NRG Energy, Inc.	29,467,827
744,118	PG&E Corp.	32,056,603
409,696	Pinnacle West Capital Corp.	32,951,849
1,195,939	PPL Corp.	34,407,165
606,111	Public Service Enterprise Group, Inc.	31,251,083
853,183	SCANA Corp.	34,118,788
304,064	Sempra Energy	35,146,758
712,636	Southern Co. (The)	34,634,110
513,031	WEC Energy Group, Inc.	34,049,867
722,476	Xcel Energy, Inc.	33,855,225

		973,708,360

	Total Common Stocks & Other Equity Interests (Cost $12,613,300,637)	15,587,980,371

	Money Market Fund - 0.0%
7,392,364	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $7,392,364)	7,392,364

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,620,693,001) - 99.9%	15,595,372,735

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
12,998,089	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $12,998,089)	12,998,089

	Total Investments in Securities (Cost $12,633,691,090) - 100.0%	15,608,370,824
	Other assets less liabilities - (0.0)%	(5,167,518)

	Net Assets - 100.0%	$15,603,203,306

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$25,443,974	$6,361,816	$(173,592)	$(1,825,849)	$(1,292)	$29,805,057	$263,306

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 3.8%
18,524	Aptiv PLC	$1,816,649
37,337	BorgWarner, Inc.	1,718,249
73,787	Goodyear Tire & Rubber Co. (The)	1,786,383

		5,321,281

	Automobiles - 3.6%
154,338	Ford Motor Co.	1,549,553
42,203	General Motors Co.	1,599,916
43,788	Harley-Davidson, Inc.	1,878,067

		5,027,536

	Distributors - 2.7%
19,737	Genuine Parts Co.	1,920,607
57,301	LKQ Corp.(b)	1,920,730

		3,841,337

	Diversified Consumer Services - 1.1%
64,067	H&R Block, Inc.	1,611,926

	Hotels, Restaurants & Leisure - 15.6%
30,645	Carnival Corp.	1,815,410
4,122	Chipotle Mexican Grill, Inc.(b)	1,787,546
20,419	Darden Restaurants, Inc.	2,183,608
22,195	Hilton Worldwide Holdings, Inc.	1,745,859
13,497	Marriott International, Inc., Class A	1,725,456
11,053	McDonald’s Corp.	1,741,289
60,672	MGM Resorts International	1,903,281
36,090	Norwegian Cruise Line Holdings Ltd.(b)	1,805,583
18,045	Royal Caribbean Cruises Ltd.	2,034,754
32,995	Starbucks Corp.	1,728,608
10,483	Wynn Resorts Ltd.	1,748,355
22,454	Yum! Brands, Inc.	1,780,378

		22,000,127

	Household Durables - 10.2%
42,260	D.R. Horton, Inc.	1,846,762
30,192	Garmin Ltd.	1,885,490
42,794	Leggett & Platt, Inc.	1,864,535
34,584	Lennar Corp., Class A	1,807,706
8,876	Mohawk Industries, Inc.(b)	1,671,883
75,672	Newell Brands, Inc.	1,981,850
57,354	PulteGroup, Inc.	1,634,015
12,548	Whirlpool Corp.	1,645,043

		14,337,284

	Internet & Direct Marketing Retail - 6.7%
1,109	Amazon.com, Inc.(b)	1,971,181
872	Booking Holdings, Inc.(b)	1,769,044
15,447	Expedia Group, Inc.	2,067,426
5,180	Netflix, Inc.(b)	1,747,991
33,446	TripAdvisor, Inc.(b)	1,939,534

		9,495,176

	Leisure Products - 2.7%
20,676	Hasbro, Inc.	2,059,536
109,657	Mattel, Inc.	1,740,257

		3,799,793

	Media - 15.2%
36,526	CBS Corp., Class B	1,923,824
6,733	Charter Communications, Inc., Class A(b)	2,050,737
58,214	Comcast Corp., Class A	2,082,897
26,428	Discovery, Inc., Class A(b)	702,456
57,759	Discovery, Inc., Class C(b)	1,417,983
58,214	DISH Network Corp., Class A(b)	1,837,234

80,777	Interpublic Group of Cos., Inc. (The)	$1,821,521
89,122	News Corp., Class A	1,343,069
28,286	News Corp., Class B	432,776
25,271	Omnicom Group, Inc.	1,739,403
33,072	Twenty-First Century Fox, Inc., Class A	1,488,240
13,752	Twenty-First Century Fox, Inc., Class B	610,864
66,911	Viacom, Inc., Class B	1,943,765
17,959	Walt Disney Co. (The)	2,039,424

		21,434,193

	Multi-line Retail - 8.1%
19,680	Dollar General Corp.	1,931,592
22,600	Dollar Tree, Inc.(b)	2,062,928
24,013	Kohl’s Corp.	1,773,840
46,826	Macy’s, Inc.	1,860,397
35,591	Nordstrom, Inc.	1,865,324
23,939	Target Corp.	1,931,399

		11,425,480

	Specialty Retail - 19.8%
14,178	Advance Auto Parts, Inc.	2,002,359
2,772	AutoZone, Inc.(b)	1,955,729
25,829	Best Buy Co., Inc.	1,937,950
25,306	CarMax, Inc.(b)	1,889,852
31,696	Foot Locker, Inc.	1,547,082
58,837	Gap, Inc. (The)	1,775,112
9,418	Home Depot, Inc. (The)	1,860,243
50,488	L Brands, Inc.	1,598,955
18,633	Lowe’s Cos., Inc.	1,851,002
6,594	O’Reilly Automotive, Inc.(b)	2,017,764
21,757	Ross Stores, Inc.	1,902,215
14,126	Tiffany & Co.	1,943,173
19,673	TJX Cos., Inc. (The)	1,913,396
24,385	Tractor Supply Co.	1,903,005
7,378	Ulta Beauty, Inc.(b)	1,803,109

		27,900,946

	Textiles, Apparel & Luxury Goods - 10.5%
92,958	Hanesbrands, Inc.	2,069,245
28,887	Michael Kors Holdings Ltd.(b)	1,927,629
24,931	NIKE, Inc., Class B	1,917,443
11,104	PVH Corp.	1,704,686
13,128	Ralph Lauren Corp., Class A	1,772,017
40,388	Tapestry, Inc.	1,903,083
39,876	Under Armour, Inc., Class C(b)	747,276
40,076	Under Armour, Inc., Class A(b)	800,318
22,322	VF Corp.	2,055,187

		14,896,884

	Total Common Stocks (Cost $138,307,749)	141,091,963

	Money Market Fund - 0.0%
45,326	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $45,326)	45,326

	Total Investments in Securities (Cost $138,353,075) - 100.0%	141,137,289
	Other assets less liabilities - 0.0%	48,647

	Net Assets - 100.0%	$141,185,936

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Beverages - 18.6%
268,906	Brown-Forman Corp., Class B	$14,311,177
324,094	Coca-Cola Co. (The)	15,112,503
62,671	Constellation Brands, Inc., Class A	13,175,325
224,102	Molson Coors Brewing Co., Class B	15,014,834
256,740	Monster Beverage Corp.(b)	15,409,535
138,979	PepsiCo, Inc.	15,982,585

		89,005,959

	Food & Staples Retailing - 15.9%
69,905	Costco Wholesale Corp.	15,288,922
561,669	Kroger Co. (The)	16,288,401
215,328	Sysco Corp.	14,472,195
224,668	Walgreens Boots Alliance, Inc.	15,192,050
168,847	Walmart, Inc.	15,066,218

		76,307,786

	Food Products - 37.6%
317,590	Archer-Daniels-Midland Co.	15,326,893
418,324	Campbell Soup Co.	17,109,452
377,423	Conagra Brands, Inc.	13,855,198
331,949	General Mills, Inc.	15,289,571
155,213	Hershey Co. (The)	15,243,469
393,370	Hormel Foods Corp.	14,149,519
138,938	JM Smucker Co. (The)	15,438,791
223,574	Kellogg Co.	15,880,461
243,611	Kraft Heinz Co. (The)	14,677,563
137,649	McCormick & Co., Inc.	16,179,263
358,068	Mondelez International, Inc., Class A	15,532,990
201,328	Tyson Foods, Inc., Class A	11,606,559

		180,289,729

	Household Products - 16.2%
295,579	Church & Dwight Co., Inc.	16,522,866
112,378	Clorox Co. (The)	15,190,134
224,880	Colgate-Palmolive Co.	15,069,209
137,929	Kimberly-Clark Corp.	15,704,596
184,555	Procter & Gamble Co. (The)	14,926,808

		77,413,613

	Personal Products - 5.5%
1,025,481	Coty, Inc., Class A	13,751,700
93,067	Estee Lauder Cos., Inc. (The), Class A	12,558,461

		26,310,161

	Tobacco - 6.2%
246,819	Altria Group, Inc.	14,483,339
179,349	Philip Morris International, Inc.	15,477,819

		29,961,158

	Total Common Stocks (Cost $488,569,770)	479,288,406

	Money Market Fund - 0.0%
30,282	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $30,282)	30,282

	Total Investments in Securities (Cost $488,600,052) - 100.0%	479,318,688
	Other assets less liabilities - (0.0)%	(38,406)

	Net Assets - 100.0%	$479,280,282

Notes to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Energy ETF (RYE)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 18.6%
317,206	Baker Hughes a GE Co.	$10,968,983
228,826	Halliburton Co.	9,706,799
168,342	Helmerich & Payne, Inc.	10,327,782
258,497	National Oilwell Varco, Inc.	12,568,124
158,527	Schlumberger Ltd.	10,703,743
337,624	TechnipFMC PLC (United Kingdom)	10,989,661

		65,265,092

	Oil, Gas & Consumable Fuels - 81.4%
154,148	Anadarko Petroleum Corp.	11,275,926
76,085	Andeavor	11,417,315
260,580	Apache Corp.	11,986,680
467,584	Cabot Oil & Gas Corp.	10,988,224
87,044	Chevron Corp.	10,991,046
128,597	Cimarex Energy Co.	12,679,664
85,802	Concho Resources, Inc.(b)	12,514,222
158,527	ConocoPhillips	11,440,893
261,064	Devon Energy Corp.	11,750,491
93,532	EOG Resources, Inc.	12,060,016
207,212	EQT Corp.	10,294,292
131,662	Exxon Mobil Corp.	10,731,770
177,987	Hess Corp.	11,681,287
142,587	HollyFrontier Corp.	10,634,138
653,214	Kinder Morgan, Inc.	11,614,145
524,380	Marathon Oil Corp.	11,074,905
139,349	Marathon Petroleum Corp.	11,263,580
377,599	Newfield Exploration Co.(b)	10,844,643
323,163	Noble Energy, Inc.	11,662,953
128,785	Occidental Petroleum Corp.	10,808,925
160,804	ONEOK, Inc.	11,327,034
94,196	Phillips 66	11,618,135
56,963	Pioneer Natural Resources Co.	10,781,387
91,942	Valero Energy Corp.	10,881,336
421,396	Williams Cos., Inc. (The)	12,536,531

		284,859,538

	Total Investments in Securities (Cost $338,672,002) - 100.0%	350,124,630
	Other assets less liabilities - 0.0%	104,337

	Net Assets - 100.0%	$350,228,967

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 26.5%
206,245	Bank of America Corp.	$6,368,846
113,359	BB&T Corp.	5,759,771
90,396	Citigroup, Inc.	6,498,568
147,437	Citizens Financial Group, Inc.	5,865,044
64,159	Comerica, Inc.	6,219,573
194,574	Fifth Third Bancorp	5,757,445
394,482	Huntington Bancshares, Inc.	6,090,802
55,706	JPMorgan Chase & Co.	6,403,405
301,334	KeyCorp	6,288,840
34,947	M&T Bank Corp.	6,058,062
322,533	People’s United Financial, Inc.	5,879,777
41,582	PNC Financial Services Group, Inc. (The)	6,022,321
323,883	Regions Financial Corp.	6,027,463
87,756	SunTrust Banks, Inc.	6,324,575
19,004	SVB Financial Group(b)	5,850,951
118,912	US Bancorp	6,303,525
111,161	Wells Fargo & Co.	6,368,414
108,226	Zions Bancorporation	5,595,284

		109,682,666

	Capital Markets - 30.0%
37,501	Affiliated Managers Group, Inc.	6,000,535
43,395	Ameriprise Financial, Inc.	6,321,350
107,530	Bank of New York Mellon Corp. (The)	5,749,629
11,265	BlackRock, Inc.	5,663,591
59,542	Cboe Global Markets, Inc.	5,783,315
107,214	Charles Schwab Corp. (The)	5,474,347
36,201	CME Group, Inc.	5,760,303
94,625	E*TRADE Financial Corp.(b)	5,659,521
179,872	Franklin Resources, Inc.	6,173,207
26,520	Goldman Sachs Group, Inc. (The)	6,296,644
81,807	Intercontinental Exchange, Inc.	6,046,355
221,604	Invesco Ltd.(c)	5,981,092
34,540	Moody’s Corp.	5,910,485
119,234	Morgan Stanley	6,028,471
37,223	MSCI, Inc., Class A	6,186,090
65,067	Nasdaq, Inc.	5,947,124
57,888	Northern Trust Corp.	6,322,527
61,527	Raymond James Financial, Inc.	5,635,258
29,980	S&P Global, Inc.	6,009,191
61,610	State Street Corp.	5,440,779
49,134	T. Rowe Price Group, Inc.	5,850,877

		124,240,691

	Consumer Finance - 5.6%
61,282	American Express Co.	6,098,785
63,828	Capital One Financial Corp.	6,020,257
82,109	Discover Financial Services	5,863,404
174,595	Synchrony Financial	5,052,779

		23,035,225

	Diversified Financial Services - 3.1%
31,577	Berkshire Hathaway, Inc., Class B(b)	6,248,141
268,288	Jefferies Financial Group, Inc.	6,505,984

		12,754,125

	Insurance - 34.7%
134,879	Aflac, Inc.	6,277,269
66,049	Allstate Corp. (The)	6,282,581
112,290	American International Group, Inc.	6,199,531
43,292	Aon PLC	6,214,567
91,316	Arthur J. Gallagher & Co.	6,515,397
62,971	Assurant, Inc.	6,945,701
132,536	Brighthouse Financial, Inc.(b)	5,756,038

46,355	Chubb Ltd.	$6,476,721
86,832	Cincinnati Financial Corp.	6,567,104
26,873	Everest Re Group Ltd.	5,867,720
116,211	Hartford Financial Services Group, Inc. (The)	6,124,320
89,378	Lincoln National Corp.	6,086,642
122,757	Loews Corp.	6,233,600
74,661	Marsh & McLennan Cos., Inc.	6,223,741
130,551	MetLife, Inc.	5,971,403
108,968	Principal Financial Group, Inc.	6,328,861
98,499	Progressive Corp. (The)	5,910,925
61,556	Prudential Financial, Inc.	6,211,616
71,769	Torchmark Corp.	6,320,696
47,132	Travelers Cos., Inc. (The)	6,133,758
157,291	Unum Group	6,249,171
39,141	Willis Towers Watson PLC	6,239,858
109,937	XL Group Ltd. (Bermuda)	6,181,757

		143,318,977

	Total Common Stocks (Cost $393,520,814)	413,031,684

	Money Market Fund - 0.0%
120,080	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $120,080)	120,080

	Total Investments in Securities (Cost $393,640,894) - 99.9%	413,151,764
	Other assets less liabilities - 0.1%	214,906

	Net Assets - 100.0%	$413,366,670

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$5,711,233	$1,392,514	$(717,414)	$(358,406)	$(46,835)	$5,981,092	$57,966

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 14.9%
98,301	AbbVie, Inc.	$9,066,301
83,431	Alexion Pharmaceuticals, Inc.(b)	11,092,986
53,567	Amgen, Inc.	10,528,594
32,551	Biogen, Inc.(b)	10,884,078
124,872	Celgene Corp.(b)	11,249,718
137,288	Gilead Sciences, Inc.	10,685,125
141,014	Incyte Corp.(b)	9,383,072
32,043	Regeneron Pharmaceuticals, Inc.(b)	11,792,144
65,575	Vertex Pharmaceuticals, Inc.(b)	11,478,904

		96,160,922

	Health Care Equipment & Supplies - 28.3%
156,036	Abbott Laboratories	10,226,599
24,092	ABIOMED, Inc.(b)	8,541,337
28,478	Align Technology, Inc.(b)	10,156,679
132,020	Baxter International, Inc.	9,564,849
42,583	Becton, Dickinson and Co.	10,661,506
308,995	Boston Scientific Corp.(b)	10,385,322
42,515	Cooper Cos., Inc. (The)	11,075,158
95,849	Danaher Corp.	9,832,190
229,804	DENTSPLY SIRONA, Inc.	11,055,870
69,126	Edwards Lifesciences Corp.(b)	9,846,999
257,496	Hologic, Inc.(b)	11,049,153
44,933	IDEXX Laboratories, Inc.(b)	11,005,440
20,372	Intuitive Surgical, Inc.(b)	10,352,847
113,241	Medtronic PLC	10,217,735
92,447	ResMed, Inc.	9,779,044
55,168	Stryker Corp.	9,006,176
81,141	Varian Medical Systems, Inc.(b)	9,367,728
86,222	Zimmer Biomet Holdings, Inc.	10,822,585

		182,947,217

	Health Care Providers & Services - 28.0%
54,601	Aetna, Inc.	10,286,283
114,675	AmerisourceBergen Corp.	9,383,855
43,244	Anthem, Inc.	10,940,732
185,049	Cardinal Health, Inc.	9,243,198
82,401	Centene Corp.(b)	10,739,322
55,522	Cigna Corp.	9,961,757
149,514	CVS Health Corp.	9,697,478
138,950	DaVita, Inc.(b)	9,765,406
226,223	Envision Healthcare Corp.(b)	10,012,630
125,939	Express Scripts Holding Co.(b)	10,007,113
93,675	HCA Healthcare, Inc.	11,637,245
136,888	Henry Schein, Inc.(b)	10,870,276
33,142	Humana, Inc.	10,412,554
52,805	Laboratory Corp. of America Holdings(b)	9,258,829
67,912	McKesson Corp.	8,529,747
89,979	Quest Diagnostics, Inc.	9,692,538
39,382	UnitedHealth Group, Inc.	9,972,310
85,623	Universal Health Services, Inc., Class B	10,454,568

		180,865,841

	Health Care Technology - 1.6%
162,669	Cerner Corp.(b)	10,098,491

	Life Sciences Tools & Services - 11.2%
150,196	Agilent Technologies, Inc.	9,918,944
35,006	Illumina, Inc.(b)	11,354,546
94,382	IQVIA Holdings, Inc.(b)	11,508,941
16,596	Mettler-Toledo International, Inc.(b)	9,833,296
126,084	PerkinElmer, Inc.	9,983,331

45,491	Thermo Fisher Scientific, Inc.	$10,669,004
48,083	Waters Corp.(b)	9,485,334

		72,753,396

	Pharmaceuticals - 16.0%
57,954	Allergan PLC	10,668,752
185,711	Bristol-Myers Squibb Co.	10,910,521
114,688	Eli Lilly & Co.	11,332,321
79,577	Johnson & Johnson	10,545,544
157,756	Merck & Co., Inc.	10,391,388
238,694	Mylan NV(b)	8,905,673
182,349	Nektar Therapeutics, Class A(b)	9,591,558
134,758	Perrigo Co. PLC	10,850,714
269,222	Pfizer, Inc.	10,750,035
113,763	Zoetis, Inc.	9,838,224

		103,784,730

	Total Common Stocks (Cost $561,721,179)	646,610,597

	Money Market Fund - 0.0%
132,087	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $132,087)	132,087

	Total Investments in Securities (Cost $561,853,266) - 100.0%	646,742,684
	Other assets less liabilities - 0.0%	128,831

	Net Assets - 100.0%	$646,871,515

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 18.6%
216,496	Arconic, Inc.	$4,695,798
10,511	Boeing Co. (The)	3,745,069
19,173	General Dynamics Corp.	3,829,999
25,115	Harris Corp.	4,142,719
17,160	Huntington Ingalls Industries, Inc.	3,999,138
19,018	L3 Technologies, Inc.	4,078,220
12,050	Lockheed Martin Corp.	3,929,505
11,469	Northrop Grumman Corp.	3,446,320
18,103	Raytheon Co.	3,584,937
27,906	Rockwell Collins, Inc.	3,878,655
56,029	Textron, Inc.	3,825,100
11,226	TransDigm Group, Inc.	4,215,812
30,437	United Technologies Corp.	4,131,518

		51,502,790

	Air Freight & Logistics - 5.6%
43,976	C.H. Robinson Worldwide, Inc.	4,055,906
50,757	Expeditors International of Washington, Inc.	3,866,161
14,929	FedEx Corp.	3,670,593
33,311	United Parcel Service, Inc., Class B	3,993,656

		15,586,316

	Airlines - 7.3%
62,312	Alaska Air Group, Inc.	3,915,063
90,094	American Airlines Group, Inc.	3,562,317
71,804	Delta Air Lines, Inc.	3,907,574
76,940	Southwest Airlines Co.	4,474,830
55,493	United Continental Holdings, Inc.	4,461,637

		20,321,421

	Building Products - 7.0%
59,901	A.O. Smith Corp.	3,565,907
47,879	Allegion PLC	3,904,054
66,369	Fortune Brands Home & Security, Inc.	3,849,402
110,528	Johnson Controls International PLC	4,145,905
99,947	Masco Corp.	4,030,862

		19,496,130

	Commercial Services & Supplies - 7.5%
20,283	Cintas Corp.	4,147,468
70,536	Copart, Inc.(b)	4,048,061
56,915	Republic Services, Inc.	4,125,199
60,123	Stericycle, Inc.(b)	4,200,193
46,461	Waste Management, Inc.	4,181,490

		20,702,411

	Construction & Engineering - 4.1%
77,151	Fluor Corp.	3,953,989
58,318	Jacobs Engineering Group, Inc.	3,944,046
104,659	Quanta Services, Inc.(b)	3,565,732

		11,463,767

	Electrical Equipment - 5.8%
51,274	AMETEK, Inc.	3,989,117
48,338	Eaton Corp. PLC	4,020,271
53,095	Emerson Electric Co.	3,837,707
21,818	Rockwell Automation, Inc.	4,092,184

		15,939,279

	Industrial Conglomerates - 5.8%
18,800	3M Co.	3,991,616
278,817	General Electric Co.	3,800,276
25,576	Honeywell International, Inc.	4,083,208
13,600	Roper Technologies, Inc.	4,105,840

		15,980,940

	Machinery - 19.9%
25,005	Caterpillar, Inc.	$3,595,719
27,031	Cummins, Inc.	3,860,297
24,720	Deere & Co.	3,579,209
49,213	Dover Corp.	4,083,695
92,102	Flowserve Corp.	4,082,882
49,666	Fortive Corp.	4,076,585
26,286	Illinois Tool Works, Inc.	3,767,572
42,826	Ingersoll-Rand PLC	4,218,789
59,514	PACCAR, Inc.	3,911,260
22,231	Parker-Hannifin Corp.	3,758,151
86,309	Pentair PLC (United Kingdom)	3,853,697
24,748	Snap-on, Inc.	4,197,013
26,717	Stanley Black & Decker, Inc.	3,993,390
53,008	Xylem, Inc.	4,058,293

		55,036,552

	Professional Services - 6.8%
30,387	Equifax, Inc.	3,813,569
75,946	IHS Markit Ltd.(b)	4,027,416
124,325	Nielsen Holdings PLC	2,929,097
56,361	Robert Half International, Inc.	4,269,909
35,614	Verisk Analytics, Inc.(b)	3,939,621

		18,979,612

	Road & Rail - 7.3%
57,908	CSX Corp.	4,092,937
30,182	J.B. Hunt Transport Services, Inc.	3,618,822
35,551	Kansas City Southern	4,133,515
25,182	Norfolk Southern Corp.	4,255,758
26,875	Union Pacific Corp.	4,028,294

		20,129,326

	Trading Companies & Distributors - 4.3%
73,531	Fastenal Co.	4,186,120
23,286	United Rentals, Inc.(b)	3,464,957
12,346	W.W. Grainger, Inc.	4,278,630

		11,929,707

	Total Investments in Securities (Cost $266,883,227) - 100.0%	277,068,251
	Other assets less liabilities - 0.0%	31,078

	Net Assets - 100.0%	$277,099,329

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Materials ETF (RTM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 55.6%
43,031	Air Products & Chemicals, Inc.	$7,064,399
76,030	Albemarle Corp.	7,162,026
167,927	CF Industries Holdings, Inc.	7,459,317
104,347	DowDuPont, Inc.	7,175,943
66,480	Eastman Chemical Co.	6,888,658
49,600	Ecolab, Inc.	6,978,720
81,803	FMC Corp.	7,352,454
57,363	International Flavors & Fragrances, Inc.	7,615,512
61,402	LyondellBasell Industries NV, Class A	6,802,728
246,132	Mosaic Co. (The)	7,411,034
69,621	PPG Industries, Inc.	7,704,260
45,369	Praxair, Inc.	7,599,307
18,215	Sherwin-Williams Co. (The)	8,027,897

		95,242,255

	Construction Materials - 7.3%
31,587	Martin Marietta Materials, Inc.	6,299,080
55,759	Vulcan Materials Co.	6,245,008

		12,544,088

	Containers & Packaging - 24.9%
67,122	Avery Dennison Corp.	7,697,551
192,847	Ball Corp.	7,515,248
123,298	International Paper Co.	6,624,801
59,126	Packaging Corp. of America	6,675,325
165,551	Sealed Air Corp.	7,295,833
118,948	WestRock Co.	6,896,605

		42,705,363

	Metals & Mining - 12.2%
402,168	Freeport-McMoRan, Inc.	6,635,772
188,930	Newmont Mining Corp.	6,929,953
108,468	Nucor Corp.	7,259,763

		20,825,488

	Total Common Stocks (Cost $178,354,617)	171,317,194

	Money Market Fund - 0.0%
3,023	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $3,023)	3,023

	Total Investments in Securities (Cost $178,357,640) - 100.0%	171,320,217
	Other assets less liabilities - 0.0%	56,928

	Net Assets - 100.0%	$171,377,145

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Equity REITs - 96.9%
3,861	Alexandria Real Estate Equities, Inc. REIT	$492,046
3,544	American Tower Corp. REIT	525,363
11,776	Apartment Investment & Management Co., Class A REIT	502,246
2,926	AvalonBay Communities, Inc. REIT	517,463
4,004	Boston Properties, Inc. REIT	502,622
4,766	Crown Castle International Corp. REIT	528,216
4,482	Digital Realty Trust, Inc. REIT	544,204
17,098	Duke Realty Corp. REIT	497,894
1,217	Equinix, Inc. REIT	534,604
7,602	Equity Residential REIT	497,399
2,038	Essex Property Trust, Inc. REIT	490,037
5,010	Extra Space Storage, Inc. REIT	470,790
4,063	Federal Realty Investment Trust REIT	509,906
23,757	GGP, Inc. REIT	506,499
20,175	HCP, Inc. REIT	522,532
22,230	Host Hotels & Resorts, Inc. REIT	465,496
14,188	Iron Mountain, Inc. REIT	498,141
29,979	Kimco Realty Corp. REIT	500,350
8,615	Macerich Co. (The) REIT	508,802
5,100	Mid-America Apartment Communities, Inc. REIT	513,978
7,446	Prologis, Inc. REIT	488,607
2,268	Public Storage REIT	494,038
9,218	Realty Income Corp. REIT	514,088
8,257	Regency Centers Corp. REIT	525,393
3,121	SBA Communications Corp. REIT(b)	493,898
2,969	Simon Property Group, Inc. REIT	523,167
4,983	SL Green Realty Corp. REIT	513,797
13,106	UDR, Inc. REIT	504,319
8,954	Ventas, Inc. REIT	504,827
6,858	Vornado Realty Trust REIT	493,227
8,468	Welltower, Inc. REIT	530,097
12,885	Weyerhaeuser Co. REIT	440,409

		16,154,455

	Real Estate Management & Development - 3.0%
10,106	CBRE Group, Inc., Class A REIT(b)	503,279

	Total Common Stocks & Other Equity Interests (Cost $17,323,462)	16,657,734

	Money Market Fund - 0.1%
13,589	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $13,589)	13,589

	Total Investments in Securities (Cost $17,337,051) - 100.0%	16,671,323
	Other assets less liabilities - (0.0)%	(3,596)

	Net Assets - 100.0%	$16,667,727

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Technology ETF (RYT)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communications Equipment - 5.7%
592,776	Cisco Systems, Inc.	$25,068,497
145,781	F5 Networks, Inc.(b)	24,983,948
923,135	Juniper Networks, Inc.	24,315,376
229,509	Motorola Solutions, Inc.	27,839,441

		102,207,262

	Electronic Equipment, Instruments & Components - 7.0%
283,509	Amphenol Corp., Class A	26,510,927
896,483	Corning, Inc.	29,745,306
468,105	FLIR Systems, Inc.	27,430,953
103,530	IPG Photonics Corp.(b)	16,983,061
265,026	TE Connectivity Ltd.	24,798,483

		125,468,730

	Internet Software & Services - 8.0%
328,414	Akamai Technologies, Inc.(b)	24,716,438
11,326	Alphabet, Inc., Class A(b)	13,899,494
11,549	Alphabet, Inc., Class C(b)	14,058,136
639,710	eBay, Inc.(b)	21,398,299
136,297	Facebook, Inc., Class A(b)	23,522,136
625,429	Twitter, Inc.(b)	19,932,422
186,943	VeriSign, Inc.(b)	27,149,732

		144,676,657

	IT Services - 25.8%
158,932	Accenture PLC, Class A	25,322,636
115,901	Alliance Data Systems Corp.	26,063,817
190,424	Automatic Data Processing, Inc.	25,705,336
215,862	Broadridge Financial Solutions, Inc.	24,388,089
334,249	Cognizant Technology Solutions Corp., Class A	27,241,293
301,308	DXC Technology Co.	25,532,840
242,829	Fidelity National Information Services, Inc.	25,042,955
341,511	Fiserv, Inc.(b)	25,777,250
122,644	FleetCor Technologies, Inc.(b)	26,613,748
187,133	Gartner, Inc.(b)	25,343,422
220,139	Global Payments, Inc.	24,781,047
176,365	International Business Machines Corp.	25,560,579
128,844	Mastercard, Inc., Class A	25,511,112
378,082	Paychex, Inc.	26,095,220
305,594	PayPal Holdings, Inc.(b)	25,101,491
295,775	Total System Services, Inc.	27,075,244
191,287	Visa, Inc., Class A	26,156,584
1,238,535	Western Union Co. (The)	24,968,866

		462,281,529

	Semiconductors & Semiconductor Equipment - 21.0%
1,690,092	Advanced Micro Devices, Inc.(b)	30,979,386
255,036	Analog Devices, Inc.	24,519,161
503,889	Applied Materials, Inc.	24,504,122
99,910	Broadcom, Inc.	22,157,041
468,184	Intel Corp.	22,519,651
225,691	KLA-Tencor Corp.	26,500,637
137,074	Lam Research Corp.	26,131,787
252,313	Microchip Technology, Inc.	23,573,604
419,839	Micron Technology, Inc.(b)	22,163,301
98,269	NVIDIA Corp.	24,062,147
321,531	Qorvo, Inc.(b)	26,288,375
427,712	QUALCOMM, Inc.	27,412,062
258,230	Skyworks Solutions, Inc.	24,423,393
222,689	Texas Instruments, Inc.	24,789,740

370,634	Xilinx, Inc.	$26,711,592

		376,735,999

	Software - 22.8%
346,937	Activision Blizzard, Inc.	25,472,114
102,599	Adobe Systems, Inc.(b)	25,103,923
149,648	ANSYS, Inc.(b)	25,272,554
190,734	Autodesk, Inc.(b)	24,497,875
710,417	CA, Inc.	31,407,536
584,841	Cadence Design Systems, Inc.(b)	25,785,640
238,780	Citrix Systems, Inc.(b)	26,258,637
186,943	Electronic Arts, Inc.(b)	24,068,911
124,958	Intuit, Inc.	25,521,422
253,605	Microsoft Corp.	26,902,418
534,950	Oracle Corp.	25,506,416
150,672	Red Hat, Inc.(b)	21,279,407
193,020	salesforce.com, Inc.(b)	26,472,693
1,208,907	Symantec Corp.	24,444,099
284,763	Synopsys, Inc.(b)	25,466,355
227,243	Take-Two Interactive Software, Inc.(b)	25,683,004

		409,143,004

	Technology Hardware, Storage & Peripherals - 9.6%
134,449	Apple, Inc.	25,584,300
1,609,863	Hewlett Packard Enterprise Co.	24,856,285
1,087,048	HP, Inc.	25,089,068
346,649	NetApp, Inc.	26,872,230
460,413	Seagate Technology PLC	24,226,932
311,957	Western Digital Corp.	21,883,784
923,465	Xerox Corp.	23,982,386

		172,494,985

	Total Common Stocks (Cost $1,471,421,937)	1,793,008,166

	Money Market Fund - 0.1%
1,358,568	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $1,358,568)	1,358,568

	Total Investments in Securities (Cost $1,472,780,505) - 100.0%	1,794,366,734
	Other assets less liabilities - (0.0)%	(206,110)

	Net Assets - 100.0%	$1,794,160,624

Notes to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Diversified Telecommunication Services - 8.8%
121,816	AT&T, Inc.	$3,894,458
233,486	CenturyLink, Inc.	4,382,532
83,795	Verizon Communications, Inc.	4,327,174

		12,604,164

	Electric Utilities - 47.1%
105,048	Alliant Energy Corp.	4,513,913
64,281	American Electric Power Co., Inc.	4,572,950
56,360	Duke Energy Corp.	4,600,103
69,133	Edison International	4,606,332
53,596	Entergy Corp.	4,356,283
80,301	Evergy, Inc.	4,504,083
76,942	Eversource Energy	4,671,918
103,026	Exelon Corp.	4,378,605
123,680	FirstEnergy Corp.	4,381,982
26,282	NextEra Energy, Inc.	4,403,286
99,422	PG&E Corp.	4,283,100
55,390	Pinnacle West Capital Corp.	4,455,018
159,792	PPL Corp.	4,597,216
95,218	Southern Co. (The)	4,627,595
96,534	Xcel Energy, Inc.	4,523,583

		67,475,967

	Independent Power & Renewable Electricity Producers - 5.8%
322,711	AES Corp. (The)	4,311,419
124,314	NRG Energy, Inc.	3,937,024

		8,248,443

	Multi-Utilities - 35.0%
72,694	Ameren Corp.	4,511,390
162,565	CenterPoint Energy, Inc.	4,629,851
95,064	CMS Energy Corp.	4,595,394
56,646	Consolidated Edison, Inc.	4,471,069
65,831	Dominion Energy, Inc.	4,720,741
42,498	DTE Energy Co.	4,612,733
175,214	NiSource, Inc.	4,587,102
80,979	Public Service Enterprise Group, Inc.	4,175,277
113,998	SCANA Corp.	4,558,780
40,629	Sempra Energy	4,696,306
69,308	WEC Energy Group, Inc.	4,599,972

		50,158,615

	Water Utilities - 3.2%
51,981	American Water Works Co., Inc.	4,587,323

	Total Investments in Securities (Cost $144,065,316) - 99.9%	143,074,512
	Other assets less liabilities - 0.1%	76,183

	Net Assets - 100.0%	$143,150,695

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 15.2%
6,342	Aaron’s, Inc.	$274,672
5,328	Adtalem Global Education, Inc.(b)	290,642
4,351	AMC Networks, Inc., Class A(b)	262,322
10,912	American Eagle Outfitters, Inc.	274,764
5,337	AutoNation, Inc.(b)	259,005
13,401	Bed Bath & Beyond, Inc.	251,001
6,130	Big Lots, Inc.	266,226
7,166	Boyd Gaming Corp.	267,650
5,472	Brinker International, Inc.	258,114
3,816	Brunswick Corp.	245,369
385	Cable One, Inc.	278,686
2,328	Carter’s, Inc.	244,044
4,849	Cheesecake Factory, Inc. (The)	271,689
858	Churchill Downs, Inc.	245,345
7,657	Cinemark Holdings, Inc.	275,039
1,663	Cracker Barrel Old Country Store, Inc.	243,621
11,367	Dana, Inc.	242,685
2,155	Deckers Outdoor Corp.(b)	243,149
4,936	Delphi Technologies PLC	222,959
7,005	Dick’s Sporting Goods, Inc.	239,151
2,793	Dillard’s, Inc., Class A	224,194
971	Domino’s Pizza, Inc.	255,043
3,890	Dunkin’ Brands Group, Inc.	270,861
2,590	Five Below, Inc.(b)	251,644
10,747	Gentex Corp.	249,330
437	Graham Holdings Co., Class B	244,283
2,699	Helen of Troy Ltd.(b)	309,170
7,582	ILG, Inc.	260,290
6,075	International Speedway Corp., Class A	263,048
3,092	Jack in the Box, Inc.	260,470
3,824	John Wiley & Sons, Inc., Class A	241,486
9,504	KB Home	225,720
5,716	Live Nation Entertainment, Inc.(b)	281,685
5,263	Meredith Corp.	279,728
12,830	Michaels Cos., Inc. (The)(b)	261,860
3,645	Murphy USA, Inc.(b)	288,830
11,178	New York Times Co. (The), Class A	277,214
82	NVR, Inc.(b)	226,273
3,618	Ollie’s Bargain Outlet Holdings, Inc.(b)	251,451
5,041	Papa John’s International, Inc.	211,520
2,080	Polaris Industries, Inc.	219,274
1,758	Pool Corp.	269,414
16,331	Sally Beauty Holdings, Inc.(b)	269,298
4,570	Scientific Games Corp., Class A(b)	219,589
7,150	Service Corp. International	281,353
4,730	Signet Jewelers Ltd.	273,110
3,709	Six Flags Entertainment Corp.	240,900
9,111	Skechers U.S.A., Inc., Class A(b)	252,557
4,393	Sotheby’s(b)	233,312
24,270	TEGNA, Inc.	267,698
5,192	Tempur Sealy International, Inc.(b)	253,733
4,104	Texas Roadhouse, Inc.	257,895
2,577	Thor Industries, Inc.	244,428
6,469	Toll Brothers, Inc.	228,097
14,347	TRI Pointe Group, Inc.(b)	203,297
5,997	Tupperware Brands Corp.	220,150
5,647	Urban Outfitters, Inc.(b)	250,727
1,908	Visteon Corp.(b)	223,389
14,792	Wendy’s Co. (The)	246,731
4,227	Williams-Sonoma, Inc.	247,237

3,269	World Wrestling Entertainment, Inc., Class A	$258,611
5,434	Wyndham Destinations, Inc.	250,616
4,168	Wyndham Hotels & Resorts, Inc.	241,744

		15,943,393

	Consumer Staples - 4.0%
1,011	Boston Beer Co., Inc. (The), Class A(b)	277,974
2,713	Casey’s General Stores, Inc.	296,748
5,532	Edgewell Personal Care Co.(b)	297,954
4,296	Energizer Holdings, Inc.	273,569
12,608	Flowers Foods, Inc.	257,203
9,262	Hain Celestial Group, Inc. (The)(b)	263,411
2,341	Ingredion, Inc.	237,143
3,991	Lamb Weston Holdings, Inc.	280,448
2,009	Lancaster Colony Corp.	291,365
3,190	Nu Skin Enterprises, Inc., Class A	232,392
3,197	Post Holdings, Inc.(b)	276,732
2,520	Sanderson Farms, Inc.	254,092
12,277	Sprouts Farmers Market, Inc.(b)	263,833
8,977	Tootsie Roll Industries, Inc.	268,412
5,284	TreeHouse Foods, Inc.(b)	250,937
6,578	United Natural Foods, Inc.(b)	211,812

		4,234,025

	Energy - 6.9%
6,314	Apergy Corp.(b)	258,874
25,850	Callon Petroleum Co.(b)	278,146
54,494	Chesapeake Energy Corp.(b)	257,212
15,125	CNX Resources Corp.(b)	246,235
2,058	Core Laboratories NV	230,743
13,428	Diamond Offshore Drilling, Inc.(b)	257,818
5,377	Dril-Quip, Inc.(b)	277,184
4,143	Energen Corp.(b)	307,328
39,180	Ensco PLC, Class A	291,107
25,473	Gulfport Energy Corp.(b)	293,194
10,093	Matador Resources Co.(b)	338,115
12,541	McDermott International, Inc.(b)	225,863
7,769	Murphy Oil Corp.	258,397
36,204	Nabors Industries Ltd.	216,500
20,382	Oasis Petroleum, Inc.(b)	249,068
10,796	Oceaneering International, Inc.	295,379
14,024	Patterson-UTI Energy, Inc.	241,213
5,349	PBF Energy, Inc., Class A	249,798
22,518	QEP Resources, Inc.(b)	233,962
16,321	Range Resources Corp.	251,833
16,061	Rowan Cos. PLC, Class A(b)	232,563
10,981	SM Energy Co.	302,087
53,712	Southwestern Energy Co.(b)	276,080
26,081	Superior Energy Services, Inc.(b)	256,637
20,225	Transocean Ltd.(b)	260,296
12,024	World Fuel Services Corp.	334,628
14,627	WPX Energy, Inc.(b)	274,549

		7,194,809

	Financials - 14.6%
443	Alleghany Corp.	278,767
2,348	American Financial Group, Inc.	264,596
6,096	Aspen Insurance Holdings Ltd. (Bermuda)	246,583
9,085	Associated Banc-Corp.	245,295
7,478	BancorpSouth Bank	246,026
2,967	Bank of Hawaii Corp.	238,814
5,261	Bank OZK	215,175
9,203	Brown & Brown, Inc.	269,280
6,001	Cathay General Bancorp	249,582
4,452	Chemical Financial Corp.	252,874
13,245	CNO Financial Group, Inc.	269,536
3,914	Commerce Bancshares, Inc.	261,455
2,231	Cullen/Frost Bankers, Inc.	246,503
3,607	East West Bancorp, Inc.	233,517
4,643	Eaton Vance Corp.	246,683
2,364	Evercore, Inc., Class A	267,132
18,577	F.N.B. Corp.	238,343
1,258	FactSet Research Systems, Inc.	253,311
10,561	Federated Investors, Inc., Class B	255,576

Schedule of Investments(a)

4,986	First American Financial Corp.	$279,216
13,652	First Horizon National Corp.	244,234
14,767	Fulton Financial Corp.	256,207
68,797	Genworth Financial, Inc., Class A(b)	316,466
4,946	Hancock Whitney Corp.	248,536
2,127	Hanover Insurance Group, Inc. (The)	266,768
11,116	Home BancShares, Inc.	257,780
3,672	Interactive Brokers Group, Inc., Class A	219,806
5,910	International Bancshares Corp.	262,700
8,204	Janus Henderson Group PLC (United Kingdom)	267,040
3,216	Kemper Corp.	256,637
7,010	Legg Mason, Inc.	239,251
945	LendingTree, Inc.(b)	225,666
1,220	MarketAxess Holdings, Inc.	236,399
5,106	MB Financial, Inc.	247,386
5,387	Mercury General Corp.	277,053
17,710	Navient Corp.	233,949
21,861	New York Community Bancorp, Inc.	235,443
12,191	Old Republic International Corp.	259,790
4,713	PacWest Bancorp	236,687
3,903	Pinnacle Financial Partners, Inc.	243,938
2,563	Primerica, Inc.	294,232
3,475	Prosperity Bancshares, Inc.	243,771
1,728	Reinsurance Group of America, Inc.	244,512
2,054	RenaissanceRe Holdings Ltd. (Bermuda)	270,820
3,927	SEI Investments Co.	235,384
2,006	Signature Bank/New York NY	220,078
21,716	SLM Corp.(b)	245,174
10,360	Sterling Bancorp	229,992
4,269	Stifel Financial Corp.	235,350
4,593	Synovus Financial Corp.	226,986
9,637	TCF Financial Corp.	241,985
2,561	Texas Capital Bancshares, Inc.(b)	232,539
7,845	Trustmark Corp.	276,066
3,280	UMB Financial Corp.	235,799
10,544	Umpqua Holdings Corp.	224,587
7,008	United Bankshares, Inc.	258,946
19,767	Valley National Bancorp	230,286
3,347	W.R. Berkley Corp.	253,736
7,721	Washington Federal, Inc.	259,040
3,872	Webster Financial Corp.	249,860
2,699	Wintrust Financial Corp.	236,783

		15,235,926

	Health Care - 9.2%
6,604	Acadia Healthcare Co., Inc.(b)	260,726
17,953	Akorn, Inc.(b)	332,490
20,770	Allscripts Healthcare Solutions, Inc.(b)	254,225
4,522	Avanos Medical, Inc.(b)	249,614
875	Bio-Rad Laboratories, Inc., Class A(b)	268,319
1,641	Bio-Techne Corp.	263,610
2,622	Cantel Medical Corp.	243,086
6,530	Catalent, Inc.(b)	272,301
2,297	Charles River Laboratories International, Inc.(b)	285,517
802	Chemed Corp.	253,456
3,953	Encompass Health Corp.	298,965
12,027	Exelixis, Inc.(b)	248,959
4,601	Globus Medical, Inc., Class A(b)	236,859
2,787	Haemonetics Corp.(b)	272,123
2,778	Hill-Rom Holdings, Inc.	261,688
899	ICU Medical, Inc.(b)	257,833
4,044	Integra LifeSciences Holdings Corp.(b)	252,063
4,766	LifePoint Health, Inc.(b)	308,837
2,701	LivaNova PLC(b)	297,461
13,560	Mallinckrodt PLC(b)	317,982
2,573	Masimo Corp.(b)	255,808
3,261	Medidata Solutions, Inc.(b)	242,325
5,643	MEDNAX, Inc.(b)	241,464
2,990	Molina Healthcare, Inc.(b)	311,229
4,958	NuVasive, Inc.(b)	287,812
12,035	Patterson Cos., Inc.	295,098

2,964	PRA Health Sciences, Inc.(b)	$311,635
7,352	Prestige Brands Holdings, Inc.(b)	262,687
2,460	STERIS PLC	281,596
6,124	Syneos Health, Inc., Class A(b)	301,760
925	Teleflex, Inc.	252,257
7,121	Tenet Healthcare Corp.(b)	267,963
2,343	United Therapeutics Corp.(b)	287,978
1,120	WellCare Health Plans, Inc.(b)	299,510
2,709	West Pharmaceutical Services, Inc.	297,042

		9,632,278

	Industrials - 14.4%
2,151	Acuity Brands, Inc.	299,054
7,547	AECOM(b)	253,277
4,116	AGCO Corp.	259,390
6,668	Avis Budget Group, Inc.(b)	232,380
3,268	Brink’s Co. (The)	260,950
2,358	Carlisle Cos., Inc.	289,657
4,823	Clean Harbors, Inc.(b)	274,573
3,061	Crane Co.	277,235
2,005	Curtiss-Wright Corp.	266,725
3,883	Deluxe Corp.	228,825
5,440	Donaldson Co., Inc.	259,488
1,984	Dun & Bradstreet Corp. (The)	249,766
2,746	Dycom Industries, Inc.(b)	244,833
3,321	EMCOR Group, Inc.	255,551
3,254	EnerSys	267,056
3,451	Esterline Technologies Corp.(b)	294,370
3,634	GATX Corp.	299,224
3,271	Genesee & Wyoming, Inc., Class A(b)	281,306
5,463	Graco, Inc.	252,063
4,434	Granite Construction, Inc.	239,214
6,676	Healthcare Services Group, Inc.	268,776
7,587	Herman Miller, Inc.	287,168
6,977	HNI Corp.	301,895
2,340	Hubbell, Inc.	288,405
1,819	IDEX Corp.	279,362
4,806	ITT, Inc.	272,356
13,913	JetBlue Airways Corp.(b)	250,434
13,994	KBR, Inc.	279,600
6,759	Kennametal, Inc.	263,331
2,849	Kirby Corp.(b)	237,749
3,593	KLX, Inc.(b)	262,469
6,470	Knight-Swift Transportation Holdings, Inc.	210,598
2,295	Landstar System, Inc.	255,089
1,226	Lennox International, Inc.	266,140
2,806	Lincoln Electric Holdings, Inc.	263,596
2,840	ManpowerGroup, Inc.	264,858
2,770	MSA Safety, Inc.	279,438
2,807	MSC Industrial Direct Co., Inc., Class A	237,556
1,972	Nordson Corp.	264,465
18,980	NOW, Inc.(b)	283,751
9,538	nVent Electric PLC (United Kingdom)(b)	261,341
1,632	Old Dominion Freight Line, Inc.	239,578
3,469	Oshkosh Corp.	261,042
27,766	Pitney Bowes, Inc.	242,397
3,212	Regal Beloit Corp.	276,071
4,963	Rollins, Inc.	272,667
3,821	Ryder System, Inc.	299,184
1,226	Teledyne Technologies, Inc.(b)	269,009
6,232	Terex Corp.	274,956
5,399	Timken Co. (The)	265,901
4,303	Toro Co. (The)	258,998
7,571	Trinity Industries, Inc.	288,455
1,701	Valmont Industries, Inc.	237,545
2,552	Wabtec Corp.	281,537
1,389	Watsco, Inc.	239,616
6,862	Werner Enterprises, Inc.	255,609
3,317	Woodward, Inc.	276,008

		15,101,887

	Information Technology - 14.5%
10,389	ACI Worldwide, Inc.(b)	268,452
8,634	Acxiom Corp.(b)	350,022

Schedule of Investments(a)

9,936	ARRIS International PLC(b)	$250,983
3,372	Arrow Electronics, Inc.(b)	255,732
6,622	Avnet, Inc.	290,375
4,478	Belden, Inc.	289,951
2,554	Blackbaud, Inc.	254,915
9,497	Cars.com, Inc.(b)	269,430
4,033	CDK Global, Inc.	251,861
10,778	Ciena Corp.(b)	273,761
6,984	Cirrus Logic, Inc.(b)	302,128
5,516	Cognex Corp.	291,134
1,537	Coherent, Inc.(b)	242,938
3,731	CommVault Systems, Inc.(b)	242,142
10,995	Convergys Corp.	270,477
4,787	CoreLogic, Inc.(b)	233,127
5,353	Cree, Inc.(b)	252,394
15,355	Cypress Semiconductor Corp.	273,473
1,317	Fair Isaac Corp.(b)	265,323
4,977	First Solar, Inc.(b)	260,546
4,192	Fortinet, Inc.(b)	263,719
7,698	Integrated Device Technology, Inc.(b)	265,042
3,185	InterDigital, Inc.	262,603
3,023	j2 Global, Inc.	256,471
8,961	Jabil, Inc.	252,431
2,022	Jack Henry & Associates, Inc.	272,363
4,298	Keysight Technologies, Inc.(b)	249,284
4,277	Leidos Holdings, Inc.	292,632
1,159	Littelfuse, Inc.	251,294
2,451	LogMeIn, Inc.	198,654
4,443	Lumentum Holdings, Inc.(b)	232,147
5,723	Manhattan Associates, Inc.(b)	275,391
4,179	MAXIMUS, Inc.	270,841
2,541	MKS Instruments, Inc.	239,616
1,952	Monolithic Power Systems, Inc.	258,991
6,067	National Instruments Corp.	265,795
8,415	NCR Corp.(b)	234,947
9,531	NetScout Systems, Inc.(b)	255,431
10,791	Perspecta, Inc.	234,165
3,523	Plantronics, Inc.	241,889
3,013	PTC, Inc.(b)	276,925
10,267	Sabre Corp.	252,774
2,972	Science Applications International Corp.	250,748
2,426	Silicon Laboratories, Inc.(b)	231,077
5,557	Synaptics, Inc.(b)	278,461
2,335	SYNNEX Corp.	225,257
2,989	Tech Data Corp.(b)	249,312
6,437	Teradata Corp.(b)	246,473
6,775	Teradyne, Inc.	293,019
7,593	Trimble, Inc.(b)	268,033
1,131	Tyler Technologies, Inc.(b)	254,464
991	Ultimate Software Group, Inc. (The)(b)	274,398
11,496	VeriFone Systems, Inc.(b)	263,258
6,431	Versum Materials, Inc.	247,915
4,132	ViaSat, Inc.(b)	290,645
10,854	Vishay Intertechnology, Inc.	271,350
1,394	WEX, Inc.(b)	264,609
1,631	Zebra Technologies Corp., Class A(b)	224,964

		15,126,552

	Materials - 7.2%
9,127	Allegheny Technologies, Inc.(b)	253,731
2,799	AptarGroup, Inc.	286,702
3,276	Ashland Global Holdings, Inc.	268,992
6,140	Bemis Co., Inc.	281,887
4,089	Cabot Corp.	270,283
4,692	Carpenter Technology Corp.	256,981
5,111	Chemours Co. (The)	234,135
10,751	Commercial Metals Co.	240,177
3,835	Compass Minerals International, Inc.	260,205
5,345	Domtar Corp.	257,736
2,346	Eagle Materials, Inc.	233,075
4,503	Greif, Inc., Class A	245,188
8,714	Louisiana-Pacific Corp.	234,581
3,476	Minerals Technologies, Inc.	262,786

657	NewMarket Corp.	$269,002
7,928	Olin Corp.	233,955
14,085	Owens-Illinois, Inc.(b)	263,108
5,982	PolyOne Corp.	268,293
2,742	Reliance Steel & Aluminum Co.	247,328
2,874	Royal Gold, Inc.	243,169
5,146	RPM International, Inc.	331,248
3,011	Scotts Miracle-Gro Co. (The)	239,164
3,740	Sensient Technologies Corp.	259,406
9,446	Silgan Holdings, Inc.	259,859
4,928	Sonoco Products Co.	275,081
5,166	Steel Dynamics, Inc.	243,267
7,054	United States Steel Corp.	256,977
12,541	Valvoline, Inc.	283,301
5,430	Worthington Industries, Inc.	254,233

		7,513,850

	Real Estate - 9.4%
12,040	Alexander & Baldwin, Inc. REIT	288,358
6,186	American Campus Communities, Inc.	255,172
2,876	Camden Property Trust REIT	266,289
12,226	CoreCivic, Inc. REIT	313,475
2,441	CoreSite Realty Corp. REIT	273,636
9,442	Corporate Office Properties Trust REIT	280,805
26,801	Cousins Properties, Inc.	249,785
4,471	CyrusOne, Inc.	276,844
3,927	DCT Industrial Trust, Inc. REIT	262,598
6,803	Douglas Emmett, Inc.	264,229
6,573	Education Realty Trust, Inc. REIT	271,859
4,188	EPR Properties REIT	278,460
7,820	First Industrial Realty Trust, Inc. REIT	254,541
10,497	GEO Group, Inc. (The) REIT	271,662
9,647	Healthcare Realty Trust, Inc. REIT	286,612
5,354	Highwoods Properties, Inc. REIT	262,935
9,142	Hospitality Properties Trust REIT	258,444
6,892	JBG SMITH Properties	251,558
1,535	Jones Lang LaSalle, Inc. REIT	262,500
3,406	Kilroy Realty Corp. REIT	248,468
3,611	Lamar Advertising Co., Class A REIT	265,878
7,449	LaSalle Hotel Properties REIT	258,257
5,831	Liberty Property Trust REIT	249,917
2,785	Life Storage, Inc. REIT	267,249
12,982	Mack-Cali Realty Corp. REIT	252,760
18,776	Medical Properties Trust, Inc. REIT	270,562
6,247	National Retail Properties, Inc. REIT	278,679
8,560	Omega Healthcare Investors, Inc. REIT	254,146
5,055	PotlatchDeltic Corp. REIT	236,321
6,670	Rayonier, Inc. REIT	233,517
12,505	Sabra Health Care REIT, Inc. REIT	270,233
14,901	Senior Housing Properties Trust REIT	265,834
11,696	Tanger Factory Outlet Centers, Inc. REIT	278,950
4,633	Taubman Centers, Inc. REIT	287,478
11,650	Uniti Group, Inc. REIT(b)	205,972
11,728	Urban Edge Properties REIT	265,991
8,799	Weingarten Realty Investors REIT	265,906

		9,785,880

	Telecommunication Services - 0.2%
9,835	Telephone & Data Systems, Inc.	248,334

	Utilities - 4.3%
3,585	ALLETE, Inc.	277,945
7,771	Aqua America, Inc.	287,061
3,072	Atmos Energy Corp.	282,225
4,676	Black Hills Corp.	280,420
7,919	Hawaiian Electric Industries, Inc.	278,511
3,012	IDACORP, Inc.	283,851
9,570	MDU Resources Group, Inc.	277,530
5,034	National Fuel Gas Co.	270,326
6,424	New Jersey Resources Corp.	297,110
5,040	NorthWestern Corp.	299,023
7,766	OGE Energy Corp.	281,440
3,714	ONE Gas, Inc.	286,126
7,342	PNM Resources, Inc.	288,908

Schedule of Investments(a)

3,547	Southwest Gas Holdings, Inc.	$277,375
5,370	UGI Corp.	285,362
3,718	Vectren Corp.	265,725

		4,518,938

	Total Common Stocks & Other Equity Interests (Cost $96,709,908)	104,535,872

	Money Market Fund - 0.3%
310,346	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $310,346)	310,346

	Total Investments in Securities (Cost $97,020,254) - 100.2%	104,846,218
	Other assets less liabilities - (0.2)%	(249,339)

	Net Assets - 100.0%	$104,596,879

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 16.5%
2,685	Abercrombie & Fitch Co., Class A	$63,608
4,086	American Axle & Manufacturing Holdings, Inc.(b)	68,318
1,581	American Public Education, Inc.(b)	69,722
951	Asbury Automotive Group, Inc.(b)	66,855
15,397	Ascena Retail Group, Inc.(b)	56,661
10,734	Barnes & Noble Education, Inc.(b)	60,325
11,561	Barnes & Noble, Inc.	70,522
5,899	Belmond Ltd., Class A (United Kingdom)(b)	66,364
8,200	Big 5 Sporting Goods Corp.(c)	52,890
1,235	BJ’s Restaurants, Inc.	78,114
2,515	Buckle, Inc. (The)(c)	60,486
2,015	Caleres, Inc.	67,482
3,543	Callaway Golf Co.	68,167
4,344	Career Education Corp.(b)	79,930
2,922	Cato Corp. (The), Class A	72,758
332	Cavco Industries, Inc.(b)	70,533
7,783	Chico’s FAS, Inc.	67,712
519	Children’s Place, Inc. (The)	63,785
2,312	Chuy’s Holdings, Inc.(b)	73,175
2,621	Cooper Tire & Rubber Co.	74,830
518	Cooper-Standard Holdings, Inc.(b)	69,826
3,442	Core-Mark Holding Co., Inc.	83,228
3,694	Crocs, Inc.(b)	66,898
1,481	Dave & Buster’s Entertainment, Inc.(b)	72,791
1,079	Dine Brands Global, Inc.	76,641
1,023	Dorman Products, Inc.(b)	76,398
2,839	DSW, Inc., Class A	77,902
5,378	E.W. Scripps Co. (The), Class A	70,452
6,469	El Pollo Loco Holdings, Inc.(b)	75,040
2,913	Ethan Allen Interiors, Inc.	65,542
6,717	Express, Inc.(b)	64,685
2,732	Fiesta Restaurant Group, Inc.(b)	79,365
2,482	Fossil Group, Inc.(b)	65,028
1,670	Fox Factory Holding Corp.(b)	82,999
10,833	Francesca’s Holdings Corp.(b)	88,181
11,372	FTD Cos., Inc.(b)	41,053
4,854	GameStop Corp., Class A(c)	69,946
6,753	Gannett Co., Inc.	71,379
1,719	Genesco, Inc.(b)	69,963
1,899	Gentherm, Inc.(b)	86,025
1,439	G-III Apparel Group Ltd.(b)	65,762
961	Group 1 Automotive, Inc.	67,260
3,141	Guess?, Inc.	71,175
3,279	Haverty Furniture Cos., Inc.	64,924
2,755	Hibbett Sports, Inc.(b)	63,227
1,090	Installed Building Products, Inc.(b)	59,514
1,030	iRobot Corp.(b)(c)	81,627
25,005	J.C. Penney Co., Inc.(b)(c)	61,262
5,731	Kirkland’s, Inc.(b)	65,219
2,069	La-Z-Boy, Inc.	63,104
745	LCI Industries	68,503
1,133	LGI Homes, Inc.(b)	58,565
698	Lithia Motors, Inc., Class A	62,157
2,815	Lumber Liquidators Holdings, Inc.(b)	54,442
2,451	M/I Homes, Inc.(b)	63,383
2,256	Marcus Corp. (The)	86,969
2,860	MarineMax, Inc.(b)	53,625
577	Marriott Vacations Worldwide Corp.	68,726
2,156	MDC Holdings, Inc.	62,610

1,466	Meritage Homes Corp.(b)	$63,258
1,566	Monarch Casino & Resort, Inc.(b)	74,651
1,208	Monro, Inc.	81,480
3,215	Motorcar Parts of America, Inc.(b)	69,444
1,349	Movado Group, Inc.	67,180
4,367	Nautilus, Inc.(b)	62,230
3,931	New Media Investment Group, Inc.	70,719
2,001	Nutrisystem, Inc.	80,040
24,827	Office Depot, Inc.	62,316
773	Oxford Industries, Inc.	71,209
2,175	Penn National Gaming, Inc.(b)	69,709
2,529	Perry Ellis International, Inc.(b)	70,913
1,773	PetMed Express, Inc.(c)	65,831
1,360	Red Robin Gourmet Burgers, Inc.(b)	64,328
4,028	Regis Corp.(b)	70,329
6,974	Rent-A-Center, Inc.(b)	103,494
631	RH(b)	85,728
2,567	Ruth’s Hospitality Group, Inc.	74,315
1,570	Scholastic Corp.	65,563
1,081	Shake Shack, Inc., Class A(b)	67,379
2,042	Shoe Carnival, Inc.	64,057
731	Shutterfly, Inc.(b)	60,132
2,350	Sleep Number Corp.(b)	66,951
3,279	Sonic Automotive, Inc., Class A	66,728
2,211	Sonic Corp.(c)	77,717
1,493	Standard Motor Products, Inc.	72,769
1,278	Steven Madden Ltd.	69,076
633	Strategic Education, Inc.	74,593
1,151	Sturm Ruger & Co., Inc.	62,384
3,729	Superior Industries International, Inc.	68,427
2,127	Tailored Brands, Inc.	42,880
9,279	Tile Shop Holdings, Inc.	77,016
812	TopBuild Corp.(b)	60,315
2,180	Unifi, Inc.(b)	65,771
2,354	Universal Electronics, Inc.(b)	82,272
4,785	Vera Bradley, Inc.(b)	63,593
4,224	Vista Outdoor, Inc.(b)	68,598
10,001	Vitamin Shoppe, Inc.(b)(c)	83,508
2,819	William Lyon Homes, Class A(b)	61,539
1,297	Wingstop, Inc.	64,007
1,732	Winnebago Industries, Inc.	69,107
1,992	Wolverine World Wide, Inc.	70,477
2,627	Zumiez, Inc.(b)	59,502

		7,039,168

	Consumer Staples - 3.4%
2,081	Andersons, Inc. (The)	73,355
43,796	Avon Products, Inc. (United Kingdom)(b)	69,636
2,397	B&G Foods, Inc.(c)	75,266
828	Calavo Growers, Inc.	76,590
1,429	Cal-Maine Foods, Inc.(b)	64,305
396	Central Garden & Pet Co.(b)	17,095
1,344	Central Garden & Pet Co., Class A(b)	53,921
544	Coca-Cola Bottling Co. Consolidated	78,945
3,713	Darling Ingredients, Inc.(b)	74,594
7,263	Dean Foods Co.	71,323
1,314	Inter Parfums, Inc.	79,103
487	J & J Snack Foods Corp.	70,596
1,027	John B. Sanfilippo & Son, Inc.	78,945
474	Medifast, Inc.	81,376
760	MGP Ingredients, Inc.	62,373
2,606	Seneca Foods Corp., Class A(b)	70,232
2,799	SpartanNash Co.	67,064
3,447	SUPERVALU, Inc.(b)	111,407
1,096	Universal Corp.	75,734
490	WD-40 Co.	78,474

		1,430,334

	Energy - 5.5%
6,159	Archrock, Inc.	84,070
1,997	Bonanza Creek Energy, Inc.(b)	74,288
5,517	Bristow Group, Inc.(b)	77,128
2,798	C&J Energy Services, Inc.(b)	65,082
7,724	CARBO Ceramics, Inc.(b)	72,065

Schedule of Investments(a)

2,651	Carrizo Oil & Gas, Inc.(b)	$74,705
19,008	Cloud Peak Energy, Inc.(b)	49,611
1,597	CONSOL Energy, Inc.(b)	66,483
16,061	Denbury Resources, Inc.(b)	72,435
5,488	Era Group, Inc.(b)	77,545
2,563	Exterran Corp.(b)	71,046
5,628	Geospace Technologies Corp.(b)	79,186
3,447	Green Plains, Inc.	57,220
7,052	Gulf Island Fabrication, Inc.	63,821
9,029	Helix Energy Solutions Group, Inc.(b)	90,380
10,587	HighPoint Resources Corp.(b)	69,239
3,781	Matrix Service Co.(b)	75,431
6,846	Newpark Resources, Inc.(b)	75,648
11,952	Noble Corp. PLC(b)	69,800
2,086	Oil States International, Inc.(b)	72,801
3,890	Par Pacific Holdings, Inc.(b)	68,114
1,157	PDC Energy, Inc.(b)	72,868
905	Penn Virginia Corp.(b)	76,491
13,562	Pioneer Energy Services Corp.(b)	44,755
4,947	ProPetro Holding Corp.(b)	81,329
3,895	Renewable Energy Group, Inc.(b)	66,410
953	REX American Resources Corp.(b)	73,381
5,700	Ring Energy, Inc.(b)	70,452
1,314	SEACOR Holdings, Inc.(b)	69,340
6,179	SRC Energy, Inc.(b)	69,946
16,437	TETRA Technologies, Inc.(b)	70,843
3,231	Unit Corp.(b)	80,452
2,371	US Silica Holdings, Inc.	63,922

		2,346,287

	Financials - 15.5%
3,498	Ambac Financial Group, Inc.(b)	71,429
1,935	American Equity Investment Life Holding Co.	69,138
1,228	Ameris Bancorp	57,225
1,161	AMERISAFE, Inc.	72,911
3,743	Apollo Commercial Real Estate Finance, Inc. REIT	71,454
3,055	ARMOUR Residential REIT, Inc. REIT	72,617
3,473	Banc of California, Inc.	69,460
1,137	Banner Corp.	71,597
1,639	Berkshire Hills Bancorp, Inc.	66,543
1,587	BofI Holding, Inc.(b)	61,925
4,018	Boston Private Financial Holdings, Inc.	57,859
3,700	Brookline Bancorp, Inc.	67,340
7,747	Capstead Mortgage Corp. REIT	64,842
2,336	Central Pacific Financial Corp.	64,380
898	City Holding Co.	72,271
1,591	Columbia Banking System, Inc.	65,120
1,139	Community Bank System, Inc.	72,042
2,236	Customers Bancorp, Inc.(b)	56,951
2,955	CVB Financial Corp.	70,684
3,447	Dime Community Bancshares, Inc.	59,288
4,100	Donnelley Financial Solutions, Inc.(b)	85,280
3,148	eHealth, Inc.(b)	74,734
1,753	Employers Holdings, Inc.	81,427
1,822	Encore Capital Group, Inc.(b)	65,774
2,015	Enova International, Inc.(b)	62,465
5,303	EZCORP, Inc., Class A(b)	60,719
2,755	Fidelity Southern Corp.	65,927
8,683	First BanCorp/Puerto Rico(b)	71,374
4,326	First Commonwealth Financial Corp.	72,980
2,101	First Financial Bancorp	63,765
1,271	First Financial Bankshares, Inc.	71,939
2,621	First Midwest Bancorp, Inc.	69,902
751	FirstCash, Inc.	60,981
1,879	Franklin Financial Network, Inc.(b)	73,563
1,710	Glacier Bancorp, Inc.	73,017
4,761	Granite Point Mortgage Trust, Inc. REIT	90,459
1,557	Great Western Bancorp, Inc.	65,161
3,000	Green Bancorp, Inc.	72,900
927	Green Dot Corp., Class A(b)	73,530
2,550	Greenhill & Co., Inc.	83,385

2,300	Hanmi Financial Corp.	$57,615
1,666	HCI Group, Inc.	71,288
2,068	Heritage Financial Corp.	72,483
2,519	HomeStreet, Inc.(b)	74,562
3,785	Hope Bancorp, Inc.	63,512
1,549	Horace Mann Educators Corp.	67,691
853	Independent Bank Corp./MA	75,405
1,372	INTL. FCStone, Inc.(b)	73,526
4,286	Invesco Mortgage Capital, Inc. REIT(d)	71,105
3,205	Investment Technology Group, Inc.	70,991
1,765	James River Group Holdings Ltd.	73,053
1,614	LegacyTexas Financial Group, Inc.	70,742
7,879	Maiden Holdings Ltd.	68,547
628	Meta Financial Group, Inc.	56,175
1,752	National Bank Holdings Corp., Class A	69,344
1,157	Navigators Group, Inc. (The)	69,825
1,788	NBT Bancorp, Inc.	71,949
11,483	New York Mortgage Trust, Inc. REIT	71,309
3,918	NMI Holdings, Inc., Class A(b)	81,886
4,211	Northfield Bancorp, Inc.	70,155
3,960	Northwest Bancshares, Inc.	71,359
4,779	OFG Bancorp	79,570
3,729	Old National Bancorp	72,529
2,320	Opus Bank	65,656
4,260	Oritani Financial Corp.	68,160
1,667	Pacific Premier Bancorp, Inc.(b)	61,679
3,742	PennyMac Mortgage Investment Trust REIT	72,183
884	Piper Jaffray Cos.	68,377
1,746	PRA Group, Inc.(b)	68,443
1,009	Preferred Bank	62,800
1,818	ProAssurance Corp.	75,083
2,453	Provident Financial Services, Inc.	62,650
4,110	Redwood Trust, Inc. REIT	69,089
1,018	RLI Corp.	76,106
1,563	S&T Bancorp, Inc.	69,960
807	Safety Insurance Group, Inc.	73,921
2,201	Seacoast Banking Corp. of Florida(b)	64,511
1,193	Selective Insurance Group, Inc.	71,341
1,585	ServisFirst Bancshares, Inc.	66,966
2,167	Simmons First National Corp., Class A	64,577
1,999	Southside Bancshares, Inc.	68,546
1,614	Stewart Information Services Corp.	73,340
5,055	Third Point Reinsurance Ltd. (Bermuda)(b)	63,693
808	Tompkins Financial Corp.	69,230
7,836	TrustCo Bank Corp. NY	71,308
2,082	United Community Banks, Inc.	62,523
1,242	United Fire Group, Inc.	74,880
3,446	United Insurance Holdings Corp.	71,539
1,932	Universal Insurance Holdings, Inc.	85,781
556	Virtus Investment Partners, Inc.	74,087
3,491	Waddell & Reed Financial, Inc., Class A	72,299
1,194	Walker & Dunlop, Inc.	70,757
1,172	Westamerica Bancorporation	70,343
6,198	WisdomTree Investments, Inc.	54,171
633	World Acceptance Corp.(b)	63,243

		6,606,221

	Health Care - 12.1%
850	Abaxis, Inc.	70,550
19,373	Aceto Corp.	63,350
2,320	Acorda Therapeutics, Inc.(b)	57,884
2,913	AMAG Pharmaceuticals, Inc.(b)	64,232
879	Amedisys, Inc.(b)	82,301
1,248	AMN Healthcare Services, Inc.(b)	75,504
4,230	Amphastar Pharmaceuticals, Inc.(b)	73,813
3,309	AngioDynamics, Inc.(b)	69,952
1,066	ANI Pharmaceuticals, Inc.(b)	71,369
1,670	Anika Therapeutics, Inc.(b)	66,850
1,593	BioTelemetry, Inc.(b)	83,632
1,542	Cambrex Corp.(b)	96,375
16,515	Community Health Systems, Inc.(b)(c)	55,160
2,146	Computer Programs & Systems, Inc.(c)	66,955

Schedule of Investments(a)

970	CONMED Corp.	$71,780
3,808	Corcept Therapeutics, Inc.(b)	49,999
1,363	CorVel Corp.(b)	78,168
5,932	Cross Country Healthcare, Inc.(b)	69,582
2,564	CryoLife, Inc.(b)	76,407
1,549	Cutera, Inc.(b)	61,960
8,247	Cytokinetics, Inc.(b)	60,615
10,699	Depomed, Inc.(b)	94,793
2,839	Diplomat Pharmacy, Inc.(b)	58,994
339	Dyax Corp.(b)(e)	376
979	Eagle Pharmaceuticals, Inc.(b)	77,586
1,316	Emergent BioSolutions, Inc.(b)	71,525
603	Enanta Pharmaceuticals, Inc.(b)	58,805
9,194	Endo International PLC(b)	114,373
1,879	Ensign Group, Inc. (The)	67,776
885	HealthEquity, Inc.(b)	66,817
2,524	HealthStream, Inc.	70,874
659	Heska Corp.(b)	66,065
3,191	HMS Holdings Corp.(b)	76,361
4,832	Innoviva, Inc.(b)	68,373
390	Inogen, Inc.(b)	77,707
1,089	Integer Holdings Corp.(b)	77,809
3,841	Invacare Corp.	68,562
4,273	Lannett Co., Inc.(b)(c)	54,481
5,000	Lantheus Holdings, Inc.(b)	72,250
2,015	LeMaitre Vascular, Inc.	72,540
894	LHC Group, Inc.(b)	76,956
360	Ligand Pharmaceuticals, Inc.(b)	78,599
2,376	Luminex Corp.	80,451
760	Magellan Health, Inc.(b)	55,290
1,941	Medicines Co. (The)(b)	77,116
4,549	Meridian Bioscience, Inc.	71,874
1,431	Merit Medical Systems, Inc.(b)	77,703
11,578	MiMedx Group, Inc.(b)(c)	49,207
2,913	Momenta Pharmaceuticals, Inc.(b)	86,225
1,801	Myriad Genetics, Inc.(b)	78,794
2,091	Natus Medical, Inc.(b)	76,322
906	Neogen Corp.(b)	74,654
1,405	Omnicell, Inc.(b)	83,598
4,061	OraSure Technologies, Inc.(b)	68,184
1,260	Orthofix Medical, Inc.(b)	76,217
4,324	Owens & Minor, Inc.	81,594
1,521	Phibro Animal Health Corp., Class A	72,856
8,077	Progenics Pharmaceuticals, Inc.(b)	64,495
935	Providence Service Corp. (The)(b)	65,525
3,985	Quality Systems, Inc.(b)	80,218
15,465	Quorum Health Corp.(b)	74,851
1,201	REGENXBIO, Inc.(b)	84,430
1,594	Repligen Corp.(b)	77,038
3,833	Select Medical Holdings Corp.(b)	79,726
3,473	Spectrum Pharmaceuticals, Inc.(b)	73,940
1,305	Supernus Pharmaceuticals, Inc.(b)	69,100
1,315	SurModics, Inc.(b)	77,322
1,298	Tabula Rasa HealthCare, Inc.(b)	75,596
1,403	Tactile Systems Technology, Inc.(b)	67,442
2,089	Tivity Health, Inc.(b)	70,399
759	US Physical Therapy, Inc.	79,505
1,901	Varex Imaging Corp.(b)	72,694

		5,160,426

	Industrials - 17.0%
2,119	AAON, Inc.	79,992
1,481	AAR Corp.	70,214
2,327	ABM Industries, Inc.	72,602
2,775	Actuant Corp., Class A	79,226
2,713	Aegion Corp.(b)	67,228
2,362	Aerojet Rocketdyne Holdings, Inc.(b)	79,599
1,157	Aerovironment, Inc.(b)	85,167
758	Alamo Group, Inc.	70,494
1,120	Albany International Corp., Class A	74,088
473	Allegiant Travel Co.	58,463
682	American Woodmark Corp.(b)	56,913
1,566	Apogee Enterprises, Inc.	79,490

970	Applied Industrial Technologies, Inc.	$72,411
1,442	ArcBest Corp.	67,125
870	ASGN, Inc.(b)	78,561
1,177	Astec Industries, Inc.	57,826
994	Atlas Air Worldwide Holdings, Inc.(b)	66,648
1,080	Axon Enterprise, Inc.(b)	73,364
1,583	AZZ, Inc.	85,799
1,180	Barnes Group, Inc.	80,063
1,775	Brady Corp., Class A	67,894
3,768	Briggs & Stratton Corp.	66,656
962	Chart Industries, Inc.(b)	75,123
1,445	CIRCOR International, Inc.	64,086
1,486	Comfort Systems USA, Inc.	82,547
999	Cubic Corp.	68,032
1,774	DXP Enterprises, Inc.(b)	73,337
2,465	Echo Global Logistics, Inc.(b)	84,919
1,400	Encore Wire Corp.	68,250
2,202	Engility Holdings, Inc.(b)	76,189
940	EnPro Industries, Inc.	71,807
1,206	ESCO Technologies, Inc.	75,074
5,154	Essendant, Inc.	85,711
1,404	Exponent, Inc.	68,656
2,923	Federal Signal Corp.	69,421
1,594	Forrester Research, Inc.	73,723
1,166	Forward Air Corp.	74,507
1,456	Franklin Electric Co., Inc.	71,999
1,107	FTI Consulting, Inc.(b)	87,409
1,746	Gibraltar Industries, Inc.(b)	75,864
1,440	Greenbrier Cos., Inc. (The)	81,576
3,098	Griffon Corp.	55,454
2,665	Harsco Corp.(b)	67,558
1,820	Hawaiian Holdings, Inc.	72,982
3,678	Heartland Express, Inc.	70,581
1,844	Heidrick & Struggles International, Inc.	75,420
1,481	Hillenbrand, Inc.	74,346
1,411	Hub Group, Inc., Class A(b)	65,470
725	Insperity, Inc.	68,948
2,156	Insteel Industries, Inc.	88,676
3,008	Interface, Inc.	67,379
761	John Bean Technologies Corp.	84,167
981	Kaman Corp.	64,962
3,070	Kelly Services, Inc., Class A	74,570
1,231	Korn/Ferry International	81,221
699	Lindsay Corp.	65,804
5,303	LSC Communications, Inc.	79,651
1,655	Lydall, Inc.(b)	76,792
2,995	Marten Transport Ltd.	65,441
1,960	Matson, Inc.	70,560
1,270	Matthews International Corp., Class A	66,739
1,822	Mercury Systems, Inc.(b)	76,032
1,508	Mobile Mini, Inc.	64,316
827	Moog, Inc., Class A	62,033
2,249	Mueller Industries, Inc.	74,464
1,010	Multi-Color Corp.	67,014
1,803	MYR Group, Inc.(b)	66,513
592	National Presto Industries, Inc.(c)	73,793
2,869	Navigant Consulting, Inc.(b)	62,430
8,948	Orion Group Holdings, Inc.(b)	82,053
1,137	Patrick Industries, Inc.(b)	69,641
3,349	PGT Innovations, Inc.(b)	80,376
1,948	Powell Industries, Inc.	71,394
559	Proto Labs, Inc.(b)	69,679
3,722	Quanex Building Products Corp.	65,879
1,767	Raven Industries, Inc.	68,560
4,030	Resources Connection, Inc.	64,077
10,668	RR Donnelley & Sons Co.	62,941
842	Saia, Inc.(b)	63,445
1,053	Simpson Manufacturing Co., Inc.	76,827
1,283	SkyWest, Inc.	76,852
1,950	SPX Corp.(b)	72,345
1,558	SPX FLOW, Inc.(b)	74,036
671	Standex International Corp.	69,549

Schedule of Investments(a)

3,365	Team, Inc.(b)(c)	$73,357
895	Tennant Co.	72,808
1,236	Tetra Tech, Inc.	75,149
5,936	Titan International, Inc.	62,862
1,092	Trex Co., Inc.(b)	84,892
3,211	Triumph Group, Inc.	66,949
2,588	TrueBlue, Inc.(b)	70,005
388	UniFirst Corp.	72,614
1,805	Universal Forest Products, Inc.	66,496
1,139	US Ecology, Inc.	77,224
1,973	Veritiv Corp.(b)	75,566
1,288	Viad Corp.	73,931
1,390	Vicor Corp.(b)	79,995
3,530	Wabash National Corp.	69,894
1,454	WageWorks, Inc.(b)	76,771
877	Watts Water Technologies, Inc., Class A	75,027

		7,242,563

	Information Technology - 15.6%
5,083	3D Systems Corp.(b)(c)	61,860
3,841	8x8, Inc.(b)	76,628
4,798	ADTRAN, Inc.	77,967
1,118	Advanced Energy Industries, Inc.(b)	68,466
4,895	Agilysys, Inc.(b)	80,523
1,553	Alarm.com Holdings, Inc.(b)	66,577
1,089	Anixter International, Inc.(b)	79,388
1,554	Applied Optoelectronics, Inc.(b)(c)	59,720
3,441	Axcelis Technologies, Inc.(b)	75,702
1,595	Badger Meter, Inc.	83,179
3,526	Bel Fuse, Inc., Class B	79,335
2,413	Benchmark Electronics, Inc.	58,395
1,794	Blucora, Inc.(b)	62,341
1,412	Bottomline Technologies (DE), Inc.(b)	76,107
2,231	Brooks Automation, Inc.	68,224
605	Cabot Microelectronics Corp.	72,872
418	CACI International, Inc., Class A(b)	73,234
3,239	CalAmp Corp.(b)	73,720
2,754	Cardtronics PLC, Class A(b)	69,731
2,071	CEVA, Inc.(b)	62,337
2,825	Cohu, Inc.	71,133
2,216	Comtech Telecommunications Corp.	74,458
2,860	Control4 Corp.(b)	72,730
2,642	Cray, Inc.(b)	65,918
1,682	CSG Systems International, Inc.	68,407
2,119	CTS Corp.	73,953
8,706	Daktronics, Inc.	74,785
5,756	Diebold Nixdorf, Inc.	65,331
5,852	Digi International, Inc.(b)	79,002
1,931	Diodes, Inc.(b)	71,756
5,381	DSP Group, Inc.(b)	67,263
941	Ebix, Inc.	74,668
3,742	Electro Scientific Industries, Inc.(b)	67,468
2,035	Electronics For Imaging, Inc.(b)	69,434
755	ePlus, Inc.(b)	74,481
3,154	EVERTEC, Inc.	73,488
1,199	ExlService Holdings, Inc.(b)	71,508
8,050	Extreme Networks, Inc.(b)	68,425
1,907	Fabrinet (Thailand)(b)	74,602
1,248	FARO Technologies, Inc.(b)	81,245
4,113	Finisar Corp.(b)	69,304
5,017	FormFactor, Inc.(b)	64,970
16,591	Harmonic, Inc.(b)	76,319
1,474	II-VI, Inc.(b)	57,781
1,425	Insight Enterprises, Inc.(b)	71,635
1,203	Itron, Inc.(b)	73,624
3,098	KEMET Corp.(b)	80,517
4,554	Knowles Corp.(b)	79,057
20,262	Kopin Corp.(b)	62,002
2,984	Kulicke & Soffa Industries, Inc. (Singapore)	78,658
12,054	Liquidity Services, Inc.(b)	84,981
3,168	LivePerson, Inc.(b)	73,498
1,275	ManTech International Corp., Class A	76,309

3,601	MaxLinear, Inc., Class A(b)	$62,333
1,690	Methode Electronics, Inc.	66,333
543	MicroStrategy, Inc., Class A(b)	70,671
3,211	Monotype Imaging Holdings, Inc.	66,307
1,293	MTS Systems Corp.	70,501
1,718	Nanometrics, Inc.(b)	64,700
1,130	NETGEAR, Inc.(b)	74,411
4,535	NIC, Inc.	74,374
7,793	Oclaro, Inc.(b)	65,929
3,334	OneSpan, Inc.(b)	54,344
957	OSI Systems, Inc.(b)	76,330
3,439	Park Electrochemical Corp.	76,036
5,378	PDF Solutions, Inc.(b)	56,469
2,620	Perficient, Inc.(b)	68,958
8,297	Photronics, Inc.(b)	74,673
1,157	Plexus Corp.(b)	68,749
926	Power Integrations, Inc.	66,209
1,819	Progress Software Corp.	66,921
864	Qualys, Inc.(b)	75,254
5,148	QuinStreet, Inc.(b)	68,262
5,148	Rambus, Inc.(b)	63,629
588	Rogers Corp.(b)	68,543
2,186	Rudolph Technologies, Inc.(b)	62,520
2,339	Sanmina Corp.(b)	68,065
1,748	ScanSource, Inc.(b)	72,105
1,416	Semtech Corp.(b)	67,189
1,472	Shutterstock, Inc.(b)	67,815
1,307	SolarEdge Technologies, Inc.(b)	69,598
928	SPS Commerce, Inc.(b)	79,613
264	Stamps.com, Inc.(b)	68,904
2,691	Super Micro Computer, Inc.(b)	59,471
2,438	Sykes Enterprises, Inc.(b)	72,311
5,055	TiVo Corp.	61,418
3,851	Travelport Worldwide Ltd.	72,784
1,945	TTEC Holdings, Inc.	62,532
3,743	TTM Technologies, Inc.(b)	64,978
3,977	Ultra Clean Holdings, Inc.(b)	53,371
3,864	Veeco Instruments, Inc.(b)	56,608
7,284	Viavi Solutions, Inc.(b)	73,714
1,367	Virtusa Corp.(b)	72,219
2,075	XO Group, Inc.(b)	58,474
3,682	Xperi Corp.	61,305

		6,639,946

	Materials - 5.6%
1,595	A. Schulman, Inc.	69,143
1,779	AdvanSix, Inc.(b)	71,996
15,004	AK Steel Holding Corp.(b)(c)	69,469
2,969	American Vanguard Corp.	64,427
711	Balchem Corp.	71,306
1,452	Boise Cascade Co.	62,799
4,102	Century Aluminum Co.(b)	52,547
2,982	Clearwater Paper Corp.(b)	67,393
20,439	Flotek Industries, Inc.(b)	63,361
5,081	FutureFuel Corp.	69,915
1,288	H.B. Fuller Co.	73,004
1,957	Hawkins, Inc.	72,996
1,681	Haynes International, Inc.	71,375
879	Ingevity Corp.(b)	87,610
1,443	Innophos Holdings, Inc.	65,195
885	Innospec, Inc.	71,641
647	Kaiser Aluminum Corp.	72,218
2,039	KapStone Paper and Packaging Corp.	70,916
1,639	Koppers Holdings, Inc.(b)	61,545
1,411	Kraton Corp.(b)	67,855
13,562	LSB Industries, Inc.(b)	89,102
1,256	Materion Corp.	78,751
3,441	Myers Industries, Inc.	74,154
851	Neenah, Inc.	74,718
3,048	Olympic Steel, Inc.	67,391
3,888	P.H. Glatfelter Co.	63,647
439	Quaker Chemical Corp.	77,940
3,795	Rayonier Advanced Materials, Inc.	68,462

Schedule of Investments(a)

1,619	Schweitzer-Mauduit International, Inc.	$67,172
935	Stepan Co.	81,887
5,220	SunCoke Energy, Inc.(b)	59,560
3,848	TimkenSteel Corp.(b)	53,487
2,921	Tredegar Corp.	76,092
1,162	US Concrete, Inc.(b)	58,681

		2,367,755

	Real Estate - 6.1%
2,593	Acadia Realty Trust REIT	70,218
1,321	Agree Realty Corp. REIT	70,330
1,893	American Assets Trust, Inc. REIT	72,748
4,832	Armada Hoffler Properties, Inc. REIT	72,963
4,228	CareTrust REIT, Inc. REIT	71,496
12,329	CBL & Associates Properties, Inc. REIT(c)	67,193
15,566	Cedar Realty Trust, Inc. REIT	74,094
3,456	Chatham Lodging Trust REIT	74,442
2,193	Chesapeake Lodging Trust REIT	70,220
2,550	Community Healthcare Trust, Inc. REIT	76,500
5,651	DiamondRock Hospitality Co. REIT	67,360
3,542	Easterly Government Properties, Inc. REIT	67,121
742	EastGroup Properties, Inc. REIT	70,727
3,085	Four Corners Property Trust, Inc. REIT	76,817
8,960	Franklin Street Properties Corp. REIT	78,938
2,649	Getty Realty Corp. REIT	75,894
3,628	Global NET Lease, Inc. REIT	76,768
4,969	Government Properties Income Trust REIT	74,883
3,308	Hersha Hospitality Trust REIT	71,420
2,034	HFF, Inc., Class A	91,550
7,115	Independence Realty Trust, Inc. REIT	72,217
4,301	Kite Realty Group Trust REIT	72,558
8,133	Lexington Realty Trust REIT	71,489
1,695	LTC Properties, Inc. REIT	71,478
2,393	National Storage Affiliates Trust REIT	68,990
5,921	Pennsylvania Real Estate Investment Trust REIT	62,881
572	PS Business Parks, Inc. REIT	73,084
5,577	Ramco-Gershenson Properties Trust REIT	73,338
1,306	RE/MAX Holdings, Inc., Class A	66,345
3,819	Retail Opportunity Investments Corp. REIT	72,217
1,390	Saul Centers, Inc. REIT	74,059
4,859	Summit Hotel Properties, Inc. REIT	68,755
1,119	Universal Health Realty Income Trust REIT	75,320
3,229	Urstadt Biddle Properties, Inc., Class A REIT	71,878
9,074	Washington Prime Group, Inc. REIT	72,864
5,752	Whitestone REIT	74,776

		2,613,931

	Telecommunication Services - 1.4%
1,270	ATN International, Inc.	81,128
5,731	Cincinnati Bell, Inc.(b)	76,509
1,362	Cogent Communications Holdings, Inc.	70,756
5,823	Consolidated Communications Holdings, Inc.	74,185
9,619	Frontier Communications Corp.(c)	50,211
4,449	Iridium Communications, Inc.(b)	76,968
4,653	Spok Holdings, Inc.	67,468
6,036	Vonage Holdings Corp.(b)	77,321

		574,546

	Utilities - 1.3%
1,278	American States Water Co.	76,833
1,342	Avista Corp.	67,878
1,806	California Water Service Group	74,227
1,260	El Paso Electric Co.	78,498
1,218	Northwest Natural Gas Co.	79,353
2,341	South Jersey Industries, Inc.	79,430
1,059	Spire, Inc.	75,825

		532,044

	Total Common Stocks & Other Equity Interests (Cost $39,254,758)	42,553,221

	Money Market Fund - 0.0%
15,645	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(f) (Cost $15,645)	$15,645

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $39,270,403) - 100.0%	42,568,866

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.9%
1,222,842	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(f)(g) (Cost $1,222,842)	1,222,842

	Total Investments in Securities (Cost $40,493,245) - 102.9%	43,791,708
	Other assets less liabilities - (2.9)%	(1,219,316)

	Net Assets - 100.0%	$42,572,392

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$51,482	$19,465	$(1,483)	$1,826	$(185)	$71,105	$1,415

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Pure Growth ETF (RPG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 12.7%
27,037	Amazon.com, Inc.(b)	$48,056,645
220,435	Aptiv PLC	21,618,060
8,050	Booking Holdings, Inc.(b)	16,331,196
58,595	Charter Communications, Inc., Class A(b)	17,846,865
618,782	D.R. Horton, Inc.	27,040,773
167,797	Dollar Tree, Inc.(b)	15,316,510
86,710	Home Depot, Inc. (The)	17,126,959
196,626	Marriott International, Inc., Class A	25,136,668
235,642	Michael Kors Holdings Ltd.(b)	15,724,391
172,502	Netflix, Inc.(b)	58,210,800
407,352	Norwegian Cruise Line Holdings Ltd.(b)	20,379,821
1,031,043	PulteGroup, Inc.	29,374,415
58,578	Wynn Resorts Ltd.	9,769,639

		321,932,742

	Consumer Staples - 1.6%
60,330	Constellation Brands, Inc., Class A	12,683,176
131,761	Estee Lauder Cos., Inc. (The), Class A	17,779,829
186,018	Monster Beverage Corp.(b)	11,164,801

		41,627,806

	Financials - 8.1%
262,003	Cboe Global Markets, Inc.	25,448,351
242,228	Charles Schwab Corp. (The)	12,368,162
379,478	E*TRADE Financial Corp.(b)	22,696,579
255,083	Intercontinental Exchange, Inc.	18,853,184
122,030	Moody’s Corp.	20,881,774
226,942	MSCI, Inc., Class A	37,715,491
419,232	Progressive Corp. (The)	25,158,112
70,865	S&P Global, Inc.	14,204,181
47,478	SVB Financial Group(b)	14,617,527
122,248	T. Rowe Price Group, Inc.	14,557,292

		206,500,653

	Health Care - 22.7%
215,432	Abbott Laboratories	14,119,413
240,723	AbbVie, Inc.	22,201,882
106,113	ABIOMED, Inc.(b)	37,620,242
259,136	Agilent Technologies, Inc.	17,113,341
140,441	Align Technology, Inc.(b)	50,088,283
47,588	Becton, Dickinson and Co.	11,914,608
494,944	Boston Scientific Corp.(b)	16,635,068
80,439	Celgene Corp.(b)	7,246,750
345,105	Centene Corp.(b)	44,977,535
342,902	Cerner Corp.(b)	21,287,356
88,034	Cigna Corp.	15,795,060
53,526	Cooper Cos., Inc. (The)	13,943,523
170,428	Edwards Lifesciences Corp.(b)	24,277,469
521,053	Hologic, Inc.(b)	22,358,384
103,843	IDEXX Laboratories, Inc.(b)	25,434,266
105,941	Illumina, Inc.(b)	34,363,023
102,035	Incyte Corp.(b)	6,789,409
65,144	Intuitive Surgical, Inc.(b)	33,105,529
24,154	Mettler-Toledo International, Inc.(b)	14,311,487
116,429	Nektar Therapeutics, Class A(b)	6,124,165
29,536	Regeneron Pharmaceuticals, Inc.(b)	10,869,543
164,530	ResMed, Inc.	17,403,983
86,076	Stryker Corp.	14,051,907
102,932	UnitedHealth Group, Inc.	26,064,441
242,465	Vertex Pharmaceuticals, Inc.(b)	42,443,498
65,420	Waters Corp.(b)	12,905,403
135,274	Zoetis, Inc.	11,698,496

		575,144,064

	Industrials - 8.3%
204,850	A.O. Smith Corp.	$12,194,720
173,145	AMETEK, Inc.	13,470,681
67,564	Boeing Co. (The)	24,073,053
104,891	Cintas Corp.	21,448,112
495,833	Copart, Inc.(b)	28,455,856
179,978	CSX Corp.	12,720,845
199,264	Fortune Brands Home & Security, Inc.	11,557,312
47,585	Illinois Tool Works, Inc.	6,820,358
99,902	Rockwell Collins, Inc.	13,885,379
52,739	Roper Technologies, Inc.	15,921,904
40,872	TransDigm Group, Inc.	15,349,071
121,116	United Rentals, Inc.(b)	18,022,061
174,635	Waste Management, Inc.	15,717,150

		209,636,502

	Information Technology - 40.1%
474,143	Activision Blizzard, Inc.	34,811,579
197,082	Adobe Systems, Inc.(b)	48,222,024
9,833	Alphabet, Inc., Class A(b)	12,067,254
9,957	Alphabet, Inc., Class C(b)	12,120,258
141,133	Amphenol Corp., Class A	13,197,347
169,837	Analog Devices, Inc.	16,328,129
121,820	ANSYS, Inc.(b)	20,572,962
137,271	Apple, Inc.	26,121,299
727,466	Applied Materials, Inc.	35,376,672
123,117	Broadcom, Inc.	27,303,657
250,549	Broadridge Financial Solutions, Inc.	28,307,026
528,778	Cadence Design Systems, Inc.(b)	23,313,822
228,223	Cognizant Technology Solutions Corp., Class A	18,600,175
697,786	Corning, Inc.	23,152,539
571,529	eBay, Inc.(b)	19,117,645
111,701	Electronic Arts, Inc.(b)	14,381,504
170,986	Facebook, Inc., Class A(b)	29,508,764
145,803	Fiserv, Inc.(b)	11,005,210
102,404	FleetCor Technologies, Inc.(b)	22,221,668
115,816	Gartner, Inc.(b)	15,684,961
197,528	Global Payments, Inc.	22,235,727
97,951	Intuit, Inc.	20,005,512
153,512	IPG Photonics Corp.(b)	25,182,108
111,852	KLA-Tencor Corp.	13,133,662
181,270	Lam Research Corp.	34,557,313
132,438	Mastercard, Inc., Class A	26,222,724
228,718	Microchip Technology, Inc.	21,369,123
467,795	Micron Technology, Inc.(b)	24,694,898
187,837	Motorola Solutions, Inc.	22,784,628
210,041	NetApp, Inc.	16,282,378
179,273	NVIDIA Corp.	43,896,787
454,551	PayPal Holdings, Inc.(b)	37,336,819
347,278	Qorvo, Inc.(b)	28,393,449
259,207	Red Hat, Inc.(b)	36,607,805
265,583	salesforce.com, Inc.(b)	36,424,708
231,826	Skyworks Solutions, Inc.	21,926,103
199,419	Synopsys, Inc.(b)	17,834,041
96,814	Texas Instruments, Inc.	10,777,334
392,616	Total System Services, Inc.	35,940,069
418,238	Twitter, Inc.(b)	13,329,245
182,224	VeriSign, Inc.(b)	26,464,392
210,187	Visa, Inc., Class A	28,740,970

		1,015,554,290

	Materials - 1.7%
125,516	Avery Dennison Corp.	14,394,175
115,764	FMC Corp.	10,404,868
41,343	Sherwin-Williams Co. (The)	18,221,101

		43,020,144

	Real Estate - 4.8%
138,742	American Tower Corp. REIT	20,567,114
606,486	CBRE Group, Inc., Class A(b)	30,203,003
19,385	Equinix, Inc. REIT	8,515,443
189,665	Extra Space Storage, Inc. REIT	17,822,820

Schedule of Investments(a)

368,415	Prologis, Inc. REIT	$24,175,392
125,289	SBA Communications Corp. REIT(b)	19,826,984

		121,110,756

	Total Investments in Securities (Cost $2,002,855,515) - 100.0%	2,534,526,957
	Other assets less liabilities - (0.0)%	(462,700)

	Net Assets - 100.0%	$2,534,064,257

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Pure Value ETF (RPV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 20.2%
61,403	Advance Auto Parts, Inc.	$8,671,946
152,363	Best Buy Co., Inc.	11,431,796
136,223	Discovery, Inc., Class A(b)	3,620,807
181,922	Discovery, Inc., Class C(b)	4,466,185
187,211	Foot Locker, Inc.	9,137,769
1,249,060	Ford Motor Co.	12,540,563
115,034	Gap, Inc. (The)	3,470,576
376,564	General Motors Co.	14,275,541
32,618	Genuine Parts Co.	3,174,058
385,406	Goodyear Tire & Rubber Co. (The)	9,330,679
148,892	Interpublic Group of Cos., Inc. (The)	3,357,515
305,752	Kohl’s Corp.	22,585,900
573,075	Macy’s, Inc.	22,768,270
326,947	Newell Brands, Inc.	8,562,742
372,075	News Corp., Class A	5,607,170
118,938	News Corp., Class B	1,819,751
139,243	Nordstrom, Inc.	7,297,726
33,946	PVH Corp.	5,211,390
167,224	Target Corp.	13,491,632
254,259	Viacom, Inc., Class B	7,386,224
49,354	Whirlpool Corp.	6,470,309

		184,678,549

	Consumer Staples - 7.3%
401,696	Archer-Daniels-Midland Co.	19,385,849
18,967	Costco Wholesale Corp.	4,148,272
233,370	Coty, Inc., Class A	3,129,492
26,565	JM Smucker Co. (The)	2,951,903
390,644	Kroger Co. (The)	11,328,676
88,059	Molson Coors Brewing Co., Class B	5,899,953
69,427	Sysco Corp.	4,666,189
63,948	Tyson Foods, Inc., Class A	3,686,602
94,234	Walgreens Boots Alliance, Inc.	6,372,103
60,569	Walmart, Inc.	5,404,572

		66,973,611

	Energy - 13.2%
119,402	Andeavor	17,917,464
413,629	Baker Hughes a GE Co.	14,303,291
35,259	Chevron Corp.	4,452,154
39,455	Exxon Mobil Corp.	3,215,977
132,909	HollyFrontier Corp.	9,912,353
389,979	Kinder Morgan, Inc.	6,933,827
152,807	Marathon Petroleum Corp.	12,351,390
188,598	National Oilwell Varco, Inc.	9,169,635
83,716	Phillips 66	10,325,531
453,423	TechnipFMC PLC (United Kingdom)	14,758,919
148,832	Valero Energy Corp.	17,614,267

		120,954,808

	Financials - 27.1%
132,291	Aflac, Inc.	6,156,823
145,942	American International Group, Inc.	8,057,458
96,533	Assurant, Inc.	10,647,590
72,168	Bank of New York Mellon Corp. (The)	3,858,823
80,479	BB&T Corp.	4,089,138
103,434	Berkshire Hathaway, Inc., Class B(b)	20,466,486
102,997	Capital One Financial Corp.	9,714,677
35,717	Chubb Ltd.	4,990,379
49,234	Cincinnati Financial Corp.	3,723,567
121,835	Citigroup, Inc.	8,758,718
191,904	Citizens Financial Group, Inc.	7,633,941
38,879	Everest Re Group Ltd.	8,489,230

154,183	Fifth Third Bancorp	$4,562,275
24,907	Goldman Sachs Group, Inc. (The)	5,913,669
151,204	Hartford Financial Services Group, Inc. (The)	7,968,451
217,800	Huntington Bancshares, Inc.	3,362,832
84,295	Invesco Ltd.(c)	2,275,122
540,294	Jefferies Financial Group, Inc.	13,102,130
34,982	JPMorgan Chase & Co.	4,021,181
226,709	KeyCorp	4,731,417
143,700	Lincoln National Corp.	9,785,970
231,314	Loews Corp.	11,746,125
192,737	MetLife, Inc.	8,815,790
115,938	Morgan Stanley	5,861,825
302,695	People’s United Financial, Inc.	5,518,130
22,415	PNC Financial Services Group, Inc. (The)	3,246,365
118,446	Prudential Financial, Inc.	11,952,386
343,924	Regions Financial Corp.	6,400,426
82,859	SunTrust Banks, Inc.	5,971,648
46,974	Travelers Cos., Inc. (The)	6,113,196
149,754	Unum Group	5,949,726
71,085	Wells Fargo & Co.	4,072,460
269,371	XL Group Ltd. (Bermuda)	15,146,731
88,709	Zions Bancorporation	4,586,255

		247,690,940

	Health Care - 10.9%
79,520	AmerisourceBergen Corp.	6,507,122
187,389	Cardinal Health, Inc.	9,360,081
174,447	CVS Health Corp.	11,314,633
84,661	DaVita, Inc.(b)	5,949,975
552,832	Envision Healthcare Corp.(b)	24,468,344
181,194	Express Scripts Holding Co.(b)	14,397,675
20,313	Humana, Inc.	6,381,938
76,667	McKesson Corp.	9,629,375
147,169	Mylan NV(b)	5,490,875
51,800	Universal Health Services, Inc., Class B	6,324,780

		99,824,798

	Industrials - 7.5%
61,840	Alaska Air Group, Inc.	3,885,407
89,097	Delta Air Lines, Inc.	4,848,659
46,124	Eaton Corp. PLC	3,836,133
242,737	Fluor Corp.	12,440,271
215,866	General Electric Co.	2,942,253
109,255	Jacobs Engineering Group, Inc.	7,388,916
152,715	Johnson Controls International PLC	5,728,340
265,215	Quanta Services, Inc.(b)	9,035,875
65,899	Textron, Inc.	4,498,925
173,334	United Continental Holdings, Inc.	13,936,053

		68,540,832

	Information Technology - 3.1%
911,633	Hewlett Packard Enterprise Co.	14,075,614
68,116	Western Digital Corp.	4,778,337
361,218	Xerox Corp.	9,380,831

		28,234,782

	Materials - 3.4%
57,494	DowDuPont, Inc.	3,953,862
480,443	Mosaic Co. (The)	14,466,139
95,382	Nucor Corp.	6,383,917
111,110	WestRock Co.	6,442,158

		31,246,076

	Telecommunication Services - 3.2%
135,650	AT&T, Inc.	4,336,730
1,317,731	CenturyLink, Inc.	24,733,811

		29,070,541

	Utilities - 4.0%
826,101	AES Corp. (The)	11,036,709
44,552	Duke Energy Corp.	3,636,334
177,896	Exelon Corp.	7,560,580
120,693	PG&E Corp.	5,199,455
227,740	SCANA Corp.	9,107,323

		36,540,401

	Total Common Stocks (Cost $856,466,511)	$913,755,338

Schedule of Investments(a)

	Money Market Fund - 0.0%
214,851	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $214,851)	$214,851

	Total Investments in Securities (Cost $856,681,362) - 99.9%	913,970,189
	Other assets less liabilities - 0.1%	641,205

	Net Assets - 100.0%	$914,611,394

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$2,388,779	$150,202	$(98,328)	$(153,905)	$(11,626)	$2,275,122	$24,923

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Top 50 ETF (XLG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 13.8%
24,066	Amazon.com, Inc.(b)	$42,775,871
2,880	Booking Holdings, Inc.(b)	5,842,713
274,559	Comcast Corp., Class A	9,823,721
69,023	Home Depot, Inc. (The)	13,633,423
46,944	McDonald’s Corp.	7,395,558
25,989	Netflix, Inc.(b)	8,769,988
88,889	Walt Disney Co. (The)	10,094,235

		98,335,509

	Consumer Staples - 7.7%
113,159	Altria Group, Inc.	6,640,170
228,973	Coca-Cola Co. (The)	10,677,011
84,770	PepsiCo, Inc.	9,748,550
92,938	Philip Morris International, Inc.	8,020,550
150,448	Procter & Gamble Co. (The)	12,168,234
86,496	Walmart, Inc.	7,718,038

		54,972,553

	Energy - 5.7%
114,302	Chevron Corp.	14,432,914
253,124	Exxon Mobil Corp.	20,632,137
82,815	Schlumberger Ltd.	5,591,669

		40,656,720

	Financials - 12.6%
562,145	Bank of America Corp.	17,359,038
115,057	Berkshire Hathaway, Inc., Class B(b)	22,766,328
151,880	Citigroup, Inc.	10,918,653
203,537	JPMorgan Chase & Co.	23,396,578
262,320	Wells Fargo & Co.	15,028,313

		89,468,910

	Health Care - 11.8%
90,607	AbbVie, Inc.	8,356,683
39,818	Amgen, Inc.	7,826,228
160,346	Johnson & Johnson	21,249,052
80,966	Medtronic PLC	7,305,562

160,848	Merck & Co., Inc.	$10,595,058
349,971	Pfizer, Inc.	13,974,342
57,494	UnitedHealth Group, Inc.	14,558,631

		83,865,556

	Industrials - 6.5%
35,495	3M Co.	7,536,299
32,621	Boeing Co. (The)	11,622,862
519,280	General Electric Co.	7,077,787
44,657	Honeywell International, Inc.	7,129,490
46,371	Union Pacific Corp.	6,950,549
44,487	United Technologies Corp.	6,038,665

		46,355,652

	Information Technology - 36.8%
29,443	Adobe Systems, Inc.(b)	7,204,113
17,856	Alphabet, Inc., Class A(b)	21,913,240
18,151	Alphabet, Inc., Class C(b)	22,094,486
293,615	Apple, Inc.	55,871,999
23,958	Broadcom, Inc.	5,313,166
281,427	Cisco Systems, Inc.	11,901,548
143,373	Facebook, Inc., Class A(b)	24,743,313
278,733	Intel Corp.	13,407,057
51,041	International Business Machines Corp.	7,397,372
54,863	Mastercard, Inc., Class A	10,862,874
459,074	Microsoft Corp.	48,698,570
36,291	NVIDIA Corp.	8,886,214
178,174	Oracle Corp.	8,495,336
106,859	Visa, Inc., Class A	14,611,900

		261,401,188

	Materials - 1.4%
138,755	DowDuPont, Inc.	9,542,181

	Telecommunication Services - 3.8%
433,078	AT&T, Inc.	13,845,504
246,230	Verizon Communications, Inc.	12,715,317

		26,560,821

	Total Investments in Securities (Cost $510,063,391) - 100.1%	711,159,090
	Other assets less liabilities - (0.1)%	(420,478)

	Net Assets - 100.0%	$710,738,612

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 23.7%
112,190	Boyd Gaming Corp.	$4,190,297
37,581	Churchill Downs, Inc.	10,746,287
102,988	Delphi Technologies PLC	4,651,968
23,558	Domino’s Pizza, Inc.	6,187,744
129,079	Five Below, Inc.(b)	12,541,316
324,392	KB Home	7,704,310
157,272	Live Nation Entertainment, Inc.(b)	7,750,364
197,615	New York Times Co. (The), Class A	4,900,852
2,721	NVR, Inc.(b)	7,508,409
114,772	Ollie’s Bargain Outlet Holdings, Inc.(b)	7,976,654
34,243	Polaris Industries, Inc.	3,609,897
24,832	Pool Corp.	3,805,504
188,074	Scientific Games Corp., Class A(b)	9,036,956
129,566	Service Corp. International	5,098,422
264,411	Skechers U.S.A., Inc., Class A(b)	7,329,473
79,167	Sotheby’s(b)	4,204,559
58,438	Thor Industries, Inc.	5,542,844
182,536	Toll Brothers, Inc.	6,436,219
544,571	TRI Pointe Group, Inc.(b)	7,716,571
45,942	Visteon Corp.(b)	5,378,889
107,332	World Wrestling Entertainment, Inc., Class A	8,491,035
51,895	Wyndham Destinations, Inc.	2,393,398
51,895	Wyndham Hotels & Resorts, Inc.	3,009,910

		146,211,878

	Consumer Staples - 1.8%
82,583	Lamb Weston Holdings, Inc.	5,803,108
240,825	Sprouts Farmers Market, Inc.(b)	5,175,329

		10,978,437

	Financials - 12.7%
90,338	Bank OZK	3,694,824
379,207	CNO Financial Group, Inc.	7,716,862
62,867	East West Bancorp, Inc.	4,070,009
38,143	Eaton Vance Corp.	2,026,537
80,423	Evercore, Inc., Class A	9,087,799
18,300	FactSet Research Systems, Inc.	3,684,888
90,063	Federated Investors, Inc., Class B	2,179,525
37,764	Interactive Brokers Group, Inc., Class A	2,260,553
160,476	Janus Henderson Group PLC (United Kingdom)	5,223,494
87,226	Kemper Corp.	6,960,635
34,985	LendingTree, Inc.(b)	8,354,418
21,679	MarketAxess Holdings, Inc.	4,200,740
64,331	Primerica, Inc.	7,385,199
67,105	SEI Investments Co.	4,022,274
89,236	Synovus Financial Corp.	4,410,043
33,547	Texas Capital Bancshares, Inc.(b)	3,046,068

		78,323,868

	Health Care - 20.3%
346,573	Akorn, Inc.(b)	6,418,532
9,934	Bio-Rad Laboratories, Inc., Class A(b)	3,046,261
34,801	Bio-Techne Corp.	5,590,433
46,869	Cantel Medical Corp.	4,345,225
203,351	Catalent, Inc.(b)	8,479,737
58,169	Charles River Laboratories International, Inc.(b)	7,230,407
18,395	Chemed Corp.	5,813,372
95,199	Encompass Health Corp.	7,199,900
483,126	Exelixis, Inc.(b)	10,000,708

163,607	Globus Medical, Inc., Class A(b)	$8,422,488
84,289	Hill-Rom Holdings, Inc.	7,940,024
31,762	ICU Medical, Inc.(b)	9,109,342
110,240	LivaNova PLC(b)	12,140,731
84,784	Masimo Corp.(b)	8,429,225
158,000	Medidata Solutions, Inc.(b)	11,740,980
40,604	PRA Health Sciences, Inc.(b)	4,269,104
16,677	Teleflex, Inc.	4,547,985

		124,724,454

	Industrials - 10.5%
73,301	Brink’s Co. (The)	5,853,085
77,779	Dycom Industries, Inc.(b)	6,934,776
142,602	Graco, Inc.	6,579,656
138,738	Healthcare Services Group, Inc.	5,585,592
158,512	Herman Miller, Inc.	5,999,679
21,318	IDEX Corp.	3,274,018
129,689	KLX, Inc.(b)	9,473,781
21,997	Lennox International, Inc.	4,775,109
18,157	Nordson Corp.	2,435,035
35,261	Old Dominion Freight Line, Inc.	5,176,315
79,474	Rollins, Inc.	4,366,302
17,932	Teledyne Technologies, Inc.(b)	3,934,639

		64,387,987

	Information Technology - 24.7%
64,329	Blackbaud, Inc.	6,420,678
103,738	Cirrus Logic, Inc.(b)	4,487,706
151,351	Cognex Corp.	7,988,306
33,823	Coherent, Inc.(b)	5,346,063
77,222	CoreLogic, Inc.(b)	3,760,711
25,006	Fair Isaac Corp.(b)	5,037,709
200,270	Fortinet, Inc.(b)	12,598,986
224,082	Integrated Device Technology, Inc.(b)	7,715,143
44,898	InterDigital, Inc.	3,701,840
52,680	j2 Global, Inc.	4,469,371
367,045	Jabil, Inc.	10,339,658
30,877	Jack Henry & Associates, Inc.	4,159,132
25,587	Littelfuse, Inc.	5,547,773
46,574	LogMeIn, Inc.	3,774,823
62,337	MAXIMUS, Inc.	4,040,061
107,030	MKS Instruments, Inc.	10,092,929
59,055	Monolithic Power Systems, Inc.	7,835,417
58,586	National Instruments Corp.	2,566,653
43,425	Silicon Laboratories, Inc.(b)	4,136,231
159,274	Teradyne, Inc.	6,888,601
71,870	Trimble, Inc.(b)	2,537,011
23,901	Tyler Technologies, Inc.(b)	5,377,486
18,714	Ultimate Software Group, Inc. (The)(b)	5,181,719
140,965	Versum Materials, Inc.	5,434,201
19,537	WEX, Inc.(b)	3,708,513
67,046	Zebra Technologies Corp., Class A(b)	9,247,655

		152,394,376

	Materials - 3.4%
56,292	Chemours Co. (The)	2,578,737
24,241	Eagle Materials, Inc.	2,408,343
385,662	Louisiana-Pacific Corp.	10,382,021
67,759	Royal Gold, Inc.	5,733,089

		21,102,190

	Real Estate - 2.9%
43,548	CoreSite Realty Corp. REIT	4,881,731
88,977	DCT Industrial Trust, Inc. REIT	5,949,892
212,844	First Industrial Realty Trust, Inc. REIT	6,928,072

		17,759,695

	Total Investments in Securities (Cost $567,625,889) - 100.0%	615,882,885
	Other assets less liabilities - 0.0%	167,377

	Net Assets - 100.0%	$616,050,262

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc.and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap 400® Pure Value ETF (RFV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 15.7%
25,172	Aaron’s, Inc.	$1,090,199
13,064	Adtalem Global Education, Inc.(b)	712,641
29,525	AutoNation, Inc.(b)	1,432,848
107,114	Bed Bath & Beyond, Inc.	2,006,245
17,184	Big Lots, Inc.	746,301
65,246	Dick’s Sporting Goods, Inc.	2,227,499
43,736	Dillard’s, Inc., Class A(c)	3,510,689
1,612	Graham Holdings Co., Class B	901,108
12,340	International Speedway Corp., Class A	534,322
15,210	Murphy USA, Inc.(b)	1,205,241
52,472	Signet Jewelers Ltd.	3,029,733

		17,396,826

	Consumer Staples - 3.0%
41,339	TreeHouse Foods, Inc.(b)	1,963,189
41,986	United Natural Foods, Inc.(b)	1,351,949

		3,315,138

	Energy - 18.3%
42,062	Callon Petroleum Co.(b)	452,587
182,561	Chesapeake Energy Corp.(b)(c)	861,688
60,188	CNX Resources Corp.(b)	979,861
89,772	Diamond Offshore Drilling, Inc.(b)(c)	1,723,622
239,210	Ensco PLC, Class A	1,777,330
82,922	Gulfport Energy Corp.(b)	954,432
80,942	McDermott International, Inc.(b)	1,457,765
28,779	Murphy Oil Corp.	957,190
79,905	Oasis Petroleum, Inc.(b)	976,439
46,297	Oceaneering International, Inc.	1,266,686
59,815	PBF Energy, Inc., Class A	2,793,360
121,545	QEP Resources, Inc.(b)	1,262,853
80,512	Range Resources Corp.	1,242,300
71,517	Rowan Cos. PLC, Class A(b)	1,035,566
91,120	World Fuel Services Corp.	2,535,870

		20,277,549

	Financials - 17.3%
1,536	Alleghany Corp.	966,559
5,659	American Financial Group, Inc.	637,713
25,758	Aspen Insurance Holdings Ltd. (Bermuda)	1,041,911
23,286	Associated Banc-Corp.	628,722
60,590	F.N.B. Corp.	777,370
840,479	Genworth Financial, Inc., Class A(b)	3,866,203
8,117	Hanover Insurance Group, Inc. (The)	1,018,034
37,928	Legg Mason, Inc.	1,294,482
13,567	Mercury General Corp.	697,751
113,161	Navient Corp.	1,494,857
66,074	New York Community Bancorp, Inc.	711,617
70,300	Old Republic International Corp.	1,498,093
11,557	PacWest Bancorp	580,392
8,444	Reinsurance Group of America, Inc.	1,194,826
13,699	Stifel Financial Corp.	755,226
25,576	Umpqua Holdings Corp.	544,769
14,800	United Bankshares, Inc.	546,860
12,112	W.R. Berkley Corp.	918,211

		19,173,596

	Health Care - 6.7%
45,600	Acadia Healthcare Co., Inc.(b)	1,800,288
61,109	LifePoint Health, Inc.(b)	3,959,863
12,830	MEDNAX, Inc.(b)	548,996
48,011	Patterson Cos., Inc.(c)	1,177,230

		7,486,377

	Industrials - 14.5%
54,060	AECOM(b)	$1,814,254
13,025	AGCO Corp.	820,835
22,410	Avis Budget Group, Inc.(b)	780,989
9,172	EMCOR Group, Inc.	705,785
18,499	Esterline Technologies Corp.(b)	1,577,965
8,334	GATX Corp.	686,222
16,523	HNI Corp.	714,950
38,564	JetBlue Airways Corp.(b)	694,152
37,306	KBR, Inc.	745,374
8,352	Kirby Corp.(b)	696,974
10,518	ManpowerGroup, Inc.	980,909
192,551	NOW, Inc.(b)	2,878,637
12,130	Regal Beloit Corp.	1,042,574
13,471	Ryder System, Inc.	1,054,779
22,033	Trinity Industries, Inc.	839,457

		16,033,856

	Information Technology - 11.9%
26,522	ARRIS International PLC(b)	669,946
27,447	Arrow Electronics, Inc.(b)	2,081,580
68,050	Avnet, Inc.	2,983,992
44,800	Ciena Corp.(b)	1,137,920
42,356	Convergys Corp.	1,041,958
20,302	NCR Corp.(b)	566,832
17,094	NetScout Systems, Inc.(b)	458,119
24,526	Synaptics, Inc.(b)	1,228,998
11,646	SYNNEX Corp.	1,123,490
22,522	Tech Data Corp.(b)	1,878,560

		13,171,395

	Materials - 9.1%
27,713	Allegheny Technologies, Inc.(b)	770,421
72,347	Commercial Metals Co.	1,616,232
42,790	Domtar Corp.	2,063,334
12,277	Greif, Inc., Class A	668,483
28,382	Owens-Illinois, Inc.(b)	530,176
20,984	Reliance Steel & Aluminum Co.	1,892,757
53,329	United States Steel Corp.	1,942,775
14,143	Worthington Industries, Inc.	662,175

		10,146,353

	Real Estate - 2.0%
18,677	Alexander & Baldwin, Inc. REIT	447,314
21,799	LaSalle Hotel Properties REIT	755,772
45,379	Sabra Health Care REIT, Inc. REIT	980,640

		2,183,726

	Telecommunication Services - 1.4%
63,649	Telephone & Data Systems, Inc.	1,607,137

	Total Common Stocks & Other Equity Interests (Cost $101,948,079)	110,791,953

	Money Market Fund - 0.1%
75,807	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $75,807)	75,807

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $102,023,886) - 100.0%	110,867,760

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.6%
7,269,623	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $7,269,623)	7,269,623

Schedule of Investments(a)

Total Investments in Securities (Cost $109,293,509) - 106.6%	$118,137,383
Other assets less liabilities - (6.6)%	(7,287,855)

Net Assets - 100.0%	$110,849,528

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Consumer Discretionary - 12.6%
16,096	Cavco Industries, Inc.(b)	$3,419,595
42,673	Dave & Buster’s Entertainment, Inc.(b)	2,097,378
64,104	Fox Factory Holding Corp.(b)	3,185,969
47,287	Installed Building Products, Inc.(b)	2,581,870
23,832	iRobot Corp.(b)(c)	1,888,686
15,418	LCI Industries	1,417,685
55,022	LGI Homes, Inc.(b)	2,844,087
19,216	Marriott Vacations Worldwide Corp.	2,288,818
39,657	Monarch Casino & Resort, Inc.(b)	1,890,449
48,282	Nutrisystem, Inc.	1,931,280
72,188	Penn National Gaming, Inc.(b)	2,313,625
39,918	PetMed Express, Inc.	1,482,155
19,246	RH(b)(c)	2,614,762
93,141	Ruth’s Hospitality Group, Inc.	2,696,432
19,765	Shake Shack, Inc., Class A(b)	1,231,953
73,795	Sleep Number Corp.(b)	2,102,420
46,437	TopBuild Corp.(b)	3,449,340
45,443	Wingstop, Inc.	2,242,612
46,289	Winnebago Industries, Inc.	1,846,931

		43,526,047

	Consumer Staples - 4.3%
41,199	Calavo Growers, Inc.	3,810,908
16,217	Central Garden & Pet Co.(b)	700,088
54,955	Central Garden & Pet Co., Class A(b)	2,204,795
9,940	Coca-Cola Bottling Co. Consolidated	1,442,493
19,072	Inter Parfums, Inc.	1,148,134
24,899	Medifast, Inc.	4,274,660
16,777	MGP Ingredients, Inc.	1,376,888

		14,957,966

	Financials - 9.0%
71,617	BofI Holding, Inc.(b)	2,794,495
30,027	FirstCash, Inc.	2,438,193
23,356	Green Dot Corp., Class A(b)	1,852,598
40,658	LegacyTexas Financial Group, Inc.	1,782,040
14,478	Meta Financial Group, Inc.	1,295,057
106,200	National Bank Holdings Corp., Class A	4,203,396
247,649	NMI Holdings, Inc., Class A(b)	5,175,864
37,319	Pacific Premier Bancorp, Inc.(b)	1,380,803
39,628	Preferred Bank	2,466,447
27,901	ServisFirst Bancshares, Inc.	1,178,817
165,790	Third Point Reinsurance Ltd. (Bermuda)(b)	2,088,954
71,994	Walker & Dunlop, Inc.	4,266,365

		30,923,029

	Health Care - 28.0%
47,767	Amedisys, Inc.(b)	4,472,424
62,966	AMN Healthcare Services, Inc.(b)	3,809,443
25,659	ANI Pharmaceuticals, Inc.(b)	1,717,870
130,928	BioTelemetry, Inc.(b)	6,873,720
207,701	Corcept Therapeutics, Inc.(b)	2,727,114
30,881	CorVel Corp.(b)	1,771,025
87,983	Cutera, Inc.(b)	3,519,320
18,305	Eagle Pharmaceuticals, Inc.(b)	1,450,671
49,589	Emergent BioSolutions, Inc.(b)	2,695,162
57,977	Enanta Pharmaceuticals, Inc.(b)	5,653,917
15,449	Heska Corp.(b)	1,548,762
283,485	Innoviva, Inc.(b)	4,011,313
17,425	Inogen, Inc.(b)	3,471,931
60,719	Integer Holdings Corp.(b)	4,338,373
34,057	Lantheus Holdings, Inc.(b)	492,124

69,604	LeMaitre Vascular, Inc.	$2,505,744
34,161	LHC Group, Inc.(b)	2,940,579
15,677	Ligand Pharmaceuticals, Inc.(b)	3,422,759
44,496	Merit Medical Systems, Inc.(b)	2,416,133
328,403	MiMedx Group, Inc.(b)(c)	1,395,713
121,573	Momenta Pharmaceuticals, Inc.(b)	3,598,561
45,639	Myriad Genetics, Inc.(b)	1,996,706
22,646	Neogen Corp.(b)	1,866,030
38,504	Omnicell, Inc.(b)	2,290,988
233,699	OraSure Technologies, Inc.(b)	3,923,806
18,273	Orthofix Medical, Inc.(b)	1,105,334
34,342	Phibro Animal Health Corp., Class A	1,644,982
40,560	Providence Service Corp. (The)(b)	2,842,445
131,357	Quality Systems, Inc.(b)	2,644,216
46,527	Repligen Corp.(b)	2,248,650
96,400	Supernus Pharmaceuticals, Inc.(b)	5,104,380
35,511	SurModics, Inc.(b)	2,088,047
44,123	Tabula Rasa HealthCare, Inc.(b)	2,569,724
40,896	Tivity Health, Inc.(b)	1,378,195

		96,536,161

	Industrials - 15.7%
40,698	Aerojet Rocketdyne Holdings, Inc.(b)	1,371,523
26,112	Aerovironment, Inc.(b)	1,922,104
14,063	Alamo Group, Inc.	1,307,859
12,832	Albany International Corp., Class A	848,837
9,570	American Woodmark Corp.(b)	798,616
39,046	ASGN, Inc.(b)	3,525,854
34,146	Axon Enterprise, Inc.(b)	2,319,538
15,227	Barnes Group, Inc.	1,033,152
34,680	Comfort Systems USA, Inc.	1,926,474
31,498	EnPro Industries, Inc.	2,406,132
18,025	Forward Air Corp.	1,151,798
72,875	Harsco Corp.(b)	1,847,381
54,098	Insperity, Inc.	5,144,720
39,177	Interface, Inc.	877,565
15,536	John Bean Technologies Corp.	1,718,282
52,139	Korn/Ferry International	3,440,131
82,211	Mercury Systems, Inc.(b)	3,430,665
38,882	Patrick Industries, Inc.(b)	2,381,523
154,601	PGT Innovations, Inc.(b)	3,710,424
27,502	Proto Labs, Inc.(b)	3,428,124
21,338	Raven Industries, Inc.	827,914
16,963	Simpson Manufacturing Co., Inc.	1,237,620
49,374	Trex Co., Inc.(b)	3,838,335
52,195	Vicor Corp.(b)	3,003,822
14,898	WageWorks, Inc.(b)	786,614

		54,285,007

	Information Technology - 23.8%
11,912	Advanced Energy Industries, Inc.(b)	729,491
121,583	Applied Optoelectronics, Inc.(b)(c)	4,672,435
136,916	Axcelis Technologies, Inc.(b)	3,012,152
163,996	Brooks Automation, Inc.	5,014,998
16,599	Cabot Microelectronics Corp.	1,999,349
86,220	CalAmp Corp.(b)	1,962,367
69,369	CEVA, Inc.(b)	2,088,007
152,893	Cohu, Inc.	3,849,846
95,643	Control4 Corp.(b)	2,432,201
27,839	Ebix, Inc.	2,209,025
112,369	Electro Scientific Industries, Inc.(b)	2,026,013
25,197	ExlService Holdings, Inc.(b)	1,502,749
133,436	Extreme Networks, Inc.(b)	1,134,206
220,161	FormFactor, Inc.(b)	2,851,085
52,374	II-VI, Inc.(b)	2,053,061
233,267	KEMET Corp.(b)	6,062,609
117,507	Kulicke & Soffa Industries, Inc. (Singapore)	3,097,484
102,826	MaxLinear, Inc., Class A(b)	1,779,918
20,483	Progress Software Corp.	753,570
65,825	Qualys, Inc.(b)	5,733,357
239,633	QuinStreet, Inc.(b)	3,177,534
49,290	Rambus, Inc.(b)	609,224
13,127	Rogers Corp.(b)	1,530,214

Schedule of Investments(a)

137,863	Rudolph Technologies, Inc.(b)	$3,942,882
22,208	Shutterstock, Inc.(b)	1,023,123
14,892	SPS Commerce, Inc.(b)	1,277,585
17,613	Stamps.com, Inc.(b)	4,596,993
27,405	TTEC Holdings, Inc.	881,071
229,085	TTM Technologies, Inc.(b)	3,976,916
65,087	Virtusa Corp.(b)	3,438,546
97,511	XO Group, Inc.(b)	2,747,860

		82,165,871

	Materials - 1.9%
9,524	Ingevity Corp.(b)	949,257
41,719	Koppers Holdings, Inc.(b)	1,566,548
54,932	Kraton Corp.(b)	2,641,680
28,781	US Concrete, Inc.(b)	1,453,441

		6,610,926

	Real Estate - 4.1%
95,834	Easterly Government Properties, Inc. REIT	1,816,054
9,915	EastGroup Properties, Inc. REIT	945,098
164,502	Four Corners Property Trust, Inc. REIT	4,096,100
43,296	HFF, Inc., Class A	1,948,753
109,719	Lexington Realty Trust REIT	964,430
144,263	National Storage Affiliates Trust REIT	4,159,102

		13,929,537

	Telecommunication Services - 0.7%
15,880	Cogent Communications Holdings, Inc.	824,966
115,237	Vonage Holdings Corp.(b)	1,476,186

		2,301,152

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $293,767,458) - 100.1%	345,235,696

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.9%
10,180,762	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $10,180,762)	10,180,762

	Total Investments in Securities (Cost $303,948,220) - 103.0%	355,416,458
	Other assets less liabilities - (3.0)%	(10,433,192)

	Net Assets - 100.0%	$344,983,266

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 34.0%
99,969	Abercrombie & Fitch Co., Class A	$2,368,266
100,453	American Axle & Manufacturing Holdings, Inc.(b)	1,679,574
14,107	Asbury Automotive Group, Inc.(b)	991,722
307,111	Ascena Retail Group, Inc.(b)	1,130,168
280,269	Barnes & Noble Education, Inc.(b)	1,575,112
305,850	Barnes & Noble, Inc.	1,865,685
294,460	Big 5 Sporting Goods Corp.(c)	1,899,267
31,236	Caleres, Inc.	1,046,094
105,670	Cato Corp. (The), Class A	2,631,183
139,671	Chico’s FAS, Inc.	1,215,138
44,695	Cooper Tire & Rubber Co.	1,276,042
5,051	Cooper-Standard Holdings, Inc.(b)	680,875
28,549	Core-Mark Holding Co., Inc.	690,315
40,165	DSW, Inc., Class A	1,102,128
49,474	El Pollo Loco Holdings, Inc.(b)	573,898
149,394	Express, Inc.(b)	1,438,664
93,329	Fossil Group, Inc.(b)	2,445,220
125,126	Francesca’s Holdings Corp.(b)	1,018,526
86,229	FTD Cos., Inc.(b)	311,287
182,868	GameStop Corp., Class A(c)	2,635,128
125,729	Gannett Co., Inc.	1,328,956
40,317	Genesco, Inc.(b)	1,640,902
31,552	G-III Apparel Group Ltd.(b)	1,441,926
18,967	Group 1 Automotive, Inc.	1,327,500
55,596	Guess?, Inc.	1,259,805
38,335	Haverty Furniture Cos., Inc.	759,033
89,274	Hibbett Sports, Inc.(b)	2,048,838
378,744	J.C. Penney Co., Inc.(b)(c)	927,923
107,552	Kirkland’s, Inc.(b)	1,223,942
43,229	M/I Homes, Inc.(b)	1,117,902
61,115	MarineMax, Inc.(b)	1,145,906
17,328	Movado Group, Inc.	862,934
44,500	New Media Investment Group, Inc.	800,555
1,015,767	Office Depot, Inc.	2,549,575
80,840	Perry Ellis International, Inc.(b)	2,266,754
19,473	Red Robin Gourmet Burgers, Inc.(b)	921,073
74,374	Regis Corp.(b)	1,298,570
21,857	Scholastic Corp.	912,748
63,101	Shoe Carnival, Inc.	1,979,478
84,750	Sonic Automotive, Inc., Class A	1,724,663
8,768	Standard Motor Products, Inc.	427,352
117,244	Superior Industries International, Inc.	2,151,427
11,924	Unifi, Inc.(b)	359,747
97,647	Vera Bradley, Inc.(b)	1,297,729
42,324	Vista Outdoor, Inc.(b)	687,342
173,177	Vitamin Shoppe, Inc.(b)(c)	1,446,028
44,233	Zumiez, Inc.(b)	1,001,877

		63,484,777

	Consumer Staples - 5.1%
46,973	Andersons, Inc. (The)	1,655,798
165,592	Dean Foods Co.	1,626,113
59,300	Seneca Foods Corp., Class A(b)	1,598,135
45,022	SpartanNash Co.	1,078,727
54,011	SUPERVALU, Inc.(b)	1,745,636
25,247	Universal Corp.	1,744,568

		9,448,977

	Energy - 7.8%
78,695	Archrock, Inc.	1,074,187
44,499	Bristow Group, Inc.	622,096

456,404	Cloud Peak Energy, Inc.(b)	$1,191,214
129,774	Green Plains, Inc.	2,154,248
44,025	Gulf Island Fabrication, Inc.	398,426
69,475	Helix Energy Solutions Group, Inc.(b)	695,445
80,311	Matrix Service Co.(b)	1,602,205
49,599	Newpark Resources, Inc.(b)	548,069
17,899	Oil States International, Inc.(b)	624,675
61,422	Par Pacific Holdings, Inc.(b)	1,075,499
311,718	Pioneer Energy Services Corp.(b)	1,028,669
120,049	Renewable Energy Group, Inc.(b)	2,046,836
4,478	REX American Resources Corp.(b)	344,806
45,428	Unit Corp.(b)	1,131,157

		14,537,532

	Financials - 11.9%
41,612	American Equity Investment Life Holding Co.	1,486,797
37,657	Apollo Commercial Real Estate Finance, Inc. REIT	718,872
30,178	ARMOUR Residential REIT, Inc. REIT	717,331
73,272	Capstead Mortgage Corp. REIT	613,287
53,353	Enova International, Inc.(b)	1,653,943
102,585	EZCORP, Inc., Class A(b)	1,174,598
176,756	First BanCorp/Puerto Rico(b)	1,452,934
19,530	HomeStreet, Inc.(b)	578,088
8,521	Horace Mann Educators Corp.	372,368
32,238	INTL. FCStone, Inc.(b)	1,727,634
43,323	Invesco Mortgage Capital, Inc. REIT(d)	718,729
142,862	Maiden Holdings Ltd.	1,242,899
13,543	Navigators Group, Inc. (The)	817,320
127,650	New York Mortgage Trust, Inc. REIT	792,707
111,725	OFG Bancorp	1,860,221
19,494	Opus Bank	551,680
62,158	PennyMac Mortgage Investment Trust REIT	1,199,028
61,707	Redwood Trust, Inc. REIT	1,037,295
35,034	Stewart Information Services Corp.	1,591,945
13,691	United Fire Group, Inc.	825,430
23,694	United Insurance Holdings Corp.	491,888
6,643	World Acceptance Corp.(b)	663,702

		22,288,696

	Health Care - 3.9%
166,309	Aceto Corp.	543,831
22,386	AngioDynamics, Inc.(b)	473,240
153,935	Community Health Systems, Inc.(b)(c)	514,143
46,254	Cross Country Healthcare, Inc.(b)	542,559
61,814	Diplomat Pharmacy, Inc.(b)	1,284,495
31,101	Invacare Corp.	555,153
14,379	Magellan Health, Inc.(b)	1,046,072
123,353	Owens & Minor, Inc.	2,327,671

		7,287,164

	Industrials - 16.7%
17,338	AAR Corp.	821,995
22,485	ABM Industries, Inc.	701,532
15,168	Aegion Corp.(b)	375,863
37,250	ArcBest Corp.	1,733,987
25,179	Atlas Air Worldwide Holdings, Inc.(b)	1,688,252
35,599	Briggs & Stratton Corp.	629,746
39,430	DXP Enterprises, Inc.(b)	1,630,036
37,556	Echo Global Logistics, Inc.(b)	1,293,804
13,775	Encore Wire Corp.	671,531
40,171	Engility Holdings, Inc.(b)	1,389,917
69,041	Essendant, Inc.	1,148,152
13,982	FTI Consulting, Inc.(b)	1,104,019
21,873	Greenbrier Cos., Inc. (The)	1,239,105
22,484	Hub Group, Inc., Class A(b)	1,043,258
72,964	Kelly Services, Inc., Class A	1,772,296
72,507	LSC Communications, Inc.	1,089,055
25,471	Matson, Inc.	916,956
31,338	MYR Group, Inc.(b)	1,156,059
40,765	Navigant Consulting, Inc.(b)	887,046
213,541	Orion Group Holdings, Inc.(b)	1,958,171
35,319	Powell Industries, Inc.	1,294,441

Schedule of Investments(a)

25,630	Resources Connection, Inc.	$407,517
67,429	Team, Inc.(b)(c)	1,469,952
52,306	Titan International, Inc.	553,921
29,396	Triumph Group, Inc.	612,907
40,343	TrueBlue, Inc.(b)	1,091,278
64,160	Veritiv Corp.(b)	2,457,328

		31,138,124

	Information Technology - 11.0%
20,612	Anixter International, Inc.(b)	1,502,615
29,287	Bel Fuse, Inc., Class B	658,957
47,929	Benchmark Electronics, Inc.	1,159,882
5,453	CACI International, Inc., Class A(b)	955,366
47,235	Comtech Telecommunications Corp.	1,587,096
59,639	Daktronics, Inc.	512,299
38,304	Diebold Nixdorf, Inc.	434,750
96,263	Digi International, Inc.(b)	1,299,550
23,342	Fabrinet (Thailand)(b)	913,139
35,276	Finisar Corp.(b)	594,401
39,087	Insight Enterprises, Inc.(b)	1,964,903
30,107	Knowles Corp.(b)	522,658
7,756	ManTech International Corp., Class A	464,197
97,143	Photronics, Inc.(b)	874,287
8,151	Plexus Corp.(b)	484,332
49,739	Sanmina Corp.(b)	1,447,405
56,375	ScanSource, Inc.(b)	2,325,469
78,960	Super Micro Computer, Inc.(b)	1,745,016
20,744	Sykes Enterprises, Inc.(b)	615,267
36,434	Veeco Instruments, Inc.(b)	533,758

		20,595,347

	Materials - 6.3%
10,718	A. Schulman, Inc.	464,625
103,047	AK Steel Holding Corp.(b)(c)	477,107
29,155	Boise Cascade Co.	1,260,954
28,213	Clearwater Paper Corp.(b)	637,614
234,648	Flotek Industries, Inc.(b)	727,409
15,457	Hawkins, Inc.	576,546
19,233	Haynes International, Inc.	816,633
24,883	KapStone Paper and Packaging Corp.	865,431
105,706	Olympic Steel, Inc.	2,337,160
55,645	P.H. Glatfelter Co.	910,909
52,566	SunCoke Energy, Inc.(b)	599,778
68,665	TimkenSteel Corp.(b)	954,443
43,684	Tredegar Corp.	1,137,968

		11,766,577

	Real Estate - 2.2%
234,167	CBL & Associates Properties, Inc. REIT(c)	1,276,210
36,219	DiamondRock Hospitality Co.	431,730
60,593	Hersha Hospitality Trust REIT	1,308,203
23,229	Kite Realty Group Trust REIT	391,873
84,191	Washington Prime Group, Inc. REIT	676,054

		4,084,070

	Telecommunication Services - 1.1%
71,006	Frontier Communications Corp.(c)	370,652
70,324	Iridium Communications, Inc.(b)	1,216,605
33,608	Spok Holdings, Inc.	487,316

		2,074,573

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $178,962,485) - 100.0%	$186,705,837

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.5%
10,215,124	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $10,215,124)	10,215,124

	Total Investments in Securities (Cost $189,177,609) - 105.5%	196,920,961
	Other assets less liabilities - (5.5)%	(10,255,540)

	Net Assets - 100.0%	$186,665,421

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$ 682,894	$ 56,765	$ (36,544)	$ 20,522	$ (4,908)	$ 718,729	$ 17,412

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities & others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the three months ended July 31, 2018, there were transfers from Level 2 to Level 1, due to foreign fair value adjustments, in the following amounts:

Invesco CleantechTM ETF	$70,138,694
Invesco Global Listed Private Equity ETF	106,833,428

	Level 1	Level 2	Level 3	Total
Invesco Russell 2000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,642,689	$5,444	$1,492	$25,649,625
Money Market Funds	803,691	—	—	803,691

Total Investments	$26,446,380	$5,444	$1,492	$26,453,316

Invesco Russell Midcap Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,875,400	$13,048	$—	$24,888,448
Money Market Funds	301,428	—	—	301,428

Total Investments	$25,176,828	$13,048	$—	$25,189,876

Invesco Russell Midcap Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,293,343	$291,764	$—	$47,585,107
Money Market Funds	366,980	—	—	366,980

Total Investments	$47,660,323	$291,764	$—	$47,952,087

Invesco Wilshire Micro-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,044,052	$0	$24,812	$29,068,864
Money Market Funds	2,093,523	—	—	2,093,523

Total Investments	$31,137,575	$—	$24,812	$31,162,387

Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$229,743,458	$—	$—	$229,743,458
Money Market Funds	48,305,588	—	—	48,305,588

Total Investments in Securities	278,049,046	—	—	278,049,046

Other Investments - Liabilities*
Swap Agreements	—	(418,950)	—	(418,950)

Total Investments	$278,049,046	$(418,950)	$—	$277,630,096

Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$242,770,918	$—	$0	$242,770,918
Money Market Funds	11,803,375	—	—	11,803,375

Total Investments	$254,574,293	$—	$—	$254,574,293

Invesco S&P 500 BuyWrite ETF
Investments in Securities
Common Stocks & Other Equity Interests	$344,246,234	$194,673	$—	$344,440,907

Total Investments in Securities	344,246,234	194,673	—	344,440,907

Other Investments - Liabilities
Options written	(3,146,650)	—	—	(3,146,650)

Total Other Investments	(3,146,650)	—	—	(3,146,650)

Total Investments	$341,099,584	$194,673	$—	$341,294,257

Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks	$281,113,784	$—	$338,010	$281,451,794
Money Market Funds	15,355,529	—	—	15,355,529

Total Investments	$296,469,313	$—	$338,010	$296,807,323

Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,552,845	$—	$376	$42,553,221
Money Market Funds	1,238,487	—	—	1,238,487

Total Investments	$43,791,332	$—	$376	$43,791,708

*	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2018:

	Value
	Invesco Global Listed Private Equity ETF	Invesco S&P 500 BuyWrite ETF
Derivative Liabilities	Equity Risk
Options written, at value - Exchange-Traded	$—	$(105,757)

Unrealized depreciation on swap agreements — OTC	(418,950)	—

Total Derivative Liabilities	(418,950)	(105,757)

Derivatives not subject to master netting agreements	—	105,757

Total Derivative Liabilities subject to master netting agreements	$(418,950)	$—

Effect of Derivative Investments for the three months ended July 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	Invesco Global Listed Private Equity ETF	Invesco S&P 500 BuyWrite ETF
	Equity Risk
Realized Gain (Loss):
Options written	$—	$(3,618,205)

Swap agreements	5,357,876	—

Change in Net Unrealized Appreciation (Depreciation):
Options written	—	(2,288,284)

Swap agreements	(325,830)	—

Total	$5,032,046	$(5,906,489)

The table below summarizes the average notional value of options written and swap agreements outstanding during the period.

	Average Notional Value
	Invesco Global Listed Private Equity ETF	Invesco S&P 500 BuyWrite ETF
Options written	$—	$335,743,667
Swap agreements	28,351,359	—

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Invesco Exchange-Traded Fund Trust

By (Signature and Title)     /s/ Daniel E. Draper

                                              Daniel E. Draper

                                              President

Date 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Daniel E. Draper

                                              Daniel E. Draper

                                              President

Date 9/28/2018

By (Signature and Title)     /s/ Kelli Gallegos

                                              Kelli Gallegos

                                              Treasurer

Date 9/28/2018